UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Global Bond Portfolio Class ADV - IOSAX

Voya Global Bond Portfolio Class I - IOSIX

Voya Global Bond Portfolio Class S - IOSSX

Voya Global Insights Portfolio Class ADV - IGMAX

Voya Global Insights Portfolio Class I - IGMIX

Voya Global Insights Portfolio Class S - IGMSX

Voya Global Insights Portfolio Class S2 - IOGPX

Voya Index Solution 2025 Portfolio Class ADV - ISDAX

Voya Index Solution 2025 Portfolio Class I - ISDIX

Voya Index Solution 2025 Portfolio Class S - ISDSX

Voya Index Solution 2025 Portfolio Class S2 - IXXVX

Voya Index Solution 2025 Portfolio Class Z - VSZBX

Voya Index Solution 2030 Portfolio Class ADV - IDXFX

Voya Index Solution 2030 Portfolio Class I - IDXGX

Voya Index Solution 2030 Portfolio Class S - IDXHX

Voya Index Solution 2030 Portfolio Class S2 - IDXIX

Voya Index Solution 2030 Portfolio Class Z - VSZCX

Voya Index Solution 2035 Portfolio Class ADV - ISEAX

Voya Index Solution 2035 Portfolio Class I - ISEIX

Voya Index Solution 2035 Portfolio Class S - ISESX

Voya Index Solution 2035 Portfolio Class S2 - IXISX

Voya Index Solution 2035 Portfolio Class Z - VSZDX

Voya Index Solution 2040 Portfolio Class ADV - IDXKX

Voya Index Solution 2040 Portfolio Class I - IDXLX

Voya Index Solution 2040 Portfolio Class S - IDXMX

Voya Index Solution 2040 Portfolio Class S2 - IDXNX

Voya Index Solution 2040 Portfolio Class Z - VSZEX

Voya Index Solution 2045 Portfolio Class ADV - ISJAX

Voya Index Solution 2045 Portfolio Class I - ISJIX

Voya Index Solution 2045 Portfolio Class S - ISJSX

Voya Index Solution 2045 Portfolio Class S2 - ISVLX

Voya Index Solution 2045 Portfolio Class Z - VSZFX

Voya Index Solution 2050 Portfolio Class ADV - IDXPX

Voya Index Solution 2050 Portfolio Class I - IDXQX

Voya Index Solution 2050 Portfolio Class S - IDXRX

Voya Index Solution 2050 Portfolio Class S2 - IDXSX

Voya Index Solution 2050 Portfolio Class Z - VSZGX

Voya Index Solution 2055 Portfolio Class ADV - IISAX

Voya Index Solution 2055 Portfolio Class I - IISNX

Voya Index Solution 2055 Portfolio Class S - IISSX

Voya Index Solution 2055 Portfolio Class S2 - IISTX

Voya Index Solution 2055 Portfolio Class Z - VSZHX

Voya Index Solution 2060 Portfolio Class ADV - VPSAX

Voya Index Solution 2060 Portfolio Class I - VISPX

Voya Index Solution 2060 Portfolio Class S - VPISX

Voya Index Solution 2060 Portfolio Class S2 - VPSSX

Voya Index Solution 2060 Portfolio Class Z - VSZIX

Voya Index Solution 2065 Portfolio Class ADV - VIQAX

Voya Index Solution 2065 Portfolio Class I - VIQIX

Voya Index Solution 2065 Portfolio Class S - VIQSX

Voya Index Solution 2065 Portfolio Class S2 - VIQUX

Voya Index Solution 2065 Portfolio Class Z - VIQZX

Voya Index Solution Income Portfolio Class ADV - ISKAX

Voya Index Solution Income Portfolio Class I - ISKIX

Voya Index Solution Income Portfolio Class S - ISKSX

Voya Index Solution Income Portfolio Class S2 - IIIPX

Voya Index Solution Income Portfolio Class Z - VSZJX

Voya International High Dividend Low Volatility Portfolio Class ADV - IFTAX

Voya International High Dividend Low Volatility Portfolio Class I - IFTIX

Voya International High Dividend Low Volatility Portfolio Class S - IFTSX

Voya International High Dividend Low Volatility Portfolio Class S2 - ITFEX

Voya Solution 2025 Portfolio Class ADV - ISZAX

Voya Solution 2025 Portfolio Class I - ISZIX

Voya Solution 2025 Portfolio Class S - ISZSX

Voya Solution 2025 Portfolio Class S2 - ISPBX

Voya Solution 2030 Portfolio Class ADV - ISNFX

Voya Solution 2030 Portfolio Class I - ISNGX

Voya Solution 2030 Portfolio Class S - ISNHX

Voya Solution 2030 Portfolio Class S2 - ISNIX

Voya Solution 2035 Portfolio Class ADV - ISQAX

Voya Solution 2035 Portfolio Class I - ISQIX

Voya Solution 2035 Portfolio Class S - ISQSX

Voya Solution 2035 Portfolio Class S2 - ISPCX

Voya Solution 2040 Portfolio Class ADV - ISNKX

Voya Solution 2040 Portfolio Class I - ISNLX

Voya Solution 2040 Portfolio Class S - ISNMX

Voya Solution 2040 Portfolio Class S2 - ISNNX

Voya Solution 2045 Portfolio Class ADV - ISRAX

Voya Solution 2045 Portfolio Class I - ISRIX

Voya Solution 2045 Portfolio Class S - ISRSX

Voya Solution 2045 Portfolio Class S2 - ISPDX

Voya Solution 2050 Portfolio Class ADV - ISNPX

Voya Solution 2050 Portfolio Class I - ISNQX

Voya Solution 2050 Portfolio Class S - ISNRX

Voya Solution 2050 Portfolio Class S2 - ISNSX

Voya Solution 2055 Portfolio Class ADV - IASPX

Voya Solution 2055 Portfolio Class I - IISPX

Voya Solution 2055 Portfolio Class S - ISSPX

Voya Solution 2055 Portfolio Class S2 - ITSPX

Voya Solution 2060 Portfolio Class ADV - VSPAX

Voya Solution 2060 Portfolio Class I - VSIPX

Voya Solution 2060 Portfolio Class S - VSPSX

Voya Solution 2060 Portfolio Class S2 - VSSPX

Voya Solution 2065 Portfolio Class ADV - VSAQX

Voya Solution 2065 Portfolio Class I - VSQIX

Voya Solution 2065 Portfolio Class S - VSSQX

Voya Solution 2065 Portfolio Class S2 - VSQUX

Voya Solution Aggressive Portfolio Class ADV - IAVAX

Voya Solution Aggressive Portfolio Class I - IAVIX

Voya Solution Aggressive Portfolio Class R6 - VYRMX

Voya Solution Aggressive Portfolio Class S - IAVSX

Voya Solution Aggressive Portfolio Class S2 - IAVTX

Voya Solution Balanced Portfolio Class ADV - ISGAX

Voya Solution Balanced Portfolio Class I - ISGJX

Voya Solution Balanced Portfolio Class R6 - VYRLX

Voya Solution Balanced Portfolio Class S - ISGKX

Voya Solution Balanced Portfolio Class S2 - ISGTX

Voya Solution Conservative Portfolio Class ADV - ICGAX

Voya Solution Conservative Portfolio Class I - ICGIX

Voya Solution Conservative Portfolio Class R6 - VYRPX

Voya Solution Conservative Portfolio Class S - ICGSX

Voya Solution Conservative Portfolio Class S2 - ICGTX

Voya Solution Income Portfolio Class ADV - ISWAX

Voya Solution Income Portfolio Class I - ISWIX

Voya Solution Income Portfolio Class S - ISWSX

Voya Solution Income Portfolio Class S2 - IJKBX

Voya Solution Moderately Aggressive Portfolio Class ADV - IAGAX

Voya Solution Moderately Aggressive Portfolio Class I - IAGIX

Voya Solution Moderately Aggressive Portfolio Class R6 - VYROX

Voya Solution Moderately Aggressive Portfolio Class S - IAGSX

Voya Solution Moderately Aggressive Portfolio Class S2 - IAGTX

VY® American Century Small-Mid Cap Value Portfolio Class ADV - IASAX

VY® American Century Small-Mid Cap Value Portfolio Class I - IACIX

VY® American Century Small-Mid Cap Value Portfolio Class S - IASSX

VY® American Century Small-Mid Cap Value Portfolio Class S2 - ISMSX

VY® Baron Growth Portfolio Class ADV - IBSAX

VY® Baron Growth Portfolio Class I - IBGIX

VY® Baron Growth Portfolio Class R6 - VYRBX

VY® Baron Growth Portfolio Class S - IBSSX

VY® Baron Growth Portfolio Class S2 - IBCGX

VY® Columbia Contrarian Core Portfolio Class ADV - ISBAX

VY® Columbia Contrarian Core Portfolio Class I - ISFIX

VY® Columbia Contrarian Core Portfolio Class S - ISCSX

VY® Columbia Small Cap Value II Portfolio Class ADV - ICSAX

VY® Columbia Small Cap Value II Portfolio Class I - ICISX

VY® Columbia Small Cap Value II Portfolio Class R6 - VYRDX

VY® Columbia Small Cap Value II Portfolio Class S - ICSSX

VY® Columbia Small Cap Value II Portfolio Class S2 - ICVPX

VY® Invesco Comstock Portfolio Class ADV - IVKAX

VY® Invesco Comstock Portfolio Class I - IVKIX

VY® Invesco Comstock Portfolio Class S - IVKSX

VY® Invesco Equity and Income Portfolio Class ADV - IUAAX

VY® Invesco Equity and Income Portfolio Class I - IUAIX

VY® Invesco Equity and Income Portfolio Class S - IUASX

VY® Invesco Equity and Income Portfolio Class S2 - IVIPX

VY® JPMorgan Mid Cap Value Portfolio Class ADV - IJMAX

VY® JPMorgan Mid Cap Value Portfolio Class I - IJMIX

VY® JPMorgan Mid Cap Value Portfolio Class S - IJMSX

VY® JPMorgan Mid Cap Value Portfolio Class S2 - IJPMX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class ADV - IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class I - IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6 - VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class S - IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class S2 - IAXTX

VY® T. Rowe Price Growth Equity Portfolio Class ADV - IGEAX

VY® T. Rowe Price Growth Equity Portfolio Class I - ITGIX

VY® T. Rowe Price Growth Equity Portfolio Class S - ITGSX

VY® T. Rowe Price Growth Equity Portfolio Class S2 - ITRGX

Class ADV: IOSAX

Voya Global Bond Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$116	1.17%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg Global Aggregate Index primarily due to positive sector allocations & security selections, while duration & currency decisions detracted.

↑ Top contributors to performance: Allocation to securitized credit contributed broadly over the period. The largest contributions were sourced from collateralized mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities (RMBS) and credit risk transfers (CRT). Allocation to corporate credit also contributed over the period, albeit to a lesser extent.

↓ Top detractors from performance: Developed market and emerging market rates positioning detracted over the period, along with a smaller detraction from currency decisions.  Derivatives negatively impacted performance for the year.

Total Return Based on $10,000 Investment

	Class ADV	Bloomberg Global Aggregate Index
2014	$10,000	$10,000
2015	$9,515	$9,685
2016	$10,068	$9,887
2017	$10,980	$10,618
2018	$10,704	$10,491
2019	$11,504	$11,208
2020	$12,491	$12,239
2021	$11,840	$11,663
2022	$9,620	$9,768
2023	$10,161	$10,326
2024	$10,015	$10,152

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	-1.44%	-2.74%	0.01%
Bloomberg Global Aggregate Index	-1.69%	-1.96%	0.15%

Fund Statistics

  Total Net Assets$101,514,887
  # of Portfolio Holdings784
  Portfolio Turnover Rate149%
  Investment Advisory Fees Paid$442,064

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	5.6%
China Government Bond, 3.250%, 11/22/28	4.3%
Voya VACS Series EMHCD Fund	3.6%
United States Treasury Notes, 4.250%, 11/15/34	3.1%
China Government Bond, 2.850%, 06/04/27	1.9%
China Government Bond, 3.290%, 05/23/29	1.9%
United States Treasury Bonds, 4.250%, 08/15/54	1.6%
United States Treasury Bonds, 4.625%, 11/15/44	1.6%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.6%
Ginnie Mae, 3.000%, 01/20/55	1.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.2%
Common Stock	0.0%
Rights	0.0%
U.S. Treasury Obligations	8.9%
Commercial Mortgage-Backed Securities	9.2%
Mutual Funds	9.2%
U.S. Government Agency Obligations	9.7%
Asset-Backed Securities	9.9%
Collateralized Mortgage Obligations	13.6%
Corporate Bonds/Notes	17.6%
Sovereign Bonds	19.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IOSAX

Voya Global Bond Portfolio

92914K883-AR

Class I: IOSIX

Voya Global Bond Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$67	0.67%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg Global Aggregate Index primarily due to positive sector allocations & security selections, while duration & currency decisions detracted.

↑ Top contributors to performance: Allocation to securitized credit contributed broadly over the period. The largest contributions were sourced from collateralized mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities (RMBS) and credit risk transfers (CRT). Allocation to corporate credit also contributed over the period, albeit to a lesser extent.

↓ Top detractors from performance: Developed market and emerging market rates positioning detracted over the period, along with a smaller detraction from currency decisions.  Derivatives negatively impacted performance for the year.

Total Return Based on $10,000 Investment

	Class I	Bloomberg Global Aggregate Index
2014	$10,000	$10,000
2015	$9,568	$9,685
2016	$10,171	$9,887
2017	$11,155	$10,618
2018	$10,918	$10,491
2019	$11,794	$11,208
2020	$12,880	$12,239
2021	$12,265	$11,663
2022	$10,015	$9,768
2023	$10,640	$10,326
2024	$10,537	$10,152

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	-0.97%	-2.23%	0.52%
Bloomberg Global Aggregate Index	-1.69%	-1.96%	0.15%

Fund Statistics

  Total Net Assets$101,514,887
  # of Portfolio Holdings784
  Portfolio Turnover Rate149%
  Investment Advisory Fees Paid$442,064

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	5.6%
China Government Bond, 3.250%, 11/22/28	4.3%
Voya VACS Series EMHCD Fund	3.6%
United States Treasury Notes, 4.250%, 11/15/34	3.1%
China Government Bond, 2.850%, 06/04/27	1.9%
China Government Bond, 3.290%, 05/23/29	1.9%
United States Treasury Bonds, 4.250%, 08/15/54	1.6%
United States Treasury Bonds, 4.625%, 11/15/44	1.6%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.6%
Ginnie Mae, 3.000%, 01/20/55	1.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.2%
Common Stock	0.0%
Rights	0.0%
U.S. Treasury Obligations	8.9%
Commercial Mortgage-Backed Securities	9.2%
Mutual Funds	9.2%
U.S. Government Agency Obligations	9.7%
Asset-Backed Securities	9.9%
Collateralized Mortgage Obligations	13.6%
Corporate Bonds/Notes	17.6%
Sovereign Bonds	19.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IOSIX

Voya Global Bond Portfolio

92914K800-AR

Class S: IOSSX

Voya Global Bond Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$91	0.92%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg Global Aggregate Index primarily due to positive sector allocations & security selections, while duration & currency decisions detracted.

↑ Top contributors to performance: Allocation to securitized credit contributed broadly over the period. The largest contributions were sourced from collateralized mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities (RMBS) and credit risk transfers (CRT). Allocation to corporate credit also contributed over the period, albeit to a lesser extent.

↓ Top detractors from performance: Developed market and emerging market rates positioning detracted over the period, along with a smaller detraction from currency decisions.  Derivatives negatively impacted performance for the year.

Total Return Based on $10,000 Investment

	Class S	Bloomberg Global Aggregate Index
2014	$10,000	$10,000
2015	$9,550	$9,685
2016	$10,125	$9,887
2017	$11,067	$10,618
2018	$10,815	$10,491
2019	$11,654	$11,208
2020	$12,685	$12,239
2021	$12,047	$11,663
2022	$9,819	$9,768
2023	$10,406	$10,326
2024	$10,279	$10,152

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	-1.22%	-2.48%	0.28%
Bloomberg Global Aggregate Index	-1.69%	-1.96%	0.15%

Fund Statistics

  Total Net Assets$101,514,887
  # of Portfolio Holdings784
  Portfolio Turnover Rate149%
  Investment Advisory Fees Paid$442,064

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	5.6%
China Government Bond, 3.250%, 11/22/28	4.3%
Voya VACS Series EMHCD Fund	3.6%
United States Treasury Notes, 4.250%, 11/15/34	3.1%
China Government Bond, 2.850%, 06/04/27	1.9%
China Government Bond, 3.290%, 05/23/29	1.9%
United States Treasury Bonds, 4.250%, 08/15/54	1.6%
United States Treasury Bonds, 4.625%, 11/15/44	1.6%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.6%
Ginnie Mae, 3.000%, 01/20/55	1.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.2%
Common Stock	0.0%
Rights	0.0%
U.S. Treasury Obligations	8.9%
Commercial Mortgage-Backed Securities	9.2%
Mutual Funds	9.2%
U.S. Government Agency Obligations	9.7%
Asset-Backed Securities	9.9%
Collateralized Mortgage Obligations	13.6%
Corporate Bonds/Notes	17.6%
Sovereign Bonds	19.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IOSSX

Voya Global Bond Portfolio

92914K701-AR

Class ADV: IGMAX

Voya Global Insights Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$131	1.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI All Country World IndexSM due to unfavorable stock selection & allocation.

↑ Top contributors to performance: Industrials was our top performing sector led by gains from our top individual names Vertiv Holdings Co., and GE Aerospace. Consumer staples was the next best-performing sector led by Walmart Stores Inc.

↓ Top detractors from performance: The narrow market leadership led by some of the biggest market capitalization stocks presented a tough backdrop for the philosophy of identifying unrecognized change. Information technology was the worst-performing sector & Nvidia Corp. was the worst individual performer.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠
2014	$10,000	$10,000
2015	$10,356	$9,764
2016	$10,326	$10,531
2017	$14,025	$13,056
2018	$12,115	$11,827
2019	$15,882	$14,973
2020	$20,200	$17,407
2021	$23,190	$20,634
2022	$15,705	$16,845
2023	$20,725	$20,585
2024	$22,552	$24,185

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	8.82%	7.26%	8.47%
MSCI All Country World Index℠	17.49%	10.06%	9.23%

Prior to November 29, 2023, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$1,100,791,726
  # of Portfolio Holdings67
  Portfolio Turnover Rate126%
  Investment Advisory Fees Paid$6,715,930

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Tesla, Inc.	3.7%
Apple, Inc.	3.5%
Cisco Systems, Inc.	3.3%
AT&T, Inc.	2.9%
Walmart, Inc.	2.8%
NVIDIA Corp.	2.8%
Sony Group Corp.	2.7%
Wheaton Precious Metals Corp.	2.4%
Fox Corp. - Class A	2.3%
London Stock Exchange Group PLC	2.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Indonesia	1.3%
Spain	1.6%
Italy	1.9%
China	1.9%
Netherlands	2.1%
Canada	2.4%
India	3.2%
Japan	3.7%
Switzerland	3.7%
United Kingdom	5.2%
United States	70.4%

Sector Allocation

Value	Value
Information Technology	22.9%
Consumer Discretionary	14.2%
Industrials	11.5%
Financials	11.5%
Health Care	7.8%
Communication Services	7.5%
Consumer Staples	6.8%
Materials	5.6%
Utilities	3.8%
Energy	3.7%
Real Estate	2.1%
Short-Term Investments	2.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGMAX

Voya Global Insights Portfolio

92914K677-AR

Class I: IGMIX

Voya Global Insights Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$79	0.75%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI All Country World IndexSM due to unfavorable stock selection & allocation.

↑ Top contributors to performance: Industrials was our top performing sector led by gains from our top individual names Vertiv Holdings Co., and GE Aerospace. Consumer staples was the next best-performing sector led by Walmart Stores Inc.

↓ Top detractors from performance: The narrow market leadership led by some of the biggest market capitalization stocks presented a tough backdrop for the philosophy of identifying unrecognized change. Information technology was the worst-performing sector & Nvidia Corp. was the worst individual performer.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠
2014	$10,000	$10,000
2015	$10,413	$9,764
2016	$10,436	$10,531
2017	$14,243	$13,056
2018	$12,364	$11,827
2019	$16,297	$14,973
2020	$20,824	$17,407
2021	$24,025	$20,634
2022	$16,355	$16,845
2023	$21,676	$20,585
2024	$23,721	$24,185

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	9.43%	7.80%	9.02%
MSCI All Country World Index℠	17.49%	10.06%	9.23%

Prior to November 29, 2023, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$1,100,791,726
  # of Portfolio Holdings67
  Portfolio Turnover Rate126%
  Investment Advisory Fees Paid$6,715,930

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Tesla, Inc.	3.7%
Apple, Inc.	3.5%
Cisco Systems, Inc.	3.3%
AT&T, Inc.	2.9%
Walmart, Inc.	2.8%
NVIDIA Corp.	2.8%
Sony Group Corp.	2.7%
Wheaton Precious Metals Corp.	2.4%
Fox Corp. - Class A	2.3%
London Stock Exchange Group PLC	2.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Indonesia	1.3%
Spain	1.6%
Italy	1.9%
China	1.9%
Netherlands	2.1%
Canada	2.4%
India	3.2%
Japan	3.7%
Switzerland	3.7%
United Kingdom	5.2%
United States	70.4%

Sector Allocation

Value	Value
Information Technology	22.9%
Consumer Discretionary	14.2%
Industrials	11.5%
Financials	11.5%
Health Care	7.8%
Communication Services	7.5%
Consumer Staples	6.8%
Materials	5.6%
Utilities	3.8%
Energy	3.7%
Real Estate	2.1%
Short-Term Investments	2.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IGMIX

Voya Global Insights Portfolio

92914K651-AR

Class S: IGMSX

Voya Global Insights Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$105	1.01%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI All Country World IndexSM due to unfavorable stock selection & allocation.

↑ Top contributors to performance: Industrials was our top performing sector led by gains from our top individual names Vertiv Holdings Co., and GE Aerospace. Consumer staples was the next best-performing sector led by Walmart Stores Inc.

↓ Top detractors from performance: The narrow market leadership led by some of the biggest market capitalization stocks presented a tough backdrop for the philosophy of identifying unrecognized change. Information technology was the worst-performing sector & Nvidia Corp. was the worst individual performer.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠
2014	$10,000	$10,000
2015	$10,384	$9,764
2016	$10,380	$10,531
2017	$14,130	$13,056
2018	$12,239	$11,827
2019	$16,087	$14,973
2020	$20,500	$17,407
2021	$23,601	$20,634
2022	$16,026	$16,845
2023	$21,193	$20,585
2024	$23,119	$24,185

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	9.09%	7.52%	8.74%
MSCI All Country World Index℠	17.49%	10.06%	9.23%

Prior to November 29, 2023, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$1,100,791,726
  # of Portfolio Holdings67
  Portfolio Turnover Rate126%
  Investment Advisory Fees Paid$6,715,930

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Tesla, Inc.	3.7%
Apple, Inc.	3.5%
Cisco Systems, Inc.	3.3%
AT&T, Inc.	2.9%
Walmart, Inc.	2.8%
NVIDIA Corp.	2.8%
Sony Group Corp.	2.7%
Wheaton Precious Metals Corp.	2.4%
Fox Corp. - Class A	2.3%
London Stock Exchange Group PLC	2.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Indonesia	1.3%
Spain	1.6%
Italy	1.9%
China	1.9%
Netherlands	2.1%
Canada	2.4%
India	3.2%
Japan	3.7%
Switzerland	3.7%
United Kingdom	5.2%
United States	70.4%

Sector Allocation

Value	Value
Information Technology	22.9%
Consumer Discretionary	14.2%
Industrials	11.5%
Financials	11.5%
Health Care	7.8%
Communication Services	7.5%
Consumer Staples	6.8%
Materials	5.6%
Utilities	3.8%
Energy	3.7%
Real Estate	2.1%
Short-Term Investments	2.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IGMSX

Voya Global Insights Portfolio

92914K669-AR

Class S2: IOGPX

Voya Global Insights Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$121	1.16%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI All Country World IndexSM due to unfavorable stock selection & allocation.

↑ Top contributors to performance: Industrials was our top performing sector led by gains from our top individual names Vertiv Holdings Co., and GE Aerospace. Consumer staples was the next best-performing sector led by Walmart Stores Inc.

↓ Top detractors from performance: The narrow market leadership led by some of the biggest market capitalization stocks presented a tough backdrop for the philosophy of identifying unrecognized change. Information technology was the worst-performing sector & Nvidia Corp. was the worst individual performer.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠
2014	$10,000	$10,000
2015	$10,374	$9,764
2016	$10,353	$10,531
2017	$14,071	$13,056
2018	$12,163	$11,827
2019	$15,965	$14,973
2020	$20,328	$17,407
2021	$23,359	$20,634
2022	$15,835	$16,845
2023	$20,917	$20,585
2024	$22,801	$24,185

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	9.00%	7.39%	8.59%
MSCI All Country World Index℠	17.49%	10.06%	9.23%

Prior to November 29, 2023, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$1,100,791,726
  # of Portfolio Holdings67
  Portfolio Turnover Rate126%
  Investment Advisory Fees Paid$6,715,930

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Tesla, Inc.	3.7%
Apple, Inc.	3.5%
Cisco Systems, Inc.	3.3%
AT&T, Inc.	2.9%
Walmart, Inc.	2.8%
NVIDIA Corp.	2.8%
Sony Group Corp.	2.7%
Wheaton Precious Metals Corp.	2.4%
Fox Corp. - Class A	2.3%
London Stock Exchange Group PLC	2.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Indonesia	1.3%
Spain	1.6%
Italy	1.9%
China	1.9%
Netherlands	2.1%
Canada	2.4%
India	3.2%
Japan	3.7%
Switzerland	3.7%
United Kingdom	5.2%
United States	70.4%

Sector Allocation

Value	Value
Information Technology	22.9%
Consumer Discretionary	14.2%
Industrials	11.5%
Financials	11.5%
Health Care	7.8%
Communication Services	7.5%
Consumer Staples	6.8%
Materials	5.6%
Utilities	3.8%
Energy	3.7%
Real Estate	2.1%
Short-Term Investments	2.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IOGPX

Voya Global Insights Portfolio

92914L444-AR

Class ADV: ISDAX

Voya Index Solution 2025 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$57	0.54%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in international equities, core fixed income & high yield were the biggest contributors. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,820	$9,764	$10,055	$9,975
2016	$10,469	$10,531	$10,321	$10,755
2017	$11,969	$13,056	$10,687	$12,320
2018	$11,326	$11,827	$10,688	$11,701
2019	$13,381	$14,973	$11,620	$13,852
2020	$15,054	$17,407	$12,493	$15,406
2021	$16,590	$20,634	$12,300	$17,050
2022	$13,892	$16,845	$10,700	$14,812
2023	$15,746	$20,585	$11,291	$16,735
2024	$17,095	$24,185	$11,433	$18,148

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	8.57%	5.02%	5.51%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$968,465,587
  # of Portfolio Holdings11
  Portfolio Turnover Rate34%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	33.1%
Voya VACS Index Series S Portfolio	24.9%
Voya VACS Index Series I Portfolio	10.2%
Schwab U.S. TIPS ETF	8.6%
Voya U.S. Bond Index Portfolio - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya VACS Index Series MC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	3.3%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	42.1%
Fixed Income	57.8%

Target Asset Allocations

Value	Value
US Large Blend	25.0%
US Mid Cap Blend	3.5%
US Small Cap	0.7%
International	10.2%
Emerging Markets	3.0%
Core Fixed Income	38.8%
High Yield	3.3%
TIPS	8.5%
Short Duration	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISDAX

Voya Index Solution 2025 Portfolio

92914H575-AR

Class I: ISDIX

Voya Index Solution 2025 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$4	0.04%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in international equities, core fixed income & high yield were the biggest contributors. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,875	$9,764	$10,055	$9,975
2016	$10,580	$10,531	$10,321	$10,755
2017	$12,150	$13,056	$10,687	$12,320
2018	$11,550	$11,827	$10,688	$11,701
2019	$13,718	$14,973	$11,620	$13,852
2020	$15,509	$17,407	$12,493	$15,406
2021	$17,169	$20,634	$12,300	$17,050
2022	$14,455	$16,845	$10,700	$14,812
2023	$16,468	$20,585	$11,291	$16,735
2024	$17,961	$24,185	$11,433	$18,148

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	9.07%	5.54%	6.03%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$968,465,587
  # of Portfolio Holdings11
  Portfolio Turnover Rate34%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	33.1%
Voya VACS Index Series S Portfolio	24.9%
Voya VACS Index Series I Portfolio	10.2%
Schwab U.S. TIPS ETF	8.6%
Voya U.S. Bond Index Portfolio - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya VACS Index Series MC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	3.3%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	42.1%
Fixed Income	57.8%

Target Asset Allocations

Value	Value
US Large Blend	25.0%
US Mid Cap Blend	3.5%
US Small Cap	0.7%
International	10.2%
Emerging Markets	3.0%
Core Fixed Income	38.8%
High Yield	3.3%
TIPS	8.5%
Short Duration	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISDIX

Voya Index Solution 2025 Portfolio

92914H690-AR

Class S: ISDSX

Voya Index Solution 2025 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$31	0.29%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in international equities, core fixed income & high yield were the biggest contributors. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,850	$9,764	$10,055	$9,975
2016	$10,525	$10,531	$10,321	$10,755
2017	$12,063	$13,056	$10,687	$12,320
2018	$11,439	$11,827	$10,688	$11,701
2019	$13,551	$14,973	$11,620	$13,852
2020	$15,289	$17,407	$12,493	$15,406
2021	$16,882	$20,634	$12,300	$17,050
2022	$14,165	$16,845	$10,700	$14,812
2023	$16,105	$20,585	$11,291	$16,735
2024	$17,538	$24,185	$11,433	$18,148

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	8.90%	5.29%	5.78%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$968,465,587
  # of Portfolio Holdings11
  Portfolio Turnover Rate34%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	33.1%
Voya VACS Index Series S Portfolio	24.9%
Voya VACS Index Series I Portfolio	10.2%
Schwab U.S. TIPS ETF	8.6%
Voya U.S. Bond Index Portfolio - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya VACS Index Series MC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	3.3%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	42.1%
Fixed Income	57.8%

Target Asset Allocations

Value	Value
US Large Blend	25.0%
US Mid Cap Blend	3.5%
US Small Cap	0.7%
International	10.2%
Emerging Markets	3.0%
Core Fixed Income	38.8%
High Yield	3.3%
TIPS	8.5%
Short Duration	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISDSX

Voya Index Solution 2025 Portfolio

92914H633-AR

Class S2: IXXVX

Voya Index Solution 2025 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$46	0.44%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in international equities, core fixed income & high yield were the biggest contributors. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,837	$9,764	$10,055	$9,975
2016	$10,498	$10,531	$10,321	$10,755
2017	$12,010	$13,056	$10,687	$12,320
2018	$11,375	$11,827	$10,688	$11,701
2019	$13,448	$14,973	$11,620	$13,852
2020	$15,158	$17,407	$12,493	$15,406
2021	$16,710	$20,634	$12,300	$17,050
2022	$14,003	$16,845	$10,700	$14,812
2023	$15,889	$20,585	$11,291	$16,735
2024	$17,273	$24,185	$11,433	$18,148

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	8.71%	5.13%	5.62%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$968,465,587
  # of Portfolio Holdings11
  Portfolio Turnover Rate34%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	33.1%
Voya VACS Index Series S Portfolio	24.9%
Voya VACS Index Series I Portfolio	10.2%
Schwab U.S. TIPS ETF	8.6%
Voya U.S. Bond Index Portfolio - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya VACS Index Series MC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	3.3%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	42.1%
Fixed Income	57.8%

Target Asset Allocations

Value	Value
US Large Blend	25.0%
US Mid Cap Blend	3.5%
US Small Cap	0.7%
International	10.2%
Emerging Markets	3.0%
Core Fixed Income	38.8%
High Yield	3.3%
TIPS	8.5%
Short Duration	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IXXVX

Voya Index Solution 2025 Portfolio

92914L543-AR

Class Z: VSZBX

Voya Index Solution 2025 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in international equities, core fixed income & high yield were the biggest contributors. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,519	$9,234	$9,964	$9,600
2016	$10,217	$9,960	$10,228	$10,351
2017	$11,749	$12,347	$10,590	$11,857
2018	$11,192	$11,185	$10,591	$11,262
2019	$13,323	$14,161	$11,515	$13,331
2020	$15,103	$16,462	$12,379	$14,827
2021	$16,769	$19,514	$12,189	$16,409
2022	$14,130	$15,931	$10,603	$14,255
2023	$16,107	$19,468	$11,189	$16,106
2024	$17,578	$22,873	$11,329	$17,466

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	9.13%	5.70%	6.01%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2025 Index	8.44%	5.55%	5.94%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$968,465,587
  # of Portfolio Holdings11
  Portfolio Turnover Rate34%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	33.1%
Voya VACS Index Series S Portfolio	24.9%
Voya VACS Index Series I Portfolio	10.2%
Schwab U.S. TIPS ETF	8.6%
Voya U.S. Bond Index Portfolio - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya VACS Index Series MC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	3.3%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	42.1%
Fixed Income	57.8%

Target Asset Allocations

Value	Value
US Large Blend	25.0%
US Mid Cap Blend	3.5%
US Small Cap	0.7%
International	10.2%
Emerging Markets	3.0%
Core Fixed Income	38.8%
High Yield	3.3%
TIPS	8.5%
Short Duration	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZBX

Voya Index Solution 2025 Portfolio

92914J514-AR

Class ADV: IDXFX

Voya Index Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$59	0.56%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield was the biggest contributor. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,952	$9,764	$10,055	$9,970
2016	$10,633	$10,531	$10,321	$10,802
2017	$12,400	$13,056	$10,687	$12,551
2018	$11,582	$11,827	$10,688	$11,800
2019	$13,938	$14,973	$11,620	$14,204
2020	$15,782	$17,407	$12,493	$15,896
2021	$17,643	$20,634	$12,300	$17,901
2022	$14,664	$16,845	$10,700	$15,402
2023	$16,849	$20,585	$11,291	$17,681
2024	$18,513	$24,185	$11,433	$19,431

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	9.87%	5.84%	6.35%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 20230 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2030 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$933,173,517
  # of Portfolio Holdings11
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	15.5%
Voya U.S. Bond Index Portfolio - Class I	4.9%
Voya VACS Index Series MC Portfolio	4.9%
Voya VACS Index Series EM Portfolio	3.5%
Schwab U.S. TIPS ETF	3.0%
Voya Short Duration Bond Fund - Class R6	2.5%
Voya VACS Index Series SC Portfolio	2.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	39.5%
Equity	60.4%

Target Asset Allocations

Value	Value
US Large Blend	34.0%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IDXFX

Voya Index Solution 2030 Portfolio

92914J753-AR

Class I: IDXGX

Voya Index Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$7	0.06%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield was the biggest contributor. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,997	$9,764	$10,055	$9,970
2016	$10,728	$10,531	$10,321	$10,802
2017	$12,567	$13,056	$10,687	$12,551
2018	$11,799	$11,827	$10,688	$11,800
2019	$14,280	$14,973	$11,620	$14,204
2020	$16,239	$17,407	$12,493	$15,896
2021	$18,252	$20,634	$12,300	$17,901
2022	$15,239	$16,845	$10,700	$15,402
2023	$17,603	$20,585	$11,291	$17,681
2024	$19,444	$24,185	$11,433	$19,431

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	10.46%	6.37%	6.88%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 20230 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2030 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$933,173,517
  # of Portfolio Holdings11
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	15.5%
Voya U.S. Bond Index Portfolio - Class I	4.9%
Voya VACS Index Series MC Portfolio	4.9%
Voya VACS Index Series EM Portfolio	3.5%
Schwab U.S. TIPS ETF	3.0%
Voya Short Duration Bond Fund - Class R6	2.5%
Voya VACS Index Series SC Portfolio	2.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	39.5%
Equity	60.4%

Target Asset Allocations

Value	Value
US Large Blend	34.0%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IDXGX

Voya Index Solution 2030 Portfolio

92914J761-AR

Class S: IDXHX

Voya Index Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.31%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield was the biggest contributor. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,973	$9,764	$10,055	$9,970
2016	$10,680	$10,531	$10,321	$10,802
2017	$12,485	$13,056	$10,687	$12,551
2018	$11,686	$11,827	$10,688	$11,800
2019	$14,102	$14,973	$11,620	$14,204
2020	$15,999	$17,407	$12,493	$15,896
2021	$17,947	$20,634	$12,300	$17,901
2022	$14,949	$16,845	$10,700	$15,402
2023	$17,218	$20,585	$11,291	$17,681
2024	$18,968	$24,185	$11,433	$19,431

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	10.17%	6.11%	6.61%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 20230 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2030 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$933,173,517
  # of Portfolio Holdings11
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	15.5%
Voya U.S. Bond Index Portfolio - Class I	4.9%
Voya VACS Index Series MC Portfolio	4.9%
Voya VACS Index Series EM Portfolio	3.5%
Schwab U.S. TIPS ETF	3.0%
Voya Short Duration Bond Fund - Class R6	2.5%
Voya VACS Index Series SC Portfolio	2.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	39.5%
Equity	60.4%

Target Asset Allocations

Value	Value
US Large Blend	34.0%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IDXHX

Voya Index Solution 2030 Portfolio

92914J779-AR

Class S2: IDXIX

Voya Index Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$49	0.46%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield was the biggest contributor. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,942	$9,764	$10,055	$9,970
2016	$10,629	$10,531	$10,321	$10,802
2017	$12,403	$13,056	$10,687	$12,551
2018	$11,601	$11,827	$10,688	$11,800
2019	$13,979	$14,973	$11,620	$14,204
2020	$15,832	$17,407	$12,493	$15,896
2021	$17,733	$20,634	$12,300	$17,901
2022	$14,742	$16,845	$10,700	$15,402
2023	$16,958	$20,585	$11,291	$17,681
2024	$18,653	$24,185	$11,433	$19,431

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	10.00%	5.94%	6.43%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 20230 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2030 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$933,173,517
  # of Portfolio Holdings11
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	15.5%
Voya U.S. Bond Index Portfolio - Class I	4.9%
Voya VACS Index Series MC Portfolio	4.9%
Voya VACS Index Series EM Portfolio	3.5%
Schwab U.S. TIPS ETF	3.0%
Voya Short Duration Bond Fund - Class R6	2.5%
Voya VACS Index Series SC Portfolio	2.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	39.5%
Equity	60.4%

Target Asset Allocations

Value	Value
US Large Blend	34.0%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IDXIX

Voya Index Solution 2030 Portfolio

92914J787-AR

Class Z: VSZCX

Voya Index Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield was the biggest contributor. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,577	$9,234	$9,964	$9,566
2016	$10,294	$9,960	$10,228	$10,365
2017	$12,079	$12,347	$10,590	$12,043
2018	$11,367	$11,185	$10,591	$11,321
2019	$13,777	$14,161	$11,515	$13,629
2020	$15,714	$16,462	$12,379	$15,252
2021	$17,700	$19,514	$12,189	$17,175
2022	$14,813	$15,931	$10,603	$14,778
2023	$17,112	$19,468	$11,189	$16,964
2024	$18,916	$22,873	$11,329	$18,643

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	10.54%	6.54%	6.81%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2030 Index	9.90%	6.46%	6.66%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 20230 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2030 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$933,173,517
  # of Portfolio Holdings11
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	15.5%
Voya U.S. Bond Index Portfolio - Class I	4.9%
Voya VACS Index Series MC Portfolio	4.9%
Voya VACS Index Series EM Portfolio	3.5%
Schwab U.S. TIPS ETF	3.0%
Voya Short Duration Bond Fund - Class R6	2.5%
Voya VACS Index Series SC Portfolio	2.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	39.5%
Equity	60.4%

Target Asset Allocations

Value	Value
US Large Blend	34.0%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZCX

Voya Index Solution 2030 Portfolio

92914J498-AR

Class ADV: ISEAX

Voya Index Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$58	0.55%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,809	$9,764	$10,055	$9,965
2016	$10,557	$10,531	$10,321	$10,847
2017	$12,452	$13,056	$10,687	$12,775
2018	$11,549	$11,827	$10,688	$11,897
2019	$14,079	$14,973	$11,620	$14,535
2020	$16,029	$17,407	$12,493	$16,394
2021	$18,204	$20,634	$12,300	$18,840
2022	$14,902	$16,845	$10,700	$16,016
2023	$17,391	$20,585	$11,291	$18,680
2024	$19,393	$24,185	$11,433	$20,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	11.52%	6.61%	6.85%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,569,309,188
  # of Portfolio Holdings10
  Portfolio Turnover Rate23%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.8%
Voya VACS Index Series I Portfolio	18.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	7.1%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series SC Portfolio	2.7%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.7%
Equity	71.3%

Target Asset Allocations

Value	Value
US Large Blend	40.8%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISEAX

Voya Index Solution 2035 Portfolio

92914H583-AR

Class I: ISEIX

Voya Index Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$5	0.05%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,853	$9,764	$10,055	$9,965
2016	$10,654	$10,531	$10,321	$10,847
2017	$12,641	$13,056	$10,687	$12,775
2018	$11,774	$11,827	$10,688	$11,897
2019	$14,433	$14,973	$11,620	$14,535
2020	$16,513	$17,407	$12,493	$16,394
2021	$18,852	$20,634	$12,300	$18,840
2022	$15,504	$16,845	$10,700	$16,016
2023	$18,180	$20,585	$11,291	$18,680
2024	$20,383	$24,185	$11,433	$20,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.12%	7.15%	7.38%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,569,309,188
  # of Portfolio Holdings10
  Portfolio Turnover Rate23%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.8%
Voya VACS Index Series I Portfolio	18.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	7.1%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series SC Portfolio	2.7%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.7%
Equity	71.3%

Target Asset Allocations

Value	Value
US Large Blend	40.8%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISEIX

Voya Index Solution 2035 Portfolio

92914H716-AR

Class S: ISESX

Voya Index Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$32	0.30%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,838	$9,764	$10,055	$9,965
2016	$10,602	$10,531	$10,321	$10,847
2017	$12,551	$13,056	$10,687	$12,775
2018	$11,657	$11,827	$10,688	$11,897
2019	$14,264	$14,973	$11,620	$14,535
2020	$16,278	$17,407	$12,493	$16,394
2021	$18,536	$20,634	$12,300	$18,840
2022	$15,209	$16,845	$10,700	$16,016
2023	$17,783	$20,585	$11,291	$18,680
2024	$19,890	$24,185	$11,433	$20,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	11.85%	6.88%	7.12%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,569,309,188
  # of Portfolio Holdings10
  Portfolio Turnover Rate23%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.8%
Voya VACS Index Series I Portfolio	18.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	7.1%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series SC Portfolio	2.7%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.7%
Equity	71.3%

Target Asset Allocations

Value	Value
US Large Blend	40.8%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISESX

Voya Index Solution 2035 Portfolio

92914H641-AR

Class S2: IXISX

Voya Index Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$48	0.45%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,822	$9,764	$10,055	$9,965
2016	$10,573	$10,531	$10,321	$10,847
2017	$12,491	$13,056	$10,687	$12,775
2018	$11,599	$11,827	$10,688	$11,897
2019	$14,161	$14,973	$11,620	$14,535
2020	$16,134	$17,407	$12,493	$16,394
2021	$18,337	$20,634	$12,300	$18,840
2022	$15,019	$16,845	$10,700	$16,016
2023	$17,545	$20,585	$11,291	$18,680
2024	$19,610	$24,185	$11,433	$20,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	11.77%	6.73%	6.97%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,569,309,188
  # of Portfolio Holdings10
  Portfolio Turnover Rate23%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.8%
Voya VACS Index Series I Portfolio	18.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	7.1%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series SC Portfolio	2.7%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.7%
Equity	71.3%

Target Asset Allocations

Value	Value
US Large Blend	40.8%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IXISX

Voya Index Solution 2035 Portfolio

92914L550-AR

Class Z: VSZDX

Voya Index Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,452	$9,234	$9,964	$9,535
2016	$10,227	$9,960	$10,228	$10,379
2017	$12,157	$12,347	$10,590	$12,224
2018	$11,349	$11,185	$10,591	$11,383
2019	$13,945	$14,161	$11,515	$13,908
2020	$15,990	$16,462	$12,379	$15,687
2021	$18,294	$19,514	$12,189	$18,027
2022	$15,070	$15,931	$10,603	$15,325
2023	$17,694	$19,468	$11,189	$17,874
2024	$19,844	$22,873	$11,329	$19,909

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	12.15%	7.31%	7.35%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2035 Index	11.38%	7.44%	7.39%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,569,309,188
  # of Portfolio Holdings10
  Portfolio Turnover Rate23%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.8%
Voya VACS Index Series I Portfolio	18.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	7.1%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series SC Portfolio	2.7%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.7%
Equity	71.3%

Target Asset Allocations

Value	Value
US Large Blend	40.8%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZDX

Voya Index Solution 2035 Portfolio

92914J480-AR

Class ADV: IDXKX

Voya Index Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$62	0.58%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & overweight to duration, U.S. mid cap, U.S. small cap and core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,822	$9,764	$10,055	$9,960
2016	$10,575	$10,531	$10,321	$10,879
2017	$12,589	$13,056	$10,687	$12,932
2018	$11,590	$11,827	$10,688	$11,974
2019	$14,278	$14,973	$11,620	$14,772
2020	$16,431	$17,407	$12,493	$16,747
2021	$19,053	$20,634	$12,300	$19,519
2022	$15,532	$16,845	$10,700	$16,482
2023	$18,364	$20,585	$11,291	$19,476
2024	$20,753	$24,185	$11,433	$21,982

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	13.01%	7.77%	7.57%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2040 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,014,668,275
  # of Portfolio Holdings10
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	46.1%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.6%
Voya VACS Index Series MC Portfolio	5.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series SC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.6%
Equity	82.2%

Target Asset Allocations

Value	Value
US Large Blend	46.0%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IDXKX

Voya Index Solution 2040 Portfolio

92914J811-AR

Class I: IDXLX

Voya Index Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.08%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & overweight to duration, U.S. mid cap, U.S. small cap and core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,850	$9,764	$10,055	$9,960
2016	$10,662	$10,531	$10,321	$10,879
2017	$12,761	$13,056	$10,687	$12,932
2018	$11,800	$11,827	$10,688	$11,974
2019	$14,610	$14,973	$11,620	$14,772
2020	$16,893	$17,407	$12,493	$16,747
2021	$19,694	$20,634	$12,300	$19,519
2022	$16,134	$16,845	$10,700	$16,482
2023	$19,179	$20,585	$11,291	$19,476
2024	$21,780	$24,185	$11,433	$21,982

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	13.56%	8.31%	8.09%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2040 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,014,668,275
  # of Portfolio Holdings10
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	46.1%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.6%
Voya VACS Index Series MC Portfolio	5.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series SC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.6%
Equity	82.2%

Target Asset Allocations

Value	Value
US Large Blend	46.0%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IDXLX

Voya Index Solution 2040 Portfolio

92914J829-AR

Class S: IDXMX

Voya Index Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.33%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & overweight to duration, U.S. mid cap, U.S. small cap and core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,835	$9,764	$10,055	$9,960
2016	$10,611	$10,531	$10,321	$10,879
2017	$12,668	$13,056	$10,687	$12,932
2018	$11,689	$11,827	$10,688	$11,974
2019	$14,438	$14,973	$11,620	$14,772
2020	$16,653	$17,407	$12,493	$16,747
2021	$19,368	$20,634	$12,300	$19,519
2022	$15,824	$16,845	$10,700	$16,482
2023	$18,762	$20,585	$11,291	$19,476
2024	$21,255	$24,185	$11,433	$21,982

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	13.29%	8.04%	7.83%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2040 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,014,668,275
  # of Portfolio Holdings10
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	46.1%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.6%
Voya VACS Index Series MC Portfolio	5.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series SC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.6%
Equity	82.2%

Target Asset Allocations

Value	Value
US Large Blend	46.0%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IDXMX

Voya Index Solution 2040 Portfolio

92914J837-AR

Class S2: IDXNX

Voya Index Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	0.48%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & overweight to duration, U.S. mid cap, U.S. small cap and core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,812	$9,764	$10,055	$9,960
2016	$10,580	$10,531	$10,321	$10,879
2017	$12,612	$13,056	$10,687	$12,932
2018	$11,616	$11,827	$10,688	$11,974
2019	$14,330	$14,973	$11,620	$14,772
2020	$16,503	$17,407	$12,493	$16,747
2021	$19,159	$20,634	$12,300	$19,519
2022	$15,628	$16,845	$10,700	$16,482
2023	$18,516	$20,585	$11,291	$19,476
2024	$20,942	$24,185	$11,433	$21,982

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	13.11%	7.88%	7.67%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2040 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,014,668,275
  # of Portfolio Holdings10
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	46.1%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.6%
Voya VACS Index Series MC Portfolio	5.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series SC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.6%
Equity	82.2%

Target Asset Allocations

Value	Value
US Large Blend	46.0%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IDXNX

Voya Index Solution 2040 Portfolio

92914J845-AR

Class Z: VSZEX

Voya Index Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & overweight to duration, U.S. mid cap, U.S. small cap and core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,425	$9,234	$9,964	$9,509
2016	$10,216	$9,960	$10,228	$10,387
2017	$12,245	$12,347	$10,590	$12,347
2018	$11,348	$11,185	$10,591	$11,432
2019	$14,081	$14,161	$11,515	$14,103
2020	$16,328	$16,462	$12,379	$15,989
2021	$19,081	$19,514	$12,189	$18,635
2022	$15,659	$15,931	$10,603	$15,736
2023	$18,628	$19,468	$11,189	$18,594
2024	$21,177	$22,873	$11,329	$20,987

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	13.68%	8.50%	8.07%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2040 Index	12.87%	8.27%	7.97%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2040 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,014,668,275
  # of Portfolio Holdings10
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	46.1%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.6%
Voya VACS Index Series MC Portfolio	5.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series SC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.6%
Equity	82.2%

Target Asset Allocations

Value	Value
US Large Blend	46.0%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZEX

Voya Index Solution 2040 Portfolio

92914J472-AR

Class ADV: ISJAX

Voya Index Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$61	0.56%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration, U.S. small cap and U.S. mid cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,795	$9,764	$10,055	$9,954
2016	$10,546	$10,531	$10,321	$10,904
2017	$12,651	$13,056	$10,687	$13,036
2018	$11,550	$11,827	$10,688	$12,027
2019	$14,355	$14,973	$11,620	$14,916
2020	$16,541	$17,407	$12,493	$16,954
2021	$19,394	$20,634	$12,300	$19,923
2022	$15,787	$16,845	$10,700	$16,767
2023	$18,819	$20,585	$11,291	$19,975
2024	$21,486	$24,185	$11,433	$22,688

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.17%	8.40%	7.95%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,290,784,821
  # of Portfolio Holdings10
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.5%
Equity	90.3%

Target Asset Allocations

Value	Value
US Large Blend	50.8%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISJAX

Voya Index Solution 2045 Portfolio

92914H591-AR

Class I: ISJIX

Voya Index Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$7	0.06%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration, U.S. small cap and U.S. mid cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,839	$9,764	$10,055	$9,954
2016	$10,654	$10,531	$10,321	$10,904
2017	$12,836	$13,056	$10,687	$13,036
2018	$11,789	$11,827	$10,688	$12,027
2019	$14,723	$14,973	$11,620	$14,916
2020	$17,046	$17,407	$12,493	$16,954
2021	$20,090	$20,634	$12,300	$19,923
2022	$16,435	$16,845	$10,700	$16,767
2023	$19,695	$20,585	$11,291	$19,975
2024	$22,606	$24,185	$11,433	$22,688

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.78%	8.95%	8.50%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,290,784,821
  # of Portfolio Holdings10
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.5%
Equity	90.3%

Target Asset Allocations

Value	Value
US Large Blend	50.8%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISJIX

Voya Index Solution 2045 Portfolio

92914H724-AR

Class S: ISJSX

Voya Index Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$34	0.31%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration, U.S. small cap and U.S. mid cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,814	$9,764	$10,055	$9,954
2016	$10,604	$10,531	$10,321	$10,904
2017	$12,747	$13,056	$10,687	$13,036
2018	$11,671	$11,827	$10,688	$12,027
2019	$14,536	$14,973	$11,620	$14,916
2020	$16,788	$17,407	$12,493	$16,954
2021	$19,736	$20,634	$12,300	$19,923
2022	$16,103	$16,845	$10,700	$16,767
2023	$19,250	$20,585	$11,291	$19,975
2024	$22,032	$24,185	$11,433	$22,688

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.45%	8.67%	8.22%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,290,784,821
  # of Portfolio Holdings10
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.5%
Equity	90.3%

Target Asset Allocations

Value	Value
US Large Blend	50.8%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISJSX

Voya Index Solution 2045 Portfolio

92914H666-AR

Class S2: ISVLX

Voya Index Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$50	0.46%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration, U.S. small cap and U.S. mid cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,801	$9,764	$10,055	$9,954
2016	$10,573	$10,531	$10,321	$10,904
2017	$12,684	$13,056	$10,687	$13,036
2018	$11,604	$11,827	$10,688	$12,027
2019	$14,429	$14,973	$11,620	$14,916
2020	$16,645	$17,407	$12,493	$16,954
2021	$19,521	$20,634	$12,300	$19,923
2022	$15,912	$16,845	$10,700	$16,767
2023	$18,982	$20,585	$11,291	$19,975
2024	$21,706	$24,185	$11,433	$22,688

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.35%	8.51%	8.06%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,290,784,821
  # of Portfolio Holdings10
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.5%
Equity	90.3%

Target Asset Allocations

Value	Value
US Large Blend	50.8%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISVLX

Voya Index Solution 2045 Portfolio

92914L568-AR

Class Z: VSZFX

Voya Index Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration, U.S. small cap and U.S. mid cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,374	$9,234	$9,964	$9,487
2016	$10,167	$9,960	$10,228	$10,392
2017	$12,283	$12,347	$10,590	$12,425
2018	$11,297	$11,185	$10,591	$11,463
2019	$14,141	$14,161	$11,515	$14,217
2020	$16,416	$16,462	$12,379	$16,158
2021	$19,395	$19,514	$12,189	$18,988
2022	$15,884	$15,931	$10,603	$15,980
2023	$19,050	$19,468	$11,189	$19,038
2024	$21,877	$22,873	$11,329	$21,623

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	14.84%	9.12%	8.43%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2045 Index	13.58%	8.75%	8.31%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,290,784,821
  # of Portfolio Holdings10
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.5%
Equity	90.3%

Target Asset Allocations

Value	Value
US Large Blend	50.8%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZFX

Voya Index Solution 2045 Portfolio

92914J464-AR

Class ADV: IDXPX

Voya Index Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$63	0.59%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & duration as well as overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,803	$9,764	$10,055	$9,953
2016	$10,582	$10,531	$10,321	$10,922
2017	$12,711	$13,056	$10,687	$13,127
2018	$11,577	$11,827	$10,688	$12,084
2019	$14,424	$14,973	$11,620	$15,027
2020	$16,539	$17,407	$12,493	$17,110
2021	$19,387	$20,634	$12,300	$20,188
2022	$15,761	$16,845	$10,700	$16,964
2023	$18,862	$20,585	$11,291	$20,286
2024	$21,632	$24,185	$11,433	$23,188

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.68%	8.44%	8.02%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2050 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$868,088,990
  # of Portfolio Holdings8
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.5%
Equity	93.4%

Target Asset Allocations

Value	Value
US Large Blend	52.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IDXPX

Voya Index Solution 2050 Portfolio

92914J878-AR

Class I: IDXQX

Voya Index Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.09%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & duration as well as overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,855	$9,764	$10,055	$9,953
2016	$10,695	$10,531	$10,321	$10,922
2017	$12,914	$13,056	$10,687	$13,127
2018	$11,817	$11,827	$10,688	$12,084
2019	$14,796	$14,973	$11,620	$15,027
2020	$17,053	$17,407	$12,493	$17,110
2021	$20,090	$20,634	$12,300	$20,188
2022	$16,415	$16,845	$10,700	$16,964
2023	$19,735	$20,585	$11,291	$20,286
2024	$22,748	$24,185	$11,433	$23,188

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	15.27%	8.98%	8.57%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2050 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$868,088,990
  # of Portfolio Holdings8
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.5%
Equity	93.4%

Target Asset Allocations

Value	Value
US Large Blend	52.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IDXQX

Voya Index Solution 2050 Portfolio

92914J886-AR

Class S: IDXRX

Voya Index Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.34%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & duration as well as overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,841	$9,764	$10,055	$9,953
2016	$10,647	$10,531	$10,321	$10,922
2017	$12,827	$13,056	$10,687	$13,127
2018	$11,713	$11,827	$10,688	$12,084
2019	$14,634	$14,973	$11,620	$15,027
2020	$16,820	$17,407	$12,493	$17,110
2021	$19,764	$20,634	$12,300	$20,188
2022	$16,104	$16,845	$10,700	$16,964
2023	$19,316	$20,585	$11,291	$20,286
2024	$22,217	$24,185	$11,433	$23,188

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	15.02%	8.71%	8.31%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2050 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$868,088,990
  # of Portfolio Holdings8
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.5%
Equity	93.4%

Target Asset Allocations

Value	Value
US Large Blend	52.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IDXRX

Voya Index Solution 2050 Portfolio

92914J803-AR

Class S2: IDXSX

Voya Index Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	0.49%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & duration as well as overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,817	$9,764	$10,055	$9,953
2016	$10,607	$10,531	$10,321	$10,922
2017	$12,750	$13,056	$10,687	$13,127
2018	$11,628	$11,827	$10,688	$12,084
2019	$14,500	$14,973	$11,620	$15,027
2020	$16,641	$17,407	$12,493	$17,110
2021	$19,525	$20,634	$12,300	$20,188
2022	$15,889	$16,845	$10,700	$16,964
2023	$19,033	$20,585	$11,291	$20,286
2024	$21,855	$24,185	$11,433	$23,188

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.83%	8.55%	8.13%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2050 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$868,088,990
  # of Portfolio Holdings8
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.5%
Equity	93.4%

Target Asset Allocations

Value	Value
US Large Blend	52.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IDXSX

Voya Index Solution 2050 Portfolio

92914J704-AR

Class Z: VSZGX

Voya Index Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & duration as well as overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,398	$9,234	$9,964	$9,472
2016	$10,209	$9,960	$10,228	$10,395
2017	$12,355	$12,347	$10,590	$12,492
2018	$11,331	$11,185	$10,591	$11,500
2019	$14,228	$14,161	$11,515	$14,301
2020	$16,428	$16,462	$12,379	$16,283
2021	$19,405	$19,514	$12,189	$19,212
2022	$15,885	$15,931	$10,603	$16,144
2023	$19,122	$19,468	$11,189	$19,306
2024	$22,058	$22,873	$11,329	$22,067

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	15.36%	9.17%	8.53%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2050 Index	14.30%	9.06%	8.53%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2050 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$868,088,990
  # of Portfolio Holdings8
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.5%
Equity	93.4%

Target Asset Allocations

Value	Value
US Large Blend	52.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZGX

Voya Index Solution 2050 Portfolio

92914J456-AR

Class ADV: IISAX

Voya Index Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$63	0.59%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & duration and overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,785	$9,764	$10,055	$9,946
2016	$10,530	$10,531	$10,321	$10,935
2017	$12,675	$13,056	$10,687	$13,174
2018	$11,550	$11,827	$10,688	$12,124
2019	$14,382	$14,973	$11,620	$15,092
2020	$16,525	$17,407	$12,493	$17,184
2021	$19,387	$20,634	$12,300	$20,310
2022	$15,750	$16,845	$10,700	$17,066
2023	$18,847	$20,585	$11,291	$20,414
2024	$21,637	$24,185	$11,433	$23,337

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.80%	8.51%	8.02%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2055 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$861,540,105
  # of Portfolio Holdings8
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.5%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IISAX

Voya Index Solution 2055 Portfolio

92914L683-AR

Class I: IISNX

Voya Index Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.09%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & duration and overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,834	$9,764	$10,055	$9,946
2016	$10,631	$10,531	$10,321	$10,935
2017	$12,866	$13,056	$10,687	$13,174
2018	$11,775	$11,827	$10,688	$12,124
2019	$14,745	$14,973	$11,620	$15,092
2020	$17,020	$17,407	$12,493	$17,184
2021	$20,075	$20,634	$12,300	$20,310
2022	$16,385	$16,845	$10,700	$17,066
2023	$19,717	$20,585	$11,291	$20,414
2024	$22,750	$24,185	$11,433	$23,337

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	15.38%	9.06%	8.57%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2055 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$861,540,105
  # of Portfolio Holdings8
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.5%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISNX

Voya Index Solution 2055 Portfolio

92914L691-AR

Class S: IISSX

Voya Index Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.34%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & duration and overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,807	$9,764	$10,055	$9,946
2016	$10,581	$10,531	$10,321	$10,935
2017	$12,764	$13,056	$10,687	$13,174
2018	$11,658	$11,827	$10,688	$12,124
2019	$14,566	$14,973	$11,620	$15,092
2020	$16,768	$17,407	$12,493	$17,184
2021	$19,726	$20,634	$12,300	$20,310
2022	$16,065	$16,845	$10,700	$17,066
2023	$19,278	$20,585	$11,291	$20,414
2024	$22,189	$24,185	$11,433	$23,337

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	15.10%	8.78%	8.30%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2055 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$861,540,105
  # of Portfolio Holdings8
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.5%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IISSX

Voya Index Solution 2055 Portfolio

92914L717-AR

Class S2: IISTX

Voya Index Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	0.49%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & duration and overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,796	$9,764	$10,055	$9,946
2016	$10,551	$10,531	$10,321	$10,935
2017	$12,714	$13,056	$10,687	$13,174
2018	$11,599	$11,827	$10,688	$12,124
2019	$14,462	$14,973	$11,620	$15,092
2020	$16,628	$17,407	$12,493	$17,184
2021	$19,526	$20,634	$12,300	$20,310
2022	$15,878	$16,845	$10,700	$17,066
2023	$19,027	$20,585	$11,291	$20,414
2024	$21,862	$24,185	$11,433	$23,337

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.90%	8.62%	8.14%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2055 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$861,540,105
  # of Portfolio Holdings8
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.5%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IISTX

Voya Index Solution 2055 Portfolio

92914L725-AR

Class Z: VSZHX

Voya Index Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & duration and overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,378	$9,234	$9,964	$9,457
2016	$10,150	$9,960	$10,228	$10,397
2017	$12,309	$12,347	$10,590	$12,526
2018	$11,295	$11,185	$10,591	$11,528
2019	$14,180	$14,161	$11,515	$14,350
2020	$16,404	$16,462	$12,379	$16,339
2021	$19,388	$19,514	$12,189	$19,311
2022	$15,860	$15,931	$10,603	$16,227
2023	$19,101	$19,468	$11,189	$19,410
2024	$22,059	$22,873	$11,329	$22,190

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	15.49%	9.24%	8.53%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2055 Index	14.32%	9.11%	8.60%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2055 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$861,540,105
  # of Portfolio Holdings8
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.5%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZHX

Voya Index Solution 2055 Portfolio

92914J449-AR

Class ADV: VPSAX

Voya Index Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$61	0.57%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income & underweight in international equities were the biggest contributors.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap and duration & overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,770	$9,713	$9,949	$9,861
2016	$10,539	$10,476	$10,213	$10,855
2017	$12,694	$12,988	$10,574	$13,107
2018	$11,566	$11,766	$10,575	$12,065
2019	$14,413	$14,895	$11,497	$15,049
2020	$16,592	$17,316	$12,361	$17,154
2021	$19,520	$20,526	$12,170	$20,251
2022	$15,843	$16,757	$10,587	$17,009
2023	$18,959	$20,478	$11,172	$20,366
2024	$21,772	$24,059	$11,312	$23,306

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class ADV	14.84%	8.60%	8.18%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2060 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$545,372,516
  # of Portfolio Holdings8
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.5%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.6%
Equity	94.3%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VPSAX

Voya Index Solution 2060 Portfolio

92914L238-AR

Class I: VISPX

Voya Index Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$7	0.07%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income & underweight in international equities were the biggest contributors.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap and duration & overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,820	$9,713	$9,949	$9,861
2016	$10,629	$10,476	$10,213	$10,855
2017	$12,872	$12,988	$10,574	$13,107
2018	$11,783	$11,766	$10,575	$12,065
2019	$14,766	$14,895	$11,497	$15,049
2020	$17,083	$17,316	$12,361	$17,154
2021	$20,190	$20,526	$12,170	$20,251
2022	$16,467	$16,757	$10,587	$17,009
2023	$19,820	$20,478	$11,172	$20,366
2024	$22,875	$24,059	$11,312	$23,306

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class I	15.41%	9.15%	8.73%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2060 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$545,372,516
  # of Portfolio Holdings8
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.5%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.6%
Equity	94.3%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VISPX

Voya Index Solution 2060 Portfolio

92914L279-AR

Class S: VPISX

Voya Index Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$34	0.32%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income & underweight in international equities were the biggest contributors.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap and duration & overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,790	$9,713	$9,949	$9,861
2016	$10,579	$10,476	$10,213	$10,855
2017	$12,776	$12,988	$10,574	$13,107
2018	$11,669	$11,766	$10,575	$12,065
2019	$14,572	$14,895	$11,497	$15,049
2020	$16,812	$17,316	$12,361	$17,154
2021	$19,831	$20,526	$12,170	$20,251
2022	$16,133	$16,757	$10,587	$17,009
2023	$19,372	$20,478	$11,172	$20,366
2024	$22,303	$24,059	$11,312	$23,306

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class S	15.13%	8.89%	8.45%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2060 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$545,372,516
  # of Portfolio Holdings8
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.5%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.6%
Equity	94.3%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VPISX

Voya Index Solution 2060 Portfolio

92914L261-AR

Class S2: VPSSX

Voya Index Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$50	0.47%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income & underweight in international equities were the biggest contributors.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap and duration & overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,770	$9,713	$9,949	$9,861
2016	$10,544	$10,476	$10,213	$10,855
2017	$12,709	$12,988	$10,574	$13,107
2018	$11,597	$11,766	$10,575	$12,065
2019	$14,469	$14,895	$11,497	$15,049
2020	$16,664	$17,316	$12,361	$17,154
2021	$19,626	$20,526	$12,170	$20,251
2022	$15,941	$16,757	$10,587	$17,009
2023	$19,107	$20,478	$11,172	$20,366
2024	$21,966	$24,059	$11,312	$23,306

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class S2	14.96%	8.71%	8.28%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2060 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$545,372,516
  # of Portfolio Holdings8
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.5%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.6%
Equity	94.3%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VPSSX

Voya Index Solution 2060 Portfolio

92914L253-AR

Class Z: VSZIX

Voya Index Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income & underweight in international equities were the biggest contributors.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap and duration & overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,388	$9,234	$9,964	$9,445
2016	$10,194	$9,960	$10,228	$10,397
2017	$12,359	$12,347	$10,590	$12,554
2018	$11,337	$11,185	$10,591	$11,556
2019	$14,241	$14,161	$11,515	$14,414
2020	$16,508	$16,462	$12,379	$16,431
2021	$19,562	$19,514	$12,189	$19,397
2022	$15,992	$15,931	$10,603	$16,291
2023	$19,265	$19,468	$11,189	$19,507
2024	$22,246	$22,873	$11,329	$22,323

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	15.48%	9.33%	8.62%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2060 Index	14.44%	9.14%	8.66%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2060 as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$545,372,516
  # of Portfolio Holdings8
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.5%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.6%
Equity	94.3%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZIX

Voya Index Solution 2060 Portfolio

92914J431-AR

Class ADV: VIQAX

Voya Index Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$63	0.58%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap & duration and overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,662	$11,704	$10,004	$11,610
2021	$13,732	$13,874	$9,850	$13,720
2022	$11,142	$11,327	$8,568	$11,531
2023	$13,356	$13,841	$9,042	$13,820
2024	$15,354	$16,262	$9,155	$15,869

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class ADV	14.96%	10.18%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2065+ as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$145,223,469
  # of Portfolio Holdings8
  Portfolio Turnover Rate21%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	24.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series SC Portfolio	3.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.9%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.5%
Equity	95.4%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VIQAX

Voya Index Solution 2065 Portfolio

92914J423-AR

Class I: VIQIX

Voya Index Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.08%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap & duration and overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,679	$11,704	$10,004	$11,610
2021	$13,833	$13,874	$9,850	$13,720
2022	$11,281	$11,327	$8,568	$11,531
2023	$13,584	$13,841	$9,042	$13,820
2024	$15,690	$16,262	$9,155	$15,869

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class I	15.51%	10.72%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2065+ as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$145,223,469
  # of Portfolio Holdings8
  Portfolio Turnover Rate21%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	24.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series SC Portfolio	3.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.9%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.5%
Equity	95.4%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VIQIX

Voya Index Solution 2065 Portfolio

92914J415-AR

Class S: VIQSX

Voya Index Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.33%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap & duration and overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,672	$11,704	$10,004	$11,610
2021	$13,782	$13,874	$9,850	$13,720
2022	$11,203	$11,327	$8,568	$11,531
2023	$13,473	$13,841	$9,042	$13,820
2024	$15,515	$16,262	$9,155	$15,869

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class S	15.15%	10.44%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2065+ as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$145,223,469
  # of Portfolio Holdings8
  Portfolio Turnover Rate21%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	24.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series SC Portfolio	3.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.9%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.5%
Equity	95.4%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VIQSX

Voya Index Solution 2065 Portfolio

92914J399-AR

Class S2: VIQUX

Voya Index Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	0.48%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap & duration and overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,659	$11,704	$10,004	$11,610
2021	$13,743	$13,874	$9,850	$13,720
2022	$11,167	$11,327	$8,568	$11,531
2023	$13,398	$13,841	$9,042	$13,820
2024	$15,412	$16,262	$9,155	$15,869

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class S2	15.03%	10.27%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2065+ as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$145,223,469
  # of Portfolio Holdings8
  Portfolio Turnover Rate21%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	24.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series SC Portfolio	3.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.9%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.5%
Equity	95.4%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VIQUX

Voya Index Solution 2065 Portfolio

92914J381-AR

Class Z: VIQZX

Voya Index Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap & duration and overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,689	$11,704	$10,004	$11,610
2021	$13,873	$13,874	$9,850	$13,720
2022	$11,338	$11,327	$8,568	$11,531
2023	$13,680	$13,841	$9,042	$13,820
2024	$15,814	$16,262	$9,155	$15,869

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class Z	15.60%	10.91%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use theS&P Target Date 2065+ as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$145,223,469
  # of Portfolio Holdings8
  Portfolio Turnover Rate21%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	24.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series SC Portfolio	3.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.9%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.5%
Equity	95.4%

Target Asset Allocations

Value	Value
US Large Blend	53.8%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VIQZX

Voya Index Solution 2065 Portfolio

92914J373-AR

Class ADV: ISKAX

Voya Index Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$56	0.54%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. Passive underlying funds in aggregate outperformed their respective benchmarks. The Fund’s underweight in core fixed income was the biggest contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,863	$9,764	$10,055	$9,982
2016	$10,327	$10,531	$10,321	$10,482
2017	$11,225	$13,056	$10,687	$11,377
2018	$10,832	$11,827	$10,688	$11,088
2019	$12,199	$14,973	$11,620	$12,566
2020	$13,509	$17,407	$12,493	$13,673
2021	$14,268	$20,634	$12,300	$14,372
2022	$12,190	$16,845	$10,700	$12,767
2023	$13,465	$20,585	$11,291	$14,088
2024	$14,318	$24,185	$11,433	$15,009

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	6.34%	3.26%	3.65%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$576,409,207
  # of Portfolio Holdings11
  Portfolio Turnover Rate28%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.4%
Schwab U.S. TIPS ETF	10.1%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya VACS Index Series I Portfolio	7.4%
Voya U.S. Bond Index Portfolio - Class I	4.6%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya VACS Index Series MC Portfolio	2.8%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.6%
Fixed Income	67.4%

Target Asset Allocations

Value	Value
US Large Blend	19.5%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	42.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISKAX

Voya Index Solution Income Portfolio

92914H559-AR

Class I: ISKIX

Voya Index Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$4	0.04%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. Passive underlying funds in aggregate outperformed their respective benchmarks. The Fund’s underweight in core fixed income was the biggest contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,909	$9,764	$10,055	$9,982
2016	$10,426	$10,531	$10,321	$10,482
2017	$11,403	$13,056	$10,687	$11,377
2018	$11,056	$11,827	$10,688	$11,088
2019	$12,511	$14,973	$11,620	$12,566
2020	$13,927	$17,407	$12,493	$13,673
2021	$14,776	$20,634	$12,300	$14,372
2022	$12,688	$16,845	$10,700	$12,767
2023	$14,089	$20,585	$11,291	$14,088
2024	$15,063	$24,185	$11,433	$15,009

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	6.91%	3.78%	4.18%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$576,409,207
  # of Portfolio Holdings11
  Portfolio Turnover Rate28%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.4%
Schwab U.S. TIPS ETF	10.1%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya VACS Index Series I Portfolio	7.4%
Voya U.S. Bond Index Portfolio - Class I	4.6%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya VACS Index Series MC Portfolio	2.8%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.6%
Fixed Income	67.4%

Target Asset Allocations

Value	Value
US Large Blend	19.5%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	42.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISKIX

Voya Index Solution Income Portfolio

92914H674-AR

Class S: ISKSX

Voya Index Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$30	0.29%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. Passive underlying funds in aggregate outperformed their respective benchmarks. The Fund’s underweight in core fixed income was the biggest contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,889	$9,764	$10,055	$9,982
2016	$10,378	$10,531	$10,321	$10,482
2017	$11,318	$13,056	$10,687	$11,377
2018	$10,950	$11,827	$10,688	$11,088
2019	$12,360	$14,973	$11,620	$12,566
2020	$13,726	$17,407	$12,493	$13,673
2021	$14,524	$20,634	$12,300	$14,372
2022	$12,444	$16,845	$10,700	$12,767
2023	$13,778	$20,585	$11,291	$14,088
2024	$14,690	$24,185	$11,433	$15,009

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	6.62%	3.51%	3.92%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$576,409,207
  # of Portfolio Holdings11
  Portfolio Turnover Rate28%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.4%
Schwab U.S. TIPS ETF	10.1%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya VACS Index Series I Portfolio	7.4%
Voya U.S. Bond Index Portfolio - Class I	4.6%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya VACS Index Series MC Portfolio	2.8%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.6%
Fixed Income	67.4%

Target Asset Allocations

Value	Value
US Large Blend	19.5%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	42.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISKSX

Voya Index Solution Income Portfolio

92914H617-AR

Class S2: IIIPX

Voya Index Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$46	0.44%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. Passive underlying funds in aggregate outperformed their respective benchmarks. The Fund’s underweight in core fixed income was the biggest contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,875	$9,764	$10,055	$9,982
2016	$10,348	$10,531	$10,321	$10,482
2017	$11,268	$13,056	$10,687	$11,377
2018	$10,886	$11,827	$10,688	$11,088
2019	$12,268	$14,973	$11,620	$12,566
2020	$13,592	$17,407	$12,493	$13,673
2021	$14,366	$20,634	$12,300	$14,372
2022	$12,287	$16,845	$10,700	$12,767
2023	$13,588	$20,585	$11,291	$14,088
2024	$14,470	$24,185	$11,433	$15,009

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	6.49%	3.36%	3.76%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$576,409,207
  # of Portfolio Holdings11
  Portfolio Turnover Rate28%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.4%
Schwab U.S. TIPS ETF	10.1%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya VACS Index Series I Portfolio	7.4%
Voya U.S. Bond Index Portfolio - Class I	4.6%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya VACS Index Series MC Portfolio	2.8%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.6%
Fixed Income	67.4%

Target Asset Allocations

Value	Value
US Large Blend	19.5%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	42.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IIIPX

Voya Index Solution Income Portfolio

92914L576-AR

Class Z: VSZJX

Voya Index Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. Passive underlying funds in aggregate outperformed their respective benchmarks. The Fund’s underweight in core fixed income was the biggest contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,695	$9,234	$9,964	$9,772
2016	$10,210	$9,960	$10,228	$10,262
2017	$11,184	$12,347	$10,590	$11,138
2018	$10,877	$11,185	$10,591	$10,855
2019	$12,331	$14,161	$11,515	$12,302
2020	$13,747	$16,462	$12,379	$13,386
2021	$14,629	$19,514	$12,189	$14,070
2022	$12,589	$15,931	$10,603	$12,498
2023	$13,971	$19,468	$11,189	$13,791
2024	$14,944	$22,873	$11,329	$14,693

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	6.97%	3.92%	4.24%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.06%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$576,409,207
  # of Portfolio Holdings11
  Portfolio Turnover Rate28%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.4%
Schwab U.S. TIPS ETF	10.1%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya VACS Index Series I Portfolio	7.4%
Voya U.S. Bond Index Portfolio - Class I	4.6%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya VACS Index Series MC Portfolio	2.8%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.6%
Fixed Income	67.4%

Target Asset Allocations

Value	Value
US Large Blend	19.5%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	42.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZJX

Voya Index Solution Income Portfolio

92914J530-AR

Class ADV: IFTAX

Voya International High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$130	1.25%

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2024, the Fund outperformed the MSCI EAFE® Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment & management pillars. The lower beta positioning was another major contributor. Stock selection within the financials, consumer staples & materials sectors were contributors. On the regional level, holdings in Europe (both Euro and Non-Euro), Asia Ex-Japan & the Pacific regions helped. Not owning Total Energies SE. & Stellantis N.V. as well as an overweight to Erste Group Bank AG were contributors.

↓ Top detractors from performance: Stock specific effects and the smaller market cap tilt were detractors. Stock selection within communication services, health care & industrials sectors were a headwind. Regionally, holdings in the Japan region detracted. Not owning Mitsubishi UFJ Financial Group, Inc., Sumitomo Mitsui Financial Group, Inc. & Toyota Motor Corp. were detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2014	$10,000	$10,000	$10,000
2015	$9,617	$9,434	$9,432
2016	$9,745	$9,859	$9,905
2017	$11,855	$12,539	$12,029
2018	$10,038	$10,759	$10,251
2019	$11,657	$13,073	$11,901
2020	$11,521	$14,465	$11,588
2021	$12,846	$15,596	$12,850
2022	$11,646	$13,101	$12,133
2023	$13,304	$15,146	$14,432
2024	$14,211	$15,985	$15,252

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	6.82%	4.04%	3.58%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE Value® Index℠	5.68%	5.09%	4.31%

Effective with this report, the Adviser changed the primary benchmark from the MSCI EAFE® Value IndexSM to the MSCI All Country World Ex-U.S. IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI EAFE® Value IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies. Prior to May 1, 2019, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$294,280,942
  # of Portfolio Holdings179
  Portfolio Turnover Rate71%
  Investment Advisory Fees Paid$1,887,297

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

HSBC Holdings PLC	2.8%
Shell PLC	2.4%
Allianz SE	2.0%
Deutsche Telekom AG	1.8%
Novartis AG	1.7%
Zurich Insurance Group AG	1.6%
BP PLC	1.5%
British American Tobacco PLC	1.4%
Holcim AG	1.2%
iShares MSCI EAFE Value ETF	1.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	9.2%
Singapore	2.5%
Norway	3.0%
Spain	3.5%
Italy	4.2%
Netherlands	5.8%
France	6.5%
Australia	7.6%
Germany	8.1%
Switzerland	10.0%
United Kingdom	15.2%
Japan	21.1%

Sector Allocation

Value	Value
Financials	30.6%
Industrials	12.6%
Consumer Staples	9.2%
Health Care	8.3%
Materials	7.0%
Utilities	6.5%
Energy	6.4%
Communication Services	6.4%
Consumer Discretionary	5.3%
Real Estate	2.6%
Information Technology	1.8%
Exchange-Traded Funds	1.2%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IFTAX

Voya International High Dividend Low Volatility Portfolio

92914H484-AR

Class I: IFTIX

Voya International High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$78	0.75%

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2024, the Fund outperformed the MSCI EAFE® Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment & management pillars. The lower beta positioning was another major contributor. Stock selection within the financials, consumer staples & materials sectors were contributors. On the regional level, holdings in Europe (both Euro and Non-Euro), Asia Ex-Japan & the Pacific regions helped. Not owning Total Energies SE. & Stellantis N.V. as well as an overweight to Erste Group Bank AG were contributors.

↓ Top detractors from performance: Stock specific effects and the smaller market cap tilt were detractors. Stock selection within communication services, health care & industrials sectors were a headwind. Regionally, holdings in the Japan region detracted. Not owning Mitsubishi UFJ Financial Group, Inc., Sumitomo Mitsui Financial Group, Inc. & Toyota Motor Corp. were detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2014	$10,000	$10,000	$10,000
2015	$9,666	$9,434	$9,432
2016	$9,844	$9,859	$9,905
2017	$12,044	$12,539	$12,029
2018	$10,244	$10,759	$10,251
2019	$11,960	$13,073	$11,901
2020	$11,875	$14,465	$11,588
2021	$13,309	$15,596	$12,850
2022	$12,125	$13,101	$12,133
2023	$13,928	$15,146	$14,432
2024	$14,934	$15,985	$15,252

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	7.23%	4.54%	4.09%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE Value® Index℠	5.68%	5.09%	4.31%

Effective with this report, the Adviser changed the primary benchmark from the MSCI EAFE® Value IndexSM to the MSCI All Country World Ex-U.S. IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI EAFE® Value IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies. Prior to May 1, 2019, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$294,280,942
  # of Portfolio Holdings179
  Portfolio Turnover Rate71%
  Investment Advisory Fees Paid$1,887,297

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

HSBC Holdings PLC	2.8%
Shell PLC	2.4%
Allianz SE	2.0%
Deutsche Telekom AG	1.8%
Novartis AG	1.7%
Zurich Insurance Group AG	1.6%
BP PLC	1.5%
British American Tobacco PLC	1.4%
Holcim AG	1.2%
iShares MSCI EAFE Value ETF	1.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	9.2%
Singapore	2.5%
Norway	3.0%
Spain	3.5%
Italy	4.2%
Netherlands	5.8%
France	6.5%
Australia	7.6%
Germany	8.1%
Switzerland	10.0%
United Kingdom	15.2%
Japan	21.1%

Sector Allocation

Value	Value
Financials	30.6%
Industrials	12.6%
Consumer Staples	9.2%
Health Care	8.3%
Materials	7.0%
Utilities	6.5%
Energy	6.4%
Communication Services	6.4%
Consumer Discretionary	5.3%
Real Estate	2.6%
Information Technology	1.8%
Exchange-Traded Funds	1.2%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IFTIX

Voya International High Dividend Low Volatility Portfolio

92914H492-AR

Class S: IFTSX

Voya International High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$104	1.00%

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2024, the Fund outperformed the MSCI EAFE® Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment & management pillars. The lower beta positioning was another major contributor. Stock selection within the financials, consumer staples & materials sectors were contributors. On the regional level, holdings in Europe (both Euro and Non-Euro), Asia Ex-Japan & the Pacific regions helped. Not owning Total Energies SE. & Stellantis N.V. as well as an overweight to Erste Group Bank AG were contributors.

↓ Top detractors from performance: Stock specific effects and the smaller market cap tilt were detractors. Stock selection within communication services, health care & industrials sectors were a headwind. Regionally, holdings in the Japan region detracted. Not owning Mitsubishi UFJ Financial Group, Inc., Sumitomo Mitsui Financial Group, Inc. & Toyota Motor Corp. were detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2014	$10,000	$10,000	$10,000
2015	$9,644	$9,434	$9,432
2016	$9,800	$9,859	$9,905
2017	$11,956	$12,539	$12,029
2018	$10,145	$10,759	$10,251
2019	$11,808	$13,073	$11,901
2020	$11,697	$14,465	$11,588
2021	$13,077	$15,596	$12,850
2022	$11,890	$13,101	$12,133
2023	$13,617	$15,146	$14,432
2024	$14,582	$15,985	$15,252

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	7.09%	4.31%	3.84%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE Value® Index℠	5.68%	5.09%	4.31%

Effective with this report, the Adviser changed the primary benchmark from the MSCI EAFE® Value IndexSM to the MSCI All Country World Ex-U.S. IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI EAFE® Value IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies. Prior to May 1, 2019, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$294,280,942
  # of Portfolio Holdings179
  Portfolio Turnover Rate71%
  Investment Advisory Fees Paid$1,887,297

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

HSBC Holdings PLC	2.8%
Shell PLC	2.4%
Allianz SE	2.0%
Deutsche Telekom AG	1.8%
Novartis AG	1.7%
Zurich Insurance Group AG	1.6%
BP PLC	1.5%
British American Tobacco PLC	1.4%
Holcim AG	1.2%
iShares MSCI EAFE Value ETF	1.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	9.2%
Singapore	2.5%
Norway	3.0%
Spain	3.5%
Italy	4.2%
Netherlands	5.8%
France	6.5%
Australia	7.6%
Germany	8.1%
Switzerland	10.0%
United Kingdom	15.2%
Japan	21.1%

Sector Allocation

Value	Value
Financials	30.6%
Industrials	12.6%
Consumer Staples	9.2%
Health Care	8.3%
Materials	7.0%
Utilities	6.5%
Energy	6.4%
Communication Services	6.4%
Consumer Discretionary	5.3%
Real Estate	2.6%
Information Technology	1.8%
Exchange-Traded Funds	1.2%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IFTSX

Voya International High Dividend Low Volatility Portfolio

92914H518-AR

Class S2: ITFEX

Voya International High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$119	1.15%

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2024, the Fund outperformed the MSCI EAFE® Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment & management pillars. The lower beta positioning was another major contributor. Stock selection within the financials, consumer staples & materials sectors were contributors. On the regional level, holdings in Europe (both Euro and Non-Euro), Asia Ex-Japan & the Pacific regions helped. Not owning Total Energies SE. & Stellantis N.V. as well as an overweight to Erste Group Bank AG were contributors.

↓ Top detractors from performance: Stock specific effects and the smaller market cap tilt were detractors. Stock selection within communication services, health care & industrials sectors were a headwind. Regionally, holdings in the Japan region detracted. Not owning Mitsubishi UFJ Financial Group, Inc., Sumitomo Mitsui Financial Group, Inc. & Toyota Motor Corp. were detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2014	$10,000	$10,000	$10,000
2015	$9,628	$9,434	$9,432
2016	$9,761	$9,859	$9,905
2017	$11,899	$12,539	$12,029
2018	$10,083	$10,759	$10,251
2019	$11,724	$13,073	$11,901
2020	$11,590	$14,465	$11,588
2021	$12,942	$15,596	$12,850
2022	$11,739	$13,101	$12,133
2023	$13,416	$15,146	$14,432
2024	$14,349	$15,985	$15,252

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	6.95%	4.12%	3.68%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE Value® Index℠	5.68%	5.09%	4.31%

Effective with this report, the Adviser changed the primary benchmark from the MSCI EAFE® Value IndexSM to the MSCI All Country World Ex-U.S. IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI EAFE® Value IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies. Prior to May 1, 2019, the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$294,280,942
  # of Portfolio Holdings179
  Portfolio Turnover Rate71%
  Investment Advisory Fees Paid$1,887,297

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

HSBC Holdings PLC	2.8%
Shell PLC	2.4%
Allianz SE	2.0%
Deutsche Telekom AG	1.8%
Novartis AG	1.7%
Zurich Insurance Group AG	1.6%
BP PLC	1.5%
British American Tobacco PLC	1.4%
Holcim AG	1.2%
iShares MSCI EAFE Value ETF	1.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	9.2%
Singapore	2.5%
Norway	3.0%
Spain	3.5%
Italy	4.2%
Netherlands	5.8%
France	6.5%
Australia	7.6%
Germany	8.1%
Switzerland	10.0%
United Kingdom	15.2%
Japan	21.1%

Sector Allocation

Value	Value
Financials	30.6%
Industrials	12.6%
Consumer Staples	9.2%
Health Care	8.3%
Materials	7.0%
Utilities	6.5%
Energy	6.4%
Communication Services	6.4%
Consumer Discretionary	5.3%
Real Estate	2.6%
Information Technology	1.8%
Exchange-Traded Funds	1.2%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITFEX

Voya International High Dividend Low Volatility Portfolio

92914L485-AR

Class ADV: ISZAX

Voya Solution 2025 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$82	0.79%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield, core fixed income & international equities were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. TIPS & underweight to emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,974	$9,764	$10,055	$9,975	$10,048	$9,919
2016	$10,526	$10,531	$10,321	$10,755	$11,328	$10,018
2017	$12,107	$13,056	$10,687	$12,320	$13,722	$12,526
2018	$11,384	$11,827	$10,688	$11,701	$13,003	$10,798
2019	$13,409	$14,973	$11,620	$13,852	$17,036	$13,175
2020	$15,191	$17,407	$12,493	$15,406	$20,595	$14,205
2021	$16,771	$20,634	$12,300	$17,050	$25,880	$15,805
2022	$13,804	$16,845	$10,700	$14,812	$20,908	$13,521
2023	$15,658	$20,585	$11,291	$16,735	$26,335	$15,987
2024	$16,969	$24,185	$11,433	$18,148	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	8.38%	4.82%	5.43%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$377,024,944
  # of Portfolio Holdings19
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$848,831

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.1%
Voya U.S. Stock Index Portfolio - Class I	11.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Schwab U.S. TIPS ETF	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	7.2%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya Large Cap Value Portfolio - Class R6	3.8%
Voya High Yield Bond Fund - Class R6	3.3%
Vanguard FTSE Developed Markets ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	46.0%
Fixed Income	53.9%

Target Asset Allocations

Value	Value
US Large Blend	17.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.5%
US Small Cap	0.7%
International	10.2%
Emerging Markets	3.0%
Core Fixed Income	37.3%
High Yield	3.3%
International Bonds	1.5%
TIPS	8.5%
Short Duration	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISZAX

Voya Solution 2025 Portfolio

92914H880-AR

Class I: ISZIX

Voya Solution 2025 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$30	0.29%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield, core fixed income & international equities were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. TIPS & underweight to emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,019	$9,764	$10,055	$9,975	$10,048	$9,919
2016	$10,633	$10,531	$10,321	$10,755	$11,328	$10,018
2017	$12,294	$13,056	$10,687	$12,320	$13,722	$12,526
2018	$11,621	$11,827	$10,688	$11,701	$13,003	$10,798
2019	$13,750	$14,973	$11,620	$13,852	$17,036	$13,175
2020	$15,655	$17,407	$12,493	$15,406	$20,595	$14,205
2021	$17,371	$20,634	$12,300	$17,050	$25,880	$15,805
2022	$14,376	$16,845	$10,700	$14,812	$20,908	$13,521
2023	$16,386	$20,585	$11,291	$16,735	$26,335	$15,987
2024	$17,841	$24,185	$11,433	$18,148	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.88%	5.35%	5.96%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$377,024,944
  # of Portfolio Holdings19
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$848,831

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.1%
Voya U.S. Stock Index Portfolio - Class I	11.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Schwab U.S. TIPS ETF	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	7.2%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya Large Cap Value Portfolio - Class R6	3.8%
Voya High Yield Bond Fund - Class R6	3.3%
Vanguard FTSE Developed Markets ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	46.0%
Fixed Income	53.9%

Target Asset Allocations

Value	Value
US Large Blend	17.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.5%
US Small Cap	0.7%
International	10.2%
Emerging Markets	3.0%
Core Fixed Income	37.3%
High Yield	3.3%
International Bonds	1.5%
TIPS	8.5%
Short Duration	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISZIX

Voya Solution 2025 Portfolio

92914H708-AR

Class S: ISZSX

Voya Solution 2025 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$56	0.54%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield, core fixed income & international equities were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. TIPS & underweight to emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,991	$9,764	$10,055	$9,975	$10,048	$9,919
2016	$10,579	$10,531	$10,321	$10,755	$11,328	$10,018
2017	$12,197	$13,056	$10,687	$12,320	$13,722	$12,526
2018	$11,498	$11,827	$10,688	$11,701	$13,003	$10,798
2019	$13,581	$14,973	$11,620	$13,852	$17,036	$13,175
2020	$15,421	$17,407	$12,493	$15,406	$20,595	$14,205
2021	$17,065	$20,634	$12,300	$17,050	$25,880	$15,805
2022	$14,086	$16,845	$10,700	$14,812	$20,908	$13,521
2023	$16,013	$20,585	$11,291	$16,735	$26,335	$15,987
2024	$17,385	$24,185	$11,433	$18,148	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	8.57%	5.06%	5.69%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$377,024,944
  # of Portfolio Holdings19
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$848,831

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.1%
Voya U.S. Stock Index Portfolio - Class I	11.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Schwab U.S. TIPS ETF	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	7.2%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya Large Cap Value Portfolio - Class R6	3.8%
Voya High Yield Bond Fund - Class R6	3.3%
Vanguard FTSE Developed Markets ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	46.0%
Fixed Income	53.9%

Target Asset Allocations

Value	Value
US Large Blend	17.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.5%
US Small Cap	0.7%
International	10.2%
Emerging Markets	3.0%
Core Fixed Income	37.3%
High Yield	3.3%
International Bonds	1.5%
TIPS	8.5%
Short Duration	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISZSX

Voya Solution 2025 Portfolio

92914H807-AR

Class S2: ISPBX

Voya Solution 2025 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$71	0.69%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield, core fixed income & international equities were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. TIPS & underweight to emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,977	$9,764	$10,055	$9,975	$10,048	$9,919
2016	$10,551	$10,531	$10,321	$10,755	$11,328	$10,018
2017	$12,141	$13,056	$10,687	$12,320	$13,722	$12,526
2018	$11,427	$11,827	$10,688	$11,701	$13,003	$10,798
2019	$13,475	$14,973	$11,620	$13,852	$17,036	$13,175
2020	$15,283	$17,407	$12,493	$15,406	$20,595	$14,205
2021	$16,886	$20,634	$12,300	$17,050	$25,880	$15,805
2022	$13,917	$16,845	$10,700	$14,812	$20,908	$13,521
2023	$15,799	$20,585	$11,291	$16,735	$26,335	$15,987
2024	$17,132	$24,185	$11,433	$18,148	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	8.44%	4.92%	5.53%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$377,024,944
  # of Portfolio Holdings19
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$848,831

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.1%
Voya U.S. Stock Index Portfolio - Class I	11.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Schwab U.S. TIPS ETF	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	7.2%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya Large Cap Value Portfolio - Class R6	3.8%
Voya High Yield Bond Fund - Class R6	3.3%
Vanguard FTSE Developed Markets ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	46.0%
Fixed Income	53.9%

Target Asset Allocations

Value	Value
US Large Blend	17.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.5%
US Small Cap	0.7%
International	10.2%
Emerging Markets	3.0%
Core Fixed Income	37.3%
High Yield	3.3%
International Bonds	1.5%
TIPS	8.5%
Short Duration	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISPBX

Voya Solution 2025 Portfolio

92914L592-AR

Class ADV: ISNFX

Voya Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.76%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,018	$9,764	$10,055	$9,970
2016	$10,627	$10,531	$10,321	$10,802
2017	$12,457	$13,056	$10,687	$12,551
2018	$11,526	$11,827	$10,688	$11,800
2019	$13,847	$14,973	$11,620	$14,204
2020	$15,784	$17,407	$12,493	$15,896
2021	$17,719	$20,634	$12,300	$17,901
2022	$14,514	$16,845	$10,700	$15,402
2023	$16,743	$20,585	$11,291	$17,681
2024	$18,406	$24,185	$11,433	$19,431

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	9.93%	5.86%	6.29%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2030 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$57,522,441
  # of Portfolio Holdings20
  Portfolio Turnover Rate48%
  Investment Advisory Fees Paid$85,074

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.3%
Voya U.S. Stock Index Portfolio - Class I	18.0%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.1%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Schwab U.S. TIPS ETF	3.0%
Voya Large Cap Value Portfolio - Class R6	2.9%
Voya Short Duration Bond Fund - Class R6	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.0%
Equity	64.0%

Target Asset Allocations

Value	Value
US Large Blend	24.0%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISNFX

Voya Solution 2030 Portfolio

92914J852-AR

Class I: ISNGX

Voya Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,066	$9,764	$10,055	$9,970
2016	$10,725	$10,531	$10,321	$10,802
2017	$12,641	$13,056	$10,687	$12,551
2018	$11,759	$11,827	$10,688	$11,800
2019	$14,187	$14,973	$11,620	$14,204
2020	$16,259	$17,407	$12,493	$15,896
2021	$18,340	$20,634	$12,300	$17,901
2022	$15,096	$16,845	$10,700	$15,402
2023	$17,494	$20,585	$11,291	$17,681
2024	$19,344	$24,185	$11,433	$19,431

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	10.57%	6.40%	6.82%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2030 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$57,522,441
  # of Portfolio Holdings20
  Portfolio Turnover Rate48%
  Investment Advisory Fees Paid$85,074

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.3%
Voya U.S. Stock Index Portfolio - Class I	18.0%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.1%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Schwab U.S. TIPS ETF	3.0%
Voya Large Cap Value Portfolio - Class R6	2.9%
Voya Short Duration Bond Fund - Class R6	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.0%
Equity	64.0%

Target Asset Allocations

Value	Value
US Large Blend	24.0%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISNGX

Voya Solution 2030 Portfolio

92914J746-AR

Class S: ISNHX

Voya Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.51%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,052	$9,764	$10,055	$9,970
2016	$10,688	$10,531	$10,321	$10,802
2017	$12,568	$13,056	$10,687	$12,551
2018	$11,660	$11,827	$10,688	$11,800
2019	$14,033	$14,973	$11,620	$14,204
2020	$16,046	$17,407	$12,493	$15,896
2021	$18,051	$20,634	$12,300	$17,901
2022	$14,825	$16,845	$10,700	$15,402
2023	$17,131	$20,585	$11,291	$17,681
2024	$18,886	$24,185	$11,433	$19,431

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	10.24%	6.12%	6.56%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2030 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$57,522,441
  # of Portfolio Holdings20
  Portfolio Turnover Rate48%
  Investment Advisory Fees Paid$85,074

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.3%
Voya U.S. Stock Index Portfolio - Class I	18.0%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.1%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Schwab U.S. TIPS ETF	3.0%
Voya Large Cap Value Portfolio - Class R6	2.9%
Voya Short Duration Bond Fund - Class R6	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.0%
Equity	64.0%

Target Asset Allocations

Value	Value
US Large Blend	24.0%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISNHX

Voya Solution 2030 Portfolio

92914J639-AR

Class S2: ISNIX

Voya Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.66%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,023	$9,764	$10,055	$9,970
2016	$10,641	$10,531	$10,321	$10,802
2017	$12,491	$13,056	$10,687	$12,551
2018	$11,566	$11,827	$10,688	$11,800
2019	$13,906	$14,973	$11,620	$14,204
2020	$15,877	$17,407	$12,493	$15,896
2021	$17,839	$20,634	$12,300	$17,901
2022	$14,626	$16,845	$10,700	$15,402
2023	$16,882	$20,585	$11,291	$17,681
2024	$18,589	$24,185	$11,433	$19,431

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	10.11%	5.98%	6.40%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2030 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$57,522,441
  # of Portfolio Holdings20
  Portfolio Turnover Rate48%
  Investment Advisory Fees Paid$85,074

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.3%
Voya U.S. Stock Index Portfolio - Class I	18.0%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.1%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Schwab U.S. TIPS ETF	3.0%
Voya Large Cap Value Portfolio - Class R6	2.9%
Voya Short Duration Bond Fund - Class R6	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.0%
Equity	64.0%

Target Asset Allocations

Value	Value
US Large Blend	24.0%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISNIX

Voya Solution 2030 Portfolio

92914J548-AR

Class ADV: ISQAX

Voya Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.75%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Price Diversified Mid Cap Growth & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,923	$9,764	$10,055	$9,965	$10,048	$9,919
2016	$10,519	$10,531	$10,321	$10,847	$11,328	$10,018
2017	$12,540	$13,056	$10,687	$12,775	$13,722	$12,526
2018	$11,469	$11,827	$10,688	$11,897	$13,003	$10,798
2019	$13,938	$14,973	$11,620	$14,535	$17,036	$13,175
2020	$15,908	$17,407	$12,493	$16,394	$20,595	$14,205
2021	$18,105	$20,634	$12,300	$18,840	$25,880	$15,805
2022	$14,694	$16,845	$10,700	$16,016	$20,908	$13,521
2023	$17,249	$20,585	$11,291	$18,680	$26,335	$15,987
2024	$19,232	$24,185	$11,433	$20,806	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	11.50%	6.65%	6.76%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$565,344,046
  # of Portfolio Holdings19
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$992,070

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.8%
Voya Intermediate Bond Fund - Class R6	16.3%
Voya Multi-Manager International Equity Fund - Class I	11.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Vanguard FTSE Developed Markets ETF	6.6%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.9%
Voya Large Cap Value Portfolio - Class R6	2.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.8%
Equity	75.2%

Target Asset Allocations

Value	Value
US Large Blend	30.8%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISQAX

Voya Solution 2035 Portfolio

92914H856-AR

Class I: ISQIX

Voya Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$26	0.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Price Diversified Mid Cap Growth & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,970	$9,764	$10,055	$9,965	$10,048	$9,919
2016	$10,617	$10,531	$10,321	$10,847	$11,328	$10,018
2017	$12,721	$13,056	$10,687	$12,775	$13,722	$12,526
2018	$11,692	$11,827	$10,688	$11,897	$13,003	$10,798
2019	$14,290	$14,973	$11,620	$14,535	$17,036	$13,175
2020	$16,383	$17,407	$12,493	$16,394	$20,595	$14,205
2021	$18,733	$20,634	$12,300	$18,840	$25,880	$15,805
2022	$15,289	$16,845	$10,700	$16,016	$20,908	$13,521
2023	$18,037	$20,585	$11,291	$18,680	$26,335	$15,987
2024	$20,203	$24,185	$11,433	$20,806	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.01%	7.17%	7.29%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$565,344,046
  # of Portfolio Holdings19
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$992,070

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.8%
Voya Intermediate Bond Fund - Class R6	16.3%
Voya Multi-Manager International Equity Fund - Class I	11.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Vanguard FTSE Developed Markets ETF	6.6%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.9%
Voya Large Cap Value Portfolio - Class R6	2.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.8%
Equity	75.2%

Target Asset Allocations

Value	Value
US Large Blend	30.8%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISQIX

Voya Solution 2035 Portfolio

92914H872-AR

Class S: ISQSX

Voya Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.50%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Price Diversified Mid Cap Growth & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,952	$9,764	$10,055	$9,965	$10,048	$9,919
2016	$10,572	$10,531	$10,321	$10,847	$11,328	$10,018
2017	$12,627	$13,056	$10,687	$12,775	$13,722	$12,526
2018	$11,574	$11,827	$10,688	$11,897	$13,003	$10,798
2019	$14,113	$14,973	$11,620	$14,535	$17,036	$13,175
2020	$16,153	$17,407	$12,493	$16,394	$20,595	$14,205
2021	$18,427	$20,634	$12,300	$18,840	$25,880	$15,805
2022	$14,995	$16,845	$10,700	$16,016	$20,908	$13,521
2023	$17,641	$20,585	$11,291	$18,680	$26,335	$15,987
2024	$19,720	$24,185	$11,433	$20,806	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	11.79%	6.92%	7.03%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$565,344,046
  # of Portfolio Holdings19
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$992,070

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.8%
Voya Intermediate Bond Fund - Class R6	16.3%
Voya Multi-Manager International Equity Fund - Class I	11.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Vanguard FTSE Developed Markets ETF	6.6%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.9%
Voya Large Cap Value Portfolio - Class R6	2.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.8%
Equity	75.2%

Target Asset Allocations

Value	Value
US Large Blend	30.8%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISQSX

Voya Solution 2035 Portfolio

92914H864-AR

Class S2: ISPCX

Voya Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.65%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Price Diversified Mid Cap Growth & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,938	$9,764	$10,055	$9,965	$10,048	$9,919
2016	$10,544	$10,531	$10,321	$10,847	$11,328	$10,018
2017	$12,576	$13,056	$10,687	$12,775	$13,722	$12,526
2018	$11,518	$11,827	$10,688	$11,897	$13,003	$10,798
2019	$14,009	$14,973	$11,620	$14,535	$17,036	$13,175
2020	$16,012	$17,407	$12,493	$16,394	$20,595	$14,205
2021	$18,240	$20,634	$12,300	$18,840	$25,880	$15,805
2022	$14,824	$16,845	$10,700	$16,016	$20,908	$13,521
2023	$17,407	$20,585	$11,291	$18,680	$26,335	$15,987
2024	$19,439	$24,185	$11,433	$20,806	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	11.68%	6.77%	6.87%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$565,344,046
  # of Portfolio Holdings19
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$992,070

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.8%
Voya Intermediate Bond Fund - Class R6	16.3%
Voya Multi-Manager International Equity Fund - Class I	11.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Vanguard FTSE Developed Markets ETF	6.6%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.9%
Voya Large Cap Value Portfolio - Class R6	2.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.8%
Equity	75.2%

Target Asset Allocations

Value	Value
US Large Blend	30.8%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISPCX

Voya Solution 2035 Portfolio

92914L618-AR

Class ADV: ISNKX

Voya Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$76	0.72%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,967	$9,764	$10,055	$9,960
2016	$10,612	$10,531	$10,321	$10,879
2017	$12,759	$13,056	$10,687	$12,932
2018	$11,559	$11,827	$10,688	$11,974
2019	$14,196	$14,973	$11,620	$14,772
2020	$16,465	$17,407	$12,493	$16,747
2021	$19,063	$20,634	$12,300	$19,519
2022	$15,348	$16,845	$10,700	$16,482
2023	$18,261	$20,585	$11,291	$19,476
2024	$20,624	$24,185	$11,433	$21,982

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	12.94%	7.76%	7.51%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$48,879,957
  # of Portfolio Holdings19
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$27,752

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
Voya Multi-Manager International Equity Fund - Class I	14.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Intermediate Bond Fund - Class R6	7.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.7%
Equity	85.3%

Target Asset Allocations

Value	Value
US Large Blend	32.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISNKX

Voya Solution 2040 Portfolio

92914J563-AR

Class I: ISNLX

Voya Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$23	0.22%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,022	$9,764	$10,055	$9,960
2016	$10,730	$10,531	$10,321	$10,879
2017	$12,967	$13,056	$10,687	$12,932
2018	$11,806	$11,827	$10,688	$11,974
2019	$14,573	$14,973	$11,620	$14,772
2020	$16,985	$17,407	$12,493	$16,747
2021	$19,761	$20,634	$12,300	$19,519
2022	$15,982	$16,845	$10,700	$16,482
2023	$19,113	$20,585	$11,291	$19,476
2024	$21,702	$24,185	$11,433	$21,982

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	13.55%	8.29%	8.06%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$48,879,957
  # of Portfolio Holdings19
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$27,752

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
Voya Multi-Manager International Equity Fund - Class I	14.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Intermediate Bond Fund - Class R6	7.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.7%
Equity	85.3%

Target Asset Allocations

Value	Value
US Large Blend	32.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISNLX

Voya Solution 2040 Portfolio

92914J571-AR

Class S: ISNMX

Voya Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$50	0.47%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,003	$9,764	$10,055	$9,960
2016	$10,682	$10,531	$10,321	$10,879
2017	$12,875	$13,056	$10,687	$12,932
2018	$11,699	$11,827	$10,688	$11,974
2019	$14,398	$14,973	$11,620	$14,772
2020	$16,734	$17,407	$12,493	$16,747
2021	$19,428	$20,634	$12,300	$19,519
2022	$15,680	$16,845	$10,700	$16,482
2023	$18,701	$20,585	$11,291	$19,476
2024	$21,180	$24,185	$11,433	$21,982

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	13.26%	8.02%	7.79%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$48,879,957
  # of Portfolio Holdings19
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$27,752

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
Voya Multi-Manager International Equity Fund - Class I	14.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Intermediate Bond Fund - Class R6	7.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.7%
Equity	85.3%

Target Asset Allocations

Value	Value
US Large Blend	32.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISNMX

Voya Solution 2040 Portfolio

92914J589-AR

Class S2: ISNNX

Voya Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$66	0.62%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,967	$9,764	$10,055	$9,960
2016	$10,629	$10,531	$10,321	$10,879
2017	$12,788	$13,056	$10,687	$12,932
2018	$11,598	$11,827	$10,688	$11,974
2019	$14,258	$14,973	$11,620	$14,772
2020	$16,549	$17,407	$12,493	$16,747
2021	$19,178	$20,634	$12,300	$19,519
2022	$15,453	$16,845	$10,700	$16,482
2023	$18,406	$20,585	$11,291	$19,476
2024	$20,820	$24,185	$11,433	$21,982

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	13.12%	7.87%	7.61%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$48,879,957
  # of Portfolio Holdings19
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$27,752

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
Voya Multi-Manager International Equity Fund - Class I	14.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Intermediate Bond Fund - Class R6	7.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.7%
Equity	85.3%

Target Asset Allocations

Value	Value
US Large Blend	32.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISNNX

Voya Solution 2040 Portfolio

92914J597-AR

Class ADV: ISRAX

Voya Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$78	0.73%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. mid cap & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,885	$9,764	$10,055	$9,954	$10,048	$9,919
2016	$10,494	$10,531	$10,321	$10,904	$11,328	$10,018
2017	$12,689	$13,056	$10,687	$13,036	$13,722	$12,526
2018	$11,353	$11,827	$10,688	$12,027	$13,003	$10,798
2019	$14,031	$14,973	$11,620	$14,916	$17,036	$13,175
2020	$16,286	$17,407	$12,493	$16,954	$20,595	$14,205
2021	$19,046	$20,634	$12,300	$19,923	$25,880	$15,805
2022	$15,291	$16,845	$10,700	$16,767	$20,908	$13,521
2023	$18,307	$20,585	$11,291	$19,975	$26,335	$15,987
2024	$20,898	$24,185	$11,433	$22,688	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.15%	8.29%	7.65%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$447,617,336
  # of Portfolio Holdings18
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$583,994

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
Vanguard FTSE Developed Markets ETF	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya Intermediate Bond Fund - Class R6	3.1%
VY® Invesco Comstock Portfolio - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.6%
Equity	93.4%

Target Asset Allocations

Value	Value
US Large Blend	36.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISRAX

Voya Solution 2045 Portfolio

92914H823-AR

Class I: ISRIX

Voya Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$25	0.23%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. mid cap & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,941	$9,764	$10,055	$9,954	$10,048	$9,919
2016	$10,600	$10,531	$10,321	$10,904	$11,328	$10,018
2017	$12,883	$13,056	$10,687	$13,036	$13,722	$12,526
2018	$11,584	$11,827	$10,688	$12,027	$13,003	$10,798
2019	$14,398	$14,973	$11,620	$14,916	$17,036	$13,175
2020	$16,785	$17,407	$12,493	$16,954	$20,595	$14,205
2021	$19,724	$20,634	$12,300	$19,923	$25,880	$15,805
2022	$15,922	$16,845	$10,700	$16,767	$20,908	$13,521
2023	$19,158	$20,585	$11,291	$19,975	$26,335	$15,987
2024	$21,964	$24,185	$11,433	$22,688	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.65%	8.81%	8.19%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$447,617,336
  # of Portfolio Holdings18
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$583,994

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
Vanguard FTSE Developed Markets ETF	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya Intermediate Bond Fund - Class R6	3.1%
VY® Invesco Comstock Portfolio - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.6%
Equity	93.4%

Target Asset Allocations

Value	Value
US Large Blend	36.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISRIX

Voya Solution 2045 Portfolio

92914H849-AR

Class S: ISRSX

Voya Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$51	0.48%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. mid cap & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,905	$9,764	$10,055	$9,954	$10,048	$9,919
2016	$10,538	$10,531	$10,321	$10,904	$11,328	$10,018
2017	$12,777	$13,056	$10,687	$13,036	$13,722	$12,526
2018	$11,471	$11,827	$10,688	$12,027	$13,003	$10,798
2019	$14,212	$14,973	$11,620	$14,916	$17,036	$13,175
2020	$16,527	$17,407	$12,493	$16,954	$20,595	$14,205
2021	$19,378	$20,634	$12,300	$19,923	$25,880	$15,805
2022	$15,599	$16,845	$10,700	$16,767	$20,908	$13,521
2023	$18,733	$20,585	$11,291	$19,975	$26,335	$15,987
2024	$21,407	$24,185	$11,433	$22,688	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.27%	8.54%	7.91%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$447,617,336
  # of Portfolio Holdings18
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$583,994

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
Vanguard FTSE Developed Markets ETF	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya Intermediate Bond Fund - Class R6	3.1%
VY® Invesco Comstock Portfolio - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.6%
Equity	93.4%

Target Asset Allocations

Value	Value
US Large Blend	36.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISRSX

Voya Solution 2045 Portfolio

92914H831-AR

Class S2: ISPDX

Voya Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$67	0.63%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. mid cap & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,893	$9,764	$10,055	$9,954	$10,048	$9,919
2016	$10,514	$10,531	$10,321	$10,904	$11,328	$10,018
2017	$12,724	$13,056	$10,687	$13,036	$13,722	$12,526
2018	$11,408	$11,827	$10,688	$12,027	$13,003	$10,798
2019	$14,110	$14,973	$11,620	$14,916	$17,036	$13,175
2020	$16,386	$17,407	$12,493	$16,954	$20,595	$14,205
2021	$19,188	$20,634	$12,300	$19,923	$25,880	$15,805
2022	$15,409	$16,845	$10,700	$16,767	$20,908	$13,521
2023	$18,484	$20,585	$11,291	$19,975	$26,335	$15,987
2024	$21,096	$24,185	$11,433	$22,688	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.13%	8.38%	7.75%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$447,617,336
  # of Portfolio Holdings18
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$583,994

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
Vanguard FTSE Developed Markets ETF	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya Intermediate Bond Fund - Class R6	3.1%
VY® Invesco Comstock Portfolio - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.6%
Equity	93.4%

Target Asset Allocations

Value	Value
US Large Blend	36.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Short Duration	0.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISPDX

Voya Solution 2045 Portfolio

92914L626-AR

Class ADV: ISNPX

Voya Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.74%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to core fixed income & underweight to U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,967	$9,764	$10,055	$9,953
2016	$10,592	$10,531	$10,321	$10,922
2017	$12,848	$13,056	$10,687	$13,127
2018	$11,458	$11,827	$10,688	$12,084
2019	$14,222	$14,973	$11,620	$15,027
2020	$16,468	$17,407	$12,493	$17,110
2021	$19,237	$20,634	$12,300	$20,188
2022	$15,426	$16,845	$10,700	$16,964
2023	$18,546	$20,585	$11,291	$20,286
2024	$21,262	$24,185	$11,433	$23,188

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.64%	8.37%	7.83%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$41,564,324
  # of Portfolio Holdings16
  Portfolio Turnover Rate46%
  Investment Advisory Fees Paid$18,550

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	7.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Target Asset Allocations

Value	Value
US Large Blend	38.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISNPX

Voya Solution 2050 Portfolio

92914J621-AR

Class I: ISNQX

Voya Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$26	0.24%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to core fixed income & underweight to U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,038	$9,764	$10,055	$9,953
2016	$10,716	$10,531	$10,321	$10,922
2017	$13,073	$13,056	$10,687	$13,127
2018	$11,717	$11,827	$10,688	$12,084
2019	$14,615	$14,973	$11,620	$15,027
2020	$17,006	$17,407	$12,493	$17,110
2021	$19,968	$20,634	$12,300	$20,188
2022	$16,083	$16,845	$10,700	$16,964
2023	$19,441	$20,585	$11,291	$20,286
2024	$22,393	$24,185	$11,433	$23,188

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	15.18%	8.91%	8.40%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$41,564,324
  # of Portfolio Holdings16
  Portfolio Turnover Rate46%
  Investment Advisory Fees Paid$18,550

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	7.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Target Asset Allocations

Value	Value
US Large Blend	38.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISNQX

Voya Solution 2050 Portfolio

92914J647-AR

Class S: ISNRX

Voya Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.49%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to core fixed income & underweight to U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,000	$9,764	$10,055	$9,953
2016	$10,656	$10,531	$10,321	$10,922
2017	$12,961	$13,056	$10,687	$13,127
2018	$11,586	$11,827	$10,688	$12,084
2019	$14,414	$14,973	$11,620	$15,027
2020	$16,736	$17,407	$12,493	$17,110
2021	$19,599	$20,634	$12,300	$20,188
2022	$15,750	$16,845	$10,700	$16,964
2023	$18,979	$20,585	$11,291	$20,286
2024	$21,820	$24,185	$11,433	$23,188

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.97%	8.65%	8.11%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$41,564,324
  # of Portfolio Holdings16
  Portfolio Turnover Rate46%
  Investment Advisory Fees Paid$18,550

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	7.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Target Asset Allocations

Value	Value
US Large Blend	38.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISNRX

Voya Solution 2050 Portfolio

92914J654-AR

Class S2: ISNSX

Voya Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.64%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to core fixed income & underweight to U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,983	$9,764	$10,055	$9,953
2016	$10,615	$10,531	$10,321	$10,922
2017	$12,894	$13,056	$10,687	$13,127
2018	$11,508	$11,827	$10,688	$12,084
2019	$14,299	$14,973	$11,620	$15,027
2020	$16,574	$17,407	$12,493	$17,110
2021	$19,377	$20,634	$12,300	$20,188
2022	$15,548	$16,845	$10,700	$16,964
2023	$18,713	$20,585	$11,291	$20,286
2024	$21,474	$24,185	$11,433	$23,188

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.76%	8.47%	7.94%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$41,564,324
  # of Portfolio Holdings16
  Portfolio Turnover Rate46%
  Investment Advisory Fees Paid$18,550

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	7.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Target Asset Allocations

Value	Value
US Large Blend	38.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISNSX

Voya Solution 2050 Portfolio

92914J662-AR

Class ADV: IASPX

Voya Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$82	0.76%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to U.S. small cap & core fixed income were the biggest contributors. On an individual holdings level,VY® T.Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,886	$9,764	$10,055	$9,946
2016	$10,492	$10,531	$10,321	$10,935
2017	$12,737	$13,056	$10,687	$13,174
2018	$11,371	$11,827	$10,688	$12,124
2019	$14,115	$14,973	$11,620	$15,092
2020	$16,339	$17,407	$12,493	$17,184
2021	$19,121	$20,634	$12,300	$20,310
2022	$15,310	$16,845	$10,700	$17,066
2023	$18,404	$20,585	$11,291	$20,414
2024	$21,121	$24,185	$11,433	$23,337

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.77%	8.39%	7.76%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$166,998,126
  # of Portfolio Holdings16
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$171,747

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Value	Value
US Large Blend	39.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IASPX

Voya Solution 2055 Portfolio

92914L741-AR

Class I: IISPX

Voya Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to U.S. small cap & core fixed income were the biggest contributors. On an individual holdings level,VY® T.Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,933	$9,764	$10,055	$9,946
2016	$10,600	$10,531	$10,321	$10,935
2017	$12,926	$13,056	$10,687	$13,174
2018	$11,596	$11,827	$10,688	$12,124
2019	$14,467	$14,973	$11,620	$15,092
2020	$16,837	$17,407	$12,493	$17,184
2021	$19,789	$20,634	$12,300	$20,310
2022	$15,925	$16,845	$10,700	$17,066
2023	$19,252	$20,585	$11,291	$20,414
2024	$22,205	$24,185	$11,433	$23,337

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	15.34%	8.95%	8.30%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$166,998,126
  # of Portfolio Holdings16
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$171,747

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Value	Value
US Large Blend	39.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISPX

Voya Solution 2055 Portfolio

92914L758-AR

Class S: ISSPX

Voya Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	0.51%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to U.S. small cap & core fixed income were the biggest contributors. On an individual holdings level,VY® T.Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,913	$9,764	$10,055	$9,946
2016	$10,552	$10,531	$10,321	$10,935
2017	$12,837	$13,056	$10,687	$13,174
2018	$11,482	$11,827	$10,688	$12,124
2019	$14,295	$14,973	$11,620	$15,092
2020	$16,587	$17,407	$12,493	$17,184
2021	$19,460	$20,634	$12,300	$20,310
2022	$15,607	$16,845	$10,700	$17,066
2023	$18,831	$20,585	$11,291	$20,414
2024	$21,668	$24,185	$11,433	$23,337

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	15.07%	8.67%	8.04%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$166,998,126
  # of Portfolio Holdings16
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$171,747

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Value	Value
US Large Blend	39.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISSPX

Voya Solution 2055 Portfolio

92914L766-AR

Class S2: ITSPX

Voya Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$71	0.66%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to U.S. small cap & core fixed income were the biggest contributors. On an individual holdings level,VY® T.Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,896	$9,764	$10,055	$9,946
2016	$10,514	$10,531	$10,321	$10,935
2017	$12,777	$13,056	$10,687	$13,174
2018	$11,413	$11,827	$10,688	$12,124
2019	$14,184	$14,973	$11,620	$15,092
2020	$16,433	$17,407	$12,493	$17,184
2021	$19,241	$20,634	$12,300	$20,310
2022	$15,423	$16,845	$10,700	$17,066
2023	$18,570	$20,585	$11,291	$20,414
2024	$21,337	$24,185	$11,433	$23,337

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.90%	8.51%	7.87%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$166,998,126
  # of Portfolio Holdings16
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$171,747

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Value	Value
US Large Blend	39.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITSPX

Voya Solution 2055 Portfolio

92914L774-AR

Class ADV: VSPAX

Voya Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$82	0.76%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to international equities & U.S. small cap & overweight to core fixed income were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,890	$9,713	$9,949	$9,861
2016	$10,517	$10,476	$10,213	$10,855
2017	$12,770	$12,988	$10,574	$13,107
2018	$11,396	$11,766	$10,575	$12,065
2019	$14,145	$14,895	$11,497	$15,049
2020	$16,355	$17,316	$12,361	$17,154
2021	$19,106	$20,526	$12,170	$20,251
2022	$15,287	$16,757	$10,587	$17,009
2023	$18,389	$20,478	$11,172	$20,366
2024	$21,111	$24,059	$11,312	$23,306

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class ADV	14.80%	8.34%	7.85%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$34,041,419
  # of Portfolio Holdings16
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	2.5%
Equity	97.6%

Target Asset Allocations

Value	Value
US Large Blend	39.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VSPAX

Voya Solution 2060 Portfolio

92914L337-AR

Class I: VSIPX

Voya Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to international equities & U.S. small cap & overweight to core fixed income were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,920	$9,713	$9,949	$9,861
2016	$10,587	$10,476	$10,213	$10,855
2017	$12,932	$12,988	$10,574	$13,107
2018	$11,594	$11,766	$10,575	$12,065
2019	$14,468	$14,895	$11,497	$15,049
2020	$16,803	$17,316	$12,361	$17,154
2021	$19,737	$20,526	$12,170	$20,251
2022	$15,858	$16,757	$10,587	$17,009
2023	$19,185	$20,478	$11,172	$20,366
2024	$22,128	$24,059	$11,312	$23,306

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class I	15.34%	8.87%	8.36%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$34,041,419
  # of Portfolio Holdings16
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	2.5%
Equity	97.6%

Target Asset Allocations

Value	Value
US Large Blend	39.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VSIPX

Voya Solution 2060 Portfolio

92914L329-AR

Class S: VSPSX

Voya Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	0.51%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to international equities & U.S. small cap & overweight to core fixed income were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,860	$9,713	$9,949	$9,861
2016	$10,507	$10,476	$10,213	$10,855
2017	$12,798	$12,988	$10,574	$13,107
2018	$11,442	$11,766	$10,575	$12,065
2019	$14,240	$14,895	$11,497	$15,049
2020	$16,504	$17,316	$12,361	$17,154
2021	$19,334	$20,526	$12,170	$20,251
2022	$15,510	$16,757	$10,587	$17,009
2023	$18,703	$20,478	$11,172	$20,366
2024	$21,523	$24,059	$11,312	$23,306

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class S	15.08%	8.61%	8.06%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$34,041,419
  # of Portfolio Holdings16
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	2.5%
Equity	97.6%

Target Asset Allocations

Value	Value
US Large Blend	39.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VSPSX

Voya Solution 2060 Portfolio

92914L311-AR

Class S2: VSSPX

Voya Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$71	0.66%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to international equities & U.S. small cap & overweight to core fixed income were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,890	$9,713	$9,949	$9,861
2016	$10,517	$10,476	$10,213	$10,855
2017	$12,784	$12,988	$10,574	$13,107
2018	$11,416	$11,766	$10,575	$12,065
2019	$14,185	$14,895	$11,497	$15,049
2020	$16,417	$17,316	$12,361	$17,154
2021	$19,197	$20,526	$12,170	$20,251
2022	$15,371	$16,757	$10,587	$17,009
2023	$18,514	$20,478	$11,172	$20,366
2024	$21,274	$24,059	$11,312	$23,306

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class S2	14.90%	8.44%	7.93%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$34,041,419
  # of Portfolio Holdings16
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	2.5%
Equity	97.6%

Target Asset Allocations

Value	Value
US Large Blend	39.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VSSPX

Voya Solution 2060 Portfolio

92914L295-AR

Class ADV: VSAQX

Voya Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$81	0.75%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,742	$11,704	$10,004	$11,610
2021	$13,744	$13,874	$9,850	$13,720
2022	$10,997	$11,327	$8,568	$11,531
2023	$13,231	$13,841	$9,042	$13,820
2024	$15,205	$16,262	$9,155	$15,869

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class ADV	14.92%	9.93%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$20,376,039
  # of Portfolio Holdings16
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.6%
Vanguard FTSE Developed Markets ETF	7.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.4%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.5%
Equity	98.5%

Target Asset Allocations

Value	Value
US Large Blend	39.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VSAQX

Voya Solution 2065 Portfolio

92914L154-AR

Class I: VSQIX

Voya Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,769	$11,704	$10,004	$11,610
2021	$13,844	$13,874	$9,850	$13,720
2022	$11,130	$11,327	$8,568	$11,531
2023	$13,466	$13,841	$9,042	$13,820
2024	$15,550	$16,262	$9,155	$15,869

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class I	15.47%	10.49%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$20,376,039
  # of Portfolio Holdings16
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.6%
Vanguard FTSE Developed Markets ETF	7.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.4%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.5%
Equity	98.5%

Target Asset Allocations

Value	Value
US Large Blend	39.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VSQIX

Voya Solution 2065 Portfolio

92914L147-AR

Class S: VSSQX

Voya Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	0.50%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,761	$11,704	$10,004	$11,610
2021	$13,795	$13,874	$9,850	$13,720
2022	$11,062	$11,327	$8,568	$11,531
2023	$13,357	$13,841	$9,042	$13,820
2024	$15,372	$16,262	$9,155	$15,869

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class S	15.09%	10.21%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$20,376,039
  # of Portfolio Holdings16
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.6%
Vanguard FTSE Developed Markets ETF	7.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.4%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.5%
Equity	98.5%

Target Asset Allocations

Value	Value
US Large Blend	39.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VSSQX

Voya Solution 2065 Portfolio

92914L139-AR

Class S2: VSQUX

Voya Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$70	0.65%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,752	$11,704	$10,004	$11,610
2021	$13,769	$13,874	$9,850	$13,720
2022	$11,030	$11,327	$8,568	$11,531
2023	$13,293	$13,841	$9,042	$13,820
2024	$15,285	$16,262	$9,155	$15,869

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class S2	14.99%	10.06%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$20,376,039
  # of Portfolio Holdings16
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.6%
Vanguard FTSE Developed Markets ETF	7.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.4%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.5%
Equity	98.5%

Target Asset Allocations

Value	Value
US Large Blend	39.8%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Short Duration	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VSQUX

Voya Solution 2065 Portfolio

92914L121-AR

Class ADV: IAVAX

Voya Solution Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$88	0.82%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth & underweight in emerging market equities & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Small Cap Growth & Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, overweight to U.S. mid cap & core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager Emerging Markets Equity & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,868	$9,764	$10,055	$9,921
2016	$10,500	$10,531	$10,321	$10,686
2017	$12,779	$13,056	$10,687	$12,830
2018	$11,350	$11,827	$10,688	$11,848
2019	$14,181	$14,973	$11,620	$14,548
2020	$16,384	$17,407	$12,493	$16,453
2021	$19,547	$20,634	$12,300	$19,022
2022	$15,612	$16,845	$10,700	$15,954
2023	$18,833	$20,585	$11,291	$18,890
2024	$22,002	$24,185	$11,433	$21,439

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	16.83%	9.18%	8.20%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Aggressive® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$187,926,674
  # of Portfolio Holdings15
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$103,186

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6.3%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Intermediate Bond Fund - Class R6	6.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Small Company Fund - Class R6	4.1%
Voya International Index Portfolio - Class I	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.2%
Equity	93.8%

Target Asset Allocations

Value	Value
US Large Blend	39.3%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	13.0%
US Small Cap	6.7%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	9.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.27%, 0.77%, 0.77%, 1.02%, and 1.17% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAVAX

Voya Solution Aggressive Portfolio

92914L600-AR

Class I: IAVIX

Voya Solution Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth & underweight in emerging market equities & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Small Cap Growth & Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, overweight to U.S. mid cap & core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager Emerging Markets Equity & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,917	$9,764	$10,055	$9,921
2016	$10,605	$10,531	$10,321	$10,686
2017	$12,967	$13,056	$10,687	$12,830
2018	$11,577	$11,827	$10,688	$11,848
2019	$14,534	$14,973	$11,620	$14,548
2020	$16,873	$17,407	$12,493	$16,453
2021	$20,225	$20,634	$12,300	$19,022
2022	$16,246	$16,845	$10,700	$15,954
2023	$19,691	$20,585	$11,291	$18,890
2024	$23,131	$24,185	$11,433	$21,439

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	17.47%	9.74%	8.75%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Aggressive® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$187,926,674
  # of Portfolio Holdings15
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$103,186

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6.3%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Intermediate Bond Fund - Class R6	6.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Small Company Fund - Class R6	4.1%
Voya International Index Portfolio - Class I	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.2%
Equity	93.8%

Target Asset Allocations

Value	Value
US Large Blend	39.3%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	13.0%
US Small Cap	6.7%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	9.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.27%, 0.77%, 0.77%, 1.02%, and 1.17% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IAVIX

Voya Solution Aggressive Portfolio

92914L501-AR

Class R6: VYRMX

Voya Solution Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$26	0.24%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth & underweight in emerging market equities & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Small Cap Growth & Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, overweight to U.S. mid cap & core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager Emerging Markets Equity & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,611	$10,619	$9,946	$10,499
2017	$12,975	$13,164	$10,298	$12,605
2018	$11,584	$11,926	$10,299	$11,641
2019	$14,532	$15,098	$11,197	$14,294
2020	$16,885	$17,551	$12,038	$16,165
2021	$20,239	$20,805	$11,853	$18,690
2022	$16,257	$16,985	$10,311	$15,675
2023	$19,723	$20,756	$10,881	$18,559
2024	$23,165	$24,386	$11,017	$21,064

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	17.45%	9.77%	10.18%
MSCI All Country World Index℠	17.49%	10.06%	10.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.12%
S&P Target Risk Aggressive® Index	13.50%	8.06%	8.98%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Aggressive® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$187,926,674
  # of Portfolio Holdings15
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$103,186

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6.3%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Intermediate Bond Fund - Class R6	6.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Small Company Fund - Class R6	4.1%
Voya International Index Portfolio - Class I	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.2%
Equity	93.8%

Target Asset Allocations

Value	Value
US Large Blend	39.3%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	13.0%
US Small Cap	6.7%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	9.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.27%, 0.77%, 0.77%, 1.02%, and 1.17% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRMX

Voya Solution Aggressive Portfolio

92914L220-AR

Class S: IAVSX

Voya Solution Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$58	0.54%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth & underweight in emerging market equities & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Small Cap Growth & Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, overweight to U.S. mid cap & core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager Emerging Markets Equity & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,888	$9,764	$10,055	$9,921
2016	$10,556	$10,531	$10,321	$10,686
2017	$12,870	$13,056	$10,687	$12,830
2018	$11,465	$11,827	$10,688	$11,848
2019	$14,356	$14,973	$11,620	$14,548
2020	$16,629	$17,407	$12,493	$16,453
2021	$19,892	$20,634	$12,300	$19,022
2022	$15,934	$16,845	$10,700	$15,954
2023	$19,264	$20,585	$11,291	$18,890
2024	$22,554	$24,185	$11,433	$21,439

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	17.07%	9.46%	8.47%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Aggressive® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$187,926,674
  # of Portfolio Holdings15
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$103,186

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6.3%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Intermediate Bond Fund - Class R6	6.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Small Company Fund - Class R6	4.1%
Voya International Index Portfolio - Class I	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.2%
Equity	93.8%

Target Asset Allocations

Value	Value
US Large Blend	39.3%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	13.0%
US Small Cap	6.7%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	9.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.27%, 0.77%, 0.77%, 1.02%, and 1.17% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IAVSX

Voya Solution Aggressive Portfolio

92914L402-AR

Class S2: IAVTX

Voya Solution Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$78	0.72%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth & underweight in emerging market equities & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Small Cap Growth & Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, overweight to U.S. mid cap & core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager Emerging Markets Equity & VY® T. Rowe Price Capital Appreciation were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,880	$9,764	$10,055	$9,921
2016	$10,529	$10,531	$10,321	$10,686
2017	$12,815	$13,056	$10,687	$12,830
2018	$11,396	$11,827	$10,688	$11,848
2019	$14,251	$14,973	$11,620	$14,548
2020	$16,488	$17,407	$12,493	$16,453
2021	$19,689	$20,634	$12,300	$19,022
2022	$15,751	$16,845	$10,700	$15,954
2023	$19,002	$20,585	$11,291	$18,890
2024	$22,216	$24,185	$11,433	$21,439

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	16.91%	9.29%	8.31%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Aggressive® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$187,926,674
  # of Portfolio Holdings15
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$103,186

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6.3%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Intermediate Bond Fund - Class R6	6.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Small Company Fund - Class R6	4.1%
Voya International Index Portfolio - Class I	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.2%
Equity	93.8%

Target Asset Allocations

Value	Value
US Large Blend	39.3%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	13.0%
US Small Cap	6.7%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	9.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.27%, 0.77%, 0.77%, 1.02%, and 1.17% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IAVTX

Voya Solution Aggressive Portfolio

92914L303-AR

Class ADV: ISGAX

Voya Solution Balanced Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$85	0.80%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap & underweight in high yield were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration & overweight to core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,928	$9,764	$10,055	$9,906
2016	$10,532	$10,531	$10,321	$10,577
2017	$12,054	$13,056	$10,687	$12,261
2018	$11,213	$11,827	$10,688	$11,564
2019	$13,358	$14,973	$11,620	$13,784
2020	$15,062	$17,407	$12,493	$15,415
2021	$17,115	$20,634	$12,300	$17,167
2022	$14,028	$16,845	$10,700	$14,546
2023	$16,225	$20,585	$11,291	$16,783
2024	$18,178	$24,185	$11,433	$18,584

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	12.03%	6.35%	6.16%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Growth Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$189,844,983
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$219,239

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	18.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Duration Bond Fund - Class R6	9.2%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.6%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya MidCap Opportunities Portfolio - Class R6	2.9%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.6%
Equity	65.5%

Target Asset Allocations

Value	Value
US Large Blend	31.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	29.0%
Short Duration	9.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISGAX

Voya Solution Balanced Portfolio

92914L386-AR

Class I: ISGJX

Voya Solution Balanced Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap & underweight in high yield were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration & overweight to core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,981	$9,764	$10,055	$9,906
2016	$10,649	$10,531	$10,321	$10,577
2017	$12,234	$13,056	$10,687	$12,261
2018	$11,453	$11,827	$10,688	$11,564
2019	$13,716	$14,973	$11,620	$13,784
2020	$15,540	$17,407	$12,493	$15,415
2021	$17,738	$20,634	$12,300	$17,167
2022	$14,614	$16,845	$10,700	$14,546
2023	$16,989	$20,585	$11,291	$16,783
2024	$19,140	$24,185	$11,433	$18,584

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.66%	6.89%	6.71%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Growth Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$189,844,983
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$219,239

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	18.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Duration Bond Fund - Class R6	9.2%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.6%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya MidCap Opportunities Portfolio - Class R6	2.9%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.6%
Equity	65.5%

Target Asset Allocations

Value	Value
US Large Blend	31.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	29.0%
Short Duration	9.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISGJX

Voya Solution Balanced Portfolio

92914L378-AR

Class R6: VYRLX

Voya Solution Balanced Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$25	0.24%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap & underweight in high yield were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration & overweight to core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,475	$10,619	$9,946	$10,376
2017	$12,047	$13,164	$10,298	$12,029
2018	$11,278	$11,926	$10,299	$11,344
2019	$13,506	$15,098	$11,197	$13,523
2020	$15,303	$17,551	$12,038	$15,122
2021	$17,467	$20,805	$11,853	$16,842
2022	$14,392	$16,985	$10,311	$14,270
2023	$16,738	$20,756	$10,881	$16,465
2024	$18,877	$24,386	$11,017	$18,231

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	12.78%	6.92%	7.61%
MSCI All Country World Index℠	17.49%	10.06%	10.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.12%
S&P Target Risk Growth Index	10.73%	6.16%	7.18%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Growth Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$189,844,983
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$219,239

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	18.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Duration Bond Fund - Class R6	9.2%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.6%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya MidCap Opportunities Portfolio - Class R6	2.9%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.6%
Equity	65.5%

Target Asset Allocations

Value	Value
US Large Blend	31.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	29.0%
Short Duration	9.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRLX

Voya Solution Balanced Portfolio

92914L212-AR

Class S: ISGKX

Voya Solution Balanced Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$58	0.55%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap & underweight in high yield were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration & overweight to core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,954	$9,764	$10,055	$9,906
2016	$10,583	$10,531	$10,321	$10,577
2017	$12,145	$13,056	$10,687	$12,261
2018	$11,331	$11,827	$10,688	$11,564
2019	$13,537	$14,973	$11,620	$13,784
2020	$15,290	$17,407	$12,493	$15,415
2021	$17,424	$20,634	$12,300	$17,167
2022	$14,305	$16,845	$10,700	$14,546
2023	$16,604	$20,585	$11,291	$16,783
2024	$18,657	$24,185	$11,433	$18,584

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	12.37%	6.63%	6.44%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Growth Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$189,844,983
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$219,239

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	18.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Duration Bond Fund - Class R6	9.2%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.6%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya MidCap Opportunities Portfolio - Class R6	2.9%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.6%
Equity	65.5%

Target Asset Allocations

Value	Value
US Large Blend	31.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	29.0%
Short Duration	9.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISGKX

Voya Solution Balanced Portfolio

92914L360-AR

Class S2: ISGTX

Voya Solution Balanced Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$74	0.70%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap & underweight in high yield were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration & overweight to core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,940	$9,764	$10,055	$9,906
2016	$10,546	$10,531	$10,321	$10,577
2017	$12,090	$13,056	$10,687	$12,261
2018	$11,257	$11,827	$10,688	$11,564
2019	$13,420	$14,973	$11,620	$13,784
2020	$15,140	$17,407	$12,493	$15,415
2021	$17,230	$20,634	$12,300	$17,167
2022	$14,131	$16,845	$10,700	$14,546
2023	$16,369	$20,585	$11,291	$16,783
2024	$18,358	$24,185	$11,433	$18,584

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	12.15%	6.47%	6.26%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Growth Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$189,844,983
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$219,239

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	18.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Duration Bond Fund - Class R6	9.2%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.6%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya MidCap Opportunities Portfolio - Class R6	2.9%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.6%
Equity	65.5%

Target Asset Allocations

Value	Value
US Large Blend	31.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	29.0%
Short Duration	9.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISGTX

Voya Solution Balanced Portfolio

92914L808-AR

Class ADV: ICGAX

Voya Solution Conservative Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$78	0.76%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Conservative Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth, U.S. large cap value & U.S. mid cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Short Duration Bond & Voya Global Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration, emerging market equities & U.S. large cap were the biggest detractors. On an individual holdings level, VY® T. Rowe Price Capital Appreciation, Voya Multi-Manager Mid Cap Value & Voya High Yield Bond were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,924	$9,764	$10,055	$9,894
2016	$10,496	$10,531	$10,321	$10,414
2017	$11,237	$13,056	$10,687	$11,425
2018	$10,969	$11,827	$10,688	$11,113
2019	$12,173	$14,973	$11,620	$12,667
2020	$13,340	$17,407	$12,493	$13,892
2021	$14,042	$20,634	$12,300	$14,586
2022	$12,106	$16,845	$10,700	$12,545
2023	$13,171	$20,585	$11,291	$13,917
2024	$13,971	$24,185	$11,433	$14,834

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	6.08%	2.79%	3.40%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.02%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk® Conservative Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk® Conservative Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$99,285,218
  # of Portfolio Holdings14
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$73,497

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.6%
Voya Short Duration Bond Fund - Class R6	22.3%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	10.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya High Yield Bond Fund - Class R6	6.0%
Voya U.S. Stock Index Portfolio - Class I	5.4%
Schwab U.S. TIPS ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	2.8%
Vanguard Total International Bond ETF	2.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	26.5%
Fixed Income	73.4%

Target Asset Allocations

Value	Value
US Large Blend	11.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	3.0%
International	2.0%
Emerging Markets	0.5%
Core Fixed Income	41.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	22.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICGAX

Voya Solution Conservative Portfolio

92914L840-AR

Class I: ICGIX

Voya Solution Conservative Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Conservative Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth, U.S. large cap value & U.S. mid cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Short Duration Bond & Voya Global Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration, emerging market equities & U.S. large cap were the biggest detractors. On an individual holdings level, VY® T. Rowe Price Capital Appreciation, Voya Multi-Manager Mid Cap Value & Voya High Yield Bond were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,977	$9,764	$10,055	$9,894
2016	$10,600	$10,531	$10,321	$10,414
2017	$11,405	$13,056	$10,687	$11,425
2018	$11,184	$11,827	$10,688	$11,113
2019	$12,487	$14,973	$11,620	$12,667
2020	$13,734	$17,407	$12,493	$13,892
2021	$14,537	$20,634	$12,300	$14,586
2022	$12,595	$16,845	$10,700	$12,545
2023	$13,768	$20,585	$11,291	$13,917
2024	$14,680	$24,185	$11,433	$14,834

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	6.62%	3.29%	3.91%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.02%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk® Conservative Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk® Conservative Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$99,285,218
  # of Portfolio Holdings14
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$73,497

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.6%
Voya Short Duration Bond Fund - Class R6	22.3%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	10.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya High Yield Bond Fund - Class R6	6.0%
Voya U.S. Stock Index Portfolio - Class I	5.4%
Schwab U.S. TIPS ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	2.8%
Vanguard Total International Bond ETF	2.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	26.5%
Fixed Income	73.4%

Target Asset Allocations

Value	Value
US Large Blend	11.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	3.0%
International	2.0%
Emerging Markets	0.5%
Core Fixed Income	41.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	22.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ICGIX

Voya Solution Conservative Portfolio

92914L857-AR

Class R6: VYRPX

Voya Solution Conservative Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$25	0.24%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Conservative Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth, U.S. large cap value & U.S. mid cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Short Duration Bond & Voya Global Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration, emerging market equities & U.S. large cap were the biggest detractors. On an individual holdings level, VY® T. Rowe Price Capital Appreciation, Voya Multi-Manager Mid Cap Value & Voya High Yield Bond were the key detractors.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,257	$10,619	$9,946	$10,192
2017	$11,036	$13,164	$10,298	$11,181
2018	$10,822	$11,926	$10,299	$10,875
2019	$12,083	$15,098	$11,197	$12,397
2020	$13,302	$17,551	$12,038	$13,596
2021	$14,070	$20,805	$11,853	$14,274
2022	$12,193	$16,985	$10,311	$12,277
2023	$13,322	$20,756	$10,881	$13,620
2024	$14,217	$24,386	$11,017	$14,517

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	6.72%	3.31%	4.14%
MSCI All Country World Index℠	17.49%	10.06%	10.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.12%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.40%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk® Conservative Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk® Conservative Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$99,285,218
  # of Portfolio Holdings14
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$73,497

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.6%
Voya Short Duration Bond Fund - Class R6	22.3%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	10.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya High Yield Bond Fund - Class R6	6.0%
Voya U.S. Stock Index Portfolio - Class I	5.4%
Schwab U.S. TIPS ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	2.8%
Vanguard Total International Bond ETF	2.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	26.5%
Fixed Income	73.4%

Target Asset Allocations

Value	Value
US Large Blend	11.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	3.0%
International	2.0%
Emerging Markets	0.5%
Core Fixed Income	41.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	22.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRPX

Voya Solution Conservative Portfolio

92914L196-AR

Class S: ICGSX

Voya Solution Conservative Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$52	0.51%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Conservative Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth, U.S. large cap value & U.S. mid cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Short Duration Bond & Voya Global Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration, emerging market equities & U.S. large cap were the biggest detractors. On an individual holdings level, VY® T. Rowe Price Capital Appreciation, Voya Multi-Manager Mid Cap Value & Voya High Yield Bond were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,952	$9,764	$10,055	$9,894
2016	$10,553	$10,531	$10,321	$10,414
2017	$11,324	$13,056	$10,687	$11,425
2018	$11,082	$11,827	$10,688	$11,113
2019	$12,335	$14,973	$11,620	$12,667
2020	$13,548	$17,407	$12,493	$13,892
2021	$14,296	$20,634	$12,300	$14,586
2022	$12,351	$16,845	$10,700	$12,545
2023	$13,478	$20,585	$11,291	$13,917
2024	$14,317	$24,185	$11,433	$14,834

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	6.22%	3.02%	3.65%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.02%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk® Conservative Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk® Conservative Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$99,285,218
  # of Portfolio Holdings14
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$73,497

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.6%
Voya Short Duration Bond Fund - Class R6	22.3%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	10.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya High Yield Bond Fund - Class R6	6.0%
Voya U.S. Stock Index Portfolio - Class I	5.4%
Schwab U.S. TIPS ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	2.8%
Vanguard Total International Bond ETF	2.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	26.5%
Fixed Income	73.4%

Target Asset Allocations

Value	Value
US Large Blend	11.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	3.0%
International	2.0%
Emerging Markets	0.5%
Core Fixed Income	41.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	22.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ICGSX

Voya Solution Conservative Portfolio

92914L873-AR

Class S2: ICGTX

Voya Solution Conservative Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$68	0.66%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Conservative Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth, U.S. large cap value & U.S. mid cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Short Duration Bond & Voya Global Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration, emerging market equities & U.S. large cap were the biggest detractors. On an individual holdings level, VY® T. Rowe Price Capital Appreciation, Voya Multi-Manager Mid Cap Value & Voya High Yield Bond were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,933	$9,764	$10,055	$9,894
2016	$10,519	$10,531	$10,321	$10,414
2017	$11,277	$13,056	$10,687	$11,425
2018	$11,013	$11,827	$10,688	$11,113
2019	$12,248	$14,973	$11,620	$12,667
2020	$13,434	$17,407	$12,493	$13,892
2021	$14,152	$20,634	$12,300	$14,586
2022	$12,207	$16,845	$10,700	$12,545
2023	$13,290	$20,585	$11,291	$13,917
2024	$14,119	$24,185	$11,433	$14,834

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	6.24%	2.88%	3.51%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.02%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk® Conservative Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk® Conservative Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$99,285,218
  # of Portfolio Holdings14
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$73,497

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.6%
Voya Short Duration Bond Fund - Class R6	22.3%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	10.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya High Yield Bond Fund - Class R6	6.0%
Voya U.S. Stock Index Portfolio - Class I	5.4%
Schwab U.S. TIPS ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	2.8%
Vanguard Total International Bond ETF	2.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	26.5%
Fixed Income	73.4%

Target Asset Allocations

Value	Value
US Large Blend	11.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	3.0%
International	2.0%
Emerging Markets	0.5%
Core Fixed Income	41.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	22.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ICGTX

Voya Solution Conservative Portfolio

92914L881-AR

Class ADV: ISWAX

Voya Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.76%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield, core fixed income & overweight to U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth Fund & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration & U.S. TIPS & underweight in U.S. large cap & emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,970	$9,764	$10,055	$9,982	$10,048	$9,919
2016	$10,395	$10,531	$10,321	$10,482	$11,328	$10,018
2017	$11,346	$13,056	$10,687	$11,377	$13,722	$12,526
2018	$10,966	$11,827	$10,688	$11,088	$13,003	$10,798
2019	$12,378	$14,973	$11,620	$12,566	$17,036	$13,175
2020	$13,815	$17,407	$12,493	$13,673	$20,595	$14,205
2021	$14,666	$20,634	$12,300	$14,372	$25,880	$15,805
2022	$12,419	$16,845	$10,700	$12,767	$20,908	$13,521
2023	$13,720	$20,585	$11,291	$14,088	$26,335	$15,987
2024	$14,528	$24,185	$11,433	$15,009	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	5.90%	3.26%	3.81%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$148,310,211
  # of Portfolio Holdings18
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$318,947

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Schwab U.S. TIPS ETF	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya U.S. Stock Index Portfolio - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	4.4%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	36.6%
Fixed Income	63.3%

Target Asset Allocations

Value	Value
US Large Blend	11.5%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	40.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISWAX

Voya Solution Income Portfolio

92914H302-AR

Class I: ISWIX

Voya Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield, core fixed income & overweight to U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth Fund & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration & U.S. TIPS & underweight in U.S. large cap & emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,020	$9,764	$10,055	$9,982	$10,048	$9,919
2016	$10,499	$10,531	$10,321	$10,482	$11,328	$10,018
2017	$11,513	$13,056	$10,687	$11,377	$13,722	$12,526
2018	$11,190	$11,827	$10,688	$11,088	$13,003	$10,798
2019	$12,687	$14,973	$11,620	$12,566	$17,036	$13,175
2020	$14,232	$17,407	$12,493	$13,673	$20,595	$14,205
2021	$15,184	$20,634	$12,300	$14,372	$25,880	$15,805
2022	$12,934	$16,845	$10,700	$12,767	$20,908	$13,521
2023	$14,345	$20,585	$11,291	$14,088	$26,335	$15,987
2024	$15,273	$24,185	$11,433	$15,009	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	6.47%	3.78%	4.33%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$148,310,211
  # of Portfolio Holdings18
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$318,947

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Schwab U.S. TIPS ETF	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya U.S. Stock Index Portfolio - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	4.4%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	36.6%
Fixed Income	63.3%

Target Asset Allocations

Value	Value
US Large Blend	11.5%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	40.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISWIX

Voya Solution Income Portfolio

92914H104-AR

Class S: ISWSX

Voya Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.51%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield, core fixed income & overweight to U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth Fund & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration & U.S. TIPS & underweight in U.S. large cap & emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,010	$9,764	$10,055	$9,982	$10,048	$9,919
2016	$10,457	$10,531	$10,321	$10,482	$11,328	$10,018
2017	$11,440	$13,056	$10,687	$11,377	$13,722	$12,526
2018	$11,082	$11,827	$10,688	$11,088	$13,003	$10,798
2019	$12,536	$14,973	$11,620	$12,566	$17,036	$13,175
2020	$14,034	$17,407	$12,493	$13,673	$20,595	$14,205
2021	$14,928	$20,634	$12,300	$14,372	$25,880	$15,805
2022	$12,688	$16,845	$10,700	$12,767	$20,908	$13,521
2023	$14,029	$20,585	$11,291	$14,088	$26,335	$15,987
2024	$14,904	$24,185	$11,433	$15,009	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	6.23%	3.52%	4.07%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$148,310,211
  # of Portfolio Holdings18
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$318,947

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Schwab U.S. TIPS ETF	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya U.S. Stock Index Portfolio - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	4.4%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	36.6%
Fixed Income	63.3%

Target Asset Allocations

Value	Value
US Large Blend	11.5%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	40.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISWSX

Voya Solution Income Portfolio

92914H203-AR

Class S2: IJKBX

Voya Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$68	0.66%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield, core fixed income & overweight to U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth Fund & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration & U.S. TIPS & underweight in U.S. large cap & emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,987	$9,764	$10,055	$9,982	$10,048	$9,919
2016	$10,415	$10,531	$10,321	$10,482	$11,328	$10,018
2017	$11,376	$13,056	$10,687	$11,377	$13,722	$12,526
2018	$11,011	$11,827	$10,688	$11,088	$13,003	$10,798
2019	$12,438	$14,973	$11,620	$12,566	$17,036	$13,175
2020	$13,898	$17,407	$12,493	$13,673	$20,595	$14,205
2021	$14,767	$20,634	$12,300	$14,372	$25,880	$15,805
2022	$12,526	$16,845	$10,700	$12,767	$20,908	$13,521
2023	$13,837	$20,585	$11,291	$14,088	$26,335	$15,987
2024	$14,676	$24,185	$11,433	$15,009	$32,605	$16,598

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	6.06%	3.36%	3.91%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$148,310,211
  # of Portfolio Holdings18
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$318,947

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Schwab U.S. TIPS ETF	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya U.S. Stock Index Portfolio - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	4.4%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	36.6%
Fixed Income	63.3%

Target Asset Allocations

Value	Value
US Large Blend	11.5%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	40.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJKBX

Voya Solution Income Portfolio

92914L634-AR

Class ADV: IAGAX

Voya Solution Moderately Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.74%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive®Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Portfolio’s overweight to U.S. large cap growth & underweight in high yield & emerging market equities were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Portfolio’s underweight in duration & U.S. large cap, as well as overweight to core fixed income & U.S. mid cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Emerging Markets Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,858	$9,764	$10,055	$9,921
2016	$10,449	$10,531	$10,321	$10,686
2017	$12,318	$13,056	$10,687	$12,830
2018	$11,155	$11,827	$10,688	$11,848
2019	$13,645	$14,973	$11,620	$14,548
2020	$15,500	$17,407	$12,493	$16,453
2021	$18,115	$20,634	$12,300	$19,022
2022	$14,671	$16,845	$10,700	$15,954
2023	$17,344	$20,585	$11,291	$18,890
2024	$19,866	$24,185	$11,433	$21,439

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.54%	7.80%	7.11%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Aggressive® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$464,146,108
  # of Portfolio Holdings17
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$920,474

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	30.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Voya Intermediate Bond Fund - Class R6	9.2%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.8%
Voya Short Duration Bond Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.4%
Equity	82.6%

Target Asset Allocations

Value	Value
US Large Blend	36.3%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	10.0%
US Small Cap	4.7%
International	9.5%
Emerging Markets	2.5%
Core Fixed Income	17.0%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAGAX

Voya Solution Moderately Aggressive Portfolio

92914L790-AR

Class I: IAGIX

Voya Solution Moderately Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$25	0.24%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive®Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Portfolio’s overweight to U.S. large cap growth & underweight in high yield & emerging market equities were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Portfolio’s underweight in duration & U.S. large cap, as well as overweight to core fixed income & U.S. mid cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Emerging Markets Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,915	$9,764	$10,055	$9,921
2016	$10,550	$10,531	$10,321	$10,686
2017	$12,501	$13,056	$10,687	$12,830
2018	$11,374	$11,827	$10,688	$11,848
2019	$13,989	$14,973	$11,620	$14,548
2020	$15,980	$17,407	$12,493	$16,453
2021	$18,764	$20,634	$12,300	$19,022
2022	$15,273	$16,845	$10,700	$15,954
2023	$18,152	$20,585	$11,291	$18,890
2024	$20,900	$24,185	$11,433	$21,439

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	15.14%	8.36%	7.65%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Aggressive® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$464,146,108
  # of Portfolio Holdings17
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$920,474

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	30.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Voya Intermediate Bond Fund - Class R6	9.2%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.8%
Voya Short Duration Bond Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.4%
Equity	82.6%

Target Asset Allocations

Value	Value
US Large Blend	36.3%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	10.0%
US Small Cap	4.7%
International	9.5%
Emerging Markets	2.5%
Core Fixed Income	17.0%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IAGIX

Voya Solution Moderately Aggressive Portfolio

92914L816-AR

Class R6: VYROX

Voya Solution Moderately Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$25	0.23%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive®Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Portfolio’s overweight to U.S. large cap growth & underweight in high yield & emerging market equities were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Portfolio’s underweight in duration & U.S. large cap, as well as overweight to core fixed income & U.S. mid cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Emerging Markets Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,521	$10,619	$9,946	$10,499
2017	$12,469	$13,164	$10,298	$12,605
2018	$11,354	$11,926	$10,299	$11,641
2019	$13,955	$15,098	$11,197	$14,294
2020	$15,942	$17,551	$12,038	$16,165
2021	$18,722	$20,805	$11,853	$18,690
2022	$15,238	$16,985	$10,311	$15,675
2023	$18,098	$20,756	$10,881	$18,559
2024	$20,843	$24,386	$11,017	$21,064

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	15.16%	8.35%	8.84%
MSCI All Country World Index℠	17.49%	10.06%	10.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.12%
S&P Target Risk Aggressive® Index	13.50%	8.06%	8.98%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Aggressive® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$464,146,108
  # of Portfolio Holdings17
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$920,474

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	30.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Voya Intermediate Bond Fund - Class R6	9.2%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.8%
Voya Short Duration Bond Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.4%
Equity	82.6%

Target Asset Allocations

Value	Value
US Large Blend	36.3%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	10.0%
US Small Cap	4.7%
International	9.5%
Emerging Markets	2.5%
Core Fixed Income	17.0%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYROX

Voya Solution Moderately Aggressive Portfolio

92914L188-AR

Class S: IAGSX

Voya Solution Moderately Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$52	0.49%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive®Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Portfolio’s overweight to U.S. large cap growth & underweight in high yield & emerging market equities were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Portfolio’s underweight in duration & U.S. large cap, as well as overweight to core fixed income & U.S. mid cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Emerging Markets Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,885	$9,764	$10,055	$9,921
2016	$10,495	$10,531	$10,321	$10,686
2017	$12,407	$13,056	$10,687	$12,830
2018	$11,265	$11,827	$10,688	$11,848
2019	$13,812	$14,973	$11,620	$14,548
2020	$15,734	$17,407	$12,493	$16,453
2021	$18,433	$20,634	$12,300	$19,022
2022	$14,955	$16,845	$10,700	$15,954
2023	$17,739	$20,585	$11,291	$18,890
2024	$20,367	$24,185	$11,433	$21,439

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.82%	8.08%	7.37%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Aggressive® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$464,146,108
  # of Portfolio Holdings17
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$920,474

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	30.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Voya Intermediate Bond Fund - Class R6	9.2%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.8%
Voya Short Duration Bond Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.4%
Equity	82.6%

Target Asset Allocations

Value	Value
US Large Blend	36.3%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	10.0%
US Small Cap	4.7%
International	9.5%
Emerging Markets	2.5%
Core Fixed Income	17.0%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IAGSX

Voya Solution Moderately Aggressive Portfolio

92914L824-AR

Class S2: IAGTX

Voya Solution Moderately Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$68	0.64%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive®Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Portfolio’s overweight to U.S. large cap growth & underweight in high yield & emerging market equities were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Portfolio’s underweight in duration & U.S. large cap, as well as overweight to core fixed income & U.S. mid cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Emerging Markets Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,879	$9,764	$10,055	$9,921
2016	$10,468	$10,531	$10,321	$10,686
2017	$12,357	$13,056	$10,687	$12,830
2018	$11,207	$11,827	$10,688	$11,848
2019	$13,727	$14,973	$11,620	$14,548
2020	$15,607	$17,407	$12,493	$16,453
2021	$18,259	$20,634	$12,300	$19,022
2022	$14,793	$16,845	$10,700	$15,954
2023	$17,518	$20,585	$11,291	$18,890
2024	$20,080	$24,185	$11,433	$21,439

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.63%	7.90%	7.22%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Risk Aggressive® Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$464,146,108
  # of Portfolio Holdings17
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$920,474

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	30.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Voya Intermediate Bond Fund - Class R6	9.2%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.8%
Voya Short Duration Bond Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.4%
Equity	82.6%

Target Asset Allocations

Value	Value
US Large Blend	36.3%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	10.0%
US Small Cap	4.7%
International	9.5%
Emerging Markets	2.5%
Core Fixed Income	17.0%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IAGTX

Voya Solution Moderately Aggressive Portfolio

92914L832-AR

Class ADV: IASAX

VY® American Century Small-Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$141	1.35%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2500TM Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Top sector contributors to performance were financials, energy & materials. Stock selection in financials aided performance, driven primarily by selection & an overweight in the insurance industry. Beneficial selection in the energy & materials sectors also contributed. At a regional level, allocation among Brazilian names contributed to performance. Individual contributors included The Bank of New York Mellon, Allstate Corp. & Coherent.

↓ Top detractors from performance: Consumer staples, consumer discretionary & health care were top detractors. Interaction in consumer staples weighed on performance. Stock picks in consumer discretionary hurt results, while allocation in the health care sector also dampened performance. At a regional level, selection among stocks in the U.S. made the country the bottom contributing country during the year. Individual detractors included Dollar Tree & Zimmer Biomet Holdings.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,803	$10,048	$9,451	$9,333
2016	$12,126	$11,328	$11,833	$12,256
2017	$13,447	$13,722	$13,059	$13,667
2018	$11,499	$13,003	$11,444	$11,939
2019	$14,968	$17,036	$14,141	$14,869
2020	$15,470	$20,595	$14,831	$15,245
2021	$19,637	$25,880	$18,951	$19,964
2022	$18,488	$20,908	$16,472	$17,760
2023	$20,064	$26,335	$19,105	$20,404
2024	$21,611	$32,605	$21,203	$21,947

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	7.71%	7.62%	8.01%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500™ Value Index	10.98%	8.44%	7.81%
S&P SmallCap 600® Value Index	7.56%	8.10%	8.18%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2500TM Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2500TM Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$296,945,495
  # of Portfolio Holdings213
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$1,941,161

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Graphic Packaging Holding Co.	1.5%
Beacon Roofing Supply, Inc.	1.4%
Henry Schein, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Conagra Brands, Inc.	1.3%
Edison International	1.2%
US Bancorp	1.2%
Truist Financial Corp.	1.2%
Willis Towers Watson PLC	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	3.1%
Preferred Stock	0.5%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	20.3%
Industrials	15.0%
Health Care	13.5%
Consumer Staples	8.7%
Real Estate	7.8%
Utilities	7.7%
Energy	7.3%
Information Technology	6.7%
Consumer Discretionary	5.8%
Materials	3.6%
Communication Services	1.7%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IASAX

VY® American Century Small-Mid Cap Value Portfolio

92914K578-AR

Class I: IACIX

VY® American Century Small-Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$89	0.85%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2500TM Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Top sector contributors to performance were financials, energy & materials. Stock selection in financials aided performance, driven primarily by selection & an overweight in the insurance industry. Beneficial selection in the energy & materials sectors also contributed. At a regional level, allocation among Brazilian names contributed to performance. Individual contributors included The Bank of New York Mellon, Allstate Corp. & Coherent.

↓ Top detractors from performance: Consumer staples, consumer discretionary & health care were top detractors. Interaction in consumer staples weighed on performance. Stock picks in consumer discretionary hurt results, while allocation in the health care sector also dampened performance. At a regional level, selection among stocks in the U.S. made the country the bottom contributing country during the year. Individual detractors included Dollar Tree & Zimmer Biomet Holdings.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,846	$10,048	$9,451	$9,333
2016	$12,246	$11,328	$11,833	$12,256
2017	$13,648	$13,722	$13,059	$13,667
2018	$11,717	$13,003	$11,444	$11,939
2019	$15,345	$17,036	$14,141	$14,869
2020	$15,934	$20,595	$14,831	$15,245
2021	$20,326	$25,880	$18,951	$19,964
2022	$19,233	$20,908	$16,472	$17,760
2023	$20,981	$26,335	$19,105	$20,404
2024	$22,702	$32,605	$21,203	$21,947

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.20%	8.15%	8.54%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500™ Value Index	10.98%	8.44%	7.81%
S&P SmallCap 600® Value Index	7.56%	8.10%	8.18%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2500TM Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2500TM Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$296,945,495
  # of Portfolio Holdings213
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$1,941,161

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Graphic Packaging Holding Co.	1.5%
Beacon Roofing Supply, Inc.	1.4%
Henry Schein, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Conagra Brands, Inc.	1.3%
Edison International	1.2%
US Bancorp	1.2%
Truist Financial Corp.	1.2%
Willis Towers Watson PLC	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	3.1%
Preferred Stock	0.5%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	20.3%
Industrials	15.0%
Health Care	13.5%
Consumer Staples	8.7%
Real Estate	7.8%
Utilities	7.7%
Energy	7.3%
Information Technology	6.7%
Consumer Discretionary	5.8%
Materials	3.6%
Communication Services	1.7%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IACIX

VY® American Century Small-Mid Cap Value Portfolio

92914K552-AR

Class S: IASSX

VY® American Century Small-Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$115	1.10%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2500TM Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Top sector contributors to performance were financials, energy & materials. Stock selection in financials aided performance, driven primarily by selection & an overweight in the insurance industry. Beneficial selection in the energy & materials sectors also contributed. At a regional level, allocation among Brazilian names contributed to performance. Individual contributors included The Bank of New York Mellon, Allstate Corp. & Coherent.

↓ Top detractors from performance: Consumer staples, consumer discretionary & health care were top detractors. Interaction in consumer staples weighed on performance. Stock picks in consumer discretionary hurt results, while allocation in the health care sector also dampened performance. At a regional level, selection among stocks in the U.S. made the country the bottom contributing country during the year. Individual detractors included Dollar Tree & Zimmer Biomet Holdings.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,826	$10,048	$9,451	$9,333
2016	$12,190	$11,328	$11,833	$12,256
2017	$13,545	$13,722	$13,059	$13,667
2018	$11,603	$13,003	$11,444	$11,939
2019	$15,161	$17,036	$14,141	$14,869
2020	$15,694	$20,595	$14,831	$15,245
2021	$19,979	$25,880	$18,951	$19,964
2022	$18,861	$20,908	$16,472	$17,760
2023	$20,514	$26,335	$19,105	$20,404
2024	$22,159	$32,605	$21,203	$21,947

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	8.02%	7.89%	8.28%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500™ Value Index	10.98%	8.44%	7.81%
S&P SmallCap 600® Value Index	7.56%	8.10%	8.18%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2500TM Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2500TM Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$296,945,495
  # of Portfolio Holdings213
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$1,941,161

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Graphic Packaging Holding Co.	1.5%
Beacon Roofing Supply, Inc.	1.4%
Henry Schein, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Conagra Brands, Inc.	1.3%
Edison International	1.2%
US Bancorp	1.2%
Truist Financial Corp.	1.2%
Willis Towers Watson PLC	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	3.1%
Preferred Stock	0.5%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	20.3%
Industrials	15.0%
Health Care	13.5%
Consumer Staples	8.7%
Real Estate	7.8%
Utilities	7.7%
Energy	7.3%
Information Technology	6.7%
Consumer Discretionary	5.8%
Materials	3.6%
Communication Services	1.7%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IASSX

VY® American Century Small-Mid Cap Value Portfolio

92914K560-AR

Class S2: ISMSX

VY® American Century Small-Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$130	1.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2500TM Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Top sector contributors to performance were financials, energy & materials. Stock selection in financials aided performance, driven primarily by selection & an overweight in the insurance industry. Beneficial selection in the energy & materials sectors also contributed. At a regional level, allocation among Brazilian names contributed to performance. Individual contributors included The Bank of New York Mellon, Allstate Corp. & Coherent.

↓ Top detractors from performance: Consumer staples, consumer discretionary & health care were top detractors. Interaction in consumer staples weighed on performance. Stock picks in consumer discretionary hurt results, while allocation in the health care sector also dampened performance. At a regional level, selection among stocks in the U.S. made the country the bottom contributing country during the year. Individual detractors included Dollar Tree & Zimmer Biomet Holdings.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,809	$10,048	$9,451	$9,333
2016	$12,155	$11,328	$11,833	$12,256
2017	$13,487	$13,722	$13,059	$13,667
2018	$11,534	$13,003	$11,444	$11,939
2019	$15,043	$17,036	$14,141	$14,869
2020	$15,554	$20,595	$14,831	$15,245
2021	$19,771	$25,880	$18,951	$19,964
2022	$18,631	$20,908	$16,472	$17,760
2023	$20,232	$26,335	$19,105	$20,404
2024	$21,811	$32,605	$21,203	$21,947

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	7.81%	7.71%	8.11%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500™ Value Index	10.98%	8.44%	7.81%
S&P SmallCap 600® Value Index	7.56%	8.10%	8.18%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2500TM Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2500TM Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$296,945,495
  # of Portfolio Holdings213
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$1,941,161

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Graphic Packaging Holding Co.	1.5%
Beacon Roofing Supply, Inc.	1.4%
Henry Schein, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Conagra Brands, Inc.	1.3%
Edison International	1.2%
US Bancorp	1.2%
Truist Financial Corp.	1.2%
Willis Towers Watson PLC	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	3.1%
Preferred Stock	0.5%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	20.3%
Industrials	15.0%
Health Care	13.5%
Consumer Staples	8.7%
Real Estate	7.8%
Utilities	7.7%
Energy	7.3%
Information Technology	6.7%
Consumer Discretionary	5.8%
Materials	3.6%
Communication Services	1.7%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISMSX

VY® American Century Small-Mid Cap Value Portfolio

92914L428-AR

Class ADV: IBSAX

VY® Baron Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$153	1.50%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Growth Index primarily due to unfavorable stock selection & underexposure to the beta, momentum, and residual volatility factors.

↑ Top contributors to performance: At a sector level, financials, information technology, & consumer discretionary contributed to performance. Individual contributors included Arch Capital Group Ltd., Kinsale Capital Group, Inc., & Choice Hotels International, Inc.

↓ Top detractors from performance: At a sector level, health care, communication services, & real estate detracted from results. Stock selection in IT was responsible for a third of the relative underperformance, exacerbated by lack of exposure to Super Micro Computer, Inc. and MicroStrategy Incorporated. Individual detractors included CoStar Group, Inc., Iridium Communications Inc., & IDEXX Laboratories, Inc.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,473	$10,048	$9,862	$9,981
2016	$9,953	$11,328	$10,978	$10,952
2017	$12,726	$13,722	$13,412	$13,631
2018	$12,453	$13,003	$12,164	$12,613
2019	$17,214	$17,036	$15,628	$16,731
2020	$22,876	$20,595	$21,040	$23,502
2021	$27,484	$25,880	$21,635	$24,686
2022	$20,915	$20,908	$15,932	$18,216
2023	$23,961	$26,335	$18,905	$21,664
2024	$25,005	$32,605	$21,770	$24,675

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	4.36%	7.75%	9.60%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 2500™ Growth Index	13.90%	8.08%	9.45%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$437,625,600
  # of Portfolio Holdings38
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid$3,878,104

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	10.6%
Gartner, Inc.	9.3%
Arch Capital Group Ltd.	7.4%
Choice Hotels International, Inc.	6.5%
Kinsale Capital Group, Inc.	6.4%
Vail Resorts, Inc.	5.7%
CoStar Group, Inc.	5.5%
Primerica, Inc.	5.3%
FactSet Research Systems, Inc.	4.3%
ANSYS, Inc.	3.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Common Stock	100.0%

Sector Allocation

Value	Value
Financials	42.3%
Information Technology	18.2%
Consumer Discretionary	16.9%
Health Care	9.9%
Industrials	6.6%
Real Estate	4.4%
Communication Services	1.7%
Short-Term Investments	0.0%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IBSAX

VY® Baron Growth Portfolio

92914K610-AR

Class I: IBGIX

VY® Baron Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$102	1.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Growth Index primarily due to unfavorable stock selection & underexposure to the beta, momentum, and residual volatility factors.

↑ Top contributors to performance: At a sector level, financials, information technology, & consumer discretionary contributed to performance. Individual contributors included Arch Capital Group Ltd., Kinsale Capital Group, Inc., & Choice Hotels International, Inc.

↓ Top detractors from performance: At a sector level, health care, communication services, & real estate detracted from results. Stock selection in IT was responsible for a third of the relative underperformance, exacerbated by lack of exposure to Super Micro Computer, Inc. and MicroStrategy Incorporated. Individual detractors included CoStar Group, Inc., Iridium Communications Inc., & IDEXX Laboratories, Inc.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,525	$10,048	$9,862	$9,981
2016	$10,055	$11,328	$10,978	$10,952
2017	$12,923	$13,722	$13,412	$13,631
2018	$12,707	$13,003	$12,164	$12,613
2019	$17,658	$17,036	$15,628	$16,731
2020	$23,581	$20,595	$21,040	$23,502
2021	$28,469	$25,880	$21,635	$24,686
2022	$21,778	$20,908	$15,932	$18,216
2023	$25,066	$26,335	$18,905	$21,664
2024	$26,292	$32,605	$21,770	$24,675

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	4.89%	8.29%	10.15%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 2500™ Growth Index	13.90%	8.08%	9.45%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$437,625,600
  # of Portfolio Holdings38
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid$3,878,104

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	10.6%
Gartner, Inc.	9.3%
Arch Capital Group Ltd.	7.4%
Choice Hotels International, Inc.	6.5%
Kinsale Capital Group, Inc.	6.4%
Vail Resorts, Inc.	5.7%
CoStar Group, Inc.	5.5%
Primerica, Inc.	5.3%
FactSet Research Systems, Inc.	4.3%
ANSYS, Inc.	3.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Common Stock	100.0%

Sector Allocation

Value	Value
Financials	42.3%
Information Technology	18.2%
Consumer Discretionary	16.9%
Health Care	9.9%
Industrials	6.6%
Real Estate	4.4%
Communication Services	1.7%
Short-Term Investments	0.0%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IBGIX

VY® Baron Growth Portfolio

92914K586-AR

Class R6: VYRBX

VY® Baron Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$101	0.98%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Growth Index primarily due to unfavorable stock selection & underexposure to the beta, momentum, and residual volatility factors.

↑ Top contributors to performance: At a sector level, financials, information technology, & consumer discretionary contributed to performance. Individual contributors included Arch Capital Group Ltd., Kinsale Capital Group, Inc., & Choice Hotels International, Inc.

↓ Top detractors from performance: At a sector level, health care, communication services, & real estate detracted from results. Stock selection in IT was responsible for a third of the relative underperformance, exacerbated by lack of exposure to Super Micro Computer, Inc. and MicroStrategy Incorporated. Individual detractors included CoStar Group, Inc., Iridium Communications Inc., & IDEXX Laboratories, Inc.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
5/3/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,410	$11,120	$11,657	$11,228
2017	$13,378	$13,470	$14,241	$13,974
2018	$13,158	$12,764	$12,915	$12,930
2019	$18,282	$16,723	$16,594	$17,152
2020	$24,417	$20,217	$22,340	$24,094
2021	$29,482	$25,404	$22,972	$25,308
2022	$22,552	$20,524	$16,917	$18,675
2023	$25,962	$25,852	$20,073	$22,210
2024	$27,239	$32,006	$23,115	$25,297

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	4.92%	8.30%	12.26%
Russell 3000® Index	23.81%	13.86%	14.38%
Russell 2000® Growth Index	15.15%	6.86%	10.16%
Russell 2500™ Growth Index	13.90%	8.08%	11.32%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$437,625,600
  # of Portfolio Holdings38
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid$3,878,104

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	10.6%
Gartner, Inc.	9.3%
Arch Capital Group Ltd.	7.4%
Choice Hotels International, Inc.	6.5%
Kinsale Capital Group, Inc.	6.4%
Vail Resorts, Inc.	5.7%
CoStar Group, Inc.	5.5%
Primerica, Inc.	5.3%
FactSet Research Systems, Inc.	4.3%
ANSYS, Inc.	3.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Common Stock	100.0%

Sector Allocation

Value	Value
Financials	42.3%
Information Technology	18.2%
Consumer Discretionary	16.9%
Health Care	9.9%
Industrials	6.6%
Real Estate	4.4%
Communication Services	1.7%
Short-Term Investments	0.0%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRBX

VY® Baron Growth Portfolio

92915V102-AR

Class S: IBSSX

VY® Baron Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$127	1.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Growth Index primarily due to unfavorable stock selection & underexposure to the beta, momentum, and residual volatility factors.

↑ Top contributors to performance: At a sector level, financials, information technology, & consumer discretionary contributed to performance. Individual contributors included Arch Capital Group Ltd., Kinsale Capital Group, Inc., & Choice Hotels International, Inc.

↓ Top detractors from performance: At a sector level, health care, communication services, & real estate detracted from results. Stock selection in IT was responsible for a third of the relative underperformance, exacerbated by lack of exposure to Super Micro Computer, Inc. and MicroStrategy Incorporated. Individual detractors included CoStar Group, Inc., Iridium Communications Inc., & IDEXX Laboratories, Inc.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,497	$10,048	$9,862	$9,981
2016	$10,003	$11,328	$10,978	$10,952
2017	$12,825	$13,722	$13,412	$13,631
2018	$12,582	$13,003	$12,164	$12,613
2019	$17,428	$17,036	$15,628	$16,731
2020	$23,224	$20,595	$21,040	$23,502
2021	$27,970	$25,880	$21,635	$24,686
2022	$21,343	$20,908	$15,932	$18,216
2023	$24,502	$26,335	$18,905	$21,664
2024	$25,644	$32,605	$21,770	$24,675

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	4.66%	8.03%	9.87%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 2500™ Growth Index	13.90%	8.08%	9.45%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$437,625,600
  # of Portfolio Holdings38
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid$3,878,104

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	10.6%
Gartner, Inc.	9.3%
Arch Capital Group Ltd.	7.4%
Choice Hotels International, Inc.	6.5%
Kinsale Capital Group, Inc.	6.4%
Vail Resorts, Inc.	5.7%
CoStar Group, Inc.	5.5%
Primerica, Inc.	5.3%
FactSet Research Systems, Inc.	4.3%
ANSYS, Inc.	3.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Common Stock	100.0%

Sector Allocation

Value	Value
Financials	42.3%
Information Technology	18.2%
Consumer Discretionary	16.9%
Health Care	9.9%
Industrials	6.6%
Real Estate	4.4%
Communication Services	1.7%
Short-Term Investments	0.0%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IBSSX

VY® Baron Growth Portfolio

92914K594-AR

Class S2: IBCGX

VY® Baron Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$143	1.40%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Growth Index primarily due to unfavorable stock selection & underexposure to the beta, momentum, and residual volatility factors.

↑ Top contributors to performance: At a sector level, financials, information technology, & consumer discretionary contributed to performance. Individual contributors included Arch Capital Group Ltd., Kinsale Capital Group, Inc., & Choice Hotels International, Inc.

↓ Top detractors from performance: At a sector level, health care, communication services, & real estate detracted from results. Stock selection in IT was responsible for a third of the relative underperformance, exacerbated by lack of exposure to Super Micro Computer, Inc. and MicroStrategy Incorporated. Individual detractors included CoStar Group, Inc., Iridium Communications Inc., & IDEXX Laboratories, Inc.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,483	$10,048	$9,862	$9,981
2016	$9,973	$11,328	$10,978	$10,952
2017	$12,767	$13,722	$13,412	$13,631
2018	$12,505	$13,003	$12,164	$12,613
2019	$17,302	$17,036	$15,628	$16,731
2020	$23,012	$20,595	$21,040	$23,502
2021	$27,672	$25,880	$21,635	$24,686
2022	$21,089	$20,908	$15,932	$18,216
2023	$24,179	$26,335	$18,905	$21,664
2024	$25,260	$32,605	$21,770	$24,675

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	4.47%	7.86%	9.71%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 2500™ Growth Index	13.90%	8.08%	9.45%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$437,625,600
  # of Portfolio Holdings38
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid$3,878,104

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	10.6%
Gartner, Inc.	9.3%
Arch Capital Group Ltd.	7.4%
Choice Hotels International, Inc.	6.5%
Kinsale Capital Group, Inc.	6.4%
Vail Resorts, Inc.	5.7%
CoStar Group, Inc.	5.5%
Primerica, Inc.	5.3%
FactSet Research Systems, Inc.	4.3%
ANSYS, Inc.	3.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Common Stock	100.0%

Sector Allocation

Value	Value
Financials	42.3%
Information Technology	18.2%
Consumer Discretionary	16.9%
Health Care	9.9%
Industrials	6.6%
Real Estate	4.4%
Communication Services	1.7%
Short-Term Investments	0.0%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IBCGX

VY® Baron Growth Portfolio

92914L410-AR

Class ADV: ISBAX

VY® Columbia Contrarian Core Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$134	1.21%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Index.

↑ Top contributors to performance: Selections in the consumer discretionary, industrials, & materials sectors boosted relative results. Larger allocations to communication services & smaller allocations to real estate & materials buoyed relative results during the annual period. Individual relative contributors included Nvidia, Tapestry, Boeing, eBay & United Airlines.

↓ Top detractors from performance: Selections in the communication services, health care, & consumer staples sectors hurt relative results. Also, larger weightings to information technology & smaller weightings to consumer staples & utilities modestly detracted from relative results. Top relative individual detractors included Elevance Health, Coty, BioMarin Pharmaceutical, Nike, & United Parcel Service.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000
2015	$10,275	$10,048	$10,092
2016	$11,109	$11,328	$11,308
2017	$13,477	$13,722	$13,761
2018	$12,234	$13,003	$13,103
2019	$16,199	$17,036	$17,221
2020	$19,637	$20,595	$20,831
2021	$24,275	$25,880	$26,341
2022	$19,700	$20,908	$21,302
2023	$25,877	$26,335	$26,953
2024	$31,780	$32,605	$33,559

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	22.81%	14.43%	12.26%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Index	24.51%	14.28%	12.87%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$76,790,644
  # of Portfolio Holdings76
  Portfolio Turnover Rate49%
  Investment Advisory Fees Paid$423,176

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.7%
NVIDIA Corp.	7.0%
Apple, Inc.	6.7%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc. - Class A	2.9%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.2%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Take-Two Interactive Software, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	35.7%
Communication Services	12.4%
Consumer Discretionary	11.4%
Financials	11.1%
Health Care	10.6%
Industrials	7.4%
Consumer Staples	4.3%
Energy	3.1%
Utilities	1.8%
Real Estate	0.8%
Materials	0.6%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISBAX

VY® Columbia Contrarian Core Portfolio

92914K735-AR

Class I: ISFIX

VY® Columbia Contrarian Core Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$79	0.71%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Index.

↑ Top contributors to performance: Selections in the consumer discretionary, industrials, & materials sectors boosted relative results. Larger allocations to communication services & smaller allocations to real estate & materials buoyed relative results during the annual period. Individual relative contributors included Nvidia, Tapestry, Boeing, eBay & United Airlines.

↓ Top detractors from performance: Selections in the communication services, health care, & consumer staples sectors hurt relative results. Also, larger weightings to information technology & smaller weightings to consumer staples & utilities modestly detracted from relative results. Top relative individual detractors included Elevance Health, Coty, BioMarin Pharmaceutical, Nike, & United Parcel Service.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000
2015	$10,325	$10,048	$10,092
2016	$11,217	$11,328	$11,308
2017	$13,680	$13,722	$13,761
2018	$12,481	$13,003	$13,103
2019	$16,606	$17,036	$17,221
2020	$20,225	$20,595	$20,831
2021	$25,125	$25,880	$26,341
2022	$20,474	$20,908	$21,302
2023	$27,044	$26,335	$26,953
2024	$33,369	$32,605	$33,559

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	23.39%	14.98%	12.81%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Index	24.51%	14.28%	12.87%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$76,790,644
  # of Portfolio Holdings76
  Portfolio Turnover Rate49%
  Investment Advisory Fees Paid$423,176

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.7%
NVIDIA Corp.	7.0%
Apple, Inc.	6.7%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc. - Class A	2.9%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.2%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Take-Two Interactive Software, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	35.7%
Communication Services	12.4%
Consumer Discretionary	11.4%
Financials	11.1%
Health Care	10.6%
Industrials	7.4%
Consumer Staples	4.3%
Energy	3.1%
Utilities	1.8%
Real Estate	0.8%
Materials	0.6%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISFIX

VY® Columbia Contrarian Core Portfolio

92914K750-AR

Class S: ISCSX

VY® Columbia Contrarian Core Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$107	0.96%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Index.

↑ Top contributors to performance: Selections in the consumer discretionary, industrials, & materials sectors boosted relative results. Larger allocations to communication services & smaller allocations to real estate & materials buoyed relative results during the annual period. Individual relative contributors included Nvidia, Tapestry, Boeing, eBay & United Airlines.

↓ Top detractors from performance: Selections in the communication services, health care, & consumer staples sectors hurt relative results. Also, larger weightings to information technology & smaller weightings to consumer staples & utilities modestly detracted from relative results. Top relative individual detractors included Elevance Health, Coty, BioMarin Pharmaceutical, Nike, & United Parcel Service.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000
2015	$10,298	$10,048	$10,092
2016	$11,164	$11,328	$11,308
2017	$13,573	$13,722	$13,761
2018	$12,352	$13,003	$13,103
2019	$16,435	$17,036	$17,221
2020	$19,961	$20,595	$20,831
2021	$24,740	$25,880	$26,341
2022	$20,128	$20,908	$21,302
2023	$26,520	$26,335	$26,953
2024	$32,638	$32,605	$33,559

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	23.07%	14.71%	12.56%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Index	24.51%	14.28%	12.87%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$76,790,644
  # of Portfolio Holdings76
  Portfolio Turnover Rate49%
  Investment Advisory Fees Paid$423,176

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.7%
NVIDIA Corp.	7.0%
Apple, Inc.	6.7%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc. - Class A	2.9%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.2%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Take-Two Interactive Software, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	35.7%
Communication Services	12.4%
Consumer Discretionary	11.4%
Financials	11.1%
Health Care	10.6%
Industrials	7.4%
Consumer Staples	4.3%
Energy	3.1%
Utilities	1.8%
Real Estate	0.8%
Materials	0.6%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISCSX

VY® Columbia Contrarian Core Portfolio

92914K743-AR

Class ADV: ICSAX

VY® Columbia Small Cap Value II Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$150	1.43%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 2000®Value Index due primarily to strong security selection, while sector allocation also added to relative performance.

↑ Top contributors to performance: Outperformance was driven by strong selection, particularly within industrials, energy, materials, & real estate. Sector allocation had a modestly positive impact on relative performance, driven by underweights to energy & healthcare and overweights to industrials & technology. Top contributors included Carpenter Technologies & FTAI Aviation.

↓ Top detractors from performance: Security selection within information technology, consumer discretionary, & healthcare detracted as did an underweight to banks. On an individual level, detractors included secondhand auto products supplier Advance Auto Parts & second hand retailer, Savers Value Village.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,679	$10,048	$9,253
2016	$11,945	$11,328	$12,190
2017	$13,218	$13,722	$13,146
2018	$10,843	$13,003	$11,455
2019	$12,999	$17,036	$14,020
2020	$14,206	$20,595	$14,669
2021	$19,015	$25,880	$18,816
2022	$16,330	$20,908	$16,091
2023	$18,546	$26,335	$18,448
2024	$20,592	$32,605	$19,934

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	11.04%	9.64%	7.49%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$134,108,552
  # of Portfolio Holdings100
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$1,101,884

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Group 1 Automotive, Inc.	1.7%
Radian Group, Inc.	1.7%
Tanger Factory Outlet Centers, Inc.	1.6%
PNM Resources, Inc.	1.6%
Murphy Oil Corp.	1.6%
Lazard, Inc.	1.6%
Hancock Whitney Corp.	1.6%
Cushman & Wakefield PLC	1.6%
Spire, Inc.	1.6%
StoneX Group, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.3)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	98.8%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	19.4%
Consumer Discretionary	12.1%
Real Estate	8.9%
Health Care	8.2%
Information Technology	6.4%
Energy	6.1%
Utilities	5.4%
Materials	4.6%
Consumer Staples	3.7%
Communication Services	2.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICSAX

VY® Columbia Small Cap Value II Portfolio

92914L105-AR

Class I: ICISX

VY® Columbia Small Cap Value II Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$98	0.93%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 2000®Value Index due primarily to strong security selection, while sector allocation also added to relative performance.

↑ Top contributors to performance: Outperformance was driven by strong selection, particularly within industrials, energy, materials, & real estate. Sector allocation had a modestly positive impact on relative performance, driven by underweights to energy & healthcare and overweights to industrials & technology. Top contributors included Carpenter Technologies & FTAI Aviation.

↓ Top detractors from performance: Security selection within information technology, consumer discretionary, & healthcare detracted as did an underweight to banks. On an individual level, detractors included secondhand auto products supplier Advance Auto Parts & second hand retailer, Savers Value Village.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,726	$10,048	$9,253
2016	$12,061	$11,328	$12,190
2017	$13,413	$13,722	$13,146
2018	$11,062	$13,003	$11,455
2019	$13,321	$17,036	$14,020
2020	$14,637	$20,595	$14,669
2021	$19,690	$25,880	$18,816
2022	$16,997	$20,908	$16,091
2023	$19,399	$26,335	$18,448
2024	$21,641	$32,605	$19,934

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	11.56%	10.19%	8.03%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$134,108,552
  # of Portfolio Holdings100
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$1,101,884

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Group 1 Automotive, Inc.	1.7%
Radian Group, Inc.	1.7%
Tanger Factory Outlet Centers, Inc.	1.6%
PNM Resources, Inc.	1.6%
Murphy Oil Corp.	1.6%
Lazard, Inc.	1.6%
Hancock Whitney Corp.	1.6%
Cushman & Wakefield PLC	1.6%
Spire, Inc.	1.6%
StoneX Group, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.3)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	98.8%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	19.4%
Consumer Discretionary	12.1%
Real Estate	8.9%
Health Care	8.2%
Information Technology	6.4%
Energy	6.1%
Utilities	5.4%
Materials	4.6%
Consumer Staples	3.7%
Communication Services	2.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ICISX

VY® Columbia Small Cap Value II Portfolio

92914L865-AR

Class R6: VYRDX

VY® Columbia Small Cap Value II Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$92	0.87%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 2000®Value Index due primarily to strong security selection, while sector allocation also added to relative performance.

↑ Top contributors to performance: Outperformance was driven by strong selection, particularly within industrials, energy, materials, & real estate. Sector allocation had a modestly positive impact on relative performance, driven by underweights to energy & healthcare and overweights to industrials & technology. Top contributors included Carpenter Technologies & FTAI Aviation.

↓ Top detractors from performance: Security selection within information technology, consumer discretionary, & healthcare detracted as did an underweight to banks. On an individual level, detractors included secondhand auto products supplier Advance Auto Parts & second hand retailer, Savers Value Village.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Value Index
5/3/2016	$10,000	$10,000	$10,000
2016	$12,285	$11,120	$12,787
2017	$13,661	$13,470	$13,790
2018	$11,260	$12,764	$12,016
2019	$13,567	$16,723	$14,707
2020	$14,915	$20,217	$15,388
2021	$20,072	$25,404	$19,738
2022	$17,339	$20,524	$16,880
2023	$19,806	$25,852	$19,352
2024	$22,110	$32,006	$20,911

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	11.63%	10.26%	9.59%
Russell 3000® Index	23.81%	13.86%	14.38%
Russell 2000® Value Index	8.05%	7.29%	8.89%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$134,108,552
  # of Portfolio Holdings100
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$1,101,884

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Group 1 Automotive, Inc.	1.7%
Radian Group, Inc.	1.7%
Tanger Factory Outlet Centers, Inc.	1.6%
PNM Resources, Inc.	1.6%
Murphy Oil Corp.	1.6%
Lazard, Inc.	1.6%
Hancock Whitney Corp.	1.6%
Cushman & Wakefield PLC	1.6%
Spire, Inc.	1.6%
StoneX Group, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.3)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	98.8%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	19.4%
Consumer Discretionary	12.1%
Real Estate	8.9%
Health Care	8.2%
Information Technology	6.4%
Energy	6.1%
Utilities	5.4%
Materials	4.6%
Consumer Staples	3.7%
Communication Services	2.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRDX

VY® Columbia Small Cap Value II Portfolio

92915V300-AR

Class S: ICSSX

VY® Columbia Small Cap Value II Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$124	1.18%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 2000®Value Index due primarily to strong security selection, while sector allocation also added to relative performance.

↑ Top contributors to performance: Outperformance was driven by strong selection, particularly within industrials, energy, materials, & real estate. Sector allocation had a modestly positive impact on relative performance, driven by underweights to energy & healthcare and overweights to industrials & technology. Top contributors included Carpenter Technologies & FTAI Aviation.

↓ Top detractors from performance: Security selection within information technology, consumer discretionary, & healthcare detracted as did an underweight to banks. On an individual level, detractors included secondhand auto products supplier Advance Auto Parts & second hand retailer, Savers Value Village.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,705	$10,048	$9,253
2016	$12,006	$11,328	$12,190
2017	$13,316	$13,722	$13,146
2018	$10,952	$13,003	$11,455
2019	$13,165	$17,036	$14,020
2020	$14,421	$20,595	$14,669
2021	$19,357	$25,880	$18,816
2022	$16,665	$20,908	$16,091
2023	$18,974	$26,335	$18,448
2024	$21,113	$32,605	$19,934

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	11.27%	9.91%	7.76%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$134,108,552
  # of Portfolio Holdings100
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$1,101,884

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Group 1 Automotive, Inc.	1.7%
Radian Group, Inc.	1.7%
Tanger Factory Outlet Centers, Inc.	1.6%
PNM Resources, Inc.	1.6%
Murphy Oil Corp.	1.6%
Lazard, Inc.	1.6%
Hancock Whitney Corp.	1.6%
Cushman & Wakefield PLC	1.6%
Spire, Inc.	1.6%
StoneX Group, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.3)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	98.8%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	19.4%
Consumer Discretionary	12.1%
Real Estate	8.9%
Health Care	8.2%
Information Technology	6.4%
Energy	6.1%
Utilities	5.4%
Materials	4.6%
Consumer Staples	3.7%
Communication Services	2.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ICSSX

VY® Columbia Small Cap Value II Portfolio

92914L204-AR

Class S2: ICVPX

VY® Columbia Small Cap Value II Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$140	1.33%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 2000®Value Index due primarily to strong security selection, while sector allocation also added to relative performance.

↑ Top contributors to performance: Outperformance was driven by strong selection, particularly within industrials, energy, materials, & real estate. Sector allocation had a modestly positive impact on relative performance, driven by underweights to energy & healthcare and overweights to industrials & technology. Top contributors included Carpenter Technologies & FTAI Aviation.

↓ Top detractors from performance: Security selection within information technology, consumer discretionary, & healthcare detracted as did an underweight to banks. On an individual level, detractors included secondhand auto products supplier Advance Auto Parts & second hand retailer, Savers Value Village.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,681	$10,048	$9,253
2016	$11,963	$11,328	$12,190
2017	$13,252	$13,722	$13,146
2018	$10,885	$13,003	$11,455
2019	$13,056	$17,036	$14,020
2020	$14,289	$20,595	$14,669
2021	$19,141	$25,880	$18,816
2022	$16,450	$20,908	$16,091
2023	$18,704	$26,335	$18,448
2024	$20,784	$32,605	$19,934

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	11.12%	9.75%	7.59%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$134,108,552
  # of Portfolio Holdings100
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$1,101,884

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Group 1 Automotive, Inc.	1.7%
Radian Group, Inc.	1.7%
Tanger Factory Outlet Centers, Inc.	1.6%
PNM Resources, Inc.	1.6%
Murphy Oil Corp.	1.6%
Lazard, Inc.	1.6%
Hancock Whitney Corp.	1.6%
Cushman & Wakefield PLC	1.6%
Spire, Inc.	1.6%
StoneX Group, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.3)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	98.8%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	19.4%
Consumer Discretionary	12.1%
Real Estate	8.9%
Health Care	8.2%
Information Technology	6.4%
Energy	6.1%
Utilities	5.4%
Materials	4.6%
Consumer Staples	3.7%
Communication Services	2.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ICVPX

VY® Columbia Small Cap Value II Portfolio

92914L394-AR

Class ADV: IVKAX

VY® Invesco Comstock Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$129	1.20%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index.

↑ Top contributors to performance: Stock selection in communication services, financials & materials contributed to performance. Key relative contributors were Meta Platforms, Alphabet. Johnson controls, Eaton, Emerson Electric & International Paper. Also, having no exposure to metals and mining stocks aided performance.

↓ Top detractors from performance: Stock selection in healthcare, information technology & consumer staples detracted from returns. Key relative detractors were CVS Health, Elevance Health, Cognizant Technology Solutions, Intel, NXP Semiconductors and not owning, Walmart.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,381	$10,048	$9,617	$10,138
2016	$11,024	$11,328	$11,285	$11,351
2017	$12,933	$13,722	$12,826	$13,828
2018	$11,308	$13,003	$11,765	$13,223
2019	$14,119	$17,036	$14,888	$17,386
2020	$14,015	$20,595	$15,305	$20,586
2021	$18,597	$25,880	$19,155	$26,496
2022	$18,619	$20,908	$17,711	$21,697
2023	$20,798	$26,335	$19,741	$27,401
2024	$23,801	$32,605	$22,578	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.44%	11.01%	9.06%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$232,769,887
  # of Portfolio Holdings77
  Portfolio Turnover Rate23%
  Investment Advisory Fees Paid$1,449,532

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Microsoft Corp.	2.7%
Alphabet, Inc. - Class A	2.3%
Cisco Systems, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.1%
Johnson Controls International PLC	1.9%
Philip Morris International, Inc.	1.9%
State Street Corp.	1.9%
FedEx Corp.	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.0%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	21.2%
Health Care	15.8%
Industrials	11.7%
Information Technology	10.7%
Consumer Staples	10.0%
Energy	9.2%
Communication Services	9.0%
Consumer Discretionary	4.0%
Materials	3.2%
Utilities	2.7%
Real Estate	0.4%
Short-Term Investments	2.0%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IVKAX

VY® Invesco Comstock Portfolio

92914K834-AR

Class I: IVKIX

VY® Invesco Comstock Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$76	0.70%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index.

↑ Top contributors to performance: Stock selection in communication services, financials & materials contributed to performance. Key relative contributors were Meta Platforms, Alphabet. Johnson controls, Eaton, Emerson Electric & International Paper. Also, having no exposure to metals and mining stocks aided performance.

↓ Top detractors from performance: Stock selection in healthcare, information technology & consumer staples detracted from returns. Key relative detractors were CVS Health, Elevance Health, Cognizant Technology Solutions, Intel, NXP Semiconductors and not owning, Walmart.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,424	$10,048	$9,617	$10,138
2016	$11,132	$11,328	$11,285	$11,351
2017	$13,131	$13,722	$12,826	$13,828
2018	$11,535	$13,003	$11,765	$13,223
2019	$14,477	$17,036	$14,888	$17,386
2020	$14,445	$20,595	$15,305	$20,586
2021	$19,260	$25,880	$19,155	$26,496
2022	$19,380	$20,908	$17,711	$21,697
2023	$21,754	$26,335	$19,741	$27,401
2024	$25,029	$32,605	$22,578	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	15.05%	11.57%	9.61%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$232,769,887
  # of Portfolio Holdings77
  Portfolio Turnover Rate23%
  Investment Advisory Fees Paid$1,449,532

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Microsoft Corp.	2.7%
Alphabet, Inc. - Class A	2.3%
Cisco Systems, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.1%
Johnson Controls International PLC	1.9%
Philip Morris International, Inc.	1.9%
State Street Corp.	1.9%
FedEx Corp.	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.0%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	21.2%
Health Care	15.8%
Industrials	11.7%
Information Technology	10.7%
Consumer Staples	10.0%
Energy	9.2%
Communication Services	9.0%
Consumer Discretionary	4.0%
Materials	3.2%
Utilities	2.7%
Real Estate	0.4%
Short-Term Investments	2.0%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVKIX

VY® Invesco Comstock Portfolio

92914K818-AR

Class S: IVKSX

VY® Invesco Comstock Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$102	0.95%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index.

↑ Top contributors to performance: Stock selection in communication services, financials & materials contributed to performance. Key relative contributors were Meta Platforms, Alphabet. Johnson controls, Eaton, Emerson Electric & International Paper. Also, having no exposure to metals and mining stocks aided performance.

↓ Top detractors from performance: Stock selection in healthcare, information technology & consumer staples detracted from returns. Key relative detractors were CVS Health, Elevance Health, Cognizant Technology Solutions, Intel, NXP Semiconductors and not owning, Walmart.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,403	$10,048	$9,617	$10,138
2016	$11,076	$11,328	$11,285	$11,351
2017	$13,033	$13,722	$12,826	$13,828
2018	$11,418	$13,003	$11,765	$13,223
2019	$14,300	$17,036	$14,888	$17,386
2020	$14,232	$20,595	$15,305	$20,586
2021	$18,923	$25,880	$19,155	$26,496
2022	$18,994	$20,908	$17,711	$21,697
2023	$21,279	$26,335	$19,741	$27,401
2024	$24,408	$32,605	$22,578	$34,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.70%	11.29%	9.33%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$232,769,887
  # of Portfolio Holdings77
  Portfolio Turnover Rate23%
  Investment Advisory Fees Paid$1,449,532

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Microsoft Corp.	2.7%
Alphabet, Inc. - Class A	2.3%
Cisco Systems, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.1%
Johnson Controls International PLC	1.9%
Philip Morris International, Inc.	1.9%
State Street Corp.	1.9%
FedEx Corp.	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.0%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	21.2%
Health Care	15.8%
Industrials	11.7%
Information Technology	10.7%
Consumer Staples	10.0%
Energy	9.2%
Communication Services	9.0%
Consumer Discretionary	4.0%
Materials	3.2%
Utilities	2.7%
Real Estate	0.4%
Short-Term Investments	2.0%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVKSX

VY® Invesco Comstock Portfolio

92914K842-AR

Class ADV: IUAAX

VY® Invesco Equity and Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$121	1.14%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance: Stock selection in consumer discretionary was the largest contributor due to Amazon. Stock selection and an underweight in real estate also contributed to relative returns. Lastly, selection in communication services & financials also aided relative performance due to Alphabet and Meta, and Wells Fargo and Bank of America, respectively.

↓ Top detractors from performance: The Fund holds high grade bonds & convertible securities to provide income and to a measure of stability in volatile markets. These securities lagged the benchmark & detracted from relative returns. From an equity standpoint, stock selection in industrials & energy also detracted. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Russell 1000® Value Index	Bloomberg U.S. Government/Credit Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,745	$9,764	$10,055	$9,617	$10,015	$9,797
2016	$11,177	$10,531	$10,321	$11,285	$10,320	$10,935
2017	$12,331	$13,056	$10,687	$12,826	$10,733	$12,002
2018	$11,111	$11,827	$10,688	$11,765	$10,688	$11,409
2019	$13,277	$14,973	$11,620	$14,888	$11,726	$13,676
2020	$14,554	$17,407	$12,493	$15,305	$12,773	$14,517
2021	$17,178	$20,634	$12,300	$19,155	$12,550	$16,536
2022	$15,792	$16,845	$10,700	$17,711	$10,845	$14,932
2023	$17,326	$20,585	$11,291	$19,741	$11,466	$16,316
2024	$19,305	$24,185	$11,433	$22,578	$11,601	$17,793

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	11.42%	7.78%	6.80%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	9.05%	5.40%	5.93%

Effective with this report, the Adviser changed the primary benchmark from the  Russell 1000® Value Index and Bloomberg U.S. Government/Credit Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index and Bloomberg U.S. Government/Credit Index as  additional benchmarks that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$464,030,035
  # of Portfolio Holdings320
  Portfolio Turnover Rate125%
  Investment Advisory Fees Paid$4,632,168

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	3.3%
Wells Fargo & Co.	2.5%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.375%, 12/31/29	2.2%
Amazon.com, Inc.	1.6%
United States Treasury Notes, 4.500%, 12/31/31	1.4%
United States Treasury Notes, 4.250%, 12/31/26	1.4%
Johnson Controls International PLC	1.4%
Parker-Hannifin Corp.	1.3%
Alphabet, Inc. - Class A	1.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.3%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.4%
Convertible Bonds/Notes	8.8%
U.S. Treasury Obligations	9.7%
Corporate Bonds/Notes	13.4%
Common Stock	61.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IUAAX

VY® Invesco Equity and Income Portfolio

92914K875-AR

Class I: IUAIX

VY® Invesco Equity and Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$68	0.64%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance: Stock selection in consumer discretionary was the largest contributor due to Amazon. Stock selection and an underweight in real estate also contributed to relative returns. Lastly, selection in communication services & financials also aided relative performance due to Alphabet and Meta, and Wells Fargo and Bank of America, respectively.

↓ Top detractors from performance: The Fund holds high grade bonds & convertible securities to provide income and to a measure of stability in volatile markets. These securities lagged the benchmark & detracted from relative returns. From an equity standpoint, stock selection in industrials & energy also detracted. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Russell 1000® Value Index	Bloomberg U.S. Government/Credit Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,794	$9,764	$10,055	$9,617	$10,015	$9,797
2016	$11,290	$10,531	$10,321	$11,285	$10,320	$10,935
2017	$12,521	$13,056	$10,687	$12,826	$10,733	$12,002
2018	$11,336	$11,827	$10,688	$11,765	$10,688	$11,409
2019	$13,614	$14,973	$11,620	$14,888	$11,726	$13,676
2020	$15,001	$17,407	$12,493	$15,305	$12,773	$14,517
2021	$17,791	$20,634	$12,300	$19,155	$12,550	$16,536
2022	$16,439	$16,845	$10,700	$17,711	$10,845	$14,932
2023	$18,124	$20,585	$11,291	$19,741	$11,466	$16,316
2024	$20,297	$24,185	$11,433	$22,578	$11,601	$17,793

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.00%	8.31%	7.34%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	9.05%	5.40%	5.93%

Effective with this report, the Adviser changed the primary benchmark from the  Russell 1000® Value Index and Bloomberg U.S. Government/Credit Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index and Bloomberg U.S. Government/Credit Index as  additional benchmarks that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$464,030,035
  # of Portfolio Holdings320
  Portfolio Turnover Rate125%
  Investment Advisory Fees Paid$4,632,168

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	3.3%
Wells Fargo & Co.	2.5%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.375%, 12/31/29	2.2%
Amazon.com, Inc.	1.6%
United States Treasury Notes, 4.500%, 12/31/31	1.4%
United States Treasury Notes, 4.250%, 12/31/26	1.4%
Johnson Controls International PLC	1.4%
Parker-Hannifin Corp.	1.3%
Alphabet, Inc. - Class A	1.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.3%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.4%
Convertible Bonds/Notes	8.8%
U.S. Treasury Obligations	9.7%
Corporate Bonds/Notes	13.4%
Common Stock	61.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IUAIX

VY® Invesco Equity and Income Portfolio

92914K859-AR

Class S: IUASX

VY® Invesco Equity and Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$95	0.89%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance: Stock selection in consumer discretionary was the largest contributor due to Amazon. Stock selection and an underweight in real estate also contributed to relative returns. Lastly, selection in communication services & financials also aided relative performance due to Alphabet and Meta, and Wells Fargo and Bank of America, respectively.

↓ Top detractors from performance: The Fund holds high grade bonds & convertible securities to provide income and to a measure of stability in volatile markets. These securities lagged the benchmark & detracted from relative returns. From an equity standpoint, stock selection in industrials & energy also detracted. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Russell 1000® Value Index	Bloomberg U.S. Government/Credit Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,769	$9,764	$10,055	$9,617	$10,015	$9,797
2016	$11,234	$10,531	$10,321	$11,285	$10,320	$10,935
2017	$12,427	$13,056	$10,687	$12,826	$10,733	$12,002
2018	$11,225	$11,827	$10,688	$11,765	$10,688	$11,409
2019	$13,447	$14,973	$11,620	$14,888	$11,726	$13,676
2020	$14,776	$17,407	$12,493	$15,305	$12,773	$14,517
2021	$17,481	$20,634	$12,300	$19,155	$12,550	$16,536
2022	$16,112	$16,845	$10,700	$17,711	$10,845	$14,932
2023	$17,718	$20,585	$11,291	$19,741	$11,466	$16,316
2024	$19,793	$24,185	$11,433	$22,578	$11,601	$17,793

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	11.71%	8.04%	7.07%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	9.05%	5.40%	5.93%

Effective with this report, the Adviser changed the primary benchmark from the  Russell 1000® Value Index and Bloomberg U.S. Government/Credit Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index and Bloomberg U.S. Government/Credit Index as  additional benchmarks that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$464,030,035
  # of Portfolio Holdings320
  Portfolio Turnover Rate125%
  Investment Advisory Fees Paid$4,632,168

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	3.3%
Wells Fargo & Co.	2.5%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.375%, 12/31/29	2.2%
Amazon.com, Inc.	1.6%
United States Treasury Notes, 4.500%, 12/31/31	1.4%
United States Treasury Notes, 4.250%, 12/31/26	1.4%
Johnson Controls International PLC	1.4%
Parker-Hannifin Corp.	1.3%
Alphabet, Inc. - Class A	1.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.3%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.4%
Convertible Bonds/Notes	8.8%
U.S. Treasury Obligations	9.7%
Corporate Bonds/Notes	13.4%
Common Stock	61.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IUASX

VY® Invesco Equity and Income Portfolio

92914K867-AR

Class S2: IVIPX

VY® Invesco Equity and Income Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$108	1.02%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance: Stock selection in consumer discretionary was the largest contributor due to Amazon. Stock selection and an underweight in real estate also contributed to relative returns. Lastly, selection in communication services & financials also aided relative performance due to Alphabet and Meta, and Wells Fargo and Bank of America, respectively.

↓ Top detractors from performance: The Fund holds high grade bonds & convertible securities to provide income and to a measure of stability in volatile markets. These securities lagged the benchmark & detracted from relative returns. From an equity standpoint, stock selection in industrials & energy also detracted. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Russell 1000® Value Index	Bloomberg U.S. Government/Credit Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,756	$9,764	$10,055	$9,617	$10,015	$9,797
2016	$11,204	$10,531	$10,321	$11,285	$10,320	$10,935
2017	$12,377	$13,056	$10,687	$12,826	$10,733	$12,002
2018	$11,166	$11,827	$10,688	$11,765	$10,688	$11,409
2019	$13,358	$14,973	$11,620	$14,888	$11,726	$13,676
2020	$14,661	$17,407	$12,493	$15,305	$12,773	$14,517
2021	$17,324	$20,634	$12,300	$19,155	$12,550	$16,536
2022	$15,948	$16,845	$10,700	$17,711	$10,845	$14,932
2023	$17,516	$20,585	$11,291	$19,741	$11,466	$16,316
2024	$19,534	$24,185	$11,433	$22,578	$11,601	$17,793

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	11.53%	7.90%	6.93%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	9.05%	5.40%	5.93%

Effective with this report, the Adviser changed the primary benchmark from the  Russell 1000® Value Index and Bloomberg U.S. Government/Credit Index to the MSCI All Country World IndexSM and Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index and Bloomberg U.S. Government/Credit Index as  additional benchmarks that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$464,030,035
  # of Portfolio Holdings320
  Portfolio Turnover Rate125%
  Investment Advisory Fees Paid$4,632,168

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	3.3%
Wells Fargo & Co.	2.5%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.375%, 12/31/29	2.2%
Amazon.com, Inc.	1.6%
United States Treasury Notes, 4.500%, 12/31/31	1.4%
United States Treasury Notes, 4.250%, 12/31/26	1.4%
Johnson Controls International PLC	1.4%
Parker-Hannifin Corp.	1.3%
Alphabet, Inc. - Class A	1.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.3%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.4%
Convertible Bonds/Notes	8.8%
U.S. Treasury Obligations	9.7%
Corporate Bonds/Notes	13.4%
Common Stock	61.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IVIPX

VY® Invesco Equity and Income Portfolio

92914L493-AR

Class ADV: IJMAX

VY® JPMorgan Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$145	1.36%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Value Index primarily due to stock selection in financials.

↑ Top contributors to performance: Stock selection & an overweight to financials sectors contributed to performance. At an individual stock level, positions in Williams (WMB) & Ameriprise Financial (AMP) contributed to performance. Within financials, an emphasis on quality proved to be a bright spot. Insurance providers Arch Capital (ACGL) & Hartford Financial (HIG) were amongst the top contributors.

↓ Top detractors from performance: Stock Selection in materials & utilities sectors detracted from performance. At an individual stock level, positions in Celanese (CE) and Microchip Technology (MCHP) detracted from performance. Rayonier (RYN), a timberland REIT, also served as a top detractor.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,673	$10,048	$9,522
2016	$11,067	$11,328	$11,426
2017	$12,552	$13,722	$12,951
2018	$10,999	$13,003	$11,359
2019	$13,838	$17,036	$14,433
2020	$13,848	$20,595	$15,149
2021	$17,885	$25,880	$19,442
2022	$16,304	$20,908	$17,103
2023	$17,979	$26,335	$19,277
2024	$20,444	$32,605	$21,797

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	13.71%	8.12%	7.41%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$289,421,240
  # of Portfolio Holdings102
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$2,136,075

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	2.0%
Raymond James Financial, Inc.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
PG&E Corp.	1.6%
WEC Energy Group, Inc.	1.5%
AMETEK, Inc.	1.5%
Diamondback Energy, Inc.	1.4%
First Citizens BancShares, Inc. - Class A	1.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	4.2%
Common Stock	96.8%

Sector Allocation

Value	Value
Financials	21.4%
Industrials	15.3%
Health Care	8.5%
Consumer Discretionary	8.4%
Real Estate	8.3%
Information Technology	7.5%
Utilities	7.3%
Materials	6.7%
Consumer Staples	5.9%
Energy	5.5%
Communication Services	2.0%
Short-Term Investments	4.2%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IJMAX

VY® JPMorgan Mid Cap Value Portfolio

92914K644-AR

Class I: IJMIX

VY® JPMorgan Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$92	0.86%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Value Index primarily due to stock selection in financials.

↑ Top contributors to performance: Stock selection & an overweight to financials sectors contributed to performance. At an individual stock level, positions in Williams (WMB) & Ameriprise Financial (AMP) contributed to performance. Within financials, an emphasis on quality proved to be a bright spot. Insurance providers Arch Capital (ACGL) & Hartford Financial (HIG) were amongst the top contributors.

↓ Top detractors from performance: Stock Selection in materials & utilities sectors detracted from performance. At an individual stock level, positions in Celanese (CE) and Microchip Technology (MCHP) detracted from performance. Rayonier (RYN), a timberland REIT, also served as a top detractor.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,723	$10,048	$9,522
2016	$11,176	$11,328	$11,426
2017	$12,744	$13,722	$12,951
2018	$11,220	$13,003	$11,359
2019	$14,189	$17,036	$14,433
2020	$14,267	$20,595	$15,149
2021	$18,517	$25,880	$19,442
2022	$16,963	$20,908	$17,103
2023	$18,810	$26,335	$19,277
2024	$21,499	$32,605	$21,797

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.30%	8.67%	7.96%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$289,421,240
  # of Portfolio Holdings102
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$2,136,075

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	2.0%
Raymond James Financial, Inc.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
PG&E Corp.	1.6%
WEC Energy Group, Inc.	1.5%
AMETEK, Inc.	1.5%
Diamondback Energy, Inc.	1.4%
First Citizens BancShares, Inc. - Class A	1.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	4.2%
Common Stock	96.8%

Sector Allocation

Value	Value
Financials	21.4%
Industrials	15.3%
Health Care	8.5%
Consumer Discretionary	8.4%
Real Estate	8.3%
Information Technology	7.5%
Utilities	7.3%
Materials	6.7%
Consumer Staples	5.9%
Energy	5.5%
Communication Services	2.0%
Short-Term Investments	4.2%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IJMIX

VY® JPMorgan Mid Cap Value Portfolio

92914K628-AR

Class S: IJMSX

VY® JPMorgan Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$119	1.11%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Value Index primarily due to stock selection in financials.

↑ Top contributors to performance: Stock selection & an overweight to financials sectors contributed to performance. At an individual stock level, positions in Williams (WMB) & Ameriprise Financial (AMP) contributed to performance. Within financials, an emphasis on quality proved to be a bright spot. Insurance providers Arch Capital (ACGL) & Hartford Financial (HIG) were amongst the top contributors.

↓ Top detractors from performance: Stock Selection in materials & utilities sectors detracted from performance. At an individual stock level, positions in Celanese (CE) and Microchip Technology (MCHP) detracted from performance. Rayonier (RYN), a timberland REIT, also served as a top detractor.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,696	$10,048	$9,522
2016	$11,121	$11,328	$11,426
2017	$12,648	$13,722	$12,951
2018	$11,106	$13,003	$11,359
2019	$14,016	$17,036	$14,433
2020	$14,055	$20,595	$15,149
2021	$18,202	$25,880	$19,442
2022	$16,633	$20,908	$17,103
2023	$18,385	$26,335	$19,277
2024	$20,966	$32,605	$21,797

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.04%	8.39%	7.68%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$289,421,240
  # of Portfolio Holdings102
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$2,136,075

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	2.0%
Raymond James Financial, Inc.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
PG&E Corp.	1.6%
WEC Energy Group, Inc.	1.5%
AMETEK, Inc.	1.5%
Diamondback Energy, Inc.	1.4%
First Citizens BancShares, Inc. - Class A	1.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	4.2%
Common Stock	96.8%

Sector Allocation

Value	Value
Financials	21.4%
Industrials	15.3%
Health Care	8.5%
Consumer Discretionary	8.4%
Real Estate	8.3%
Information Technology	7.5%
Utilities	7.3%
Materials	6.7%
Consumer Staples	5.9%
Energy	5.5%
Communication Services	2.0%
Short-Term Investments	4.2%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IJMSX

VY® JPMorgan Mid Cap Value Portfolio

92914K636-AR

Class S2: IJPMX

VY® JPMorgan Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$135	1.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Value Index primarily due to stock selection in financials.

↑ Top contributors to performance: Stock selection & an overweight to financials sectors contributed to performance. At an individual stock level, positions in Williams (WMB) & Ameriprise Financial (AMP) contributed to performance. Within financials, an emphasis on quality proved to be a bright spot. Insurance providers Arch Capital (ACGL) & Hartford Financial (HIG) were amongst the top contributors.

↓ Top detractors from performance: Stock Selection in materials & utilities sectors detracted from performance. At an individual stock level, positions in Celanese (CE) and Microchip Technology (MCHP) detracted from performance. Rayonier (RYN), a timberland REIT, also served as a top detractor.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,680	$10,048	$9,522
2016	$11,089	$11,328	$11,426
2017	$12,588	$13,722	$12,951
2018	$11,039	$13,003	$11,359
2019	$13,905	$17,036	$14,433
2020	$13,930	$20,595	$15,149
2021	$18,011	$25,880	$19,442
2022	$16,422	$20,908	$17,103
2023	$18,133	$26,335	$19,277
2024	$20,647	$32,605	$21,797

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	13.86%	8.23%	7.52%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap®  Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$289,421,240
  # of Portfolio Holdings102
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$2,136,075

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	2.0%
Raymond James Financial, Inc.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
PG&E Corp.	1.6%
WEC Energy Group, Inc.	1.5%
AMETEK, Inc.	1.5%
Diamondback Energy, Inc.	1.4%
First Citizens BancShares, Inc. - Class A	1.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	4.2%
Common Stock	96.8%

Sector Allocation

Value	Value
Financials	21.4%
Industrials	15.3%
Health Care	8.5%
Consumer Discretionary	8.4%
Real Estate	8.3%
Information Technology	7.5%
Utilities	7.3%
Materials	6.7%
Consumer Staples	5.9%
Energy	5.5%
Communication Services	2.0%
Short-Term Investments	4.2%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJPMX

VY® JPMorgan Mid Cap Value Portfolio

92914L436-AR

Class ADV: IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$145	1.30%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Growth Index primarily due to stock selection.

↑ Top contributors to performance: The information technology sector contributed to relative results, driven by stock selection. Favorable stock selection coupled with an underweight allocation to the consumer staples sector also aided relative performance. The utilities sector also boosted relative results. On an individual stock level, an overweight allocation to Vistra and underweight to Super Micro Computer contributed.

↓ Top detractors from performance: Stock selection in the real estate sector was a notable detractor from relative performance. Unfavorable stock selection and an underweight allocation to the energy sector also hindered relative returns during the period. At an individual stock level, CoStar Group & Halliburto detracted.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,151	$10,048	$9,782	$9,980
2016	$10,855	$11,328	$11,811	$10,712
2017	$13,473	$13,722	$13,729	$13,418
2018	$12,965	$13,003	$12,208	$12,781
2019	$17,705	$17,036	$15,406	$17,314
2020	$23,239	$20,595	$17,511	$23,477
2021	$26,316	$25,880	$21,846	$26,465
2022	$19,834	$20,908	$18,993	$19,394
2023	$23,861	$26,335	$22,115	$24,410
2024	$29,388	$32,605	$25,195	$29,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	23.17%	10.67%	11.38%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Effective with this report, the Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P MidCap 400® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,148,637,881
  # of Portfolio Holdings278
  Portfolio Turnover Rate45%
  Investment Advisory Fees Paid$7,531,425

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.8%
AppLovin Corp. - Class A	2.9%
Vistra Corp.	2.1%
Trade Desk, Inc. - Class A	1.8%
Axon Enterprise, Inc.	1.6%
Ameriprise Financial, Inc.	1.5%
AmerisourceBergen Corp.	1.5%
Verisk Analytics, Inc.	1.4%
Datadog, Inc. - Class A	1.4%
Fair Isaac Corp.	1.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.0%
Preferred Stock	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	29.0%
Industrials	16.1%
Consumer Discretionary	13.8%
Health Care	13.1%
Financials	12.5%
Communication Services	4.3%
Energy	4.1%
Real Estate	2.1%
Utilities	2.1%
Consumer Staples	1.9%
Materials	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914K768-AR

Class I: IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$89	0.80%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Growth Index primarily due to stock selection.

↑ Top contributors to performance: The information technology sector contributed to relative results, driven by stock selection. Favorable stock selection coupled with an underweight allocation to the consumer staples sector also aided relative performance. The utilities sector also boosted relative results. On an individual stock level, an overweight allocation to Vistra and underweight to Super Micro Computer contributed.

↓ Top detractors from performance: Stock selection in the real estate sector was a notable detractor from relative performance. Unfavorable stock selection and an underweight allocation to the energy sector also hindered relative returns during the period. At an individual stock level, CoStar Group & Halliburto detracted.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,202	$10,048	$9,782	$9,980
2016	$10,958	$11,328	$11,811	$10,712
2017	$13,677	$13,722	$13,729	$13,418
2018	$13,235	$13,003	$12,208	$12,781
2019	$18,157	$17,036	$15,406	$17,314
2020	$23,939	$20,595	$17,511	$23,477
2021	$27,243	$25,880	$21,846	$26,465
2022	$20,611	$20,908	$18,993	$19,394
2023	$24,932	$26,335	$22,115	$24,410
2024	$30,895	$32,605	$25,195	$29,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	23.92%	11.22%	11.94%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Effective with this report, the Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P MidCap 400® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,148,637,881
  # of Portfolio Holdings278
  Portfolio Turnover Rate45%
  Investment Advisory Fees Paid$7,531,425

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.8%
AppLovin Corp. - Class A	2.9%
Vistra Corp.	2.1%
Trade Desk, Inc. - Class A	1.8%
Axon Enterprise, Inc.	1.6%
Ameriprise Financial, Inc.	1.5%
AmerisourceBergen Corp.	1.5%
Verisk Analytics, Inc.	1.4%
Datadog, Inc. - Class A	1.4%
Fair Isaac Corp.	1.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.0%
Preferred Stock	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	29.0%
Industrials	16.1%
Consumer Discretionary	13.8%
Health Care	13.1%
Financials	12.5%
Communication Services	4.3%
Energy	4.1%
Real Estate	2.1%
Utilities	2.1%
Consumer Staples	1.9%
Materials	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914K826-AR

Class R6: VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$86	0.76%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Growth Index primarily due to stock selection.

↑ Top contributors to performance: The information technology sector contributed to relative results, driven by stock selection. Favorable stock selection coupled with an underweight allocation to the consumer staples sector also aided relative performance. The utilities sector also boosted relative results. On an individual stock level, an overweight allocation to Vistra and underweight to Super Micro Computer contributed.

↓ Top detractors from performance: Stock selection in the real estate sector was a notable detractor from relative performance. Unfavorable stock selection and an underweight allocation to the energy sector also hindered relative returns during the period. At an individual stock level, CoStar Group & Halliburto detracted.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
5/3/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,762	$11,120	$11,550	$10,695
2017	$13,432	$13,470	$13,426	$13,398
2018	$12,996	$12,764	$11,938	$12,761
2019	$17,845	$16,723	$15,066	$17,288
2020	$23,537	$20,217	$17,124	$23,440
2021	$26,785	$25,404	$21,364	$26,424
2022	$20,274	$20,524	$18,574	$19,364
2023	$24,538	$25,852	$21,627	$24,372
2024	$30,389	$32,006	$24,639	$29,760

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	23.84%	11.24%	13.69%
Russell 3000® Index	23.81%	13.86%	14.38%
S&P MidCap 400® Index	13.93%	10.34%	10.98%
Russell Midcap® Growth Index	22.10%	11.47%	13.42%

Effective with this report, the Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P MidCap 400® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,148,637,881
  # of Portfolio Holdings278
  Portfolio Turnover Rate45%
  Investment Advisory Fees Paid$7,531,425

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.8%
AppLovin Corp. - Class A	2.9%
Vistra Corp.	2.1%
Trade Desk, Inc. - Class A	1.8%
Axon Enterprise, Inc.	1.6%
Ameriprise Financial, Inc.	1.5%
AmerisourceBergen Corp.	1.5%
Verisk Analytics, Inc.	1.4%
Datadog, Inc. - Class A	1.4%
Fair Isaac Corp.	1.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.0%
Preferred Stock	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	29.0%
Industrials	16.1%
Consumer Discretionary	13.8%
Health Care	13.1%
Financials	12.5%
Communication Services	4.3%
Energy	4.1%
Real Estate	2.1%
Utilities	2.1%
Consumer Staples	1.9%
Materials	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92915V805-AR

Class S: IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$117	1.05%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Growth Index primarily due to stock selection.

↑ Top contributors to performance: The information technology sector contributed to relative results, driven by stock selection. Favorable stock selection coupled with an underweight allocation to the consumer staples sector also aided relative performance. The utilities sector also boosted relative results. On an individual stock level, an overweight allocation to Vistra and underweight to Super Micro Computer contributed.

↓ Top detractors from performance: Stock selection in the real estate sector was a notable detractor from relative performance. Unfavorable stock selection and an underweight allocation to the energy sector also hindered relative returns during the period. At an individual stock level, CoStar Group & Halliburto detracted.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,172	$10,048	$9,782	$9,980
2016	$10,902	$11,328	$11,811	$10,712
2017	$13,569	$13,722	$13,729	$13,418
2018	$13,102	$13,003	$12,208	$12,781
2019	$17,934	$17,036	$15,406	$17,314
2020	$23,569	$20,595	$17,511	$23,477
2021	$26,770	$25,880	$21,846	$26,465
2022	$20,218	$20,908	$18,993	$19,394
2023	$24,386	$26,335	$22,115	$24,410
2024	$30,105	$32,605	$25,195	$29,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	23.45%	10.92%	11.65%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Effective with this report, the Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P MidCap 400® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,148,637,881
  # of Portfolio Holdings278
  Portfolio Turnover Rate45%
  Investment Advisory Fees Paid$7,531,425

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.8%
AppLovin Corp. - Class A	2.9%
Vistra Corp.	2.1%
Trade Desk, Inc. - Class A	1.8%
Axon Enterprise, Inc.	1.6%
Ameriprise Financial, Inc.	1.5%
AmerisourceBergen Corp.	1.5%
Verisk Analytics, Inc.	1.4%
Datadog, Inc. - Class A	1.4%
Fair Isaac Corp.	1.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.0%
Preferred Stock	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	29.0%
Industrials	16.1%
Consumer Discretionary	13.8%
Health Care	13.1%
Financials	12.5%
Communication Services	4.3%
Energy	4.1%
Real Estate	2.1%
Utilities	2.1%
Consumer Staples	1.9%
Materials	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914K685-AR

Class S2: IAXTX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$134	1.20%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Growth Index primarily due to stock selection.

↑ Top contributors to performance: The information technology sector contributed to relative results, driven by stock selection. Favorable stock selection coupled with an underweight allocation to the consumer staples sector also aided relative performance. The utilities sector also boosted relative results. On an individual stock level, an overweight allocation to Vistra and underweight to Super Micro Computer contributed.

↓ Top detractors from performance: Stock selection in the real estate sector was a notable detractor from relative performance. Unfavorable stock selection and an underweight allocation to the energy sector also hindered relative returns during the period. At an individual stock level, CoStar Group & Halliburto detracted.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,160	$10,048	$9,782	$9,980
2016	$10,870	$11,328	$11,811	$10,712
2017	$13,509	$13,722	$13,729	$13,418
2018	$13,016	$13,003	$12,208	$12,781
2019	$17,792	$17,036	$15,406	$17,314
2020	$23,378	$20,595	$17,511	$23,477
2021	$26,484	$25,880	$21,846	$26,465
2022	$19,968	$20,908	$18,993	$19,394
2023	$24,045	$26,335	$22,115	$24,410
2024	$29,666	$32,605	$25,195	$29,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	23.38%	10.77%	11.49%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Effective with this report, the Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P MidCap 400® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,148,637,881
  # of Portfolio Holdings278
  Portfolio Turnover Rate45%
  Investment Advisory Fees Paid$7,531,425

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.8%
AppLovin Corp. - Class A	2.9%
Vistra Corp.	2.1%
Trade Desk, Inc. - Class A	1.8%
Axon Enterprise, Inc.	1.6%
Ameriprise Financial, Inc.	1.5%
AmerisourceBergen Corp.	1.5%
Verisk Analytics, Inc.	1.4%
Datadog, Inc. - Class A	1.4%
Fair Isaac Corp.	1.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.0%
Preferred Stock	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	29.0%
Industrials	16.1%
Consumer Discretionary	13.8%
Health Care	13.1%
Financials	12.5%
Communication Services	4.3%
Energy	4.1%
Real Estate	2.1%
Utilities	2.1%
Consumer Staples	1.9%
Materials	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IAXTX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914L469-AR

Class ADV: IGEAX

VY® T. Rowe Price Growth Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$139	1.21%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P 500® Index.

↑ Top contributors to performance: Sector allocation drove relative outperformance. Top performing sectors included communication services, information technology and health care. At an individual stock, Spotify contributed to performance.

↓ Top detractors from performance: At a sector level, financials & industrials and business services detracted from relative performance.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	S&P 500® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,026	$10,048	$10,138	$10,567
2016	$11,136	$11,328	$11,351	$11,315
2017	$14,802	$13,722	$13,828	$14,733
2018	$14,570	$13,003	$13,223	$14,511
2019	$18,962	$17,036	$17,386	$19,792
2020	$25,789	$20,595	$20,586	$27,409
2021	$30,828	$25,880	$26,496	$34,974
2022	$18,210	$20,908	$21,697	$24,783
2023	$26,618	$26,335	$27,401	$35,360
2024	$34,349	$32,605	$34,257	$47,154

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	29.05%	12.62%	13.13%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,559,548,415
  # of Portfolio Holdings69
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$9,496,085

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.1%
Apple, Inc.	12.0%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	8.7%
Alphabet, Inc. - Class A	6.5%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	2.8%
Visa, Inc. - Class A	2.6%
Tesla, Inc.	2.4%
Mastercard, Inc. - Class A	2.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Preferred Stock	0.5%
Common Stock	97.3%

Sector Allocation

Value	Value
Information Technology	53.8%
Consumer Discretionary	16.5%
Communication Services	14.7%
Health Care	9.1%
Financials	1.7%
Industrials	1.5%
Materials	0.5%
Short-Term Investments	2.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGEAX

VY® T. Rowe Price Growth Equity Portfolio

92914K784-AR

Class I: ITGIX

VY® T. Rowe Price Growth Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$82	0.71%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P 500® Index.

↑ Top contributors to performance: Sector allocation drove relative outperformance. Top performing sectors included communication services, information technology and health care. At an individual stock, Spotify contributed to performance.

↓ Top detractors from performance: At a sector level, financials & industrials and business services detracted from relative performance.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P 500® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,081	$10,048	$10,138	$10,567
2016	$11,248	$11,328	$11,351	$11,315
2017	$15,025	$13,722	$13,828	$14,733
2018	$14,862	$13,003	$13,223	$14,511
2019	$19,445	$17,036	$17,386	$19,792
2020	$26,576	$20,595	$20,586	$27,409
2021	$31,930	$25,880	$26,496	$34,974
2022	$18,946	$20,908	$21,697	$24,783
2023	$27,831	$26,335	$27,401	$35,360
2024	$36,094	$32,605	$34,257	$47,154

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	29.69%	13.17%	13.70%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,559,548,415
  # of Portfolio Holdings69
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$9,496,085

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.1%
Apple, Inc.	12.0%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	8.7%
Alphabet, Inc. - Class A	6.5%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	2.8%
Visa, Inc. - Class A	2.6%
Tesla, Inc.	2.4%
Mastercard, Inc. - Class A	2.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Preferred Stock	0.5%
Common Stock	97.3%

Sector Allocation

Value	Value
Information Technology	53.8%
Consumer Discretionary	16.5%
Communication Services	14.7%
Health Care	9.1%
Financials	1.7%
Industrials	1.5%
Materials	0.5%
Short-Term Investments	2.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ITGIX

VY® T. Rowe Price Growth Equity Portfolio

92914K776-AR

Class S: ITGSX

VY® T. Rowe Price Growth Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$111	0.96%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P 500® Index.

↑ Top contributors to performance: Sector allocation drove relative outperformance. Top performing sectors included communication services, information technology and health care. At an individual stock, Spotify contributed to performance.

↓ Top detractors from performance: At a sector level, financials & industrials and business services detracted from relative performance.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P 500® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,054	$10,048	$10,138	$10,567
2016	$11,192	$11,328	$11,351	$11,315
2017	$14,914	$13,722	$13,828	$14,733
2018	$14,715	$13,003	$13,223	$14,511
2019	$19,200	$17,036	$17,386	$19,792
2020	$26,181	$20,595	$20,586	$27,409
2021	$31,376	$25,880	$26,496	$34,974
2022	$18,573	$20,908	$21,697	$24,783
2023	$27,219	$26,335	$27,401	$35,360
2024	$35,209	$32,605	$34,257	$47,154

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	29.36%	12.89%	13.41%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,559,548,415
  # of Portfolio Holdings69
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$9,496,085

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.1%
Apple, Inc.	12.0%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	8.7%
Alphabet, Inc. - Class A	6.5%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	2.8%
Visa, Inc. - Class A	2.6%
Tesla, Inc.	2.4%
Mastercard, Inc. - Class A	2.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Preferred Stock	0.5%
Common Stock	97.3%

Sector Allocation

Value	Value
Information Technology	53.8%
Consumer Discretionary	16.5%
Communication Services	14.7%
Health Care	9.1%
Financials	1.7%
Industrials	1.5%
Materials	0.5%
Short-Term Investments	2.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ITGSX

VY® T. Rowe Price Growth Equity Portfolio

92914K792-AR

Class S2: ITRGX

VY® T. Rowe Price Growth Equity Portfolio

Annual Shareholder Report

                   December 31, 2024

This annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$128	1.11%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P 500® Index.

↑ Top contributors to performance: Sector allocation drove relative outperformance. Top performing sectors included communication services, information technology and health care. At an individual stock, Spotify contributed to performance.

↓ Top detractors from performance: At a sector level, financials & industrials and business services detracted from relative performance.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	S&P 500® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,038	$10,048	$10,138	$10,567
2016	$11,159	$11,328	$11,351	$11,315
2017	$14,847	$13,722	$13,828	$14,733
2018	$14,628	$13,003	$13,223	$14,511
2019	$19,057	$17,036	$17,386	$19,792
2020	$25,943	$20,595	$20,586	$27,409
2021	$31,046	$25,880	$26,496	$34,974
2022	$18,356	$20,908	$21,697	$24,783
2023	$26,855	$26,335	$27,401	$35,360
2024	$34,690	$32,605	$34,257	$47,154

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	29.18%	12.73%	13.25%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,559,548,415
  # of Portfolio Holdings69
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$9,496,085

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.1%
Apple, Inc.	12.0%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	8.7%
Alphabet, Inc. - Class A	6.5%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	2.8%
Visa, Inc. - Class A	2.6%
Tesla, Inc.	2.4%
Mastercard, Inc. - Class A	2.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Preferred Stock	0.5%
Common Stock	97.3%

Sector Allocation

Value	Value
Information Technology	53.8%
Consumer Discretionary	16.5%
Communication Services	14.7%
Health Care	9.1%
Financials	1.7%
Industrials	1.5%
Materials	0.5%
Short-Term Investments	2.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITRGX

VY® T. Rowe Price Growth Equity Portfolio

92914L477-AR

(b)       Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Christopher P. Sullivan are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal year ended December 31, 2024 and December 31, 2023.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $804,130 for the year ended December 31, 2024 and $795,850 for the year ended December 31, 2023.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of each respective registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended December 31, 2024 and $0 for the year ended December 31, 2023.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $187,111 for the year ended December 31, 2024 and $169,842 for the year ended December 31, 2023. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended December 31, 2024 and $0 for the year ended December 31, 2023.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.            Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.            Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.            Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.            Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.            Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.            Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.       Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.            Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.            Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 16, 2023

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:            January 1, 2024 to December 31, 2024

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended December 31, 2024 and December 31, 2023; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2023	2023
Voya Partners, Inc.	$187,111	$169,842
Voya Investments, LLC (1)	$15,784,141	$17,183,452

(1) Each Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

December 31, 2024

Classes ADV, I, R6, S and S2

Voya Partners, Inc.

■	Voya Global Bond Portfolio
■	Voya Global Insights Portfolio
■	Voya International High Dividend Low Volatility Portfolio
■	VY® American Century Small-Mid Cap Value Portfolio
■	VY® Baron Growth Portfolio
■	VY® Columbia Contrarian Core Portfolio
■	VY® Columbia Small Cap Value II Portfolio
■	VY® Invesco Comstock Portfolio
■	VY® Invesco Equity and Income Portfolio
■	VY® JPMorgan Mid Cap Value Portfolio
■	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
■	VY® T. Rowe Price Growth Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Global Bond Portfolio, Voya International High Dividend Low Volatility Portfolio, VY® American Century Small-Mid Cap Value Portfolio, VY® Baron Growth Portfolio, VY® Columbia Contrarian Core Portfolio, VY® Columbia Small Cap Value II Portfolio, VY® Invesco Comstock Portfolio, VY® Invesco Equity and Income Portfolio, Voya Global Insights Portfolio , VY® JPMorgan Mid Cap Value Portfolio, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio and VY® T. Rowe Price Growth Equity Portfolio and the Board of Directors of Voya Partners, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Global Bond Portfolio, Voya International High Dividend Low Volatility Portfolio, VY® American Century Small-Mid Cap Value Portfolio, VY® Baron Growth Portfolio, VY® Columbia Contrarian Core Portfolio, VY® Columbia Small Cap Value II Portfolio, VY® Invesco Comstock Portfolio, VY® Invesco Equity and Income Portfolio, Voya Global Insights Portfolio, VY® JPMorgan Mid Cap Value Portfolio, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio and VY® T. Rowe Price Growth Equity Portfolio (collectively referred to as the “Portfolios”) (twelve of the portfolios constituting Voya Partners, Inc. (the “Company”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (twelve of the portfolios constituting Voya Partners, Inc.) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$89,909,814	$1,072,350,927	$287,946,080	$291,107,903
Investments in affiliated underlying funds at fair value**	9,381,429	–	–	–
Short-term investments at fair value†	4,721,232	27,333,611	9,472,431	9,293,324
Cash	–	–	369,798	–
Cash collateral for futures contracts	518,555	–	–	–
Cash pledged for centrally cleared swaps (Note 2)	1,385,000	–	–	–
Cash pledged as collateral for OTC derivatives (Note 2)	330,000	–	–	–
Foreign currencies at value‡	205,808	1,320,612	62,501	26,136
Receivables:
Investment securities and currencies sold	1,211,720	–	2,406,910	1,028,145
Investment securities sold on a delayed- delivery or when-issued basis	2,217,871	–	–	–
Fund shares sold	253,997	558,908	3,434,963	148,238
Dividends	58,710	289,220	364,660	497,467
Interest	910,588	–	492	–
Foreign tax reclaims	9,027	1,619,322	1,754,583	24,269
Variation margin on futures contracts	17,078	–	–	–
Variation margin on centrally cleared swaps	16,081	–	–	–
Unrealized appreciation on forward foreign currency contracts	157,053	–	974	196,472
Unrealized appreciation on forward premium swaptions	147,960	–	–	–
Unrealized appreciation on OTC swap agreements	3,606	–	–	–
Prepaid expenses	649	7,046	1,926	1,794
Reimbursement due from Investment Adviser	25,446	67,547	313	27,258
Due from broker	260,000	–	–	–
Other assets	12,751	77,973	43,230	14,522
Total assets	111,754,375	1,103,625,166	305,858,861	302,365,528

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024 (CONTINUED)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
LIABILITIES:
Income distribution payable	68	–	–	–
Payable for investment securities and currencies purchased	225,440	–	1,743,899	709,093
Payable for investment securities purchased on a delayed-delivery or when-issued basis	7,276,797	–	–	–
Payable for fund shares redeemed	291	329,841	897	13,299
Payable upon receipt of securities loaned	1,226,791	–	9,472,431	4,238,613
Unrealized depreciation on forward foreign currency contracts	949,210	–	3,278	1,635
Unrealized depreciation on forward premium swaptions	76,062	–	–	–
Unrealized depreciation on OTC swap agreements	8,151	–	–	–
Payable for investment management fees	51,878	650,469	149,539	233,813
Payable for distribution and shareholder service fees	15,142	74,266	46,013	61,531
Payable to custodian due to bank overdraft	257,145	–	–	–
Payable to directors under the deferred
compensation plan (Note 6)	12,751	77,973	43,230	14,522
Payable for directors fees	268	2,842	786	762
Payable for foreign capital gains tax	–	1,294,085	–	–
Other accrued expenses and liabilities	74,621	403,964	117,846	146,765
Written options, at fair value^	64,873	–	–	–
Total liabilities	10,239,488	2,833,440	11,577,919	5,420,033
NET ASSETS	$101,514,887	$1,100,791,726	$294,280,942	$296,945,495

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$129,573,800	$904,477,428	$253,611,218	$266,522,865
Total distributable earnings (loss)	(28,058,913)	196,314,298	40,669,724	30,422,630
NET ASSETS	$101,514,887	$1,100,791,726	$294,280,942	$296,945,495

+ Including securities loaned at value	$1,177,209	$—	$8,979,104	$4,123,881
* Cost of investments in securities	$95,495,634	$960,615,008	$264,170,522	$283,316,901
** Cost of investments in affiliated underlying funds	$9,241,244	$—	$—	$—
† Cost of short-term investments	$4,721,409	$27,333,611	$9,472,431	$9,293,324
‡ Cost of foreign currencies	$187,885	$1,323,827	$62,473	$26,218
^ Premiums received on written options	$73,926	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024 (CONTINUED)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$12,275,026	$107,407,603	$23,774,316	$98,760,076
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,573,856	14,378,197	2,371,031	9,589,458
Net asset value and redemption price per share	$7.80	$7.47	$10.03	$10.30
Class I
Net assets	$70,015,980	$887,327,982	$100,393,875	$116,321,853
Shares authorized	100,000,000	250,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,810,702	94,629,111	9,876,631	10,059,626
Net asset value and redemption price per share	$7.95	$9.38	$10.16	$11.56
Class S
Net assets	$19,223,881	$103,332,566	$170,017,587	$80,027,593
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,422,286	13,110,556	16,841,143	7,097,083
Net asset value and redemption price per share	$7.94	$7.88	$10.10	$11.28
Class S2
Net assets	n/a	$2,723,575	$95,164	$1,835,973
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	397,837	9,281	178,050
Net asset value and redemption price per share	n/a	$6.85	$10.25	$10.31

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024

			VY®
	VY®	VY®	Columbia	VY®
	Baron	Columbia	Small Cap	Invesco
	Growth	Contrarian Core	Value II	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value*	$437,412,027	$76,178,285	$133,140,686	$228,025,591
Short-term investments at fair value†	182,706	786,713	1,312,228	4,575,116
Foreign currencies at value‡	–	–	–	584
Receivables:
Investment securities sold	–	77,620	615,204	–
Fund shares sold	167,653	9,993	20,641	34,963
Dividends	420,924	35,678	130,729	335,439
Foreign tax reclaims	–	33,584	–	24,512
Unrealized appreciation on forward foreign currency contracts	–	–	–	162,356
Prepaid expenses	2,989	439	901	1,529
Reimbursement due from Investment Adviser	38,978	38,371	4,918	20,400
Other assets	34,398	13,261	9,348	22,778
Total assets	438,259,675	77,173,944	135,234,655	233,203,268

LIABILITIES:
Payable for investment securities purchased	–	37,893	811,035	–
Payable for fund shares redeemed	338	220,073	141,111	171,877
Unrealized depreciation on forward foreign currency contracts	–	–	–	2,749
Payable for investment management fees	361,372	57,352	96,956	141,539
Payable for distribution and shareholder service fees	84,603	23,870	25,150	33,734
Payable to directors under the deferred compensation plan (Note 6)	34,398	13,261	9,348	22,778
Payable for directors fees	1,159	186	351	603
Other accrued expenses and liabilities	152,205	30,665	42,152	60,101
Total liabilities	634,075	383,300	1,126,103	433,381
NET ASSETS	$437,625,600	$76,790,644	$134,108,552	$232,769,887

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$11,708,930	$50,196,218	$93,415,155	$165,499,915
Total distributable earnings	425,916,670	26,594,426	40,693,397	67,269,972
NET ASSETS	$437,625,600	$76,790,644	$134,108,552	$232,769,887

* Cost of investments in securities	$84,196,438	$55,391,709	$115,963,823	$186,065,117
† Cost of short-term investments	$182,706	$786,713	$1,312,228	$4,575,116
‡ Cost of foreign currencies	$—	$—	$—	$575

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024 (CONTINUED)

			VY®
	VY®	VY®	Columbia	VY®
	Baron	Columbia	Small Cap	Invesco
	Growth	Contrarian Core	Value II	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$97,071,808	$40,494,210	$24,128,062	$30,575,488
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,821,553	2,813,712	1,511,086	1,496,411
Net asset value and redemption price per share	$20.13	$14.39	$15.97	$20.43
Class I
Net assets	$111,695,905	$7,768,613	$37,210,429	$109,516,682
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,175,112	452,911	2,196,115	5,288,945
Net asset value and redemption price per share	$26.75	$17.15	$16.94	$20.71
Class R6
Net assets	$35,984,218	n/a	$8,064,217	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	1,342,598	n/a	474,926	n/a
Net asset value and redemption price per share	$26.80	n/a	$16.98	n/a
Class S
Net assets	$190,790,406	$28,527,821	$62,974,903	$92,677,717
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,105,962	1,775,111	3,739,188	4,468,395
Net asset value and redemption price per share	$23.54	$16.07	$16.84	$20.74
Class S2
Net assets	$2,083,263	n/a	$1,730,941	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	100,253	n/a	108,364	n/a
Net asset value and redemption price per share	$20.78	n/a	$15.97	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024

	VY®	VY®	VY®
	Invesco	JPMorgan	T. Rowe Price	VY®
	Equity and	Mid Cap	Diversified Mid Cap	T. Rowe Price
	Income	Value	Growth	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$443,876,245	$280,196,865	$1,148,008,911	$1,525,669,004
Short-term investments at fair value†	28,749,138	12,128,419	11,810,698	32,523,012
Cash	–	–	533,302	2,292,773
Foreign currencies at value‡	110,341	–	–	–
Receivables:
Investment securities sold	–	–	1,874,590	1,651,088
Fund shares sold	70,805	2,765	89,436	134,102
Dividends	371,776	358,702	285,379	119,389
Interest	938,555	–	588	2,796
Foreign tax reclaims	44,768	–	6,433	5,787
Unrealized appreciation on forward foreign currency contracts	191,482	–	–	–
Prepaid expenses	6,750	1,886	6,693	9,401
Reimbursement due from Investment Adviser	60,085	48,743	67,857	–
Other assets	80,949	22,686	48,290	77,482
Total assets	474,500,894	292,760,066	1,162,732,177	1,562,484,834

LIABILITIES:
Payable for investment securities purchased	–	–	580,358	21,558
Payable for fund shares redeemed	1,161,015	328,750	1,147,643	1,264,040
Payable upon receipt of securities loaned	8,764,901	2,617,257	11,262,841	–
Unrealized depreciation on forward foreign currency contracts	45,958	–	–	–
Payable for investment management fees	250,541	208,076	757,167	893,822
Payable for distribution and shareholder service fees	19,946	62,679	40,878	153,917
Payable to directors under the deferred compensation plan (Note 6)	80,949	22,686	48,290	77,482
Payable for directors fees	2,112	755	2,741	3,818
Other accrued expenses and liabilities	145,437	98,623	254,378	521,782
Total liabilities	10,470,859	3,338,826	14,094,296	2,936,419
NET ASSETS	$464,030,035	$289,421,240	$1,148,637,881	$1,559,548,415

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$286,952,038	$172,878,961	$746,709,108	$730,205,757
Total distributable earnings	177,077,997	116,542,279	401,928,773	829,342,658
NET ASSETS	$464,030,035	$289,421,240	$1,148,637,881	$1,559,548,415

+ Including securities loaned at value	$8,524,060	$2,559,815	$11,006,200	$—
* Cost of investments in securities	$392,509,260	$197,461,802	$874,370,397	$977,539,684
† Cost of short-term investments	$28,749,092	$12,128,419	$11,810,698	$32,523,012
‡ Cost of foreign currencies	$110,887	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2024 (CONTINUED)

	VY®	VY®	VY®
	Invesco	JPMorgan	T. Rowe Price	VY®
	Equity and	Mid Cap	Diversified Mid Cap	T. Rowe Price
	Income	Value	Growth	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$40,719,841	$76,216,461	$73,396,986	$314,966,009
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	994,284	4,979,849	8,570,858	3,991,115
Net asset value and redemption price per share	$40.95	$15.30	$8.56	$78.92
Class I
Net assets	$399,506,368	$81,067,463	$914,314,901	$1,175,078,186
Shares authorized	100,000,000	100,000,000	250,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,486,514	5,001,331	80,015,789	11,842,246
Net asset value and redemption price per share	$42.11	$16.21	$11.43	$99.23
Class R6
Net assets	n/a	n/a	$128,959,029	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	11,251,010	n/a
Net asset value and redemption price per share	n/a	n/a	$11.46	n/a
Class S
Net assets	$19,709,779	$131,292,749	$28,931,267	$63,728,960
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	473,853	8,272,706	2,818,742	714,432
Net asset value and redemption price per share	$41.59	$15.87	$10.26	$89.20
Class S2
Net assets	$4,094,047	$844,567	$3,035,698	$5,775,260
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	100,766	55,304	346,835	70,173
Net asset value and redemption price per share	$40.63	$15.27	$8.75	$82.30

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$30,324	$14,645,185	$13,587,967	$7,509,135
Dividends from affiliated underlying funds	821,508	—	—	—
Interest, net of foreign taxes withheld*	3,834,015	13,206	1,745,029	352
Securities lending income, net	28,175	—	73,628	38,579
Other	537	5,614	1,563	1,490
Total investment income	4,714,559	14,664,005	15,408,187	7,549,556

EXPENSES:
Investment management fees	643,982	7,971,654	1,887,610	2,771,899
Distribution and shareholder service fees:
Class ADV	65,255	554,975	125,297	510,347
Class S	52,584	290,155	462,808	204,403
Class S2	—	10,773	768	7,239
Transfer agent fees:
Class ADV	16,325	117,764	19,537	168,830
Class I	91,617	964,214	81,257	196,775
Class S	26,309	123,685	144,304	135,240
Class S2	—	2,847	149	2,993
Shareholder reporting expense	20,314	119,850	36,676	11,268
Professional fees	14,688	150,640	33,048	22,392
Custody and accounting expense	91,524	245,500	118,940	90,000
Directors fees	2,684	28,417	7,865	7,617
Miscellaneous expense	14,151	102,618	36,824	21,362
Interest expense	—	8,723	8,627	4,323
Total expenses	1,039,433	10,691,815	2,963,710	4,154,688
Waived and reimbursed fees	(201,918)	(1,255,724)	(313)	(830,738)
Net expenses	837,515	9,436,091	2,963,397	3,323,950
Net investment income	3,877,044	5,227,914	12,444,790	4,225,606

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(839,239)	84,089,174	19,281,031	20,580,982
Sale of affiliated underlying funds	(502,808)	—	—	—
Capital gain distributions from affiliated underlying funds	158,781	—	—	—
Forward foreign currency contracts	(2,548,202)	251,751	100,864	954,006
Foreign currency related transactions	111,708	(593,685)	(221,247)	(152,359)
Futures	(110,756)	—	—	—
Swaps	(171,317)	—	—	—
Written options	377,988	—	—	—
Net realized gain (loss)	(3,523,845)	83,747,240	19,160,648	21,382,629
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(12,627)	12,002,079	(9,149,258)	(2,489,420)
Affiliated underlying funds	435,070	—	—	—
Forward foreign currency contracts	(1,814,266)	(4,078)	(2,304)	356,925
Foreign currency related transactions	(12,685)	(57,322)	(46,626)	(1,772)
Futures	(964,715)	—	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024 (CONTINUED)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
Swaps	957,275	—	—	—
Written options	(32,432)	—	—	—
Net change in unrealized appreciation (depreciation)	(1,444,380)	11,940,679	(9,198,188)	(2,134,267)
Net realized and unrealized gain (loss)	(4,968,225)	95,687,919	9,962,460	19,248,362
Increase (decrease) in net assets resulting from operations	$(1,091,181)	$100,915,833	$22,407,250	$23,473,968

* Foreign taxes withheld	$2,412	$985,925	$1,376,914	$113,083
^ Foreign capital gains taxes withheld	$—	$1,092,065	$—	$—
# Change in foreign capital gains taxes accrued	$—	$99,737	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

			VY®
	VY®	VY®	Columbia	VY®
	Baron	Columbia	Small Cap	Invesco
	Growth	Contrarian Core	Value II	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,470,892	$968,098	$2,386,431	$5,867,489
Interest	1,342	8	12	115
Securities lending income, net	—	—	—	6,910
Other	2,300	348	697	1,189
Total investment income	6,474,534	968,454	2,387,140	5,875,703

EXPENSES:
Investment management fees	4,404,548	669,963	1,193,574	1,688,338
Distribution and shareholder service fees:
Class ADV	517,273	195,163	120,895	156,115
Class S	502,240	69,093	165,230	232,019
Class S2	8,726	—	6,659	—
Transfer agent fees:
Class ADV	142,208	31,601	24,271	20,408
Class I	163,238	6,462	40,375	76,576
Class R6	38	—	31	—
Class S	276,146	22,797	66,342	60,660
Class S2	2,996	—	1,672	—
Shareholder reporting expense	13,250	4,695	6,688	7,128
Registration fees	—	203	—	—
Professional fees	46,098	11,610	19,408	25,548
Custody and accounting expense	31,302	14,179	16,132	31,864
Directors fees	11,592	1,862	3,510	6,030
Miscellaneous expense	31,094	8,896	14,940	17,111
Interest expense	14,922	—	365	—
Total expenses	6,165,671	1,036,524	1,680,092	2,321,797
Waived and reimbursed fees	(526,444)	(246,787)	(91,690)	(238,806)
Brokerage commission recapture	—	(1,496)	(15,052)	—
Net expenses	5,639,227	788,241	1,573,350	2,082,991
Net investment income	835,307	180,213	813,790	3,792,712

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	73,892,455	6,708,629	24,009,837	30,010,492
Forward foreign currency contracts	—	—	—	351,882
Foreign currency related transactions	3	—	—	(40,080)
Net realized gain	73,892,458	6,708,629	24,009,837	30,322,294
Net change in unrealized appreciation (depreciation) on:
Investments	(53,863,803)	8,125,959	(10,044,050)	(168,720)
Forward foreign currency contracts	—	—	—	215,242
Foreign currency related transactions	2	—	—	(725)
Net change in unrealized appreciation (depreciation)	(53,863,801)	8,125,959	(10,044,050)	45,797
Net realized and unrealized gain	20,028,657	14,834,588	13,965,787	30,368,091
Increase in net assets resulting from operations	$20,863,964	$15,014,801	$14,779,577	$34,160,803

* Foreign taxes withheld	$—	$4,848	$5,470	$58,613

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2024

	VY®	VY®	VY®
	Invesco	JPMorgan	T. Rowe Price	VY®
	Equity and	Mid Cap	Diversified Mid Cap	T. Rowe Price
	Income	Value	Growth	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$12,987,185	$5,615,568	$7,066,730	$7,062,399
Interest	9,060,345	1,574	24,780	101,235
Securities lending income, net	205,989	1,654	27,571	23,929
Other	4,778	1,480	5,187	7,354
Total investment income	22,258,297	5,620,276	7,124,268	7,194,917

EXPENSES:
Investment management fees	5,454,351	2,567,985	8,112,717	10,691,569
Distribution and shareholder service fees:
Class ADV	205,368	387,512	346,998	1,541,149
Class S	553,071	344,188	73,674	151,366
Class S2	684,154	3,353	11,607	23,133
Transfer agent fees:
Class ADV	23,457	89,130	58,549	206,042
Class I	234,962	99,224	731,176	768,661
Class R6	—	—	52	—
Class S	123,789	158,470	24,909	40,486
Class S2	95,565	962	2,443	3,863
Shareholder reporting expense	24,307	24,720	78,196	37,811
Professional fees	99,031	31,524	105,082	138,192
Custody and accounting expense	122,230	25,379	66,100	100,951
Directors fees	21,119	7,555	27,407	38,178
Miscellaneous expense	58,733	19,727	60,593	54,546
Interest expense	—	1,979	969	12,092
Total expenses	7,700,137	3,761,708	9,700,472	13,808,039
Waived and reimbursed fees	(856,388)	(431,910)	(581,292)	(1,195,484)
Brokerage commission recapture	—	(9,487)	—	—
Net expenses	6,843,749	3,320,311	9,119,180	12,612,555
Net investment income (loss)	15,414,548	2,299,965	(1,994,912)	(5,417,638)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	127,753,913	35,073,768	131,237,630	287,963,557
Forward foreign currency contracts	225,083	—	—	—
Foreign currency related transactions	(26,691)	—	—	2,047
Futures	(123,985)	—	—	—
Net realized gain	127,828,320	35,073,768	131,237,630	287,965,604
Net change in unrealized appreciation (depreciation) on:
Investments	(49,341,775)	2,890,716	106,472,386	111,316,545
Forward foreign currency contracts	303,787	—	—	—
Foreign currency related transactions	(8,103)	—	—	(377)
Futures	140,475	—	—	—
Net change in unrealized appreciation (depreciation)	(48,905,616)	2,890,716	106,472,386	111,316,168
Net realized and unrealized gain	78,922,704	37,964,484	237,710,016	399,281,772
Increase in net assets resulting from operations	$94,337,252	$40,264,449	$235,715,104	$393,864,134

* Foreign taxes withheld	$120,869	$—	$11,531	$61,745

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Portfolio		Voya Global Insights Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$3,877,044	$4,127,469	$5,227,914	$291,308
Net realized gain (loss)	(3,523,845)	(3,413,678)	83,747,240	658,297,959
Net change in unrealized appreciation (depreciation)	(1,444,380)	5,949,618	11,940,679	(341,533,823)
Increase (decrease) in net assets resulting from operations	(1,091,181)	6,663,409	100,915,833	317,055,444

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(328,883)	(70,993,564)	(12,912,543)
Class I	(243,127)	(2,321,480)	(512,705,989)	(98,532,842)
Class S	(10,523)	(568,595)	(71,369,455)	(14,309,296)
Class S2	—	—	(1,836,836)	(286,385)
Return of capital:
Class ADV	(495,358)	(117,703)	—	—
Class I	(2,904,926)	(670,532)	—	—
Class S	(841,534)	(180,277)	—	—
Total distributions	(4,495,468)	(4,187,470)	(656,905,844)	(126,041,066)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,647,507	4,128,561	7,153,669	20,371,389
Reinvestment of distributions	4,493,800	4,187,470	656,905,844	126,041,066
	12,141,307	8,316,031	664,059,513	146,412,455
Cost of shares redeemed	(20,548,455)	(14,858,677)	(191,436,881)	(209,905,930)
Net increase (decrease) in net assets resulting from capital share transactions	(8,407,148)	(6,542,646)	472,622,632	(63,493,475)
Net increase (decrease) in net assets	(13,993,797)	(4,066,707)	(83,367,379)	127,520,903

NET ASSETS:
Beginning of year or period	115,508,684	119,575,391	1,184,159,105	1,056,638,202
End of year or period	$101,514,887	$115,508,684	$1,100,791,726	$1,184,159,105

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		VY® American
	International High Dividend		Century Small-Mid
	Low Volatility Portfolio		Cap Value Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$12,444,790	$12,063,759	$4,225,606	$4,525,009
Net realized gain	19,160,648	8,395,419	21,382,629	10,013,720
Net change in unrealized appreciation (depreciation)	(9,198,188)	24,202,699	(2,134,267)	13,244,387
Increase in net assets resulting from operations	22,407,250	44,661,877	23,473,968	27,783,116

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,084,610)	(969,483)	(4,793,420)	(14,503,355)
Class I	(4,844,087)	(4,689,379)	(5,412,824)	(17,999,983)
Class S	(8,049,465)	(8,310,875)	(3,636,062)	(11,724,728)
Class S2	(8,740)	(6,328)	(85,450)	(252,395)
Total distributions	(13,986,902)	(13,976,065)	(13,927,756)	(44,480,461)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,045,405	6,916,567	14,565,301	22,039,854
Reinvestment of distributions	13,986,902	13,976,065	13,927,756	44,480,461
	26,032,307	20,892,632	28,493,057	66,520,315
Cost of shares redeemed	(64,777,351)	(62,800,366)	(58,885,377)	(87,458,604)
Net decrease in net assets resulting from capital share transactions	(38,745,044)	(41,907,734)	(30,392,320)	(20,938,289)
Net decrease in net assets	(30,324,696)	(11,221,922)	(20,846,108)	(37,635,634)

NET ASSETS:
Beginning of year or period	324,605,638	335,827,560	317,791,603	355,427,237
End of year or period	$294,280,942	$324,605,638	$296,945,495	$317,791,603

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Baron		VY® Columbia
	Growth Portfolio		Contrarian Core Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income (loss)	$835,307	$(906,704)	$180,213	$181,523
Net realized gain	73,892,458	21,243,966	6,708,629	1,696,966
Net change in unrealized appreciation (depreciation)	(53,863,801)	46,874,120	8,125,959	12,968,483
Increase in net assets resulting from operations	20,863,964	67,211,382	15,014,801	14,846,972

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(5,481,457)	(7,127,554)	(913,679)	(10,045,623)
Class I	(4,712,343)	(6,599,482)	(177,282)	(2,181,053)
Class R6	(1,540,840)	(2,056,896)	—	—
Class S	(9,071,555)	(12,764,976)	(599,006)	(7,275,819)
Class S2	(111,688)	(146,175)	—	—
Total distributions	(20,917,883)	(28,695,083)	(1,689,967)	(19,502,495)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,795,488	23,643,693	10,361,113	7,885,619
Reinvestment of distributions	20,917,883	28,695,083	1,689,967	19,502,495
	31,713,371	52,338,776	12,051,080	27,388,114
Cost of shares redeemed	(90,098,720)	(61,357,510)	(12,860,734)	(5,521,192)
Net increase (decrease) in net assets resulting from capital share transactions	(58,385,349)	(9,018,734)	(809,654)	21,866,922
Net increase (decrease) in net assets	(58,439,268)	29,497,565	12,515,180	17,211,399

NET ASSETS:
Beginning of year or period	496,064,868	466,567,303	64,275,464	47,064,065
End of year or period	$437,625,600	$496,064,868	$76,790,644	$64,275,464

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY®
	Columbia Small Cap		VY® Invesco
	Value II Portfolio		Comstock Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$813,790	$1,569,977	$3,792,712	$4,332,915
Net realized gain	24,009,837	11,430,387	30,322,294	21,514,491
Net change in unrealized appreciation (depreciation)	(10,044,050)	6,064,337	45,797	2,777,202
Increase in net assets resulting from operations	14,779,577	19,064,701	34,160,803	28,624,608

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(2,556,723)	(1,830,517)	(3,247,125)	(4,366,152)
Class I	(3,745,164)	(3,879,556)	(11,999,703)	(19,603,597)
Class R6	(896,943)	(808,468)	—	—
Class S	(6,708,363)	(5,065,500)	(9,781,006)	(12,583,981)
Class S2	(167,853)	(119,642)	—	—
Total distributions	(14,075,046)	(11,703,683)	(25,027,834)	(36,553,730)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,891,344	18,108,707	19,114,608	20,234,648
Reinvestment of distributions	14,075,046	11,703,683	25,027,834	36,553,730
	25,966,390	29,812,390	44,142,442	56,788,378
Cost of shares redeemed	(46,285,909)	(39,518,832)	(75,020,669)	(56,375,582)
Net increase (decrease) in net assets resulting from capital share transactions	(20,319,519)	(9,706,442)	(30,878,227)	412,796
Net decrease in net assets	(19,614,988)	(2,345,424)	(21,745,258)	(7,516,326)

NET ASSETS:
Beginning of year or period	153,723,540	156,068,964	254,515,145	262,031,471
End of year or period	$134,108,552	$153,723,540	$232,769,887	$254,515,145

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY®		VY®
	Invesco Equity and		JPMorgan Mid Cap
	Income Portfolio		Value Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$15,414,548	$19,125,502	$2,299,965	$2,805,842
Net realized gain	127,828,320	69,760,939	35,073,768	15,125,556
Net change in unrealized appreciation (depreciation)	(48,905,616)	7,939,500	2,890,716	13,066,428
Increase in net assets resulting from operations	94,337,252	96,825,941	40,264,449	30,997,826

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(4,056,545)	(3,002,847)	(4,478,035)	(8,189,523)
Class I	(40,887,652)	(32,095,901)	(4,894,616)	(11,031,784)
Class S	(21,788,848)	(24,208,138)	(7,886,381)	(14,959,142)
Class S2	(17,167,665)	(18,987,426)	(49,084)	(81,614)
Total distributions	(83,900,710)	(78,294,312)	(17,308,116)	(34,262,063)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,697,397	12,479,116	9,282,518	8,443,466
Reinvestment of distributions	83,900,710	78,294,312	17,308,116	34,262,063
	91,598,107	90,773,428	26,590,634	42,705,529
Cost of shares redeemed	(665,533,256)	(161,030,113)	(72,592,527)	(68,183,635)
Net decrease in net assets resulting from capital share transactions	(573,935,149)	(70,256,685)	(46,001,893)	(25,478,106)
Net decrease in net assets	(563,498,607)	(51,725,056)	(23,045,560)	(28,742,343)

NET ASSETS:
Beginning of year or period	1,027,528,642	1,079,253,698	312,466,800	341,209,143
End of year or period	$464,030,035	$1,027,528,642	$289,421,240	$312,466,800

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY®
	T. Rowe Price Diversified Mid Cap		VY® T. Rowe Price
	Growth Portfolio		Growth Equity Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment loss	$(1,994,912)	$(11,714)	$(5,417,638)	$(3,782,296)
Net realized gain	131,237,630	111,592,206	287,965,604	158,228,133
Net change in unrealized appreciation (depreciation)	106,472,386	80,904,848	111,316,168	368,664,117
Increase in net assets resulting from operations	235,715,104	192,485,340	393,864,134	523,109,954

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(8,960,523)	(107,713)	(36,887,816)	(5,190,346)
Class I	(86,206,752)	(1,166,965)	(111,056,945)	(18,136,947)
Class R6	(13,548,558)	(147,085)	—	—
Class S	(3,256,156)	(42,748)	(6,314,623)	(915,312)
Class S2	(373,484)	(4,426)	(673,018)	(91,490)
Total distributions	(112,345,473)	(1,468,937)	(154,932,402)	(24,334,095)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	69,907,104	31,167,776	41,913,544	96,784,357
Reinvestment of distributions	112,345,473	1,468,937	154,932,402	24,334,095
	182,252,577	32,636,713	196,845,946	121,118,452
Cost of shares redeemed	(198,832,944)	(195,626,075)	(330,574,230)	(376,903,651)
Net decrease in net assets resulting from capital share transactions	(16,580,367)	(162,989,362)	(133,728,284)	(255,785,199)
Net increase in net assets	106,789,264	28,027,041	105,203,448	242,990,660

NET ASSETS:
Beginning of year or period	1,041,848,617	1,013,821,576	1,454,344,967	1,211,354,307
End of year or period	$1,148,637,881	$1,041,848,617	$1,559,548,415	$1,454,344,967

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Global Bond Portfolio(5)
Class ADV
12-31-24	8.22	0.26	•	(0.38)	(0.12)	—	—	0.30	0.30	—	7.80	(1.44)	1.36	1.17	1.17	3.22	12,275	149
12-31-23	8.04	0.25	•	0.19	0.44	0.19	—	0.07	0.26	—	8.22	5.62	1.35	1.17	1.17	3.18	13,790	264
12-31-22	10.13	0.21	•	(2.10)	(1.89)	—	—	0.20	0.20	—	8.04	(18.75)	1.31	1.17	1.17	2.38	14,350	194
12-31-21	11.28	0.27	•	(0.85)	(0.58)	0.49	—	0.08	0.57	—	10.13	(5.21)	1.30	1.17	1.17	2.54	19,156	144
12-31-20	10.64	0.28		0.62	0.90	0.26	—	—	0.26	—	11.28	8.58	1.28	1.17	1.17	2.50	21,097	150
Class I
12-31-24	8.38	0.30	•	(0.38)	(0.08)	0.03	—	0.32	0.35	—	7.95	(0.97)	0.86	0.67	0.67	3.72	70,016	149
12-31-23	8.19	0.34	•	0.16	0.50	0.24	—	0.07	0.31	—	8.38	6.24	0.85	0.67	0.67	4.20	79,766	264
12-31-22	10.32	0.25	•	(2.13)	(1.88)	—	—	0.25	0.25	—	8.19	(18.35)	0.81	0.67	0.67	2.88	83,034	194
12-31-21	11.49	0.33	•	(0.87)	(0.54)	0.55	—	0.08	0.63	—	10.32	(4.78)	0.80	0.67	0.67	3.04	110,162	144
12-31-20	10.83	0.33	•	0.64	0.97	0.31	—	—	0.31	—	11.49	9.20	0.78	0.67	0.67	3.00	125,244	150
Class S
12-31-24	8.37	0.28	•	(0.38)	(0.10)	0.01	—	0.32	0.33	—	7.94	(1.22)	1.11	0.92	0.92	3.48	19,224	149
12-31-23	8.18	0.12	•	0.36	0.48	0.22	—	0.07	0.29	—	8.37	5.97	1.10	0.92	0.92	1.51	21,952	264
12-31-22	10.30	0.23	•	(2.12)	(1.89)	—	—	0.23	0.23	—	8.18	(18.49)	1.06	0.92	0.92	2.63	22,191	194
12-31-21	11.47	0.30	*	(0.87)	(0.57)	0.52	—	0.08	0.60	—	10.30	(5.03)	1.05	0.92	0.92	2.79	29,562	144
12-31-20	10.82	0.31		0.63	0.94	0.29	—	—	0.29	—	11.47	8.85	1.03	0.92	0.92	2.75	33,183	150
Voya Global Insights Portfolio
Class ADV
12-31-24	16.32	0.00	*•	0.71	0.71	—	9.56	—	9.56	—	7.47	8.82	1.37	1.26	1.26	0.04	107,408	126
12-31-23	13.99	(0.06	)•	4.40	4.34	—	2.01	—	2.01	—	16.32	31.96	1.36	1.30	1.30	(0.41)	114,505	107
12-31-22	24.55	(0.06	)•	(7.57)	(7.63)	—	2.93	—	2.93	—	13.99	(32.28)	1.35	1.30	1.30	(0.38)	93,472	13
12-31-21	22.38	(0.19	)•	3.51	3.32	—	1.15	—	1.15	—	24.55	14.80	1.33	1.30	1.30	(0.80)	149,741	7
12-31-20	18.41	(0.10	)•	4.91	4.81	0.13	0.71	—	0.84	—	22.38	27.19	1.35	1.30	1.30	(0.53)	131,946	8
Class I
12-31-24	17.99	0.07	•	0.88	0.95	—	9.56	—	9.56	—	9.38	9.43	0.87	0.76	0.76	0.53	887,328	126
12-31-23	15.20	0.02	•	4.79	4.81	0.01	2.01	—	2.02	—	17.99	32.54	0.86	0.80	0.80	0.10	940,045	107
12-31-22	26.21	0.02	•	(8.10)	(8.08)	—	2.93	—	2.93	—	15.20	(31.93)	0.85	0.80	0.80	0.12	852,916	13
12-31-21	23.71	(0.08	)•	3.73	3.65	—	1.15	—	1.15	—	26.21	15.37	0.83	0.80	0.80	(0.30)	1,381,312	7
12-31-20	19.46	(0.01	)•	5.20	5.19	0.23	0.71	—	0.94	—	23.71	27.78	0.85	0.80	0.80	(0.03)	1,332,750	8
Class S
12-31-24	16.66	0.04	•	0.74	0.78	—	9.56	—	9.56	—	7.88	9.09	1.12	1.01	1.01	0.29	103,333	126
12-31-23	14.22	(0.02	)•	4.47	4.45	—	2.01	—	2.01	—	16.66	32.24	1.11	1.05	1.05	(0.15)	127,024	107
12-31-22	24.83	(0.02	)•	(7.66)	(7.68)	—	2.93	—	2.93	—	14.22	(32.10)	1.10	1.05	1.05	(0.13)	108,045	13
12-31-21	22.56	(0.13	)•	3.55	3.42	—	1.15	—	1.15	—	24.83	15.13	1.08	1.05	1.05	(0.55)	185,986	7
12-31-20	18.56	(0.05	)•	4.94	4.89	0.18	0.71	—	0.89	—	22.56	27.43	1.10	1.05	1.05	(0.28)	188,985	8
Class S2
12-31-24	15.73	0.02	•	0.66	0.68	—	9.56	—	9.56	—	6.85	9.00	1.27	1.16	1.16	0.14	2,724	126
12-31-23	13.53	(0.05	)•	4.26	4.21	—	2.01	—	2.01	—	15.73	32.10	1.26	1.20	1.20	(0.31)	2,586	107
12-31-22	23.85	(0.04	)•	(7.35)	(7.39)	—	2.93	—	2.93	—	13.53	(32.21)	1.25	1.20	1.20	(0.27)	2,205	13
12-31-21	21.75	(0.16	)•	3.41	3.25	—	1.15	—	1.15	—	23.85	14.91	1.23	1.20	1.20	(0.69)	4,152	7
12-31-20	17.89	(0.07	)•	4.77	4.70	0.13	0.71	—	0.84	—	21.75	27.33	1.25	1.20	1.20	(0.42)	4,266	8
Voya International High Dividend Low Volatility Portfolio
Class ADV
12-31-24	9.81	0.37	•	0.30	0.67	0.45	—	—	0.45	—	10.03	6.82	1.25	1.25	1.25	3.61	23,774	71
12-31-23	8.95	0.32	•	0.93	1.25	0.39	—	—	0.39	—	9.81	14.24	1.24	1.24	1.24	3.38	24,515	73

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya International High Dividend Low Volatility Portfolio (continued)
Class ADV (continued)
12-31-22	10.31	0.31	•	(1.28)	(0.97)	0.39	—	—	0.39	—	8.95	(9.34)	1.22	1.22	1.22	3.39	24,167	67
12-31-21	9.43	0.28	•	0.80	1.08	0.20	—	—	0.20	—	10.31	11.50	1.23	1.23	1.23	2.75	27,021	73
12-31-20	11.36	0.19		(0.49)	(0.30)	0.32	1.31	—	1.63	—	9.43	(1.17)	1.24	1.24	1.24	1.86	26,702	74
Class I
12-31-24	9.94	0.42	•	0.30	0.72	0.50	—	—	0.50	—	10.16	7.23	0.75	0.75	0.75	4.10	100,394	71
12-31-23	9.06	0.37	•	0.95	1.32	0.44	—	—	0.44	—	9.94	14.87	0.74	0.74	0.74	3.87	106,170	73
12-31-22	10.44	0.36	•	(1.30)	(0.94)	0.44	—	—	0.44	—	9.06	(8.90)	0.72	0.72	0.72	3.92	107,060	67
12-31-21	9.54	0.33	•	0.82	1.15	0.25	—	—	0.25	—	10.44	12.08	0.73	0.73	0.73	3.25	125,719	73
12-31-20	11.49	0.25		(0.51)	(0.26)	0.38	1.31	—	1.69	—	9.54	(0.71)	0.74	0.74	0.74	2.37	122,082	74
Class S
12-31-24	9.87	0.40	•	0.30	0.70	0.47	—	—	0.47	—	10.10	7.09	1.00	1.00	1.00	3.92	170,018	71
12-31-23	9.00	0.34	•	0.94	1.28	0.41	—	—	0.41	—	9.87	14.52	0.99	0.99	0.99	3.62	193,729	73
12-31-22	10.36	0.34	•	(1.29)	(0.95)	0.41	—	—	0.41	—	9.00	(9.07)	0.97	0.97	0.97	3.68	204,207	67
12-31-21	9.47	0.30	•	0.82	1.12	0.23	—	—	0.23	—	10.36	11.79	0.98	0.98	0.98	3.00	258,075	73
12-31-20	11.41	0.22		(0.50)	(0.28)	0.35	1.31	—	1.66	—	9.47	(0.94)	0.99	0.99	0.99	2.12	268,402	74
Class S2
12-31-24	10.01	0.40	•	0.29	0.69	0.45	—	—	0.45	—	10.25	6.95	1.15	1.15	1.15	3.87	95	71
12-31-23	9.08	0.30	•	0.98	1.28	0.35	—	—	0.35	—	10.01	14.29	1.14	1.14	1.14	3.12	192	73
12-31-22	10.47	0.32	•	(1.30)	(0.98)	0.41	—	—	0.41	—	9.08	(9.30)	1.12	1.12	1.12	3.50	394	67
12-31-21	9.56	0.29	•	0.82	1.11	0.20	—	—	0.20	—	10.47	11.67	1.13	1.13	1.13	2.85	390	73
12-31-20	11.52	0.18	•	(0.48)	(0.30)	0.35	1.31	—	1.66	—	9.56	(1.15)	1.14	1.14	1.14	1.92	334	74
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
12-31-24	10.03	0.12	•	0.64	0.76	0.14	0.35	—	0.49	—	10.30	7.71	1.63	1.35	1.35	1.13	98,760	51
12-31-23	10.82	0.12	•	0.76	0.88	0.21	1.46	—	1.67	—	10.03	8.52	1.64	1.35	1.35	1.16	101,672	46
12-31-22	14.21	0.12	•	(0.91)	(0.79)	0.14	2.46	—	2.60	—	10.82	(5.85)	1.81	1.35	1.35	1.01	98,642	66
12-31-21	11.27	0.09	•	2.94	3.03	0.09	—	—	0.09	—	14.21	26.94	1.80	1.35	1.35	0.67	110,892	55
12-31-20	11.12	0.11		0.22	0.33	0.12	0.06	—	0.18	—	11.27	3.35	1.86	1.35	1.35	0.92	96,609	70
Class I
12-31-24	11.20	0.19	•	0.72	0.91	0.20	0.35	—	0.55	—	11.56	8.20	1.13	0.85	0.85	1.62	116,322	51
12-31-23	11.90	0.19	•	0.84	1.03	0.27	1.46	—	1.73	—	11.20	9.09	1.14	0.85	0.85	1.63	128,382	46
12-31-22	15.36	0.20	•	(0.99)	(0.79)	0.21	2.46	—	2.67	—	11.90	(5.38)	1.31	0.85	0.85	1.51	165,702	66
12-31-21	12.16	0.17	•	3.17	3.34	0.14	—	—	0.14	—	15.36	27.57	1.30	0.85	0.85	1.17	186,365	55
12-31-20	11.99	0.16		0.25	0.41	0.18	0.06	—	0.24	—	12.16	3.84	1.36	0.85	0.85	1.42	161,201	70
Class S
12-31-24	10.93	0.15	•	0.72	0.87	0.17	0.35	—	0.52	—	11.28	8.02	1.38	1.10	1.10	1.38	80,028	51
12-31-23	11.65	0.16	•	0.82	0.98	0.24	1.46	—	1.70	—	10.93	8.77	1.39	1.10	1.10	1.41	85,925	46
12-31-22	15.09	0.17	•	(0.98)	(0.81)	0.17	2.46	—	2.63	—	11.65	(5.60)	1.56	1.10	1.10	1.26	89,431	66
12-31-21	11.95	0.13	•	3.13	3.26	0.12	—	—	0.12	—	15.09	27.30	1.55	1.10	1.10	0.92	100,022	55
12-31-20	11.79	0.13		0.24	0.37	0.15	0.06	—	0.21	—	11.95	3.52	1.61	1.10	1.10	1.17	85,902	70
Class S2
12-31-24	10.04	0.13	•	0.64	0.77	0.15	0.35	—	0.50	—	10.31	7.81	1.53	1.25	1.25	1.22	1,836	51
12-31-23	10.83	0.13	•	0.76	0.89	0.22	1.46	—	1.68	—	10.04	8.59	1.54	1.25	1.25	1.27	1,812	46
12-31-22	14.22	0.13	•	(0.92)	(0.79)	0.14	2.46	—	2.60	—	10.83	(5.77)	1.71	1.25	1.25	1.08	1,653	66
12-31-21	11.26	0.10	•	2.95	3.05	0.09	—	—	0.09	—	14.22	27.11	1.70	1.25	1.25	0.74	2,415	55
12-31-20	11.12	0.10	•	0.23	0.33	0.13	0.06	—	0.19	—	11.26	3.40	1.76	1.25	1.25	1.02	3,328	70

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® Baron Growth Portfolio
Class ADV
12-31-24	20.39	(0. 02	)•	0.87	0.85	—	1.11	—	1.11	—	20.13	4.36	1.62	1.50	1.50	(0.10)	97,072	4
12-31-23	19.05	(0.09	)•	2.82	2.73	—	1.39	—	1.39	—	20.39	14.56	1.62	1.50	1.50	(0.47)	107,138	1
12-31-22	28.60	(0.10	)•	(6.63)	(6.73)	—	2.82	—	2.82	—	19.05	(23.90)	1.59	1.49	1.49	(0.46)	99,639	1
12-31-21	25.98	(0.22	)•	5.28	5.06	—	2.44	—	2.44	—	28.60	20.14	1.59	1.49	1.49	(0.82)	140,345	1
12-31-20	19.55	(0.17)		6.60	6.43	—	—	—	—	—	25.98	32.89	1.64	1.49	1.49	(0.80)	122,298	1
Class I
12-31-24	26.60	0.11•		1.15	1.26	—	1.11	—	1.11	—	26.75	4.89	1.12	1.00	1.00	0.40	111,696	4
12-31-23	24.36	0.01•		3.62	3.63	—	1.39	—	1.39	—	26.60	15.10	1.12	1.00	1.00	0.03	126,519	1
12-31-22	35.40	0.01•		(8.23)	(8.22)	—	2.82	—	2.82	—	24.36	(23.50)	1.09	0.99	0.99	0.03	122,511	1
12-31-21	31.49	(0.11	)•	6.46	6.35	—	2.44	—	2.44	—	35.40	20.73	1.09	0.99	0.99	(0.32)	177,254	1
12-31-20	23.58	(0.08)		7.99	7.91	—	—	—	—	—	31.49	33.55	1.14	0.99	0.99	(0.30)	164,347	1
Class R6
12-31-24	26.64	0.11•		1.16	1.27	—	1.11	—	1.11	—	26.80	4.92	0.98	0.98	0.98	0.41	35,984	4
12-31-23	24.39	0.01•		3.63	3.64	—	1.39	—	1.39	—	26.64	15.12	0.99	0.99	0.99	0.05	41,144	1
12-31-22	35.44	0.02•		(8.25)	(8.23)	—	2.82	—	2.82	—	24.39	(23.50)	0.98	0.98	0.98	0.06	38,747	1
12-31-21	31.52	(0.10	)•	6.46	6.36	—	2.44	—	2.44	—	35.44	20.74	0.97	0.97	0.97	(0.30)	50,410	1
12-31-20	23.60	(0.07)		7.99	7.92	—	—	—	—	—	31.52	33.56	0.99	0.99	0.99	(0.30)	44,926	1
Class S
12-31-24	23.59	0.04•		1.02	1.06	—	1.11	—	1.11	—	23.54	4.66	1.37	1.25	1.25	0.15	190,790	4
12-31-23	21.80	(0.05	)•	3.23	3.18	—	1.39	—	1.39	—	23.59	14.80	1.37	1.25	1.25	(0.22)	219,006	1
12-31-22	32.13	(0.05	)•	(7.46)	(7.51)	—	2.82	—	2.82	—	21.80	(23.69)	1.34	1.24	1.24	(0.21)	203,579	1
12-31-21	28.85	(0.17	)•	5.89	5.72	—	2.44	—	2.44	—	32.13	20.43	1.34	1.24	1.24	(0.57)	282,227	1
12-31-20	21.65	(0.13)		7.33	7.20	—	—	—	—	—	28.85	33.26	1.39	1.24	1.24	(0.55)	261,358	1
Class S2
12-31-24	20.99	0.01•		0.89	0.90	—	1.11	—	1.11	—	20.78	4.47	1.52	1.40	1.40	0.03	2,083	4
12-31-23	19.56	(0.08	)•	2.90	2.82	—	1.39	—	1.39	—	20.99	14.65	1.52	1.40	1.40	(0.37)	2,258	1
12-31-22	29.23	(0.08	)•	(6.77)	(6.85)	—	2.82	—	2.82	—	19.56	(23.79)	1.49	1.39	1.39	(0.36)	2,092	1
12-31-21	26.48	(0.21	)•	5.40	5.19	—	2.44	—	2.44	—	29.23	20.25	1.49	1.39	1.39	(0.73)	2,681	1
12-31-20	19.91	(0.15)		6.72	6.57	—	—	—	—	—	26.48	33.00	1.54	1.39	1.39	(0.69)	2,963	1
VY® Columbia Contrarian Core Portfolio
Class ADV
12-31-24	11.99	0.01•		2.70	2.71	0.02	0.29	—	0.31	—	14.39	22.81	1.54	1.21	1.20	0.09	40,494	49
12-31-23	14.21	0.02•		3.95	3.97	0.27	5.92	—	6.19	—	11.99	31.36	1.54	1.21	1.20	0.18	32,297	46
12-31-22	21.12	0.03•		(3.75)	(3.72)	0.01	3.18	—	3.19	—	14.21	(18.85)	1.46	1.22	1.22	0.15	23,018	50
12-31-21	19.23	0.00*•		4.42	4.42	0.05	2.48	—	2.53	—	21.12	23.62	1.48	1.23	1.23	0.01	31,288	54
12-31-20	16.38	0.06		3.33	3.39	—	0.54	—	0.54	—	19.23	21.22	1.54	1.23	1.22	0.36	26,173	91
Class I
12-31-24	14.22	0.10•		3.20	3.30	0.08	0.29	—	0.37	—	17.15	23.39	1.04	0.71	0.70	0.60	7,769	49
12-31-23	15.87	0.10•		4.49	4.59	0.32	5.92	—	6.24	—	14.22	32.09	1.04	0.71	0.71	0.67	7,078	46
12-31-22	23.19	0.12•		(4.15)	(4.03)	0.11	3.18	—	3.29	—	15.87	(18.51)	0.96	0.72	0.72	0.64	5,731	50
12-31-21	20.88	0.12•		4.81	4.93	0.14	2.48	—	2.62	—	23.19	24.23	0.98	0.73	0.73	0.52	157,468	54
12-31-20	17.67	0.15•		3.61	3.76	0.01	0.54	—	0.55	—	20.88	21.79	1.04	0.73	0.72	0.80	129,553	91
Class S
12-31-24	13.35	0.05•		3.00	3.05	0.04	0.29	—	0.33	—	16.07	23.07	1.29	0.96	0.95	0.35	28,528	49
12-31-23	15.24	0.06•		4.28	4.34	0.31	5.92	—	6.23	—	13.35	31.76	1.29	0.96	0.95	0.43	24,900	46
12-31-22	22.39	0.07•		(3.98)	(3.91)	0.06	3.18	—	3.24	—	15.24	(18.64)	1.21	0.97	0.97	0.40	18,315	50

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® Columbia Contrarian Core Portfolio (continued)
Class S (continued)
12-31-21	20.24	0.06	•	4.66	4.72	0.09		2.48	—	2.57	—	22.39	23.94	1.23	0.98	0.98	0.26	23,775	54
12-31-20	17.18	0.11		3.49	3.60	—		0.54	—	0.54	—	20.24	21.45	1.29	0.98	0.97	0.61	20,139	91
VY® Columbia Small Cap Value II Portfolio
Class ADV
12-31-24	16.10	0.04	•	1.63	1.67	0.27		1.53	—	1.80	—	15.97	11.04	1.49	1.43	1.42	0.27	24,128	81
12-31-23	15.27	0.11	•	1.91	2.02	0.03		1.16	—	1.19	—	16.10	13.57	1.50	1.42	1.40	0.70	25,025	73
12-31-22	20.83	0.01	•	(2.85)	(2.84)	—		2.72	—	2.72	—	15.27	(14.12)	1.49	1.42	1.41	0.07	28,968	56
12-31-21	15.65	(0.02	)•	5.30	5.28	0.03		0.07	—	0.10	—	20.83	33.85	1.47	1.42	1.42	(0.10)	39,427	56
12-31-20	15.06	0.03		1.17	1.20	0.05		0.56	—	0.61	—	15.65	9.28	1.51	1.42	1.41	0.18	24,162	47
Class I
12-31-24	16.98	0.13	•	1.72	1.85	0.36		1.53	—	1.89	—	16.94	11.56	0.99	0.93	0.92	0.77	37,210	81
12-31-23	16.07	0.20	•	2.01	2.21	0.14		1.16	—	1.30	—	16.98	14.13	1.00	0.92	0.90	1.23	49,605	73
12-31-22	21.71	0.11	•	(2.98)	(2.87)	0.05		2.72	—	2.77	—	16.07	(13.67)	0.99	0.92	0.91	0.59	43,765	56
12-31-21	16.27	0.07	•	5.53	5.60	0.09		0.07	—	0.16	—	21.71	34.52	0.97	0.92	0.92	0.37	45,424	56
12-31-20	15.65	0.10		1.22	1.32	0.14		0.56	—	0.70	—	16.27	9.89	1.01	0.92	0.91	0.68	34,277	47
Class R6
12-31-24	17.02	0.14	•	1.72	1.86	0.37		1.53	—	1.90	—	16.98	11.63	0.89	0.87	0.86	0.83	8,064	81
12-31-23	16.10	0.21	•	2.02	2.23	0.15		1.16	—	1.31	—	17.02	14.23	0.89	0.86	0.84	1.28	8,338	73
12-31-22	21.74	0.12	•	(2.98)	(2.86)	0.06		2.72	—	2.78	—	16.10	(13.62)	0.89	0.86	0.85	0.65	9,533	56
12-31-21	16.29	0.10	•	5.51	5.61	0.09		0.07	—	0.16	—	21.74	34.57	0.89	0.86	0.86	0.49	12,560	56
12-31-20	15.66	0.10		1.23	1.33	0.14		0.56	—	0.70	—	16.29	9.94	0.91	0.88	0.87	0.71	6,983	47
Class S
12-31-24	16.89	0.09	•	1.70	1.79	0.31		1.53	—	1.84	—	16.84	11.27	1.24	1.18	1.17	0.53	62,975	81
12-31-23	15.98	0.15	•	2.01	2.16	0.09		1.16	—	1.25	—	16.89	13.85	1.25	1.17	1.15	0.96	69,044	73
12-31-22	21.61	0.06	•	(2.97)	(2.91)	0.00	*	2.72	—	2.72	—	15.98	(13.91)	1.24	1.17	1.16	0.32	72,207	56
12-31-21	16.20	0.02	•	5.51	5.53	0.05		0.07	—	0.12	—	21.61	34.22	1.22	1.17	1.17	0.12	96,978	56
12-31-20	15.58	0.07		1.20	1.27	0.09		0.56	—	0.65	—	16.20	9.54	1.26	1.17	1.16	0.42	82,438	47
Class S2
12-31-24	16.11	0.06	•	1.62	1.68	0.29		1.53	—	1.82	—	15.97	11.12	1.39	1.33	1.32	0.37	1,731	81
12-31-23	15.30	0.13	•	1.91	2.04	0.07		1.16	—	1.23	—	16.11	13.70	1.40	1.32	1.30	0.82	1,712	73
12-31-22	20.85	0.03		(2.86)	(2.83)	—		2.72	—	2.72	—	15.30	(14.06)	1.39	1.32	1.31	0.17	1,597	56
12-31-21	15.65	0.00	*	5.30	5.30	0.03		0.07	—	0.10	—	20.85	33.96	1.37	1.32	1.32	(0.01)	1,856	56
12-31-20	15.02	0.05		1.18	1.23	0.04		0.56	—	0.60	—	15.65	9.45	1.41	1.32	1.31	0.27	1,446	47
VY® Invesco Comstock Portfolio
Class ADV
12-31-24	19.94	0.26	•	2.51	2.77	0.27		2.01	—	2.28	—	20.43	14.44	1.30	1.20	1.20	1.24	30,575	23
12-31-23	20.74	0.28	•	2.03	2.31	0.30		2.81	—	3.11	—	19.94	11.70	1.29	1.20	1.20	1.36	30,757	19
12-31-22	21.05	0.26	•	(0.24)	0.02	0.28		0.05	—	0.33	—	20.74	0.12	1.28	1.20	1.20	1.27	33,953	22
12-31-21	16.05	0.21	•	5.03	5.24	0.24		—	—	0.24	—	21.05	32.69	1.29	1.20	1.20	1.06	34,649	31
12-31-20	17.01	0.25		(0.46)	(0.21)	0.30		0.45	—	0.75	—	16.05	(0.74)	1.33	1.27	1.27	1.71	28,434	64
Class I
12-31-24	20.17	0.37	•	2.56	2.93	0.38		2.01	—	2.39	—	20.71	15.05	0.80	0.70	0.70	1.72	109,517	23
12-31-23	20.94	0.38	•	2.06	2.44	0.40		2.81	—	3.21	—	20.17	12.25	0.79	0.70	0.70	1.87	134,901	19
12-31-22	21.25	0.37	•	(0.25)	0.12	0.38		0.05	—	0.43	—	20.94	0.63	0.78	0.70	0.70	1.74	141,023	22
12-31-21	16.20	0.31	•	5.09	5.40	0.35		—	—	0.35	—	21.25	33.33	0.79	0.70	0.70	1.58	178,856	31
12-31-20	17.19	0.32	•	(0.46)	(0.14)	0.40		0.45	—	0.85	—	16.20	(0.22)	0.83	0.77	0.77	2.25	114,569	64

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® Invesco Comstock Portfolio (continued)
Class S
12-31-24	20.21	0.32	•	2.54	2.86	0.32	2.01	—	2.33	—	20.74	14.70	1.05	0.95	0.95	1.49	92,678	23
12-31-23	20.97	0.33	•	2.07	2.40	0.35	2.81	—	3.16	—	20.21	12.03	1.04	0.95	0.95	1.62	88,857	19
12-31-22	21.28	0.32	•	(0.25)	0.07	0.33	0.05	—	0.38	—	20.97	0.38	1.03	0.95	0.95	1.53	87,056	22
12-31-21	16.23	0.26	•	5.09	5.35	0.30	—	—	0.30	—	21.28	32.96	1.04	0.95	0.95	1.31	81,485	31
12-31-20	17.18	0.31		(0.48)	(0.17)	0.33	0.45	—	0.78	—	16.23	(0.47)	1.08	1.02	1.02	1.97	63,320	64
VY® Invesco Equity and Income Portfolio
Class ADV
12-31-24	40.72	0.62	•	3.89	4.51	1.26	3.02	—	4.28	—	40.95	11.42	1.24	1.14	1.14	1.46	40,720	125
12-31-23	40.03	0.62	•	3.15	3.77	0.73	2.35	—	3.08	—	40.72	9.71	1.22	1.14	1.14	1.55	40,401	144
12-31-22	51.71	0.54	•	(4.68)	(4.14)	0.54	7.00	—	7.54	—	40.03	(8.07)	1.22	1.14	1.14	1.20	43,412	136
12-31-21	44.76	0.36	•	7.69	8.05	0.50	0.60	—	1.10	—	51.71	18.03	1.21	1.14	1.14	0.73	49,436	127
12-31-20	43.36	0.58		3.25	3.83	0.59	1.84	—	2.43	—	44.76	9.62	1.21	1.14	1.14	1.34	42,053	90
Class I
12-31-24	41.73	0.85	•	4.01	4.86	1.46	3.02	—	4.48	—	42.11	12.00	0.74	0.64	0.64	1.96	399,506	125
12-31-23	40.95	0.84	•	3.23	4.07	0.94	2.35	—	3.29	—	41.73	10.25	0.72	0.64	0.64	2.05	419,320	144
12-31-22	52.69	0.78	•	(4.77)	(3.99)	0.75	7.00	—	7.75	—	40.95	(7.60)	0.72	0.64	0.64	1.69	423,188	136
12-31-21	45.58	0.62	•	7.83	8.45	0.74	0.60	—	1.34	—	52.69	18.60	0.71	0.64	0.64	1.23	502,445	127
12-31-20	44.08	0.80		3.34	4.14	0.80	1.84	—	2.64	—	45.58	10.18	0.71	0.64	0.64	1.84	467,994	90
Class S
12-31-24	41.32	0.76	•	3.94	4.70	1.41	3.02	—	4.43	—	41.59	11.71	0.99	0.89	0.89	1.78	19,710	125
12-31-23	40.58	0.73	•	3.19	3.92	0.83	2.35	—	3.18	—	41.32	9.97	0.97	0.89	0.89	1.80	316,937	144
12-31-22	52.29	0.66	•	(4.73)	(4.07)	0.64	7.00	—	7.64	—	40.58	(7.83)	0.97	0.89	0.89	1.44	346,982	136
12-31-21	45.24	0.49	•	7.77	8.26	0.61	0.60	—	1.21	—	52.29	18.31	0.96	0.89	0.89	0.97	437,821	127
12-31-20	43.79	0.70		3.28	3.98	0.69	1.84	—	2.53	—	45.24	9.88	0.96	0.89	0.89	1.59	436,888	90
Class S2
12-31-24	40.48	0.69	•	3.83	4.52	1.35	3.02	—	4.37	—	40.63	11.53	1.14	1.02	1.02	1.65	4,094	125
12-31-23	39.81	0.66	•	3.13	3.79	0.77	2.35	—	3.12	—	40.48	9.83	1.12	1.02	1.02	1.67	250,871	144
12-31-22	51.45	0.59	•	(4.65)	(4.06)	0.58	7.00	—	7.58	—	39.81	(7.95)	1.12	1.02	1.02	1.31	265,672	136
12-31-21	44.52	0.42	•	7.64	8.06	0.53	0.60	—	1.13	—	51.45	18.17	1.11	1.02	1.02	0.84	320,526	127
12-31-20	43.13	0.63		3.23	3.86	0.63	1.84	—	2.47	—	44.52	9.76	1.11	1.02	1.02	1.46	308,786	90
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
12-31-24	14.29	0.08	•	1.83	1.91	0.10	0.80	—	0.90	—	15.30	13.71	1.50	1.36	1.36	0.50	76,216	26
12-31-23	14.51	0.09	•	1.33	1.42	0.12	1.52	—	1.64	—	14.29	10.28	1.51	1.35	1.35	0.62	75,703	10
12-31-22	19.24	0.11	•	(1.76)	(1.65)	0.11	2.97	—	3.08	—	14.51	(8.84)	1.50	1.38	1.38	0.64	79,578	13
12-31-21	15.51	0.05	•	4.43	4.48	0.05	0.70	—	0.75	—	19.24	29.15	1.49	1.38	1.38	0.28	93,649	22
12-31-20	17.15	0.09		(0.33)	(0.24)	0.11	1.29	—	1.40	—	15.51	0.08	1.51	1.38	1.38	0.58	79,036	18
Class I
12-31-24	15.08	0.16	•	1.94	2.10	0.17	0.80	—	0.97	—	16.21	14.30	1.00	0.86	0.86	1.00	81,067	26
12-31-23	15.21	0.17	•	1.41	1.58	0.19	1.52	—	1.71	—	15.08	10.89	1.01	0.85	0.85	1.11	97,398	10
12-31-22	20.00	0.20	•	(1.83)	(1.63)	0.19	2.97	—	3.16	—	15.21	(8.39)	1.00	0.88	0.88	1.13	107,243	13
12-31-21	16.09	0.15	•	4.60	4.75	0.14	0.70	—	0.84	—	20.00	29.79	0.99	0.88	0.88	0.77	138,540	22
12-31-20	17.72	0.17		(0.33)	(0.16)	0.18	1.29	—	1.47	—	16.09	0.55	1.01	0.88	0.88	1.08	124,709	18
Class S
12-31-24	14.78	0.12	•	1.90	2.02	0.13	0.80	—	0.93	—	15.87	14.04	1.25	1.11	1.11	0.75	131,293	26
12-31-23	14.95	0.13	•	1.37	1.50	0.15	1.52	—	1.67	—	14.78	10.54	1.26	1.10	1.10	0.87	138,590	10

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Mid Cap Value Portfolio (continued)
Class S (continued)
12-31-22	19.72	0.15	•	(1.80)	(1.65)	0.15		2.97	—	3.12	—	14.95	(8.62)	1.25	1.13	1.13	0.89	153,670	13
12-31-21	15.87	0.10	•	4.54	4.64	0.09		0.70	—	0.79	—	19.72	29.51	1.24	1.13	1.13	0.53	188,813	22
12-31-20	17.51	0.13		(0.33)	(0.20)	0.15		1.29	—	1.44	—	15.87	0.28	1.26	1.13	1.13	0.83	169,728	18
Class S2
12-31-24	14.26	0.09	•	1.83	1.92	0.11		0.80	—	0.91	—	15.27	13.86	1.40	1.26	1.26	0.61	845	26
12-31-23	14.48	0.10	•	1.33	1.43	0.13		1.52	—	1.65	—	14.26	10.42	1.41	1.25	1.25	0.73	776	10
12-31-22	19.17	0.13	•	(1.77)	(1.64)	0.08		2.97	—	3.05	—	14.48	(8.82)	1.40	1.28	1.28	0.73	718	13
12-31-21	15.47	0.08	•	4.41	4.49	0.09		0.70	—	0.79	—	19.17	29.29	1.39	1.28	1.28	0.43	1,996	22
12-31-20	17.10	0.11		(0.33)	(0.22)	0.12		1.29	—	1.41	—	15.47	0.18	1.41	1.28	1.28	0.69	1,340	18
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
12-31-24	8.07	(0.05	)•	1.70	1.65	—		1.16	—	1.16	—	8.56	23.17	1.36	1.30	1.30	(0.65)	73,397	45
12-31-23	6.72	(0.03	)•	1.39	1.36	—		0.01	—	0.01	—	8.07	20.30	1.37	1.28	1.28	(0.47)	64,561	45
12-31-22	12.43	(0.04	)•	(2.84)	(2.88)	—		2.83	—	2.83	—	6.72	(24.63)	1.36	1.28	1.28	(0.45)	53,242	29
12-31-21	13.16	(0.12	)•	1.84	1.72	—		2.45	—	2.45	—	12.43	13.24	1.34	1.30	1.30	(0.91)	76,149	31
12-31-20	11.00	(0.05)		3.27	3.22	0.01		1.05	—	1.06	—	13.16	31.26	1.37	1.30	1.30	(0.49)	64,622	53
Class I
12-31-24	10.34	(0.02	)•	2.27	2.25	—		1.16	—	1.16	—	11.43	23.92	0.86	0.80	0.80	(0.15)	914,315	45
12-31-23	8.56	0.00	*•	1.79	1.79	0.00	*	0.01	—	0.01	—	10.34	20.96	0.87	0.78	0.78	0.03	836,627	45
12-31-22	14.82	0.00	*•	(3.43)	(3.43)	—		2.83	—	2.83	—	8.56	(24.34)	0.86	0.78	0.78	0.05	841,674	29
12-31-21	15.20	(0.06	)•	2.13	2.07	0.00	*	2.45	—	2.45	—	14.82	13.80	0.84	0.80	0.80	(0.41)	1,214,371	31
12-31-20	12.50	(0.01	)•	3.77	3.76	0.01		1.05	—	1.06	—	15.20	31.84	0.87	0.80	0.80	(0.07)	1,179,581	53
Class R6
12-31-24	10.37	(0.01	)•	2.26	2.25	—		1.16	—	1.16	—	11.46	23.84	0.77	0.76	0.76	(0.11)	128,959	45
12-31-23	8.58	0.01	•	1.79	1.80	0.00	*	0.01	—	0.01	—	10.37	21.03	0.77	0.75	0.75	0.07	109,932	45
12-31-22	14.84	0.01	•	(3.44)	(3.43)	—		2.83	—	2.83	—	8.58	(24.31)	0.77	0.75	0.75	0.08	89,811	29
12-31-21	15.22	(0.06	)•	2.13	2.07	—		2.45	—	2.45	—	14.84	13.80	0.76	0.76	0.76	(0.37)	118,927	31
12-31-20	12.51	(0.01)		3.78	3.77	0.01		1.05	—	1.06	—	15.22	31.90	0.77	0.77	0.77	(0.13)	109,585	53
Class S
12-31-24	9.43	(0.04	)•	2.03	1.99	—		1.16	—	1.16	—	10.26	23.45	1.11	1.05	1.05	(0.40)	28,931	45
12-31-23	7.83	(0.02	)•	1.63	1.61	—		0.01	—	0.01	—	9.43	20.62	1.12	1.03	1.03	(0.22)	28,114	45
12-31-22	13.88	(0.02	)•	(3.20)	(3.22)	—		2.83	—	2.83	—	7.83	(24.47)	1.11	1.03	1.03	(0.22)	26,887	29
12-31-21	14.40	(0.10	)•	2.03	1.93	—		2.45	—	2.45	—	13.88	13.58	1.09	1.05	1.05	(0.66)	45,922	31
12-31-20	11.93	(0.03)		3.56	3.53	0.01		1.05	—	1.06	—	14.40	31.42	1.12	1.05	1.05	(0.30)	49,415	53
Class S2
12-31-24	8.21	(0.05	)•	1.75	1.70	—		1.16	—	1.16	—	8.75	23.38	1.26	1.20	1.20	(0.55)	3,036	45
12-31-23	6.83	(0.03	)•	1.42	1.39	—		0.01	—	0.01	—	8.21	20.42	1.27	1.18	1.18	(0.37)	2,614	45
12-31-22	12.57	(0.04	)•	(2.87)	(2.91)	—		2.83	—	2.83	—	6.83	(24.60)	1.26	1.18	1.18	(0.41)	2,207	29
12-31-21	13.28	(0.11	)•	1.85	1.74	—		2.45	—	2.45	—	12.57	13.28	1.24	1.20	1.20	(0.82)	5,903	31
12-31-20	11.08	(0.05)		3.31	3.26	0.01		1.05	—	1.06	—	13.28	31.40	1.27	1.20	1.20	(0.46)	6,833	53
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
12-31-24	69.78	(0.57	)•	19.49	18.92	—		9.78	—	9.78	—	78.92	29.05	1.29	1.21	1.21	(0.74)	314,966	39
12-31-23	48.66	(0.41	)•	22.77	22.36	—		1.24	—	1.24	—	69.78	46.18	1.31	1.21	1.21	(0.67)	283,595	34
12-31-22	102.35	(0.54	)•	(38.71)	(39.25)	—		14.44	—	14.44	—	48.66	(40.93)	1.30	1.23	1.23	(0.81)	210,945	30
12-31-21	93.76	(0.92)		19.06	18.14	—		9.55	—	9.55	—	102.35	19.54	1.30	1.23	1.23	(0.91)	394,504	28

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price Growth Equity Portfolio (continued)
Class ADV (continued)
12-31-20	71.90	(0.61)		25.93	25.32	—	3.46	—	3.46	—	93.76	36.00	1.31	1.23	1.23	(0.75)	362,950	36
Class I
12-31-24	85.11	(0.23	)•	24.13	23.90	—	9.78	—	9.78	—	99.23	29.69	0.79	0.71	0.71	(0.24)	1,175,078	39
12-31-23	58.86	(0.12	)•	27.61	27.49	—	1.24	—	1.24	—	85.11	46.89	0.81	0.71	0.71	(0.17)	1,110,625	34
12-31-22	119.12	(0.24	)•	(45.58)	(45.82)	—	14.44	—	14.44	—	58.86	(40.66)	0.80	0.73	0.73	(0.31)	957,701	30
12-31-21	107.26	(0.48	)•	21.89	21.41	—	9.55	—	9.55	—	119.12	20.15	0.80	0.73	0.73	(0.41)	1,742,542	28
12-31-20	81.43	(0.24)		29.53	29.29	—	3.46	—	3.46	—	107.26	36.68	0.81	0.73	0.73	(0.25)	1,506,472	36
Class S
12-31-24	77.57	(0.42	)•	21.83	21.41	—	9.78	—	9.78	—	89.20	29.36	1.04	0.96	0.96	(0.49)	63,729	39
12-31-23	53.85	(0.28	)•	25.24	24.96	—	1.24	—	1.24	—	77.57	46.55	1.06	0.96	0.96	(0.42)	54,637	34
12-31-22	110.92	(0.41	)•	(42.22)	(42.63)	—	14.44	—	14.44	—	53.85	(40.81)	1.05	0.98	0.98	(0.56)	39,165	30
12-31-21	100.68	(0.72	)•	20.51	19.79	—	9.55	—	9.55	—	110.92	19.85	1.05	0.98	0.98	(0.66)	72,845	28
12-31-20	76.79	(0.42	)•	27.77	27.35	—	3.46	—	3.46	—	100.68	36.36	1.06	0.98	0.98	(0.50)	74,335	36
Class S2
12-31-24	72.33	(0.52	)•	20.27	19.75	—	9.78	—	9.78	—	82.30	29.18	1.19	1.11	1.11	(0.64)	5,775	39
12-31-23	50.36	(0.36	)•	23.57	23.21	—	1.24	—	1.24	—	72.33	46.30	1.21	1.11	1.11	(0.57)	5,487	34
12-31-22	105.14	(0.49	)•	(39.85)	(40.34)	—	14.44	—	14.44	—	50.36	(40.88)	1.20	1.13	1.13	(0.71)	3,544	30
12-31-21	95.99	(0.85	)•	19.55	18.70	—	9.55	—	9.55	—	105.14	19.68	1.20	1.13	1.13	(0.81)	6,338	28
12-31-20	73.47	(0.51	)•	26.49	25.98	—	3.46	—	3.46	—	95.99	36.13	1.21	1.13	1.13	(0.64)	5,735	36

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Ratios do not include expenses of the Underlying Funds.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-six active separate investment series. The twelve series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Global Bond Portfolio (“Global Bond”), Voya Global Insights Portfolio (“Global Insights”), Voya International High Dividend Low Volatility Portfolio (“International High Dividend Low Volatility”), VY® American Century Small-Mid Cap Value Portfolio (“American Century Small-Mid Cap Value”), VY® Baron Growth Portfolio (“Baron Growth”), VY® Columbia Contrarian Core Portfolio (“Columbia Contrarian Core”), VY® Columbia Small Cap Value II Portfolio (“Columbia Small Cap Value II”), VY® Invesco Comstock Portfolio (“Invesco Comstock”), VY® Invesco Equity and Income Portfolio (“Invesco Equity and Income”), VY® JPMorgan Mid Cap Value Portfolio (“JPMorgan Mid Cap Value”), VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“T. Rowe Price Diversified Mid Cap Growth”) and VY® T. Rowe Price Growth Equity Portfolio (“T. Rowe Price Growth Equity”). Each Portfolio is a diversified series of the Company, except T. Rowe Price Growth Equity, which is non-diversified. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Global Bond and International High Dividend Low Volatility. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to

determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.	Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Global Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Invesco Comstock, Invesco Equity and Income, JPMorgan Mid Cap Value, T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with GAAP for investment companies. Actual results could differ from these estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S.

dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of December 31, 2024, the maximum amount of loss that Global Bond, International High Dividend Low Volatility, Invesco Comstock and Invesco Equity and Income would incur if the counterparties to its derivative transactions failed to perform would be $322,788, $974, $162,356 and $191,482 respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts, forward premium swaptions, OTC total return swaps and OTC purchased options were they to be unwound as of December 31, 2024. There was no cash collateral received by any Portfolio at December 31, 2024.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of December 31, 2024, Global Bond, International High Dividend Low Volatility, Invesco Comstock and Invesco Equity and Income had a liability position of $949,210, $3,278, $2,749 and $45,958 respectively, on open forward foreign currency contracts, forward premium swaptions, OTC total return swaps, OTC volatility swaps and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of December 31, 2024, the Portfolios could have been required to pay this amount in cash to its counterparties. As of December 31, 2024, Global Bond had pledged $330,000 in cash collateral for open OTC derivatives transactions with its respective counterparties. There was no cash collateral pledged by any other Portfolio at December 31, 2024.

As of December 31, 2024, American Century Small-Mid Cap Value had not entered into any Master Agreements.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

During the year ended December 31, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. There were no open forward foreign currency for Global Insights at December 31, 2024.

	Buy	Sell
Global Bond	$70,368,950	$29,535,104
Global Insights	2,618,465	—
International High Dividend Low Volatility	1,404,019	108,442
American Century Small-Mid Cap Value	145,650	17,008,980

	Buy	Sell
Invesco Comstock	287,138	7,623,009
Invesco Equity and Income	14,433,234	29,729,861

I. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2024, Global Bond and Invesco Equity and Income had purchased (Global Bond only) and sold futures contracts on various notes and bonds as part of their respective duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2024, Global Bond and Invesco Equity and Income had an average notional

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value on futures contracts purchased and sold as disclosed below. Please refer to the table within the Portfolio of Investments for open futures contracts at December 31, 2024.

	Purchased	Sold
Global Bond	$43,114,380	$7,691,370
Invesco Equity and Income	—	3,192,948

At December 31, 2024, Invesco Equity and Income had pledged U.S. Treasury Bills with an original par value of $85,000 as collateral for open futures contracts.

J.  Securities Lending. Each Portfolio may temporarily loan up to 331⁄3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulations S, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L. Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios’ Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At December 31, 2024, Global Bond had not pledged any cash collateral for any when-issued or delayed-delivery transactions.

M. Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the year ended December 31, 2024, Global Bond had purchased and written interest rate swaptions with an average notional value of $8,840,404 and $13,746,904, respectively, to gain additional exposure to interest rates and to generate income. There were no open purchased and written interest swaptions at December 31, 2024.

During the year ended December 31, 2024, Global Bond had purchased and written foreign currency options with an average notional value of $5,334,186 and $3,141,255, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at December 31, 2024.

During the year ended December 31, 2024, Global Bond had purchased and written forward premium swaptions with an average notional value of $6,376,989 and $9,498,414, respectively, to manage duration and yield curve exposures and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written forward premium swaptions at December 31, 2024.

During the year ended December 31, 2024, Global Bond had purchased and written exchange-traded options with an average notional value of $29,646,815 and $29,646,815, respectively, to manage duration and yield curve exposures and to generate income. There were no open purchased and written exchange-traded options at December 31, 2024.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the year ended December 31, 2024, Global Bond bought credit protection on credit default swap indices (“CDX”) with an average notional amount of $3,300,000 to reduce exposure to various sectors of the credit market. There were no open credit default swaps to buy protection at December 31, 2024.

During the year ended December 31, 2024, Global Bond sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $1,650,000 to gain exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to sell protection at December 31, 2024.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the year ended December 31, 2024, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $17,408,972.

For the year ended December 31, 2024, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $66,820,864.

Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at December 31, 2024.

At December 31, 2024, Global Bond had pledged $1,385,000 in cash collateral for open centrally cleared swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the year ended December 31, 2024, Global Bond had entered into receiver and payer volatility swaps on foreign currencies with an average notional amount of $31,240 and $6,000, respectively. Please refer to the tables within the Portfolio of Investments for open payer volatility swaps at December 31, 2024. There were no open receiver volatility swaps at December 31, 2024.

Total Return Swap Contracts. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the year ended December 31, 2024, Global Bond had an average notional amount of $920,000,000 on receiver total return swaps.

Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

For the year ended December 31, 2024, Global Bond had an average notional amount of $1,131,100 on cross-currency swaps in which the Portfolio receives the floating rate. There were no open cross-currency swaps at December 31, 2024.

P. Equity-Linked Notes. Invesco Equity and Income invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Portfolio of Investments for open equity-linked notes at December 31, 2024.

Q. Structured Notes. Global Bond and Invesco Equity and Income invest in structured notes whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these notes may be ‘structured’ by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these notes will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured note. There were no structured notes for either Global Bond and Invesco Equity and Income at December 31, 2024.

R. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Global Bond	$32,784,009	$44,098,008
Global Insights	1,399,181,806	1,596,696,378
International High Dividend Low Volatility	223,003,616	266,603,700
American Century Small-Mid Cap Value	153,851,018	191,655,768
Baron Growth	16,318,727	94,888,577
Columbia Contrarian Core	35,497,803	36,384,607
Columbia Small Cap Value II	114,319,240	150,309,670
Invesco Comstock	53,054,131	103,709,210
Invesco Equity and Income	154,397,088	733,320,918
JPMorgan Mid Cap Value	77,295,320	140,998,270
T. Rowe Price Diversified Mid Cap Growth	493,918,877	623,577,374
T. Rowe Price Growth Equity	590,707,582	908,536,475

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$123,782,765	$120,474,579
Invesco Equity and Income	866,348,722	911,199,936

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global Bond	0.600% on the first $4 billion;
0.575% on the next $1 billion;
0.550% on the next $1 billion;
0.530% on assets over $6 billion
Global Insights	0.70% on the first $3 billion;
0.68% on the next $1 billion;
0.67% on the next $4 billion;
0.66% thereafter
International High Dividend Low Volatility	0.60% on all assets
American Century Small-Mid Cap Value	0.91% on all assets
Baron Growth	0.950% on the first $1 billion;
0.925% on the next $1 billion;
0.900% on assets over $2 billion
Columbia Contrarian Core	0.90% on the first $500 million;
0.85% on the next $500 million;
0.80% on assets over $1 billion
Columbia Small Cap Value II	0.85% on all assets
Invesco Comstock	0.70% on all assets
Invesco Equity and Income	0.65% on the first $750 million;
0.63% on the next $250 million;
0.61% on assets over $1 billion
JPMorgan Mid Cap Value	0.85% on the first $500 million;
0.75% on the next $500 million;
0.70% on assets over $1 billion
T. Rowe Price Diversified Mid Cap Growth	0.74% on all assets
T. Rowe Price Growth Equity	0.70% on all assets

The Investment Adviser is contractually obligated to waive 0.003%, 0.05%, 0.048%, 0.027%, 0.01%, 0.025%, and 0.039% of the management fee for Global Bond, Global Insights, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Equity and Income, JPMorgan Mid Cap Value, and T. Rowe Price Growth Equity, respectively. Any fees waived or reimbursed are not eligible for recoupment.

Termination or modification of this obligation requires approval by the Board.

Effective May 1, 2024, the Board approved the expiration of the 0.02% management fee waiver for T. Rowe Price Diversified Mid Cap Growth. Prior to May 1, 2024, the Investment Adviser was contractually obligated to waive 0.02% of the management fee. Any fees waived or reimbursed were not eligible for recoupment.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Global Bond, Global Insights & International High Dividend Low Volatility	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock & Invesco Equity and Income	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution (the “Plan”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and a Portfolio makes payments at an annual rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024 (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage

ReliaStar Life Insurance Company	Global Bond	5.35%
	Global Insights	7.92
	Columbia Small Cap Value II	5.18
	Invesco Comstock	6.76
	T. Rowe Price Diversified Mid Cap Growth	12.14
Voya Institutional Trust Company	Global Bond	14.36
	Global Insights	12.18
	International High Dividend Low Volatility	7.89
	American Century Small-Mid Cap Value	49.73
	Baron Growth	34.82
	Columbia Contrarian Core	54.11
	Columbia Small Cap Value II	19.22
	Invesco Comstock	13.13
	Invesco Equity and Income	9.77
	JPMorgan Mid Cap Value	32.14
	T. Rowe Price Diversified Mid Cap Growth	10.78
	T. Rowe Price Growth Equity	31.08
Voya Retirement Insurance and Annuity Company	Global Bond	69.84
	Global Insights	68.81
	International High Dividend Low Volatility	26.91
	American Century Small-Mid Cap Value	47.85
	Baron Growth	58.96
	Columbia Contrarian Core	41.01
	Columbia Small Cap Value II	29.27
	Invesco Comstock	43.71
	Invesco Equity and Income	79.45
	JPMorgan Mid Cap Value	36.62
	T. Rowe Price Diversified Mid Cap Growth	64.31
	T. Rowe Price Growth Equity	61.41
Voya Solution 2045 Portfolio	Invesco Comstock	5.58
Voya Solution Moderately Aggressive Portfolio	Invesco Comstock	5.79

The Investment Adviser may direct the Portfolios’ sub- advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global Bond	$134,163
Global Insights	1,207,845
International High Dividend Low Volatility	244,683
American Century Small-Mid Cap Value	503,223
Baron Growth	584,170
Columbia Contrarian Core	60,561
Columbia Small Cap Value II	132,156
Invesco Comstock	156,778
Invesco Equity and Income	477,373
JPMorgan Mid Cap Value	347,332
T. Rowe Price Diversified Mid Cap Growth	816,690
T. Rowe Price Growth Equity	1,018,158

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 7 —EXPENSE LIMITATION AGREEMENTS (continued)

expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global Bond	1.17%	0.67%	N/A	0.92%	N/A
Global Insights	1.30%	0.80%	N/A	1.05%	1.20%
International High Dividend Low Volatility	1.25%	0.75%	N/A	1.00%	1.15%
American Century Small-Mid Cap Value	1.35%	0.85%	N/A	1.10%	1.25%
Baron Growth	1.49%	0.99%	0.99%	1.24%	1.39%
Columbia Contrarian Core	N/A	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.45%	0.95%	0.95%	1.20%	1.35%
Invesco Comstock	N/A	N/A	N/A	N/A	N/A
Invesco Equity and Income	1.15%	0.65%	N/A	0.90%	1.05%
JPMorgan Mid Cap Value	1.38%	0.88%	N/A	1.13%	1.28%
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity	1.25%	0.75%	N/A	1.00%	1.15%

Pursuant to a side letter agreement for Columbia Contrarian Core, through May 1, 2025, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expense so that the expense limits are 1.25%, 0.75% and 1.00% for Class ADV, Class I and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement for Invesco Comstock, through May 1, 2025, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expense so that the expense limits are 1.20%, 0.70% and 0.95% for Class ADV, Class I and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the

Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	December 31,
	2025	2026	2027	Total
Global Bond	$177,402	$64,677	$64,448	$306,527
Global Insights	536,939	—	—	536,939
American Century Small-Mid Cap Value	1,088,778	313,374	326,911	1,729,063
Invesco Equity and Income	760,458	212,224	315,176	1,287,858
JPMorgan Mid Cap Value	413,972	34,173	8,590	456,735
T. Rowe Price Growth Equity	734,976	—	—	734,976

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of December 31, 2024, are as follows:

	December 31,
	2025	2026	2027	Total
Global Bond
Class ADV	$—	$17,681	$16,325	$34,006
Class I	—	97,376	91,616	188,992
Class S	—	26,918	26,308	53,226
Global Insights
Class ADV	$—	$59,610	$67,825	$127,435
Class I	—	495,204	546,267	1,041,471
Class S	—	66,796	70,608	137,404
Class S2	—	1,436	1,629	3,065
International High Dividend Low Volatility
Class I	$—	$—	$313	$313
American Century Small-Mid Cap Value
Class ADV	$—	$177,126	$168,819	$345,945
Class I	—	243,916	196,775	440,691
Class S	—	155,655	135,240	290,895
Class S2	—	3,058	2,993	6,051
Baron Growth
Class ADV	$107,485	$130,466	$128,023	$365,974
Class I	131,076	157,522	147,156	435,754
Class S	217,990	267,532	248,570	734,092
Class S2	2,162	2,759	2,695	7,616
Columbia Small Cap Value II
Class ADV	$13,356	$12,722	$9,901	$35,979
Class I	18,923	22,735	16,192	57,850
Class S	32,665	33,541	26,999	93,205
Class S2	686	762	685	2,133
Invesco Equity and Income
Class ADV	$—	$20,673	$22,294	$42,967
Class I	—	208,588	223,268	431,856
Class S	—	162,614	100,383	262,997

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 7 —EXPENSE LIMITATION AGREEMENTS (continued)

	December 31,
	2025	2026	2027	Total
Class S2	—	126,752	76,579	203,331
JPMorgan Mid Cap Value
Class ADV	$—	$93,999	$89,130	$183,129
Class I	—	124,910	99,224	224,134
Class S	—	177,632	158,470	336,102
Class S2	—	914	962	1,876
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$31,686	$39,191	$36,720	$107,597
Class I	503,001	552,547	456,895	1,512,443
Class S	16,957	18,425	15,451	50,833
Class S2	1,931	1,611	1,532	5,074
T. Rowe Price Growth Equity
Class ADV	$—	$152,092	$121,613	$273,705
Class I	—	666,247	452,027	1,118,274
Class S	—	28,883	23,875	52,758
Class S2	—	2,657	2,281	4,938

The Expense Limitation Agreement is contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the year ended December 31, 2024 as follows:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Global Insights	19	$2,696,158	6.13%
International High Dividend Low Volatility	12	4,127,917	6.27
American Century Small-Mid Cap Value	2	12,291,500	6.33
Baron Growth	29	2,926,448	6.33
Columbia Small Cap Value II	1	2,075,000	6.33
JPMorgan Mid Cap Value	1	11,255,000	6.33
T. Rowe Price Diversified Mid Cap Growth	6	939,667	6.19
T. Rowe Price Growth Equity	18	3,820,389	6.33

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Global Bond
Class ADV
12/31/2024	56,793	—	61,925	(221,776)	—	(103,058)	451,452	—	495,358	(1,783,138)	—	(836,328)
12/31/2023	37,635	—	56,019	(200,930)	—	(107,276)	300,938	—	446,586	(1,604,875)	—	(857,351)
Class I
12/31/2024	459,025	—	386,195	(1,556,744)	—	(711,524)	3,763,154	—	3,147,985	(12,741,525)	—	(5,830,386)
12/31/2023	247,490	—	368,221	(1,228,383)	—	(612,672)	2,012,232	—	2,992,012	(9,978,513)	—	(4,974,269)
Class S
12/31/2024	428,860	—	104,512	(734,939)	—	(201,567)	3,432,901	—	850,457	(6,023,792)	—	(1,740,434)
12/31/2023	223,350	—	92,279	(403,641)	—	(88,012)	1,815,391	—	748,872	(3,275,289)	—	(711,026)
Global Insights
Class ADV
12/31/2024	94,054	—	8,753,719	(1,486,643)	—	7,361,130	1,045,853	—	70,993,564	(17,545,519)	—	54,493,898
12/31/2023	302,335	—	845,062	(810,694)	—	336,703	4,703,649	—	12,912,543	(12,623,473)	—	4,992,719
Class I
12/31/2024	213,357	—	51,722,413	(9,549,860)	—	42,385,910	2,781,847	—	512,705,989	(136,643,635)	—	378,844,201
12/31/2023	547,550	—	5,861,561	(10,285,474)	—	(3,876,363)	9,614,255	—	98,532,842	(176,758,250)	—	(68,611,153)
Class S
12/31/2024	286,943	—	8,391,569	(3,192,092)	—	5,486,420	3,062,897	—	71,369,455	(36,892,493)	—	37,539,859
12/31/2023	360,249	—	918,440	(1,253,250)	—	25,439	5,773,369	—	14,309,296	(19,973,569)	—	109,096
Class S2
12/31/2024	22,950	—	244,821	(34,308)	—	233,463	263,072	—	1,836,836	(355,234)	—	1,744,674
12/31/2023	18,532	—	19,456	(36,560)	—	1,428	280,116	—	286,385	(550,638)	—	15,863
International High Dividend Low Volatility
Class ADV
12/31/2024	145,040	—	108,570	(381,839)	—	(128,229)	1,472,882	—	1,084,610	(3,877,231)	—	(1,319,739)
12/31/2023	136,918	—	104,922	(443,605)	—	(201,765)	1,290,521	—	969,483	(4,160,385)	—	(1,900,381)
Class I
12/31/2024	246,247	—	479,138	(1,535,012)	—	(809,627)	2,556,863	—	4,844,087	(15,805,721)	—	(8,404,771)
12/31/2023	368,253	—	502,075	(2,002,600)	—	(1,132,272)	3,547,115	—	4,689,379	(19,146,153)	—	(10,909,659)
Class S
12/31/2024	782,627	—	800,942	(4,375,918)	—	(2,792,349)	8,009,879	—	8,049,465	(44,974,929)	—	(28,915,585)
12/31/2023	216,540	—	894,604	(4,177,484)	—	(3,066,340)	2,070,918	—	8,310,875	(39,247,000)	—	(28,865,207)
Class S2
12/31/2024	555	—	856	(11,337)	—	(9,926)	5,781	—	8,740	(119,470)	—	(104,949)
12/31/2023	834	—	671	(25,714)	—	(24,209)	8,013	—	6,328	(246,828)	—	(232,487)
American Century Small-Mid Cap Value
Class ADV
12/31/2024	394,116	—	477,908	(1,420,161)	—	(548,137)	4,026,711	—	4,793,420	(14,645,165)	—	(5,825,034)
12/31/2023	893,283	—	1,484,478	(1,355,078)	—	1,022,683	8,978,713	—	14,503,355	(14,058,825)	—	9,423,243
Class I
12/31/2024	800,039	—	481,568	(2,686,136)	—	(1,404,529)	9,157,496	—	5,412,824	(30,596,778)	—	(16,026,458)
12/31/2023	746,543	—	1,652,891	(4,855,328)	—	(2,455,894)	8,583,771	—	17,999,983	(58,293,059)	—	(31,709,305)
Class S
12/31/2024	101,620	—	331,455	(1,197,349)	—	(764,274)	1,145,311	—	3,636,062	(13,293,023)	—	(8,511,650)
12/31/2023	390,910	—	1,101,948	(1,307,514)	—	185,344	4,132,754	—	11,724,728	(14,776,437)	—	1,081,045
Class S2
12/31/2024	22,995	—	8,511	(33,906)	—	(2,400)	235,783	—	85,450	(350,411)	—	(29,178)
12/31/2023	34,607	—	25,807	(32,563)	—	27,851	344,616	—	252,395	(330,283)	—	266,728
Baron Growth
Class ADV
12/31/2024	125,051	—	282,841	(841,563)	—	(433,671)	2,514,691	—	5,481,457	(17,101,262)	—	(9,105,114)
12/31/2023	215,960	—	360,524	(551,070)	—	25,414	4,380,977	—	7,127,554	(10,987,543)	—	520,988
Class I
12/31/2024	140,871	—	183,360	(905,906)	—	(581,675)	3,757,139	—	4,712,343	(24,234,825)	—	(15,765,343)
12/31/2023	249,617	—	256,390	(779,343)	—	(273,336)	6,482,433	—	6,599,482	(20,075,571)	—	(6,993,656)
Class R6
12/31/2024	112,237	—	59,838	(373,875)	—	(201,800)	2,999,528	—	1,540,840	(10,028,220)	—	(5,487,852)
12/31/2023	246,586	—	79,787	(370,604)	—	(44,231)	6,394,014	—	2,056,896	(9,577,886)	—	(1,126,976)
Class S
12/31/2024	55,847	—	400,687	(1,634,395)	—	(1,177,861)	1,332,884	—	9,071,555	(38,263,843)	—	(27,859,404)
12/31/2023	269,725	—	558,642	(884,833)	—	(56,466)	6,154,897	—	12,764,976	(20,346,317)	—	(1,426,444)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Baron Growth (continued)
Class S2
12/31/2024	9,147	—	5,584	(22,068)	—	(7,337)	191,246	—	111,688	(470,570)	—	(167,636)
12/31/2023	11,215	—	7,187	(17,758)	—	644	231,372	—	146,175	(370,193)	—	7,354
Columbia Contrarian Core
Class ADV
12/31/2024	561,180	—	69,166	(509,217)	—	121,129	7,495,614	—	913,679	(7,058,713)	—	1,350,580
12/31/2023	357,496	—	904,196	(189,423)	—	1,072,269	4,570,981	—	10,045,623	(2,592,080)	—	12,024,524
Class I
12/31/2024	71,304	—	11,285	(127,366)	—	(44,777)	1,137,292	—	177,282	(2,058,486)	—	(743,912)
12/31/2023	37,844	—	165,860	(67,060)	—	136,644	559,205	—	2,181,053	(1,012,956)	—	1,727,302
Class S
12/31/2024	115,935	—	40,666	(246,692)	—	(90,091)	1,728,207	—	599,006	(3,743,535)	—	(1,416,322)
12/31/2023	202,617	—	589,135	(128,435)	—	663,317	2,755,433	—	7,275,819	(1,916,156)	—	8,115,096
Columbia Small Cap Value II
Class ADV
12/31/2024	131,667	—	169,544	(344,268)	—	(43,057)	2,167,045	—	2,556,723	(5,525,060)	—	(801,292)
12/31/2023	90,659	—	118,403	(552,413)	—	(343,351)	1,384,253	—	1,830,517	(8,450,024)	—	(5,235,254)
Class I
12/31/2024	275,137	—	234,512	(1,234,586)	—	(724,937)	4,664,665	—	3,745,164	(21,237,336)	—	(12,827,507)
12/31/2023	705,455	—	238,302	(746,933)	—	196,824	12,041,159	—	3,879,556	(11,899,099)	—	4,021,616
Class R6
12/31/2024	103,329	—	56,059	(174,341)	—	(14,953)	1,780,131	—	896,943	(2,963,018)	—	(285,944)
12/31/2023	161,398	—	49,569	(313,298)	—	(102,331)	2,667,770	—	808,468	(5,147,056)	—	(1,670,818)
Class S
12/31/2024	176,156	—	422,175	(946,931)	—	(348,600)	2,977,701	—	6,708,363	(16,102,714)	—	(6,416,650)
12/31/2023	111,159	—	312,492	(855,756)	—	(432,105)	1,808,250	—	5,065,500	(13,723,543)	—	(6,849,793)
Class S2
12/31/2024	18,696	—	11,131	(27,703)	—	2,124	301,802	—	167,853	(457,781)	—	11,874
12/31/2023	13,469	—	7,734	(19,318)	—	1,885	207,275	—	119,642	(299,110)	—	27,807
Invesco Comstock
Class ADV
12/31/2024	25,397	—	164,520	(235,801)	—	(45,884)	538,708	—	3,247,125	(4,914,176)	—	(1,128,343)
12/31/2023	43,305	—	224,703	(363,065)	—	(95,057)	865,880	—	4,366,152	(7,460,788)	—	(2,228,756)
Class I
12/31/2024	785,898	—	597,521	(2,781,165)	—	(1,397,746)	16,825,362	—	11,999,703	(59,525,964)	—	(30,700,899)
12/31/2023	777,097	—	993,911	(1,820,337)	—	(49,329)	16,251,531	—	19,603,597	(37,849,061)	—	(1,993,933)
Class S
12/31/2024	81,904	—	487,124	(497,950)	—	71,078	1,750,538	—	9,781,006	(10,580,529)	—	951,015
12/31/2023	150,540	—	638,163	(542,827)	—	245,876	3,117,237	—	12,583,981	(11,065,733)	—	4,635,485
Invesco Equity and Income
Class ADV
12/31/2024	66,168	—	100,021	(164,189)	—	2,000	2,806,966	—	4,056,545	(6,911,548)	—	(48,037)
12/31/2023	65,763	—	75,787	(233,638)	—	(92,088)	2,624,501	—	3,002,847	(9,325,668)	—	(3,698,320)
Class I
12/31/2024	66,204	—	978,501	(1,606,305)	—	(561,600)	2,884,392	—	40,887,652	(69,749,521)	—	(25,977,477)
12/31/2023	84,350	—	787,317	(1,157,184)	—	(285,517)	3,469,257	—	32,095,901	(47,480,505)	—	(11,915,347)
Class S
12/31/2024	37,520	—	531,702	(7,764,875)	—	(7,195,653)	1,588,336	—	21,788,848	(323,130,694)	—	(299,753,510)
12/31/2023	89,237	—	600,863	(1,570,148)	—	(880,048)	3,675,030	—	24,208,138	(63,450,854)	—	(35,567,686)
Class S2
12/31/2024	9,773	—	429,002	(6,536,116)	—	(6,097,341)	417,703	—	17,167,665	(265,741,493)	—	(248,156,125)
12/31/2023	67,551	—	481,539	(1,024,600)	—	(475,510)	2,710,328	—	18,987,426	(40,773,086)	—	(19,075,332)
JPMorgan Mid Cap Value
Class ADV
12/31/2024	193,426	—	306,247	(817,259)	—	(317,586)	2,881,173	—	4,478,035	(12,433,886)	—	(5,074,678)
12/31/2023	127,480	—	592,642	(907,497)	—	(187,375)	1,794,853	—	8,189,523	(12,826,000)	—	(2,841,624)
Class I
12/31/2024	265,967	—	314,160	(2,038,587)	—	(1,458,460)	4,263,250	—	4,894,616	(32,561,222)	—	(23,403,356)
12/31/2023	302,752	—	754,255	(1,646,115)	—	(589,108)	4,583,753	—	11,031,784	(24,430,515)	—	(8,814,978)
Class S
12/31/2024	131,162	—	518,699	(1,752,714)	—	(1,102,853)	2,057,820	—	7,886,381	(27,474,998)	—	(17,530,797)
12/31/2023	137,624	—	1,044,789	(2,086,973)	—	(904,560)	1,978,395	—	14,959,142	(30,828,503)	—	(13,890,966)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

JPMorgan Mid Cap Value (continued)
Class S2
12/31/2024	5,356	—	3,360	(7,842)	—	874	80,275	—	49,084	(122,421)	—	6,938
12/31/2023	6,108	—	5,912	(7,180)	—	4,840	86,465	—	81,614	(98,617)	—	69,462
T. Rowe Price Diversified Mid Cap Growth
Class ADV
12/31/2024	532,761	—	1,242,791	(1,206,827)	—	568,725	4,562,623	—	8,960,523	(10,128,706)	—	3,394,440
12/31/2023	739,397	—	14,043	(678,215)	—	75,225	5,422,827	—	107,713	(4,980,427)	—	550,113
Class I
12/31/2024	1,230,401	—	8,979,870	(11,093,408)	—	(883,137)	13,648,357	—	86,206,752	(122,692,255)	—	(22,837,146)
12/31/2023	624,702	—	118,957	(18,137,133)	—	(17,393,474)	5,903,207	—	1,166,965	(167,795,968)	—	(160,725,796)
Class R6
12/31/2024	4,369,945	—	1,406,912	(5,129,737)	—	647,120	49,213,741	—	13,548,558	(57,924,967)	—	4,837,332
12/31/2023	1,828,655	—	14,963	(1,705,392)	—	138,226	17,005,379	—	147,085	(16,031,004)	—	1,121,460
Class S
12/31/2024	214,411	—	377,307	(755,704)	—	(163,986)	2,146,703	—	3,256,156	(7,557,915)	—	(2,155,056)
12/31/2023	304,419	—	4,776	(762,498)	—	(453,303)	2,580,752	—	42,748	(6,525,955)	—	(3,902,455)
Class S2
12/31/2024	38,065	—	50,676	(60,208)	—	28,533	335,680	—	373,484	(529,101)	—	180,063
12/31/2023	32,813	—	567	(38,230)	—	(4,850)	255,611	—	4,426	(292,721)	—	(32,684)
T. Rowe Price Growth Equity
Class ADV
12/31/2024	43,489	—	531,831	(648,381)	—	(73,061)	3,385,257	—	36,887,816	(49,403,953)	—	(9,130,880)
12/31/2023	162,080	—	80,733	(513,847)	—	(271,034)	9,162,634	—	5,190,346	(31,139,430)	—	(16,786,450)
Class I
12/31/2024	339,975	—	1,276,077	(2,822,698)	—	(1,206,646)	32,442,992	—	111,056,945	(267,322,307)	—	(123,822,370)
12/31/2023	1,218,620	—	231,752	(4,673,555)	—	(3,223,183)	81,782,437	—	18,136,947	(337,730,471)	—	(237,811,087)
Class S
12/31/2024	65,795	—	80,626	(136,385)	—	10,036	5,684,732	—	6,314,623	(12,267,822)	—	(268,467)
12/31/2023	69,670	—	12,821	(105,359)	—	(22,868)	4,727,657	—	915,312	(7,201,455)	—	(1,558,486)
Class S2
12/31/2024	5,096	—	9,309	(20,087)	—	(5,682)	400,563	—	673,018	(1,580,148)	—	(506,567)
12/31/2023	18,148	—	1,373	(14,041)	—	5,480	1,111,629	—	91,490	(832,295)	—	370,824

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — SECURITIES LENDING (continued)

delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2024:

Global Bond

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$44,303	$(44,303)	$—
BNP Paribas	108,592	(108,592)	—
BofA Securities Inc	41,870	(41,870)	—
Citadel Clearing LLC	25,361	(25,361)	—
Citigroup Global Markets Inc.	8,046	(8,046)	—
Daiwa Capital Markets America Inc.	25,159	(25,159)	—
Deutsche Bank Securities Inc.	32,103	(32,103)	—
Goldman, Sachs & Co. LLC	366,837	(366,837)	—
HSBC Securities (USA) Inc.	49,199	(49,199)	—
JP Morgan Securities Plc.	171,403	(171,403)	—
Mizuho Securities USA LLC.	63,529	(63,529)	—
MUFG Securities Americas Inc.	5,029	(5,029)	—
National Bank Financial Inc	75,763	(75,763)	—
NatWest Markets Securities Inc.	45,965	(45,965)	—
Scotia Capital (USA) INC	33,025	(33,025)	—
Truist Securities INC	81,025	(81,025)	—
Total	$1,177,209	$(1,177,209)	$—

(1)	Cash collateral with a fair value of $1,226,791 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International High Dividend Low Volatility

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Citigroup Global Markets Limited	$526,562	$(526,562)	$—
JP Morgan Securities Plc.	5,815,689	(5,815,689)	—
Morgan Stanley & Co. LLC	934,637	(934,637)	—
State Street Bank and Trust Company	938,052	(938,052)	—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
UBS AG	$764,164	$(764,164)	$—
Total	$8,979,104	$(8,979,104)	$—

(1)	Cash collateral with a fair value of $9,472,431 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$3,358	$(3,358)	$—
State Street Bank and Trust Company	563,621	(563,621)	—
TD Prime Services LLC	3,472,984	(3,472,984)	—
UBS Securities LLC	83,918	(83,918)	—
Total	$4,123,881	$(4,123,881)	$—

(1)	Cash collateral with a fair value of $4,238,613 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,392,788	$(1,392,788)	$—
BNP Paribas Securities Corp.	36,749	(36,749)	—
CIBC World Markets Corporation	1,026,903	(1,026,903)	—
Goldman, Sachs & Co. LLC	2,449,515	(2,449,515)	—
HSBC Securities (USA) Inc.	16,634	(16,634)	—
J.P. Morgan Securities LLC	175,281	(175,281)	—
National Financial Services LLC	2,056,287	(2,056,287)	—
State Street Bank and Trust Company	1,014,104	(1,014,104)	—
Truist Securities INC	64,332	(64,332)	—
UBS Securities LLC	291,467	(291,467)	—
Total	$8,524,060	$(8,524,060)	$—

(1)	Cash collateral with a fair value of $8,764,901 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — SECURITIES LENDING (continued)

JPMorgan Mid Cap Value

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
National Financial Services LLC	$2,559,815	$(2,559,815)	$—
Total	$2,559,815	$(2,559,815)	$—

(1)	Cash collateral with a fair value of $2,617,257 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Diversified Mid Cap Growth

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
National Financial Services LLC	$1,743,505	$(1,743,505)	$—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Natixis Securities America LLC	$1,046,879	$(1,046,879)	$—
Nomura Securities International, Inc.	917,386	(917,386)	—
Scotia Capital (USA) INC	1,401,320	(1,401,320)	—
TD Prime Services LLC	1,145,667	(1,145,667)	—
UBS AG	4,739,818	(4,739,818)	—
Wells Fargo Securities LLC	11,625	(11,625)	—
Total	$11,006,200	$(11,006,200)	$—

(1)	Cash collateral with a fair value of $11,262,841 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

The following permanent tax differences have been reclassified as of December 31, 2024:

	Paid-in	Distributable
	Capital	Earnings
Global Bond	$5,865	$(5,865)
American Century Small-Mid Cap Value	(624)	624
Baron Growth	(155,549)	155,549
JPMorgan Mid Cap Value	35,830	(35,830)
T. Rowe Price Diversified Mid Cap Growth	(101,941)	101,941
T. Rowe Price Growth Equity(1)	(5,415,591)	5,415,591

(1)       Amount relates to net operating loss.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Year Ended			Year Ended
	December 31, 2024			December 31, 2023
	Ordinary	Long-term	Return of	Ordinary	Long-term	Return of
	Income	Capital Gains	Capital	Income	Capital Gains	Capital
Global Bond	$253,650	$—	$4,241,819	$3,218,958	$—	$968,512
Global Insights	1,611,455	655,294,389	—	460,274	125,580,792	—
International High Dividend Low Volatility	13,986,902	—	—	13,976,065	—	—
American Century Small-Mid Cap Value	6,577,473	7,350,283	—	9,477,566	35,002,895	—
Baron Growth	—	20,917,883	—	—	28,695,083	—
Columbia Contrarian Core	181,628	1,508,339	—	911,414	18,591,081	—
Columbia Small Cap Value II	2,432,671	11,642,375	—	930,381	10,773,302	—
Invesco Comstock	4,467,569	20,560,265	—	6,034,657	30,519,073	—
Invesco Equity and Income	17,692,684	66,208,026	—	20,952,329	57,341,983	—
JPMorgan Mid Cap Value	2,450,509	14,857,607	—	3,219,512	31,042,551	—
T. Rowe Price Diversified Mid Cap Growth	—	112,345,473	—	9,521	1,459,416	—
T. Rowe Price Growth Equity	4,168,009	150,764,393	—	—	24,334,095	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Global Bond	$—	$—	$(6,770,635)	$(2,912,787)	Short-term	$—	$(28,058,914)
				(18,375,492)	Long-term
				$(21,288,279)
Global Insights	32,718,640	54,816,325	110,073,418	—	—	(1,294,085)	196,314,298
International High Dividend Low Volatility	12,365,539	5,768,975	22,535,210	—	—	—	40,669,724
American Century Small-Mid Cap Value	10,710,487	14,484,606	5,227,537	—	—	—	30,422,630
Baron Growth	990,859	73,282,447	351,643,364	—	—	—	425,916,670
Columbia Contrarian Core	317,978	6,368,650	19,907,798	—	—	—	26,594,426
Columbia Small Cap Value II	4,592,465	19,086,192	17,014,740	—	—	—	40,693,397
Invesco Comstock	1,217,157	27,679,128	38,373,687	—	—	—	67,269,972
Invesco Equity and Income	8,094,969	120,775,610	48,207,418	—	—	—	177,077,997
JPMorgan Mid Cap Value	43,811	34,420,725	82,077,743	—	—	—	116,542,279
T. Rowe Price Diversified Mid Cap Growth	13,942,703	116,495,714	271,490,356	—	—	—	401,928,773
T. Rowe Price Growth Equity	—	286,198,103	543,144,555	—	—	—	829,342,658

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of December 31, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2024, the following Portfolios declared dividends and distributions of:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	Per Share
	Amount	Payable Date	Record Date
Global Bond
Class ADV	$0.0227	February 3, 2025	Daily
Class I	$0.0265	February 3, 2025	Daily
Class S	$0.0248	February 3, 2025	Daily

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: 19.7%
	Australia: 0.3%
AUD558,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	$259,207	0.3

	Belgium: 0.7%
786,000 (1)	Kingdom of Belgium Government International Bond, 4.875%, 06/10/2055	735,656	0.7

	Brazil: 1.8%
BRL10,381 (2)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	1,454,808	1.5
BRL537,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	329,529	0.3
		1,784,337	1.8
	Canada: 0.8%
CAD575,000	Canadian Government Bond 0004, 2.000%, 12/01/2051	305,647	0.3
571,000	Province of British Columbia Canada, 4.200%, 07/06/2033	543,429	0.5
		849,076	0.8
	China: 11.6%
CNY1,400,000	China Government Bond INBK, 2.520%, 08/25/2033	204,475	0.2
CNY4,120,000	China Government Bond INBK, 2.690%, 08/15/2032	606,390	0.6
CNY13,660,000	China Government Bond INBK, 2.850%, 06/04/2027	1,947,218	1.9
CNY4,500,000	China Government Bond INBK, 2.880%, 02/25/2033	673,085	0.7
CNY2,400,000	China Government Bond INBK, 3.000%, 10/15/2053	403,582	0.4
CNY550,000	China Government Bond INBK, 3.190%, 04/15/2053	94,693	0.1
CNY6,880,000	China Government Bond INBK, 3.250%, 06/06/2026	971,279	1.0
CNY29,640,000	China Government Bond INBK, 3.250%, 11/22/2028	4,362,189	4.3
CNY12,880,000	China Government Bond INBK, 3.290%, 05/23/2029	1,917,172	1.9

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	China: (continued)
CNY1,270,000	China Government Bond INBK, 3.320%, 04/15/2052	$221,685	0.2
CNY1,780,000	China Government Bond INBK, 4.080%, 10/22/2048	339,274	0.3
		11,741,042	11.6
	Czechia: 0.2%
CZK3,950,000	Czech Republic Government Bond 105, 2.750%, 07/23/2029	155,211	0.2

	Germany: 0.3%
EUR30,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	29,701	0.0
EUR200,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	159,516	0.2
EUR120,000	Bundesrepublik Deutschland Bundesanleihe, 2.730%, 08/15/2026	120,353	0.1
		309,570	0.3
	Indonesia: 0.4%
IDR6,452,000,000	Indonesia Treasury Bond FR79, 8.375%, 04/15/2039	444,765	0.4

	Italy: 0.4%
EUR438,000 (1)	Italy Buoni Poliennali Del Tesoro 30Y, 3.850%, 09/01/2049	442,751	0.4

	Malaysia: 0.4%
MYR1,864,000	Malaysia Government Bond 0419, 3.828%, 07/05/2034	417,279	0.4

	Poland: 0.2%
PLN650,000 (3)	Republic of Poland Government Bond 0728, 7.500%, 07/25/2028	167,754	0.2

	Spain: 1.7%
EUR870,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	863,746	0.9
EUR908,000 (1)	Spain Government Bond 30Y, 2.700%, 10/31/2048	811,213	0.8
		1,674,959	1.7

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Supranational: 0.4%
400,000	European Bank for Reconstruction & Development, 20.000%, 03/19/2025	$443,330	0.4

	Thailand: 0.5%
THB17,994,000	Thailand Government Bond, 2.875%, 12/17/2028	543,646	0.5

	Total Sovereign Bonds (Cost $21,067,414)	19,968,583	19.7
CORPORATE BONDS/NOTES: 17.6%
	Australia: 0.1%
30,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	30,489	0.1
11,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	11,060	0.0
6,000 (1)	CIMIC Finance USA Pty Ltd., 7.000%, 03/25/2034	6,213	0.0
25,000 (4)	Westpac Banking Corp., 5.618%, 11/20/2035	24,582	0.0
		72,344	0.1
	Canada: 0.6%
20,000 (5)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	20,112	0.0
65,000 (3)(4)	Bank of Montreal, 4.640%, 09/10/2030	63,758	0.1
45,000 (3)	Bank of Montreal, 5.511%, 06/04/2031	45,733	0.1
34,000 (3)(4)	Bank of Nova Scotia, 4.740%, 11/10/2032	32,908	0.0
26,000	Bank of Nova Scotia, 4.850%, 02/01/2030	25,821	0.0
21,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	19,191	0.0
31,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	31,155	0.0
54,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	54,791	0.1
177,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	171,557	0.2
15,000 (3)	Nutrien Ltd., 5.400%, 06/21/2034	14,912	0.0
2,000	Nutrien Ltd., 5.875%, 12/01/2036	2,035	0.0
15,000	Nutrien Ltd., 5.950%, 11/07/2025	15,150	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: (continued)
40,000 (4)	Royal Bank of Canada, 4.650%, 10/18/2030	$39,190	0.1
20,000 (4)	Royal Bank of Canada, 4.969%, 08/02/2030	19,854	0.0
29,000	Royal Bank of Canada, 5.200%, 08/01/2028	29,248	0.0
29,000	Toronto-Dominion Bank, 5.523%, 07/17/2028	29,481	0.0
		614,896	0.6
	Ireland: 0.0%
42,000 (1)	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	42,296	0.0

	Luxembourg: 0.0%
9,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	8,601	0.0
23,000	Schlumberger Investment SA, 2.650%, 06/26/2030	20,503	0.0
4,000	Schlumberger Investment SA, 4.850%, 05/15/2033	3,917	0.0
		33,021	0.0
	Norway: 0.0%
41,000	Equinor ASA, 3.125%, 04/06/2030	37,790	0.0

	Singapore: 0.1%
26,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	25,732	0.0
29,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	28,190	0.1
		53,922	0.1
	United Kingdom: 0.8%
200,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	182,944	0.2
53,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	52,973	0.1
13,000	BAT Capital Corp., 5.834%, 02/20/2031	13,295	0.0
37,000 (1)	CSL Finance PLC, 4.050%, 04/27/2029	35,681	0.0
17,000	National Grid PLC, 5.418%, 01/11/2034	16,932	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United Kingdom: (continued)
200,000 (1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	$191,605	0.2
150,000	Royalty Pharma PLC, 1.200%, 09/02/2025	146,333	0.2
143,000	Royalty Pharma PLC, 1.750%, 09/02/2027	131,759	0.1
		771,522	0.8
	United States: 16.0%
154,000	AbbVie, Inc., 3.800%, 03/15/2025	153,738	0.2
20,000	AbbVie, Inc., 4.050%, 11/21/2039	17,100	0.0
53,000	AbbVie, Inc., 4.950%, 03/15/2031	53,003	0.1
12,000	AbbVie, Inc., 5.050%, 03/15/2034	11,860	0.0
70,000	Accenture Capital, Inc., 4.250%, 10/04/2031	67,285	0.1
12,000	Adobe, Inc., 4.950%, 04/04/2034	11,906	0.0
153,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	151,532	0.2
45,000	AEP Texas, Inc., 5.450%, 05/15/2029	45,602	0.1
9,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	8,860	0.0
60,000 (3)	AES Corp., 2.450%, 01/15/2031	50,034	0.1
33,000	AES Corp., 5.450%, 06/01/2028	33,191	0.0
25,000	AGCO Corp., 5.450%, 03/21/2027	25,252	0.0
30,000	Air Lease Corp., 5.200%, 07/15/2031	29,659	0.0
7,000	Alabama Power Co., 5.850%, 11/15/2033	7,272	0.0
27,000	Altria Group, Inc., 6.200%, 11/01/2028	28,069	0.0
14,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	14,128	0.0
36,000	Ameren Corp., 5.000%, 01/15/2029	36,071	0.0
138,377	American Airlines Pass Through Trust 2021-1, A, 2.875%, 01/11/2036	121,166	0.1
9,000	American Electric Power Co., Inc., 5.625%, 03/01/2033	9,097	0.0
18,000 (4)	American Express Co., 4.990%, 05/01/2026	18,007	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
30,000 (4)	American Express Co., 5.098%, 02/16/2028	$30,178	0.0
35,000 (4)	American Express Co., 5.532%, 04/25/2030	35,650	0.0
9,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	8,049	0.0
26,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	25,909	0.0
43,000	American Honda Finance Corp., 4.700%, 01/12/2028	42,916	0.1
35,000	American Honda Finance Corp., 4.850%, 10/23/2031	34,260	0.0
3,000	American Honda Finance Corp., 4.900%, 01/10/2034	2,885	0.0
20,000	American Honda Finance Corp., 5.650%, 11/15/2028	20,557	0.0
44,000	American International Group, Inc., 3.400%, 06/30/2030	40,690	0.1
54,000	American International Group, Inc., 4.200%, 04/01/2028	52,825	0.1
205,000	American Tower Corp., 2.750%, 01/15/2027	196,950	0.2
29,000	American Tower Corp., 3.650%, 03/15/2027	28,320	0.0
23,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	19,536	0.0
22,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	22,672	0.0
30,000	Amphenol Corp., 5.000%, 01/15/2035	29,301	0.0
13,000	Aon North America, Inc., 5.125%, 03/01/2027	13,093	0.0
37,000	Aon North America, Inc., 5.150%, 03/01/2029	37,128	0.1
23,000	AppLovin Corp., 5.125%, 12/01/2029	22,953	0.0
33,000	AppLovin Corp., 5.375%, 12/01/2031	33,024	0.0
24,000	AppLovin Corp., 5.500%, 12/01/2034	23,836	0.0
45,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	44,834	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
30,000	Arthur J Gallagher & Co., 5.150%, 02/15/2035	$29,264	0.0
51,000 (1)	Athene Global Funding, 5.322%, 11/13/2031	50,188	0.1
89,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	89,765	0.1
13,000	AutoZone, Inc., 6.250%, 11/01/2028	13,605	0.0
26,000	Avnet, Inc., 6.250%, 03/15/2028	26,722	0.0
153,000 (4)	Bank of America Corp., 1.734%, 07/22/2027	145,905	0.2
43,000 (4)	Bank of America Corp., 2.087%, 06/14/2029	39,043	0.1
118,000 (4)	Bank of America Corp., 2.299%, 07/21/2032	98,420	0.1
40,000 (4)	Bank of America Corp., 2.572%, 10/20/2032	33,768	0.0
68,000 (4)	Bank of America Corp., 2.592%, 04/29/2031	59,931	0.1
123,000 (4)	Bank of America Corp., 2.687%, 04/22/2032	105,780	0.1
50,000 (4)	Bank of America Corp., 2.884%, 10/22/2030	45,206	0.1
61,000 (4)	Bank of America Corp., 3.194%, 07/23/2030	56,224	0.1
39,000 (4)	Bank of America Corp., 3.419%, 12/20/2028	37,403	0.1
40,000 (4)	Bank of America Corp., 3.593%, 07/21/2028	38,739	0.1
22,000 (4)	Bank of America Corp., 5.202%, 04/25/2029	22,108	0.0
18,000 (4)	Bank of America Corp., 5.288%, 04/25/2034	17,856	0.0
5,000 (3)(4)	Bank of America Corp., 5.468%, 01/23/2035	5,008	0.0
94,000 (4)	Bank of America Corp., 5.518%, 10/25/2035	91,958	0.1
31,000 (4)	Bank of America Corp., 5.872%, 09/15/2034	31,852	0.0
71,000 (4)	Bank of America Corp. N, 2.651%, 03/11/2032	61,235	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
43,000 (4)	Bank of New York Mellon Corp., 4.975%, 03/14/2030	$43,067	0.1
35,000 (4)	Bank of New York Mellon Corp., 5.060%, 07/22/2032	34,922	0.0
15,000	BAT Capital Corp., 4.390%, 08/15/2037	12,951	0.0
42,000	Becton Dickinson & Co., 4.693%, 02/13/2028	41,803	0.1
230,000	Berry Global, Inc., 1.650%, 01/15/2027	215,438	0.2
8,000	Black Hills Corp., 6.000%, 01/15/2035	8,255	0.0
10,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	8,055	0.0
30,000	Blackstone Private Credit Fund, 5.950%, 07/16/2029	30,214	0.0
21,000 (1)	Blackstone Private Credit Fund, 6.000%, 11/22/2034	20,505	0.0
56,000	Blackstone Reg Finance Co. LLC, 5.000%, 12/06/2034	54,164	0.1
45,000	Blackstone Secured Lending Fund, 2.125%, 02/15/2027	42,143	0.1
12,000 (1)	Blue Owl Credit Income Corp., 5.800%, 03/15/2030	11,824	0.0
10,000	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	10,183	0.0
11,000	Boeing Co., 5.705%, 05/01/2040	10,478	0.0
56,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	53,138	0.1
62,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	58,548	0.1
17,000 (3)	BorgWarner, Inc., 5.400%, 08/15/2034	16,745	0.0
7,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	6,775	0.0
3,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	2,919	0.0
31,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	30,548	0.0
28,000 (4)	BP Capital Markets PLC, 6.125%, 12/31/2199	27,582	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
22,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	$22,147	0.0
44,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	35,462	0.0
19,000	Broadcom, Inc., 4.800%, 10/15/2034	18,344	0.0
44,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	41,877	0.1
25,000	Bunge Ltd. Finance Corp., 4.200%, 09/17/2029	24,270	0.0
35,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	34,319	0.0
33,000	Camden Property Trust, 5.850%, 11/03/2026	33,685	0.0
34,000	Campbell Soup Co., 5.200%, 03/21/2029	34,349	0.0
36,000	Cardinal Health, Inc., 4.700%, 11/15/2026	35,963	0.0
22,000	Cardinal Health, Inc., 5.350%, 11/15/2034	21,540	0.0
4,000	Cardinal Health, Inc., 5.450%, 02/15/2034	3,987	0.0
20,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	16,499	0.0
20,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	17,473	0.0
29,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	23,986	0.0
7,000	Carrier Global Corp., 2.722%, 02/15/2030	6,265	0.0
4,000	Carrier Global Corp., 5.900%, 03/15/2034	4,144	0.0
20,000	Caterpillar Financial Services Corp., 4.375%, 08/16/2029	19,702	0.0
20,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	19,712	0.0
14,000	Cencora, Inc., 5.125%, 02/15/2034	13,748	0.0
6,000	Centene Corp., 2.450%, 07/15/2028	5,404	0.0
115,000	Centene Corp., 3.000%, 10/15/2030	99,305	0.1
28,000	CenterPoint Energy, Inc., 4.250%, 11/01/2028	27,093	0.0
15,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	15,181	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
36,000 (3)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	$31,759	0.0
45,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	45,887	0.1
14,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	14,327	0.0
23,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	22,284	0.0
167,000	Cigna Group, 2.375%, 03/15/2031	141,484	0.2
13,000	Cigna Group, 5.250%, 02/15/2034	12,756	0.0
8,000	Cigna Group, 5.400%, 03/15/2033	7,992	0.0
36,000	Cisco Systems, Inc., 4.950%, 02/26/2031	36,138	0.0
14,000	Cisco Systems, Inc., 5.050%, 02/26/2034	13,955	0.0
42,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	36,821	0.1
10,000 (4)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	9,708	0.0
7,000 (4)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	7,384	0.0
265,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	252,690	0.3
40,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	40,031	0.1
47,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	47,724	0.1
45,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	45,844	0.1
30,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	30,431	0.0
21,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	20,512	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
57,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	$58,383	0.1
15,000	Comcast Corp., 1.500%, 02/15/2031	12,215	0.0
15,000 (3)	Comcast Corp., 1.950%, 01/15/2031	12,552	0.0
38,000	Comcast Corp., 4.250%, 01/15/2033	35,475	0.0
8,000 (3)	Comcast Corp., 5.300%, 06/01/2034	7,994	0.0
28,000	Comcast Corp., 5.650%, 06/15/2035	28,605	0.0
42,000 (3)	Concentrix Corp., 6.600%, 08/02/2028	43,054	0.1
34,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	33,063	0.0
14,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	12,746	0.0
13,000 (3)	Corebridge Financial, Inc., 5.750%, 01/15/2034	13,251	0.0
29,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	30,015	0.0
12,000 (4)	Corebridge Financial, Inc., 6.875%, 12/15/2052	12,319	0.0
20,000	Crown Castle, Inc., 2.900%, 03/15/2027	19,220	0.0
42,000 (3)	Crown Castle, Inc., 3.300%, 07/01/2030	38,224	0.1
12,000	Crown Castle, Inc., 4.800%, 09/01/2028	11,870	0.0
45,000	Crown Castle, Inc., 4.900%, 09/01/2029	44,527	0.1
8,000	Crown Castle, Inc., 5.200%, 09/01/2034	7,798	0.0
21,000	Crown Castle, Inc., 5.600%, 06/01/2029	21,415	0.0
11,000 (3)	Crown Castle, Inc., 5.800%, 03/01/2034	11,212	0.0
5,000	CVS Health Corp., 4.780%, 03/25/2038	4,328	0.0
29,000	CVS Health Corp., 5.050%, 03/25/2048	23,943	0.0
47,000	Deere & Co., 3.100%, 04/15/2030	43,249	0.1
118,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	119,766	0.1
23,000	Devon Energy Corp., 5.200%, 09/15/2034	21,851	0.0
42,000	Discovery Communications LLC, 3.625%, 05/15/2030	37,380	0.1
23,000	Dollar General Corp., 3.500%, 04/03/2030	21,117	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
15,000	DTE Energy Co., 4.950%, 07/01/2027	$15,060	0.0
71,000	DTE Energy Co., 5.100%, 03/01/2029	71,200	0.1
11,000 (4)	Duke Energy Corp., 6.450%, 09/01/2054	11,161	0.0
23,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	19,418	0.0
6,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	6,257	0.0
5,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	4,993	0.0
18,000	Elevance Health, Inc., 4.900%, 02/08/2026	17,990	0.0
30,000	Elevance Health, Inc., 4.950%, 11/01/2031	29,516	0.0
15,000	Elevance Health, Inc., 5.200%, 02/15/2035	14,656	0.0
8,000	Eli Lilly & Co., 4.700%, 02/09/2034	7,758	0.0
63,000	Enact Holdings, Inc., 6.250%, 05/28/2029	64,239	0.1
42,000	Energy Transfer L.P., 3.750%, 05/15/2030	39,207	0.1
13,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	12,749	0.0
11,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	10,650	0.0
42,000	Equifax, Inc., 3.100%, 05/15/2030	38,188	0.1
17,000	Essent Group Ltd., 6.250%, 07/01/2029	17,366	0.0
163,000	Essential Utilities, Inc., 2.704%, 04/15/2030	145,401	0.2
7,000	Essential Utilities, Inc., 5.375%, 01/15/2034	6,945	0.0
5,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	5,177	0.0
42,000	Eversource Energy, 2.550%, 03/15/2031	36,019	0.0
51,000	Eversource Energy, 2.900%, 03/01/2027	48,964	0.1
8,000	Eversource Energy, 5.125%, 05/15/2033	7,777	0.0
30,000	Eversource Energy, 5.450%, 03/01/2028	30,399	0.0
8,000	Eversource Energy, 5.500%, 01/01/2034	7,943	0.0
28,000	Eversource Energy, 5.950%, 02/01/2029	28,859	0.0
48,000	Eversource Energy U, 1.400%, 08/15/2026	45,438	0.1
49,000	Exelon Corp., 5.150%, 03/15/2028	49,327	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
36,000	Exelon Corp., 5.150%, 03/15/2029	$36,198	0.0
31,000	Expand Energy Corp., 5.700%, 01/15/2035	30,445	0.0
28,000	Extra Space Storage L.P., 2.350%, 03/15/2032	22,928	0.0
35,000	Extra Space Storage L.P., 3.900%, 04/01/2029	33,480	0.0
11,000	Extra Space Storage L.P., 5.350%, 01/15/2035	10,858	0.0
16,000	Exxon Mobil Corp., 2.995%, 08/16/2039	12,112	0.0
10,000	Fifth Third Bancorp, 8.250%, 03/01/2038	12,000	0.0
45,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	43,854	0.1
32,000	Fiserv, Inc., 5.150%, 03/15/2027	32,268	0.0
8,000	Fiserv, Inc., 5.150%, 08/12/2034	7,822	0.0
25,000	Flex Ltd., 5.250%, 01/15/2032	24,615	0.0
21,000	Florida Power & Light Co., 4.625%, 05/15/2030	20,811	0.0
15,000	FMC Corp., 5.150%, 05/18/2026	15,025	0.0
42,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	38,865	0.1
9,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	9,239	0.0
17,000	GATX Corp., 3.500%, 06/01/2032	15,035	0.0
23,000	GATX Corp., 4.000%, 06/30/2030	21,818	0.0
90,000	General Mills, Inc., 2.875%, 04/15/2030	80,998	0.1
47,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	39,334	0.1
45,000 (3)	General Motors Financial Co., Inc., 4.900%, 10/06/2029	44,352	0.1
202,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	202,660	0.2
87,000 (3)	General Motors Financial Co., Inc., 5.550%, 07/15/2029	87,996	0.1
8,000	General Motors Financial Co., Inc., 5.950%, 04/04/2034	8,046	0.0
7,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	7,105	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
20,000	Genuine Parts Co., 4.950%, 08/15/2029	$19,951	0.0
18,000	Georgia Power Co., 4.650%, 05/16/2028	17,929	0.0
30,000	Gilead Sciences, Inc., 5.600%, 11/15/2064	28,988	0.0
55,000	Global Payments, Inc., 3.200%, 08/15/2029	50,414	0.1
30,000 (4)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	30,176	0.0
15,000 (4)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	15,120	0.0
33,000 (4)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	31,602	0.0
62,000 (4)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	60,874	0.1
43,000 (4)	Goldman Sachs Group, Inc., 5.561%, 11/19/2045	41,553	0.1
20,000 (4)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	20,419	0.0
20,000 (4)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	20,962	0.0
3,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	3,215	0.0
3,000	Hartford Financial Services Group, Inc., 3.600%, 08/19/2049	2,184	0.0
8,000	Hartford Financial Services Group, Inc., 4.400%, 03/15/2048	6,698	0.0
27,000	HCA, Inc., 2.375%, 07/15/2031	22,421	0.0
18,000 (3)	HCA, Inc., 3.125%, 03/15/2027	17,324	0.0
11,000	HCA, Inc., 3.500%, 09/01/2030	9,995	0.0
118,000	HCA, Inc., 4.125%, 06/15/2029	112,623	0.1
30,000	HCA, Inc., 5.450%, 04/01/2031	29,951	0.0
45,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	45,223	0.1
115,000	Healthpeak OP LLC, 3.000%, 01/15/2030	104,132	0.1
17,000	Healthpeak OP LLC, 5.250%, 12/15/2032	16,882	0.0
49,000	HEICO Corp., 5.250%, 08/01/2028	49,486	0.1
48,000	Hess Corp., 4.300%, 04/01/2027	47,523	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
44,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	$42,931	0.1
27,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	25,966	0.0
34,000	Home Depot, Inc., 2.700%, 04/15/2030	30,624	0.0
26,000	Honeywell International, Inc., 4.750%, 02/01/2032	25,589	0.0
10,000	Honeywell International, Inc., 5.000%, 03/01/2035	9,805	0.0
17,000 (3)	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	16,652	0.0
22,000	HP, Inc., 2.650%, 06/17/2031	18,840	0.0
31,000	Humana, Inc., 5.375%, 04/15/2031	30,753	0.0
45,000 (4)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	44,972	0.1
42,000 (3)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	39,884	0.1
15,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	15,018	0.0
9,000 (1)	Hyundai Capital America, 5.400%, 01/08/2031	9,002	0.0
35,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	35,527	0.0
90,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	92,622	0.1
32,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	33,414	0.0
100,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	99,115	0.1
10,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	10,104	0.0
16,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	16,261	0.0
4,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	4,031	0.0
58,000	Intel Corp., 2.450%, 11/15/2029	50,934	0.1
29,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	25,106	0.0
14,000	Intuit, Inc., 5.200%, 09/15/2033	14,034	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
42,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	$34,146	0.0
8,000	Invitation Homes Operating Partnership L.P., 4.875%, 02/01/2035	7,573	0.0
35,000	John Deere Capital Corp., 4.400%, 09/08/2031	33,969	0.0
80,000	John Deere Capital Corp., 4.700%, 06/10/2030	79,817	0.1
30,000	John Deere Capital Corp., 4.850%, 06/11/2029	30,121	0.0
58,000	John Deere Capital Corp., 4.900%, 03/07/2031	58,034	0.1
30,000	Johnson & Johnson, 3.625%, 03/03/2037	26,025	0.0
8,000	Johnson & Johnson, 4.950%, 06/01/2034	8,003	0.0
66,000 (3)	Jones Lang LaSalle, Inc., 6.875%, 12/01/2028	69,958	0.1
135,000 (4)	JPMorgan Chase & Co., 1.470%, 09/22/2027	127,755	0.1
99,000 (4)	JPMorgan Chase & Co., 1.578%, 04/22/2027	95,088	0.1
8,000 (4)	JPMorgan Chase & Co., 1.953%, 02/04/2032	6,634	0.0
92,000 (4)	JPMorgan Chase & Co., 2.069%, 06/01/2029	83,630	0.1
24,000 (4)	JPMorgan Chase & Co., 2.595%, 02/24/2026	23,919	0.0
17,000 (4)	JPMorgan Chase & Co., 2.739%, 10/15/2030	15,321	0.0
78,000 (4)	JPMorgan Chase & Co., 2.947%, 02/24/2028	75,040	0.1
565,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	550,895	0.6
42,000 (4)	JPMorgan Chase & Co., 3.702%, 05/06/2030	39,791	0.1
23,000 (4)	JPMorgan Chase & Co., 4.452%, 12/05/2029	22,548	0.0
37,000 (4)	JPMorgan Chase & Co., 4.603%, 10/22/2030	36,307	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
25,000 (4)	JPMorgan Chase & Co., 4.995%, 07/22/2030	$24,899	0.0
20,000 (4)	JPMorgan Chase & Co., 5.294%, 07/22/2035	19,797	0.0
15,000 (4)	JPMorgan Chase & Co., 5.336%, 01/23/2035	14,911	0.0
26,000 (4)	JPMorgan Chase & Co., 5.534%, 11/29/2045	25,396	0.0
42,000 (4)	JPMorgan Chase & Co., 5.571%, 04/22/2028	42,719	0.1
42,000 (4)	JPMorgan Chase & Co., 5.581%, 04/22/2030	42,842	0.1
15,000 (4)	JPMorgan Chase & Co., 5.766%, 04/22/2035	15,350	0.0
6,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	6,076	0.0
19,000	Kenvue, Inc., 4.900%, 03/22/2033	18,698	0.0
21,000	Kenvue, Inc., 5.050%, 03/22/2028	21,249	0.0
16,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	16,055	0.0
10,000 (4)	KeyCorp, 4.789%, 06/01/2033	9,461	0.0
25,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	24,377	0.0
7,000	KLA Corp., 4.700%, 02/01/2034	6,797	0.0
42,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	38,494	0.1
22,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	22,006	0.0
20,000 (3)	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	19,155	0.0
42,000 (1)(3)	Liberty Utilities Co., 5.577%, 01/31/2029	42,371	0.1
26,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	26,074	0.0
10,000	Lockheed Martin Corp., 4.800%, 08/15/2034	9,712	0.0
8,000	Lockheed Martin Corp., 5.250%, 01/15/2033	8,087	0.0
6,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	6,075	0.0
30,000	LPL Holdings, Inc., 5.700%, 05/20/2027	30,369	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
30,000 (3)	Marriott International, Inc., 4.800%, 03/15/2030	$29,789	0.0
14,000	Marriott International, Inc., 5.350%, 03/15/2035	13,809	0.0
40,000	Marsh & McLennan Cos., Inc., 4.650%, 03/15/2030	39,517	0.1
13,000	Marsh & McLennan Cos., Inc., 4.850%, 11/15/2031	12,845	0.0
118,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	115,242	0.1
23,000	Marvell Technology, Inc., 5.750%, 02/15/2029	23,584	0.0
24,000 (3)	McKesson Corp., 4.250%, 09/15/2029	23,471	0.0
4,000 (3)	Merck & Co., Inc., 4.500%, 05/17/2033	3,855	0.0
82,000	Meta Platforms, Inc., 4.750%, 08/15/2034	79,863	0.1
14,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	14,078	0.0
6,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	6,172	0.0
41,000	Mondelez International, Inc., 2.750%, 04/13/2030	36,694	0.1
25,000 (3)	Mondelez International, Inc., 4.750%, 02/20/2029	24,931	0.0
13,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	13,320	0.0
38,000 (4)	Morgan Stanley, 0.985%, 12/10/2026	36,652	0.1
30,000 (4)	Morgan Stanley, 1.512%, 07/20/2027	28,520	0.0
494,000 (4)	Morgan Stanley, 1.593%, 05/04/2027	473,647	0.5
19,000 (4)	Morgan Stanley, 2.484%, 09/16/2036	15,461	0.0
210,000	Morgan Stanley, 3.125%, 07/27/2026	205,276	0.2
21,000 (4)	Morgan Stanley, 3.591%, 07/22/2028	20,258	0.0
25,000 (4)	Morgan Stanley, 5.042%, 07/19/2030	24,922	0.0
52,000 (4)	Morgan Stanley, 5.164%, 04/20/2029	52,162	0.1
18,000 (4)	Morgan Stanley, 5.320%, 07/19/2035	17,713	0.0
8,000 (4)	Morgan Stanley, 5.466%, 01/18/2035	7,959	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
28,000 (4)	Morgan Stanley, 5.516%, 11/19/2055	$27,008	0.0
8,000 (4)	Morgan Stanley, 5.831%, 04/19/2035	8,156	0.0
86,000 (4)	Morgan Stanley, 6.296%, 10/18/2028	89,176	0.1
22,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	21,974	0.0
28,000	MPLX L.P., 2.650%, 08/15/2030	24,514	0.0
7,000	MPLX L.P., 5.500%, 06/01/2034	6,904	0.0
267,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	258,165	0.3
15,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	14,000	0.0
24,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 02/07/2031	24,156	0.0
21,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	20,603	0.0
2,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	2,070	0.0
30,000	Nordson Corp., 4.500%, 12/15/2029	29,280	0.0
13,000	Norfolk Southern Corp., 2.550%, 11/01/2029	11,752	0.0
20,000	Norfolk Southern Corp., 5.050%, 08/01/2030	20,229	0.0
6,000	Norfolk Southern Corp., 5.550%, 03/15/2034	6,128	0.0
6,000	NSTAR Electric Co., 5.400%, 06/01/2034	6,034	0.0
39,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	39,793	0.1
9,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	8,818	0.0
40,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	40,956	0.1
12,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	11,878	0.0
10,000	OGE Energy Corp., 5.450%, 05/15/2029	10,168	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
15,000	ONE Gas, Inc., 5.100%, 04/01/2029	$15,111	0.0
222,000	Oracle Corp., 2.800%, 04/01/2027	213,206	0.2
25,000	Oracle Corp., 3.800%, 11/15/2037	20,886	0.0
7,000	Oracle Corp., 5.375%, 09/27/2054	6,458	0.0
31,000	Oracle Corp., 6.150%, 11/09/2029	32,525	0.0
46,000	O'Reilly Automotive, Inc., 3.600%, 09/01/2027	44,653	0.1
91,000	O'Reilly Automotive, Inc., 4.350%, 06/01/2028	89,397	0.1
17,000	O'Reilly Automotive, Inc., 5.000%, 08/19/2034	16,498	0.0
13,000	Ovintiv, Inc., 5.650%, 05/15/2028	13,186	0.0
6,000	PECO Energy Co., 4.900%, 06/15/2033	5,899	0.0
24,000 (1)(3)	Pennsylvania Electric Co., 5.150%, 03/30/2026	24,076	0.0
53,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	53,237	0.1
95,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	95,780	0.1
26,000	Philip Morris International, Inc., 4.750%, 11/01/2031	25,440	0.0
36,000	Philip Morris International, Inc., 4.875%, 02/13/2029	35,968	0.0
9,000	Philip Morris International, Inc., 5.250%, 02/13/2034	8,900	0.0
63,000	Phillips 66, 3.850%, 04/09/2025	62,830	0.1
21,000 (4)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	21,741	0.0
3,000 (4)	PNC Financial Services Group, Inc., 6.875%, 10/20/2034	3,276	0.0
62,000 (1)(3)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	62,718	0.1
6,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	6,010	0.0
11,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	11,024	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
8,000	Public Service Electric and Gas Co., 5.200%, 03/01/2034	$7,977	0.0
40,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	33,757	0.0
66,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	66,715	0.1
18,000	Quanta Services, Inc., 5.250%, 08/09/2034	17,598	0.0
10,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	8,681	0.0
10,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	8,987	0.0
45,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	44,284	0.1
14,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	13,599	0.0
9,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	9,642	0.0
57,000 (4)	Regions Financial Corp., 5.502%, 09/06/2035	55,697	0.1
15,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	12,221	0.0
10,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	10,146	0.0
23,000	Ross Stores, Inc., 4.700%, 04/15/2027	22,702	0.0
42,000	Royalty Pharma PLC, 2.200%, 09/02/2030	35,688	0.0
20,000	Royalty Pharma PLC, 5.150%, 09/02/2029	19,966	0.0
24,000	Ryder System, Inc., 4.950%, 09/01/2029	23,928	0.0
27,000	Ryder System, Inc., 5.250%, 06/01/2028	27,302	0.0
4,000	Ryder System, Inc., 5.375%, 03/15/2029	4,052	0.0
32,000	Ryder System, Inc., 5.500%, 06/01/2029	32,588	0.0
11,000 (3)	Ryder System, Inc., 6.600%, 12/01/2033	11,911	0.0
13,000	S&P Global, Inc., 1.250%, 08/15/2030	10,760	0.0
48,000	S&P Global, Inc., 2.700%, 03/01/2029	44,196	0.1
27,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	27,102	0.0
52,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	48,955	0.1

Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
28,000 (4)	Sempra, 6.400%, 10/01/2054	$27,833	0.0
30,000 (1)	Solventum Corp., 5.450%, 03/13/2031	30,020	0.0
13,000 (1)	Solventum Corp., 5.600%, 03/23/2034	12,942	0.0
20,000	Sonoco Products Co., 4.600%, 09/01/2029	19,492	0.0
20,000	Southern California Edison Co., 5.450%, 06/01/2031	20,334	0.0
14,000	Southern California Gas Co., 5.200%, 06/01/2033	13,937	0.0
36,000	Southern Co., 5.113%, 08/01/2027	36,323	0.0
20,000	Southern Co. Gas Capital Corp., 4.950%, 09/15/2034	19,370	0.0
7,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	6,926	0.0
90,000	Sprint Capital Corp., 6.875%, 11/15/2028	95,603	0.1
54,000	Sprint Capital Corp., 8.750%, 03/15/2032	64,540	0.1
16,000 (4)	State Street Corp., 3.031%, 11/01/2034	14,435	0.0
42,000 (4)	State Street Corp., 4.675%, 10/22/2032	40,788	0.1
30,000 (4)	State Street Corp., 5.684%, 11/21/2029	30,844	0.0
4,000 (4)	State Street Corp., 6.123%, 11/21/2034	4,164	0.0
39,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	39,294	0.1
20,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	20,291	0.0
5,000	Targa Resources Corp., 4.200%, 02/01/2033	4,543	0.0
6,000	Targa Resources Corp., 5.500%, 02/15/2035	5,907	0.0
42,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	36,722	0.1
71,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	71,628	0.1
24,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	22,596	0.0
30,000 (3)	Toyota Motor Credit Corp., 4.350%, 10/08/2027	29,796	0.0
25,000 (3)	Toyota Motor Credit Corp., 4.550%, 08/09/2029	24,700	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
37,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	$38,143	0.1
10,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	9,115	0.0
4,000 (4)	Truist Financial Corp., 4.916%, 07/28/2033	3,781	0.0
6,000 (4)	Truist Financial Corp., 5.122%, 01/26/2034	5,834	0.0
61,000 (4)	Truist Financial Corp., 5.435%, 01/24/2030	61,560	0.1
39,000 (4)	Truist Financial Corp., 5.867%, 06/08/2034	39,723	0.1
15,000 (4)	Truist Financial Corp., 6.123%, 10/28/2033	15,626	0.0
30,000 (3)	Tucson Electric Power Co., 5.200%, 09/15/2034	29,479	0.0
27,000	Tyson Foods, Inc., 5.400%, 03/15/2029	27,308	0.0
26,000	Uber Technologies, Inc., 4.300%, 01/15/2030	25,177	0.0
7,000	Union Pacific Corp., 3.750%, 02/05/2070	4,678	0.0
28,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	19,812	0.0
25,000	UnitedHealth Group, Inc., 4.950%, 01/15/2032	24,727	0.0
11,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	10,859	0.0
15,000	Universal Health Services, Inc., 4.625%, 10/15/2029	14,483	0.0
60,000 (4)	US Bancorp, 4.839%, 02/01/2034	57,454	0.1
38,000 (4)	US Bancorp, 5.384%, 01/23/2030	38,325	0.1
9,000 (4)	US Bancorp, 5.836%, 06/12/2034	9,178	0.0
121,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	119,178	0.1
16,000	Verizon Communications, Inc., 1.750%, 01/20/2031	13,191	0.0
14,000	Verizon Communications, Inc., 2.550%, 03/21/2031	12,062	0.0
38,000	Verizon Communications, Inc., 4.400%, 11/01/2034	35,226	0.0
72,000	Viatris, Inc., 2.700%, 06/22/2030	62,473	0.1
5,000	Viatris, Inc., 3.850%, 06/22/2040	3,751	0.0

Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
74,000	VMware, Inc., 1.400%, 08/15/2026	$70,150	0.1
48,000	Walmart, Inc., 4.000%, 04/15/2030	46,989	0.1
71,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	68,416	0.1
9,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	9,018	0.0
13,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	13,140	0.0
42,000 (4)	Wells Fargo & Co., 2.164%, 02/11/2026	41,874	0.1
312,000	Wells Fargo & Co., 3.000%, 10/23/2026	302,757	0.3
26,000 (4)	Wells Fargo & Co., 3.526%, 03/24/2028	25,225	0.0
21,000 (4)	Wells Fargo & Co., 3.584%, 05/22/2028	20,355	0.0
40,000 (4)	Wells Fargo & Co., 4.540%, 08/15/2026	39,930	0.1
6,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	5,799	0.0
42,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	41,627	0.1
21,000	Weyerhaeuser Co., 4.750%, 05/15/2026	21,015	0.0
10,000	Williams Cos., Inc., 4.900%, 03/15/2029	9,930	0.0
8,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	7,983	0.0
26,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	26,388	0.0
		16,272,825	16.0
	Total Corporate Bonds/Notes (Cost $18,208,456)	17,898,616	17.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.6%
	Mexico: 0.0%
19,919 (6)	Su Casita 2006-1U A, 6.100%, 09/25/2035	947	0.0

	United States: 13.6%
106,556 (4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.782%, 05/25/2036	92,492	0.1
32,303 (4)	Alternative Loan Trust 2005-53T2 2A6, 4.953%, (TSFR1M + 0.614%), 11/25/2035	17,431	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
56,783	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	$27,748	0.0
120,142	Banc of America Funding Trust 2005- 1 1A1, 5.500%, 02/25/2035	115,371	0.1
12,710	CHL Mortgage Pass- Through Trust 2005- 17 1A8, 5.500%, 09/25/2035	12,200	0.0
24,557	CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	19,958	0.0
174,898	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	83,277	0.1
21,477 (4)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 6.329%, 05/25/2035	20,577	0.0
134,071	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	120,615	0.1
322,123 (1)(4)	COLT Mortgage Loan Trust 2021-2 A1, 0.924%, 08/25/2066	264,027	0.3
192,456 (1)(4)	COLT Mortgage Loan Trust 2021-3 A1, 0.956%, 09/27/2066	154,280	0.2
3,451 (7)	Fannie Mae Interest Strip 294 2, 7.000%, 02/25/2028	252	0.0
54,747 (7)	Fannie Mae Interest Strip 319 2, 6.500%, 02/25/2032	7,975	0.0
17,786 (7)	Fannie Mae Interest Strip 328 2, 6.000%, 12/25/2032	2,597	0.0
8,395 (7)	Fannie Mae Interest Strip 331 5, 6.000%, 02/25/2033	1,172	0.0
10,376 (7)	Fannie Mae Interest Strip 332 2, 6.000%, 03/25/2033	1,605	0.0
8,112 (7)	Fannie Mae Interest Strip 334 12, 6.000%, 03/25/2033	1,176	0.0
10,643 (7)	Fannie Mae Interest Strip 338 2, 5.500%, 07/25/2033	1,598	0.0
4,668 (7)	Fannie Mae Interest Strip 356 10, 5.500%, 06/25/2035	745	0.0
4,605 (7)	Fannie Mae Interest Strip 364 15, 6.000%, 09/25/2035	670	0.0

Principal Amount†	RA	Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
163,659 (7)	Fannie Mae Interest Strip 418 5, 3.500%, 08/25/2043	$24,088	0.0
213,473 (4)(7)	Fannie Mae Interest Strip 418 80, 3.500%, 08/25/2033	18,703	0.0
92,688 (7)	Fannie Mae Interest Strip 424 C14, 4.000%, 01/25/2048	16,274	0.0
1,228	Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	1,236	0.0
2,956	Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	3,011	0.0
18,183 (4)(7)	Fannie Mae REMIC Trust 2002- 12 SB, 3.067%, (-1.000*SOFR30A + 7.636%), 07/25/2031	1,374	0.0
12,209 (4)(7)	Fannie Mae REMIC Trust 2002- 2 SW, 3.067%, (-1.000*SOFR30A + 7.636%), 02/25/2032	981	0.0
4,705	Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	4,852	0.0
1,955 (4)	Fannie Mae REMIC Trust 2002-29 F, 5.683%, (SOFR30A + 1.114%), 04/25/2032	1,973	0.0
4,172 (4)(7)	Fannie Mae REMIC Trust 2002- 41 S, 3.267%, (-1.000*SOFR30A + 7.836%), 07/25/2032	225	0.0
602 (4)	Fannie Mae REMIC Trust 2002-64 FJ, 5.683%, (SOFR30A + 1.114%), 04/25/2032	606	0.0
1,395 (4)	Fannie Mae REMIC Trust 2002-68 FH, 5.215%, (SOFR30A + 0.614%), 10/18/2032	1,388	0.0
216,857 (4)(7)	Fannie Mae REMIC Trust 2002- 77 JS, 3.285%, (-1.000*SOFR30A + 7.886%), 12/18/2032	18,421	0.0
5,663 (4)	Fannie Mae REMIC Trust 2002-84 FB, 5.683%, (SOFR30A + 1.114%), 12/25/2032	5,716	0.0
5,662 (4)	Fannie Mae REMIC Trust 2003-11 FA, 5.683%, (SOFR30A + 1.114%), 09/25/2032	5,716	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
1,151 (4)	Fannie Mae REMIC Trust 2003-116 FA, 5.083%, (SOFR30A + 0.514%), 11/25/2033	$1,146	0.0
7,688 (7)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	1,194	0.0
8,194 (7)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	1,436	0.0
149,885 (4)(7)	Fannie Mae REMIC Trust 2004- 56 SE, 2.867%, (-1.000*SOFR30A + 7.436%), 10/25/2033	13,079	0.0
8,854 (4)	Fannie Mae REMIC Trust 2005- 25 PS, 7.554%, (-1.000*SOFR30A + 27.656%), 04/25/2035	10,124	0.0
2,428 (4)(7)	Fannie Mae REMIC Trust 2005- 40 SB, 2.067%, (-1.000*SOFR30A + 6.636%), 05/25/2035	83	0.0
60,238 (4)	Fannie Mae REMIC Trust 2005- 74 DK, 5.267%, (-1.000*SOFR30A + 23.542%), 07/25/2035	58,722	0.1
137,811 (4)	Fannie Mae REMIC Trust 2005- 87 SB, 6.661%, (-1.000*SOFR30A + 23.414%), 10/25/2035	140,167	0.2
65,309 (4)	Fannie Mae REMIC Trust 2006-104 ES, 10.034%, (-1.000*SOFR30A + 32.878%), 11/25/2036	80,888	0.1
5,667 (4)	Fannie Mae REMIC Trust 2006- 11 PS, 7.395%, (-1.000*SOFR30A + 24.147%), 03/25/2036	6,435	0.0
11,456 (4)	Fannie Mae REMIC Trust 2006- 46 SW, 7.028%, (-1.000*SOFR30A + 23.779%), 06/25/2036	12,465	0.0
2,653,617 (4)(7)	Fannie Mae REMIC Trust 2006- 51 SA, 1.887%, (-1.000*SOFR30A + 6.456%), 06/25/2036	185,316	0.2
20,796 (4)(7)	Fannie Mae REMIC Trust 2006- 90 SX, 2.547%, (-1.000*SOFR30A + 7.116%), 09/25/2036	1,250	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
3,033,564 (4)(7)	Fannie Mae REMIC Trust 2007- 116 DI, 1.257%, (-1.000*SOFR30A + 5.826%), 01/25/2038	$210,365	0.2
20,099 (4)(7)	Fannie Mae REMIC Trust 2007- 88 XI, 1.857%, (-1.000*SOFR30A + 6.426%), 06/25/2037	1,636	0.0
169,448 (4)(7)	Fannie Mae REMIC Trust 2007- 89 SB, 1.867%, (-1.000*SOFR30A + 6.436%), 09/25/2037	12,814	0.0
548,756 (4)(7)	Fannie Mae REMIC Trust 2007- 94 SG, 1.767%, (-1.000*SOFR30A + 6.336%), 10/25/2037	43,447	0.1
248,774 (4)	Fannie Mae REMIC Trust 2010- 109 SN, 1.015%, (-1.000*SOFR30A + 24.428%), 10/25/2040	209,049	0.2
135,351	Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	133,103	0.1
1,082,807 (4)(7)	Fannie Mae REMIC Trust 2011- 55 SK, 1.877%, (-1.000*SOFR30A + 6.446%), 06/25/2041	95,991	0.1
754,464 (4)(7)	Fannie Mae REMIC Trust 2011- 86 NS, 1.267%, (-1.000*SOFR30A + 5.836%), 09/25/2041	42,773	0.1
217,487 (4)(7)	Fannie Mae REMIC Trust 2012- 10 US, 1.767%, (-1.000*SOFR30A + 6.336%), 02/25/2042	22,399	0.0
336,751 (7)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	45,711	0.1
1,024,837 (4)(7)	Fannie Mae REMIC Trust 2012- 133 PS, 1.517%, (-1.000*SOFR30A + 6.086%), 03/25/2042	63,454	0.1
755,205 (7)	Fannie Mae REMIC Trust 2012-138 DI, 3.000%, 12/25/2027	16,036	0.0
898,666 (4)(7)	Fannie Mae REMIC Trust 2012- 144 SB, 1.417%, (-1.000*SOFR30A + 5.986%), 01/25/2043	86,023	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
444,220 (4)(7)	Fannie Mae REMIC Trust 2012- 27 SB, 1.297%, (-1.000*SOFR30A + 5.866%), 11/25/2041	$19,374	0.0
472,607 (7)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	36,354	0.0
7,071,255 (4)(7)	Fannie Mae REMIC Trust 2019- 15 SA, 1.317%, (-1.000*SOFR30A + 5.886%), 04/25/2049	681,298	0.7
1,810,143 (7)	Fannie Mae REMIC Trust 2020-3 DI, 3.500%, 02/25/2050	329,475	0.3
12,682,069 (7)	Fannie Mae REMIC Trust 2021-4 IN, 2.500%, 02/25/2051	1,593,398	1.6
2,334	Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	2,339	0.0
1,401 (7)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	97	0.0
9,015 (7)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	679	0.0
4,784 (4)	Freddie Mac REMIC Trust 2122 F, 5.162%, (SOFR30A + 0.564%), 02/15/2029	4,770	0.0
5,597 (4)(7)	Freddie Mac REMIC Trust 2134 SB, 2.988%, (-1.000*SOFR30A + 7.586%), 03/15/2029	140	0.0
12,990 (4)(7)	Freddie Mac REMIC Trust 2136 SG, 2.938%, (-1.000*SOFR30A + 7.536%), 03/15/2029	521	0.0
12,278 (4)(7)	Freddie Mac REMIC Trust 2177 SB, 4.238%, (-1.000*SOFR30A + 8.836%), 08/15/2029	501	0.0
3,330 (4)	Freddie Mac REMIC Trust 2344 FP, 5.662%, (SOFR30A + 1.064%), 08/15/2031	3,363	0.0
1,500 (4)	Freddie Mac REMIC Trust 2412 GF, 5.662%, (SOFR30A + 1.064%), 02/15/2032	1,512	0.0
10,485	Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	10,833	0.0

Principal Amount†	RA	Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
1,861 (4)	Freddie Mac REMIC Trust 2464 FI, 5.712%, (SOFR30A + 1.114%), 02/15/2032	$1,873	0.0
1,909 (4)	Freddie Mac REMIC Trust 2470 LF, 5.712%, (SOFR30A + 1.114%), 02/15/2032	1,927	0.0
2,615 (4)	Freddie Mac REMIC Trust 2471 FD, 5.712%, (SOFR30A + 1.114%), 03/15/2032	2,640	0.0
2,126 (4)	Freddie Mac REMIC Trust 2504 FP, 5.212%, (SOFR30A + 0.614%), 03/15/2032	2,113	0.0
7,474 (4)	Freddie Mac REMIC Trust 2551 LF, 5.212%, (SOFR30A + 0.614%), 01/15/2033	7,454	0.0
100,726	Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	101,228	0.1
88,422	Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	88,851	0.1
17,131 (4)	Freddie Mac REMIC Trust 3001 HT, 8.000%, (-1.000*SOFR30A + 43.903%), 05/15/2035	17,651	0.0
10,691 (4)(7)	Freddie Mac REMIC Trust 3004 SB, 1.438%, (-1.000*SOFR30A + 6.036%), 07/15/2035	311	0.0
4,121 (4)	Freddie Mac REMIC Trust 3025 SJ, 7.472%, (-1.000*SOFR30A + 24.330%), 08/15/2035	4,715	0.0
360,025 (4)(7)	Freddie Mac REMIC Trust 3223 S, 1.238%, (-1.000*SOFR30A + 5.836%), 10/15/2036	21,831	0.0
2,510,089 (4)(7)	Freddie Mac REMIC Trust 3502 DL, 1.288%, (-1.000*SOFR30A + 5.886%), 01/15/2039	177,381	0.2
729,577 (4)(7)	Freddie Mac REMIC Trust 3505 SA, 1.288%, (-1.000*SOFR30A + 5.886%), 01/15/2039	49,457	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
4,723,213 (4)(7)	Freddie Mac REMIC Trust 3582 SL, 1.438%, (-1.000*SOFR30A + 6.036%), 10/15/2039	$360,755	0.4
841,240 (4)(7)	Freddie Mac REMIC Trust 3702 S, 9.646%, (-1.000*SOFR30A + 4.336%), 05/15/2036	18,972	0.0
207,072 (4)(7)	Freddie Mac REMIC Trust 3925 SD, 1.338%, (-1.000*SOFR30A + 5.936%), 07/15/2040	4,153	0.0
302,899 (7)	Freddie Mac REMIC Trust 4120 IK, 3.000%, 10/15/2032	22,602	0.0
2,461,633 (4)(7)	Freddie Mac REMIC Trust 4136 LS, 1.438%, (-1.000*SOFR30A + 6.036%), 11/15/2042	228,900	0.2
282,400 (4)(7)	Freddie Mac REMIC Trust 4136 SW, 1.538%, (-1.000*SOFR30A + 6.136%), 11/15/2032	13,193	0.0
209,411 (7)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	29,210	0.0
3,262,247 (7)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	513,452	0.5
662,987 (7)	Freddie Mac REMIC Trust 4624 BI, 5.500%, 04/15/2036	119,453	0.1
500,000 (1)(4)	Freddie Mac STACR REMIC Trust 2022- DNA1 M1B, 6.419%, (SOFR30A + 1.850%), 01/25/2042	507,530	0.5
300,000 (1)(4)	Freddie Mac STACR REMIC Trust 2022- DNA2 M1B, 6.969%, (SOFR30A + 2.400%), 02/25/2042	307,323	0.3
500,000 (1)(4)	Freddie Mac STACR REMIC Trust 2022- DNA2 M2, 8.319%, (SOFR30A + 3.750%), 02/25/2042	524,959	0.5
600,000 (1)(4)	Freddie Mac STACR REMIC Trust 2022- HQA1 M2, 9.819%, (SOFR30A + 5.250%), 03/25/2042	647,121	0.7

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
123,638 (4)	Ginnie Mae 2007- 8 SP, 7.507%, (-1.000*TSFR1M + 21.677%), 03/20/2037	$139,461	0.1
615,722 (4)(7)	Ginnie Mae 2010- 68 MS, 1.365%, (-1.000*TSFR1M + 5.736%), 06/20/2040	48,554	0.1
345,686 (4)(7)	Ginnie Mae 2012- 97 SC, 2.188%, (-1.000*TSFR1M + 6.586%), 07/16/2041	19,016	0.0
5,731,207 (4)(7)	Ginnie Mae 2014- 133 BS, 1.115%, (-1.000*TSFR1M + 5.486%), 09/20/2044	393,298	0.4
75,806 (4)	GreenPoint Mortgage Funding Trust 2006- AR3 4A1, 4.873%, (TSFR1M + 0.534%), 04/25/2036	66,543	0.1
8,546 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	7,913	0.0
4,917 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	4,540	0.0
443,837 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B1A, 3.414%, 10/25/2050	376,972	0.4
168,047 (1)(4)	GS Mortgage-Backed Securities Trust 2022- PJ1 A4, 2.500%, 05/28/2052	133,605	0.1
350,126 (1)(4)	GS Mortgage-Backed Securities Trust 2022- PJ6 A24, 3.000%, 01/25/2053	290,291	0.3
486,612 (1)(4)	GS Mortgage-Backed Securities Trust 2023- PJ2 A16, 5.500%, 05/25/2053	476,711	0.5
2,074 (4)	GSR Mortgage Loan Trust 2005-AR6 1A4, 6.687%, 09/25/2035	2,083	0.0
308,008 (4)	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 4.873%, (TSFR1M + 0.534%), 04/25/2046	272,387	0.3
339,936 (1)(4)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	284,489	0.3
736,518 (1)(4)	J.P. Morgan Mortgage Trust 2023-2 A3A, 5.000%, 07/25/2053	706,966	0.7

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
250,062 (4)	JP Morgan Mortgage Trust 2005-A4 B1, 6.104%, 07/25/2035	$236,079	0.2
21,131 (4)	JP Morgan Mortgage Trust 2007-A1 7A1, 5.906%, 07/25/2035	20,257	0.0
217,078 (1)(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.780%, 08/25/2047	197,234	0.2
146,098 (1)(4)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	128,443	0.1
30,674 (1)(4)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	27,088	0.0
2,589 (1)(4)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.498%, 03/25/2050	2,530	0.0
105,707 (4)	Lehman XS Trust Series 2005-5N 1A2, 4.813%, (TSFR1M + 0.474%), 11/25/2035	104,358	0.1
27,735 (4)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 6.733%, 04/25/2036	26,665	0.0
200,000 (1)(4)	Mill City Mortgage Loan Trust 2017- 2 M2, 3.250%, 07/25/2059	192,242	0.2
199,575 (1)(4)	Mill City Mortgage Loan Trust 2018- 3 M1, 3.250%, 08/25/2058	187,961	0.2
137,299 (1)(4)	Morgan Stanley Residential Mortgage Loan Trust 2021- 2 A9, 2.500%, 05/25/2051	109,453	0.1
1,109,920 (4)(7)	RALI Series Trust 2006-QO1 X2, 2.325%, 02/25/2046	54,006	0.1
3,652 (1)(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	3,357	0.0
2,580,323 (4)(7)	WaMu Mortgage Pass- Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	2,792	0.0
18,607 (4)	WaMu Mortgage Pass- Through Certificates 2006-AR12 1A1, 4.823%, 10/25/2036	16,832	0.0
143,304 (4)	WaMu Mortgage Pass- Through Certificates 2007-HY2 1A1, 4.297%, 12/25/2036	127,495	0.1

Principal Amount†	RA	Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
32,493 (4)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.883%, (TSFR1M + 0.544%), 06/25/2037	$27,867	0.0
84,431 (1)(4)	WinWater Mortgage Loan Trust 2015- 5 B4, 3.755%, 08/20/2045	76,044	0.1
		13,768,677	13.6
	Total Collateralized Mortgage Obligations (Cost $17,158,618)	13,769,624	13.6
ASSET-BACKED SECURITIES: 9.9%
	Cayman Islands: 9.8%
700,000 (1)(4)	AGL CLO 11 Ltd. 2021-11A AJ, 6.268%, (TSFR3M + 1.612%), 04/15/2034	699,602	0.7
500,000 (1)(4)	Barings Clo Ltd. 2019-4A CR, 6.856%, (TSFR3M + 2.200%), 07/15/2037	500,906	0.5
412,500 (1)(4)	BlueMountain CLO Ltd. 2013-2A CR, 6.843%, (TSFR3M + 2.212%), 10/22/2030	413,333	0.4
250,000 (1)(4)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 6.918%, (TSFR3M + 2.262%), 04/15/2034	250,307	0.3
250,000 (1)(4)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 6.279%, (TSFR3M + 1.662%), 04/19/2034	250,307	0.2
500,000 (1)(4)	Carlyle Global Market Strategies CLO Ltd. 2016-1A A1R2, 6.019%, (TSFR3M + 1.402%), 04/20/2034	501,149	0.5
300,000 (1)(4)	CBAM Ltd. 2017- 1A AR2, 5.770%, (TSFR3M + 1.390%), 01/20/2038	300,274	0.3
250,000 (1)(4)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 6.359%, (TSFR3M + 1.712%), 10/17/2034	250,288	0.2
400,000 (1)(4)	CIFC Funding Ltd. 2013-1A BR, 7.309%, (TSFR3M + 2.662%), 07/16/2030	400,828	0.4
500,000 (1)(4)	CIFC Funding Ltd. 2020-2A AR, 6.049%, (TSFR3M + 1.432%), 10/20/2034	501,225	0.5

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands: (continued)
500,000 (1)(4)	Galaxy XV CLO Ltd. 2013-15A CRR, 6.768%, (TSFR3M + 2.112%), 10/15/2030	$501,322	0.5
400,000 (1)(4)	Galaxy XXI CLO Ltd. 2015-21A CR, 6.629%, (TSFR3M + 2.012%), 04/20/2031	400,970	0.4
250,000 (1)(4)	Madison Park Funding XXVII Ltd. 2018-27A B, 6.679%, (TSFR3M + 2.062%), 04/20/2030	250,410	0.3
400,000 (1)(4)	Madison Park Funding XXXI Ltd. 2018- 31A CR, 6.876%, (TSFR3M + 2.250%), 07/23/2037	404,921	0.4
250,000 (1)(4)	Mountain View CLO XVIII Ltd. 2024-1A C, 6.737%, (TSFR3M + 2.200%), 10/16/2037	250,584	0.3
500,000 (1)(4)	Oaktree CLO Ltd. 2019-4A CRR, 6.887%, (TSFR3M + 2.270%), 07/20/2037	503,872	0.5
250,000 (1)(4)	Oaktree CLO Ltd. 2022-3A CR, 6.756%, (TSFR3M + 2.100%), 10/15/2037	252,213	0.3
500,000 (1)(4)	OCP CLO Ltd. 2014- 5A BR, 6.679%, (TSFR3M + 2.062%), 04/26/2031	501,290	0.5
550,000 (1)(4)	Octagon Investment Partners 43 Ltd. 2019-1A CR, 7.076%, (TSFR3M + 2.450%), 10/25/2032	552,753	0.5
250,000 (1)(4)	OHA Credit Funding 8 Ltd. 2021-8A C, 6.794%, (TSFR3M + 2.162%), 01/18/2034	250,013	0.2
500,000 (1)(4)	Palmer Square CLO Ltd. 2023-1A C, 7.867%, (TSFR3M + 3.250%), 01/20/2036	500,025	0.5
440,000 (1)(4)	Shackleton CLO Ltd. 2019-15A CR, 7.068%, (TSFR3M + 2.412%), 01/15/2032	441,618	0.4
500,000 (1)(4)	Sound Point CLO IX Ltd. 2015-2A ARRR, 6.089%, (TSFR3M + 1.472%), 07/20/2032	500,794	0.5
307,261 (1)(4)	Sound Point Clo XV Ltd. 2017-1A CR, 6.938%, (TSFR3M + 2.312%), 01/23/2029	308,135	0.3

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands: (continued)
250,000 (1)(4)	THL Credit Wind River CLO Ltd. 2013- 2A CR, 6.894%, (TSFR3M + 2.262%), 10/18/2030	$250,300	0.2
		9,937,439	9.8
	United States: 0.1%
195,418 (4)	Citigroup Mortgage Loan Trust 2006- WF1 A2E, 4.520%, 03/25/2036	91,552	0.1

	Total Asset-Backed Securities (Cost $10,017,415)	10,028,991	9.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.7%
	Federal Home Loan Mortgage Corporation: 0.4%(8)
263,771 (8)	3.500%, 01/01/2048	237,153	0.2
23,772 (8)	4.000%, 09/01/2045	22,081	0.0
26,100 (8)	4.000%, 09/01/2045	24,190	0.0
40,359 (8)	4.000%, 09/01/2045	37,544	0.1
48,269 (8)	4.000%, 09/01/2045	44,902	0.1
40,145 (8)	4.000%, 05/01/2046	37,345	0.0
1,615 (8)	5.000%, 12/01/2034	1,605	0.0
6,013 (8)	6.000%, 02/01/2034	6,176	0.0
863 (8)	6.500%, 08/01/2032	895	0.0
1,622 (8)	6.500%, 07/01/2034	1,672	0.0
4,578 (8)	6.500%, 07/01/2034	4,730	0.0
		418,293	0.4
	Federal National Mortgage Association: 0.0%(8)
28,166 (4)(8)	6.678%, (US0012M + 1.779%), 10/01/2036	28,974	0.0

	Government National Mortgage Association: 2.8%
1,580,446	2.500%, 05/20/2051	1,322,628	1.3
1,767,000 (9)	3.000%, 01/20/2055	1,532,458	1.5
10,919	5.000%, 04/15/2034	10,840	0.0
4,639	6.500%, 02/20/2035	4,747	0.0
		2,870,673	2.8
	Uniform Mortgage-Backed Securities: 6.5%
1,655,102	2.000%, 02/01/2052	1,296,420	1.3
13,450	2.500%, 06/01/2030	12,833	0.0
17,606	2.500%, 06/01/2030	16,775	0.0
7,145	2.500%, 07/01/2030	6,803	0.0
1,873,000 (9)	2.500%, 01/01/2055	1,525,763	1.5
468,000 (9)	3.500%, 01/01/2055	413,980	0.4
25,191	4.000%, 05/01/2045	23,410	0.0
489,716	4.000%, 04/01/2049	453,821	0.5
1,109,612	4.500%, 12/01/2054	1,044,353	1.0
135,620	5.000%, 10/01/2052	131,365	0.1
363,000 (9)	5.000%, 01/01/2055	350,379	0.4
1,216,000 (9)	5.500%, 01/01/2055	1,200,076	1.2
23,286	6.000%, 11/01/2034	24,018	0.0
39,092	6.000%, 04/01/2035	40,345	0.1
10,698	6.500%, 12/01/2029	10,921	0.0
5,453	6.500%, 01/01/2034	5,567	0.0
34	7.000%, 04/01/2033	36	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: (continued)
5,314	7.500%, 09/01/2032	$5,490	0.0
9,339	7.500%, 01/01/2033	9,598	0.0
		6,571,953	6.5
	Total U.S. Government Agency Obligations (Cost $10,384,576)	9,889,893	9.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.2%
	United States: 9.2%
250,000 (1)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2029	251,289	0.3
5,115,714 (4)(7)	BANK 2017- BNK5 XA, 0.944%, 06/15/2060	92,320	0.1
1,948,000 (1)(4)(7)	BANK 2017- BNK6 XE, 1.500%, 07/15/2060	60,767	0.1
903,677 (4)(7)	BANK 2019- BN16 XA, 0.935%, 02/15/2052	24,560	0.0
8,661,297 (4)(7)	BANK 2019- BN21 XA, 0.827%, 10/17/2052	269,215	0.3
8,020,000 (1)(4)(7)	BBCCRE Trust 2015- GTP XA, 0.597%, 08/10/2033	17,372	0.0
210,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	130,593	0.1
1,113,059 (4)(7)	Benchmark Mortgage Trust 2019-B9 XA, 1.014%, 03/15/2052	38,199	0.0
2,868,771 (4)(7)	Benchmark Mortgage Trust 2020-B18 XA, 1.782%, 07/15/2053	154,019	0.2
335,397 (1)(4)	BLP Commercial Mortgage Trust 2024- IND2 B, 6.089%, (TSFR1M + 1.692%), 03/15/2041	335,819	0.3
200,000 (1)(4)	BOCA Commercial Mortgage Trust 2024- BOCA B, 6.737%, (TSFR1M + 2.340%), 08/15/2041	200,642	0.2
175,000 (1)(4)	BX 2021-MFM1 D, 6.011%, (TSFR1M + 1.614%), 01/15/2034	174,607	0.2
315,000 (1)(4)	BX Commercial Mortgage Trust 2021- 21M E, 6.682%, (TSFR1M + 2.285%), 10/15/2036	311,444	0.3
625,000 (1)(4)	BX Trust 2021-ARIA C, 6.157%, (TSFR1M + 1.760%), 10/15/2036	623,745	0.6
450,000 (1)(4)	BX Trust 2021- LBA EJV, 6.512%, (TSFR1M + 2.114%), 02/15/2036	446,737	0.4

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
275,000 (1)(4)	BX Trust 2021-LGCY D, 5.813%, (TSFR1M + 1.416%), 10/15/2036	$273,318	0.3
494,508 (1)(4)	BX Trust 2021-SDMF D, 5.898%, (TSFR1M + 1.501%), 09/15/2034	487,558	0.5
1,452,723 (4)(7)	CD Mortgage Trust 2016-CD1 XA, 1.342%, 08/10/2049	16,762	0.0
625,000 (4)	Citigroup Commercial Mortgage Trust 2016-P4 C, 3.937%, 07/10/2049	553,077	0.6
200,000 (4)	Citigroup Commercial Mortgage Trust 2016-P5 B, 3.698%, 10/10/2049	175,132	0.2
2,437,896 (4)(7)	Citigroup Commercial Mortgage Trust 2017- C4 XA, 0.979%, 10/12/2050	51,131	0.1
3,105,024 (4)(7)	COMM Mortgage Trust 2016-CR28 XA, 0.624%, 02/10/2049	10,688	0.0
5,753,216 (1)(4)(7)	Commercial Mortgage Pass Through Certificates 2012- LTRT XA, 0.788%, 10/05/2030	22,230	0.0
500,000	CSAIL Commercial Mortgage Trust 2021- C20 A3, 2.805%, 03/15/2054	433,730	0.4
4,028,600 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.874%, 11/25/2030	163,264	0.2
2,050,610 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.323%, 07/25/2035	196,028	0.2
2,109,000 (7)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	94,089	0.1
238,000 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.981%, 11/27/2050	203,034	0.2
95,000 (1)(10)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	91,798	0.1
95,000 (1)(10)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	91,008	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
130,000 (1)(10)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	$129,316	0.1
159,000 (1)(10)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	157,946	0.2
129,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.000%, 09/27/2051	123,710	0.1
109,000 (1)(10)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	75,034	0.1
130,000 (1)(10)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	129,230	0.1
129,000 (1)(10)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	121,280	0.1
2,167,279 (4)(7)	GS Mortgage Securities Trust 2017-GS6 XA, 0.997%, 05/10/2050	38,760	0.0
4,741,491 (4)(7)	GS Mortgage Securities Trust 2019-GC42 XA, 0.805%, 09/10/2052	145,369	0.1
857,391 (4)(7)	GS Mortgage Securities Trust 2020-GC47 XA, 1.124%, 05/12/2053	39,156	0.0
500,000 (1)(4)	GWT 2024-WLF2 A, 6.088%, (TSFR1M + 1.691%), 05/15/2041	502,642	0.5
2,079,884 (1)(4)(7)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.838%, 03/10/2050	23,532	0.0
1,682,328 (1)(4)(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 2014-C19 XB, 0.446%, 12/15/2047	19	0.0
1,691,666 (7)	Morgan Stanley Capital I Trust 2021- L5 XA, 1.282%, 05/15/2054	90,584	0.1
80,000 (1)(4)	RFM Reremic Trust 2022-FRR1 AB60, 2.369%, 11/08/2049	72,937	0.1
110,000 (1)(4)	RFM Reremic Trust 2022-FRR1 AB64, 2.222%, 03/01/2050	98,368	0.1

Principal Amount†	RA	Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
30,000 (1)(10)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	$25,173	0.0
750,000 (1)(4)	SMRT 2022-MINI B, 5.748%, (TSFR1M + 1.350%), 01/15/2039	745,249	0.7
5,801,598 (4)(7)	UBS Commercial Mortgage Trust 2018- C9 XA, 0.911%, 03/15/2051	142,843	0.1
179,739	Wells Fargo Commercial Mortgage Trust 2014-LC18 B, 3.959%, 12/15/2047	177,822	0.2
500,000	Wells Fargo Commercial Mortgage Trust 2024-5C1 A3, 5.928%, 07/15/2057	515,673	0.5
		9,348,818	9.2
	Total Commercial Mortgage-Backed Securities (Cost $9,450,380)	9,348,818	9.2
MUTUAL FUNDS: 9.2%
	United States: 9.2%
366,997	Voya VACS Series EMHCD Fund	3,695,656	3.6
554,710	Voya VACS Series HYB Fund	5,685,773	5.6
		9,381,429	9.2
	Total Mutual Funds (Cost $9,241,244)	9,381,429	9.2
U.S. TREASURY OBLIGATIONS: 8.9%
	United States Treasury Bonds: 3.2%
1,767,700	4.250%, 08/15/2054	1,614,679	1.6
1,650,300	4.625%, 11/15/2044	1,600,534	1.6
		3,215,213	3.2
	United States Treasury Notes: 5.7%
537,700	3.375%, 09/15/2027	525,535	0.5
4,000	3.875%, 08/15/2034	3,783	0.0
751,000	4.000%, 12/15/2027	745,254	0.7
367,100	4.125%, 11/30/2029	362,987	0.4
76,800	4.125%, 11/30/2031	75,178	0.1
3,197,600	4.250%, 11/15/2034	3,114,510	3.1
488,000	4.375%, 12/31/2029	487,774	0.5
446,200	4.500%, 12/31/2031	446,606	0.4
		5,761,627	5.7
	Total U.S. Treasury Obligations (Cost $9,127,067)	8,976,840	8.9
COMMON STOCK: 0.0%
	United States: 0.0%
2,149 (3)(6)	American Media	—	—
18 (11)	Ingevity Corp.	734	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
120	Smurfit WestRock PLC	$6,463	0.0
		7,197	0.0

	Total Common Stock (Cost $68,119)	7,197	0.0
RIGHTS: 0.0%
	United States: 0.0%
4,988 (6)(12)	Resolute Forest Products, Inc. - CVR	7,083	0.0

	Total Rights (Cost $–)	7,083	0.0
PURCHASED OPTIONS(13): 0.0%
	Total Purchased Options (Cost $13,589)	14,169	0.0
	Total Long-Term Investments (Cost $104,736,878)	99,291,243	97.8

SHORT-TERM INVESTMENTS: 4.6%
	Commercial Paper: 1.4%
1,500,000	Keurig Dr. Pepper, Inc., 4.550%, 01/03/2025 (Cost $1,499,618)	1,499,441	1.4
	Repurchase Agreements: 1.2%
226,791 (14)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $226,847, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $231,327, due 03/27/25-01/01/55)	226,791	0.2

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (14)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,000,260, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,017,328, due 01/15/26-02/15/53)	$1,000,000	1.0
	Total Repurchase Agreements (Cost $1,226,791)	1,226,791	1.2

Shares	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.0%
1,995,000 (15)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $1,995,000)	$1,995,000	2.0

	Total Short-Term Investments (Cost $4,721,409)	4,721,232	4.6
	Total Investments in Securities (Cost $109,458,287)	$104,012,475	102.4
	Liabilities in Excess of Other Assets	(2,497,588)	(2.4)
	Net Assets	$101,514,887	100.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.
(3)	Security, or a portion of the security, is on loan.
(4)	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2024.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	Represents or includes a TBA transaction.
(10)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(11)	Non-income producing security.
(12)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $7,083 or —% of net assets. Please refer to the table below for additional details.
(13)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(14)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(15)	Rate shown is the 7-day yield as of December 31, 2024.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
CZK	Czech Koruna
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
THB	Thai Baht

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0012M	12-month LIBOR

Percentage
Sector Diversification	of Net Assets
Sovereign Bonds	19.7%
Collateralized Mortgage Obligations	13.6
Asset-Backed Securities	9.9
U.S. Government Agency Obligations	9.7
Mutual Funds	9.2
Commercial Mortgage-Backed Securities	9.2
U.S. Treasury Obligations	8.9
Financial	6.7
Consumer, Non-cyclical	2.9
Utilities	2.3
Industrial	1.5
Technology	1.4
Consumer, Cyclical	1.3
Energy	0.6
Communications	0.6
Basic Materials	0.3
Purchased Options	0.0
Materials	0.0
Rights	0.0
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(2.4)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
United States	$7,197	$—	$—	$7,197
Total Common Stock	7,197	—	—	7,197
Sovereign Bonds	—	19,968,583	—	19,968,583
Corporate Bonds/Notes	—	17,898,616	—	17,898,616
Collateralized Mortgage Obligations	—	13,768,677	947	13,769,624
Asset-Backed Securities	—	10,028,991	—	10,028,991
U.S. Government Agency Obligations	—	9,889,893	—	9,889,893
Mutual Funds	9,381,429	—	—	9,381,429
Commercial Mortgage-Backed Securities	—	9,348,818	—	9,348,818
U.S. Treasury Obligations	—	8,976,840	—	8,976,840
Purchased Options	—	14,169	—	14,169
Rights	—	—	7,083	7,083
Short-Term Investments	1,995,000	2,726,232	—	4,721,232
Total Investments, at fair value	$11,383,626	$92,620,819	$8,030	$104,012,475
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	894,747	—	894,747
Forward Foreign Currency Contracts	—	157,053	—	157,053
Forward Premium Swaptions	—	147,960	—	147,960
Futures	136,366	—	—	136,366
OTC Total Return Swaps	—	3,606	—	3,606
Total Assets	$11,519,992	$93,824,185	$8,030	$105,352,207
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(649,146)	$—	$(649,146)
Forward Foreign Currency Contracts	—	(949,210)	—	(949,210)
Forward Premium Swaptions	—	(76,062)	—	(76,062)
Futures	(417,167)	—	—	(417,167)
OTC Total Return Swaps	—	(5,006)	—	(5,006)
OTC volatility swaps	—	(3,145)	—	(3,145)
Written Options	—	(64,873)	—	(64,873)
Total Liabilities	$(417,167)	$(1,747,442)	$—	$(2,164,609)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya VACS Series EMCD Fund	$3,938,570	$140,672	$(4,667,732)	$588,490	$—	$162,940	$(502,808)	$—
Voya VACS Series EMHCD Fund	3,425,035	398,231	—	(127,610)	3,695,656	239,446	—	158,781

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya VACS Series HYB Fund	$5,292,452	$419,131	$—	$(25,810)	$5,685,773	$419,122	$—	$—
	$12,656,057	$958,034	$(4,667,732)	$435,070	$9,381,429	$821,508	$(502,808)	$158,781

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, Voya Global Bond Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Resolute Forest Products, Inc. - CVR	3/1/2023	$—	$7,083
		$—	$7,083

At December 31, 2024, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	83,002	TRY	3,843,000	Bank of America N.A.	04/03/25	$(16,552)
USD	377	EUR	359	Barclays Bank PLC	01/31/25	5
DKK	1,526,806	USD	215,647	Barclays Bank PLC	01/31/25	(3,241)
USD	681,892	BRL	4,170,854	Barclays Bank PLC	02/07/25	11,392
IDR	318,581,556	USD	19,981	BNP Paribas	02/07/25	(372)
BRL	2,000,101	USD	322,006	BNP Paribas	02/07/25	(473)
USD	1,864,469	CNY	13,536,867	BNP Paribas	02/07/25	(7,980)
KRW	1,693,737,212	USD	1,209,412	BNP Paribas	02/07/25	(61,458)
NZD	296,987	USD	172,230	Brown Brothers Harriman & Co.	01/31/25	(6,034)
CHF	493,860	USD	562,889	Brown Brothers Harriman & Co.	01/31/25	(16,879)
GBP	3,540,295	USD	4,506,770	Brown Brothers Harriman & Co.	01/31/25	(75,825)
JPY	1,522,741,111	USD	10,074,077	Brown Brothers Harriman & Co.	01/31/25	(361,888)
USD	2,640	ZAR	48,325	Brown Brothers Harriman & Co.	02/07/25	88
HKD	379,429	USD	48,805	Brown Brothers Harriman & Co.	02/07/25	66
CZK	1,529	USD	64	Brown Brothers Harriman & Co.	02/07/25	(1)
SGD	343,577	USD	255,985	Brown Brothers Harriman & Co.	02/07/25	(4,017)
MXN	5,590,210	USD	271,216	Brown Brothers Harriman & Co.	02/07/25	(4,833)
USD	287,709	BRL	1,759,505	Citibank N.A.	02/07/25	4,854
USD	161,449	THB	5,542,988	Citibank N.A.	02/07/25	(1,463)
NOK	878,092	USD	78,582	Deutsche Bank AG	01/31/25	(1,449)
SEK	4,198,207	USD	383,104	Deutsche Bank AG	01/31/25	(3,050)
USD	217,392	TRY	10,252,207	Deutsche Bank AG	11/10/25	(2,742)
USD	330,931	BRL	2,053,955	Goldman Sachs International	02/07/25	740
CLP	58,910,530	USD	60,042	Goldman Sachs International	02/07/25	(829)
BRL	4,077,695	USD	661,319	Goldman Sachs International	02/07/25	(5,795)
TRY	3,843,000	USD	82,913	Goldman Sachs International	04/03/25	16,642
TRY	10,239,164	USD	217,392	Goldman Sachs International	11/10/25	2,462
USD	1,667,764	BRL	10,381,000	Goldman Sachs International	01/05/26	119,043
COP	451,325,458	USD	100,521	HSBC Bank USA N.A.	02/07/25	1,408
ILS	446,061	USD	122,960	Morgan Stanley Capital Services LLC	02/07/25	(152)
HUF	29,109,883	USD	73,492	Morgan Stanley Capital Services LLC	02/07/25	(341)
PLN	171,616	USD	41,879	Morgan Stanley Capital Services LLC	02/07/25	(381)
EUR	19,635,883	USD	20,666,066	Standard Chartered Bank	01/31/25	(302,159)
EUR	359	USD	374	State Street Bank and Trust Co.	01/31/25	(2)
USD	378	EUR	359	The Bank of Montreal	01/31/25	5
USD	16,204	JPY	2,486,016	Toronto Dominion Securities	01/31/25	348
AUD	1,859,680	USD	1,184,781	Toronto Dominion Securities	01/31/25	(33,704)
CAD	3,486,334	USD	2,464,700	Toronto Dominion Securities	01/31/25	(36,648)
RON	360,146	USD	75,748	UBS AG	02/07/25	(942)
						$(792,157)

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the following futures contracts were outstanding for Voya Global Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
Australia 3-Year Bond	16	03/17/25	$1,051,257	$(4,168)
Australia 10-Year Bond	4	03/17/25	279,457	(4,729)
Canada 10-Year Bond	16	03/20/25	1,364,750	25,323
Euro-Bobl 5-Year	56	03/06/25	6,836,781	(79,818)
Euro-Bund	1	03/06/25	138,224	(3,454)
Euro-Buxl 30-year German Government Bond	8	03/06/25	1,099,493	(68,479)
Euro-OAT	39	03/06/25	4,985,136	(104,132)
Euro-Schatz	36	03/06/25	3,989,538	(14,208)
Japan 10-Year Bond (TSE)	1	03/13/25	901,840	(2,507)
Japanese Government Bonds 10-Year Mini	18	03/12/25	1,626,057	(1,710)
Long Gilt	14	03/27/25	1,619,625	(25,807)
Long-Term Euro-BTP	11	03/06/25	1,367,095	(27,744)
U.S. Treasury 2-Year Note	110	03/31/25	22,617,031	3,878
U.S. Treasury 10-Year Note	4	03/20/25	435,000	(883)
U.S. Treasury Long Bond	3	03/20/25	341,531	(10,712)
U.S. Treasury Ultra Long Bond	19	03/20/25	2,259,219	(68,816)
			$50,912,034	$(387,966)
Short Contracts:
U.S. Treasury 5-Year Note	(16)	03/31/25	(1,700,875)	10,844
U.S. Treasury Ultra 10-Year Note	(62)	03/20/25	(6,901,375)	96,321
			$(8,602,250)	$107,165

At December 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649%	Annual	04/14/52	GBP	800,000	$(416,709)	$(416,709)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	4.760	Annual	05/25/25	GBP	900,000	179	179
Pay	3-month KRW-CD-KSDA-Bloomberg	Quarterly	2.935	Quarterly	07/31/34	KRW	1,713,918,000	15,803	15,803
Pay	1-day Secured Overnight Financing Rate	Monthly	3.058	Monthly	05/08/29	USD	900,000	(33,241)	(33,030)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.105	Monthly	08/08/32	USD	1,870,000	(108,790)	(116,450)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP	70,000	8,044	8,044
Receive	1-day Secured Overnight Financing Rate	Annual	3.837	Annual	08/16/44	USD	458,600	8,021	8,021
Receive	1-day Secured Overnight Financing Rate	Annual	3.855	Annual	11/29/44	USD	580,000	9,168	9,168
Receive	1-day Secured Overnight Financing Rate	Annual	3.860	Annual	06/26/34	USD	1,000,000	16,528	16,528
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	2,000,000	186,223	186,223
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/26/32	USD	2,000,000	78,618	78,618
Receive	1-day Secured Overnight Financing Rate	Annual	3.482	Annual	06/09/33	USD	2,000,000	82,744	82,744
Receive	1-day Secured Overnight Financing Rate	Monthly	3.477	Monthly	05/03/27	USD	2,250,000	26,551	26,504
Receive	1-day Secured Overnight Financing Rate	Monthly	3.046	Monthly	05/08/30	USD	2,300,000	103,576	103,380
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	3,000,000	77,664	77,664
Receive	1-day Secured Overnight Financing Rate	Annual	4.006	Annual	06/26/29	USD	3,000,000	5,465	5,465
Receive	1-day Secured Overnight Financing Rate	Monthly	3.114	Monthly	03/08/28	USD	3,600,000	94,818	95,507
Receive	1-day Secured Overnight Financing Rate	Monthly	4.068	Monthly	05/03/25	USD	3,750,000	2,559	2,500
Receive	1-day Secured Overnight Financing Rate	Annual	3.605	Annual	01/08/31	USD	4,000,000	93,952	93,952
Receive	1-day Secured Overnight Financing Rate	Annual	4.241	Annual	07/22/26	USD	11,444,000	(19,566)	(19,566)
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	11,574,800	(63,391)	(63,391)
Receive	1-day Secured Overnight Financing Rate	Monthly	3.679	Monthly	05/03/26	USD	17,000,000	84,647	84,447
								$252,863	$245,601

At December 31, 2024, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government 20-Year Treasury Bond	At Termination Date	1-day Tokyo Overnight Average Rate + 5 basis points	At Termination Date	Deutsche Bank AG	03/14/25	JPY	200,000,000	$(2,437)	$—	$(2,437)
Receive	Japanese Government 30-Year Treasury Bond	At Termination Date	1-day Tokyo Overnight Average Rate -3 basis points	At Termination Date	Goldman Sachs International	02/14/25	JPY	220,000,000	3,606	—	3,606
Receive	Japanese Government 5-Year Treasury Bond	At Termination Date	1-day Tokyo Overnight Average Rate + 6 basis points	At Termination Date	Nomura Global	01/17/25	JPY	500,000,000	(2,569)	—	(2,569)
									$(1,400)	$—	$(1,400)

(1)	The fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At December 31, 2024, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Pay	USD vs. MXN Spot Exchange Rate	13.500%	Morgan Stanley Capital Services LLC	06/12/25	USD	6,000	$(3,145)	$(3,145)
							$(3,145)	$(3,145)

At December 31, 2024, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put CNH	BNP Paribas	02/14/25	7.500	USD	62,000	$5,435	$8,239
Put USD vs. Call BRL	Goldman Sachs International	12/15/25	5.750	USD	47,000	8,154	5,930
						$13,589	$14,169

At December 31, 2024, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call USD vs. Put BRL	Goldman Sachs International	12/15/25	7.195	USD	47,000	$8,154	$(13,852)
Call USD vs. Put TRY	Deutsche Bank AG	11/07/25	47.000	USD	633,000	57,033	(43,133)
Put USD vs. Call TRY	Deutsche Bank AG	05/29/25	38.500	USD	633,000	8,739	(7,888)
						$73,926	$(64,873)

At December 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	1,208,000	$—	$21,834
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.375%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	1,146,610	(48,158)	(9,879)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	1,307,000	(898,092)	35,637
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	3,070,500	(293,300)	71,274
								$(1,239,550)	$118,866

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Call on 1-Year Interest Rate Swap	Bank of America N.A.	3.140%	Pay	1-day Secured Overnight Financing Rate	09/19/28	USD	6,039,000	$47,142	$19,215
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	1,208,000	21,865	(31,424)
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	1,146,610	48,157	(9,642)
Put on 1-Year Interest Rate Swap	Bank of America N.A.	3.140%	Receive	1-day Secured Overnight Financing Rate	09/19/28	USD	6,039,000	47,142	(25,117)
								$164,306	$(46,968)

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:
Currency Abbreviations:
			IDR	—	Indonesian Rupiah
AUD	—	Australian Dollar	ILS	—	Israeli New Shekel
BRL	—	Brazilian Real	JPY	—	Japanese Yen
CAD	—	Canadian Dollar	KRW	—	South Korean Won
CHF	—	Swiss Franc	MXN	—	Mexican Peso
CLP	—	Chilean Peso	NOK	—	Norwegian Krone
CNY	—	Chinese Yuan	NZD	—	New Zealand Dollar
COP	—	Colombian Peso	PLN	—	Polish Zloty
CZK	—	Czech Koruna	RON	—	Romanian New Leu
DKK	—	Danish Krone	SEK	—	Swedish Krona
EUR	—	EU Euro	SGD	—	Singapore Dollar
GBP	—	British Pound	THB	—	Thai Baht
HKD	—	Hong Kong Sar Dollar	TRY	—	Turkish Lira
HUF	—	Hungarian Forint	USD	—	United States Dollar
			ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$14,169
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	157,053
Interest rate contracts	Unrealized appreciation on forward premium swaptions	147,960
Interest rate contracts	Variation margin receivable on futures contracts**	136,366
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	894,747
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,606
Total Asset Derivatives		$1,353,901

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$949,210
Interest rate contracts	Unrealized depreciation on forward premium swaptions	76,062
Interest rate contracts	Variation margin payable on futures contracts**	417,167
Interest rate contracts	Variation margin payable on centrally cleared swaps**	649,146
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	3,145
Interest rate contracts	Unrealized depreciation on OTC swap agreements	5,006
Foreign exchange contracts	Written options, at fair value	64,873
Total Liability Derivatives		$2,164,609

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$75,191	$—	$75,191
Equity contracts	—	—	25,847	—	—	25,847
Foreign exchange contracts	(84,737)	(2,548,202)	—	(49,643)	(5,131)	(2,687,713)
Interest rate contracts	(110,476)	—	(136,603)	(196,865)	383,119	(60,825)
Total	$(195,213)	$(2,548,202)	$(110,756)	$(171,317)	$377,988	$(2,647,500)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$51,726	$(1,814,266)	$—	$(3,145)	$(7,295)	$(1,772,980)
Interest rate contracts	125,971	—	(964,715)	960,420	(25,137)	96,539
Total	$177,697	$(1,814,266)	$(964,715)	$957,275	$(32,432)	$(1,676,441)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2024:

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura Global
Assets:
Purchased options	$—	$—	$8,239	$—	$—	$—	$5,930	$—	$—	$—	$—
Forward foreign currency contracts	—	11,397	—	154	4,854	—	138,887	1,408	—	—	—
Forward premium swaptions	19,215	128,745	—	—	—	—	—	—	—	—	—
OTC total return swaps	—	—	—	—	—	—	3,606	—	—	—	—
Total Assets	$19,215	$140,142	$8,239	$154	$4,854	$—	$148,423	$1,408	$—	$—	$—
Liabilities:
Forward foreign currency contracts	$16,552	$3,241	$70,283	$469,477	$1,463	$7,241	$6,624	$—	$—	$874	$—
Forward premium swaptions	25,117	31,424	—	—	—	—	—	—	19,521	—	—
OTC total return swaps	—	—	—	—	—	2,437	—	—	—	—	2,569
OTC volatility swaps	—	—	—	—	—	—	—	—	—	3,145	—
Written options	—	—	—	—	—	51,021	13,852	—	—	—	—
Total Liabilities	$41,669	$34,665	$70,283	$469,477	$1,463	$60,699	$20,476	$—	$19,521	$4,019	$2,569
Net OTC derivative instruments by counterparty, at fair value	$(22,454)	$105,477	$(62,044)	$(469,323)	$3,391	$(60,699)	$127,947	$1,408	$(19,521)	$(4,019)	$(2,569)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,019	$—
Net Exposure(1)(2)	$(22,454)	$105,477	$(62,044)	$(469,323)	$3,391	$(60,699)	$127,947	$1,408	$(19,521)	$—	$(2,569)

	Standard Chartered Bank	State Street Bank and Trust Co.	The Bank of Montreal	Toronto Dominion Securities	UBS AG	Total
Assets:
Purchased options	$—	$—	$—	$—	$—	$14,169
Forward foreign currency contracts	—	—	5	348	—	157,053
Forward premium swaptions	—	—	—	—	—	147,960
OTC total return swaps	—	—	—	—	—	3,606
Total Assets	$—	$—	$5	$348	$—	$322,788
Liabilities:
Forward foreign currency contracts	$302,159	$2	$—	$70,352	$942	$949,210
Forward premium swaptions	—	—	—	—	—	76,062
OTC total return swaps	—	—	—	—	—	5,006
OTC volatility swaps	—	—	—	—	—	3,145
Written options	—	—	—	—	—	64,873
Total Liabilities	$302,159	$2	$—	$70,352	$942	$1,098,296
Net OTC derivative instruments by counterparty, at fair value	$(302,159)	$(2)	$5	$(70,004)	$(942)	$(775,508)
Total collateral pledged by the Portfolio/(Received from counterparty)	$260,000	$—	$—	$—	$—	$264,019
Net Exposure(1)(2)	$(42,159)	$(2)	$5	$(70,004)	$(942)	$(511,489)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At December 31, 2024, the Portfolio had pledged $70,000 and $260,000 in cash collateral to Morgan Stanley Capital Services LLC and Standard Chartered Bank, respectively. Excess cash collateral is not shown for financial reporting purposes.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $110,149,198.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$906,527
Gross Unrealized Depreciation	(7,677,162)
Net Unrealized Depreciation	$(6,770,635)

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.4%
	Canada: 2.4%
470,996	Wheaton Precious Metals Corp.	$26,488,815	2.4

	China: 1.9%
1,154,100	Shenzhen Envicool Technology Co. Ltd. - Class A	6,375,663	0.6
211,538 (1)	Trip.com Group Ltd., ADR	14,524,199	1.3
		20,899,862	1.9

	India: 3.2%
799,168	DLF Ltd.	7,677,007	0.7
124,738	Maruti Suzuki India Ltd.	15,778,546	1.5
797,370	Reliance Industries Ltd.	11,292,840	1.0
		34,748,393	3.2

	Indonesia: 1.3%
24,517,800	Bank Central Asia Tbk PT	14,738,100	1.3

	Italy: 1.9%
2,925,405	Enel SpA	20,876,229	1.9

	Japan: 3.7%
445,400	Hitachi Ltd.	10,907,872	1.0
1,399,900	Sony Group Corp.	29,503,671	2.7
		40,411,543	3.7

	Netherlands: 2.1%
715,256	Koninklijke Ahold Delhaize NV	23,330,894	2.1

	Spain: 1.6%
347,573	Industria de Diseno Textil SA	17,804,080	1.6

	Switzerland: 3.7%
38,621	Garmin Ltd.	7,965,968	0.7
213,181	Holcim AG	20,526,125	1.9
21,384	Lonza Group AG	12,621,667	1.1
		41,113,760	3.7

	United Kingdom: 5.2%
3,444,736	Barclays PLC	11,523,265	1.0
175,632	London Stock Exchange Group PLC	24,791,200	2.2
194,485	Reckitt Benckiser Group PLC	11,772,266	1.1
304,280	Shell PLC	9,484,663	0.9
		57,571,394	5.2

	United States: 70.4%
72,159	3M Co.	9,315,005	0.9
215,679	Acushnet Holdings Corp.	15,330,463	1.4
65,966 (1)	Advanced Micro Devices, Inc.	7,968,033	0.7
152,651	Apple, Inc.	38,226,864	3.5
115,048 (1)	ARM Holdings PLC, ADR	14,192,321	1.3
608,555 (1)	Asana, Inc. - Class A	12,335,410	1.1
121,312 (1)	Astera Labs, Inc.	16,067,774	1.5
1,417,650	AT&T, Inc.	32,279,891	2.9
536,093	Bank of America Corp.	23,561,287	2.1
618,202	Cisco Systems, Inc.	36,597,558	3.3
44,075 (1)	Coinbase Global, Inc. - Class A	10,943,823	1.0
94,051	Constellation Energy Corp.	21,040,149	1.9
396,433	CSX Corp.	12,792,893	1.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
52,845	D.R. Horton, Inc.	$7,388,788	0.7
14,861	Eli Lilly & Co.	11,472,692	1.0
88,939 (1)	First Solar, Inc.	15,674,609	1.4
522,635	Fox Corp. - Class A	25,389,608	2.3
373,993	Freeport-McMoRan, Inc.	14,241,654	1.3
127,040	GE HealthCare Technologies, Inc.	9,931,987	0.9
26,663	HCA Healthcare, Inc.	8,002,900	0.7
59,134 (1)	Inspire Medical Systems, Inc.	10,962,261	1.0
101,347	Interactive Brokers Group, Inc. - Class A	17,904,975	1.6
631,395 (1)	Joby Aviation, Inc.	5,133,241	0.5
49,652	Microsoft Corp.	20,928,318	1.9
33,778 (1)	MicroStrategy, Inc. - Class A	9,782,784	0.9
116,150 (1)	Natera, Inc.	18,386,545	1.7
225,820	NVIDIA Corp.	30,325,368	2.8
221,038	Otis Worldwide Corp.	20,470,329	1.9
137,401 (1)	Palantir Technologies, Inc. - Class A	10,391,638	0.9
143,504 (1)	PayPal Holdings, Inc.	12,248,066	1.1
121,327	PNC Financial Services Group, Inc.	23,397,912	2.1
147,112	Prologis, Inc.	15,549,738	1.4
58,642	Rockwell Automation, Inc.	16,759,297	1.5
58,915	Salesforce, Inc.	19,697,052	1.8
37,136 (1)	SiTime Corp.	7,966,786	0.7
729,120 (1)	Standardaero, Inc.	18,053,011	1.6
121,040	Sysco Corp.	9,254,718	0.8
53,067	Targa Resources Corp.	9,472,460	0.9
100,767 (1)	Tesla, Inc.	40,693,745	3.7
874,493 (1)	Under Armour, Inc. - Class A	7,240,802	0.7
45,532	Valero Energy Corp.	5,581,768	0.5
190,358	Veralto Corp.	19,387,962	1.8
67,201	Vertiv Holdings Co. - Class A	7,634,706	0.7
338,886	Walmart, Inc.	30,618,350	2.8
219,788	Walt Disney Co.	24,473,394	2.2
75,192	Weatherford International PLC	5,386,003	0.5
85,392	Zoetis, Inc.	13,912,919	1.3
		774,367,857	70.4
	Total Common Stock
	(Cost $960,615,008)	1,072,350,927	97.4
	Total Long-Term Investments
	(Cost $960,615,008)	1,072,350,927	97.4

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Mutual Funds: 2.5%
27,333,611 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $27,333,611)	$27,333,611	2.5

	Total Short-Term Investments (Cost $27,333,611)	$27,333,611	2.5
	Total Investments in Securities (Cost $987,948,619)	$1,099,684,538	99.9
	Assets in Excess of Other Liabilities	1,107,188	0.1
	Net Assets	$1,100,791,726	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2024.

Percentage
Sector Diversification	of Net Assets
Information Technology	22.9%
Consumer Discretionary	14.2
Financials	11.5
Industrials	11.5
Health Care	7.8
Communication Services	7.5
Consumer Staples	6.8
Materials	5.6
Utilities	3.8
Energy	3.7
Real Estate	2.1
Short-Term Investments	2.5
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Canada	$26,488,815	$—	$—	$26,488,815
China	14,524,199	6,375,663	—	20,899,862
India	—	34,748,393	—	34,748,393
Indonesia	14,738,100	—	—	14,738,100
Italy	—	20,876,229	—	20,876,229
Japan	—	40,411,543	—	40,411,543
Netherlands	23,330,894	—	—	23,330,894
Spain	—	17,804,080	—	17,804,080
Switzerland	7,965,968	33,147,792	—	41,113,760
United Kingdom	—	57,571,394	—	57,571,394
United States	774,367,857	—	—	774,367,857
Total Common Stock	861,415,833	210,935,094	—	1,072,350,927
Short-Term Investments	27,333,611	—	—	27,333,611
Total Investments, at fair value	$888,749,444	$210,935,094	$—	$1,099,684,538

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$251,751
Total	$251,751

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(4,078)
Total	$(4,078)

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $990,776,325.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$143,676,302
Gross Unrealized Depreciation	(33,602,885)
Net Unrealized Appreciation	$110,073,417

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.6%
	Australia: 7.6%
197,968	ANZ Group Holdings Ltd.	$3,488,156	1.2
16,518	Aristocrat Leisure Ltd.	697,564	0.2
2,443	Cochlear Ltd.	437,489	0.1
74,801	Computershare Ltd.	1,571,306	0.5
371,733	Insurance Australia Group Ltd.	1,944,247	0.7
746,589	Medibank Pvt Ltd.	1,749,926	0.6
103,337	National Australia Bank Ltd.	2,367,690	0.8
244,253	Origin Energy Ltd.	1,645,306	0.6
168,835	QBE Insurance Group Ltd.	2,005,062	0.7
15,391	Rio Tinto Ltd.	1,116,046	0.4
158,394	Scentre Group	335,296	0.1
167,023	Suncorp Group Ltd.	1,962,323	0.7
595,828	Telstra Group Ltd.	1,476,641	0.5
193,223	Transurban Group	1,596,989	0.5
		22,394,041	7.6
	Austria: 1.5%
43,673	Erste Group Bank AG	2,703,192	0.9
40,170	OMV AG	1,557,862	0.6
		4,261,054	1.5
	Belgium: 0.9%
30,912	Ageas SA	1,502,948	0.5
15,209	KBC Group NV	1,174,277	0.4
		2,677,225	0.9
	Denmark: 1.4%
80,051	Danske Bank A/S	2,269,660	0.8
8,364	Novozymes A/S - Class B	473,960	0.2
62,792	Tryg A/S	1,324,555	0.4
		4,068,175	1.4
	France: 6.5%
9,387	Bureau Veritas SA	285,179	0.1
19,239	Carrefour SA	273,825	0.1
70,473	Cie Generale des Etablissements Michelin SCA	2,318,949	0.8
93,285	Credit Agricole SA	1,283,559	0.4
46,218	Danone SA	3,123,404	1.1
11,336	Eiffage SA	994,070	0.3
163,674	Engie SA	2,595,776	0.9
72,455	Getlink SE	1,155,347	0.4
61,296	Klepierre SA	1,765,296	0.6
198,894	Orange SA	1,984,532	0.7
7,250	Safran SA	1,588,531	0.5
18,834	Sanofi	1,830,870	0.6
		19,199,338	6.5
	Germany: 7.0%
19,330	Allianz SE	5,941,334	2.0
6,042	Deutsche Boerse AG	1,391,814	0.5
178,350	Deutsche Telekom AG, Reg	5,343,923	1.8
136,113	E.ON SE	1,585,453	0.5
91,839	Evonik Industries AG	1,596,351	0.5
51,595 (1)	Fresenius SE & Co. KGaA	1,790,914	0.6
15,531 (2)	Scout24 SE	1,370,440	0.5
14,968	Symrise AG	1,596,678	0.6
		20,616,907	7.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong: 2.1%
690,000	BOC Hong Kong Holdings Ltd.	$2,203,264	0.7
139,000	CLP Holdings Ltd.	1,165,833	0.4
710,000	HKT Trust & HKT Ltd. - Stapled Security	876,867	0.3
286,000	Power Assets Holdings Ltd.	1,991,812	0.7
		6,237,776	2.1
	Ireland: 1.4%
348,426	AIB Group PLC	1,926,764	0.6
187,416	Bank of Ireland Group PLC	1,709,131	0.6
11,788	Experian PLC	506,644	0.2
		4,142,539	1.4
	Israel: 1.0%
51,153	Bank Hapoalim BM	617,527	0.2
37,722	Bank Leumi Le-Israel BM	448,791	0.2
6,908	Elbit Systems Ltd.	1,811,381	0.6
		2,877,699	1.0
	Italy: 4.2%
122,875	Banco BPM SpA	994,871	0.3
207,038	BPER Banca	1,320,454	0.4
189,592	Eni SpA	2,593,306	0.9
794,140	Intesa Sanpaolo SpA	3,185,154	1.1
139,454 (2)	Poste Italiane SpA	1,972,309	0.7
59,021	UniCredit SpA	2,363,696	0.8
		12,429,790	4.2
	Japan: 21.1%
10,500 (3)	AGC, Inc.	306,715	0.1
16,700	ANA Holdings, Inc.	303,097	0.1
271,400	Asahi Kasei Corp.	1,870,010	0.6
217,500	Astellas Pharma, Inc.	2,112,084	0.7
65,800 (3)	Bridgestone Corp.	2,211,744	0.8
16,400	Brother Industries Ltd.	277,423	0.1
108,100	Central Japan Railway Co.	2,028,558	0.7
177,100	Chubu Electric Power Co., Inc.	1,857,964	0.6
16,000	Daito Trust Construction Co. Ltd.	1,788,714	0.6
64,200	Daiwa House Industry Co. Ltd.	1,971,015	0.7
48,400	East Japan Railway Co.	857,208	0.3
90,900	Honda Motor Co. Ltd.	865,442	0.3
102,500	Japan Airlines Co. Ltd.	1,615,854	0.5
99,000 (3)	Japan Tobacco, Inc.	2,539,632	0.9
162,700	JFE Holdings, Inc.	1,832,017	0.6
19,600	Kajima Corp.	355,051	0.1
20,100	Kao Corp.	813,277	0.3
73,100	KDDI Corp.	2,328,279	0.8
138,700 (3)	Kirin Holdings Co. Ltd.	1,800,897	0.6
17,700	Kyowa Kirin Co. Ltd.	266,172	0.1
37,600 (3)	McDonald's Holdings Co. Japan Ltd.	1,477,007	0.5
85,700	MEIJI Holdings Co. Ltd.	1,743,466	0.6
357,400	Mitsubishi Chemical Group Corp.	1,805,095	0.6
24,400	MS&AD Insurance Group Holdings, Inc.	526,979	0.2
112,300	Nippon Steel Corp.	2,256,739	0.8

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
58,600	Nitto Denko Corp.	$979,723	0.3
155,700	Ono Pharmaceutical Co. Ltd.	1,621,069	0.5
16,500	Oracle Corp. Japan	1,579,156	0.5
81,200	Osaka Gas Co. Ltd.	1,775,974	0.6
28,400	Otsuka Holdings Co. Ltd.	1,544,958	0.5
59,500	Secom Co. Ltd.	2,020,613	0.7
120,300	Sekisui Chemical Co. Ltd.	2,059,805	0.7
134,400	Shionogi & Co. Ltd.	1,884,982	0.6
1,415,400	SoftBank Corp.	1,786,714	0.6
50,300	Sumitomo Corp.	1,088,551	0.4
86,400	Sumitomo Electric Industries Ltd.	1,544,613	0.5
24,600 (3)	Suntory Beverage & Food Ltd.	781,591	0.3
95,300	Takeda Pharmaceutical Co. Ltd.	2,522,812	0.9
64,500	TIS, Inc.	1,523,498	0.5
42,900	TOPPAN Holdings, Inc.	1,138,059	0.4
14,000 (1)	Trend Micro, Inc./Japan	754,783	0.3
102,200	West Japan Railway Co.	1,810,154	0.6
		62,227,494	21.1
	Jordan: 0.4%
47,771	Hikma Pharmaceuticals PLC	1,191,011	0.4
	Netherlands: 5.8%
	Netherlands: 5.8%
107,048 (2)	ABN AMRO Bank NV	1,651,921	0.6
40,964	ASR Nederland NV	1,948,328	0.7
16,072 (2)	Euronext NV	1,803,072	0.6
216,182	ING Groep NV	3,387,918	1.1
83,364	Koninklijke Ahold Delhaize NV	2,719,245	0.9
559,499	Koninklijke KPN NV	2,040,182	0.7
44,315	NN Group NV	1,932,516	0.6
9,867	Wolters Kluwer NV	1,639,348	0.6
		17,122,530	5.8
	New Zealand: 0.4%
52,188	Fisher & Paykel Healthcare Corp. Ltd.	1,121,685	0.4

	Norway: 3.0%
16,077	Aker BP ASA	316,050	0.1
115,631	DNB Bank ASA	2,308,507	0.8
31,010	Equinor ASA	735,528	0.3
14,131	Kongsberg Gruppen ASA	1,589,833	0.5
37,063	Mowi ASA	635,196	0.2
48,183	Norsk Hydro ASA	265,039	0.1
137,517	Orkla ASA	1,189,681	0.4
152,125	Telenor ASA	1,697,284	0.6
		8,737,118	3.0
	Singapore: 2.5%
73,900	DBS Group Holdings Ltd.	2,368,160	0.8
246,300	Oversea-Chinese Banking Corp. Ltd.	3,008,081	1.0
31,300	Singapore Exchange Ltd.	291,766	0.1
507,700	Singapore Technologies Engineering Ltd.	1,732,351	0.6
		7,400,358	2.5

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: 3.5%
38,328	ACS Actividades de Construccion y Servicios SA	$1,920,712	0.7
7,581 (2)	Aena SME SA	1,547,267	0.5
163,566	Banco de Sabadell SA	317,854	0.1
199,346	Iberdrola SA	2,747,035	0.9
6,391	Industria de Diseno Textil SA	327,373	0.1
80,759	Red Electrica Corp. SA	1,379,066	0.5
170,931	Repsol SA	2,079,884	0.7
		10,319,191	3.5
	Sweden: 0.1%
15,142	Essity AB - Class B	404,695	0.1

	Switzerland: 10.0%
5,486	ABB Ltd., Reg	296,236	0.1
18,527	Alcon, Inc.	1,570,859	0.5
3,999	Baloise Holding AG, Reg	724,633	0.3
7,251	Banque Cantonale Vaudoise	667,639	0.2
5,641	BKW AG	934,602	0.3
363	Givaudan SA, Reg	1,586,813	0.6
7,408	Helvetia Holding AG	1,221,835	0.4
36,609	Holcim AG	3,524,896	1.2
50,306	Novartis AG, Reg	4,897,656	1.7
2,052	Roche Holding AG	573,753	0.2
18,238	SGS SA	1,829,590	0.6
84,270	SIG Group AG	1,666,265	0.6
16,126	Swiss Prime Site AG	1,757,647	0.6
22,777	Swiss Re AG	3,298,897	1.1
8,023	Zurich Insurance Group AG	4,771,805	1.6
		29,323,126	10.0
	United Kingdom: 15.2%
362,425	Aviva PLC	2,124,201	0.7
105,289	BAE Systems PLC	1,510,393	0.5
900,619	BP PLC	4,451,709	1.5
112,808	British American Tobacco PLC	4,070,626	1.4
174,681	Centrica PLC	291,432	0.1
43,066	Compass Group PLC	1,432,946	0.5
69,766	GSK PLC	1,176,756	0.4
824,856	HSBC Holdings PLC	8,102,602	2.8
77,199	Imperial Brands PLC	2,468,724	0.8
18,657	Intertek Group PLC	1,102,247	0.4
2,048	London Stock Exchange Group PLC	289,084	0.1
85,688	National Grid PLC	1,017,990	0.3
238,960	NatWest Group PLC	1,197,483	0.4
122,126	Pearson PLC	1,958,331	0.7
17,917	Reckitt Benckiser Group PLC	1,084,524	0.4
33,655	RELX PLC - GBP	1,524,866	0.5
77,670	Sage Group PLC	1,234,052	0.4
228,946	Shell PLC	7,136,439	2.4
63,137	Smiths Group PLC	1,353,686	0.5
23,203	Standard Chartered PLC	285,655	0.1

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
175,158	Tesco PLC	$805,609	0.3
		44,619,355	15.2
	Total Common Stock (Cost $257,760,283)	281,371,107	95.6

EXCHANGE-TRADED FUNDS: 1.2%
66,818	iShares MSCI EAFE Value ETF	3,505,940	1.2
	Total Exchange-Traded Funds (Cost $3,515,674)	3,505,940	1.2

PREFERRED STOCK: 1.1%
	Germany: 1.1%
28,547	Henkel AG & Co. KGaA	2,504,616	0.9
14,979	Porsche Automobil Holding SE	564,417	0.2
		3,069,033	1.1
	Total Preferred Stock (Cost $2,894,565)	3,069,033	1.1
	Total Long-Term Investments (Cost $264,170,522)	287,946,080	97.9

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.2%
	Repurchase Agreements: 2.8%
1,629,789 (4)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,630,200, collateralized by various U.S. Government Agency Obligations, 2.500%-7.311%, Market Value plus accrued interest $1,662,385, due 10/01/27-11/01/54)	1,629,789	0.5
2,241,204 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $2,241,769, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $2,286,028, due 10/01/29-02/01/57)	2,241,204	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
95,431 (4)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $95,454, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $97,340, due 03/27/25-01/01/55)	$95,431	0.0
2,004,803 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $2,005,312, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $2,044,899, due 11/01/51-12/01/54)	2,004,803	0.7
2,241,204 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $2,241,786, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $2,280,039, due 01/15/26-02/15/53)	2,241,204	0.8
	Total Repurchase Agreements (Cost $8,212,431)	8,212,431	2.8

	Time Deposits: 0.4%
200,000 (4)	Canadian Imperial Bank of Commerce, 4.320%, 01/02/2025	200,000	0.0
210,000 (4)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 01/02/2025	210,000	0.1
220,000 (4)	Mizuho Bank Ltd., 4.330%, 01/02/2025	220,000	0.1
210,000 (4)	Royal Bank of Canada, 4.330%, 01/02/2025	210,000	0.0
210,000 (4)	Societe Generale S.A., 4.330%, 01/02/2025	210,000	0.1

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
210,000 (4)	Toronto-Dominion Bank, 4.350%, 01/02/2025	$210,000	0.1
	Total Time Deposits (Cost $1,260,000)	1,260,000	0.4

	Total Short-Term Investments (Cost $9,472,431)	9,472,431	3.2
	Total Investments in Securities (Cost $273,642,953)	$297,418,511	101.1
	Liabilities in Excess of Other Assets	(3,137,569)	(1.1)
	Net Assets	$294,280,942	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Percentage
Sector Diversification	of Net Assets
Financials	30.6%
Industrials	12.6
Consumer Staples	9.2
Health Care	8.3
Materials	7.0
Utilities	6.5
Communication Services	6.4
Energy	6.4
Consumer Discretionary	5.3
Real Estate	2.6
Information Technology	1.8
Exchange-Traded Funds	1.2
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$22,394,041	$—	$22,394,041
Austria	—	4,261,054	—	4,261,054
Belgium	—	2,677,225	—	2,677,225
Denmark	—	4,068,175	—	4,068,175
France	—	19,199,338	—	19,199,338
Germany	—	20,616,907	—	20,616,907
Hong Kong	—	6,237,776	—	6,237,776
Ireland	—	4,142,539	—	4,142,539
Israel	—	2,877,699	—	2,877,699
Italy	—	12,429,790	—	12,429,790
Japan	1,743,466	60,484,028	—	62,227,494
Jordan	—	1,191,011	—	1,191,011
Netherlands	2,719,245	14,403,285	—	17,122,530
New Zealand	—	1,121,685	—	1,121,685
Norway	—	8,737,118	—	8,737,118
Singapore	—	7,400,358	—	7,400,358
Spain	—	10,319,191	—	10,319,191
Sweden	404,695	—	—	404,695
Switzerland	—	29,323,126	—	29,323,126
United Kingdom	—	44,619,355	—	44,619,355
Total Common Stock	4,867,406	276,503,701	—	281,371,107
Exchange-Traded Funds	3,505,940	—	—	3,505,940
Preferred Stock	2,504,616	564,417	—	3,069,033
Short-Term Investments	—	9,472,431	—	9,472,431
Total Investments, at fair value	$10,877,962	$286,540,549	$—	$297,418,511
Other Financial Instruments+
Forward Foreign Currency Contracts	—	974	—	974
Total Assets	$10,877,962	$286,541,523	$—	$297,419,485
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(3,278)	$—	$(3,278)
Total Liabilities	$—	$(3,278)	$—	$(3,278)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following forward foreign currency contracts were outstanding for Voya International High Dividend Low Volatility Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	7,100	SEK	78,208	Bank of America N.A.	01/02/25	$32
USD	152,667	NOK	1,738,718	BNP Paribas	01/02/25	(75)
USD	74,247	EUR	71,220	Brown Brothers Harriman & Co.	01/02/25	473
USD	71,896	DKK	514,440	Brown Brothers Harriman & Co.	01/02/25	438
USD	1,098,109	JPY	173,285,968	Morgan Stanley Capital Services LLC	01/06/25	(3,203)

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	108,442	HKD	841,988	The Bank of New York Mellon	01/02/25	$31
						$(2,304)

Currency Abbreviations:

EUR	—	EU Euro
HKD	—	Hong Kong Sar Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Currency Abbreviations:

DKK	—	Danish Krone

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$974
Total Asset Derivatives		$974
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$3,278
Total Liability Derivatives		$3,278

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$100,864
Total	$100,864

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(2,304)
Total	$(2,304)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2024:

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

	Bank of America N.A.	BNP Paribas	Brown Brothers Harriman & Co.	Morgan Stanley Capital Services LLC	The Bank of New York Mellon	Total
Assets:
Forward foreign currency contracts	$32	$—	$911	$—	$31	$974
Total Assets	$32	$—	$911	$—	$31	$974
Liabilities:
Forward foreign currency contracts	$—	$75	$—	$3,203	$—	$3,278
Total Liabilities	$—	$75	$—	$3,203	$—	$3,278
Net OTC derivative instruments by counterparty, at fair value	$32	$(75)	$911	$(3,203)	$31	$(2,304)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$–
Net Exposure(1)	$32	$(75)	$911	$(3,203)	$31	$(2,304)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $274,886,562.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$35,278,457
Gross Unrealized Depreciation	(12,743,247)
Net Unrealized Appreciation	$22,535,210

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.6%
	Communication Services: 1.7%
2,388	Cable One, Inc.	$864,743	0.3
120,612	Entravision Communications Corp. - Class A	283,438	0.1
14,863	Fox Corp. - Class B	679,834	0.2
72,967	Interpublic Group of Cos., Inc.	2,044,535
13,247	Omnicom Group, Inc.	1,139,772	0.4
7,612	Townsquare Media, Inc. - Class A	69,193	0.0
		5,081,515	1.7

	Consumer Discretionary: 5.8%
30,593 (1)	Accel Entertainment, Inc.	326,733	0.1
9,136 (1)	Aptiv PLC	552,545	0.2
13,799	Atmus Filtration Technologies, Inc.	540,645	0.2
19,637	Bloomin' Brands, Inc.	239,768	0.1
44,582	BorgWarner, Inc.	1,417,262	0.5
14,394	Boyd Gaming Corp.	1,044,141	0.3
14,711 (2)	BRP, Inc.	748,349	0.3
15,167	Brunswick Corp.	981,002	0.3
10,259 (1)	Capri Holdings Ltd.	216,054	0.1
329 (1)	Cavco Industries, Inc.	146,810	0.0
7,976 (1)	Dave & Buster's Entertainment, Inc.	232,819	0.1
23,263 (1)	Dollar Tree, Inc.	1,743,329	0.6
32,481 (1)(2)	KinderCare Learning Cos., Inc.	578,162	0.2
3,054 (1)	M/I Homes, Inc.	406,029	0.1
26,847 (1)	MarineMax, Inc.	777,221	0.3
3,492	Meritage Homes Corp.	537,139	0.2
12,463 (1)	Mohawk Industries, Inc.	1,484,717	0.5
22,442 (1)	OneWater Marine, Inc. - Class A	390,042	0.1
4,888	Patrick Industries, Inc.	406,095	0.1
3,231	Penske Automotive Group, Inc.	492,534	0.2
9,202 (1)	Skyline Champion Corp.	810,696	0.3
70,412 (1)	Solo Brands, Inc. - Class A	80,270	0.0
15,825	Tapestry, Inc.	1,033,847	0.3
8,783 (1)	Taylor Morrison Home Corp.	537,607	0.2
31,984 (1)	Topgolf Callaway Brands Corp.	251,394	0.1
12,979 (1)	Visteon Corp.	1,151,497	0.4
		17,126,707	5.8

	Consumer Staples: 8.2%
142,965	Conagra Brands, Inc.	3,967,279	1.3
41,930	Edgewell Personal Care Co.	1,408,848	0.5
20,525	Estee Lauder Cos., Inc. - Class A	1,538,965	0.5
39,456	General Mills, Inc.	2,516,109	0.9
24,518	Heineken NV	1,747,379	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
101,491	Kenvue, Inc.	$2,166,833	0.7
22,751	Kimberly-Clark Corp.	2,981,291	1.0
94,302	Koninklijke Ahold Delhaize NV	3,076,031	1.0
18,438	Pernod Ricard SA	2,083,255	0.7
18,824	Reckitt Benckiser Group PLC	1,139,425	0.4
15,260	Spectrum Brands Holdings, Inc.	1,289,317	0.4
8,020	Turning Point Brands, Inc.	482,002	0.2
		24,396,734	8.2

	Energy: 7.3%
51,829	Baker Hughes Co.	2,126,025	0.7
4,713	Cactus, Inc. - Class A	275,051	0.1
64,893	ChampionX Corp.	1,764,441	0.6
10,813	Chord Energy Corp.	1,264,256	0.4
65,651	Coterra Energy, Inc.	1,676,726	0.6
108,954	Crescent Energy Co. - Class A	1,591,818	0.5
129,849 (3)	Enterprise Products Partners L.P.	4,072,065	1.4
34,986	EQT Corp.	1,613,204	0.5
28,925 (2)	Mach Natural Resources L.P.	496,931	0.2
64,347 (2)	Magnolia Oil & Gas Corp. - Class A	1,504,433	0.5
47,329	Northern Oil and Gas, Inc.	1,758,746	0.6
42,217	Occidental Petroleum Corp.	2,085,942	0.7
71,861	Permian Resources Corp.	1,033,361	0.4
13,508	TXO Partners L.P.	227,475	0.1
		21,490,474	7.3

	Financials: 20.3%
22,905 (3)	AllianceBernstein Holding L.P.	849,546	0.3
14,427	Allstate Corp.	2,781,381	0.9
15,571	A-Mark Precious Metals, Inc.	426,645	0.1
10,623	Ameris Bancorp	664,681	0.2
13,255	Atlantic Union Bankshares Corp.	502,099	0.2
29,166	Axis Capital Holdings Ltd.	2,584,691	0.9
7,662 (1)	Axos Financial, Inc.	535,191	0.2
33,908	Banc of California, Inc.	524,218	0.2
36,041	Bank of New York Mellon Corp.	2,769,030	0.9
2,559 (1)	Bowhead Specialty Holdings, Inc.	90,896	0.0
61,495	Columbia Banking System, Inc.	1,660,980	0.6
44,328	Commerce Bancshares, Inc.	2,762,078	0.9
69,351	Compass Diversified Holdings	1,600,621	0.5

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
49,103	CVB Financial Corp.	$1,051,295	0.3
30,639	Edenred	1,007,289	0.3
138,278	F.N.B. Corp.	2,043,749	0.7
27,436	Fidelis Insurance Holdings Ltd.	497,415	0.2
41,105	First BanCorp/Puerto Rico	764,142	0.3
43,927	First Hawaiian, Inc.	1,139,906	0.4
23,585	First Interstate BancSystem, Inc. - Class A	765,805	0.3
11,126	First Merchants Corp.	443,816	0.1
27,761 (1)	Hamilton Insurance Group Ltd. - Class B	528,292	0.2
13,367	Hanover Insurance Group, Inc.	2,067,340	0.7
55,480	Home BancShares, Inc.	1,570,084	0.5
6,773	International Bancshares Corp.	427,783	0.1
32,847	Northern Trust Corp.	3,366,817	1.1
120,436	Old National Bancorp	2,614,063	0.9
24,080	Pacific Premier Bancorp, Inc.	600,074	0.2
4,455	PNC Financial Services Group, Inc.	859,147	0.3
11,865	Popular, Inc.	1,116,022	0.4
13,000	Provident Financial Services, Inc.	245,310	0.1
4,074	Reinsurance Group of America, Inc.	870,329	0.3
20,473	SouthState Corp.	2,036,654	0.7
4,728 (1)	StoneX Group, Inc.	463,202	0.2
21,639	T. Rowe Price Group, Inc.	2,447,154	0.8
82,307	Truist Financial Corp.	3,570,478	1.2
14,783	UMB Financial Corp.	1,668,409	0.6
76,054	US Bancorp	3,637,663	1.2
37,102	Webster Financial Corp.	2,048,772	0.7
20,653	Westamerica BanCorp	1,083,456	0.4
11,265	Willis Towers Watson PLC	3,528,649	1.2
		60,215,172	20.3

	Health Care: 13.5%
6,869	AmerisourceBergen Corp.	1,543,327	0.5
14,111	Becton Dickinson and Co.	3,201,363	1.1
19,206	Cardinal Health, Inc.	2,271,494	0.8
27,006 (1)	Centene Corp.	1,636,023	0.5
48,816	DENTSPLY SIRONA, Inc.	926,528	0.3
41,325	Embecta Corp.	853,361	0.3
41,929 (1)	Enovis Corp.	1,839,845	0.6
109,029 (1)	Envista Holdings Corp.	2,103,169	0.7
25,825	GE HealthCare Technologies, Inc.	2,018,998	0.7
59,132 (1)	Henry Schein, Inc.	4,091,934	1.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
22,117 (1)	Hologic, Inc.	$1,594,415	0.5
4,447 (1)	ICON PLC	932,580	0.3
4,632 (1)	IQVIA Holdings, Inc.	910,234	0.3
13,821	Labcorp Holdings, Inc.	3,169,432	1.1
23,333	Medtronic PLC	1,863,840	0.6
14,544	Patterson Cos., Inc.	448,828	0.2
18,275	Quest Diagnostics, Inc.	2,756,967	0.9
2,248	Teleflex, Inc.	400,099	0.1
7,603	Universal Health Services, Inc. - Class B	1,364,130	0.5
58,179	Zimmer Biomet Holdings, Inc.	6,145,448	2.1
		40,072,015	13.5

	Industrials: 15.0%
21,206	ABM Industries, Inc.	1,085,323	0.4
41,681 (1)	Beacon Roofing Supply, Inc.	4,233,956	1.4
19,423	Brink's Co.	1,801,872	0.6
46,777	Bunzl PLC	1,926,040	0.6
55,879	CSX Corp.	1,803,215	0.6
1,633	Cummins, Inc.	569,264	0.2
20,892	Deluxe Corp.	471,950	0.2
79,057 (1)	DIRTT Environmental Solutions	54,945	0.0
4,254	Dover Corp.	798,050	0.3
8,330 (1)	DXP Enterprises, Inc.	688,225	0.2
16,535	Emerson Electric Co.	2,049,183	0.7
15,202 (1)	First Advantage Corp.	284,733	0.1
72,437 (1)	Gates Industrial Corp. PLC	1,490,029	0.5
18,821 (1)	GMS, Inc.	1,596,585	0.5
41,861 (1)	Hillman Solutions Corp.	407,726	0.1
1,583	Huntington Ingalls Industries, Inc.	299,139	0.1
9,450 (1)	IBEX Holdings Ltd.	203,080	0.1
9,420	Korn Ferry	635,379	0.2
9,401	L3Harris Technologies, Inc.	1,976,842	0.7
16,319	Loomis AB	496,185	0.2
4,352	Luxfer Holdings PLC	56,968	0.0
35,728	MSC Industrial Direct Co., Inc. - Class A	2,668,524	0.9
14,317	Norfolk Southern Corp.	3,360,200	1.1
28,281 (1)	NV5 Global, Inc.	532,814	0.2
28,062	Oshkosh Corp.	2,667,854	0.9
18,353 (1)	Proficient Auto Logistics, Inc.	148,109	0.0
4,092	Republic Services, Inc.	823,229	0.3
4,113	Science Applications International Corp.	459,751	0.2
15,923	Sensata Technologies Holding PLC	436,290	0.1
76,106	Southwest Airlines Co.	2,558,684	0.9
5,456	Tecnoglass, Inc.	432,770	0.1
44,105	Timken Co.	3,147,774	1.1
15,724 (1)	Titan Machinery, Inc.	222,180	0.1
3,799	TriNet Group, Inc.	344,835	0.1
22,105 (1)	Triumph Group, Inc.	412,479	0.1

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
21,949	Vinci SA	$2,259,797	0.8
39,114	Weir Group PLC	1,065,487	0.4
		44,469,466	15.0

	Information Technology: 6.7%
30,659	Amdocs Ltd.	2,610,307	0.9
23,319	Amkor Technology, Inc.	599,065	0.2
19,896	Avnet, Inc.	1,040,959	0.3
13,906 (1)	Axcelis Technologies, Inc.	971,612	0.3
19,259	Cognizant Technology Solutions Corp. - Class A	1,481,017	0.5
14,270 (1)	Euronet Worldwide, Inc.	1,467,527	0.5
58,006	EVERTEC, Inc.	2,002,947	0.7
6,687 (1)	F5, Inc.	1,681,580	0.6
75,086	HP, Inc.	2,450,056	0.8
24,126 (1)	Ingram Micro Holding Corp.	467,803	0.2
21,293	Kulicke & Soffa Industries, Inc.	993,531	0.3
24,744 (1)	ON Semiconductor Corp.	1,560,109	0.5
54,149 (1)	Repay Holdings Corp.	413,157	0.1
11,619	TE Connectivity PLC	1,661,169	0.6
16,364 (1)	Teradata Corp.	509,739	0.2
		19,910,578	6.7

	Materials: 3.6%
25,207	Akzo Nobel NV	1,513,001	0.5
166,271 (2)	Graphic Packaging Holding Co.	4,515,920	1.5
18,498 (1)	Ingevity Corp.	753,794	0.2
10,272	Minerals Technologies, Inc.	782,829	0.3
3,428	Packaging Corp. of America	771,746	0.3
9,874	Pactiv Evergreen, Inc.	172,499	0.1
9,714	PPG Industries, Inc.	1,160,337	0.4
3,833	Reliance Steel & Aluminum Co.	1,032,074	0.3
		10,702,200	3.6

	Real Estate: 7.8%
23,075	Agree Realty Corp.	1,625,634	0.5
9,732	American Healthcare REIT, Inc.	276,583	0.1
7,442	American Tower Corp.	1,364,937	0.5
38,284	Americold Realty Trust, Inc.	819,278	0.3
14,192	EPR Properties	628,422	0.2
35,025	Equity Residential	2,513,394	0.8
4,197	Essex Property Trust, Inc.	1,197,992	0.4
71,916	Healthpeak Properties, Inc.	1,457,737	0.5
6,685	Public Storage	2,001,756	0.7
59,165	Realty Income Corp.	3,160,003	1.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
21,322	Regency Centers Corp.	$1,576,336	0.5
12,173	Ryman Hospitality Properties, Inc.	1,270,131	0.4
22,198	Terreno Realty Corp.	1,312,790	0.4
26,923	UMH Properties, Inc.	508,306	0.2
31,351	Ventas, Inc.	1,846,260	0.6
55,954	VICI Properties, Inc.	1,634,416	0.6
		23,193,975	7.8

	Utilities: 7.7%
11,015	Duke Energy Corp.	1,186,756	0.4
46,709	Edison International	3,729,247	1.2
48,855	Evergy, Inc.	3,007,025	1.0
48,568	Eversource Energy	2,789,260	0.9
455	Luxfer Holdings PLC- ADR	5,956	0.0
58,703	NorthWestern Corp.	3,138,262	1.1
27,248	ONE Gas, Inc.	1,886,924	0.6
3,798	Southwest Gas Holdings, Inc.	268,557	0.1
33,762	Spire, Inc.	2,290,076	0.8
18,862	WEC Energy Group, Inc.	1,773,783	0.6
42,878	Xcel Energy, Inc.	2,895,123	1.0
		22,970,969	7.7
	Total Common Stock (Cost $282,165,248)	289,629,805	97.6

PREFERRED STOCK: 0.5%
	Consumer Staples: 0.5%
16,847	Henkel AG & Co. KGaA	1,478,098	0.5

	Total Preferred Stock (Cost $1,151,653)	1,478,098	0.5

	Total Long-Term Investments (Cost $283,316,901)	291,107,903	98.1

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.1%
	Repurchase Agreements: 1.4%
1,002,861 (4)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,003,114, collateralized by various U.S. Government Agency Obligations, 2.500%- 7.311%, Market Value plus accrued interest $1,022,918, due 10/01/27-11/01/54)	$1,002,861	0.3
1,002,861 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,003,114, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,022,918, due 10/01/29-02/01/57)	1,002,861	0.3
227,169 (4)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $227,225, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $231,712, due 03/27/25-01/01/55)	227,169	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,002,861 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,003,115, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $1,022,918, due 11/01/51-12/01/54)	$1,002,861	0.3
1,002,861 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,003,121, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,020,238, due 01/15/26-02/15/53)	1,002,861	0.4
	Total Repurchase Agreements (Cost $4,238,613)	4,238,613	1.4

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.7%
5,054,711 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $5,054,711)	$5,054,711	1.7

	Total Short-Term Investments (Cost $9,293,324)	9,293,324	3.1

	Total Investments in Securities (Cost $292,610,225)	$300,401,227	101.2

	Liabilities in Excess of Other Assets	(3,455,732)	(1.2)

	Net Assets	$296,945,495	100.0

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of December 31, 2024 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	Security is a Master Limited Partnership.

(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,081,515	$—	$—	$5,081,515
Consumer Discretionary	17,126,707	—	—	17,126,707
Consumer Staples	19,426,675	4,970,059	—	24,396,734
Energy	21,490,474	—	—	21,490,474
Financials	59,207,883	1,007,289	—	60,215,172
Health Care	40,072,015	—	—	40,072,015
Industrials	39,218,142	5,251,324	—	44,469,466
Information Technology	19,910,578	—	—	19,910,578
Materials	9,189,199	1,513,001	—	10,702,200
Real Estate	23,193,975	—	—	23,193,975
Utilities	22,970,969	—	—	22,970,969
Total Common Stock	276,888,132	12,741,673	—	289,629,805
Preferred Stock	1,478,098	—	—	1,478,098
Short-Term Investments	5,054,711	4,238,613	—	9,293,324
Total Investments, at fair value	$283,420,941	$16,980,286	$—	$300,401,227
Other Financial Instruments+
Forward Foreign Currency Contracts	—	196,472	$—	196,472
Total Assets	$283,420,941	$17,176,758	$—	$300,597,699
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,635)	$—	$(1,635)
Total Liabilities	$—	$(1,635)	$—	$(1,635)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	2,800,989	EUR	2,656,348	Bank of America N.A.	03/28/25	$38,859
USD	1,759,297	GBP	1,389,853	Bank of America N.A.	03/28/25	20,459
USD	89,883	GBP	70,733	Bank of America N.A.	03/28/25	1,390
GBP	78,488	USD	99,667	Bank of America N.A.	03/28/25	(1,471)
USD	447,076	SEK	4,852,128	Citibank N.A.	03/28/25	6,471
SEK	138,711	USD	12,760	Citibank N.A.	03/28/25	(164)
USD	2,798,861	EUR	2,656,348	Goldman Sachs & Co.	03/28/25	36,732
USD	1,758,880	GBP	1,389,853	Goldman Sachs & Co.	03/28/25	20,042
USD	2,797,651	EUR	2,656,348	JPMorgan Chase Bank N.A.	03/28/25	35,522
USD	2,799,127	EUR	2,656,348	UBS AG	03/28/25	36,997
						$194,837

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of December 31, 2024 (continued)

Currency Abbreviations:

EUR — EU Euro

GBP — British Pound

SEK — Swedish Krona

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$196,472
Total Asset Derivatives		$196,472

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,635
Total Liability Derivatives		$1,635

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$954,006

Total	$954,006

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$356,925
Total	$356,925

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2024:

				JPMorgan
	Bank of		Goldman	Chase Bank
	America N.A.	Citibank N.A.	Sachs & Co.	N.A.	UBS AG	Total
Assets:
Forward foreign currency contracts	$60,708	$6,471	$56,774	$35,522	$36,997	$196,472
Total Assets	$60,708	$6,471	$56,774	$35,522	$36,997	$196,472
Liabilities:
Forward foreign currency contracts	$1,471	$164	$—	$—	$—	$1,635
Total Liabilities	$1,471	$164	$—	$—	$—	$1,635
Net OTC derivative instruments by counterparty, at fair value	$59,237	$6,307	$56,774	$35,522	$36,997	$194,837
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$–
Net Exposure(1)	$59,237	$6,307	$56,774	$35,522	$36,997	$194,837

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $295,393,497.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,108,303
Gross Unrealized Depreciation	(21,880,766)
Net Unrealized Appreciation	$5,227,537

See Accompanying Notes to Financial Statements

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 100.0%
	Communication Services: 1.7%
257,000	Iridium Communications, Inc.	$7,458,140	1.7

	Consumer Discretionary: 16.9%
49,000 (1)	Bright Horizons Family Solutions, Inc.	5,431,650	1.3
198,750	Choice Hotels International, Inc.	28,218,525	6.5
1,226,106 (1)	Figs, Inc. - Class A	7,589,596	1.7
150,000	Krispy Kreme, Inc.	1,489,500	0.3
132,026	Red Rock Resorts, Inc. - Class A	6,104,882	1.4
133,800	Vail Resorts, Inc.	25,080,810	5.7
		73,914,963	16.9

	Financials: 42.3%
350,000	Arch Capital Group Ltd.	32,322,500	7.4
100,000	Carlyle Group, Inc.	5,049,000	1.2
97,000	Cohen & Steers, Inc.	8,956,980	2.0
38,886	FactSet Research Systems, Inc.	18,676,168	4.3
30,325	Houlihan Lokey, Inc.	5,266,240	1.2
60,100	Kinsale Capital Group, Inc.	27,954,313	6.4
22,065	Moelis & Co. - Class A	1,630,162	0.4
46,000	Morningstar, Inc.	15,490,960	3.5
77,588	MSCI, Inc.	46,553,576	10.6
84,900	Primerica, Inc.	23,043,558	5.3
		184,943,457	42.3

	Health Care: 9.9%
170,000	Bio-Techne Corp.	12,245,100	2.8
30,000 (1)	IDEXX Laboratories, Inc.	12,403,200	2.8
23,000 (1)	Integer Holdings Corp.	3,047,960	0.7
4,700 (1)	Mettler-Toledo International, Inc.	5,751,296	1.3
180,000 (1)	Neogen Corp.	2,185,200	0.5
24,000	West Pharmaceutical Services, Inc.	7,861,440	1.8
		43,494,196	9.9

	Industrials: 6.6%
335,000 (1)	CoStar Group, Inc.	23,982,650	5.5
3,500	EnPro Industries, Inc.	603,575	0.1
4,129,898 (2)(3)	Northvolt AB - Restricted	—	0.0
60,000 (1)	Trex Co., Inc.	4,141,800	1.0
		28,728,025	6.6

	Information Technology: 18.2%
48,000 (1)	ANSYS, Inc.	16,191,840	3.7
23,500 (1)	Clearwater Analytics Holdings, Inc. - Class A	646,720	0.2
83,650 (1)	Gartner, Inc.	40,525,916	9.3
92,000 (1)	Guidewire Software, Inc.	15,509,360	3.5
16,000 (1)	Intapp, Inc.	1,025,440	0.2
83,000 (1)	nCino, Inc.	2,787,140	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
28,536 (1)	ServiceTitan, Inc. - Class A	$2,935,498	0.7
		79,621,914	18.2

	Real Estate: 4.4%
55,000	Alexandria Real Estate Equities, Inc.	5,365,250	1.2
241,452	Douglas Emmett, Inc.	4,481,349	1.0
195,281	Gaming and Leisure Properties, Inc.	9,404,733	2.2
		19,251,332	4.4

	Total Common Stock (Cost $84,196,438)	437,412,027	100.0

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.0%
	Mutual Funds: 0.0%
182,706 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $182,706)	$182,706	0.0

	Total Short-Term Investments (Cost $182,706)	182,706	0.0
	Total Investments in Securities (Cost $84,379,144)	$437,594,733	100.0
	Assets in Excess of Other Liabilities	30,867	0.0
	Net Assets	$437,625,600	100.0

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,458,140	$—	$—	$7,458,140
Consumer Discretionary	73,914,963	—	—	73,914,963
Financials	184,943,457	—	—	184,943,457
Health Care	43,494,196	—	—	43,494,196
Industrials	28,728,025	—	—	28,728,025
Information Technology	79,621,914	—	—	79,621,914
Real Estate	19,251,332	—	—	19,251,332
Total Common Stock	437,412,027	—	—	437,412,027
Short-Term Investments	182,706	—	—	182,706
Total Investments, at fair value	$437,594,733	$—	$—	$437,594,733

^           See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2024, VY® Baron Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Northvolt AB - Restricted	9/21/2020	$651,737	$—
		$651,737	$—

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $85,951,369.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$354,571,410
Gross Unrealized Depreciation	(2,928,046)
Net Unrealized Appreciation	$351,643,364

See Accompanying Notes to Financial Statements

VY® COLUMBIA	PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO	AS OF DECEMBER 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.2%
	Communication Services: 12.4%
9,453	Alphabet, Inc. - Class A	$1,789,453	2.3
8,780	Alphabet, Inc. - Class C	1,672,063	2.2
3,762	Meta Platforms, Inc. - Class A	2,202,688	2.9
20,933 (1)	Pinterest, Inc. - Class A	607,057	0.8
7,712 (1)	Take-Two Interactive Software, Inc.	1,419,625	1.9
4,594	T-Mobile US, Inc.	1,014,034	1.3
7,071	Walt Disney Co.	787,356	1.0
		9,492,276	12.4
	Consumer Discretionary: 11.4%
18,601 (1)	Amazon.com, Inc.	4,080,873	5.3
25,640	eBay, Inc.	1,588,398	2.1
855 (1)	Lululemon Athletica, Inc.	326,961	0.4
11,173	Tapestry, Inc.	729,932	1.0
4,667	Target Corp.	630,885	0.8
3,378 (1)	Tesla, Inc.	1,364,172	1.8
		8,721,221	11.4
	Consumer Staples: 4.3%
51,297 (1)	Coty, Inc. - Class A	357,027	0.5
11,038	Mondelez International, Inc. - Class A	659,300	0.8
5,492	Procter & Gamble Co.	920,734	1.2
9,883	Sysco Corp.	755,654	1.0
6,822	Walmart, Inc.	616,368	0.8
		3,309,083	4.3
	Energy: 3.1%
17,212	Canadian Natural Resources Ltd.	531,334	0.7
8,063	Chevron Corp.	1,167,845	1.5
5,527	EOG Resources, Inc.	677,500	0.9
		2,376,679	3.1
	Financials: 11.1%
2,835	American Express Co.	841,400	1.1
1,765	Aon PLC - Class A	633,917	0.8
21,255	Bank of America Corp.	934,157	1.2
1,326	Blackrock, Inc.	1,359,296	1.8
10,836 (1)	Block, Inc.	920,952	1.2
11,961	Charles Schwab Corp.	885,233	1.1
6,480	JPMorgan Chase & Co.	1,553,321	2.0
1,023	S&P Global, Inc.	509,485	0.7
12,961	Wells Fargo & Co.	910,381	1.2
		8,548,142	11.1
	Health Care: 10.6%
6,615	Abbott Laboratories	748,223	1.0
5,764	AbbVie, Inc.	1,024,263	1.3
7,531 (1)	BioMarin Pharmaceutical, Inc.	495,012	0.6
9,182 (1)	Boston Scientific Corp.	820,136	1.1
2,812	Elevance Health, Inc.	1,037,347	1.4
1,832	Eli Lilly & Co.	1,414,304	1.8
2,557 (1)	Illumina, Inc.	341,692	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,115 (1)	IQVIA Holdings, Inc.	$415,619	0.5
9,309	Pfizer, Inc.	246,968	0.3
1,796	Thermo Fisher Scientific, Inc.	934,333	1.2
1,682 (1)	Vertex Pharmaceuticals, Inc.	677,341	0.9
		8,155,238	10.6
	Industrials: 7.4%
5,946 (1)	Boeing Co.	1,052,442	1.4
2,624 (1)	CoStar Group, Inc.	187,852	0.2
473	GE Vernova, Inc.	155,584	0.2
1,731	General Electric Co.	288,713	0.4
5,948	Honeywell International, Inc.	1,343,594	1.8
347	Parker-Hannifin Corp.	220,702	0.3
3,441	Raytheon Technologies Corp.	398,193	0.5
12,855 (1)	Uber Technologies, Inc.	775,414	1.0
3,449	Union Pacific Corp.	786,510	1.0
4,504 (1)	United Airlines Holdings, Inc.	437,338	0.6
		5,646,342	7.4
	Information Technology: 35.7%
1,550	Accenture PLC - Class A	545,275	0.7
2,159 (1)	Adobe, Inc.	960,064	1.2
2,342 (1)	Advanced Micro Devices, Inc.	282,890	0.4
20,423	Apple, Inc.	5,114,328	6.7
2,976 (1)	Autodesk, Inc.	879,616	1.1
1,557	CDW Corp.	270,980	0.3
5,275	Entegris, Inc.	522,541	0.7
1,421	Intuit, Inc.	893,098	1.2
11,529	Lam Research Corp.	832,740	1.1
4,402	Marvell Technology, Inc.	486,201	0.6
2,184	Mastercard, Inc. - Class A	1,150,029	1.5
13,955	Microsoft Corp.	5,882,032	7.7
39,894	NVIDIA Corp.	5,357,365	7.0
4,766 (1)	Okta, Inc.	375,561	0.5
10,611 (1)	ON Semiconductor Corp.	669,024	0.9
2,938 (1)	Palo Alto Networks, Inc.	534,598	0.7
2,688	Qualcomm, Inc.	412,931	0.5
5,979	TE Connectivity PLC	854,818	1.1
4,327	Visa, Inc. - Class A	1,367,505	1.8
		27,391,596	35.7
	Materials: 0.6%
1,720	Avery Dennison Corp.	321,863	0.4
505	Sherwin-Williams Co.	171,665	0.2
		493,528	0.6

See Accompanying Notes to Financial Statements

VY® COLUMBIA	PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: 0.8%
3,488	American Tower Corp.	$639,734	0.8

	Utilities: 1.8%
5,405	DTE Energy Co.	652,654	0.8
8,898	Public Service Enterprise Group, Inc.	751,792	1.0
		1,404,446	1.8
	Total Common Stock (Cost $55,391,709)	76,178,285	99.2
OTHER: 0.0%
	Materials: 0.0%
649,000 (2)(3)(4)	SINO Forest Corp.	—	0.0

	Total Other (Cost $—)	—	0.0
	Total Long-Term Investments (Cost $55,391,709)	76,178,285	99.2

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
786,713 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $786,713)	$786,713	1.0

	Total Short-Term Investments (Cost $786,713)	786,713	1.0
	Total Investments in Securities (Cost $56,178,422)	$76,964,998	100.2
	Liabilities in Excess of Other Assets	(174,354)	(0.2)
	Net Assets	$76,790,644	100.0

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.

(5)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

VY® COLUMBIA	PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$76,178,285	$—	$—	$76,178,285
Short-Term Investments	786,713	—	—	786,713
Total Investments, at fair value	$76,964,998	$—	$—	$76,964,998

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2024, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp.	3/1/2013	$—	$—
		$—	$—

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $57,057,200.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$21,864,085
Gross Unrealized Depreciation	(1,956,287)
Net Unrealized Appreciation	$19,907,798

See Accompanying Notes to Financial Statements

VY® COLUMBIA	PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO	AS OF DECEMBER 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.8%
	Communication Services: 2.8%
101,270 (1)	Integral Ad Science Holding Corp.	$1,057,259	0.8
56,370 (1)	Magnite, Inc.	897,410	0.7
52,450	Telephone and Data Systems, Inc.	1,789,070	1.3
		3,743,739	2.8
	Consumer Discretionary: 12.1%
64,750	American Eagle Outfitters, Inc.	1,079,382	0.8
4,260 (1)	Cavco Industries, Inc.	1,900,940	1.4
5,530	Group 1 Automotive, Inc.	2,330,784	1.7
84,307	International Game Technology PLC	1,488,862	1.1
53,065 (1)	KinderCare Learning Cos., Inc.	944,557	0.7
17,310	Kontoor Brands, Inc.	1,478,447	1.1
93,650 (1)	Laureate Education, Inc.	1,712,859	1.3
33,060	Perdoceo Education Corp.	875,098	0.7
22,962	Signet Jewelers Ltd.	1,853,263	1.4
22,930 (1)	Taylor Morrison Home Corp.	1,403,545	1.0
27,900 (1)	Victoria's Secret & Co.	1,155,618	0.9
		16,223,355	12.1
	Consumer Staples: 3.7%
17,250	Cal-Maine Foods, Inc.	1,775,370	1.3
52,340	Dole PLC	708,684	0.6
36,000	Edgewell Personal Care Co.	1,209,600	0.9
13,150	PriceSmart, Inc.	1,212,035	0.9
		4,905,689	3.7
	Energy: 6.1%
49,750 (1)	CNX Resources Corp.	1,824,332	1.4
10,290 (1)	Gulfport Energy Corp.	1,895,418	1.4
71,730	Murphy Oil Corp.	2,170,550	1.6
36,580	SM Energy Co.	1,417,841	1.0
33,270	World Fuel Services Corp.	915,258	0.7
		8,223,399	6.1
	Financials: 21.2%
19,570	Assured Guaranty Ltd.	1,761,496	1.3
695	Banco Latinoamericano de Comercio Exterior SA - Class E	24,721	0.0
33,319	Bank of NT Butterfield & Son Ltd.	1,217,810	0.9
44,860	BankUnited, Inc.	1,712,306	1.3
8,380	BOK Financial Corp.	892,051	0.7
51,000	Columbia Banking System, Inc.	1,377,510	1.0
35,980	Essent Group Ltd.	1,958,751	1.5
13,520	FirstCash Holdings, Inc.	1,400,672	1.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
85,480	Fulton Financial Corp.	$1,648,054	1.2
38,710	Hancock Whitney Corp.	2,118,211	1.6
41,730	Lazard, Inc.	2,148,260	1.6
167,310 (1)	Payoneer Global, Inc.	1,679,792	1.3
14,050	PennyMac Financial Services, Inc.	1,435,067	1.1
12,050	Popular, Inc.	1,133,423	0.8
70,660	Radian Group, Inc.	2,241,335	1.7
20,750 (1)	StoneX Group, Inc.	2,032,878	1.5
41,620	Washington Federal, Inc.	1,341,829	1.0
11,520	Westamerica BanCorp	604,339	0.4
32,430	Zions Bancorp NA	1,759,328	1.3
		28,487,833	21.2
	Health Care: 8.2%
7,940 (1)	Addus HomeCare Corp.	995,279	0.8
159,380 (1)	Amneal Pharmaceuticals, Inc.	1,262,290	0.9
35,220 (1)	Apellis Pharmaceuticals, Inc.	1,123,870	0.8
60,650 (1)	BioCryst Pharmaceuticals, Inc.	456,088	0.3
36,640 (1)	Bridgebio Pharma, Inc.	1,005,402	0.8
21,000 (1)	Cytokinetics, Inc.	987,840	0.7
80,520 (1)	Envista Holdings Corp.	1,553,231	1.2
123,881 (1)	GoodRx Holdings, Inc. - Class A	576,047	0.4
9,110 (1)	Intra-Cellular Therapies, Inc.	760,867	0.6
37,430 (1)	LivaNova PLC	1,733,383	1.3
14,440 (1)	SpringWorks Therapeutics, Inc.	521,717	0.4
		10,976,014	8.2
	Industrials: 19.4%
21,159 (1)	Alaska Air Group, Inc.	1,370,045	1.0
11,870	ArcBest Corp.	1,107,708	0.8
15,490 (1)	ASGN, Inc.	1,290,937	1.0
14,630	AZZ, Inc.	1,198,490	0.9
13,960 (1)	Beacon Roofing Supply, Inc.	1,418,057	1.1
13,210	Brink's Co.	1,225,492	0.9
27,405	Crane Holdings Co.	1,595,519	1.2
15,472 (1)	Fluor Corp.	763,079	0.6
18,730	Greenbrier Cos., Inc.	1,142,343	0.9
8,020	Herc Holdings, Inc.	1,518,427	1.1
91,394 (1)	Hillman Solutions Corp.	890,178	0.7
30,490	HNI Corp.	1,535,781	1.1
13,590 (1)	Kirby Corp.	1,437,822	1.1
20,550	Korn Ferry	1,386,097	1.0
13,100	Matson, Inc.	1,766,404	1.3
5,632	Moog, Inc. - Class A	1,108,603	0.8
48,810 (1)	MRC Global, Inc.	623,792	0.5
11,715	Mueller Industries, Inc.	929,702	0.7
7,427	Ryder System, Inc.	1,164,999	0.9
5,720 (1)	SPX Technologies, Inc.	832,374	0.6

See Accompanying Notes to Financial Statements

VY® COLUMBIA	PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
14,900	UFP Industries, Inc.	$1,678,485	1.2
		25,984,334	19.4
	Information Technology: 6.4%
13,800 (1)	Blackbaud, Inc.	1,020,096	0.8
34,888	Clear Secure, Inc. - Class A	929,416	0.7
56,900 (1)	Knowles Corp.	1,134,017	0.8
40,120 (1)	Kyndryl Holdings, Inc.	1,388,152	1.0
101,319 (1)	N-able, Inc.	946,319	0.7
20,680	Progress Software Corp.	1,347,302	1.0
12,650 (1)	ScanSource, Inc.	600,243	0.5
32,730	Vontier Corp.	1,193,663	0.9
		8,559,208	6.4
	Materials: 4.6%
39,640	Avient Corp.	1,619,690	1.2
13,350	Cabot Corp.	1,218,989	0.9
30,750	Commercial Metals Co.	1,525,200	1.1
23,690	Minerals Technologies, Inc.	1,805,415	1.4
		6,169,294	4.6
	Real Estate: 8.9%
39,850	American Assets Trust, Inc.	1,046,461	0.8
43,280	Cousins Properties, Inc.	1,326,099	1.0
160,930 (1)	Cushman & Wakefield PLC	2,104,964	1.6
69,960	Kite Realty Group Trust	1,765,791	1.3
95,750	Macerich Co.	1,907,340	1.4
72,620	Piedmont Office Realty Trust, Inc. - Class A	664,473	0.5
95,320	RLJ Lodging Trust	973,217	0.7
64,780	Tanger Factory Outlet Centers, Inc.	2,210,942	1.6
		11,999,287	8.9
	Utilities: 5.4%
31,600	New Jersey Resources Corp.	1,474,140	1.1
44,200	PNM Resources, Inc.	2,173,314	1.6
35,050	Portland General Electric Co.	1,528,881	1.1
30,590	Spire, Inc.	2,074,920	1.6
		7,251,255	5.4
	Total Common Stock (Cost $115,341,760)	132,523,407	98.8

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 0.5%
3,760	iShares Russell 2000 Value ETF	$617,279	0.5

	Total Exchange-Traded Funds (Cost $622,063)	617,279	0.5

	Total Long-Term Investments (Cost $115,963,823)	133,140,686	99.3

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
1,312,228 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $1,312,228)	$1,312,228	1.0
	Total Short-Term Investments (Cost $1,312,228)	1,312,228	1.0
	Total Investments in Securities (Cost $117,276,051)	$134,452,914	100.3
	Liabilities in Excess of Other Assets	(344,362)	(0.3)
	Net Assets	$134,108,552	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

VY® COLUMBIA	PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$132,523,407	$—	$—	$132,523,407
Exchange-Traded Funds	617,279	—	—	617,279
Short-Term Investments	1,312,228	—	—	1,312,228
Total Investments, at fair value	$134,452,914	$—	$—	$134,452,914

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $117,438,174.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$20,882,068
Gross Unrealized Depreciation	(3,867,327)
Net Unrealized Appreciation	$17,014,741

See Accompanying Notes to Financial Statements

VY® INVESCO COMSTOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.9%
	Communication Services: 9.0%
28,554	Alphabet, Inc. - Class A	$5,405,272	2.3
6,548 (1)	Charter Communications, Inc. - Class A	2,244,458	1.0
56,109	Comcast Corp. - Class A	2,105,771	0.9
8,355	Meta Platforms, Inc. - Class A	4,891,936	2.1
9,281	T-Mobile US, Inc.	2,048,595	0.9
11,577	Universal Music Group NV	296,130	0.1
22,681	Walt Disney Co.	2,525,529	1.1
129,780 (1)	Warner Bros Discovery, Inc.	1,371,775	0.6
		20,889,466	9.0
	Consumer Discretionary: 4.0%
2,679	Domino's Pizza, Inc.	1,124,537	0.5
38,141	eBay, Inc.	2,362,835	1.0
55,192	Las Vegas Sands Corp.	2,834,661	1.2
33,517	Starbucks Corp.	3,058,426	1.3
		9,380,459	4.0
	Consumer Staples: 10.0%
35,819	Anheuser-Busch InBev SA	1,793,242	0.8
42,857	Coca-Cola Co.	2,668,277	1.1
100,634	Keurig Dr Pepper, Inc.	3,232,364	1.4
27,244	Kimberly-Clark Corp.	3,570,054	1.5
36,676	Philip Morris International, Inc.	4,413,957	1.9
56,234	Reckitt Benckiser Group PLC	3,403,870	1.5
55,433	Sysco Corp.	4,238,407	1.8
		23,320,171	10.0
	Energy: 9.2%
12,500	Cheniere Energy, Inc.	2,685,875	1.1
29,693	Chevron Corp.	4,300,734	1.8
31,839	ConocoPhillips	3,157,474	1.4
34,062	EQT Corp.	1,570,599	0.7
26,101	Exxon Mobil Corp.	2,807,684	1.2
11,975	Hess Corp.	1,592,795	0.7
112,365	Suncor Energy, Inc.	4,009,183	1.7
74,047	Tenaris SA	1,397,893	0.6
		21,522,237	9.2
	Financials: 21.2%
12,780	Allstate Corp.	2,463,856	1.1
49,270	American International Group, Inc.	3,586,856	1.5
166,356	Bank of America Corp.	7,311,346	3.1
56,022	Citigroup, Inc.	3,943,389	1.7
89,589	Citizens Financial Group, Inc.	3,920,415	1.7
82,144	Fifth Third Bancorp	3,473,048	1.5
4,493	Goldman Sachs Group, Inc.	2,572,782	1.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
234,806	Huntington Bancshares, Inc.	$3,820,294	1.6
15,578	M&T Bank Corp.	2,928,820	1.3
29,770	MetLife, Inc.	2,437,568	1.0
7,552	Morgan Stanley	949,437	0.4
44,676	State Street Corp.	4,384,949	1.9
108,093	Wells Fargo & Co.	7,592,452	3.3
		49,385,212	21.2
	Health Care: 15.8%
24,560	AstraZeneca PLC	3,202,109	1.4
33,249	Baxter International, Inc.	969,541	0.4
12,543	Becton Dickinson and Co.	2,845,631	1.2
31,790	Bristol-Myers Squibb Co.	1,798,042	0.8
77,991	CVS Health Corp.	3,501,016	1.5
10,239	Elevance Health, Inc.	3,777,167	1.6
22,358	GE HealthCare Technologies, Inc.	1,747,949	0.8
31,347 (1)	Henry Schein, Inc.	2,169,212	0.9
7,987	Humana, Inc.	2,026,382	0.9
9,269 (1)	IQVIA Holdings, Inc.	1,821,451	0.8
24,803	Johnson & Johnson	3,587,010	1.5
27,189	Medtronic PLC	2,171,857	0.9
32,681	Merck & Co., Inc.	3,251,106	1.4
79,797	Sanofi, ADR	3,848,609	1.7
		36,717,082	15.8
	Industrials: 11.7%
8,344	Caterpillar, Inc.	3,026,869	1.3
9,863	Eaton Corp. PLC	3,273,234	1.4
32,815	Emerson Electric Co.	4,066,763	1.8
15,410	FedEx Corp.	4,335,295	1.9
16,977	General Electric Co.	2,831,594	1.2
56,771	Johnson Controls International PLC	4,480,935	1.9
28,403	Textron, Inc.	2,172,546	0.9
16,158	Westinghouse Air Brake Technologies Corp.	3,063,395	1.3
		27,250,631	11.7
	Information Technology: 10.7%
89,167	Cisco Systems, Inc.	5,278,686	2.3
37,411	Cognizant Technology Solutions Corp. - Class A	2,876,906	1.2
97,694 (1)	DXC Technology Co.	1,951,926	0.8
8,322 (1)	F5, Inc.	2,092,733	0.9
80,147	Intel Corp.	1,606,947	0.7
14,747	Microsoft Corp.	6,215,861	2.7
14,101	NXP Semiconductors NV	2,930,893	1.3
12,795	Qualcomm, Inc.	1,965,568	0.8
		24,919,520	10.7

See Accompanying Notes to Financial Statements

VY® INVESCO COMSTOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2024 (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: 3.2%
29,829	CF Industries Holdings, Inc.	$2,545,010	1.1
47,516	Corteva, Inc.	2,706,511	1.2
40,531	International Paper Co.	2,181,379	0.9
		7,432,900	3.2
	Real Estate: 0.4%
4,257	SBA Communications Corp.	867,577	0.4

	Utilities: 2.7%
60,222	Dominion Energy, Inc.	3,243,557	1.4
35,303	Sempra Energy	3,096,779	1.3
		6,340,336	2.7
	Total Common Stock (Cost $186,065,117)	228,025,591	97.9

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 2.0%
	Mutual Funds: 2.0%
4,575,116 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $4,575,116)	$4,575,116	2.0

	Total Short-Term Investments (Cost $4,575,116)	4,575,116	2.0
	Total Investments in Securities (Cost $190,640,233)	$232,600,707	99.9
	Assets in Excess of Other Liabilities	169,180	0.1
	Net Assets	$232,769,887	100.0

ADR               American Depositary Receipt

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

VY® INVESCO COMSTOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2024 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$20,593,336	$296,130	$—	$20,889,466
Consumer Discretionary	9,380,459	—	—	9,380,459
Consumer Staples	18,123,059	5,197,112	—	23,320,171
Energy	20,124,344	1,397,893	—	21,522,237
Financials	49,385,212	—	—	49,385,212
Health Care	33,514,973	3,202,109	—	36,717,082
Industrials	27,250,631	—	—	27,250,631
Information Technology	24,919,520	—	—	24,919,520
Materials	7,432,900	—	—	7,432,900
Real Estate	867,577	—	—	867,577
Utilities	6,340,336	—	—	6,340,336
Total Common Stock	217,932,347	10,093,244	—	228,025,591
Short-Term Investments	4,575,116	—	—	4,575,116
Total Investments, at fair value	$222,507,463	$10,093,244	$—	$232,600,707
Other Financial Instruments+
Forward Foreign Currency Contracts	—	162,356	—	162,356
Total Assets	$222,507,463	$10,255,600	$—	$232,763,063
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,749)	$—	$(2,749)
Total Liabilities	$—	$(2,749)	$—	$(2,749)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	54,121	CAD	76,493	Barclays Bank PLC	01/10/25	$891
USD	90,964	EUR	87,482	Barclays Bank PLC	01/10/25	316
USD	90,768	GBP	72,456	Barclays Bank PLC	01/10/25	67
GBP	53,178	USD	66,720	Barclays Bank PLC	01/10/25	(151)
EUR	86,073	USD	90,356	Barclays Bank PLC	01/10/25	(1,169)
USD	3,499,087	EUR	3,311,158	CIBC World Markets Corp.	01/10/25	68,101
USD	3,261,247	GBP	2,561,761	CIBC World Markets Corp.	01/10/25	54,419
USD	115,342	EUR	111,154	CIBC World Markets Corp.	01/10/25	165
USD	2,147,544	CAD	3,033,334	Deutsche Bank AG	01/10/25	36,680
USD	110,702	EUR	105,186	Goldman Sachs International	01/10/25	1,710
CAD	66,447	USD	46,957	Goldman Sachs International	01/10/25	(717)
CAD	61,529	USD	43,026	JPMorgan Chase Bank N.A.	01/10/25	(209)
CAD	68,349	USD	48,067	JPMorgan Chase Bank N.A.	01/10/25	(503)
CAD	100,207	USD	69,726	Royal Bank of Canada	01/10/25	7
						$159,607

See Accompanying Notes to Financial Statements

VY® INVESCO COMSTOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2024 (CONTINUED)

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$162,356
Total Asset Derivatives		$162,356
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,749
Total Liability Derivatives		$2,749

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$351,882
Total	$351,882

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$215,242
Total	$215,242

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2024:

				Goldman	JPMorgan
	Barclays Bank	CIBC World	Deutsche	Sachs	Chase Bank	Royal Bank of
	PLC	Markets Corp.	Bank AG	International	N.A.	Canada	Total
Assets:
Forward foreign currency contracts	$1,274	$122,686	$36,679	$1,710	$—	$7	$162,356
Total Assets	$1,274	$122,686	$36,679	$1,710	$—	$7	$162,356
Liabilities:
Forward foreign currency contracts	$1,320	$—	$—	$717	$712	$—	$2,749
Total Liabilities	$1,320	$—	$—	$717	$712	$—	$2,749
Net OTC derivative instruments by counterparty, at fair value	$(46)	$122,686	$36,679	$993	$(712)	$7	$159,607
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$–
Net Exposure(1)	$(46)	$122,686	$36,679	$993	$(712)	$7	$159,607

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $194,386,522.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$51,126,936
Gross Unrealized Depreciation	(12,753,249)
Net Unrealized Appreciation	$38,373,687

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 61.1%
	Communication Services: 4.2%
30,831	Alphabet, Inc. - Class A	$5,836,309	1.3
6,488	Meta Platforms, Inc. - Class A	3,798,789	0.8
19,210	T-Mobile US, Inc.	4,240,223	0.9
48,692	Walt Disney Co.	5,421,854	1.2
		19,297,175	4.2
	Consumer Discretionary: 3.6%
33,885 (1)	Amazon.com, Inc.	7,434,030	1.6
80,091	General Motors Co.	4,266,448	0.9
18,406	Genuine Parts Co.	2,149,085	0.5
30,114	Starbucks Corp.	2,747,902	0.6
		16,597,465	3.6
	Consumer Staples: 2.9%
38,171	Philip Morris International, Inc.	4,593,880	1.0
63,278	Sysco Corp.	4,838,236	1.0
60,041 (1)	US Foods Holding Corp.	4,050,366	0.9
		13,482,482	2.9
	Energy: 5.0%
31,587	Chevron Corp.	4,575,061	1.0
49,814	ConocoPhillips	4,940,055	1.1
46,567	EQT Corp.	2,147,204	0.5
53,554	Exxon Mobil Corp.	5,760,804	1.2
109,752	Shell PLC	3,421,062	0.7
67,552	Suncor Energy, Inc.	2,411,279	0.5
		23,255,465	5.0
	Financials: 14.3%
15,226	Allstate Corp.	2,935,421	0.7
6,505	American Express Co.	1,930,619	0.4
43,445	American International Group, Inc.	3,162,796	0.7
230,176	Bank of America Corp.	10,116,235	2.2
55,428	Charles Schwab Corp.	4,102,226	0.9
108,977	Citizens Financial Group, Inc.	4,768,834	1.0
40,635	Fidelity National Information Services, Inc.	3,282,089	0.7
25,260 (1)	Fiserv, Inc.	5,188,909	1.1
7,954	Goldman Sachs Group, Inc.	4,554,619	1.0
27,934	KKR & Co., Inc.	4,131,718	0.9
24,493	PNC Financial Services Group, Inc.	4,723,475	1.0
166,349	Wells Fargo & Co.	11,684,354	2.5
17,835	Willis Towers Watson PLC	5,586,635	1.2
		66,167,930	14.3
	Health Care: 8.0%
72,861	Bristol-Myers Squibb 4,121,018 Co.		0.9
41,473 (1)	Centene Corp.	2,512,434	0.6
61,842	CVS Health Corp.	2,776,087	0.6
5,503	Elevance Health, Inc.	2,030,057	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
23,266	GE HealthCare Technologies, Inc.	$1,818,936	0.4
14,060	Humana, Inc.	3,567,163	0.8
36,558	Johnson & Johnson	5,287,018	1.1
57,287	Medtronic PLC	4,576,085	1.0
75,306	Pfizer, Inc.	1,997,868	0.4
46,345	Sanofi	4,505,238	1.0
7,529	UnitedHealth Group, Inc.	3,808,620	0.8
		37,000,524	8.0
	Industrials: 9.4%
119,294	CSX Corp.	3,849,617	0.8
36,113	Emerson Electric Co.	4,475,484	1.0
14,508	FedEx Corp.	4,081,536	0.9
19,562	Ferguson Enterprises, Inc.	3,395,376	0.7
14,835	JB Hunt Transport Services, Inc.	2,531,741	0.6
80,976	Johnson Controls International PLC	6,391,436	1.4
16,157	Norfolk Southern Corp.	3,792,048	0.8
9,690	Parker-Hannifin Corp.	6,163,131	1.3
41,167	Raytheon Technologies Corp.	4,763,845	1.0
24,550	Stanley Black & Decker, Inc.	1,971,119	0.4
28,848	Textron, Inc.	2,206,584	0.5
		43,621,917	9.4
	Information Technology: 9.1%
59,338	Cisco Systems, Inc.	3,512,810	0.8
40,191	Cognizant Technology Solutions Corp. - Class A	3,090,688	0.7
35,096 (1)	Coherent Corp.	3,324,644	0.7
28,524	Lam Research Corp.	2,060,288	0.4
45,993	Marvell Technology, Inc.	5,079,927	1.1
53,523	Microchip Technology, Inc.	3,069,544	0.7
30,647	Micron Technology, Inc.	2,579,252	0.5
11,061	Microsoft Corp.	4,662,211	1.0
12,769	NXP Semiconductors NV	2,654,037	0.6
31,356	Oracle Corp.	5,225,164	1.1
11,115	Salesforce, Inc.	3,716,078	0.8
8,883 (1)	Zebra Technologies Corp. - Class A	3,430,792	0.7
		42,405,435	9.1
	Materials: 1.5%
42,152	Corteva, Inc.	2,400,978	0.5
35,440	DuPont de Nemours, Inc.	2,702,300	0.6
17,328	PPG Industries, Inc.	2,069,829	0.4
		7,173,107	1.5

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: 1.2%
42,666 (1)	CBRE Group, Inc. - Class A	$5,601,619	1.2

	Utilities: 1.9%
30,964	American Electric Power Co., Inc.	2,855,810	0.6
59,008	FirstEnergy Corp.	2,347,338	0.5
115,814	PPL Corp.	3,759,322	0.8
		8,962,470	1.9
	Total Common Stock
	(Cost $230,274,138)	283,565,589	61.1
CONVERTIBLE BONDS/NOTES: 8.8%
	Communications: 2.7%
2,567,000 (2)	Airbnb, Inc., 5.210%, 03/15/2026	2,414,263	0.5
1,292,000	Cable One, Inc., 1.125%, 03/15/2028	1,069,130	0.2
2,498,000 (2)	Cable One, Inc., 5.910%, 03/15/2026	2,330,634	0.5
1,420,000 (3)	Liberty Broadband Corp., 3.125%, 03/31/2053	1,399,410	0.3
910,000	Liberty Media Corp.- Liberty Formula One, 2.250%, 08/15/2027	1,114,636	0.3
738,000 (3)	Match Group Financeco 2, Inc., 0.875%, 06/15/2026	695,565	0.2
730,000 (3)	Match Group Financeco 3, Inc., 2.000%, 01/15/2030	631,012	0.1
1,543,000	Shopify, Inc., 0.125%, 11/01/2025	1,574,632	0.3
1,335,000 (3)(4)	Snap, Inc., 0.500%, 05/01/2030	1,135,418	0.3
		12,364,700	2.7
	Consumer, Non-cyclical: 2.9%
1,544,000	Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/2027	1,645,075	0.4
2,072,000 (4)	Block, Inc., 0.125%, 03/01/2025	2,061,122	0.4
2,012,000 (3)	Global Payments, Inc., 1.500%, 03/01/2031	1,979,808	0.4
1,064,000 (3)	Haemonetics Corp., 2.500%, 06/01/2029	1,050,168	0.2
1,353,000	Halozyme Therapeutics, Inc., 0.250%, 03/01/2027	1,297,132	0.3
2,017,000 (4)	Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	1,946,909	0.4
1,730,000	Jazz Investments I Ltd., 2.000%, 06/15/2026	1,759,843	0.4

			Percentage
			of Net
Shares		Value	Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
809,000 (3)	Jazz Investments I Ltd., 3.125%, 09/15/2030	$874,529	0.2
611,000 (3)	Merit Medical Systems, Inc., 3.000%, 02/01/2029	772,356	0.2
		13,386,942	2.9
	Energy: 0.2%
933,000	Northern Oil and Gas, Inc., 3.625%, 04/15/2029	1,095,575	0.2

	Industrials: 0.3%
1,479,000	John Bean Technologies Corp., 0.250%, 05/15/2026	1,476,042	0.3

	Technology: 1.7%
935,000 (2)(3)	BILL Holdings, Inc., 0.180%, 04/01/2030	926,118	0.2
2,435,000 (2)	Dropbox, Inc., 0.520%, 03/01/2026	2,420,390	0.5
2,788,000 (3)(4)	Microchip Technology, Inc., 0.750%, 06/01/2030	2,574,021	0.6
1,831,000 (3)	MKS Instruments, Inc., 1.250%, 06/01/2030	1,781,563	0.4
		7,702,092	1.7
	Utilities: 1.0%
2,287,000	FirstEnergy Corp., 4.000%, 05/01/2026	2,306,440	0.5
2,334,000 (4)	PPL Capital Funding, Inc., 2.875%, 03/15/2028	2,443,114	0.5
		4,749,554	1.0
	Total Convertible Bonds/Notes (Cost $40,365,024)	40,774,905	8.8
CORPORATE BONDS/NOTES: 13.4%
	Basic Materials: 0.1%
95,000	International Paper Co., 6.000%, 11/15/2041	97,319	0.0
215,000 (3)	LYB Finance Co. BV, 8.100%, 03/15/2027	227,013	0.1
73,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	78,477	0.0
103,000	Sherwin-Williams Co., 4.500%, 06/01/2047	86,720	0.0
		489,529	0.1
	Communications: 1.3%
147,000	Amazon.com, Inc., 2.875%, 05/12/2041	107,984	0.0

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
455,000	America Movil SAB de CV, 4.375%, 07/16/2042	$382,441	0.1
163,000	AT&T, Inc., 3.550%, 09/15/2055	109,737	0.0
260,000	AT&T, Inc., 4.300%, 02/15/2030	251,895	0.1
63,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	62,947	0.0
149,000	Cisco Systems, Inc., 5.300%, 02/26/2054	144,942	0.0
83,000	Comcast Corp., 2.887%, 11/01/2051	49,959	0.0
138,000	Comcast Corp., 2.937%, 11/01/2056	80,443	0.0
546,000	Comcast Corp., 3.150%, 03/01/2026	537,911	0.1
444,000	Comcast Corp., 3.900%, 03/01/2038	373,567	0.1
514,000	Comcast Corp., 4.150%, 10/15/2028	501,511	0.1
92,000 (3)	Cox Communications, Inc., 2.950%, 10/01/2050	53,665	0.0
182,000	Discovery Communications LLC, 4.900%, 03/11/2026	181,554	0.1
273,000	Omnicom Group, Inc. / Omnicom Capital, Inc., 3.600%, 04/15/2026	269,332	0.1
444,000	Rogers Communications, Inc., 4.300%, 02/15/2048	347,564	0.1
202,000	Rogers Communications, Inc., 4.500%, 03/15/2043	168,566	0.0
44,813 (3)	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co. III LLC, 4.738%, 09/20/2029	44,791	0.0
419,000	Telefonica Emisiones SA, 5.213%, 03/08/2047	371,697	0.1
500,000	T-Mobile USA, Inc., 2.700%, 03/15/2032	423,496	0.1
348,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	232,320	0.1
138,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	140,003	0.0
182,000	TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	179,230	0.0

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
263,000	Verizon Communications, Inc., 3.400%, 03/22/2041	$199,047	0.1
631,000 (3)	Verizon Communications, Inc., 4.780%, 02/15/2035	600,940	0.1
		5,815,542	1.3
	Consumer, Cyclical: 1.2%
177,602	American Airlines Pass Through Trust 2014-1, A, 3.700%, 04/01/2028	172,818	0.0
89,000 (3)	AS Mileage Plan IP Ltd., 5.021%, 10/20/2029	86,783	0.0
102,000 (3)	AS Mileage Plan IP Ltd., 5.308%, 10/20/2031	99,652	0.0
275,000	General Motors Co., 6.600%, 04/01/2036	288,916	0.1
348,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	349,138	0.1
878,000	Home Depot, Inc., 5.125%, 04/30/2025	879,673	0.2
266,000	Honda Motor Co. Ltd., 2.967%, 03/10/2032	230,722	0.0
231,000	Lowe's Cos., Inc., 4.250%, 04/01/2052	180,411	0.0
361,000	Starbucks Corp., 3.550%, 08/15/2029	341,974	0.1
725,000	Toyota Motor Credit Corp., 4.550%, 08/07/2026	725,922	0.2
215,616	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	211,530	0.0
208,025	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	194,660	0.0
737,000	Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	564,058	0.1
800,000	Warnermedia Holdings, Inc., 3.788%, 03/15/2025	797,659	0.2
388,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	311,708	0.1
482,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	358,386	0.1
		5,794,010	1.2
	Consumer, Non-cyclical: 1.9%
98,000	AbbVie, Inc., 4.050%, 11/21/2039	83,791	0.0
554,000	AbbVie, Inc., 4.500%, 05/14/2035	519,131	0.1

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
90,000	AbbVie, Inc., 4.850%, 06/15/2044	$81,666	0.0
621,000	Altria Group, Inc., 5.800%, 02/14/2039	614,171	0.1
339,000	Amgen, Inc., 5.250%, 03/02/2025	339,210	0.1
719,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	682,617	0.2
98,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	89,241	0.0
243,000 (3)	Bayer US Finance II LLC, 4.375%, 12/15/2028	233,838	0.1
74,000 (3)	Bayer US Finance LLC, 6.875%, 11/21/2053	74,670	0.0
106,000	Becton Dickinson & Co., 4.875%, 05/15/2044	91,880	0.0
900,000	Boston Scientific Corp., 1.900%, 06/01/2025	889,671	0.2
319,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	275,571	0.1
255,000	Bristol-Myers Squibb Co., 6.250%, 11/15/2053	270,349	0.1
52,000	Cigna Group, 4.800%, 08/15/2038	47,188	0.0
117,340	CVS Pass-Through Trust, 6.036%, 12/10/2028	118,010	0.0
936,000	Gilead Sciences, Inc., 3.650%, 03/01/2026	925,279	0.2
39,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	42,309	0.0
50,000	Haleon US Capital LLC, 4.000%, 03/24/2052	38,604	0.0
601,000 (3)	Heineken NV, 3.500%, 01/29/2028	578,967	0.1
117,000	Ingredion, Inc., 6.625%, 04/15/2037	125,165	0.0
302,000	Kenvue, Inc., 5.050%, 03/22/2053	280,198	0.1
45,000	Mead Johnson Nutrition Co., 4.125%, 11/15/2025	44,833	0.0
201,000	Medtronic, Inc., 4.375%, 03/15/2035	188,769	0.0
250,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	199,818	0.1

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
305,000	Pfizer Investment Enterprises Pte Ltd., 4.450%, 05/19/2026	$304,717	0.1
98,000	Philip Morris International, Inc., 4.875%, 11/15/2043	87,792	0.0
412,000	Sysco Corp., 3.750%, 10/01/2025	409,484	0.1
76,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	60,144	0.0
39,000	Zoetis, Inc., 4.700%, 02/01/2043	34,702	0.0
863,000	Zoetis, Inc., 5.400%, 11/14/2025	867,847	0.2
		8,599,632	1.9
	Energy: 1.3%
452,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	280,120	0.1
298,000 (3)	Cameron LNG LLC, 3.701%, 01/15/2039	241,029	0.0
477,000	Chevron Corp., 2.954%, 05/16/2026	467,956	0.1
191,000 (4)	ConocoPhillips Co., 4.150%, 11/15/2034	174,553	0.0
212,000	Diamondback Energy, Inc., 5.750%, 04/18/2054	199,125	0.0
278,000	Energy Transfer L.P., 4.900%, 03/15/2035	262,252	0.1
353,000	Energy Transfer L.P., 5.000%, 05/15/2050	299,928	0.1
407,000	Energy Transfer L.P., 5.300%, 04/01/2044	365,494	0.1
206,000	Energy Transfer L.P., 6.400%, 12/01/2030	217,806	0.0
406,000	Enterprise Products Operating LLC, 4.250%, 02/15/2048	326,588	0.1
275,000	Exxon Mobil Corp., 2.709%, 03/06/2025	274,147	0.1
550,000	Exxon Mobil Corp., 3.043%, 03/01/2026	541,618	0.1
440,000	Kinder Morgan, Inc., 4.300%, 06/01/2025	439,060	0.1
341,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	332,506	0.1
474,000	MPLX L.P., 4.500%, 04/15/2038	413,485	0.1
550,000	Shell International Finance BV, 3.250%, 05/11/2025	547,682	0.1
418,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	344,806	0.1
105,000	Texas Eastern Transmission L.P., 7.000%, 07/15/2032	114,959	0.0

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
247,000	Valero Energy Corp., 4.000%, 06/01/2052	$176,629	0.0
243,000	Williams Cos., Inc., 5.400%, 03/02/2026	244,769	0.0
		6,264,512	1.3
	Financial: 0.4%
661,000	Air Lease Corp., MTN, 2.300%, 02/01/2025	659,404	0.1
429,000	Brixmor Operating Partnership L.P., 5.500%, 02/15/2034	425,092	0.1
129,000 (5)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	136,068	0.0
530,000 (3)	GA Global Funding Trust, 5.500%, 01/08/2029	535,715	0.1
103,000 (3)	Global Atlantic Fin Co., 6.750%, 03/15/2054	104,669	0.0
225,000 (5)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	215,465	0.1
		2,076,413	0.4
	Financials: 3.8%
191,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	149,574	0.0
200,000	Allstate Corp., 3.280%, 12/15/2026	195,559	0.0
192,000	American Equity Investment Life Holding Co., 5.000%, 06/15/2027	191,153	0.0
405,000	American Tower Corp., 1.600%, 04/15/2026	389,182	0.1
534,000 (3)	Aviation Capital Group LLC, 4.875%, 10/01/2025	533,488	0.1
407,000 (5)	Bank of America Corp., 2.572%, 10/20/2032	343,592	0.1
351,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	338,371	0.1
625,000	BlackRock, Inc., 4.750%, 05/25/2033	612,256	0.1
858,000	Brighthouse Financial, Inc., 3.850%, 12/22/2051	558,546	0.1
373,000	Brookfield Corp., 4.000%, 01/15/2025	372,852	0.1
307,000 (5)	Citigroup, Inc., 3.668%, 07/24/2028	297,457	0.1
254,000	Citigroup, Inc., 4.750%, 05/18/2046	223,489	0.1
127,000	Citigroup, Inc., 5.300%, 05/06/2044	119,870	0.0

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
273,000	Citigroup, Inc., 6.675%, 09/13/2043	$299,967	0.1
657,000	Crown Castle, Inc., 2.500%, 07/15/2031	554,191	0.1
29,000	Crown Castle, Inc., 4.750%, 05/15/2047	24,696	0.0
494,000	CubeSmart L.P., 2.500%, 02/15/2032	412,987	0.1
2,088,000 (3)	Delaware Life Global Funding 21-1, 2.662%, 06/29/2026	2,014,586	0.4
1,109,000	EPR Properties, 4.750%, 12/15/2026	1,100,464	0.2
286,000	Extra Space Storage L.P., 3.500%, 07/01/2026	280,849	0.1
169,000	Extra Space Storage L.P., 5.700%, 04/01/2028	172,567	0.0
150,000 (5)	Goldman Sachs Group, Inc., 2.908%, 07/21/2042	104,292	0.0
400,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	397,949	0.1
268,000	JPMorgan Chase & Co., 3.200%, 06/15/2026	263,089	0.1
619,000 (5)	JPMorgan Chase & Co., 3.509%, 01/23/2029	594,023	0.1
619,000 (5)	JPMorgan Chase & Co., 3.897%, 01/23/2049	477,355	0.1
329,000 (5)	JPMorgan Chase & Co., 4.260%, 02/22/2048	272,662	0.1
590,000	Kimco Realty OP LLC, 3.200%, 04/01/2032	518,995	0.1
216,000 (3)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	197,665	0.0
516,000 (3)	KKR Group Finance Co. XII LLC, 4.850%, 05/17/2032	497,740	0.1
463,000 (3)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	312,214	0.1
139,000	Markel Group, Inc., 5.000%, 03/30/2043	123,185	0.0
256,000	Markel Group, Inc., 5.000%, 05/20/2049	223,893	0.1
507,000	Morgan Stanley, GMTN, 4.000%, 07/23/2025	505,059	0.1
78,000 (4)	Nasdaq, Inc., 5.950%, 08/15/2053	78,773	0.0
488,000 (3)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	448,450	0.1

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
569,000 (3)	Pacific Life Global Funding II, 5.500%, 08/28/2026	$577,104	0.1
288,000	PartnerRe Finance B LLC, 3.700%, 07/02/2029	272,491	0.1
368,000 (4)	PNC Financial Services Group, Inc., 3.450%, 04/23/2029	348,371	0.1
194,000 (5)	PNC Financial Services Group, Inc., 6.875%, 10/20/2034	211,846	0.1
98,000	Regency Centers L.P., 2.950%, 09/15/2029	90,011	0.0
146,000	Regency Centers L.P., 4.650%, 03/15/2049	123,805	0.0
327,000	Synchrony Financial, 3.950%, 12/01/2027	316,341	0.1
217,000	Travelers Cos., Inc., 4.600%, 08/01/2043	192,324	0.0
285,000 (3)	UBS Group AG, 4.125%, 04/15/2026	282,408	0.1
200,000	US Bancorp, MTN, 3.100%, 04/27/2026	195,817	0.0
471,000	Wells Fargo & Co., MTN, 3.550%, 09/29/2025	467,355	0.1
229,000	Wells Fargo & Co., MTN, 4.100%, 06/03/2026	226,666	0.1
146,000	Wells Fargo & Co., MTN, 4.650%, 11/04/2044	123,028	0.0
		17,628,607	3.8
	Industrial: 0.1%
65,000 (3)	BAE Systems PLC, 5.500%, 03/26/2054	63,350	0.0
238,000	Lockheed Martin Corp., 5.200%, 02/15/2064	221,022	0.1
		284,372	0.1
	Industrials: 1.0%
473,000	Avnet, Inc., 4.625%, 04/15/2026	470,321	0.1
773,000	Boeing Co., 5.805%, 05/01/2050	720,155	0.2
186,000	Canadian Pacific Railway Co., 3.000%, 12/02/2041	135,116	0.0
144,000	FedEx Corp., 4.900%, 01/15/2034	140,315	0.0
682,000	Honeywell International, Inc., 4.500%, 01/15/2034	650,970	0.1
631,000	Lockheed Martin Corp., 3.550%, 01/15/2026	625,347	0.1
244,000	Lockheed Martin Corp., 4.150%, 06/15/2053	195,132	0.1

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrials: (continued)
224,000	Norfolk Southern Corp., 3.400%, 11/01/2049	$155,800	0.0
217,000 (4)	Norfolk Southern Corp., 5.350%, 08/01/2054	206,800	0.1
168,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	149,760	0.0
128,000	Rockwell Automation, Inc., 1.750%, 08/15/2031	105,035	0.0
266,000	RTX Corp., 6.400%, 03/15/2054	289,588	0.1
473,000	Union Pacific Corp., 3.200%, 05/20/2041	354,348	0.1
183,000	Union Pacific Corp., 3.839%, 03/20/2060	130,995	0.0
356,000	Union Pacific Corp., 4.150%, 01/15/2045	285,543	0.1
161,000	United Parcel Service, Inc., 3.400%, 11/15/2046	117,279	0.0
		4,732,504	1.0
	Technology: 1.6%
212,000	Apple, Inc., 3.350%, 02/09/2027	207,789	0.0
502,000 (3)	Broadcom, Inc., 3.469%, 04/15/2034	435,288	0.1
1,300,000	CSG Systems International, Inc., 3.875%, 09/15/2028	1,315,600	0.3
368,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	373,507	0.1
2,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	2,547	0.0
465,000	Electronic Arts, Inc., 4.800%, 03/01/2026	465,407	0.1
923,000	Envestnet, Inc., 2.625%, 12/01/2027	989,917	0.2
285,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	285,101	0.1
562,000	Marvell Technology, Inc., 2.450%, 04/15/2028	518,610	0.1
83,000	Micron Technology, Inc., 3.366%, 11/01/2041	60,743	0.0
98,000	Micron Technology, Inc., 4.663%, 02/15/2030	95,725	0.0
310,000	Microsoft Corp., 3.125%, 11/03/2025	306,879	0.1
316,000 (4)	Microsoft Corp., 3.500%, 02/12/2035	286,448	0.1

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
795,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	$800,112	0.2
480,000	Oracle Corp., 3.600%, 04/01/2040	375,527	0.1
488,000	Salesforce, Inc., 2.700%, 07/15/2041	343,996	0.1
166,000	Take-Two Interactive Software, Inc., 3.700%, 04/14/2027	162,150	0.0
245,000	Workday, Inc., 3.500%, 04/01/2027	238,849	0.0
		7,264,195	1.6
	Utilities: 0.7%
128,000	Constellation Energy Generation LLC, 6.500%, 10/01/2053	135,750	0.0
620,000 (3)	Electricite de France SA, 4.875%, 01/22/2044	538,324	0.1
168,000	Georgia Power Co. B, 3.700%, 01/30/2050	123,557	0.0
482,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	412,770	0.1
343,000	NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	334,357	0.1
678,000	NextEra Energy Capital Holdings, Inc., 5.749%, 09/01/2025	682,375	0.1
371,000	NiSource, Inc., 4.375%, 05/15/2047	305,146	0.1
295,000	Oglethorpe Power Corp., 4.550%, 06/01/2044	242,901	0.1
325,000	Sempra, 3.800%, 02/01/2038	268,915	0.1
134,000	Xcel Energy, Inc., 3.500%, 12/01/2049	92,546	0.0
		3,136,641	0.7
	Total Corporate Bonds/ Notes (Cost $67,167,657)	62,085,957	13.4
EQUITY-LINKED NOTES: 2.4%
	Financials: 2.4%
2,657,000 (6)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 3 Common Stocks), 0.500%, 04/11/2028	3,623,882	0.8

			Percentage
			of Net
Shares		Value	Assets
EQUITY-LINKED NOTES: (continued)
	Financials: (continued)
2,761,000 (2)(6)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks), (8.850)%, 07/19/2029	$4,209,145	0.9
2,757,000 (2)(6)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks), (3.970)%, 07/30/2029	3,319,428	0.7
		11,152,455	2.4
	Total Equity-Linked Notes (Cost $8,218,507)	11,152,455	2.4
MUNICIPAL BONDS: 0.1%
	Georgia: 0.1%
306,000	Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	328,664	0.1

	Total Municipal Bonds (Cost $306,000)	328,664	0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
	Federal National Mortgage Association: 0.2%(7)
915,000 (7)	6.625%, 11/15/2030	1,016,386	0.2

	Total U.S. Government Agency Obligations (Cost $976,338)	1,016,386	0.2
U.S. TREASURY OBLIGATIONS: 9.7%
	United States Treasury Bonds: 1.0%
1,085,100	4.250%, 08/15/2054	991,168	0.2
207,200	4.500%, 02/15/2036	207,026	0.1
3,360,500 (4)	4.625%, 11/15/2044	3,259,162	0.7
		4,457,356	1.0
	United States Treasury Notes: 8.7%
15,294,800	4.000%, 12/15/2027	15,177,772	3.3
6,752,000	4.250%, 12/31/2026	6,752,818	1.4
1,756,000	4.250%, 11/15/2034	1,710,370	0.4
10,098,000	4.375%, 12/31/2029	10,093,322	2.2

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes: (continued)
6,754,500	4.500%, 12/31/2031	$6,760,651	1.4
		40,494,933	8.7
	Total U.S. Treasury Obligations (Cost $45,201,596)	44,952,289	9.7
	Total Long-Term Investments (Cost $392,509,260)	443,876,245	95.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 6.2%
	Repurchase Agreements: 1.7%
1,206,112 (8)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,206,416, collateralized by various U.S. Government Agency Obligations, 2.500%- 7.311%, Market Value plus accrued interest $1,230,234, due 10/01/27-11/01/54)	1,206,112	0.3
1,206,112 (8)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,206,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,230,234, due 10/01/29-02/01/57)	1,206,112	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,206,112 (8)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,206,418, collateralized by various U.S. Government Securities, 0.000%- 4.875%, Market Value plus accrued interest $1,230,551, due 01/28/25-11/15/54)	$1,206,112	0.3
1,206,112 (8)	Clear Street LLC, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,206,416, collateralized by various U.S. Government Securities, 2.375%- 6.125%, Market Value plus accrued interest $1,230,234, due 11/15/27-05/15/54)	1,206,112	0.2
468,229 (8)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $468,344, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $477,594, due 03/27/25-01/01/55)	468,229	0.1

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,206,112 (8)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,206,418, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $1,230,234, due 11/01/51-12/01/54)	$1,206,112	0.3
1,206,112 (8)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,206,425, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,227,011, due 01/15/26-02/15/53)	1,206,112	0.2
	Total Repurchase Agreements (Cost $7,704,901)	7,704,901	1.7
	Time Deposits: 0.2%
180,000 (8)	Canadian Imperial Bank of Commerce, 4.320%, 01/02/2025	180,000	0.0
110,000 (8)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 01/02/2025	110,000	0.0
200,000 (8)	Mizuho Bank Ltd., 4.330%, 01/02/2025	200,000	0.1
190,000 (8)	Royal Bank of Canada, 4.330%, 01/02/2025	190,000	0.1
190,000 (8)	Societe Generale S.A., 4.330%, 01/02/2025	190,000	0.0
190,000 (8)	Toronto-Dominion Bank, 4.350%, 01/02/2025	190,000	0.0
	Total Time Deposits (Cost $1,060,000)	1,060,000	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Obligations: 0.0%
85,000 (2)(9)	United States Treasury Bill, 4.270%, 01/30/2025 (Cost $84,674)	$84,720	0.0

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 4.3%
19,899,517 (10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $19,899,517)	$19,899,517	4.3
	Total Short-Term Investments (Cost $28,749,092)	28,749,138	6.2
	Total Investments in Securities (Cost $421,258,352)	$472,625,383	101.9

	Liabilities in Excess of Other Assets	(8,595,348)	(1.9)
	Net Assets	$464,030,035	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.

(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)	Security, or a portion of the security, is on loan.

(5)	Variable rate security. Rate shown is the rate in effect as of December 31, 2024.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(8)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(9)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.

(10)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$19,297,175	$—	$—	$19,297,175
Consumer Discretionary	16,597,465	—	—	16,597,465
Consumer Staples	13,482,482	—	—	13,482,482
Energy	19,834,403	3,421,062	—	23,255,465
Financials	66,167,930	—	—	66,167,930
Health Care	32,495,286	4,505,238	—	37,000,524
Industrials	43,621,917	—	—	43,621,917
Information Technology	42,405,435	—	—	42,405,435
Materials	7,173,107	—	—	7,173,107
Real Estate	5,601,619	—	—	5,601,619
Utilities	8,962,470	—	—	8,962,470
Total Common Stock	275,639,289	7,926,300	—	283,565,589
Convertible Bonds/Notes	—	40,774,905	—	40,774,905
Corporate Bonds/Notes	—	62,085,957	—	62,085,957
Equity-Linked Notes	—	—	11,152,455	11,152,455
Municipal Bonds	—	328,664	—	328,664
U.S. Government Agency Obligations	—	1,016,386	—	1,016,386
U.S. Treasury Obligations	—	44,952,289	—	44,952,289
Short-Term Investments	19,899,517	8,849,621	—	28,749,138
Total Investments, at fair value	$295,538,806	$165,934,122	$11,152,455	$472,625,383
Other Financial Instruments+
Forward Foreign Currency Contracts	—	191,482	—	191,482
Total Assets	$295,538,806	$166,125,604	$11,152,455	$472,816,865
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(45,958)	$—	$(45,958)
Total Liabilities	$—	$(45,958)	$—	$(45,958)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2024, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	2,079,777	CAD	2,911,563	State Street Bank and Trust Co.	01/06/25	$53,961
USD	257,231	EUR	247,089	State Street Bank and Trust Co.	01/06/25	1,242
USD	46,159	GBP	36,139	State Street Bank and Trust Co.	01/06/25	918
USD	98,105	EUR	94,020	State Street Bank and Trust Co.	01/06/25	699
USD	45,359	GBP	35,714	State Street Bank and Trust Co.	01/06/25	651
USD	30,730	CAD	43,441	State Street Bank and Trust Co.	01/06/25	505
CAD	67,383	USD	46,887	State Street Bank and Trust Co.	01/06/25	(3)
USD	27,127	CAD	39,011	State Street Bank and Trust Co.	01/06/25	(16)
CAD	36,478	USD	25,402	State Street Bank and Trust Co.	01/06/25	(21)

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of December 31, 2024 (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	93,346	EUR	90,129	State Street Bank and Trust Co.	01/06/25	$(29)
GBP	37,041	USD	46,555	State Street Bank and Trust Co.	01/06/25	(185)
CAD	41,871	USD	29,593	State Street Bank and Trust Co.	01/06/25	(460)
CAD	64,375	USD	45,265	State Street Bank and Trust Co.	01/06/25	(474)
GBP	34,438	USD	43,646	State Street Bank and Trust Co.	01/06/25	(535)
CAD	152,932	USD	106,945	State Street Bank and Trust Co.	01/06/25	(537)
GBP	37,414	USD	47,404	State Street Bank and Trust Co.	01/06/25	(568)
CAD	40,824	USD	29,070	State Street Bank and Trust Co.	01/06/25	(665)
CAD	38,206	USD	27,283	State Street Bank and Trust Co.	01/06/25	(700)
GBP	52,721	USD	67,154	State Street Bank and Trust Co.	01/06/25	(1,156)
EUR	81,310	USD	85,533	State Street Bank and Trust Co.	01/06/25	(1,294)
EUR	101,756	USD	106,952	State Street Bank and Trust Co.	01/06/25	(1,530)
GBP	95,771	USD	121,770	State Street Bank and Trust Co.	01/06/25	(1,879)
GBP	1,986,649	USD	2,496,621	State Street Bank and Trust Co.	01/06/25	(9,636)
EUR	3,172,779	USD	3,308,018	State Street Bank and Trust Co.	01/06/25	(20,957)
USD	3,312,175	EUR	3,172,779	State Street Bank and Trust Co.	02/06/25	20,921
USD	2,495,886	GBP	1,986,648	State Street Bank and Trust Co.	02/06/25	9,545
USD	72,404	EUR	69,518	State Street Bank and Trust Co.	02/06/25	291
USD	3,089,444	EUR	2,924,607	The Bank of New York Mellon	01/06/25	59,493
USD	2,757,296	GBP	2,172,180	The Bank of New York Mellon	01/06/25	38,053
CAD	2,551,946	USD	1,770,397	The Bank of New York Mellon	01/06/25	5,203
USD	1,772,367	CAD	2,551,946	The Bank of New York Mellon	02/06/25	(5,313)
						$145,524

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$191,482
Total Asset Derivatives		$191,482

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$45,958
Total Liability Derivatives		$45,958

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Foreign exchange contracts	$225,083	$—	$225,083
Interest rate contracts	—	(123,985)	(123,985)
Total	$225,083	$(123,985)	$101,098

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of December 31, 2024 (continued)

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Foreign exchange contracts	$303,787	$—	$303,787
Interest rate contracts	—	140,475	140,475
Total	$303,787	$140,475	$444,262

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2024:

	State Street	The Bank
	Bank and	of New York
	Trust Co.	Mellon	Total
Assets:
Forward foreign currency contracts	$88,733	$102,749	$191,482
Total Assets	$88,733	$102,749	$191,482
Liabilities:
Forward foreign currency contracts	$40,645	$5,313	$45,958
Total Liabilities	$40,645	$5,313	$45,958
Net OTC derivative instruments by
counterparty, at fair value	$48,088	$97,436	$145,524
Total collateral pledged by the
Portfolio/(Received from counterparty)	$—	$—	$–
Net Exposure(1)	$48,088	$97,436	$145,524

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the year ended December 31, 2024:

Equity-Linked
Notes*
Beginning balance at December 31, 2023	$18,949,634
Purchases	—
Sales	(11,329,508)
Accrued discounts/(premiums)	(2,385)
Total realized gain (loss)	1,957,983
Net change in unrealized appreciation (depreciation)**	1,576,731
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at December 31, 2024	$11,152,455
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of December 31, 2024**	$1,576,731

*	Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
**	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at December 31, 2024 may be due to securities no longer held or categorized as Level 3 at year end.

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $424,671,914.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,338,832
Gross Unrealized Depreciation	(17,131,415)

Net Unrealized Appreciation	$48,207,417

See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 96.8%
	Communication Services: 2.0%
42,846 (1)	IAC, Inc.	$1,848,377	0.6
10,078 (1)	Take-Two Interactive Software, Inc.	1,855,158	0.6
70,398	Warner Music Group Corp. - Class A	2,182,338	0.8
		5,885,873	2.0
	Consumer Discretionary: 8.4%
1,041 (1)	AutoZone, Inc.	3,333,282	1.2
49,907	Bath & Body Works, Inc.	1,934,894	0.7
29,221	Best Buy Co., Inc.	2,507,162	0.9
38,722	Carter's, Inc.	2,098,345	0.7
14,633	Darden Restaurants, Inc.	2,731,835	0.9
16,012 (1)	Expedia Group, Inc.	2,983,516	1.0
26,481	Genuine Parts Co.	3,091,921	1.1
22,378 (1)	Mohawk Industries, Inc.	2,665,891	0.9
13,016	Ralph Lauren Corp.	3,006,436	1.0
		24,353,282	8.4
	Consumer Staples: 5.9%
8,460	Constellation Brands, Inc. - Class A	1,869,660	0.7
42,882	General Mills, Inc.	2,734,585	0.9
11,912	Hershey Co.	2,017,297	0.7
74,070	Keurig Dr Pepper, Inc.	2,379,129	0.8
44,282	Kroger Co.	2,707,844	0.9
21,003 (1)	Post Holdings, Inc.	2,404,004	0.8
46,355 (1)	US Foods Holding Corp.	3,127,108	1.1
		17,239,627	5.9
	Energy: 5.5%
74,147	Baker Hughes Co.	3,041,510	1.0
142,284	Coterra Energy, Inc.	3,633,933	1.3
24,879	Diamondback Energy, Inc.	4,075,927	1.4
94,110	Williams Cos., Inc.	5,093,233	1.8
		15,844,603	5.5
	Financials: 21.4%
11,711	Ameriprise Financial, Inc.	6,235,288	2.2
41,087	Arch Capital Group Ltd.	3,794,384	1.3
27,678 (1)	Block, Inc.	2,352,353	0.8
79,288	Blue Owl Capital, Inc.	1,844,239	0.6
16,183	Discover Financial Services	2,803,381	1.0
41,064	Fidelity National Information Services, Inc.	3,316,739	1.1
82,093	Fifth Third Bancorp	3,470,892	1.2
1,926	First Citizens BancShares, Inc. - Class A	4,069,677	1.4
33,716	Hartford Financial Services Group, Inc.	3,688,530	1.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
68,705	Loews Corp.	$5,818,626	2.0
19,954	M&T Bank Corp.	3,751,552	1.3
142,969	MGIC Investment Corp.	3,389,795	1.2
12,946	Northern Trust Corp.	1,326,965	0.5
33,265	Raymond James Financial, Inc.	5,167,052	1.8
150,223	Regions Financial Corp.	3,533,245	1.2
38,640	State Street Corp.	3,792,516	1.3
59,174	W.R. Berkley Corp.	3,462,863	1.2
		61,818,097	21.4
	Health Care: 8.5%
21,636	AmerisourceBergen Corp.	4,861,176	1.7
24,012	GE HealthCare Technologies, Inc.	1,877,258	0.7
36,220 (1)	Globus Medical, Inc. - Class A	2,995,756	1.0
49,921 (1)	Henry Schein, Inc.	3,454,533	1.2
9,439	Humana, Inc.	2,394,769	0.8
18,605 (1)	Jazz Pharmaceuticals PLC	2,291,206	0.8
5,100	Labcorp Holdings, Inc.	1,169,532	0.4
24,752	Quest Diagnostics, Inc.	3,734,087	1.3
9,931	Universal Health Services, Inc. - Class B	1,781,820	0.6
		24,560,137	8.5
	Industrials: 15.3%
11,869	Acuity Brands, Inc.	3,467,291	1.2
23,685	AMETEK, Inc.	4,269,458	1.5
8,931	Carlisle Cos., Inc.	3,294,110	1.1
19,024	Dover Corp.	3,568,903	1.2
39,855	Fortune Brands Innovations, Inc.	2,723,292	0.9
9,144	Hubbell, Inc.	3,830,330	1.3
40,963	Ingersoll Rand, Inc.	3,705,513	1.3
25,537	ITT, Inc.	3,648,727	1.3
17,962	JB Hunt Transport Services, Inc.	3,065,395	1.1
18,421	Lincoln Electric Holdings, Inc.	3,453,385	1.2
21,166 (1)	Parsons Corp.	1,952,564	0.7
3,465	Snap-on, Inc.	1,176,298	0.4
51,549 (2)	UL Solutions, Inc. - Class A	2,571,264	0.9
22,098	Veralto Corp.	2,250,681	0.8
7,691	Woodward, Inc.	1,279,936	0.4
		44,257,147	15.3
	Information Technology: 7.5%
61,026 (1)	Flex Ltd.	2,342,788	0.8
16,015 (1)	GoDaddy, Inc. - Class A	3,160,880	1.1
19,159	Jabil, Inc.	2,756,980	1.0
10,135	Microchip Technology, Inc.	581,242	0.2

 See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
1,848	Motorola Solutions, Inc.	$854,201	0.3
34,516 (1)	ON Semiconductor Corp.	2,176,234	0.7
21,038	TD SYNNEX Corp.	2,467,337	0.8
8,459 (1)	Teledyne Technologies, Inc.	3,926,076	1.4
8,982 (1)	Zebra Technologies Corp. - Class A	3,469,028	1.2
		21,734,766	7.5
	Materials: 6.7%
33,918	Ball Corp.	1,869,899	0.6
16,286	Celanese Corp.	1,127,154	0.4
43,417	Freeport-McMoRan, Inc.	1,653,319	0.6
52,440	Graphic Packaging Holding Co.	1,424,271	0.5
61,421	International Paper Co.	3,305,678	1.1
6,055	Martin Marietta Materials, Inc.	3,127,408	1.1
8,217	Packaging Corp. of America	1,849,893	0.6
22,931	RPM International, Inc.	2,821,889	1.0
42,447	Silgan Holdings, Inc.	2,209,366	0.8
		19,388,877	6.7
	Real Estate: 8.3%
74,448	American Homes 4 Rent - Class A	2,785,844	1.0
13,782	AvalonBay Communities, Inc.	3,031,627	1.0
22,494 (1)	CBRE Group, Inc. - Class A	2,953,237	1.0
112,122	Host Hotels & Resorts, Inc.	1,964,377	0.7
13,719	Mid-America Apartment Communities, Inc.	2,120,546	0.7
5,686	Public Storage	1,702,616	0.6
48,102	Regency Centers Corp.	3,556,181	1.2
7,160	SBA Communications Corp.	1,459,208	0.5
32,776	Ventas, Inc.	1,930,179	0.7
91,221	Weyerhaeuser Co.	2,567,871	0.9
		24,071,686	8.3
	Utilities: 7.3%
55,369	CMS Energy Corp.	3,690,344	1.3
77,898	NiSource, Inc.	2,863,531	1.0
231,651	PG&E Corp.	4,674,717	1.6
19,329	Public Service Enterprise Group, Inc.	1,633,107	0.6
47,906	WEC Energy Group, Inc.	4,505,080	1.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
54,443	Xcel Energy, Inc.	$3,675,991	1.3
		21,042,770	7.3

	Total Common Stock (Cost $197,461,802)	280,196,865	96.8

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 4.2%
	Repurchase Agreements: 0.9%
617,257 (3)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $617,408, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $629,602, due 03/27/25-01/01/55)	617,257	0.2
1,000,000 (3)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $1,000,254, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $1,020,000, due 11/01/51-12/01/54)	1,000,000	0.3

 See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $1,000,260, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,017,328, due 01/15/26-02/15/53)	$1,000,000	0.4
	Total Repurchase Agreements (Cost $2,617,257)	2,617,257	0.9
			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 3.3%
9,511,162 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370% (Cost $9,511,162)	$9,511,162	3.3

	Total Short-Term Investments (Cost $12,128,419)	12,128,419	4.2

	Total Investments in Securities (Cost $209,590,221)	$292,325,284	101.0

	Liabilities in Excess of Other Assets	(2,904,044)	(1.0)

	Net Assets	$289,421,240	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$280,196,865	$—	$—	$280,196,865
Short-Term Investments	9,511,162	2,617,257	—	12,128,419
Total Investments, at fair value	$289,708,027	$2,617,257	$—	$292,325,284

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $210,247,541.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$90,300,456
Gross Unrealized Depreciation	(8,222,713)
Net Unrealized Appreciation	$82,077,743

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.0%
	Communication Services: 4.3%
33,600	Omnicom Group, Inc.	$2,890,944	0.3
246,200 (1)	Pinterest, Inc. - Class A	7,139,800	0.6
15,547 (1)	Reddit, Inc. - Class A	2,541,001	0.2
187,700 (1)	ROBLOX Corp. - Class A	10,860,322	1.0
6,800 (1)	Spotify Technology SA	3,042,184	0.3
8,000 (1)	Take-Two Interactive Software, Inc.	1,472,640	0.1
179,773 (1)	Trade Desk, Inc. - Class A	21,128,721	1.8
		49,075,612	4.3

	Consumer Discretionary: 13.7%
450 (1)	AutoZone, Inc.	1,440,900	0.1
29,700	Bath & Body Works, Inc.	1,151,469	0.1
23,300 (1)	Birkenstock Holding PLC	1,320,178	0.1
13,200 (1)	Bright Horizons Family Solutions, Inc.	1,463,220	0.1
29,800 (1)	Burlington Stores, Inc.	8,494,788	0.7
18,700 (1)	Carvana Co.	3,802,832	0.3
31,900 (1)	Cava Group, Inc.	3,598,320	0.3
29,300	Churchill Downs, Inc.	3,912,722	0.3
494,400 (1)	Coupang, Inc.	10,866,912	1.0
22,300	Darden Restaurants, Inc.	4,163,187	0.4
62,400 (1)	Deckers Outdoor Corp.	12,672,816	1.1
5,300	Dick's Sporting Goods, Inc.	1,212,852	0.1
5,300	Domino's Pizza, Inc.	2,224,728	0.2
10,175 (1)	DoorDash, Inc. - Class A	1,706,856	0.2
172,700 (1)	DraftKings, Inc. - Class A	6,424,440	0.6
10,900 (1)	Duolingo, Inc.	3,534,107	0.3
22,800 (1)	Dutch Bros, Inc. - Class A	1,194,264	0.1
13,600 (1)	Floor & Decor Holdings, Inc. - Class A	1,355,920	0.1
53,500	Hilton Worldwide Holdings, Inc.	13,223,060	1.2
8,700	Hyatt Hotels Corp. - Class A	1,365,726	0.1
17,600 (1)	Light & Wonder, Inc.	1,520,288	0.1
294 (1)	NVR, Inc.	2,404,597	0.2
14,100 (1)	Ollie's Bargain Outlet Holdings, Inc.	1,547,193	0.1
67,600 (1)	On Holding AG - Class A	3,702,452	0.3
23,700 (1)	Planet Fitness, Inc. - Class A	2,343,219	0.2
3,200	Pool Corp.	1,091,008	0.1
3,800 (1)	RH	1,495,642	0.1
72,500	Ross Stores, Inc.	10,967,075	1.0
57,200	Royal Caribbean Cruises Ltd.	13,195,468	1.2
19,200	Service Corp. International	1,532,544	0.1
10,300 (1)	SharkNinja, Inc.	1,002,808	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
32,000 (1)	Skechers USA, Inc. - Class A	$2,151,680	0.2
25,000	Texas Roadhouse, Inc.	4,510,750	0.4
2,600 (1)	TopBuild Corp.	809,484	0.1
202,500	Tractor Supply Co.	10,744,650	0.9
11,021 (1)	Ulta Beauty, Inc.	4,793,363	0.4
56,697 (1)	Viking Holdings Ltd.	2,498,070	0.2
9,900	Williams-Sonoma, Inc.	1,833,282	0.2
15,050	Wingstop, Inc.	4,277,210	0.4
		157,550,080	13.7

	Consumer Staples: 1.9%
23,500 (1)	BJ's Wholesale Club Holdings, Inc.	2,099,725	0.2
29,475	Brown-Forman Corp. - Class B	1,119,460	0.1
11,300	Casey's General Stores, Inc.	4,477,399	0.4
63,500 (1)	Celsius Holdings, Inc.	1,672,590	0.1
22,214 (1)	e.l.f. Beauty, Inc.	2,788,968	0.2
11,900 (1)	Freshpet, Inc.	1,762,509	0.2
33,600 (1)	Performance Food Group Co.	2,840,880	0.3
42,200	Primo Brands Corp. - Class A	1,298,494	0.1
52,700 (1)	US Foods Holding Corp.	3,555,142	0.3
		21,615,167	1.9

	Energy: 4.1%
44,800	Cheniere Energy, Inc.	9,626,176	0.8
16,400	Chesapeake Energy Corp.	1,632,620	0.1
45,400	Coterra Energy, Inc.	1,159,516	0.1
14,900	Diamondback Energy, Inc.	2,441,067	0.2
32,100	Halliburton Co.	872,799	0.1
53,900 (2)	Magnolia Oil & Gas Corp. - Class A	1,260,182	0.1
28,000	Matador Resources Co.	1,575,280	0.1
25,600	Noble Corp. PLC	803,840	0.1
238,700	Permian Resources Corp.	3,432,506	0.3
87,000	Targa Resources Corp.	15,529,500	1.4
40,300	TechnipFMC PLC	1,166,282	0.1
162,854	Viper Energy, Inc.	7,991,246	0.7
		47,491,014	4.1

	Financials: 12.5%
24,500	Allstate Corp.	4,723,355	0.4
33,050	Ameriprise Financial, Inc.	17,596,812	1.5
18,300	Arch Capital Group Ltd.	1,690,005	0.2
72,800	Ares Management Corp. - Class A	12,887,784	1.1
8,100	Arthur J Gallagher & Co.	2,299,185	0.2
81,550 (1)	Block, Inc.	6,930,935	0.6

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
147,600	Blue Owl Capital, Inc	$3,433,176	0.3
54,400	Brown & Brown, Inc.	5,549,888	0.5
7,033	Cboe Global Markets, Inc.	1,374,248	0.1
59,250 (1)	Coinbase Global, Inc. - Class A	14,711,775	1.3
53,100	Corebridge Financial, Inc.	1,589,283	0.1
23,200 (1)	Corpay, Inc.	7,851,344	0.7
13,300	Hartford Financial Services Group, Inc.	1,455,020	0.1
9,400	Kinsale Capital Group, Inc.	4,372,222	0.4
27,800	LPL Financial Holdings, Inc.	9,076,978	0.8
5,000	Morningstar, Inc.	1,683,800	0.1
14,300 (1)	Mr Cooper Group, Inc.	1,372,943	0.1
16,200	MSCI, Inc.	9,720,162	0.8
1,329,200 (1)	NU Holdings Ltd./ Cayman Islands - Class A	13,770,512	1.2
48,800 (1)	Robinhood Markets, Inc. - Class A	1,818,288	0.2
46,100	Ryan Specialty Holdings, Inc.	2,957,776	0.3
13,500 (1)(2)	Shift4 Payments, Inc. - Class A	1,401,030	0.1
49,350	StepStone Group, Inc. - Class A	2,856,378	0.3
126,300 (1)	Toast, Inc. - Class A	4,603,635	0.4
34,147	TPG, Inc.	2,145,797	0.2
36,519	Tradeweb Markets, Inc. - Class A	4,781,067	0.4
6,899 (1)	WEX, Inc.	1,209,533	0.1
		143,862,931	12.5

	Health Care: 13.0%
8,600	Agilent Technologies, Inc.	1,155,324	0.1
11,900	Alcon, Inc.	1,010,191	0.1
35,500 (1)	Alkermes PLC	1,020,980	0.1
40,300 (1)	Alnylam Pharmaceuticals, Inc.	9,482,993	0.8
76,700	AmerisourceBergen Corp.	17,232,956	1.5
6,485 (1)	Argenx SE, ADR	3,988,275	0.4
10,000 (1)	Ascendis Pharma A/S, ADR	1,376,700	0.1
24,900 (1)	Avidity Biosciences, Inc.	724,092	0.1
5,900 (1)	BeiGene Ltd., ADR	1,089,789	0.1
9,800 (1)	BioNTech SE, ADR	1,116,710	0.1
3,500 (1)	Bio-Rad Laboratories, Inc. - Class A	1,149,785	0.1
20,974	Bio-Techne Corp.	1,510,757	0.1
9,800 (1)	Blueprint Medicines Corp.	854,756	0.1
24,300	Bruker Corp.	1,424,466	0.1
59,500	Cardinal Health, Inc.	7,037,065	0.6
2,950	Chemed Corp.	1,562,910	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
141,000 (1)	Dexcom, Inc.	$10,965,570	1.0
38,800	Encompass Health Corp.	3,583,180	0.3
30,400 (1)	Exact Sciences Corp.	1,708,176	0.2
19,500 (1)	Globus Medical, Inc. - Class A	1,612,845	0.1
5,250 (1)	ICON PLC	1,100,978	0.1
26,750 (1)	IDEXX Laboratories, Inc.	11,059,520	1.0
18,500 (1)	Insmed, Inc.	1,277,240	0.1
7,700 (1)	Inspire Medical Systems, Inc.	1,427,426	0.1
20,800 (1)	Insulet Corp.	5,430,256	0.5
7,700 (1)	IQVIA Holdings, Inc.	1,513,127	0.1
5,500 (1)	Krystal Biotech, Inc.	861,630	0.1
17,500 (1)	Lantheus Holdings, Inc.	1,565,550	0.1
29,100 (1)(2)	Legend Biotech Corp., ADR	946,914	0.1
4,400 (1)	Madrigal Pharmaceuticals, Inc.	1,357,708	0.1
8,400 (1)	Medpace Holdings, Inc.	2,790,732	0.2
1,075 (1)	Mettler-Toledo International, Inc.	1,315,456	0.1
10,000 (1)	Molina Healthcare, Inc.	2,910,500	0.3
46,200 (1)	Natera, Inc.	7,313,460	0.6
43,679 (1)	Neurocrine Biosciences, Inc.	5,962,183	0.5
11,900 (1)(2)	Nuvalent, Inc. - Class A	931,532	0.1
13,000 (1)	Penumbra, Inc.	3,087,240	0.3
6,900	Quest Diagnostics, Inc.	1,040,934	0.1
10,486 (1)	Repligen Corp.	1,509,355	0.1
19,800	ResMed, Inc.	4,528,062	0.4
23,600 (1)	Revolution Medicines, Inc.	1,032,264	0.1
33,700 (1)	Sarepta Therapeutics, Inc.	4,097,583	0.4
33,700 (1)	Tenet Healthcare Corp.	4,253,951	0.4
3,300 (1)	United Therapeutics Corp.	1,164,372	0.1
13,900 (1)	Vaxcyte, Inc.	1,137,854	0.1
40,600 (1)	Veeva Systems, Inc. - Class A	8,536,150	0.7
5,000	West Pharmaceutical Services, Inc.	1,637,800	0.1
		149,397,297	13.0

	Industrials: 16.1%
16,100	AAON, Inc.	1,894,648	0.2
9,700	Advanced Drainage Systems, Inc.	1,121,320	0.1
9,662	AMETEK, Inc.	1,741,672	0.2
44,900 (1)	API Group Corp.	1,615,053	0.1
30,225 (1)	Axon Enterprise, Inc.	17,963,322	1.6
60,164	Booz Allen Hamilton Holding Corp.	7,743,107	0.7
11,100	BWX Technologies, Inc.	1,236,429	0.1
2,600	Carlisle Cos., Inc.	958,984	0.1

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED	PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,700 (1)	Clean Harbors, Inc.	$1,772,078	0.2
13,500	Comfort Systems USA, Inc.	5,724,810	0.5
27,169 (1)	Copart, Inc.	1,559,229	0.1
23,400 (1)	Core & Main, Inc. - Class A	1,191,294	0.1
21,745 (1)	CoStar Group, Inc.	1,556,725	0.1
11,287	Equifax, Inc.	2,876,492	0.3
22,874	Esab Corp.	2,743,508	0.2
185,800	Fastenal Co.	13,360,878	1.2
8,250	Ferguson Enterprises, Inc.	1,431,952	0.1
9,300	FTAI Aviation Ltd.	1,339,572	0.1
7,100 (1)	FTI Consulting, Inc.	1,357,023	0.1
26,700	GFL Environmental, Inc.	1,189,218	0.1
40,600 (2)	HEICO Corp.	9,652,244	0.8
58,400	Howmet Aerospace, Inc.	6,387,208	0.6
3,800	Hubbell, Inc.	1,591,782	0.1
31,700	KBR, Inc.	1,836,381	0.2
9,400	L3Harris Technologies, Inc.	1,976,632	0.2
11,100	Lennox International, Inc.	6,763,230	0.6
21,900 (1)(2)	Loar Holdings, Inc.	1,618,629	0.1
198,500 (1)	Lyft, Inc. - Class A	2,560,650	0.2
5,000	Norfolk Southern Corp.	1,173,500	0.1
77,500	Old Dominion Freight Line, Inc.	13,671,000	1.2
17,500	Quanta Services, Inc.	5,530,875	0.5
12,900	RB Global, Inc.	1,163,709	0.1
5,450 (1)	RBC Bearings, Inc.	1,630,313	0.2
7,100	Republic Services, Inc.	1,428,378	0.1
37,437	Rollins, Inc.	1,735,205	0.2
7,450 (1)	Saia, Inc.	3,395,188	0.3
7,700 (1)	SiteOne Landscape Supply, Inc.	1,014,629	0.1
41,380 (1)(2)	Standardaero, Inc.	1,024,569	0.1
18,111	Toro Co.	1,450,691	0.1
23,600 (1)	Trex Co., Inc.	1,629,108	0.2
3,450	United Rentals, Inc.	2,430,318	0.2
58,656	Verisk Analytics, Inc.	16,155,622	1.4
50,300 (1)	Verra Mobility Corp.	1,216,254	0.1
135,500	Vertiv Holdings Co. - Class A	15,394,155	1.3
14,950	Waste Connections, Inc.	2,565,121	0.2
3,400	Watsco, Inc.	1,611,226	0.1
8,000	Westinghouse Air Brake Technologies Corp.	1,516,720	0.1
35,000 (1)	WillScot Mobile Mini Holdings Corp.	1,170,750	0.1
38,600 (1)	XPO, Inc.	5,062,390	0.4
		184,733,791	16.1

	Information Technology: 28.2%
9,000 (1)	Appfolio, Inc. - Class A	2,220,480	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
103,286 (1)	AppLovin Corp. - Class A	$33,447,105	2.9
5,000	Badger Meter, Inc.	1,060,600	0.1
33,981	Bentley Systems, Inc. - Class B	1,586,913	0.1
28,100 (1)	Braze, Inc. - Class A	1,176,828	0.1
36,133	Broadridge Financial Solutions, Inc.	8,169,310	0.7
99,100 (1)	CCC Intelligent Solutions Holdings, Inc.	1,162,443	0.1
16,200	CDW Corp.	2,819,448	0.2
18,400 (1)	Celestica, Inc.	1,698,320	0.2
19,900 (1)	Ciena Corp.	1,687,719	0.2
115,400 (1)	Cloudflare, Inc. - Class A	12,426,272	1.1
12,000 (1)	Coherent Corp.	1,136,760	0.1
43,148 (1)	Confluent, Inc. - Class A	1,206,418	0.1
23,400	Corning, Inc.	1,111,968	0.1
9,200 (1)	CyberArk Software Ltd.	3,064,980	0.3
33,960 (3)(4)	Databricks, Inc.	3,141,300	0.3
111,246 (1)	Datadog, Inc. - Class A	15,895,941	1.4
14,300 (1)	Descartes Systems Group, Inc.	1,624,480	0.1
73,100 (1)	DocuSign, Inc.	6,574,614	0.6
89,237 (1)	Dynatrace, Inc.	4,850,031	0.4
20,100 (1)	Elastic NV	1,991,508	0.2
51,000	Entegris, Inc.	5,052,060	0.4
7,807 (1)	Fair Isaac Corp.	15,543,191	1.4
5,346 (1)	First Solar, Inc.	942,179	0.1
17,600 (1)	Fortinet, Inc.	1,662,848	0.1
29,100 (1)	Gartner, Inc.	14,098,077	1.2
6,300 (1)(2)	Globant SA	1,350,846	0.1
65,550 (1)	GoDaddy, Inc. - Class A	12,937,604	1.1
18,200 (1)	Guidewire Software, Inc.	3,068,156	0.3
18,816 (1)	HubSpot, Inc.	13,110,424	1.1
6,500 (1)	Impinj, Inc.	944,190	0.1
7,450 (1)	Keysight Technologies, Inc.	1,196,693	0.1
44,600 (1)	Lattice Semiconductor Corp.	2,526,590	0.2
27,500 (1)	Manhattan Associates, Inc.	7,431,600	0.7
11,000	MKS Instruments, Inc.	1,148,290	0.1
6,000 (1)	Monday.com Ltd.	1,412,640	0.1
24,739 (1)	MongoDB, Inc.	5,759,487	0.5
18,050	Monolithic Power Systems, Inc.	10,680,185	0.9
58,600 (1)	Nutanix, Inc. - Class A	3,585,148	0.3
14,200 (1)	ON Semiconductor Corp.	895,310	0.1
12,400 (1)	Onto Innovation, Inc.	2,066,708	0.2
735,035 (1)	Palantir Technologies, Inc. - Class A	55,590,697	4.8
42,900	Paychex, Inc.	6,015,438	0.5
22,100 (1)	Paylocity Holding Corp.	4,408,287	0.4

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED	PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
21,736 (1)	Procore Technologies, Inc.	$1,628,678	0.1
26,875 (1)	PTC, Inc.	4,941,506	0.4
89,800 (1)	Pure Storage, Inc. - Class A	5,516,414	0.5
22,300 (1)	Rambus, Inc.	1,178,778	0.1
80,600 (1)	Samsara, Inc. - Class A	3,521,414	0.3
5,194 (1)	ServiceTitan, Inc. - Class A	534,307	0.1
143,650 (1)	Super Micro Computer, Inc.	4,378,452	0.4
31,626 (3)(4)	Tanium, Inc. - Class B	166,353	0.0
39,900	Teradyne, Inc.	5,024,208	0.4
13,300 (1)	Tyler Technologies, Inc.	7,669,312	0.7
5,400 (1)	Zebra Technologies Corp. - Class A	2,085,588	0.2
41,800 (1)	Zscaler, Inc.	7,541,138	0.7
		323,666,234	28.2

	Materials: 1.0%
9,800	Avery Dennison Corp.	1,833,874	0.2
18,300	Louisiana-Pacific Corp.	1,894,965	0.2
12,700	RPM International, Inc.	1,562,862	0.1
10,800	Steel Dynamics, Inc.	1,231,956	0.1
18,750	Vulcan Materials Co.	4,823,063	0.4
		11,346,720	1.0

	Real Estate: 2.1%
8,900 (1)	CBRE Group, Inc. - Class A	1,168,481	0.1
38,700	CubeSmart	1,658,295	0.1
18,800	Equity LifeStyle Properties, Inc.	1,252,080	0.1
5,900	FirstService Corp.	1,068,018	0.1
78,550	Iron Mountain, Inc.	8,256,390	0.7
32,443	Lamar Advertising Co. - Class A	3,949,611	0.3
18,700	Rexford Industrial Realty, Inc.	722,942	0.1
32,600	Simon Property Group, Inc.	5,614,046	0.5
17,200	Terreno Realty Corp.	1,017,208	0.1
		24,707,071	2.1

	Utilities: 2.1%
173,100	Vistra Corp.	23,865,297	2.1

	Total Common Stock (Cost $868,153,713)	1,137,311,214	99.0

PREFERRED STOCK: 1.0%
	Consumer Discretionary: 0.1%
32,438 (3)(4)	Rappi, Inc. - Series E	707,473	0.1

	Health Care: 0.1%
123,878 (3)(4)	Caris Life Sciences, Inc. - Series D	609,480	0.1

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: (continued)
	Information Technology: 0.8%
73,377 (3)(4)	Databricks, Inc., - Series F	$6,787,372	0.6
7,908 (3)(4)	Databricks, Inc., - Series G	731,490	0.1
353,970 (3)(4)	Tanium, Inc. - Series G	1,861,882	0.1
		9,380,744	0.8
	Total Preferred Stock (Cost $6,216,684)	10,697,697	1.0

	Total Long-Term Investments (Cost $874,370,397)	1,148,008,911	100.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.9%
1,950,293 (5)	Bethesda Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $1,950,785, collateralized by various U.S. Government Agency Obligations, 2.500%- 7.311%, Market Value plus accrued interest $1,989,299, due 10/01/27-11/01/54)	1,950,293	0.2
2,664,827 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2024, 4.600%, due 01/02/2025 (Repurchase Amount $2,665,499, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $2,718,124, due 10/01/29-02/01/57)	2,664,827	0.2

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED	PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
113,841 (5)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 12/31/2024, 4.470%, due 01/02/2025 (Repurchase Amount $113,869, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $116,118, due 03/27/25-01/01/55)	$113,841	0.0
2,399,053 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2024, 4.630%, due 01/02/2025 (Repurchase Amount $2,399,662, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $2,447,034, due 11/01/51-12/01/54)	2,399,053	0.2
2,664,827 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2024, 4.740%, due 01/02/2025 (Repurchase Amount $2,665,519, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $2,711,002, due 01/15/26-02/15/53)	2,664,827	0.3
	Total Repurchase Agreements (Cost $9,792,841)	9,792,841	0.9

	Time Deposits: 0.1%
230,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 01/02/2025	230,000	0.0
240,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 01/02/2025	240,000	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
260,000 (5)	Mizuho Bank Ltd., 4.330%, 01/02/2025	$260,000	0.1
240,000 (5)	Royal Bank of Canada, 4.330%, 01/02/2025	240,000	0.0
250,000 (5)	Societe Generale S.A., 4.330%, 01/02/2025	250,000	0.0
250,000 (5)	Toronto-Dominion Bank, 4.350%, 01/02/2025	250,000	0.0
	Total Time Deposits (Cost $1,470,000)	1,470,000	0.1

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.0%
547,857 (6)	T. Rowe Price Government Reserve Fund, 5.400% (Cost $547,857)	$547,857	0.0

	Total Short-Term Investments (Cost $11,810,698)	11,810,698	1.0
	Total Investments in Securities (Cost $886,181,095)	$1,159,819,609	101.0
	Liabilities in Excess of Other Assets	(11,181,728)	(1.0)
	Net Assets	$1,148,637,881	100.0
ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $14,005,350 or 1.2% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED	PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$49,075,612	$—	$—	$49,075,612
Consumer Discretionary	157,550,080	—	—	157,550,080
Consumer Staples	21,615,167	—	—	21,615,167
Energy	47,491,014	—	—	47,491,014
Financials	143,862,931	—	—	143,862,931
Health Care	149,397,297	—	—	149,397,297
Industrials	184,733,791	—	—	184,733,791
Information Technology	320,358,581	—	3,307,653	323,666,234
Materials	11,346,720	—	—	11,346,720
Real Estate	24,707,071	—	—	24,707,071
Utilities	23,865,297	—	—	23,865,297
Total Common Stock	1,134,003,561	—	3,307,653	1,137,311,214
Preferred Stock	—	—	10,697,697	10,697,697
Short-Term Investments	547,857	11,262,841	—	11,810,698
Total Investments, at fair value	$1,134,551,418	$11,262,841	$14,005,350	$1,159,819,609

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2024, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Caris Life Sciences, Inc. - Series D	5/11/2021	$1,003,412	$609,480
Databricks, Inc.	7/24/2020	543,644	3,141,300
Databricks, Inc., - Series F	10/22/2019	1,050,475	6,787,372
Databricks, Inc., - Series G	2/1/2021	467,542	731,490
Rappi, Inc. - Series E	9/8/2020	1,938,042	707,473
Tanium, Inc. - Class B	9/24/2020	360,385	166,353
Tanium, Inc. - Series G	8/26/2015	1,757,213	1,861,882
		$7,120,713	$14,005,350

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2024:

	Fair Value at		Significant	Value or	Weighted	Impact to Valuation
	December 31,	Valuation	Unobservable	Range of	Average of	from an Increase in
Investments, at fair value	2024	Technique(s) *	Input(s)	Input(s)	Inputs ***	Input ****
Common Stocks	$3,307,653	Market Approach	Recent Comparable	—**	—**	—**
			Transaction Price(s)
		Market Approach	Enterprise Value to	6.9x	6.9x	Increase
			Gross Profit Multiple
		Market Approach	Enterprise Value to	5.6x	5.6x	Increase
			Sales Multiple
		Market Approach	DLOM	10%	10%	Decrease

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED	PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

	Fair Value at		Significant	Value or	Weighted	Impact to Valuation
	December 31,	Valuation	Unobservable	Range of	Average of	from an Increase in
Investments, at fair value	2024	Technique(s) *	Input(s)	Input(s)	Inputs ***	Input ****
Preferred Stocks	$10,697,697	Market Approach	Recent Comparable	—**	—**	—**
			Transaction Price(s)
		Market Approach	Enterprise Value to	6.6x – 8.0x	6.6x – 8.0x	Increase
			Gross Profit Multiple
		Market Approach	Enterprise Value to	5.6x	5.6x	Increase
			Sales Multiple
		Market Approach	Enterprise Value to	0.7x – 0.8x	0.7x – 0.8x	Increase
			Gross Merchandise
			Value Multiple
		Market Approach	Enterprise Value to EBITDA Multiple	13.6x – 18.5x	13.6x – 18.5x	Increase
		Market Approach	Projected Enterprise	10x	10x	Increase
			Value to Gross Profit
			Multiple
		Market Approach	Projected Enterprise	6.2x	6.2x	Increase
			Value to Sales
			Multiple
		Market Approach	DLOM	10%	10%	Decrease

Total Investments, at fair value	$14,005,350

*	Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
**	No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio’s management.
***	Unobservable inputs were weighted by the relative fair value of the instruments.
****	Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the year ended December 31, 2024:

	Common Stocks	Preferred Stocks	Total
Beginning balance at December 31, 2023	$2,651,344	$8,900,348	$11,551,692
Purchases	—	—	—
Sales	—	—	—
Accrued discounts/(premiums)	—	—	—
Total realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)*****	656,309	1,797,349	2,453,658
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance at December 31, 2024	$3,307,653	$10,697,697	$14,005,350
Net change in unrealized appreciation (depreciation) on Level 3 securities still
held as of December 31, 2024*****	$656,309	$1,797,349	$2,453,658

*****	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at December 31, 2024 may be due to securities no longer held or categorized as Level 3 at year end.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED	PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $888,329,253.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$312,555,897
Gross Unrealized Depreciation	(41,065,541)
Net Unrealized Appreciation	$271,490,356

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE	PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO	AS OF DECEMBER 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.3%
	Communication Services: 14.7%
534,566	Alphabet, Inc. - Class A	$101,193,344	6.5
1,531	Alphabet, Inc. - Class C	291,564	0.0
5,269 (1)(2)	Epic Games, Inc.	3,356,933	0.2
130,620	Meta Platforms, Inc. - Class A	76,479,316	4.9
34,285 (3)	Netflix, Inc.	30,558,906	2.0
221,939 (3)	Pinterest, Inc. - Class A	6,436,231	0.4
25,272 (3)	Spotify Technology SA	11,306,187	0.7
		229,622,481	14.7

	Consumer Discretionary: 16.3%
619,872 (3)	Amazon.com, Inc.	135,993,718	8.7
1,822	Booking Holdings, Inc.	9,052,461	0.6
285,649 (3)	Chipotle Mexican Grill, Inc.	17,224,635	1.1
464,293 (3)	Coupang, Inc.	10,205,160	0.7
10,100 (3)	Duolingo, Inc.	3,274,723	0.2
21,620	Ferrari NV	9,185,041	0.6
25,198 (3)	Floor & Decor Holdings, Inc. - Class A	2,512,241	0.2
37,429 (3)	Lululemon Athletica, Inc.	14,313,224	0.9
3,000 (3)	MercadoLibre, Inc.	5,101,320	0.3
94,000	Starbucks Corp.	8,577,500	0.6
93,524 (3)	Tesla, Inc.	37,768,732	2.4
		253,208,755	16.3

	Financials: 1.7%
128,488	Charles Schwab Corp.	9,509,397	0.6
18,663	Chubb Ltd.	5,156,587	0.3
59,058 (3)	Fiserv, Inc.	12,131,694	0.8
		26,797,678	1.7

	Health Care: 8.8%
20,271 (3)	Argenx SE, ADR	12,466,665	0.8
27,296	Cigna Group	7,537,517	0.5
60,358	Danaher Corp.	13,855,179	0.9
56,964	Eli Lilly & Co.	43,976,208	2.8
3,849 (3)	IDEXX Laboratories, Inc.	1,591,331	0.1
46,263 (3)	Intuitive Surgical, Inc.	24,147,435	1.5
35,763 (3)	Natera, Inc.	5,661,283	0.4
16,869	Stryker Corp.	6,073,683	0.4
15,234	Thermo Fisher Scientific, Inc.	7,925,184	0.5
28,308	UnitedHealth Group, Inc.	14,319,885	0.9
		137,554,370	8.8

	Industrials: 1.5%
64,999 (3)	Boeing Co.	11,504,823	0.7
29,976	Old Dominion Freight Line, Inc.	5,287,766	0.3
24,062	Rockwell Automation, Inc.	6,876,679	0.5
		23,669,268	1.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: 53.8%
20,134 (3)	Advanced Micro Devices, Inc.	$2,431,986	0.2
179,252	Amphenol Corp. - Class A	12,449,051	0.8
749,426	Apple, Inc.	187,671,259	12.0
42,072 (3)	AppLovin Corp. - Class A	13,624,176	0.9
11,446	ASML Holding N.V.	7,932,994	0.5
32,882 (3)	Atlassian Corp. - Class A	8,002,821	0.5
34,104 (3)	Autodesk, Inc.	10,080,119	0.6
77,500	Broadcom, Inc.	17,967,600	1.2
125,176 (3)	Dynatrace, Inc.	6,803,316	0.4
14,704 (3)	HubSpot, Inc.	10,245,306	0.7
28,481	Intuit, Inc.	17,900,308	1.1
24,700 (3)	Keysight Technologies, Inc.	3,967,561	0.3
7,871 (1)(2)	Magic Leap, Inc. - Class A	—	—
64,022	Mastercard, Inc. - Class A	33,712,065	2.2
446,260	Microsoft Corp.	188,098,590	12.1
2,099 (3)	Monday.com Ltd.	494,189	0.0
1,187,586	NVIDIA Corp.	159,480,924	10.2
20,512	Roper Technologies, Inc.	10,663,163	0.7
20,971	Salesforce, Inc.	7,011,234	0.5
31,170 (3)	ServiceNow, Inc.	33,043,940	2.1
177,547 (3)	Shopify, Inc. - USD - Class A	18,878,573	1.2
67,972 (3)	Snowflake, Inc. - Class A	10,495,557	0.7
51,440 (1)(2)	Stripe, Inc. - Class B	1,415,114	0.1
30,346 (3)	Synopsys, Inc.	14,728,735	0.9
39,200	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,741,608	0.5
26,257 (3)	Teledyne Technologies, Inc.	12,186,661	0.8
129,898	Visa, Inc. - Class A	41,052,964	2.6
		838,079,814	53.8

	Materials: 0.5%
19,655	Linde PLC US	8,228,959	0.5

	Total Common Stock (Cost $960,211,609)	1,517,161,325	97.3

PREFERRED STOCK: 0.5%
	Consumer Discretionary: 0.2%
38,487 (1)(2)	Rappi, Inc. - Series E	839,401	0.1
37,201 (1)(2)	Sila Nanotechnologies, Inc., - Series F	727,421	0.0
18,931 (1)(2)	Waymo LLC., Series A-2	1,520,159	0.1
		3,086,981	0.2

	Health Care: 0.3%
19,402	Sartorius AG	4,311,785	0.3

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE	PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: (continued)
	Industrials: 0.0%
159,700 (1)(2)	GM Cruise Holdings, LLC Class F	$159,700	0.0
132,943 (1)(2)	Nuro, Inc. - Series C	949,213	0.0
		1,108,913	0.0

	Total Preferred Stock (Cost $17,328,075)	8,507,679	0.5

	Total Long-Term Investments (Cost $977,539,684)	1,525,669,004	97.8

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
32,523,012 (4)	T. Rowe Price Government Reserve Fund, 5.400% (Cost $32,523,012)	$32,523,012	2.1

	Total Short-Term Investments (Cost $32,523,012)	32,523,012	2.1

	Total Investments in Securities (Cost $1,010,062,696)	$1,558,192,016	99.9
	Assets in Excess of Other Liabilities	1,356,399	0.1
	Net Assets	$1,559,548,415	100.0

ADR	American Depositary Receipt

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2024, the Portfolio held restricted securities with a fair value of $8,967,941 or 0.6% of net assets. Please refer to the table below for additional details.
(3)	Non-income producing security.
(4)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE	PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO	AS OF DECEMBER 31, 2024 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$226,265,548	$—	$3,356,933	$229,622,481
Consumer Discretionary	253,208,755	—	—	253,208,755
Financials	26,797,678	—	—	26,797,678
Health Care	137,554,370	—	—	137,554,370
Industrials	23,669,268	—	—	23,669,268
Information Technology	836,664,700	—	1,415,114	838,079,814
Materials	8,228,959	—	—	8,228,959
Total Common Stock	1,512,389,278	—	4,772,047	1,517,161,325
Preferred Stock	—	4,311,785	4,195,894	8,507,679
Short-Term Investments	32,523,012	—	—	32,523,012
Total Investments, at fair value	$1,544,912,290	$4,311,785	$8,967,941	$1,558,192,016

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2024, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Epic Games, Inc.	6/18/2020	$3,029,675	$3,356,933
GM Cruise Holdings, LLC Class F	5/7/2019	2,914,525	159,700
Magic Leap, Inc. - Class A	1/20/2016	3,824,971	—
Nuro, Inc. - Series C	10/30/2020	1,735,518	949,213
Rappi, Inc. - Series E	9/8/2020	2,299,446	839,401
Sila Nanotechnologies, Inc., - Series F	1/7/2021	1,535,389	727,421
Stripe, Inc. - Class B	12/17/2019	807,094	1,415,114
Waymo LLC., Series A-2	5/8/2020	1,625,552	1,520,159
		$17,772,170	$8,967,941

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,015,047,153.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$569,710,323
Gross Unrealized Depreciation	(26,565,767)
Net Unrealized Appreciation	$543,144,556

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

		Per Share
Portfolio Name	Type	Amount
Voya Global Bond Portfolio
Class ADV	NII	$-
Class I	NII	$0.0260
Class S	NII	$0.0051
Class ADV	ROC	$0.3040
Class I	ROC	$0.3248
Class S	ROC	$0.3248

Voya Global Insights Portfolio
All Classes	STCG	$0.0266
All Classes	LTCG	$9.5327

Voya International High Dividend Low
Volatility Portfolio
Class ADV	NII	$0.4469
Class I	NII	$0.4961
Class S	NII	$0.4671
Class S2	NII	$0.4538

VY® American Century Small-Mid Cap
Value Portfolio
Class ADV	NII	$0.1436
Class I	NII	$0.1966
Class S	NII	$0.1652
Class S2	NII	$0.1538
All Classes	STCG	$0.0746
All Classes	LTCG	$0.2721

VY® Baron Growth Portfolio
All Classes	LTCG	$1.1057

VY® Columbia Contrarian Core Portfolio
Class ADV	NII	$0.0216
Class I	NII	$0.0767
Class S	NII	$0.0440
All Classes	LTCG	$0.2858

		Per Share
Portfolio Name	Type	Amount
VY® Columbia Small Cap Value II Portfolio
Class ADV	NII	$0.2698
Class I	NII	$0.3569
Class R6	NII	$0.2934
Class S	NII	$0.3130
Class S2	NII	$0.2934
All Classes	LTCG	$1.5308

VY® Invesco Comstock Portfolio
Class ADV	NII	$0.2737
Class I	NII	$0.3763
Class S	NII	$0.3249
All Classes	STCG	$0.0647
All Classes	LTCG	$1.9438

VY® Invesco Equity and Income Portfolio
Class ADV	NII	$1.2624
Class I	NII	$1.4625
Class S	NII	$1.4097
Class S2	NII	$1.3549
All Classes	STCG	$0.0830
All Classes	LTCG	$2.9401

VY® JPMorgan Mid Cap Value
Portfolio
Class ADV	NII	$0.0980
Class I	NII	$0.1736
Class S	NII	$0.1332
Class S2	NII	$0.1145
All Classes	LTCG	$0.8039

VY® T. Rowe Price Diversified Mid Cap
Growth Portfolio
All Classes	LTCG	$1.1618

VY® T. Rowe Price Growth Equity
Portfolio
All Classes	STCG	$0.2631
All Classes	LTCG	$9.5168

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

ROC – Return of capital

TAX INFORMATION (Unaudited) (continued)

Of the ordinary distributions made during the year ended December 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Global Insights Portfolio	99.89%
VY® American Century Small-Mid Cap Value Portfolio	86.25%
VY® Columbia Contrarian Core Portfolio	100.00%
VY® Columbia Small Cap Value II Portfolio	87.12%
VY® Invesco Comstock Portfolio	97.59%
VY® Invesco Equity and Income Portfolio	45.10%
VY® JPMorgan Mid Cap Value Portfolio	100.00%
VY® T. Rowe Price Growth Equity Portfolio	100.00%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Global Insights Portfolio	$655,294,389
VY® American Century Small-Mid Cap Value Portfolio	$7,350,283
VY® Baron Growth Portfolio	$20,917,883
VY® Columbia Contrarian Core Portfolio	$1,508,339
VY® Columbia Small Cap Value II Portfolio	$11,642,375
VY® Invesco Comstock Portfolio	$20,560,265
VY® Invesco Equity and Income Portfolio	$66,208,026
VY® JPMorgan Mid Cap Value Portfolio	$14,857,607
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	$112,345,473
VY® T. Rowe Price Growth Equity Portfolio	$150,764,393

Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Derived from
	Taxes Paid	Amount	Foreign Sourced Income*
Voya International High Dividend Low Volatility Portfolio	$997,056	$0.0343	88.02%

*None of the Portfolio's income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Directors (“Board”) of Voya Partners, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Bond Portfolio, Voya Global Insights Portfolio, Voya International High Dividend Low Volatility Portfolio, VY® American Century Small-Mid Cap Value Portfolio, VY® Baron Growth Portfolio, VY® Columbia Contrarian Core Portfolio, VY® Columbia Small Cap Value II Portfolio, VY® Invesco Comstock Portfolio, VY® Invesco Equity and Income Portfolio, VY® JPMorgan Mid Cap Value Portfolio, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio, and VY® T. Rowe Price Growth Equity Portfolio, each a series of the Company (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”), on behalf of each Portfolio, except Voya Global Insights Portfolio, with Voya Investment Management Co. LLC; American Century Investment Management, Inc.; BAMCO, Inc.; Columbia Management Investment Advisers, LLC; Invesco Advisers, Inc.; J.P. Morgan Investment Management Inc.; and T. Rowe Price Associates, Inc., the respective sub-advisers to each Portfolio (the “Sub-Advisers”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Directors also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors request, and management provides, certain information that the Independent Directors deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Company’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. In addition, the Board considered Voya Global Bond Portfolio’s investment performance compared to an additional performance peer group that is approved by the Board due to the investment structure or strategy of the Portfolio. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Company’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Portfolios do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers with respect to sub-

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Advisers that are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Global Bond Portfolio

In considering whether to approve the renewal of the Contracts for Voya Global Bond Portfolio, the Board

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the ten-year period, the third quintile for the year-to-date, one-year and five-year periods, and the fourth quintile for the three-year period; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year and five-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's net expense ratio is ranked in the first quintile.

Voya Global Insights Portfolio (formerly, VY® Invesco Global Portfolio)

In considering whether to approve the renewal of the Contracts for Voya Global Insights Portfolio (formerly, VY® Invesco Global Portfolio), the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the one-year period, the fourth quintile for the three-year, five-year and ten-year periods, and the fifth quintile for the year-to-date period; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the ten-year period, during which it equaled its performance.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Portfolio’s performance during certain periods; and (2) the recent change to the Portfolio’s Sub-Adviser in November 2023, and that management is monitoring the Sub-Adviser’s performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the first quintile; and (c) the Portfolio's net expense ratio is ranked in the first quintile.

Voya International High Dividend Low Volatility Portfolio

In considering whether to approve the renewal of the Contracts for Voya International High Dividend Low Volatility Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the year-to-date, one-year and three-year periods and the fourth quintile for the five-year and ten-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Portfolio’s performance during certain periods; and (2) the impact of security selection on the Portfolio’s performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the second quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's net expense ratio is ranked in the second quintile.

VY® American Century Small-Mid Cap Value Portfolio

In considering whether to approve the renewal of the Contracts for VY® American Century Small-Mid Cap Value Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the ten-year period, the third quintile for the five-year period, the fourth quintile for the three-year period, and the fifth quintile for the year-to-date and one-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio's net expense ratio is ranked in the third quintile.

VY® Baron Growth Portfolio

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In considering whether to approve the renewal of the Contracts for VY® Baron Growth Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the three-year, five-year and ten-year periods and the fifth quintile for the year-to-date and one-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fourth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio's net expense ratio is ranked in the fifth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive when compared to peers identified by management and similar products for which the Sub-Adviser performs portfolio management services.

VY® Columbia Contrarian Core Portfolio

In considering whether to approve the renewal of the Contracts for VY® Columbia Contrarian Core Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the one-year, five-year and ten-year periods, the second quintile for the three-year period, and the third quintile for the year-to-date period; and (2) the Portfolio outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the third quintile; (b) the Portfolio's contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio's net expense ratio is ranked in the third quintile.

VY® Columbia Small Cap Value II Portfolio

In considering whether to approve the renewal of the Contracts for VY® Columbia Small Cap Value II Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the year-to-date, five-year and ten-year periods, and the fourth quintile for the one-year and three-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the one-year period, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the second quintile; (b) the Portfolio's contractual management fee rate is ranked in the third quintile; and (c) the Portfolio's net expense ratio is ranked in the third quintile.

VY® Invesco Comstock Portfolio

In considering whether to approve the renewal of the Contracts for VY® Invesco Comstock Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the three-year and five-year periods, the second quintile for the one-year and ten-year periods, and the third quintile for the year-to-date period; and (2) the Portfolio outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the second quintile; (b) the Portfolio's contractual management fee rate is ranked in the third quintile; and (c) the Portfolio's net expense ratio is ranked in the second quintile.

VY® Invesco Equity and Income Portfolio

In considering whether to approve the renewal of the Contracts for VY® Invesco Equity and Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date, three-year, five-year and ten-year periods,

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

and the third quintile for the one-year period; and (2) the Portfolio underperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the second quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's net expense ratio is ranked in the second quintile.

VY® JPMorgan Mid Cap Value Portfolio

In considering whether to approve the renewal of the Contracts for VY® JPMorgan Mid Cap Value Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date and ten-year periods and the third quintile for the one-year, three-year and five-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the five-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the second quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's net expense ratio is ranked in the third quintile.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

In considering whether to approve the renewal of the Contracts for VY® T. Rowe Price Diversified Mid Cap Growth Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the three-year and ten-year periods, the second quintile for the year-to-date and five-year periods, and the third quintile for the one-year period; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's net expense ratio is ranked in the second quintile.

VY® T. Rowe Price Growth Equity Portfolio

In considering whether to approve the renewal of the Contracts for VY® T. Rowe Price Growth Equity Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year period, the third quintile for the year-to-date and ten-year periods and the fifth quintile for the three-year and five-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year and five-year periods, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the second quintile; (b) the Portfolio's contractual management fee rate is ranked in the third quintile; and (c) the Portfolio's net expense ratio is ranked in the fourth quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2025.

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VPI (1224)

Annual Report Financial Statements and Other Information

December 31, 2024

Classes ADV, I, R6, S, and S2

Voya Partners, Inc.

■	Voya Solution Aggressive Portfolio

■	Voya Solution Balanced Portfolio

■	Voya Solution Conservative Portfolio

■	Voya Solution Income Portfolio

■	Voya Solution Moderately Aggressive Portfolio
■	Voya Solution 2025 Portfolio
■	Voya Solution 2030 Portfolio

■	Voya Solution 2035 Portfolio
■	Voya Solution 2040 Portfolio

■	Voya Solution 2045 Portfolio
■	Voya Solution 2050 Portfolio
■	Voya Solution 2055 Portfolio
■	Voya Solution 2060 Portfolio
■	Voya Solution 2065 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Solution Aggressive Portfolio, Voya Solution Balanced Portfolio, Voya Solution Conservative Portfolio, Voya Solution Income Portfolio, Voya Solution Moderately Aggressive Portfolio, Voya Solution 2025 Portfolio, Voya Solution 2030 Portfolio, Voya Solution 2035 Portfolio, Voya Solution 2040 Portfolio, Voya Solution 2045 Portfolio, Voya Solution 2050 Portfolio, Voya Solution 2055 Portfolio, Voya Solution 2060 Portfolio and Voya Solution 2065 Portfolio and the Board of Directors of Voya Partners, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Solution Aggressive Portfolio, Voya Solution Balanced Portfolio, Voya Solution Conservative Portfolio, Voya Solution Income Portfolio, Voya Solution Moderately Aggressive Portfolio, Voya Solution 2025 Portfolio, Voya Solution 2030 Portfolio, Voya Solution 2035 Portfolio, Voya Solution 2040 Portfolio, Voya Solution 2045 Portfolio, Voya Solution 2050 Portfolio, Voya Solution 2055 Portfolio, Voya Solution 2060 Portfolio and Voya Solution 2065 Portfolio (collectively referred to as the “Portfolios”) (fourteen of the portfolios constituting Voya Partners, Inc. (the “Company”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (fourteen of the portfolios constituting Voya Partners, Inc.) at December 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio constituting	Statement of Operations	Statements of changes in net assets	Financial highlights
Voya Partners, Inc.

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

	For the year ended December 31, 2024	For each of the two years in the period then ended December 31, 2024	For each of the five years in the period then ended December 31, 2024

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Voya Solution 2065 Portfolio	For the year ended December 31, 2024	For each of the two years in the period then ended December 31, 2024	For each of the four years in the period then ended December 31, 2024 and the period from July 29, 2020 (commencement of operations) through December 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$186,912,525	$189,961,893	$91,269,610	$121,814,719
Investments in unaffiliated underlying funds at fair value**	963,111	–	7,928,808	26,343,531
Cash	130,070	230	149,238	263,345
Receivables:
Investments in affiliated underlying funds sold	109,678	732,222	453,494	681,732
Fund shares sold	161,463	62,463	62,326	7,052
Interest	139	–	87	159
Prepaid expenses	241	321	1,135	1,050
Reimbursement due from Investment Adviser	14,270	–	12,854	4,890
Other assets	14,170	16,015	9,769	24,695
Total assets	188,305,667	190,773,144	99,887,321	149,141,173

LIABILITIES:
Payable for fund shares redeemed	271,141	794,685	515,821	688,784
Payable for investment management fees	30,433	31,494	31,130	31,875
Payable for distribution and shareholder service fees	3,311	8,274	5,616	45,518
Payable to directors under the deferred compensation plan (Note 6)	14,170	16,015	9,769	24,695
Payable for directors fees	270	294	133	425
Payable for shareholder notification costs (Note 6)	–	26,192	–	–
Other accrued expenses and liabilities	59,668	51,207	39,634	39,665
Total liabilities	378,993	928,161	602,103	830,962
NET ASSETS	$187,926,674	$189,844,983	$99,285,218	$148,310,211
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$160,517,993	$175,689,856	$103,494,126	$160,590,586
Total distributable earnings (loss)	27,408,681	14,155,127	(4,208,908)	(12,280,375)
NET ASSETS	$187,926,674	$189,844,983	$99,285,218	$148,310,211
* Cost of investments in affiliated underlying funds	$168,338,232	$175,775,697	$90,583,761	$121,467,276
** Cost of investments in unaffiliated underlying funds	$994,532	$—	$8,143,327	$26,439,185

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
Class ADV
Net assets	$3,840,075	$10,278,881	$5,547,205	$75,150,011
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	266,192	1,104,111	546,893	7,366,074
Net asset value and redemption price per share	$14.43	$9.31	$10.14	$10.20
Class I
Net assets	$147,458,567	$137,700,459	$65,049,996	$14,860,914
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,836,826	14,000,464	6,334,415	1,412,014
Net asset value and redemption price per share	$14.99	$9.84	$10.27	$10.52
Class R6
Net assets	$30,361,534	$25,058,193	$15,291,547	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	2,023,466	2,545,171	1,490,048	n/a
Net asset value and redemption price per share	$15.00	$9.85	$10.26	n/a
Class S
Net assets	$4,501,586	$15,479,148	$11,105,023	$56,011,390
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	305,110	1,633,433	1,090,332	5,372,966
Net asset value and redemption price per share	$14.75	$9.48	$10.18	$10.42
Class S2
Net assets	$1,764,912	$1,328,302	$2,291,447	$2,287,896
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	123,385	140,585	228,123	226,729
Net asset value and redemption price per share	$14.30	$9.45	$10.04	$10.09

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Solution Moderately Aggressive Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$461,757,048	$315,535,792	$50,913,868	$508,187,923
Investments in unaffiliated underlying funds at fair value**	2,381,815	61,194,347	6,613,186	57,202,107
Cash	236,094	557,679	51,180	414,328
Receivables:
Investments in affiliated underlying funds sold	1,587,802	1,115,013	164,527	1,876,771
Fund shares sold	72,182	212,279	12,064	291,239
Interest	273	460	44	427
Prepaid expenses	2,910	2,607	337	3,614
Reimbursement due from Investment Adviser	–	9,928	3,261	–
Other assets	38,081	41,244	1,103	39,603
Total assets	466,076,205	378,669,349	57,759,570	568,016,012

LIABILITIES:
Payable for fund shares redeemed	1,659,984	1,327,292	176,591	2,168,010
Payable for investment management fees	74,578	78,373	12,255	161,346
Payable for distribution and shareholder service fees	96,428	106,334	15,668	146,997
Payable to directors under the deferred compensation plan (Note 6)	38,081	41,244	1,103	39,603
Payable for directors fees	1,187	1,049	139	1,473
Other accrued expenses and liabilities	59,839	90,113	31,373	154,537
Total liabilities	1,930,097	1,644,405	237,129	2,671,966
NET ASSETS	$464,146,108	$377,024,944	$57,522,441	$565,344,046
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$411,489,515	$385,204,750	$56,273,391	$521,637,881
Total distributable earnings (loss)	52,656,593	(8,179,806)	1,249,050	43,706,165
NET ASSETS	$464,146,108	$377,024,944	$57,522,441	$565,344,046
* Cost of investments in affiliated underlying funds	$424,673,587	$308,283,357	$48,818,300	$474,693,732
** Cost of investments in unaffiliated underlying funds	$2,459,521	$61,253,589	$6,442,011	$52,563,743

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio
Class ADV
Net assets	$23,102,223	$134,800,047	$23,326,517	$154,855,148
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,897,748	14,073,143	1,632,722	15,108,147
Net asset value and redemption price per share	$12.17	$9.58	$14.29	$10.25
Class I
Net assets	$7,717,579	$25,659,945	$9,144,869	$50,131,058
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	614,121	2,566,377	611,415	4,672,108
Net asset value and redemption price per share	$12.57	$10.00	$14.96	$10.73
Class R6
Net assets	$36,538,483	n/a	n/a	n/a
Shares authorized	100,000,000	n/a	n/a	n/a
Par value	$0.001	n/a	n/a	n/a
Shares outstanding	2,910,532	n/a	n/a	n/a
Net asset value and redemption price per share	$12.55	n/a	n/a	n/a
Class S
Net assets	$395,276,306	$210,075,439	$24,034,083	$350,793,991
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	31,971,614	21,431,685	1,625,958	33,381,886
Net asset value and redemption price per share	$12.36	$9.80	$14.78	$10.51
Class S2
Net assets	$1,511,517	$6,489,513	$1,016,972	$9,563,849
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	122,165	690,877	70,007	970,280
Net asset value and redemption price per share	$12.37	$9.39	$14.53	$9.86

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$43,578,497	$402,337,383	$37,750,597	$151,881,783
Investments in unaffiliated underlying funds at fair value**	5,306,701	45,266,247	3,827,457	15,113,354
Cash	40,503	320,884	33,866	113,632
Receivables:
Investments in affiliated underlying funds sold	172,659	552,162	23,567	59,906
Fund shares sold	57,918	173,070	69,856	78,786
Interest	40	345	36	128
Prepaid expenses	249	2,803	254	1,063
Reimbursement due from Investment Adviser	2,186	12,709	–	16,962
Other assets	863	28,194	702	6,594
Total assets	49,159,616	448,693,797	41,706,335	167,272,208

LIABILITIES:
Payable for fund shares redeemed	230,576	725,232	93,423	138,692
Payable for investment management fees	10,250	86,445	8,755	31,892
Payable for distribution and shareholder service fees	13,847	114,905	11,281	40,972
Payable to directors under the deferred compensation plan (Note 6)	863	28,194	702	6,594
Payable for directors fees	111	1,152	100	428
Other accrued expenses and liabilities	24,012	120,533	27,750	55,504
Total liabilities	279,659	1,076,461	142,011	274,082
NET ASSETS	$48,879,957	$447,617,336	$41,564,324	$166,998,126
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$45,868,022	$400,894,198	$37,142,888	$146,134,362
Total distributable earnings	3,011,935	46,723,138	4,421,436	20,863,764
NET ASSETS	$48,879,957	$447,617,336	$41,564,324	$166,998,126
* Cost of investments in affiliated underlying funds	$40,657,269	$364,289,385	$34,677,053	$136,506,337
** Cost of investments in unaffiliated underlying funds	$5,025,117	$42,132,377	$3,571,959	$14,015,703

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio
Class ADV
Net assets	$19,490,285	$116,886,646	$15,772,222	$41,568,610
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,261,942	11,407,584	975,608	3,395,096
Net asset value and redemption price per share	$15.44	$10.25	$16.17	$12.24
Class I
Net assets	$5,864,266	$38,132,913	$6,710,354	$21,905,998
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	361,976	3,520,306	393,068	1,701,092
Net asset value and redemption price per share	$16.20	$10.83	$17.07	$12.88
Class S
Net assets	$21,659,357	$286,493,115	$18,077,340	$99,675,084
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,357,597	27,272,367	1,080,717	8,015,401
Net asset value and redemption price per share	$15.95	$10.50	$16.73	$12.44
Class S2
Net assets	$1,866,049	$6,104,662	$1,004,408	$3,848,434
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	120,157	607,135	61,311	311,116
Net asset value and redemption price per share	$15.53	$10.05	$16.38	$12.37

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$30,978,703	$18,455,548
Investments in unaffiliated underlying funds at fair value**	3,079,839	1,929,456
Cash	31,357	17,484
Receivables:
Investments in affiliated underlying funds sold	159,742	23,351
Fund shares sold	23,092	22,062
Interest	33	18
Prepaid expenses	189	104
Reimbursement due from Investment Adviser	—	6,502
Other assets	432	80
Total assets	34,273,387	20,454,605

LIABILITIES:
Payable for fund shares redeemed	182,834	45,413
Payable for investment management fees	11,512	10,835
Payable for distribution and shareholder service fees	8,784	4,354
Payable to directors under the deferred compensation plan (Note 6)	432	80
Payable for directors fees	79	45
Other accrued expenses and liabilities	28,327	17,839
Total liabilities	231,968	78,566
NET ASSETS	$34,041,419	$20,376,039

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$30,673,947	$19,627,504
Total distributable earnings	3,367,472	748,535
NET ASSETS	$34,041,419	$20,376,039

* Cost of investments in affiliated underlying funds	$28,395,937	$17,332,238
** Cost of investments in unaffiliated underlying funds	$2,936,657	$1,839,563

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
Class ADV
Net assets	$11,876,113	$3,891,473
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	990,732	346,278
Net asset value and redemption price per share	$11.99	$11.24
Class I
Net assets	$6,474,085	$4,518,437
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	524,123	416,974
Net asset value and redemption price per share	$12.35	$10.84
Class S
Net assets	$14,782,465	$11,665,111
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,226,184	1,045,040
Net asset value and redemption price per share	$12.06	$11.16
Class S2
Net assets	$908,756	$301,018
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	75,594	26,742
Net asset value and redemption price per share	$12.02	$11.26

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS for the year Ended December 31, 2024

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,609,257	$3,984,234	$2,473,745	$5,087,150
Dividends from unaffiliated underlying funds	27,376	27,116	104,974	904,936
Interest	1,895	2,342	1,540	6,350
Other	412	471	196	866
Total investment income	2,638,940	4,014,163	2,580,455	5,999,302
EXPENSES:
Investment management fees	197,748	219,239	104,782	393,922
Distribution and shareholder service fees:
Class ADV	18,506	44,696	20,107	450,594
Class S	7,571	38,497	16,220	152,787
Class S2	7,547	5,028	5,751	11,412
Class T(1)	—	—	—	146
Transfer agent fees:
Class ADV	6,705	5,819	3,871	38,999
Class I	124,046	43,309	29,726	6,804
Class R6	199	145	193	—
Class S	5,426	9,911	6,258	26,373
Class S2	3,423	818	1,380	1,227
Class T(1)	—	—	—	11
Shareholder reporting expense	2,892	2,620	4,296	1,358
Registration fees	136	—	—	—
Professional fees	8,832	11,322	2,436	27,798
Custody and accounting expense	5,670	6,400	6,682	4,151
Directors fees	2,696	2,938	1,326	4,248
Miscellaneous expense	8,528	7,742	7,055	15,800
Interest expense	1,119	1,337	—	2,758
Total expenses	401,044	399,821	210,083	1,138,388
Waived and reimbursed fees	(94,562)	—	(31,285)	(74,975)
Net expenses	306,482	399,821	178,798	1,063,413
Net investment income	2,332,458	3,614,342	2,401,657	4,935,889
REALIZED AND UNREALIZED GAIN (LOSS):	—	—	—	—
Net realized gain (loss) on:
Sale of affiliated underlying funds	5,287,304	2,372,399	226,216	(3,805,109)
Sale of unaffiliated underlying funds	153,347	(118,107)	(115,779)	259,373
Capital gain distributions from affiliated underlying funds	10,371,503	6,204,906	799,051	2,212,630
Net realized gain (loss)	15,812,154	8,459,198	909,488	(1,333,106)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(6,696,671)	(1,996,935)	(656,874)	7,962,537
Unaffiliated underlying funds	(173,313)	97,434	9,871	(900,123)
Net change in unrealized appreciation (depreciation)	(6,869,984)	(1,899,501)	(647,003)	7,062,414
Net realized and unrealized gain	8,942,170	6,559,697	262,485	5,729,308
Increase in net assets resulting from operations	$11,274,628	$10,174,039	$2,664,142	$10,665,197

(1)	Class T of Voya Solution Income Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS for the year Ended December 31, 2024

	Voya Solution Moderately Aggressive Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$9,363,886	$10,566,757	$1,341,951	$12,552,391
Dividends from unaffiliated underlying funds	258,460	1,938,571	205,418	1,891,986
Interest	15,119	17,114	2,209	20,514
Other	2,309	2,110	265	2,875
Total investment income	9,639,774	12,524,552	1,549,843	14,467,766
EXPENSES:
Investment management fees	920,474	949,249	122,123	1,277,355
Distribution and shareholder service fees:
Class ADV	115,209	799,781	117,705	890,045
Class S	1,022,655	564,142	55,835	881,576
Class S2	5,819	28,402	4,377	39,365
Class T(1)	—	599	8	—
Transfer agent fees:
Class ADV	1,589	69,845	11,793	84,608
Class I	487	11,519	4,258	23,149
Class R6	31	—	—	—
Class S	28,191	98,533	11,189	167,843
Class S2	99	3,100	547	4,682
Class T(1)	—	37	1	—
Shareholder reporting expense	7,260	9,342	512	8,699
Registration fees	95	—	—	—
Professional fees	74,994	71,685	11,712	74,523
Custody and accounting expense	27,414	27,999	4,967	32,685
Directors fees	11,868	10,487	1,387	14,731
Miscellaneous expense	28,437	29,524	8,317	22,041
Interest expense	14,710	17,611	2,885	35,288
Total expenses	2,259,332	2,691,855	357,616	3,556,590
Waived and reimbursed fees	—	(100,418)	(37,049)	(285,285)
Net expenses	2,259,332	2,591,437	320,567	3,271,305
Net investment income	7,380,442	9,933,115	1,229,276	11,196,461
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(933,044)	(2,723,031)	1,839,609	(3,812,893)
Sale of unaffiliated underlying funds	2,199,401	1,215,558	31,935	815,430
Capital gain distributions from affiliated underlying funds	22,592,443	9,174,584	1,654,669	20,871,158
Net realized gain	23,858,800	7,667,111	3,526,213	17,873,695
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	37,047,466	20,590,984	817,730	39,743,251
Unaffiliated underlying funds	(2,459,420)	(2,630,330)	(254,611)	(2,906,782)
Net change in unrealized appreciation (depreciation)	34,588,046	17,960,654	563,119	36,836,469
Net realized and unrealized gain	58,446,846	25,627,765	4,089,332	54,710,164
Increase in net assets resulting from operations	$65,827,288	$35,560,880	$5,318,608	$65,906,625

(1)	Class T of Voya Solution 2025 Portfolio and Voya Solution 2030 Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

12

STATEMENTS OF OPERATIONS for the year Ended December 31, 2024

	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$858,344	$7,351,541	$627,651	$2,467,667
Dividends from unaffiliated underlying funds	159,200	1,525,044	126,766	528,734
Interest	1,363	15,592	1,471	5,895
Other	206	2,242	187	828
Total investment income	1,019,113	8,894,419	756,075	3,003,124
EXPENSES:
Investment management fees	96,952	1,000,909	86,308	370,165
Distribution and shareholder service fees:
Class ADV	91,112	663,349	79,808	258,752
Class S	48,001	711,147	42,261	239,037
Class S2	7,492	24,938	4,317	14,934
Class T(1)	9	143	9	—
Transfer agent fees:
Class ADV	17,538	86,520	20,750	60,538
Class I	4,878	24,358	7,702	23,547
Class S	18,474	185,808	21,978	112,058
Class S2	1,803	4,071	1,401	4,375
Class T(1)	1	15	2	—
Shareholder reporting expense	732	10,221	732	3,036
Professional fees	7,738	64,599	4,035	26,578
Custody and accounting expense	5,235	30,561	5,676	12,774
Directors fees	1,110	11,521	997	4,281
Miscellaneous expense	8,663	22,210	10,521	12,975
Interest expense	3,031	34,814	2,870	13,058
Total expenses	312,769	2,875,184	289,367	1,156,108
Waived and reimbursed fees	(69,200)	(416,915)	(67,758)	(198,418)
Net expenses	243,569	2,458,269	221,609	957,690
Net investment income	775,544	6,436,150	534,466	2,045,434
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	2,095,872	(2,474,218)	2,330,808	3,688,192
Sale of unaffiliated underlying funds	31,036	1,334,613	61,375	593,577
Capital gain distributions from affiliated underlying funds	1,884,739	20,651,460	1,917,545	8,269,696
Net realized gain	4,011,647	19,511,855	4,309,728	12,551,465
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	721,965	38,871,452	759,710	10,550,542
Unaffiliated underlying funds	(233,205)	(2,902,755)	(180,160)	(1,053,321)
Net change in unrealized appreciation (depreciation)	488,760	35,968,697	579,550	9,497,221
Net realized and unrealized gain	4,500,407	55,480,552	4,889,278	22,048,686
Increase in net assets resulting from operations	$5,275,951	$61,916,702	$5,423,744	$24,094,120

(1)	Class T of Voya Solution 2040 Portfolio, Voya Solution 2045 Portfolio, and Voya Solution 2050 Portfolio was fully redeemed on close of business May 1, 2024

See Accompanying Notes to Financial Statements

13

STATEMENTS OF OPERATIONS for the year Ended December 31, 2024

	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$496,540	$289,741
Dividends from unaffiliated underlying funds	99,982	60,244
Interest	1,124	222
Other	148	80
Total investment income	597,794	350,287
EXPENSES:
Investment management fees	68,222	38,925
Distribution and shareholder service fees:
Class ADV	59,665	21,843
Class S	32,446	23,360
Class S2	3,781	1,121
Class T(1)	12	8
Transfer agent fees:
Class ADV	22,440	8,928
Class I	10,763	8,038
Class S	24,442	19,200
Class S2	1,775	575
Class T(1)	4	2
Shareholder reporting expense	2,679	1,452
Registration fees	—	149
Professional fees	3,822	871
Custody and accounting expense	5,080	4,504
Directors fees	789	448
Miscellaneous expense	9,804	9,928
Interest expense	2,408	—
Total expenses	248,132	139,352
Waived and reimbursed fees	(70,209)	(47,376)
Net expenses	177,923	91,976
Net investment income	419,871	258,311
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,587,375	957,114
Sale of unaffiliated underlying funds	24,816	(9,493)
Capital gain distributions from affiliated underlying funds	1,537,995	895,729
Net realized gain	3,150,186	1,843,350
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	850,383	329,376
Unaffiliated underlying funds	(129,532)	(46,372)
Net change in unrealized appreciation (depreciation)	720,851	283,004
Net realized and unrealized gain	3,871,037	2,126,354
Increase in net assets resulting from operations	$4,290,908	$2,384,665

(1)	Class T of Voya Solution 2060 Portfolio and Voya Solution 2065 Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Aggressive Portfolio		Voya Solution Balanced Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$2,332,458	$404,413	$3,614,342	$873,825
Net realized gain (loss)	15,812,154	(714,476)	8,459,198	(2,741,201)
Net change in unrealized appreciation (depreciation)	(6,869,984)	6,278,172	(1,899,501)	9,203,959
Increase in net assets resulting from operations	11,274,628	5,968,109	10,174,039	7,336,583
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(11,299)	(200,039)	—	(852,489)
Class I	(761,722)	(86,455)	(704,345)	(404,261)
Class R6	(152,380)	(1,585,031)	(130,801)	(2,079,000)
Class S	(16,206)	(111,986)	(45,686)	(1,486,807)
Class S2	(6,134)	(113,552)	(2,051)	(104,960)
Total distributions	(947,741)	(2,097,063)	(882,883)	(4,927,517)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,390,656	6,947,717	14,433,322	6,261,928
Proceeds from shares issued in merger (Note 12)	149,184,983	—	133,873,748	—
Reinvestment of distributions	947,741	2,097,063	882,883	4,927,517
	161,523,380	9,044,780	149,189,953	11,189,445
Cost of shares redeemed	(18,593,848)	(6,848,273)	(18,913,320)	(12,120,562)
Net increase (decrease) in net assets resulting from capital share transactions	142,929,532	2,196,507	130,276,633	(931,117)
Net increase in net assets	153,256,419	6,067,553	139,567,789	1,477,949
NET ASSETS:
Beginning of year or period	34,670,255	28,602,702	50,277,194	48,799,245
End of year or period	$187,926,674	$34,670,255	$189,844,983	$50,277,194

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Conservative Portfolio		Voya Solution Income Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$2,401,657	$395,194	$4,935,889	$4,531,531
Net realized gain (loss)	909,488	(1,568,341)	(1,333,106)	(10,722,440)
Net change in unrealized appreciation (depreciation)	(647,003)	2,320,105	7,062,414	25,465,999
Increase in net assets resulting from operations	2,664,142	1,146,958	10,665,197	19,275,090
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(12,023)	(118,557)	(2,344,795)	(3,685,467)
Class I	(255,062)	(19,487)	(462,973)	(945,654)
Class R6	(74,930)	(399,928)	—	—
Class S	(45,141)	(80,147)	(1,650,168)	(2,633,189)
Class S2	(6,882)	(26,086)	(75,839)	(124,036)
Class T(1)	—	—	—	(2,020)
Total distributions	(394,038)	(644,205)	(4,533,775)	(7,390,366)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,557,945	4,357,942	7,044,378	7,967,661
Proceeds from shares issued in merger (Note 12)	90,838,128	—	—	—
Reinvestment of distributions	394,038	644,205	4,533,775	7,390,274
	105,790,111	5,002,147	11,578,153	15,357,935
Cost of shares redeemed	(18,927,438)	(11,185,956)	(52,757,737)	(50,350,763)
Net increase (decrease) in net assets resulting from capital share transactions	86,862,673	(6,183,809)	(41,179,584)	(34,992,828)
Net increase (decrease) in net assets	89,132,777	(5,681,056)	(35,048,162)	(23,108,104)
NET ASSETS:
Beginning of year or period	10,152,441	15,833,497	183,358,373	206,466,477
End of year or period	$99,285,218	$10,152,441	$148,310,211	$183,358,373

(1)	Class T of Voya Solution Income Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Moderately Aggressive Portfolio		Voya Solution 2025 Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$7,380,442	$6,236,445	$9,933,115	$8,985,956
Net realized gain (loss)	23,858,800	(1,211,661)	7,667,111	(20,483,120)
Net change in unrealized appreciation (depreciation)	34,588,046	72,915,250	17,960,654	68,831,803
Increase in net assets resulting from operations	65,827,288	77,940,034	35,560,880	57,334,639
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(491,509)	(1,778,994)	(3,248,567)	(7,140,676)
Class I	(187,712)	(448,994)	(627,365)	(1,617,979)
Class R6	(843,234)	(2,586,052)	—	—
Class S	(9,295,743)	(36,169,779)	(4,962,120)	(10,161,877)
Class S2	(33,119)	(104,004)	(149,152)	(312,719)
Class T(1)	—	—	—	(10,507)
Total distributions	(10,851,317)	(41,087,823)	(8,987,204)	(19,243,758)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,937,976	12,440,582	20,698,074	20,851,089
Reinvestment of distributions	10,851,317	41,087,823	8,987,204	19,243,758
	23,789,293	53,528,405	29,685,278	40,094,847
Cost of shares redeemed	(83,302,641)	(70,271,165)	(122,920,603)	(95,145,979)
Net decrease in net assets resulting from capital share transactions	(59,513,348)	(16,742,760)	(93,235,325)	(55,051,132)
Net increase (decrease) in net assets	(4,537,377)	20,109,451	(66,661,649)	(16,960,251)
NET ASSETS:
Beginning of year or period	468,683,485	448,574,034	443,686,593	460,646,844
End of year or period	$464,146,108	$468,683,485	$377,024,944	$443,686,593

(1)	Class T of Voya Solution 2025 Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2030 Portfolio		Voya Solution 2035 Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$1,229,276	$946,873	$11,196,461	$9,412,859
Net realized gain (loss)	3,526,213	(3,882,155)	17,873,695	(12,577,897)
Net change in unrealized appreciation (depreciation)	563,119	10,028,133	36,836,469	92,835,957
Increase in net assets resulting from operations	5,318,608	7,092,851	65,906,625	89,670,919
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(376,602)	(929,774)	(2,703,713)	(10,972,912)
Class I	(172,550)	(363,281)	(890,415)	(3,390,034)
Class S	(383,674)	(748,014)	(5,773,495)	(20,874,983)
Class S2	(19,147)	(30,615)	(143,445)	(696,924)
Class T(1)	—	(65)	—	—
Total distributions	(951,973)	(2,071,749)	(9,511,068)	(35,934,853)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,326,183	15,139,113	39,499,446	35,122,770
Reinvestment of distributions	951,973	2,071,686	9,511,068	35,934,853
	17,278,156	17,210,799	49,010,514	71,057,623
Cost of shares redeemed	(17,626,423)	(17,104,352)	(120,896,252)	(80,143,079)
Net increase (decrease) in net assets resulting from capital share transactions	(348,267)	106,447	(71,885,738)	(9,085,456)
Net increase (decrease) in net assets	4,018,368	5,127,549	(15,490,181)	44,650,610
NET ASSETS:
Beginning of year or period	53,504,073	48,376,524	580,834,227	536,183,617
End of year or period	$57,522,441	$53,504,073	$565,344,046	$580,834,227

(1)	Class T of Voya Solution 2030 Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2040 Portfolio		Voya Solution 2045 Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$775,544	$585,225	$6,436,150	$6,156,536
Net realized gain (loss)	4,011,647	(3,356,425)	19,511,855	(12,622,590)
Net change in unrealized appreciation (depreciation)	488,760	9,597,654	35,968,697	85,778,245
Increase in net assets resulting from operations	5,275,951	6,826,454	61,916,702	79,312,191

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(223,408)	(856,659)	(1,652,649)	(10,024,810)
Class I	(84,198)	(417,256)	(570,115)	(3,419,709)
Class S	(262,034)	(884,407)	(3,937,723)	(20,873,431)
Class S2	(21,367)	(106,398)	(74,022)	(522,908)
Class T(1)	—	(208)	—	(4,302)
Total distributions	(591,007)	(2,264,928)	(6,234,509)	(34,845,160)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,931,455	10,729,986	30,025,523	27,531,525
Reinvestment of distributions	591,007	2,264,720	6,234,509	34,845,160
	14,522,462	12,994,706	36,260,032	62,376,685
Cost of shares redeemed	(10,067,478)	(17,203,428)	(98,995,923)	(71,668,094)
Net increase (decrease) in net assets resulting from capital share transactions	4,454,984	(4,208,722)	(62,735,891)	(9,291,409)
Net increase (decrease) in net assets	9,139,928	352,804	(7,053,698)	35,175,622

NET ASSETS:
Beginning of year or period	39,740,029	39,387,225	454,671,034	419,495,412
End of year or period	$48,879,957	$39,740,029	$447,617,336	$454,671,034

(1)	Class T of Voya Solution 2040 Portfolio and Voya Solution 2045 Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2050 Portfolio		Voya Solution 2055 Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$534,466	$450,245	$2,045,434	$1,945,766
Net realized gain (loss)	4,309,728	(2,208,096)	12,551,465	(6,284,554)
Net change in unrealized appreciation (depreciation)	579,550	8,054,648	9,497,221	33,184,341
Increase in net assets resulting from operations	5,423,744	6,296,797	24,094,120	28,845,553

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(160,015)	(811,733)	(675,917)	(2,477,627)
Class I	(81,815)	(348,867)	(318,089)	(1,058,375)
Class S	(203,728)	(720,411)	(1,340,499)	(4,229,438)
Class S2	(9,575)	(48,640)	(45,878)	(160,283)
Class T(1)	—	(218)	—	—
Total distributions	(455,133)	(1,929,869)	(2,380,383)	(7,925,723)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,006,672	10,190,626	20,849,516	19,778,395
Reinvestment of distributions	455,133	1,929,651	2,380,383	7,925,723
	11,461,805	12,120,277	23,229,899	27,704,118
Cost of shares redeemed	(10,755,833)	(13,835,492)	(40,706,328)	(35,722,772)
Net increase (decrease) in net assets resulting from capital share transactions	705,972	(1,715,215)	(17,476,429)	(8,018,654)
Net increase in net assets	5,674,583	2,651,713	4,237,308	12,901,176

NET ASSETS:
Beginning of year or period	35,889,741	33,238,028	162,760,818	149,859,642
End of year or period	$41,564,324	$35,889,741	$166,998,126	$162,760,818

(1)	Class T of Voya Solution 2050 Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2060 Portfolio		Voya Solution 2065 Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$419,871	$359,205	$258,311	$183,044
Net realized gain (loss)	3,150,186	(1,417,649)	1,843,350	(117,388)
Net change in unrealized appreciation (depreciation)	720,851	6,002,081	283,004	1,950,857
Increase in net assets resulting from operations	4,290,908	4,943,637	2,384,665	2,016,513

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(182,401)	(498,798)	(343,925)	(1,985)
Class I	(111,643)	(280,300)	(426,411)	(133,338)
Class S	(221,100)	(487,642)	(1,031,004)	(68,650)
Class S2	(12,228)	(39,846)	(26,225)	(126)
Class T(1)	—	(239)	—	—
Total distributions	(527,372)	(1,306,825)	(1,827,565)	(204,099)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,486,417	8,232,138	8,216,563	5,736,253
Reinvestment of distributions	527,372	1,306,825	1,827,565	204,099
	10,013,789	9,538,963	10,044,128	5,940,352
Cost of shares redeemed	(8,237,496)	(10,113,290)	(4,277,390)	(1,861,155)
Net increase (decrease) in net assets resulting from capital share transactions	1,776,293	(574,327)	5,766,738	4,079,197
Net increase in net assets	5,539,829	3,062,485	6,323,838	5,891,611

NET ASSETS:
Beginning of year or period	28,501,590	25,439,105	14,052,201	8,160,590
End of year or period	$34,041,419	$28,501,590	$20,376,039	$14,052,201

(1)	Class T of Voya Solution 2060 Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Aggressive Portfolio
Class ADV
12-31-24	12.39	0.22	•	1.86	2.08	—	0.04	—	0.04	—	14.43	16.83	0.92	0.82	0.82	1.63	3,840	31
12-31-23	10.95	0.10	•	2.12	2.22	0.25	0.53	—	0.78	—	12.39	20.63	1.00	0.87	0.87	0.85	3,455	41
12-31-22	16.45	0.07	•	(3.23)	(3.16)	0.32	2.02	—	2.34	—	10.95	(20.13)	0.94	0.86	0.86	0.56	3,524	93
12-31-21	13.91	0.06	•	2.62	2.68	0.14	—	—	0.14	—	16.45	19.31	0.93	0.81	0.81	0.37	4,406	58
12-31-20	13.08	0.10		1.76	1.86	0.15	0.88	—	1.03	—	13.91	15.53	1.00	0.81	0.81	0.64	3,744	85
Class I
12-31-24	12.83	0.32	•	1.91	2.23	0.03	0.04	—	0.07	—	14.99	17.47	0.37	0.25	0.25	2.20	147,459	31
12-31-23	11.33	0.16	•	2.19	2.35	0.32	0.53	—	0.85	—	12.83	21.21	0.50	0.37	0.37	1.35	1,379	41
12-31-22	16.92	0.17	•	(3.35)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.44	0.36	0.36	1.34	966	93
12-31-21	14.29	0.13	•	2.70	2.83	0.20	—	—	0.20	—	16.92	19.87	0.43	0.31	0.31	0.82	488	58
12-31-20	13.42	0.12	•	1.85	1.97	0.22	0.88	—	1.10	—	14.29	16.09	0.50	0.31	0.31	0.94	294	85
Class R6
12-31-24	12.84	0.31	•	1.92	2.23	0.03	0.04	—	0.07	—	15.00	17.45	0.24	0.24	0.24	2.21	30,362	31
12-31-23	11.33	0.17	•	2.20	2.37	0.33	0.53	—	0.86	—	12.84	21.32	0.30	0.30	0.30	1.42	26,323	41
12-31-22	16.92	0.15	•	(3.33)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.32	0.32	0.32	1.14	20,169	93
12-31-21	14.29	0.15	•	2.68	2.83	0.20	—	—	0.20	—	16.92	19.86	0.33	0.31	0.31	0.94	21,062	58
12-31-20	13.41	0.16	•	1.82	1.98	0.22	0.88	—	1.10	—	14.29	16.19	0.38	0.31	0.31	1.23	16,188	85
Class S
12-31-24	12.65	0.27	•	1.88	2.15	0.01	0.04	—	0.05	—	14.75	17.07	0.65	0.54	0.54	1.91	4,502	31
12-31-23	11.15	0.13	•	2.16	2.29	0.26	0.53	—	0.79	—	12.65	20.90	0.75	0.62	0.62	1.10	1,658	41
12-31-22	16.69	0.08	•	(3.25)	(3.17)	0.35	2.02	—	2.37	—	11.15	(19.89)	0.69	0.61	0.61	0.57	2,590	93
12-31-21	14.10	0.10	•	2.66	2.76	0.17	—	—	0.17	—	16.69	19.62	0.68	0.56	0.56	0.64	4,426	58
12-31-20	13.25	0.10	•	1.82	1.92	0.19	0.88	—	1.07	—	14.10	15.83	0.75	0.56	0.56	0.80	3,666	85
Class S2
12-31-24	12.27	0.23	•	1.84	2.07	—	0.04	—	0.04	—	14.30	16.91	0.82	0.72	0.72	1.73	1,765	31
12-31-23	10.88	0.11	•	2.09	2.20	0.28	0.53	—	0.81	—	12.27	20.64	0.90	0.77	0.77	0.95	1,855	41
12-31-22	16.36	0.08	•	(3.20)	(3.12)	0.34	2.02	—	2.36	—	10.88	(20.00)	0.84	0.76	0.76	0.63	1,354	93
12-31-21	13.81	0.06	•	2.62	2.68	0.13	—	—	0.13	—	16.36	19.42	0.83	0.71	0.71	0.37	1,434	58
12-31-20	13.01	0.10	•	1.76	1.86	0.18	0.88	—	1.06	—	13.81	15.70	0.90	0.71	0.71	0.80	2,038	85
Voya Solution Balanced Portfolio
Class ADV
12-31-24	8.31	0.23	•	0.77	1.00	—	—	—	—	—	9.31	12.03	0.80	0.80	0.80	2.62	10,279	25
12-31-23	7.98	0.12	•	1.09	1.21	0.32	0.56	—	0.88	—	8.31	15.66	0.83	0.83	0.83	1.45	8,830	37
12-31-22	11.48	0.08	•	(2.05)	(1.97)	0.35	1.18	—	1.53	—	7.98	(18.03)	0.84	0.84	0.84	0.83	8,837	87
12-31-21	10.26	0.10	•	1.29	1.39	0.17	—	—	0.17	—	11.48	13.63	0.86	0.80	0.80	0.92	10,713	50
12-31-20	9.74	0.11	•	1.06	1.17	0.17	0.48	—	0.65	—	10.26	12.75	0.89	0.81	0.81	1.22	9,774	79
Class I
12-31-24	8.78	0.31	•	0.80	1.11	0.05	—	—	0.05	—	9.84	12.66	0.26	0.26	0.26	3.15	137,700	25
12-31-23	8.39	0.17	•	1.15	1.32	0.37	0.56	—	0.93	—	8.78	16.25	0.33	0.33	0.33	1.95	4,154	37
12-31-22	11.98	0.14	•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.34	0.34	0.34	1.43	3,906	87
12-31-21	10.70	0.17	•	1.34	1.51	0.23	—	—	0.23	—	11.98	14.15	0.36	0.30	0.30	1.49	3,831	50
12-31-20	10.14	0.18	•	1.09	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.39	0.31	0.31	1.88	3,224	79
Class R6
12-31-24	8.78	0.30	•	0.82	1.12	0.05	—	—	0.05	—	9.85	12.78	0.24	0.24	0.24	3.18	25,058	25
12-31-23	8.39	0.17	•	1.15	1.32	0.37	0.56	—	0.93	—	8.78	16.30	0.27	0.27	0.27	2.01	21,849	37
12-31-22	11.98	0.14	•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.29	0.29	0.29	1.39	19,887	87

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Balanced Portfolio (continued)
Class R6 (continued)
12-31-21	10.70	0.16	•	1.35	1.51	0.23	—	—	0.23	—	11.98	14.15	0.30	0.30	0.30	1.42	24,204	50
12-31-20	10.14	0.17	•	1.10	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.32	0.31	0.31	1.77	22,189	79
Class S
12-31-24	8.46	0.26	•	0.79	1.05	0.03	—	—	0.03	—	9.48	12.37	0.55	0.55	0.55	2.87	15,479	25
12-31-23	8.10	0.14	•	1.12	1.26	0.34	0.56	—	0.90	—	8.46	16.07	0.58	0.58	0.58	1.70	14,310	37
12-31-22	11.63	0.09	•	(2.07)	(1.98)	0.37	1.18	—	1.55	—	8.10	(17.90)	0.59	0.59	0.59	1.00	15,078	87
12-31-21	10.39	0.13	•	1.31	1.44	0.20	—	—	0.20	—	11.63	13.96	0.61	0.55	0.55	1.18	24,044	50
12-31-20	9.87	0.16		1.04	1.20	0.20	0.48	—	0.68	—	10.39	12.95	0.64	0.56	0.56	1.49	19,713	79
Class S2
12-31-24	8.44	0.25	•	0.77	1.02	0.01	—	—	0.01	—	9.45	12.15	0.70	0.70	0.70	2.72	1,328	25
12-31-23	8.09	0.13	•	1.11	1.24	0.33	0.56	—	0.89	—	8.44	15.84	0.73	0.73	0.73	1.55	1,135	37
12-31-22	11.60	0.09	•	(2.08)	(1.99)	0.34	1.18	—	1.52	—	8.09	(17.99)	0.74	0.74	0.74	0.96	1,091	87
12-31-21	10.34	0.11	•	1.31	1.42	0.16	—	—	0.16	—	11.60	13.80	0.76	0.70	0.70	1.00	1,556	50
12-31-20	9.83	0.11	•	1.08	1.19	0.20	0.48	—	0.68	—	10.34	12.81	0.79	0.71	0.71	1.22	1,621	79
Voya Solution Conservative Portfolio
Class ADV
12-31-24	9.58	0.41	•	0.17	0.58	0.02	—	—	0.02	—	10.14	6.08	0.83	0.76	0.76	4.11	5,547	35
12-31-23	9.19	0.22	•	0.57	0.79	0.27	0.13	—	0.40	—	9.58	8.79	0.99	0.74	0.74	2.40	2,751	58
12-31-22	11.96	0.13	•	(1.72)	(1.59)	0.35	0.83	—	1.18	—	9.19	(13.78)	0.97	0.74	0.74	1.31	3,388	80
12-31-21	11.80	0.17	•	0.45	0.62	0.27	0.19	—	0.46	—	11.96	5.26	0.95	0.69	0.69	1.42	4,030	54
12-31-20	11.24	0.21	•	0.84	1.05	0.28	0.21	—	0.49	—	11.80	9.59	0.95	0.70	0.70	1.90	4,658	91
Class I
12-31-24	9.67	0.47	•	0.17	0.64	0.04	—	—	0.04	—	10.27	6.62	0.33	0.26	0.26	4.60	65,050	35
12-31-23	9.28	0.27	•	0.57	0.84	0.32	0.13	—	0.45	—	9.67	9.32	0.49	0.24	0.24	2.90	445	58
12-31-22	12.07	0.18	•	(1.74)	(1.56)	0.40	0.83	—	1.23	—	9.28	(13.36)	0.47	0.24	0.24	1.73	415	80
12-31-21	11.92	0.27	•	0.42	0.69	0.35	0.19	—	0.54	—	12.07	5.85	0.45	0.19	0.19	2.24	913	54
12-31-20	11.41	0.24	•	0.86	1.10	0.38	0.21	—	0.59	—	11.92	9.99	0.45	0.20	0.20	2.17	238	91
Class R6
12-31-24	9.66	0.47	•	0.18	0.65	0.05	—	—	0.05	—	10.26	6.72	0.24	0.24	0.24	4.62	15,292	35
12-31-23	9.28	0.27	•	0.56	0.83	0.32	0.13	—	0.45	—	9.66	9.26	0.41	0.24	0.24	2.90	4,641	58
12-31-22	12.07	0.19	•	(1.74)	(1.55)	0.41	0.83	—	1.24	—	9.28	(13.34)	0.39	0.24	0.24	1.84	9,008	80
12-31-21	11.93	0.24	•	0.44	0.68	0.35	0.19	—	0.54	—	12.07	5.77	0.37	0.19	0.19	1.95	9,365	54
12-31-20	11.41	0.28	•	0.83	1.11	0.38	0.21	—	0.59	—	11.93	10.09	0.39	0.20	0.20	2.46	7,547	91
Class S
12-31-24	9.62	0.44	•	0.16	0.60	0.04	—	—	0.04	—	10.18	6.22	0.58	0.51	0.51	4.36	11,105	35
12-31-23	9.23	0.25	•	0.57	0.82	0.30	0.13	—	0.43	—	9.62	9.12	0.74	0.49	0.49	2.65	1,654	58
12-31-22	12.01	0.16	•	(1.74)	(1.58)	0.37	0.83	—	1.20	—	9.23	(13.60)	0.72	0.49	0.49	1.57	1,782	80
12-31-21	11.87	0.20	•	0.45	0.65	0.32	0.19	—	0.51	—	12.01	5.52	0.70	0.44	0.44	1.67	2,203	54
12-31-20	11.34	0.24	•	0.84	1.08	0.34	0.21	—	0.55	—	11.87	9.83	0.70	0.45	0.45	2.14	2,215	91
Class S2
12-31-24	9.48	0.42	•	0.17	0.59	0.03	—	—	0.03	—	10.04	6.24	0.73	0.66	0.66	4.21	2,291	35
12-31-23	9.09	0.23	•	0.55	0.78	0.26	0.13	—	0.39	—	9.48	8.88	0.89	0.64	0.64	2.50	662	58
12-31-22	11.85	0.15	•	(1.72)	(1.57)	0.36	0.83	—	1.19	—	9.09	(13.75)	0.87	0.64	0.64	1.47	1,241	80
12-31-21	11.73	0.18	•	0.44	0.62	0.31	0.19	—	0.50	—	11.85	5.34	0.85	0.59	0.59	1.53	1,237	54
12-31-20	11.25	0.24	•	0.82	1.06	0.37	0.21	—	0.58	—	11.73	9.69	0.85	0.60	0.60	2.19	1,438	91
Voya Solution Income Portfolio
Class ADV
12-31-24	9.88	0.28	•	0.30	0.58	0.26	—	—	0.26	—	10.20	5.90	0.81	0.76	0.76	2.77	75,150	35

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Income Portfolio (continued)
Class ADV (continued)
12-31-23	9.29	0.21	•	0.74	0.95	0.27	0.09	—	0.36	—	9.88	10.47	0.80	0.75	0.75	2.19	96,456	35
12-31-22	12.75	0.13	•	(1.99)	(1.86)	0.43	1.17	—	1.60	—	9.29	(15.32)	0.80	0.75	0.75	1.26	103,030	47
12-31-21	12.81	0.17	•	0.62	0.79	0.36	0.49	—	0.85	—	12.75	6.16	0.81	0.72	0.72	1.29	144,001	35
12-31-20	11.76	0.21	•	1.13	1.34	0.26	0.03	—	0.29	—	12.81	11.61	0.81	0.71	0.71	1.75	150,215	50
Class I
12-31-24	10.18	0.34	•	0.31	0.65	0.31	—	—	0.31	—	10.52	6.47	0.31	0.26	0.26	3.27	14,861	35
12-31-23	9.58	0.27	•	0.75	1.02	0.33	0.09	—	0.42	—	10.18	10.91	0.30	0.25	0.25	2.69	19,608	35
12-31-22	13.10	0.19	•	(2.04)	(1.85)	0.50	1.17	—	1.67	—	9.58	(14.82)	0.30	0.25	0.25	1.75	28,449	47
12-31-21	13.13	0.23	•	0.64	0.87	0.41	0.49	—	0.90	—	13.10	6.69	0.31	0.22	0.22	1.77	40,086	35
12-31-20	12.05	0.26	•	1.18	1.44	0.33	0.03	—	0.36	—	13.13	12.18	0.31	0.21	0.21	2.15	46,389	50
Class S
12-31-24	10.08	0.31	•	0.32	0.63	0.29	—	—	0.29	—	10.42	6.23	0.56	0.51	0.51	3.02	56,011	35
12-31-23	9.49	0.24	•	0.74	0.98	0.30	0.09	—	0.39	—	10.08	10.57	0.55	0.50	0.50	2.44	64,105	35
12-31-22	12.98	0.17	•	(2.03)	(1.86)	0.46	1.17	—	1.63	—	9.49	(15.01)	0.55	0.50	0.50	1.53	71,665	47
12-31-21	13.03	0.20	•	0.63	0.83	0.39	0.49	—	0.88	—	12.98	6.37	0.56	0.47	0.47	1.52	93,573	35
12-31-20	11.95	0.24	•	1.16	1.40	0.29	0.03	—	0.32	—	13.03	11.94	0.56	0.46	0.46	2.00	105,135	50
Class S2
12-31-24	9.77	0.29	•	0.30	0.59	0.27	—	—	0.27	—	10.09	6.06	0.71	0.66	0.66	2.87	2,288	35
12-31-23	9.20	0.22	•	0.72	0.94	0.28	0.09	—	0.37	—	9.77	10.47	0.70	0.65	0.65	2.29	3,119	35
12-31-22	12.62	0.14	•	(1.97)	(1.83)	0.42	1.17	—	1.59	—	9.20	(15.17)	0.70	0.65	0.65	1.28	3,259	47
12-31-21	12.70	0.18	•	0.61	0.79	0.38	0.49	—	0.87	—	12.62	6.25	0.71	0.62	0.62	1.43	5,629	35
12-31-20	11.65	0.22	•	1.12	1.34	0.26	0.03	—	0.29	—	12.70	11.74	0.71	0.61	0.61	1.84	5,194	50
Voya Solution Moderately Aggressive Portfolio
Class ADV
12-31-24	10.86	0.15	•	1.42	1.57	0.14	0.12	—	0.26	—	12.17	14.54	0.74	0.74	0.74	1.30	23,102	29
12-31-23	10.06	0.12	•	1.66	1.78	0.34	0.64	—	0.98	—	10.86	18.23	0.75	0.75	0.75	1.11	21,532	26
12-31-22	14.96	0.09	•	(2.80)	(2.71)	0.41	1.78	—	2.19	—	10.06	(19.01)	0.77	0.77	0.77	0.74	20,306	71
12-31-21	12.98	0.09	•	2.09	2.18	0.20	—	—	0.20	—	14.96	16.87	0.78	0.81	0.81	0.66	26,263	41
12-31-20	12.54	0.14		1.40	1.54	0.21	0.89	—	1.10	—	12.98	13.59	0.77	0.81	0.81	1.03	24,171	47
Class I
12-31-24	11.20	0.22	•	1.46	1.68	0.19	0.12	—	0.31	—	12.57	15.14	0.24	0.24	0.24	1.79	7,718	29
12-31-23	10.35	0.17	•	1.72	1.89	0.40	0.64	—	1.04	—	11.20	18.85	0.25	0.25	0.25	1.61	5,819	26
12-31-22	15.33	0.17	•	(2.89)	(2.72)	0.48	1.78	—	2.26	—	10.35	(18.60)	0.27	0.27	0.27	1.37	4,576	71
12-31-21	13.29	0.17	•	2.14	2.31	0.27	—	—	0.27	—	15.33	17.42	0.28	0.31	0.31	1.19	5,090	41
12-31-20	12.81	0.18	•	1.46	1.64	0.27	0.89	—	1.16	—	13.29	14.23	0.27	0.31	0.31	1.54	4,726	47
Class R6
12-31-24	11.18	0.22	•	1.46	1.68	0.19	0.12	—	0.31	—	12.55	15.16	0.23	0.23	0.23	1.80	36,538	29
12-31-23	10.34	0.17	•	1.71	1.88	0.40	0.64	—	1.04	—	11.18	18.77	0.24	0.24	0.24	1.62	32,231	26
12-31-22	15.32	0.16	•	(2.87)	(2.71)	0.49	1.78	—	2.27	—	10.34	(18.61)	0.27	0.27	0.27	1.30	26,694	71
12-31-21	13.28	0.18	•	2.13	2.31	0.27	—	—	0.27	—	15.32	17.44	0.27	0.30	0.30	1.25	30,360	41
12-31-20	12.80	0.19	•	1.45	1.64	0.27	0.89	—	1.16	—	13.28	14.24	0.26	0.30	0.30	1.58	23,965	47
Class S
12-31-24	11.02	0.18	•	1.44	1.62	0.16	0.12	—	0.28	—	12.36	14.82	0.49	0.49	0.49	1.55	395,276	29
12-31-23	10.19	0.14	•	1.70	1.84	0.37	0.64	—	1.01	—	11.02	18.61	0.50	0.50	0.50	1.36	407,787	26
12-31-22	15.13	0.12	•	(2.84)	(2.72)	0.44	1.78	—	2.22	—	10.19	(18.87)	0.52	0.52	0.52	0.97	396,000	71
12-31-21	13.12	0.13	•	2.11	2.24	0.23	—	—	0.23	—	15.13	17.16	0.53	0.56	0.56	0.89	562,208	41
12-31-20	12.66	0.17		1.42	1.59	0.24	0.89	—	1.13	—	13.12	13.92	0.52	0.56	0.56	1.27	552,268	47

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Moderately Aggressive Portfolio (continued)
Class S2
12-31-24	11.04	0.17	•	1.43	1.60	0.15	0.12	—	0.27	—	12.37	14.63	0.64	0.64	0.64	1.39	1,512	29
12-31-23	10.21	0.13	•	1.69	1.82	0.35	0.64	—	0.99	—	11.04	18.42	0.65	0.65	0.65	1.21	1,315	26
12-31-22	15.13	0.09	•	(2.82)	(2.73)	0.41	1.78	—	2.19	—	10.21	(18.98)	0.67	0.67	0.67	0.74	998	71
12-31-21	13.14	0.12	•	2.10	2.22	0.23	—	—	0.23	—	15.13	16.99	0.68	0.71	0.71	0.84	1,851	41
12-31-20	12.69	0.16	•	1.41	1.57	0.23	0.89	—	1.12	—	13.14	13.70	0.67	0.71	0.71	1.32	1,280	47
Voya Solution 2025 Portfolio
Class ADV
12-31-24	9.02	0.21	•	0.54	0.75	0.19	—	—	0.19	—	9.58	8.38	0.81	0.79	0.79	2.20	134,800	42
12-31-23	8.30	0.16	•	0.94	1.10	0.22	0.16	—	0.38	—	9.02	13.43	0.79	0.77	0.77	1.83	168,233	33
12-31-22	12.44	0.11	•	(2.18)	(2.07)	0.44	1.63	—	2.07	—	8.30	(17.69)	0.80	0.74	0.74	1.16	170,434	53
12-31-21	12.12	0.14	•	1.10	1.24	0.33	0.59	—	0.92	—	12.44	10.40	0.81	0.70	0.70	1.16	234,207	36
12-31-20	11.37	0.15	•	1.29	1.44	0.21	0.48	—	0.69	—	12.12	13.30	0.80	0.71	0.71	1.38	246,302	60
Class I
12-31-24	9.41	0.27	•	0.56	0.83	0.24	—	—	0.24	—	10.00	8.88	0.31	0.29	0.29	2.70	25,660	42
12-31-23	8.65	0.21	•	0.98	1.19	0.27	0.16	—	0.43	—	9.41	13.98	0.29	0.27	0.27	2.33	36,195	33
12-31-22	12.88	0.17	•	(2.26)	(2.09)	0.51	1.63	—	2.14	—	8.65	(17.24)	0.30	0.24	0.24	1.68	50,063	53
12-31-21	12.50	0.21	•	1.14	1.35	0.38	0.59	—	0.97	—	12.88	10.96	0.31	0.20	0.20	1.61	64,534	36
12-31-20	11.71	0.20	•	1.34	1.54	0.27	0.48	—	0.75	—	12.50	13.85	0.30	0.21	0.21	1.71	77,673	60
Class S
12-31-24	9.23	0.24	•	0.55	0.79	0.22	—	—	0.22	—	9.80	8.57	0.56	0.54	0.54	2.45	210,075	42
12-31-23	8.49	0.18	•	0.96	1.14	0.24	0.16	—	0.40	—	9.23	13.68	0.54	0.52	0.52	2.08	231,648	33
12-31-22	12.68	0.15	•	(2.24)	(2.09)	0.47	1.63	—	2.10	—	8.49	(17.46)	0.55	0.49	0.49	1.43	232,558	53
12-31-21	12.34	0.18	•	1.12	1.30	0.37	0.59	—	0.96	—	12.68	10.67	0.56	0.45	0.45	1.43	303,656	36
12-31-20	11.57	0.21		1.28	1.49	0.24	0.48	—	0.72	—	12.34	13.54	0.55	0.46	0.46	1.65	299,333	60
Class S2
12-31-24	8.85	0.21	•	0.53	0.74	0.20	—	—	0.20	—	9.39	8.44	0.71	0.69	0.69	2.30	6,490	42
12-31-23	8.15	0.16	•	0.93	1.09	0.23	0.16	—	0.39	—	8.85	13.52	0.69	0.67	0.67	1.93	7,316	33
12-31-22	12.26	0.12	•	(2.15)	(2.03)	0.45	1.63	—	2.08	—	8.15	(17.59)	0.70	0.64	0.64	1.21	7,321	53
12-31-21	11.97	0.16	•	1.08	1.24	0.36	0.59	—	0.95	—	12.26	10.49	0.71	0.60	0.60	1.33	11,469	36
12-31-20	11.23	0.16	•	1.27	1.43	0.21	0.48	—	0.69	—	11.97	13.42	0.70	0.61	0.61	1.47	9,493	60
Voya Solution 2030 Portfolio
Class ADV
12-31-24	13.21	0.28	•	1.02	1.30	0.22	—	—	0.22	—	14.29	9.93	0.82	0.76	0.76	2.04	23,327	48
12-31-23	11.95	0.22	•	1.59	1.81	0.33	0.22	—	0.55	—	13.21	15.36	0.82	0.74	0.74	1.76	23,214	62
12-31-22	18.03	0.17	•	(3.25)	(3.08)	0.61	2.39	—	3.00	—	11.95	(18.09)	0.85	0.70	0.70	1.16	20,852	83
12-31-21	16.46	0.20	•	1.81	2.01	0.27	0.17	—	0.44	—	18.03	12.26	0.90	0.67	0.67	1.15	25,214	54
12-31-20	15.30	0.18	•	1.86	2.04	0.23	0.65	—	0.88	—	16.46	13.99	0.94	0.71	0.71	1.24	22,015	90
Class I
12-31-24	13.80	0.37	•	1.08	1.45	0.29	—	—	0.29	—	14.96	10.57	0.32	0.26	0.26	2.54	9,145	48
12-31-23	12.47	0.30	•	1.65	1.95	0.40	0.22	—	0.62	—	13.80	15.89	0.32	0.24	0.24	2.26	10,587	62
12-31-22	18.68	0.24	•	(3.36)	(3.12)	0.70	2.39	—	3.09	—	12.47	(17.69)	0.35	0.20	0.20	1.59	9,992	83
12-31-21	17.02	0.28	•	1.88	2.16	0.33	0.17	—	0.50	—	18.68	12.80	0.40	0.17	0.17	1.57	12,248	54
12-31-20	15.77	0.26	•	1.93	2.19	0.29	0.65	—	0.94	—	17.02	14.61	0.44	0.21	0.21	1.69	13,812	90
Class S
12-31-24	13.65	0.33	•	1.06	1.39	0.26	—	—	0.26	—	14.78	10.24	0.57	0.51	0.51	2.29	24,034	48
12-31-23	12.34	0.26	•	1.63	1.89	0.36	0.22	—	0.58	—	13.65	15.56	0.57	0.49	0.49	2.01	18,676	62
12-31-22	18.51	0.21	•	(3.34)	(3.13)	0.65	2.39	—	3.04	—	12.34	(17.87)	0.60	0.45	0.45	1.43	16,853	83
12-31-21	16.89	0.24	•	1.86	2.10	0.31	0.17	—	0.48	—	18.51	12.49	0.65	0.42	0.42	1.35	18,032	54

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2030 Portfolio (continued)
Class S (continued)
12-31-20	15.66	0.23	•	1.91	2.14	0.26	0.65	—	0.91	—	16.89	14.34	0.69	0.46	0.46	1.54	17,584	90
Class S2
12-31-24	13.43	0.30	•	1.05	1.35	0.25	—	—	0.25	—	14.53	10.11	0.72	0.66	0.66	2.14	1,017	48
12-31-23	12.14	0.24	•	1.61	1.85	0.34	0.22	—	0.56	—	13.43	15.42	0.72	0.64	0.64	1.86	1,023	62
12-31-22	18.22	0.15	•	(3.25)	(3.10)	0.59	2.39	—	2.98	—	12.14	(18.01)	0.75	0.60	0.60	1.01	677	83
12-31-21	16.66	0.27	•	1.77	2.04	0.31	0.17	—	0.48	—	18.22	12.35	0.80	0.57	0.57	1.53	1,596	54
12-31-20	15.46	0.22	•	1.87	2.09	0.24	0.65	—	0.89	—	16.66	14.17	0.84	0.61	0.61	1.47	642	90
Voya Solution 2035 Portfolio
Class ADV
12-31-24	9.33	0.17	•	0.90	1.07	0.15	—	—	0.15	—	10.25	11.50	0.80	0.75	0.75	1.71	154,855	32
12-31-23	8.49	0.14	•	1.31	1.45	0.30	0.31	—	0.61	—	9.33	17.38	0.80	0.72	0.72	1.52	175,986	33
12-31-22	13.07	0.12	•	(2.45)	(2.33)	0.44	1.81	—	2.25	—	8.49	(18.84)	0.81	0.68	0.68	1.12	163,697	69
12-31-21	12.20	0.14	•	1.53	1.67	0.26	0.54	—	0.80	—	13.07	13.81	0.83	0.65	0.65	1.05	219,940	42
12-31-20	11.63	0.13		1.39	1.52	0.19	0.76	—	0.95	—	12.20	14.13	0.81	0.69	0.69	0.96	220,485	65
Class I
12-31-24	9.76	0.23	•	0.93	1.16	0.19	—	—	0.19	—	10.73	12.01	0.30	0.25	0.25	2.21	50,131	32
12-31-23	8.86	0.19	•	1.37	1.56	0.35	0.31	—	0.66	—	9.76	17.98	0.30	0.22	0.22	2.02	55,330	33
12-31-22	13.54	0.18	•	(2.54)	(2.36)	0.51	1.81	—	2.32	—	8.86	(18.39)	0.31	0.18	0.18	1.68	65,455	69
12-31-21	12.59	0.20	•	1.59	1.79	0.30	0.54	—	0.84	—	13.54	14.35	0.33	0.15	0.15	1.48	78,910	42
12-31-20	11.98	0.15	•	1.47	1.62	0.25	0.76	—	1.01	—	12.59	14.65	0.31	0.19	0.19	1.30	93,880	65
Class S
12-31-24	9.56	0.20	•	0.92	1.12	0.17	—	—	0.17	—	10.51	11.79	0.55	0.50	0.50	1.96	350,794	32
12-31-23	8.69	0.16	•	1.34	1.50	0.32	0.31	—	0.63	—	9.56	17.64	0.55	0.47	0.47	1.77	338,635	33
12-31-22	13.33	0.15	•	(2.51)	(2.36)	0.47	1.81	—	2.28	—	8.69	(18.62)	0.56	0.43	0.43	1.41	297,358	69
12-31-21	12.43	0.18	•	1.55	1.73	0.29	0.54	—	0.83	—	13.33	14.08	0.58	0.40	0.40	1.35	369,502	42
12-31-20	11.83	0.15		1.43	1.58	0.22	0.76	—	0.98	—	12.43	14.46	0.56	0.44	0.44	1.24	341,146	65
Class S2
12-31-24	8.97	0.17	•	0.87	1.04	0.15	—	—	0.15	—	9.86	11.68	0.70	0.65	0.65	1.81	9,564	32
12-31-23	8.19	0.14	•	1.26	1.40	0.31	0.31	—	0.62	—	8.97	17.43	0.70	0.62	0.62	1.62	10,884	33
12-31-22	12.70	0.12	•	(2.37)	(2.25)	0.45	1.81	—	2.26	—	8.19	(18.73)	0.71	0.58	0.58	1.20	9,674	69
12-31-21	11.88	0.15	•	1.49	1.64	0.28	0.54	—	0.82	—	12.70	13.91	0.73	0.55	0.55	1.23	14,062	42
12-31-20	11.34	0.11	•	1.38	1.49	0.19	0.76	—	0.95	—	11.88	14.30	0.71	0.59	0.59	1.01	12,050	65
Voya Solution 2040 Portfolio
Class ADV
12-31-24	13.84	0.24	•	1.54	1.78	0.18	—	—	0.18	—	15.44	12.94	0.87	0.72	0.72	1.58	19,490	39
12-31-23	12.34	0.17	•	2.13	2.30	0.44	0.36	—	0.80	—	13.84	18.98	0.91	0.71	0.71	1.31	15,845	57
12-31-22	19.65	0.17	•	(3.78)	(3.61)	0.58	3.12	—	3.70	—	12.34	(19.48)	0.90	0.67	0.67	1.14	14,290	92
12-31-21	17.38	0.18	•	2.55	2.73	0.24	0.22	—	0.46	—	19.65	15.78	0.93	0.64	0.64	0.95	17,364	63
12-31-20	16.09	0.15	•	2.25	2.40	0.24	0.87	—	1.11	—	17.38	15.98	0.96	0.70	0.70	0.95	15,773	91
Class I
12-31-24	14.50	0.33	•	1.62	1.95	0.25	—	—	0.25	—	16.20	13.55	0.37	0.22	0.22	2.08	5,864	39
12-31-23	12.90	0.25	•	2.23	2.48	0.52	0.36	—	0.88	—	14.50	19.58	0.41	0.21	0.21	1.81	6,338	57
12-31-22	20.38	0.25	•	(3.93)	(3.68)	0.68	3.12	—	3.80	—	12.90	(19.12)	0.40	0.17	0.17	1.61	10,181	92
12-31-21	17.99	0.25	•	2.67	2.92	0.31	0.22	—	0.53	—	20.38	16.34	0.43	0.14	0.14	1.30	10,092	63
12-31-20	16.60	0.26		2.31	2.57	0.31	0.87	—	1.18	—	17.99	16.55	0.46	0.20	0.20	1.48	12,621	91
Class S
12-31-24	14.28	0.28	•	1.60	1.88	0.21	—	—	0.21	—	15.95	13.26	0.62	0.47	0.47	1.83	21,659	39
12-31-23	12.71	0.21	•	2.19	2.40	0.47	0.36	—	0.83	—	14.28	19.27	0.66	0.46	0.46	1.56	15,920	57

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2040 Portfolio (continued)
Class S (continued)
12-31-22	20.14	0.22	•	(3.89)	(3.67)	0.64	3.12	—	3.76	—	12.71	(19.29)	0.65	0.42	0.42	1.44	13,309	92
12-31-21	17.80	0.25	•	2.60	2.85	0.29	0.22	—	0.51	—	20.14	16.10	0.68	0.39	0.39	1.28	13,325	63
12-31-20	16.44	0.20	•	2.29	2.49	0.26	0.87	—	1.13	—	17.80	16.23	0.71	0.45	0.45	1.26	10,486	91
Class S2
12-31-24	13.90	0.25	•	1.56	1.81	0.18	—	—	0.18	—	15.53	13.12	0.77	0.62	0.62	1.68	1,866	39
12-31-23	12.39	0.19	•	2.13	2.32	0.45	0.36	—	0.81	—	13.90	19.11	0.81	0.61	0.61	1.41	1,632	57
12-31-22	19.74	0.18	•	(3.79)	(3.61)	0.62	3.12	—	3.74	—	12.39	(19.42)	0.80	0.57	0.57	1.19	1,604	92
12-31-21	17.48	0.24	•	2.52	2.76	0.28	0.22	—	0.50	—	19.74	15.88	0.83	0.54	0.54	1.25	2,051	63
12-31-20	16.17	0.17	•	2.26	2.43	0.25	0.87	—	1.12	—	17.48	16.07	0.86	0.60	0.60	1.07	1,219	91
Voya Solution 2045 Portfolio
Class ADV
12-31-24	9.09	0.12	•	1.16	1.28	0.12	—	—	0.12	—	10.25	14.15	0.82	0.73	0.73	1.20	116,887	32
12-31-23	8.24	0.11	•	1.48	1.59	0.28	0.46	—	0.74	—	9.09	19.73	0.82	0.71	0.71	1.23	129,358	33
12-31-22	13.12	0.10	•	(2.55)	(2.45)	0.43	2.00	—	2.43	—	8.24	(19.72)	0.83	0.67	0.67	1.01	121,395	75
12-31-21	12.29	0.11	•	1.94	2.05	0.23	0.99	—	1.22	—	13.12	16.95	0.85	0.65	0.65	0.86	162,480	42
12-31-20	11.47	0.09		1.61	1.70	0.16	0.72	—	0.88	—	12.29	16.07	0.83	0.70	0.70	0.71	155,503	61
Class I
12-31-24	9.60	0.18	•	1.22	1.40	0.17	—	—	0.17	—	10.83	14.65	0.32	0.23	0.23	1.70	38,133	32
12-31-23	8.67	0.16	•	1.56	1.72	0.33	0.46	—	0.79	—	9.60	20.32	0.32	0.21	0.21	1.73	43,480	33
12-31-22	13.67	0.16	•	(2.66)	(2.50)	0.50	2.00	—	2.50	—	8.67	(19.28)	0.33	0.17	0.17	1.55	54,349	75
12-31-21	12.72	0.17	•	2.02	2.19	0.25	0.99	—	1.24	—	13.67	17.51	0.35	0.15	0.15	1.24	65,611	42
12-31-20	11.85	0.12	•	1.69	1.81	0.22	0.72	—	0.94	—	12.72	16.57	0.33	0.20	0.20	1.06	82,473	61
Class S
12-31-24	9.32	0.15	•	1.17	1.32	0.14	—	—	0.14	—	10.50	14.27	0.57	0.48	0.48	1.45	286,493	32
12-31-23	8.43	0.13	•	1.52	1.65	0.30	0.46	—	0.76	—	9.32	20.09	0.57	0.46	0.46	1.48	274,907	33
12-31-22	13.37	0.13	•	(2.60)	(2.47)	0.47	2.00	—	2.47	—	8.43	(19.50)	0.58	0.42	0.42	1.31	237,729	75
12-31-21	12.50	0.15	•	1.97	2.12	0.26	0.99	—	1.25	—	13.37	17.26	0.60	0.40	0.40	1.14	289,193	42
12-31-20	11.66	0.11		1.64	1.75	0.19	0.72	—	0.91	—	12.50	16.29	0.58	0.45	0.45	0.95	254,990	61
Class S2
12-31-24	8.92	0.13	•	1.12	1.25	0.12	—	—	0.12	—	10.05	14.13	0.72	0.63	0.63	1.30	6,105	32
12-31-23	8.09	0.11	•	1.47	1.58	0.29	0.46	—	0.75	—	8.92	19.96	0.72	0.61	0.61	1.33	6,857	33
12-31-22	12.93	0.10	•	(2.51)	(2.41)	0.43	2.00	—	2.43	—	8.09	(19.70)	0.73	0.57	0.57	0.96	5,964	75
12-31-21	12.14	0.14	•	1.90	2.04	0.26	0.99	—	1.25	—	12.93	17.10	0.75	0.55	0.55	1.12	10,947	42
12-31-20	11.34	0.09	•	1.60	1.69	0.17	0.72	—	0.89	—	12.14	16.13	0.73	0.60	0.60	0.82	6,867	61
Voya Solution 2050 Portfolio
Class ADV
12-31-24	14.25	0.18	•	1.90	2.08	0.16	—	—	0.16	—	16.17	14.64	0.91	0.74	0.74	1.16	15,772	46
12-31-23	12.58	0.16	•	2.34	2.50	0.41	0.42	—	0.83	—	14.25	20.22	0.97	0.73	0.73	1.16	14,397	57
12-31-22	20.45	0.16	•	(3.98)	(3.82)	0.62	3.43	—	4.05	—	12.58	(19.81)	0.96	0.68	0.68	1.06	12,860	88
12-31-21	17.96	0.14	•	2.86	3.00	0.21	0.30	—	0.51	—	20.45	16.82	0.98	0.65	0.65	0.71	15,352	60
12-31-20	16.63	0.13	•	2.32	2.45	0.23	0.89	—	1.12	—	17.96	15.79	1.03	0.71	0.71	0.81	15,402	80
Class I
12-31-24	15.03	0.27	•	2.00	2.27	0.23	—	—	0.23	—	17.07	15.18	0.41	0.24	0.24	1.66	6,710	46
12-31-23	13.23	0.23	•	2.48	2.71	0.49	0.42	—	0.91	—	15.03	20.88	0.47	0.23	0.23	1.66	6,594	57
12-31-22	21.30	0.25	•	(4.17)	(3.92)	0.72	3.43	—	4.15	—	13.23	(19.46)	0.46	0.18	0.18	1.57	9,196	88
12-31-21	18.66	0.22	•	3.01	3.23	0.29	0.30	—	0.59	—	21.30	17.42	0.48	0.15	0.15	1.09	9,999	60
12-31-20	17.22	0.24		2.38	2.62	0.29	0.89	—	1.18	—	18.66	16.36	0.53	0.21	0.21	1.31	11,647	80

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2050 Portfolio (continued)
Class S
12-31-24	14.73	0.23	•	1.96	2.19	0.19	—	—	0.19	—	16.73	14.97	0.66	0.49	0.49	1.41	18,077	46
12-31-23	12.98	0.20	•	2.41	2.61	0.44	0.42	—	0.86	—	14.73	20.50	0.72	0.48	0.48	1.41	13,936	57
12-31-22	20.99	0.23	•	(4.12)	(3.89)	0.69	3.43	—	4.12	—	12.98	(19.64)	0.71	0.43	0.43	1.49	10,577	88
12-31-21	18.42	0.20	•	2.93	3.13	0.26	0.30	—	0.56	—	20.99	17.10	0.73	0.40	0.40	0.97	9,740	60
12-31-20	17.01	0.17	•	2.39	2.56	0.26	0.89	—	1.15	—	18.42	16.11	0.78	0.46	0.46	1.04	8,339	80
Class S2
12-31-24	14.43	0.20	•	1.92	2.12	0.17	—	—	0.17	—	16.38	14.76	0.81	0.64	0.64	1.26	1,004	46
12-31-23	12.73	0.17	•	2.37	2.54	0.42	0.42	—	0.84	—	14.43	20.36	0.87	0.63	0.63	1.26	958	57
12-31-22	20.63	0.15	•	(4.00)	(3.85)	0.62	3.43	—	4.05	—	12.73	(19.76)	0.86	0.58	0.58	0.95	601	88
12-31-21	18.16	0.20	•	2.85	3.05	0.28	0.30	—	0.58	—	20.63	16.91	0.88	0.55	0.55	0.99	1,022	60
12-31-20	16.78	0.17		2.32	2.49	0.22	0.89	—	1.11	—	18.16	15.91	0.93	0.61	0.61	0.89	432	80
Voya Solution 2055 Portfolio
Class ADV
12-31-24	10.80	0.12	•	1.47	1.59	0.12	0.03	—	0.15	—	12.24	14.77	0.88	0.76	0.76	0.99	41,569	39
12-31-23	9.45	0.11	•	1.77	1.88	0.29	0.24	—	0.53	—	10.80	20.21	0.87	0.74	0.74	1.06	50,945	37
12-31-22	15.14	0.12	•	(2.98)	(2.86)	0.48	2.35	—	2.83	—	9.45	(19.93)	0.88	0.69	0.69	1.00	45,825	75
12-31-21	14.99	0.10	•	2.38	2.48	0.31	2.02	—	2.33	—	15.14	17.03	0.93	0.66	0.66	0.67	58,046	51
12-31-20	13.85	0.08		1.95	2.03	0.15	0.74	—	0.89	—	14.99	15.75	0.96	0.69	0.69	0.63	54,540	67
Class I
12-31-24	11.35	0.19	•	1.54	1.73	0.17	0.03	—	0.20	—	12.88	15.34	0.38	0.26	0.26	1.49	21,906	39
12-31-23	9.90	0.17	•	1.87	2.04	0.35	0.24	—	0.59	—	11.35	20.90	0.37	0.24	0.24	1.56	20,883	37
12-31-22	15.72	0.19	•	(3.10)	(2.91)	0.56	2.35	—	2.91	—	9.90	(19.53)	0.38	0.19	0.19	1.57	24,944	75
12-31-21	15.37	0.18	•	2.45	2.63	0.26	2.02	—	2.28	—	15.72	17.53	0.43	0.16	0.16	1.10	27,701	51
12-31-20	14.17	0.13	•	2.03	2.16	0.22	0.74	—	0.96	—	15.37	16.38	0.46	0.19	0.19	1.00	34,329	67
Class S
12-31-24	10.97	0.15	•	1.49	1.64	0.14	0.03	—	0.17	—	12.44	15.07	0.63	0.51	0.51	1.24	99,675	39
12-31-23	9.58	0.13	•	1.82	1.95	0.32	0.24	—	0.56	—	10.97	20.66	0.62	0.49	0.49	1.31	87,505	37
12-31-22	15.33	0.15	•	(3.02)	(2.87)	0.53	2.35	—	2.88	—	9.58	(19.80)	0.63	0.44	0.44	1.32	86,020	75
12-31-21	15.15	0.15	•	2.40	2.55	0.35	2.02	—	2.37	—	15.33	17.32	0.68	0.41	0.41	0.96	86,021	51
12-31-20	13.99	0.12	•	1.97	2.09	0.19	0.74	—	0.93	—	15.15	16.04	0.71	0.44	0.44	0.90	73,361	67
Class S2
12-31-24	10.91	0.13	•	1.49	1.62	0.13	0.03	—	0.16	—	12.37	14.90	0.78	0.66	0.66	1.09	3,848	39
12-31-23	9.53	0.12	•	1.80	1.92	0.30	0.24	—	0.54	—	10.91	20.41	0.77	0.64	0.64	1.16	3,428	37
12-31-22	15.22	0.11	•	(2.97)	(2.86)	0.48	2.35	—	2.83	—	9.53	(19.84)	0.78	0.59	0.59	0.93	3,070	75
12-31-21	15.09	0.15	•	2.36	2.51	0.36	2.02	—	2.38	—	15.22	17.09	0.83	0.56	0.56	0.97	5,377	51
12-31-20	13.92	0.13		1.93	2.06	0.15	0.74	—	0.89	—	15.09	15.86	0.86	0.59	0.59	0.80	3,036	67
Voya Solution 2060 Portfolio
Class ADV
12-31-24	10.61	0.13	•	1.43	1.56	0.12	0.06	—	0.18	—	11.99	14.80	0.98	0.76	0.76	1.13	11,876	43
12-31-23	9.27	0.12	•	1.73	1.85	0.28	0.23	—	0.51	—	10.61	20.29	1.08	0.74	0.74	1.17	10,706	55
12-31-22	14.96	0.12	•	(2.95)	(2.83)	0.44	2.42	—	2.86	—	9.27	(19.99)	1.05	0.70	0.70	1.04	9,384	85
12-31-21	13.16	0.10	•	2.11	2.21	0.16	0.25	—	0.41	—	14.96	16.63	1.08	0.68	0.68	0.73	10,459	68
12-31-20	12.04	0.10	•	1.67	1.77	0.12	0.53	—	0.65	—	13.16	15.62	1.14	0.70	0.70	0.85	8,999	74
Class I
12-31-24	10.92	0.19	•	1.47	1.66	0.17	0.06	—	0.23	—	12.35	15.34	0.48	0.26	0.26	1.63	6,474	43
12-31-23	9.52	0.17	•	1.79	1.96	0.33	0.23	—	0.56	—	10.92	20.98	0.58	0.24	0.24	1.67	6,336	55
12-31-22	15.29	0.19	•	(3.03)	(2.84)	0.51	2.42	—	2.93	—	9.52	(19.65)	0.55	0.20	0.20	1.64	6,855	85
12-31-21	13.41	0.15	•	2.18	2.33	0.20	0.25	—	0.45	—	15.29	17.46	0.58	0.18	0.18	1.04	6,685	68

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2060 Portfolio (continued)
Class I (continued)
12-31-20	12.25	0.17	•	1.69	1.86	0.17	0.53	—	0.70	—	13.41	16.14	0.64	0.20	0.20	1.42	7,950	74
Class S
12-31-24	10.67	0.16	•	1.43	1.59	0.14	0.06	—	0.20	—	12.06	15.08	0.73	0.51	0.51	1.38	14,782	43
12-31-23	9.32	0.14	•	1.74	1.88	0.30	0.23	—	0.53	—	10.67	20.59	0.83	0.49	0.49	1.42	10,507	55
12-31-22	15.03	0.16	•	(2.97)	(2.81)	0.48	2.42	—	2.90	—	9.32	(19.78)	0.80	0.45	0.45	1.43	8,466	85
12-31-21	13.21	0.13	•	2.12	2.25	0.18	0.25	—	0.43	—	15.03	17.15	0.83	0.43	0.43	0.93	8,211	68
12-31-20	12.08	0.13	•	1.68	1.81	0.15	0.53	—	0.68	—	13.21	15.90	0.89	0.45	0.45	1.15	6,886	74
Class S2
12-31-24	10.63	0.14	•	1.43	1.57	0.12	0.06	—	0.18	—	12.02	14.90	0.88	0.66	0.66	1.23	909	43
12-31-23	9.28	0.13	•	1.73	1.86	0.28	0.23	—	0.51	—	10.63	20.45	0.98	0.64	0.64	1.27	947	55
12-31-22	14.96	0.11	•	(2.93)	(2.82)	0.44	2.42	—	2.86	—	9.28	(19.93)	0.95	0.60	0.60	0.91	729	85
12-31-21	13.19	0.16	•	2.06	2.22	0.20	0.25	—	0.45	—	14.96	16.93	0.98	0.58	0.58	1.08	1,234	68
12-31-20	12.07	0.12	•	1.67	1.79	0.14	0.53	—	0.67	—	13.19	15.73	1.04	0.60	0.60	1.07	471	74
Voya Solution 2065 Portfolio
Class ADV
12-31-24	10.69	0.14	•	1.46	1.60	0.18	0.87	—	1.05	—	11.24	14.92	1.02	0.75	0.75	1.20	3,891	42
12-31-23	8.89	0.14	•	1.67	1.81	—	0.01	—	0.01	—	10.69	20.31	1.20	0.75	0.75	1.47	3,614	33
12-31-22	11.94	0.11	•	(2.48)	(2.37)	0.24	0.44	—	0.68	—	8.89	(19.98)	1.30	0.70	0.70	1.16	1,988	89
12-31-21	11.55	0.11	•	1.86	1.97	0.41	1.17	—	1.58	—	11.94	17.05	1.61	0.67	0.67	0.90	1,583	53
07-29-20(6)- 12-31-20	10.00	0.12	•	1.62	1.74	0.14	0.05	—	0.19	—	11.55	17.42	1.97	0.72	0.72	2.64	1,012	24
Class I
12-31-24	10.35	0.19	•	1.41	1.60	0.24	0.87	—	1.11	—	10.84	15.47	0.52	0.25	0.25	1.70	4,518	42
12-31-23	8.92	0.19	•	1.69	1.88	0.44	0.01	—	0.45	—	10.35	20.99	0.70	0.25	0.25	1.97	3,247	33
12-31-22	11.97	0.18	•	(2.51)	(2.33)	0.28	0.44	—	0.72	—	8.92	(19.60)	0.80	0.20	0.20	1.77	2,336	89
12-31-21	11.56	0.18	•	1.86	2.04	0.46	1.17	—	1.63	—	11.97	17.64	1.11	0.17	0.17	1.38	1,692	53
07-29-20(6)- 12-31-20	10.00	0.12	•	1.65	1.77	0.16	0.05	—	0.21	—	11.56	17.69	1.47	0.22	0.22	2.60	1,045	24
Class S
12-31-24	10.64	0.17	•	1.44	1.61	0.22	0.87	—	1.09	—	11.16	15.09	0.77	0.50	0.50	1.45	11,665	42
12-31-23	8.90	0.17	•	1.68	1.85	0.10	0.01	—	0.11	—	10.64	20.74	0.95	0.50	0.50	1.72	6,958	33
12-31-22	11.95	0.17	•	(2.53)	(2.36)	0.25	0.44	—	0.69	—	8.90	(19.81)	1.05	0.45	0.45	1.70	3,700	89
12-31-21	11.56	0.18	•	1.82	2.00	0.44	1.17	—	1.61	—	11.95	17.30	1.36	0.42	0.42	1.41	2,431	53
07-29-20(6)- 12-31-20	10.00	0.13	•	1.63	1.76	0.15	0.05	—	0.20	—	11.56	17.61	1.72	0.47	0.47	2.84	955	24
Class S2
12-31-24	10.72	0.15	•	1.46	1.61	0.20	0.87	—	1.07	—	11.26	14.99	0.92	0.65	0.65	1.30	301	42
12-31-23	8.90	0.15	•	1.68	1.83	—	0.01	—	0.01	—	10.72	20.52	1.10	0.65	0.65	1.57	230	33
12-31-22	11.95	0.11	•	(2.48)	(2.37)	0.24	0.44	—	0.68	—	8.90	(19.89)	1.20	0.60	0.60	1.13	133	89
12-31-21	11.56	0.16	•	1.82	1.98	0.42	1.17	—	1.59	—	11.95	17.11	1.51	0.57	0.57	1.26	114	53
07-29-20(6)- 12-31-20	10.00	0.10	•	1.65	1.75	0.14	0.05	—	0.19	—	11.56	17.52	1.87	0.62	0.62	2.18	26	24

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

29

FINANCIAL HIGHLIGHTS (continued)

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (“ETFs”). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
(6)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

30

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-six active separate investment series. The fourteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”), Voya Solution 2060 Portfolio (“Solution 2060”) and Voya Solution 2065 Portfolio (“Solution 2065”). Each Portfolio is a diversified series of the Company.

Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055, Solution 2060 and Solution 2065 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as

31

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments.

Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a

32

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

33

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized requirements on open futures accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

During the year ended December 31, 2024, there were no futures contracts entered into by any Portfolio.

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT IN UNDERLYING FUNDS

For the year ended December 31, 2024, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Aggressive	$38,313,240	$32,892,890
Solution Balanced	34,598,821	29,190,523
Solution Conservative	17,938,107	19,076,695
Solution Income	59,904,785	98,691,379
Solution Moderately Aggressive	137,565,839	177,313,673
Solution 2025	174,448,171	257,182,694
Solution 2030	28,197,686	26,563,040
Solution 2035	185,690,750	234,579,794
Solution 2040	23,707,108	17,193,272
Solution 2045	145,925,924	187,525,316
Solution 2050	21,079,752	18,315,477
Solution 2055	67,419,328	76,844,408
Solution 2060	16,914,645	13,654,235
Solution 2065	12,594,595	7,508,704

34

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments for all Portfolios except Solution Aggressive, Solution Balanced, Solution Conservative and Solution Moderately Aggressive. Effective July 12, 2024, the component of the management fee attributable to affiliated Underlying Funds changed to 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds for Solution Aggressive, Solution Balanced, Solution Conservative and Solution Moderately Aggressive. Prior to July 12, 2024, the component of the management fee attributable to affiliated Underlying Funds was 0.20% of average daily net assets invested in Underlying Funds for Solution Aggressive Portfolio, Solution Balanced Portfolio, Solution Conservative Portfolio and Solution Moderately Aggressive Portfolio.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV and S2 of the respective Portfolios have a plan of distribution (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.

The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, and S2 shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Solution Aggressive	6.04%
	Solution Balanced	7.23
Voya Institutional Trust Company	Solution Income	37.22
	Solution 2025	23.39
	Solution 2030	14.66
	Solution 2035	18.51
	Solution 2040	6.54
	Solution 2045	15.62
	Solution 2050	9.67
	Solution 2055	6.07
	Solution 2060	8.04
Voya Investment Management Co. LLC	Solution 2065	15.16
Voya Retirement Insurance and Annuity Company	Solution Aggressive	89.07
	Solution Balanced	87.02
	Solution Conservative	90.98
	Solution Income	56.30
	Solution Moderately Aggressive	10.58
	Solution 2025	72.76
	Solution 2030	85.34
	Solution 2035	78.47
	Solution 2040	93.46
	Solution 2045	82.87
	Solution 2050	90.33
	Solution 2055	93.93
	Solution 2060	91.96
	Solution 2065	79.85

35

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Solution Aggressive	$139,058
Solution Balanced	59,371
Solution Conservative	40,395
Solution Income	73,245
Solution Moderately Aggressive	29,964
Solution 2025	182,784
Solution 2030	27,736
Solution 2035	279,807
Solution 2040	42,246
Solution 2045	300,504
Solution 2050	51,245
Solution 2055	200,198
Solution 2060	58,872
Solution 2065	35,511

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses, to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Solution Aggressive	1.27%	0.77%	0.77%	1.02%	1.17%
Solution Balanced	1.25%	0.75%	0.75%	1.00%	1.15%
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%
Solution Moderately Aggressive	1.38%	0.88%	0.88%	1.13%	1.28%
Solution Moderately Conservative	1.24%	0.74%	0.74%	0.99%	1.14%
Solution 2025	1.28%	0.78%	N/A	1.03%	1.18%
Solution 2030	1.29%	0.79%	N/A	1.04%	1.19%
Solution 2035	1.33%	0.83%	N/A	1.08%	1.23%
Solution 2040	1.33%	0.83%	N/A	1.08%	1.23%
Solution 2045	1.36%	0.86%	N/A	1.11%	1.26%
Solution 2050	1.36%	0.86%	N/A	1.11%	1.26%
Solution 2055	1.36%	0.86%	N/A	1.11%	1.26%
Solution 2060	1.37%	0.87%	N/A	1.12%	1.27%
Solution 2065	1.37%	0.87%	N/A	1.12%	1.27%

Prior to July 12, 2024, the expense limits for Solution Aggressive were 1.39%, 0.89%, 0.89%, 1.14% and 1.29% for Class ADV, Class I, Class R6, Class S and Class S2, respectively, and the expense limits for Solution Balanced were 1.30%, 0.80%, 0.80%, 1.05% and 1.20% for Class ADV, Class I, Class R6, Class S and Class S2, respectively.

Pursuant to a side letter agreement, through May 1, 2025, the Investment Adviser has further lowered the expense limits for the following Portfolios. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreements will continue. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Portfolio	Class ADV	Class I	Class S	Class S2
Solution 2025	1.22%	0.72%	0.97%	1.12%
Solution 2030	1.22%	0.72%	0.97%	1.12%
Solution 2035	1.23%	0.73%	0.98%	1.13%
Solution 2040	1.23%	0.73%	0.98%	1.13%
Solution 2045	1.25%	0.75%	1.00%	1.15%
Solution 2050	1.26%	0.76%	1.01%	1.16%
Solution 2055	1.28%	0.78%	1.03%	1.18%
Solution 2060	1.28%	0.78%	1.03%	1.18%
Solution 2065	1.28%	0.78%	1.03%	1.18%

The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any

36

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 7 —EXPENSE LIMITATION AGREEMENTS (continued)

recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	December 31,
	2025	2026	2027	Total
Solution Conservative	$22,615	$24,020	$—	$46,635
Solution Income	125,402	13,788	1,618	140,808

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of December 31, 2024, are as follows:

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

	December 31,
	2025	2026	2027	Total
Solution Aggressive
Class ADV	$3,353	$4,245	$3,949	$11,547
Class I	788	1,509	85,225	87,522
Class S	2,919	2,401	3,390	8,710
Class S2	1,286	2,189	1,998	5,473
Solution Conservative
Class ADV	$2,969	$2,462	$2,974	$8,405
Class I	225	350	22,147	22,722
Class R6	—	175	—	175
Class S	1,597	1,480	5,109	8,186
Class S2	929	654	1,055	2,638
Solution Income
Class ADV	$—	$46,173	$38,937	$85,110
Class I	—	10,636	6,804	17,440
Class S	—	31,644	26,373	58,017
Class S2	—	1,472	1,227	2,699

The Expense Limitation Agreement is contractual through May 1, 2025, except for Solution Aggressive, Solution Balanced and Solution Conservative which is through May 1, 2026, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

The below Portfolios utilized the line of credit during the year ended December 31, 2024 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution Aggressive	5	$1,273,000	6.33%
Solution Balanced	5	1,521,000	6.33
Solution Income	5	3,137,400	6.33
Solution Moderately Aggressive	5	16,732,000	6.33
Solution 2025	5	20,032,000	6.33
Solution 2030	5	3,281,200	6.33
Solution 2035	5	40,138,200	6.33
Solution 2040	5	3,447,200	6.33
Solution 2045	5	39,599,400	6.33
Solution 2050	5	3,264,200	6.33
Solution 2055	5	14,852,800	6.33
Solution 2060	5	2,738,400	6.33

37

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Solution Aggressive
Class ADV
12/31/2024	62,273	—	843	(75,855)	—	(12,739)	848,510	—	11,299	(1,032,736)	—	(172,927)
12/31/2023	61,776	—	17,068	(121,649)	—	(42,805)	725,019	—	200,039	(1,415,330)	—	(490,272)
Class I
12/31/2024	259,958	10,103,742	54,840	(683,171)	—	9,735,369	3,827,696	146,758,117	761,722	(10,068,066)	—	141,279,469
12/31/2023	34,410	—	7,139	(19,354)	—	22,195	436,817	—	86,455	(233,852)	—	289,420
Class R6
12/31/2024	406,779	—	10,955	(444,287)	—	(26,553)	5,758,535	—	152,380	(6,198,216)	—	(287,301)
12/31/2023	399,568	—	130,778	(259,854)	—	270,492	4,835,782	—	1,585,031	(3,158,078)	—	3,262,735
Class S
12/31/2024	49,823	169,694	1,184	(46,668)	—	174,033	714,556	2,426,866	16,206	(661,451)	—	2,496,177
12/31/2023	35,699	—	9,371	(146,292)	—	(101,222)	427,683	—	111,986	(1,709,065)	—	(1,169,396)
Class S2
12/31/2024	18,117	—	462	(46,315)	—	(27,736)	241,359	—	6,134	(633,379)	—	(385,886)
12/31/2023	45,490	—	9,789	(28,668)	—	26,611	522,416	—	113,552	(331,948)	—	304,020
Solution Balanced
Class ADV
12/31/2024	245,134	—	—	(203,421)	—	41,713	2,296,815	—	—	(1,791,436)	—	505,379
12/31/2023	94,461	—	108,047	(248,116)	—	(45,608)	776,339	—	852,489	(2,062,351)	—	(433,523)
Class I
12/31/2024	523,218	13,800,389	75,090	(871,150)	—	13,527,547	5,043,548	132,484,426	704,345	(8,440,718)	—	129,791,601
12/31/2023	35,317	—	48,589	(76,704)	—	7,202	306,271	—	404,261	(663,141)	—	47,391
Class R6
12/31/2024	510,393	—	13,945	(466,559)	—	57,779	4,743,626	—	130,801	(4,425,231)	—	449,196
12/31/2023	397,843	—	249,880	(530,977)	—	116,746	3,440,886	—	2,079,000	(4,597,073)	—	922,813
Class S
12/31/2024	242,252	150,415	5,054	(454,992)	—	(57,271)	2,191,771	1,389,322	45,686	(4,150,245)	—	(523,466)
12/31/2023	198,142	—	185,387	(553,427)	—	(169,898)	1,653,186	—	1,486,807	(4,594,337)	—	(1,454,344)
Class S2
12/31/2024	17,661	—	227	(11,745)	—	6,143	157,562	—	2,051	(105,690)	—	53,923
12/31/2023	10,179	—	13,104	(23,778)	—	(495)	85,246	—	104,960	(203,660)	—	(13,454)
Solution Conservative
Class ADV
12/31/2024	39,598	354,630	1,202	(135,467)	—	259,963	393,967	3,531,806	12,023	(1,336,838)	—	2,600,958
12/31/2023	46,836	—	12,957	(141,501)	—	(81,708)	439,956	—	118,557	(1,327,887)	—	(769,374)
Class I
12/31/2024	1,113,754	5,550,268	25,229	(400,847)	—	6,288,404	11,230,547	55,966,712	255,062	(4,092,724)	—	63,359,597
12/31/2023	13,213	—	2,114	(13,994)	—	1,333	126,105	—	19,487	(132,134)	—	13,458
Class R6
12/31/2024	171,128	1,130,615	7,419	(298,580)	—	1,010,582	1,727,424	11,391,466	74,930	(3,020,993)	—	10,172,827
12/31/2023	353,557	—	43,423	(887,822)	—	(490,842)	3,396,005	—	399,928	(8,392,193)	—	(4,596,260)
Class S
12/31/2024	86,643	1,867,293	4,501	(1,039,929)	—	918,508	867,402	18,698,959	45,141	(10,442,943)	—	9,168,559
12/31/2023	35,637	—	8,731	(65,599)	—	(21,231)	336,508	—	80,147	(620,683)	—	(204,028)
Class S2
12/31/2024	34,498	126,602	695	(3,406)	—	158,389	338,605	1,249,185	6,882	(33,940)	—	1,560,732
12/31/2023	6,406	—	2,879	(75,966)	—	(66,681)	59,368	—	26,086	(713,059)	—	(627,605)
Solution Income
Class ADV
12/31/2024	227,514	—	232,388	(2,858,059)	—	(2,398,157)	2,295,790	—	2,344,795	(29,212,088)	—	(24,571,503)
12/31/2023	418,522	—	391,239	(2,133,441)	—	(1,323,680)	3,998,557	—	3,685,467	(20,389,121)	—	(12,705,097)
Class I
12/31/2024	109,587	—	44,560	(667,618)	—	(513,471)	1,137,595	—	462,973	(6,894,356)	—	(5,293,788)
12/31/2023	154,500	—	97,591	(1,296,804)	—	(1,044,713)	1,533,977	—	945,653	(12,713,802)	—	(10,234,172)
Class S
12/31/2024	335,548	—	160,210	(1,479,863)	—	(984,105)	3,458,932	—	1,650,168	(15,421,742)	—	(10,312,642)
12/31/2023	231,645	—	274,005	(1,703,490)	—	(1,197,840)	2,270,151	—	2,633,188	(16,634,137)	—	(11,730,798)
Class S2
12/31/2024	14,968	—	7,599	(115,042)	—	(92,475)	150,145	—	75,839	(1,156,267)	—	(930,283)
12/31/2023	17,293	—	13,323	(65,794)	—	(35,178)	163,776	—	124,036	(613,703)	—	(325,891)

38

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Solution Income (continued)
Class T(1)
12/31/2024	175	—	—	(6,681)	—	(6,506)	1,916	—	—	(73,284)	—	(71,368)
12/31/2023	114	—	185	—	—	299	1,200	—	1,930	—	—	3,130
Solution Moderately Aggressive
Class ADV
12/31/2024	200,761	—	42,889	(328,432)	—	(84,782)	2,318,701	—	491,509	(3,855,492)	—	(1,045,282)
12/31/2023	180,381	—	173,054	(389,966)	—	(36,531)	1,904,637	—	1,778,994	(4,139,110)	—	(455,479)
Class I
12/31/2024	145,592	—	15,908	(67,086)	—	94,414	1,689,063	—	187,712	(809,303)	—	1,067,472
12/31/2023	73,478	—	42,438	(38,451)	—	77,465	781,702	—	448,994	(419,214)	—	811,482
Class R6
12/31/2024	525,253	—	71,521	(568,131)	—	28,643	6,327,406	—	843,234	(6,720,273)	—	450,367
12/31/2023	466,594	—	244,660	(411,827)	—	299,427	4,997,644	—	2,586,052	(4,483,310)	—	3,100,386
Class S
12/31/2024	201,196	—	799,978	(6,035,394)	—	(5,034,220)	2,421,480	—	9,295,743	(71,736,647)	—	(60,019,424)
12/31/2023	421,208	—	3,471,188	(5,733,053)	—	(1,840,657)	4,504,799	—	36,169,779	(61,101,412)	—	(20,426,834)
Class S2
12/31/2024	15,346	—	2,845	(15,137)	—	3,054	181,326	—	33,119	(180,926)	—	33,519
12/31/2023	23,497	—	9,953	(12,075)	—	21,375	251,800	—	104,004	(128,119)	—	227,685
Solution 2025
Class ADV
12/31/2024	844,795	—	346,699	(5,766,593)	—	(4,575,099)	7,922,751	—	3,248,567	(54,946,239)	—	(43,774,921)
12/31/2023	979,122	—	833,218	(3,697,291)	—	(1,884,951)	8,473,663	—	7,140,676	(32,043,126)	—	(16,428,787)
Class I
12/31/2024	507,335	—	64,213	(1,852,267)	—	(1,280,719)	4,919,488	—	627,365	(17,743,080)	—	(12,196,227)
12/31/2023	423,734	—	181,388	(2,547,540)	—	(1,942,418)	3,804,032	—	1,617,979	(22,964,760)	—	(17,542,749)
Class S
12/31/2024	738,024	—	517,967	(4,924,205)	—	(3,668,214)	7,116,310	—	4,962,120	(47,783,151)	—	(35,704,721)
12/31/2023	904,867	—	1,160,032	(4,370,015)	—	(2,305,116)	8,044,711	—	10,161,877	(38,677,936)	—	(20,471,348)
Class S2
12/31/2024	80,651	—	16,230	(232,397)	—	(135,516)	739,525	—	149,152	(2,149,092)	—	(1,260,415)
12/31/2023	62,233	—	37,184	(171,281)	—	(71,864)	528,683	—	312,719	(1,449,537)	—	(608,135)
Class T(1)
12/31/2024	—	—	—	(30,078)	—	(30,078)	—	—	—	(299,041)	—	(299,041)
12/31/2023	—	—	1,129	(1,131)	—	(2)	—	—	10,507	(10,620)	—	(113)
Solution 2030
Class ADV
12/31/2024	230,110	—	27,231	(382,300)	—	(124,959)	3,202,480	—	376,602	(5,315,855)	—	(1,736,773)
12/31/2023	450,018	—	74,204	(511,608)	—	12,614	5,692,229	—	929,774	(6,435,999)	—	186,004
Class I
12/31/2024	265,131	—	11,941	(432,591)	—	(155,519)	3,866,075	—	172,550	(6,139,671)	—	(2,101,046)
12/31/2023	273,578	—	27,795	(335,622)	—	(34,249)	3,577,144	—	363,281	(4,352,159)	—	(411,734)
Class S
12/31/2024	624,188	—	26,849	(392,791)	—	258,246	8,969,770	—	383,674	(5,766,657)	—	3,586,787
12/31/2023	422,468	—	57,806	(478,494)	—	1,780	5,503,178	—	748,014	(6,189,660)	—	61,532
Class S2
12/31/2024	20,313	—	1,362	(27,819)	—	(6,144)	287,858	—	19,147	(400,060)	—	(93,055)
12/31/2023	28,200	—	2,403	(10,207)	—	20,396	366,562	—	30,615	(126,534)	—	270,643
Class T(1)
12/31/2024	—	—	—	(302)	—	(302)	—	—	—	(4,180)	—	(4,180)
12/31/2023	—	—	—	—	—	—	—	—	—	—	—	—
Solution 2035
Class ADV
12/31/2024	1,280,272	—	274,768	(5,303,826)	—	(3,748,786)	12,643,236	—	2,703,713	(54,025,687)	—	(38,678,738)
12/31/2023	1,154,386	—	1,242,685	(2,815,655)	—	(418,584)	10,355,479	—	10,972,912	(25,218,271)	—	(3,889,880)
Class I
12/31/2024	867,142	—	86,616	(1,951,537)	—	(997,779)	8,917,712	—	890,415	(19,580,736)	—	(9,772,609)
12/31/2023	792,311	—	368,082	(2,878,634)	—	(1,718,241)	7,397,266	—	3,390,034	(26,946,718)	—	(16,159,418)
Class S
12/31/2024	1,690,799	—	572,767	(4,296,809)	—	(2,033,243)	17,189,862	—	5,773,495	(44,174,747)	—	(21,211,390)
12/31/2023	1,806,474	—	2,309,180	(2,920,939)	—	1,194,715	16,612,102	—	20,874,983	(26,798,134)	—	10,688,951
Class S2
12/31/2024	78,257	—	15,163	(335,905)	—	(242,485)	748,636	—	143,445	(3,115,082)	—	(2,223,001)

39

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Solution 2035 (continued)
Class S2
12/31/2023	88,084	—	82,088	(138,656)	—	31,516	757,923	—	696,924	(1,179,956)	—	274,891
Solution 2040
Class ADV
12/31/2024	303,694	—	15,208	(201,993)	—	116,909	4,518,584	—	223,408	(3,021,351)	—	1,720,641
12/31/2023	284,486	—	65,444	(363,126)	—	(13,196)	3,713,936	—	856,659	(4,764,785)	—	(194,190)
Class I
12/31/2024	129,731	—	5,474	(210,318)	—	(75,113)	2,008,681	—	84,198	(3,072,835)	—	(979,956)
12/31/2023	143,973	—	30,501	(526,368)	—	(351,894)	1,969,066	—	417,256	(7,185,943)	—	(4,799,621)
Class S
12/31/2024	445,267	—	17,285	(219,656)	—	242,896	6,893,393	—	262,034	(3,457,000)	—	3,698,427
12/31/2023	348,465	—	65,560	(346,438)	—	67,587	4,704,646	—	884,407	(4,624,098)	—	964,955
Class S2
12/31/2024	34,580	—	1,447	(33,267)	—	2,760	510,797	—	21,367	(511,919)	—	20,245
12/31/2023	26,175	—	8,097	(46,289)	—	(12,017)	342,338	—	106,398	(628,602)	—	(179,866)
Class T(1)
12/31/2024	—	—	—	(301)	—	(301)	—	—	—	(4,373)	—	(4,373)
12/31/2023	—	—	—	—	—	—	—	—	—	—	—	—
Solution 2045
Class ADV
12/31/2024	984,610	—	170,728	(3,972,977)	—	(2,817,639)	9,635,643	—	1,652,649	(40,299,462)	—	(29,011,170)
12/31/2023	938,889	—	1,165,676	(2,618,193)	—	(513,628)	8,217,713	—	10,024,810	(22,968,709)	—	(4,726,186)
Class I
12/31/2024	665,862	—	55,839	(1,729,926)	—	(1,008,225)	6,827,438	—	570,115	(17,270,889)	—	(9,873,336)
12/31/2023	528,789	—	377,451	(2,649,632)	—	(1,743,392)	4,864,603	—	3,419,709	(24,392,346)	—	(16,108,034)
Class S
12/31/2024	1,282,085	—	397,348	(3,910,178)	—	(2,230,745)	12,945,812	—	3,937,723	(39,182,704)	—	(22,299,169)
12/31/2023	1,537,634	—	2,371,981	(2,621,317)	—	1,288,298	13,725,811	—	20,873,431	(23,308,140)	—	11,291,102
Class S2
12/31/2024	63,838	—	7,800	(233,171)	—	(161,533)	616,630	—	74,022	(2,170,911)	—	(1,480,259)
12/31/2023	84,733	—	62,029	(115,223)	—	31,539	723,044	—	522,908	(998,785)	—	247,167
Class T(1)
12/31/2024	—	—	—	(6,980)	—	(6,980)	—	—	—	(71,957)	—	(71,957)
12/31/2023	38	—	460	(12)	—	486	354	—	4,302	(114)	—	4,542
Solution 2050
Class ADV
12/31/2024	184,731	—	10,513	(230,229)	—	(34,985)	2,844,424	—	160,015	(3,648,154)	—	(643,715)
12/31/2023	228,691	—	60,262	(300,963)	—	(12,010)	3,087,771	—	811,733	(4,043,990)	—	(144,486)
Class I
12/31/2024	146,747	—	5,101	(197,603)	—	(45,755)	2,386,460	—	81,815	(3,055,084)	—	(586,809)
12/31/2023	157,697	—	24,603	(438,391)	—	(256,091)	2,218,819	—	348,867	(6,226,216)	—	(3,658,530)
Class S
12/31/2024	334,568	—	12,952	(212,754)	—	134,766	5,346,913	—	203,728	(3,513,850)	—	2,036,791
12/31/2023	333,983	—	51,754	(254,730)	—	131,007	4,647,030	—	720,411	(3,540,498)	—	1,826,943
Class S2
12/31/2024	27,431	—	621	(33,141)	—	(5,089)	428,875	—	9,575	(534,147)	—	(95,697)
12/31/2023	17,400	—	3,566	(1,795)	—	19,171	237,006	—	48,640	(24,788)	—	260,858
Class T(1)
12/31/2024	—	—	—	(302)	—	(302)	—	—	—	(4,598)	—	(4,598)
12/31/2023	—	—	—	—	—	—	—	—	—	—	—	—
Solution 2055
Class ADV
12/31/2024	500,117	—	58,724	(1,879,412)	—	(1,320,571)	5,814,050	—	675,917	(22,816,537)	—	(16,326,570)
12/31/2023	676,034	—	242,429	(1,053,400)	—	(134,937)	6,853,493	—	2,477,627	(10,660,280)	—	(1,329,160)
Class I
12/31/2024	403,454	—	26,310	(568,693)	—	(138,929)	4,914,917	—	318,089	(6,647,712)	—	(1,414,706)
12/31/2023	342,590	—	98,821	(1,121,232)	—	(679,821)	3,635,127	—	1,058,375	(11,824,303)	—	(7,130,801)
Class S
12/31/2024	780,331	—	114,769	(857,437)	—	37,663	9,302,753	—	1,340,499	(10,336,758)	—	306,494
12/31/2023	834,087	—	408,247	(1,195,976)	—	46,358	8,587,306	—	4,229,438	(12,302,600)	—	514,144
Class S2
12/31/2024	69,219	—	3,945	(76,183)	—	(3,019)	817,796	—	45,878	(905,321)	—	(41,647)
12/31/2023	68,910	—	15,531	(92,411)	—	(7,970)	702,469	—	160,283	(935,589)	—	(72,837)

40

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Solution 2060
Class ADV
12/31/2024	230,050	—	16,185	(264,421)	—	(18,186)	2,640,959	—	182,401	(3,105,843)	—	(282,483)
12/31/2023	262,446	—	49,681	(315,700)	—	(3,573)	2,604,088	—	498,798	(3,140,548)	—	(37,662)
Class I
12/31/2024	170,577	—	9,633	(236,218)	—	(56,008)	2,011,799	—	111,643	(2,638,557)	—	(515,115)
12/31/2023	221,276	—	27,187	(388,078)	—	(139,615)	2,265,128	—	280,300	(3,947,279)	—	(1,401,851)
Class S
12/31/2024	388,244	—	19,532	(166,426)	—	241,350	4,488,479	—	221,100	(1,971,637)	—	2,737,942
12/31/2023	300,419	—	48,377	(272,730)	—	76,066	3,010,126	—	487,642	(2,744,767)	—	753,001
Class S2
12/31/2024	30,096	—	1,082	(44,664)	—	(13,486)	345,180	—	12,228	(515,816)	—	(158,408)
12/31/2023	35,554	—	3,965	(28,996)	—	10,523	352,796	—	39,846	(280,696)	—	111,946
Class T(1)
12/31/2024	—	—	—	(509)	—	(509)	—	—	—	(5,643)	—	(5,643)
12/31/2023	—	—	24	—	—	24	—	—	239	—	—	239
Solution 2065
Class ADV
12/31/2024	141,094	—	30,167	(162,923)	—	8,338	1,627,507	—	343,925	(1,967,517)	—	3,915
12/31/2023	169,386	—	185	(55,251)	—	114,320	1,674,235	—	1,985	(540,504)	—	1,135,716
Class I
12/31/2024	152,032	—	38,838	(87,618)	—	103,252	1,725,752	—	426,411	(978,410)	—	1,173,753
12/31/2023	124,144	—	12,858	(85,105)	—	51,897	1,220,820	—	133,338	(810,449)	—	543,709
Class S
12/31/2024	406,826	—	91,249	(107,134)	—	390,941	4,739,191	—	1,031,004	(1,235,437)	—	4,534,758
12/31/2023	283,104	—	6,440	(51,080)	—	238,464	2,768,951	—	68,650	(501,022)	—	2,336,579
Class S2
12/31/2024	10,496	—	2,301	(7,470)	—	5,327	124,113	—	26,225	(91,896)	—	58,442
12/31/2023	7,362	—	12	(955)	—	6,419	72,247	—	126	(9,180)	—	63,193
Class T(1)
12/31/2024	—	—	—	(369)	—	(369)	—	—	—	(4,130)	—	(4,130)
12/31/2023	—	—	—	—	—	—	—	—	—	—	—	—

(1)	Class T was fully redeemed on close of business May 1, 2024.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, straddle loss deferrals and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

41

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Solution Aggressive	$409,816	$537,925	$778,810	$1,318,253
Solution Balanced	882,883	—	1,917,897	3,009,620
Solution Conservative	394,037	—	448,973	195,232
Solution Income	4,533,775	—	5,571,811	1,818,555
Solution Moderately Aggressive	7,456,325	3,394,992	15,229,278	25,858,545
Solution 2025	8,987,204	—	11,598,031	7,645,727
Solution 2030	951,973	—	1,286,006	785,743
Solution 2035	9,511,068	—	18,417,405	17,517,448
Solution 2040	591,007	—	1,293,092	971,836
Solution 2045	6,234,509	—	13,848,900	20,996,260
Solution 2050	455,133	—	996,045	933,824
Solution 2055	1,973,920	406,463	4,495,214	3,430,509
Solution 2060	363,764	163,608	731,268	575,557
Solution 2065	426,969	1,400,596	185,000	19,098

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Solution Aggressive	$4,637,866	$11,186,227	$11,584,588	$—	—	$27,408,681
Solution Balanced	4,735,380	5,102,300	4,317,447	—	—	14,155,127
Solution Conservative	2,524,150	—	(5,034,571)	(30,519)	Short-term	(4,208,908)
				(1,667,968)	Long-term
				$(1,698,487)
Solution Income	5,218,717	—	(8,398,997)	(9,100,095)	Long-term	(12,280,375)
Solution Moderately Aggressive	11,707,197	24,284,852	16,664,544	—	—	52,656,593
Solution 2025	10,951,121	—	(15,122,975)	(4,007,952)	Long-term	(8,179,806)
Solution 2030	1,447,060	1,632,028	(1,830,038)	—	—	1,249,050
Solution 2035	22,295,297	11,843,618	9,567,250	—	—	43,706,165
Solution 2040	1,008,529	2,107,837	(104,431)	—	—	3,011,935
Solution 2045	11,401,917	16,895,566	18,425,655	—	—	46,723,138
Solution 2050	749,143	3,164,475	507,818	—	—	4,421,436
Solution 2055	5,848,715	9,680,485	5,334,564	—	—	20,863,764
Solution 2060	725,470	2,439,175	202,827	—	—	3,367,472
Solution 2065	—	342,776	405,759	—	—	748,535

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of December 31, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

42

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 12 — REORGANIZATIONS

On July 12, 2024, Solution Aggressive Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Strategic Allocation Growth Portfolio (“Acquired Portfolio”) an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2024, are as follows (Unaudited):

Net investment income	$2,712,635

Net realized and unrealized gain on investments	$47,881,913

Net increase in net assets resulting from operations	$50,594,548

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 12, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

43

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 12 — REORGANIZATIONS (continued)

Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolio’s Conversion Ratio
$149,185	$38,924	$(2,007)	$23,705	0.9581

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $188,109,104.

On July 12, 2024, Solution Balanced Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Strategic Allocation Moderate Portfolio (“Acquired Portfolio”) an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2024, are as follows (Unaudited):

Net investment income	$4,459,585

Net realized and unrealized gain on investments	$32,957,846

Net increase in net assets resulting from operations	$37,417,431

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 12, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolio’s Conversion Ratio
$133,874	$56,646	$(1,590)	$15,410	1.3812

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $190,519,808.

On July 12, 2024, Solution Conservative Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Strategic Allocation Conservative Portfolio (“Acquired Portfolio 1”) and Voya Solution Moderately Conservative Portfolio (“Acquired Portfolio 2”), open-end investment companies that are not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2024, are as follows (Unaudited):

Net investment income	$3,415,439

Net realized and unrealized gain on investments	$4,871,222

Net increase in net assets resulting from operations	$8,286,661

44

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 12 — REORGANIZATIONS (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since July 12, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Acquired Portfolios	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolios (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation/ (Depreciation) (000s)	Portfolios’ Conversion Ratio
Acquired Portfolio 1	$58,839	$9,662	$—	$1,029	1.1132
Acquired Portfolio 2	$31,999	$9,662	$(895)	$(168)	0.9032

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $100,500,474.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Reorganization: On November 12, 2024, the Board approved the reorganization of Solution 2025 into Solution Income on or about August 8, 2025. Following the reorganization, shareholders of Solution 2025 will hold shares of Solution Income.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

45

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.5%
21,869	Vanguard FTSE Emerging Markets ETF	$963,111	0.5
	Total Exchange-Traded Funds (Cost $994,532)	963,111	0.5

MUTUAL FUNDS: 99.5%
	Affiliated Investment Companies: 99.5%
1,341,693	Voya Intermediate Bond Fund - Class R6	11,565,395	6.2
683,168	Voya International Index Portfolio - Class I	7,596,829	4.0
1,441,891	Voya Large Cap Value Portfolio - Class R6	9,083,915	4.8
397,443	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,708,140	2.0
1,389,910	Voya Multi-Manager International Equity Fund - Class I	14,177,085	7.6
1,240,650	Voya Multi-Manager Mid Cap Value Fund - Class I	11,724,142	6.2
144,627	Voya Russell TM Large Cap Growth Index - Class I	11,875,313	6.3
102,593	Voya Small Cap Growth Fund - Class R6	4,394,052	2.3
517,725	Voya Small Company Fund - Class R6	7,667,506	4.1
3,253,953	Voya U.S. Stock Index Portfolio - Class I	65,957,636	35.1
352,376	VY® Invesco Comstock Portfolio - Class I	7,297,711	3.9
504,711	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	14,263,125	7.6
1,027,126	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,770,866	6.3
58,761	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,830,810	3.1
	Total Mutual Funds (Cost $168,338,232)	186,912,525	99.5
	Total Long-Term Investments (Cost $169,332,764)	187,875,636	100.0
	Total Investments in Securities (Cost $169,332,764)	$187,875,636	100.0
	Assets in Excess of Other Liabilities	51,038	0.0
	Net Assets	$187,926,674	100.0

See Accompanying Notes to Financial Statements

46

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$963,111	$—	$—	$963,111
Mutual Funds	186,912,525	—	—	186,912,525
Total Investments, at fair value	$187,875,636	$—	$—	$187,875,636

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$2,362,242	$10,548,626	$(1,150,784)	$(194,689)	$11,565,395	$319,442	$9,531	$—
Voya International Index Portfolio - Class I	—	8,450,882	(437,532)	(416,521)	7,596,829	39,574	11,790	—
Voya Large Cap Value Portfolio - Class R6	1,220,858	7,577,717	460,047	(174,707)	9,083,915	147,044	218,192	326,392
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,031,706	3,291,987	(67,579)	(547,974)	3,708,140	166,247	80,501	—
Voya Multi-Manager International Equity Fund - Class I	1,625,698	13,997,585	(706,662)	(739,536)	14,177,085	255,133	50,760	—
Voya Multi-Manager International Factors Fund - Class I	1,650,228	139,733	(1,714,180)	(75,781)	—	—	159,991	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,053,857	11,185,360	(714,100)	(800,975)	11,724,142	107,714	126,784	1,132,337
Voya Russell TM Large Cap Growth Index - Class I	1,956,166	10,159,750	(902,144)	661,541	11,875,313	9,011	449,663	79,012
Voya Small Cap Growth Fund - Class R6	1,058,783	3,669,622	57,836	(392,189)	4,394,052	77,397	226,619	347,730
Voya Small Company Fund - Class R6	1,421,673	7,944,430	(1,223,526)	(475,071)	7,667,506	133,090	384,739	761,610
Voya U.S. Stock Index Portfolio - Class I	12,518,853	50,107,974	7,047,914	(3,717,105)	65,957,636	814,684	3,282,099	5,391,280
VY® Invesco Comstock Portfolio - Class I	1,046,486	7,280,245	(822,862)	(206,158)	7,297,711	127,622	10,357	422,134
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,573,954	12,617,962	(1,140,062)	211,271	14,263,125	412,299	(58,288)	168,269
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,053,869	11,841,425	(2,490,069)	365,641	11,770,866	—	132,061	1,232,783
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,414,024	3,995,357	615,847	(194,418)	5,830,810	—	202,505	509,956
	$33,988,397	$162,808,655	$(3,187,856)	$(6,696,671)	$186,912,525	$2,609,257	$5,287,304	$10,371,503

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

47

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $176,291,048.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$19,117,495
Gross Unrealized Depreciation	(7,532,907)
Net Unrealized Appreciation	$11,584,588

See Accompanying Notes to Financial Statements

48

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares	RA	Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
4,139,758	Voya Intermediate Bond Fund - Class R6	$35,684,715	18.8
1,443,382	Voya Large Cap Value Portfolio - Class R6	9,093,305	4.8
927,205 (1)	Voya MidCap Opportunities Portfolio - Class R6	5,451,964	2.9
398,526	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,718,244	2.0
1,019,834	Voya Multi-Manager International Equity Fund - Class I	10,402,305	5.5
573,256	Voya Multi-Manager Mid Cap Value Fund - Class I	5,417,268	2.8
96,425	Voya Russell TM Large Cap Growth Index - Class I	7,917,441	4.2
1,875,904	Voya Short Duration Bond Fund - Class R6	17,502,188	9.2
41,080	Voya Small Cap Growth Fund - Class R6	1,759,478	0.9
243,665	Voya Small Company Fund - Class R6	3,608,676	1.9
2,389,098	Voya U.S. Stock Index Portfolio - Class I	48,427,008	25.5
1,349,046	VY® BrandywineGLOBAL - Bond Portfolio - Class I	12,465,188	6.6
176,368	VY® Invesco Comstock Portfolio - Class I	3,652,576	1.9
673,393	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	19,030,099	10.0
58,767	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,831,438	3.1
	Total Mutual Funds (Cost $175,775,697)	189,961,893	100.1

	Total Investments in Securities (Cost $175,775,697)	$189,961,893	100.1
	Liabilities in Excess of Other Assets	(116,910)	(0.1)
	Net Assets	$189,844,983	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

49

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Mutual Funds	$189,961,893	$—	$—	$189,961,893
Total Investments, at fair value	$189,961,893	$—	$—	$189,961,893

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$9,121,832	$31,074,769	$(4,317,195)	$(194,691)	$35,684,715	$1,074,011	$(356,117)	$—
Voya Large Cap Value Portfolio - Class R6	1,791,287	7,160,669	221,887	(80,538)	9,093,305	153,869	202,299	473,961
Voya MidCap Opportunities Portfolio - Class R6	1,529,697	3,630,621	146,680	144,966	5,451,964	—	438,094	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,513,517	2,998,535	(271,302)	(522,506)	3,718,244	165,929	68,367	—
Voya Multi-Manager International Equity Fund - Class I	1,372,671	9,859,782	(256,775)	(573,373)	10,402,305	186,509	113,051	—
Voya Multi-Manager International Factors Fund - Class I	1,393,975	127,630	(1,482,335)	(39,270)	—	—	129,515	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,505,724	4,445,276	(173,827)	(359,905)	5,417,268	49,579	101,283	521,194
Voya Russell TM Large Cap Growth Index - Class I	2,086,397	6,168,557	(846,541)	509,028	7,917,441	9,178	387,028	80,473
Voya Short Duration Bond Fund - Class R6	3,897,473	14,898,266	(1,313,248)	19,697	17,502,188	492,911	(4,598)	—
Voya Small Cap Growth Fund - Class R6	517,801	1,312,339	65,531	(136,193)	1,759,478	30,874	94,097	138,710
Voya Small Company Fund - Class R6	1,051,968	3,187,232	(425,287)	(205,237)	3,608,676	62,405	138,645	357,113
Voya U.S. Stock Index Portfolio - Class I	11,475,083	31,717,754	5,964,790	(730,619)	48,427,008	595,690	1,348,473	3,541,944
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,659,929	11,313,050	(2,432,162)	(75,629)	12,465,188	544,648	(354,650)	—
VY® Invesco Comstock Portfolio - Class I	1,792,611	3,291,149	(1,353,771)	(77,413)	3,652,576	65,427	(26,538)	343,197
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,054,240	15,165,748	(1,597,310)	407,421	19,030,099	553,204	(60,155)	228,324
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,556,075	3,803,753	554,283	(82,673)	5,831,438	—	153,605	519,990
	$49,320,280	$150,155,130	$(7,516,582)	$(1,996,935)	$189,961,893	$3,984,234	$2,372,399	$6,204,906

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

50

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $185,644,446.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,810,755
Gross Unrealized Depreciation	(12,493,308)
Net Unrealized Appreciation	$4,317,447

See Accompanying Notes to Financial Statements

51

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
192,191	Schwab U.S. TIPS ETF	$4,964,293	5.0
11,341	Vanguard FTSE Emerging Markets ETF	499,458	0.5
50,256	Vanguard Total International Bond ETF	2,465,057	2.5
	Total Exchange-Traded Funds (Cost $8,143,327)	7,928,808	8.0
MUTUAL FUNDS: 91.9%
	Affiliated Investment Companies: 91.9%
865,418	Voya High Yield Bond Fund - Class R6	5,988,695	6.0
3,175,551	Voya Intermediate Bond Fund - Class R6	27,373,253	27.6
447,633	Voya Large Cap Value Portfolio - Class R6	2,820,085	2.8
239,682 (1)	Voya MidCap Opportunities Portfolio - Class R6	1,409,331	1.4
191,251	Voya Multi-Manager International Equity Fund - Class I	1,950,756	2.0
148,146	Voya Multi-Manager Mid Cap Value Fund - Class I	1,399,979	1.4
37,407	Voya Russell TM Large Cap Growth Index - Class I	3,071,463	3.1
2,370,782	Voya Short Duration Bond Fund - Class R6	22,119,399	22.3
266,497	Voya U.S. Stock Index Portfolio - Class I	5,401,899	5.4
1,070,961	VY® BrandywineGLOBAL - Bond Portfolio - Class I	9,895,681	10.0
348,162	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9,839,069	9.9
	Total Mutual Funds (Cost $90,583,761)	91,269,610	91.9
	Total Long-Term Investments (Cost $98,727,088)	99,198,418	99.9
	Total Investments in Securities (Cost $98,727,088)	$99,198,418	99.9
	Assets in Excess of Other Liabilities	86,800	0.1
	Net Assets	$99,285,218	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

52

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,928,808	$—	$—	$7,928,808
Mutual Funds	91,269,610	—	—	91,269,610
Total Investments, at fair value	$99,198,418	$—	$—	$99,198,418

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$507,600	$5,048,256	$(5,948,264)	$392,408	$—	$28,865	$(363,400)	$—
Voya High Yield Bond Fund - Class R6	521,626	6,142,467	(666,027)	(9,371)	5,988,695	223,340	22,720	—
Voya Intermediate Bond Fund - Class R6	2,304,174	29,029,039	(3,749,500)	(210,460)	27,373,253	750,538	(223,522)	—
Voya Large Cap Value Portfolio - Class R6	—	2,944,760	8,782	(133,457)	2,820,085	47,841	121,939	150,533
Voya MidCap Opportunities Portfolio - Class R6	156,746	1,235,236	(242)	17,591	1,409,331	—	126,015	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	104,373	744	(99,511)	(5,606)	—	—	1,060	—
Voya Multi-Manager International Equity Fund - Class I	76,812	1,988,215	41,380	(155,651)	1,950,756	35,103	47,807	—
Voya Multi-Manager International Factors Fund - Class I	78,186	31,025	(107,312)	(1,899)	—	—	7,881	—
Voya Multi-Manager Mid Cap Value Fund - Class I	153,606	1,416,119	(37,028)	(132,718)	1,399,979	12,851	53,467	135,098
Voya Russell TM Large Cap Growth Index - Class I	301,089	2,718,218	(56,465)	108,621	3,071,463	1,280	143,971	11,223
Voya Short Duration Bond Fund - Class R6	2,204,191	21,700,295	(1,825,594)	40,507	22,119,399	577,420	(24,372)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	435,424	10,015	(443,169)	(2,270)	—	—	21,081	—
Voya U.S. Stock Index Portfolio - Class I	211,344	5,277,509	387,941	(474,895)	5,401,899	66,265	481,707	381,637
VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,198,732	10,735,604	(1,868,656)	(169,999)	9,895,681	443,461	(177,114)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,044,387	9,795,363	(1,115,647)	114,966	9,839,069	286,781	(63,321)	120,560
VY® T. Rowe Price Growth Equity Portfolio - Class I	163,279	3,534	(132,172)	(34,641)	—	—	50,297	—
	$9,461,569	$98,076,399	$(15,611,484)	$(656,874)	$91,269,610	$2,473,745	$226,216	$799,051

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

53

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $104,232,989.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,229,147
Gross Unrealized Depreciation	(7,263,718)
Net Unrealized Depreciation	$(5,034,571)

See Accompanying Notes to Financial Statements

54

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.8%
584,642	Schwab U.S. TIPS ETF	$15,101,303	10.2
94,109	Vanguard FTSE Developed Markets ETF	4,500,292	3.1
34,498	Vanguard FTSE Emerging Markets ETF	1,519,292	1.0
53,713	Vanguard Long-Term Treasury ETF	2,973,015	2.0
45,864	Vanguard Total International Bond ETF	2,249,629	1.5
	Total Exchange-Traded Funds (Cost $26,439,185)	26,343,531	17.8
MUTUAL FUNDS: 82.1%
	Affiliated Investment Companies: 82.1%
866,056	Voya High Yield Bond Fund - Class R6	5,993,106	4.0
4,561,669	Voya Intermediate Bond Fund - Class R6	39,321,582	26.5
895,636	Voya Large Cap Value Portfolio - Class R6	5,642,510	3.8
305,366	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,849,063	1.9
636,983	Voya Multi-Manager International Equity Fund - Class I	6,497,223	4.4
222,298	Voya Multi-Manager Mid Cap Value Fund - Class I	2,100,716	1.4
37,451	Voya Russell TM Large Cap Growth Index - Class I	3,075,129	2.1
1,455,883	Voya Short Duration Bond Fund - Class R6	13,583,386	9.2
399,956	Voya U.S. Stock Index Portfolio - Class I	8,107,116	5.5
1,596,053	VY® BrandywineGLOBAL - Bond Portfolio - Class I	14,747,528	9.9
522,613	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	14,769,032	10.0
184,022	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,108,893	1.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
30,429	VY® T. Rowe Price Growth Equity Portfolio - Class I	$3,019,435	2.0
	Total Mutual Funds (Cost $121,467,276)	121,814,719	82.1
	Total Long-Term Investments (Cost $147,906,461)	148,158,250	99.9
	Total Investments in Securities (Cost $147,906,461)	$148,158,250	99.9
	Assets in Excess of Other Liabilities	151,961	0.1
	Net Assets	$148,310,211	100.0

See Accompanying Notes to Financial Statements

55

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,343,531	$—	$—	$26,343,531
Mutual Funds	121,814,719	—	—	121,814,719
Total Investments, at fair value	$148,158,250	$—	$—	$148,158,250

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$5,499,096	$428,454	$(6,909,924)	$982,374	$—	$129,617	$(1,080,418)	$—
Voya High Yield Bond Fund - Class R6	7,464,269	653,862	(2,460,538)	335,513	5,993,106	467,327	(316,534)	—
Voya Intermediate Bond Fund - Class R6	43,208,479	15,450,592	(21,952,604)	2,615,115	39,321,582	2,076,142	(3,247,814)	—
Voya Large Cap Value Portfolio - Class R6	—	7,578,851	(2,160,095)	223,754	5,642,510	98,323	143,035	345,383
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,689,397	666,750	(1,235,862)	(271,222)	2,849,063	129,666	226,507	—
Voya Multi-Manager International Equity Fund - Class I	3,521,372	5,976,470	(3,117,172)	116,553	6,497,223	119,049	8,987	—
Voya Multi-Manager International Factors Fund - Class I	3,501,566	266,505	(3,670,108)	(97,963)	—	—	315,987	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,851,490	2,109,177	(1,896,452)	36,501	2,100,716	19,484	(62,015)	204,829
Voya Russell TM Large Cap Growth Index - Class I	6,749,542	267,544	(3,595,260)	(346,697)	3,075,129	14,757	1,507,035	129,397
Voya Short Duration Bond Fund - Class R6	16,258,932	1,757,092	(4,568,428)	135,790	13,583,386	726,305	(127,749)	—
Voya Small Company Fund - Class R6	1,942,052	1,186	(1,693,993)	(249,245)	—	—	209,480	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	11,049,927	7,113	(11,707,352)	650,312	—	—	(189,289)	—
Voya U.S. Stock Index Portfolio - Class I	4,759,234	11,378,469	(7,927,228)	(103,359)	8,107,116	101,974	1,070,710	732,057
VY® BrandywineGLOBAL - Bond Portfolio - Class I	21,454,710	4,405,279	(12,891,147)	1,778,686	14,747,528	760,450	(2,486,234)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	18,673,616	854,891	(6,274,589)	1,515,114	14,769,032	444,056	(51,015)	209,840
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,848,569	2,144,092	(2,161,184)	277,416	2,108,893	—	(43,696)	265,033
VY® T. Rowe Price Growth Equity Portfolio - Class I	4,794,756	493,248	(2,632,464)	363,895	3,019,435	—	317,914	326,091
	$156,267,007	$54,439,575	$(96,854,400)	$7,962,537	$121,814,719	$5,087,150	$(3,805,109)	$2,212,630

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

56

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $156,557,247.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,563,164
Gross Unrealized Depreciation	(11,962,161)
Net Unrealized Depreciation	$(8,398,997)

See Accompanying Notes to Financial Statements

57

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.5%
54,083	Vanguard FTSE Emerging Markets ETF	$2,381,815	0.5
	Total Exchange-Traded Funds (Cost $2,459,521)	2,381,815	0.5
MUTUAL FUNDS: 99.5%
	Affiliated Investment Companies: 99.5%
4,950,236	Voya Intermediate Bond Fund - Class R6	42,671,033	9.2
1,680,141	Voya International Index Portfolio - Class I	18,683,172	4.0
3,545,610	Voya Large Cap Value Portfolio - Class R6	22,337,343	4.8
975,896	Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,105,114	2.0
2,506,758	Voya Multi-Manager International Equity Fund - Class I	25,568,928	5.5
2,346,748	Voya Multi-Manager Mid Cap Value Fund - Class I	22,176,770	4.8
296,462	Voya Russell TM Large Cap Growth Index - Class I	24,342,454	5.2
2,049,134	Voya Short Duration Bond Fund - Class R6	19,118,422	4.1
201,808	Voya Small Cap Growth Fund - Class R6	8,643,430	1.9
824,129	Voya Small Company Fund - Class R6	12,205,353	2.6
6,966,575	Voya U.S. Stock Index Portfolio - Class I	141,212,478	30.4
2,040,480	VY® BrandywineGLOBAL - Bond Portfolio - Class I	18,854,035	4.1
649,872	VY® Invesco Comstock Portfolio - Class I	13,458,847	2.9
1,655,088	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	46,772,794	10.1
1,942,834	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	22,264,872	4.8
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
144,533	VY® T. Rowe Price Growth Equity Portfolio - Class I	$14,342,003	3.1
	Total Mutual Funds (Cost $424,673,587)	461,757,048	99.5
	Total Long-Term Investments (Cost $427,133,108)	464,138,863	100.0
	Total Investments in Securities (Cost $427,133,108)	$464,138,863	100.0
	Assets in Excess of Other Liabilities	7,245	0.0
	Net Assets	$464,146,108	100.0

See Accompanying Notes to Financial Statements

58

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,381,815	$—	$—	$2,381,815
Mutual Funds	461,757,048	—	—	461,757,048
Total Investments, at fair value	$464,138,863	$—	$—	$464,138,863

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$45,375,169	$9,063,599	$(12,509,898)	$742,163	$42,671,033	$2,077,792	$(1,650,808)	$—
Voya International Index Portfolio - Class I	—	21,666,099	(2,496,355)	(486,572)	18,683,172	396,995	50,800	—
Voya Large Cap Value Portfolio - Class R6	21,321,788	4,267,223	(8,098,669)	4,847,001	22,337,343	379,242	(2,709,883)	1,188,629
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,010,087	2,226,414	(6,267,746)	(863,641)	9,105,114	409,813	620,037	—
Voya Multi-Manager International Equity Fund - Class I	13,566,178	16,115,320	(4,334,931)	222,361	25,568,928	461,552	(232,281)	—
Voya Multi-Manager International Factors Fund - Class I	18,334,990	878,506	(18,852,212)	(361,284)	—	—	1,435,360	—
Voya Multi-Manager Mid Cap Value Fund - Class I	20,895,931	8,586,780	(5,827,457)	(1,478,484)	22,176,770	204,399	1,391,631	2,148,741
Voya Russell TM Large Cap Growth Index - Class I	19,283,280	6,336,174	(4,674,166)	3,397,166	24,342,454	99,186	2,361,994	869,700
Voya Short Duration Bond Fund - Class R6	13,538,920	8,241,495	(2,659,484)	(2,509)	19,118,422	777,723	8,162	—
Voya Small Cap Growth Fund - Class R6	9,583,248	915,773	(2,112,179)	256,588	8,643,430	152,753	623,677	686,289
Voya Small Company Fund - Class R6	14,336,716	2,889,438	(4,441,833)	(578,968)	12,205,353	212,545	853,988	1,216,298
Voya U.S. Stock Index Portfolio - Class I	134,732,287	32,139,725	(44,237,525)	18,577,991	141,212,478	1,743,830	(166,106)	10,850,373
VY® BrandywineGLOBAL - Bond Portfolio - Class I	17,967,120	4,919,343	(4,192,335)	159,907	18,854,035	840,072	(835,294)	—
VY® Invesco Comstock Portfolio - Class I	16,599,083	1,701,840	(5,141,325)	299,249	13,458,847	241,523	306,277	1,291,482
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	46,765,306	3,870,346	(7,826,534)	3,963,676	46,772,794	1,366,461	(216,021)	577,661
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	20,876,076	8,674,231	(13,372,861)	6,087,426	22,264,872	—	(3,391,258)	2,426,228

See Accompanying Notes to Financial Statements

59

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$19,162,434	$2,072,024	$(9,157,851)	$2,265,396	$14,342,003	$—	$616,681	$1,337,042
	$446,348,613	$134,564,330	$(156,203,361)	$37,047,466	$461,757,048	$9,363,886	$(933,044)	$22,592,443

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $447,474,319.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$42,667,255
Gross Unrealized Depreciation	(26,002,711)
Net Unrealized Appreciation	$16,664,544

See Accompanying Notes to Financial Statements

60

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares	RA	Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.2%
1,262,819	Schwab U.S. TIPS ETF	$32,618,615	8.7
239,208	Vanguard FTSE Developed Markets ETF	11,438,927	3.0
87,689	Vanguard FTSE Emerging Markets ETF	3,861,823	1.0
136,529	Vanguard Long-Term Treasury ETF	7,556,880	2.0
116,577	Vanguard Total International Bond ETF	5,718,102	1.5
	Total Exchange-Traded Funds (Cost $61,253,589)	61,194,347	16.2

MUTUAL FUNDS: 83.7%
	Affiliated Investment Companies: 83.7%
1,793,496	Voya High Yield Bond Fund - Class R6	12,410,992	3.3
11,416,982	Voya Intermediate Bond Fund - Class R6	98,414,388	26.1
2,282,532	Voya Large Cap Value Portfolio - Class R6	14,379,951	3.8
779,474	Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,272,496	1.9
2,633,573	Voya Multi-Manager International Equity Fund - Class I	26,862,448	7.1
662,024	Voya Multi-Manager Mid Cap Value Fund - Class I	6,256,126	1.7
95,434	Voya Russell TM Large Cap Growth Index - Class I	7,836,054	2.1
2,060,644	Voya Short Duration Bond Fund - Class R6	19,225,807	5.1
180,689	Voya Small Company Fund - Class R6	2,676,000	0.7
2,036,694	Voya U.S. Stock Index Portfolio - Class I	41,283,781	11.0
2,956,103	VY® BrandywineGLOBAL - Bond Portfolio - Class I	27,314,391	7.2
1,331,858	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	37,638,308	10.0
547,162	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6,270,476	1.7
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
77,543	VY® T. Rowe Price Growth Equity Portfolio - Class I	$7,694,574	2.0
	Total Mutual Funds (Cost $308,283,357)	315,535,792	83.7
	Total Long-Term Investments (Cost $369,536,946)	376,730,139	99.9
	Total Investments in Securities (Cost $369,536,946)	$376,730,139	99.9
	Assets in Excess of Other Liabilities	294,805	0.1
	Net Assets	$377,024,944	100.0

See Accompanying Notes to Financial Statements

61

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$61,194,347	$—	$—	$61,194,347
Mutual Funds	315,535,792	—	—	315,535,792
Total Investments, at fair value	$376,730,139	$—	$—	$376,730,139

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$13,215,337	$1,383,445	$(16,582,230)	$1,983,448	$—	$318,024	$(2,219,665)	$—
Voya High Yield Bond Fund - Class R6	8,960,486	6,264,503	(2,721,814)	(92,183)	12,410,992	697,117	128,224	—
Voya Intermediate Bond Fund - Class R6	90,086,678	44,593,980	(40,273,243)	4,006,973	98,414,388	4,768,673	(5,684,355)	—
Voya Large Cap Value Portfolio - Class R6	—	19,076,200	(5,251,581)	555,332	14,379,951	246,982	336,713	845,028
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,427,962	1,325,075	(6,479,156)	(1,001,385)	7,272,496	330,641	649,396	—
Voya Multi-Manager International Equity Fund - Class I	17,200,503	24,864,899	(16,139,511)	936,557	26,862,448	507,487	(615,552)	—
Voya Multi-Manager International Factors Fund - Class I	21,811,000	912,172	(23,115,110)	391,938	—	—	918,340	—
Voya Multi-Manager Mid Cap Value Fund - Class I	6,673,393	5,751,016	(6,512,159)	343,876	6,256,126	57,990	(306,090)	609,616
Voya Russell TM Large Cap Growth Index - Class I	13,893,772	673,477	(6,390,185)	(341,010)	7,836,054	35,653	2,972,958	312,619
Voya Short Duration Bond Fund - Class R6	13,038,691	10,332,292	(4,143,621)	(1,555)	19,225,807	737,663	17,794	—
Voya Small Cap Growth Fund - Class R6	4,590,781	138,780	(4,194,029)	(535,532)	—	15,462	1,082,079	69,467
Voya Small Company Fund - Class R6	4,662,558	447,503	(2,193,750)	(240,311)	2,676,000	46,860	243,946	268,157
Voya U.S. High Dividend Low Volatility Fund - Class R6	22,117,029	42,770	(25,444,691)	3,284,892	—	—	(2,348,305)	—
Voya U.S. Stock Index Portfolio - Class I	70,134,229	15,724,505	(47,766,647)	3,191,694	41,283,781	527,465	5,537,593	4,898,881
VY® BrandywineGLOBAL - Bond Portfolio - Class I	29,858,780	13,632,721	(18,515,445)	2,338,335	27,314,391	1,161,731	(3,426,589)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	44,846,167	2,264,458	(13,093,368)	3,621,051	37,638,308	1,115,009	(71,748)	513,321
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6,666,617	5,629,557	(7,437,558)	1,411,860	6,270,476	—	(649,154)	863,823

See Accompanying Notes to Financial Statements

62

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$9,210,970	$1,221,294	$(3,474,694)	$737,004	$7,694,574	$—	$711,384	$793,672
	$390,394,953	$154,278,647	$(249,728,792)	$20,590,984	$315,535,792	$10,566,757	$(2,723,031)	$9,174,584

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $391,853,114.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$13,892,172
Gross Unrealized Depreciation	(29,015,147)
Net Unrealized Depreciation	$(15,122,975)

See Accompanying Notes to Financial Statements

63

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.5%
67,113	Schwab U.S. TIPS ETF	$1,733,529	3.0
60,017	Vanguard FTSE Developed Markets ETF	2,870,013	5.0
19,801	Vanguard FTSE Emerging Markets ETF	872,036	1.5
20,553	Vanguard Long-Term Treasury ETF	1,137,608	2.0
	Total Exchange-Traded Funds (Cost $6,442,011)	6,613,186	11.5

MUTUAL FUNDS: 88.5%
	Affiliated Investment Companies: 88.5%
169,093	Voya High Yield Bond Fund - Class R6	1,170,126	2.0
1,355,733	Voya Intermediate Bond Fund - Class R6	11,686,415	20.3
262,471	Voya Large Cap Value Portfolio - Class R6	1,653,567	2.9
120,469	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,123,972	2.0
589,194	Voya Multi-Manager International Equity Fund - Class I	6,009,783	10.4
144,788	Voya Multi-Manager Mid Cap Value Fund - Class I	1,368,245	2.4
21,920	Voya Russell TM Large Cap Growth Index - Class I	1,799,887	3.1
157,176	Voya Short Duration Bond Fund - Class R6	1,466,455	2.6
9,386	Voya Small Cap Growth Fund - Class R6	401,982	0.7
64,762	Voya Small Company Fund - Class R6	959,125	1.7
511,249	Voya U.S. Stock Index Portfolio - Class I	10,363,009	18.0
377,194	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,485,274	6.1
53,449	VY® Invesco Comstock Portfolio - Class I	1,106,927	1.9
204,087	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,767,491	10.0
119,819	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,373,120	2.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
11,876	VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,178,490	2.0
	Total Mutual Funds (Cost $48,818,300)	50,913,868	88.5
	Total Long-Term Investments (Cost $55,260,311)	57,527,054	100.0
	Total Investments in Securities (Cost $55,260,311)	$57,527,054	100.0
	Liabilities in Excess of Other Assets	(4,613)	0.0
	Net Assets	$57,522,441	100.0

See Accompanying Notes to Financial Statements

64

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,613,186	$—	$—	$6,613,186
Mutual Funds	50,913,868	—	—	50,913,868
Total Investments, at fair value	$57,527,054	$—	$—	$57,527,054

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$1,074,319	$376,337	$(271,083)	$(9,447)	$1,170,126	$75,946	$11,620	$—
Voya Intermediate Bond Fund - Class R6	9,466,225	5,613,720	(3,265,183)	(128,347)	11,686,415	522,051	(58,354)	—
Voya Large Cap Value Portfolio - Class R6	—	2,026,582	(425,881)	52,866	1,653,567	27,807	28,615	83,327
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,147,738	451,500	(1,299,643)	(175,623)	1,123,972	50,303	116,672	—
Voya Multi-Manager International Equity Fund - Class I	2,669,938	5,168,026	(1,589,757)	(238,424)	6,009,783	108,011	193,981	—
Voya Multi-Manager International Factors Fund - Class I	3,229,526	414,459	(3,510,025)	(133,960)	—	—	338,080	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,068,541	1,044,547	(725,709)	(19,134)	1,368,245	12,542	(6,946)	131,851
Voya Russell TM Large Cap Growth Index - Class I	1,664,112	486,023	(525,982)	175,734	1,799,887	6,933	256,960	60,791
Voya Short Duration Bond Fund - Class R6	1,040,822	704,436	(278,684)	(119)	1,466,455	52,974	599	—
Voya Small Cap Growth Fund - Class R6	550,108	159,762	(280,249)	(27,639)	401,982	7,065	104,094	31,739
Voya Small Company Fund - Class R6	1,115,282	427,271	(509,835)	(73,593)	959,125	16,611	104,236	95,057
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,592,798	72,956	(1,759,046)	93,292	—	—	(25,229)	—
Voya U.S. Stock Index Portfolio - Class I	10,584,132	4,190,462	(4,824,566)	412,981	10,363,009	128,089	993,099	837,797
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,603,507	1,641,676	(1,793,898)	33,989	3,485,274	147,118	(168,974)	—
VY® Invesco Comstock Portfolio - Class I	1,088,743	369,768	(398,559)	46,975	1,106,927	19,754	(7,170)	100,680
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,378,607	1,497,559	(1,768,938)	660,263	5,767,491	166,747	(231,153)	67,497
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,068,407	1,046,239	(837,802)	96,276	1,373,120	—	55,278	141,748

See Accompanying Notes to Financial Statements

65

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,102,836	$397,209	$(373,195)	$51,640	$1,178,490	$—	$134,201	$104,182
	$48,445,641	$26,088,532	$(24,438,035)	$817,730	$50,913,868	$1,341,951	$1,839,609	$1,654,669

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $59,357,092.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,654,359
Gross Unrealized Depreciation	(4,484,398)
Net Unrealized Depreciation	$(1,830,039)

See Accompanying Notes to Financial Statements

66

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.1%
777,443	Vanguard FTSE Developed Markets ETF	$37,177,325	6.6
197,304	Vanguard FTSE Emerging Markets ETF	8,689,268	1.5
204,797	Vanguard Long-Term Treasury ETF	11,335,514	2.0
	Total Exchange-Traded Funds (Cost $52,563,743)	57,202,107	10.1

MUTUAL FUNDS: 89.9%
	Affiliated Investment Companies: 89.9%
1,665,172	Voya High Yield Bond Fund - Class R6	11,522,989	2.0
10,671,846	Voya Intermediate Bond Fund - Class R6	91,991,315	16.3
2,583,498	Voya Large Cap Value Portfolio - Class R6	16,276,038	2.9
1,769,924	Voya Multi-Manager Emerging Markets Equity Fund - Class I	16,513,386	2.9
6,585,745	Voya Multi-Manager International Equity Fund - Class I	67,174,600	11.9
1,424,981	Voya Multi-Manager Mid Cap Value Fund - Class I	13,466,067	2.4
215,971	Voya Russell TM Large Cap Growth Index - Class I	17,733,344	3.1
303,209	Voya Short Duration Bond Fund - Class R6	2,828,936	0.5
122,553	Voya Small Cap Growth Fund - Class R6	5,248,950	0.9
637,451	Voya Small Company Fund - Class R6	9,440,644	1.7
6,922,632	Voya U.S. Stock Index Portfolio - Class I	140,321,760	24.8
2,473,160	VY® BrandywineGLOBAL - Bond Portfolio - Class I	22,851,995	4.0
526,101	VY® Invesco Comstock Portfolio - Class I	10,895,551	1.9
2,009,737	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	56,795,154	10.1
1,179,566	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	13,517,832	2.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
116,994	VY® T. Rowe Price Growth Equity Portfolio - Class I	$11,609,362	2.1
	Total Mutual Funds (Cost $474,693,732)	508,187,923	89.9
	Total Long-Term Investments (Cost $527,257,475)	565,390,030	100.0
	Total Investments in Securities (Cost $527,257,475)	$565,390,030	100.0
	Liabilities in Excess of Other Assets	(45,984)	0.0
	Net Assets	$565,344,046	100.0

See Accompanying Notes to Financial Statements

67

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$57,202,107	$—	$—	$57,202,107
Mutual Funds	508,187,923	—	—	508,187,923
Total Investments, at fair value	$565,390,030	$—	$—	$565,390,030

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$11,582,297	$1,950,141	$(1,948,072)	$(61,377)	$11,522,989	$805,103	$90,411	$—
Voya Intermediate Bond Fund - Class R6	79,521,179	31,327,382	(19,712,374)	855,128	91,991,315	4,389,369	(2,281,781)	—
Voya Large Cap Value Portfolio - Class R6	17,610,932	1,757,774	(9,484,237)	6,391,569	16,276,038	277,349	(4,678,170)	892,974
Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,217,667	3,065,984	(17,434,944)	1,664,679	16,513,386	743,863	(2,334,849)	—
Voya Multi-Manager International Equity Fund - Class I	34,607,761	48,509,976	(18,487,174)	2,544,037	67,174,600	1,215,983	(2,537,661)	—
Voya Multi-Manager International Factors Fund - Class I	40,674,015	1,578,536	(43,868,968)	1,616,417	—	—	910,347	—
Voya Multi-Manager Mid Cap Value Fund - Class I	11,513,854	8,543,945	(7,142,246)	550,514	13,466,067	124,031	(696,370)	1,303,872
Voya Russell TM Large Cap Growth Index - Class I	17,916,410	1,778,867	(4,361,172)	2,399,239	17,733,344	74,302	2,204,281	651,508
Voya Short Duration Bond Fund - Class R6	—	2,837,166	(11,260)	3,030	2,828,936	4,063	8	—
Voya Small Cap Growth Fund - Class R6	5,936,683	680,725	(1,486,664)	118,206	5,248,950	92,698	453,892	416,474
Voya Small Company Fund - Class R6	11,885,845	2,401,109	(4,315,362)	(530,948)	9,440,644	164,285	900,834	940,128
Voya U.S. Stock Index Portfolio - Class I	143,315,127	37,979,289	(52,062,311)	11,089,655	140,321,760	1,747,563	8,794,090	12,205,369
VY® BrandywineGLOBAL - Bond Portfolio - Class I	28,204,300	6,327,162	(12,928,374)	1,248,907	22,851,995	1,051,385	(2,278,115)	—
VY® Invesco Comstock Portfolio - Class I	17,530,366	1,700,940	(8,454,432)	118,677	10,895,551	195,835	537,013	1,085,214
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	57,898,732	4,861,385	(10,880,693)	4,915,730	56,795,154	1,666,562	(174,298)	723,339
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,654,664	8,583,000	(10,471,249)	3,751,417	13,517,832	—	(2,208,912)	1,528,183

See Accompanying Notes to Financial Statements

68

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$17,810,998	$2,008,509	$(11,278,516)	$3,068,371	$11,609,362	$—	$(513,613)	$1,124,097
	$536,880,830	$165,891,890	$(234,328,048)	$39,743,251	$508,187,923	$12,552,391	$(3,812,893)	$20,871,158

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $555,822,780.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$42,967,925
Gross Unrealized Depreciation	(33,400,674)
Net Unrealized Appreciation	$9,567,251

See Accompanying Notes to Financial Statements

69

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.9%
75,656	Vanguard FTSE Developed Markets ETF	$3,617,870	7.4
16,640	Vanguard FTSE Emerging Markets ETF	732,826	1.5
17,272	Vanguard Long-Term Treasury ETF	956,005	2.0
	Total Exchange-Traded Funds (Cost $5,025,117)	5,306,701	10.9

MUTUAL FUNDS: 89.1%
	Affiliated Investment Companies: 89.1%
144,381	Voya High Yield Bond Fund - Class R6	999,115	2.0
406,436	Voya Intermediate Bond Fund - Class R6	3,503,474	7.2
298,856	Voya Large Cap Value Portfolio - Class R6	1,882,791	3.8
207,298	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,934,090	4.0
676,404	Voya Multi-Manager International Equity Fund - Class I	6,899,323	14.1
148,374	Voya Multi-Manager Mid Cap Value Fund - Class I	1,402,139	2.9
24,957	Voya Russell TM Large Cap Growth Index - Class I	2,049,193	4.2
26,231	Voya Short Duration Bond Fund - Class R6	244,736	0.5
13,332	Voya Small Cap Growth Fund - Class R6	571,005	1.2
71,074	Voya Small Company Fund - Class R6	1,052,612	2.1
666,986	Voya U.S. Stock Index Portfolio - Class I	13,519,798	27.7
161,472	VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,492,000	3.0
68,469	VY® Invesco Comstock Portfolio - Class I	1,417,988	2.9
130,705	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,693,724	7.5
122,790	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,407,173	2.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
15,210	VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,509,336	3.1
	Total Mutual Funds (Cost $40,657,269)	43,578,497	89.1
	Total Long-Term Investments (Cost $45,682,386)	48,885,198	100.0
	Total Investments in Securities (Cost $45,682,386)	$48,885,198	100.0
	Liabilities in Excess of Other Assets	(5,241)	0.0
	Net Assets	$48,879,957	100.0

See Accompanying Notes to Financial Statements

70

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,306,701	$—	$—	$5,306,701
Mutual Funds	43,578,497	—	—	43,578,497
Total Investments, at fair value	$48,885,198	$—	$—	$48,885,198

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$791,812	$365,518	$(153,576)	$(4,639)	$999,115	$60,567	$6,578	$—
Voya Intermediate Bond Fund - Class R6	2,720,608	1,508,829	(665,282)	(60,681)	3,503,474	150,163	1,292	—
Voya Large Cap Value Portfolio - Class R6	1,704,722	603,209	(465,151)	40,011	1,882,791	31,438	118,102	90,477
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,991,981	747,517	(642,523)	(162,885)	1,934,090	86,443	61,067	—
Voya Multi-Manager International Equity Fund - Class I	2,734,608	5,879,801	(1,435,121)	(279,965)	6,899,323	123,914	209,489	—
Voya Multi-Manager International Factors Fund - Class I	3,158,683	593,512	(3,584,042)	(168,153)	—	—	371,139	—
Voya Multi-Manager Mid Cap Value Fund - Class I	982,535	987,676	(521,892)	(46,180)	1,402,139	12,846	9,598	135,048
Voya Russell TM Large Cap Growth Index - Class I	1,635,675	590,785	(427,639)	250,372	2,049,193	7,230	206,730	63,395
Voya Short Duration Bond Fund - Class R6	—	245,336	(863)	263	244,736	350	—	—
Voya Small Cap Growth Fund - Class R6	608,205	225,083	(248,096)	(14,187)	571,005	10,029	87,823	45,057
Voya Small Company Fund - Class R6	1,028,264	495,210	(410,474)	(60,388)	1,052,612	18,220	80,790	104,262
Voya U.S. Stock Index Portfolio - Class I	11,391,369	5,327,395	(3,921,553)	722,587	13,519,798	166,050	849,418	1,015,023
VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,141,846	698,348	(321,870)	(26,324)	1,492,000	59,943	(18,615)	—
VY® Invesco Comstock Portfolio - Class I	1,203,814	512,491	(341,622)	43,305	1,417,988	25,209	(6,831)	122,814
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,971,624	1,091,231	(717,084)	347,953	3,693,724	105,942	(105,096)	41,221
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	982,137	974,190	(610,543)	61,389	1,407,173	—	82,803	138,300

See Accompanying Notes to Financial Statements

71

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,321,726	$539,348	$(431,225)	$79,487	$1,509,336	$—	$141,585	$129,142
	$36,369,609	$21,385,479	$(14,898,556)	$721,965	$43,578,497	$858,344	$2,095,872	$1,884,739

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $48,989,629.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,496,193
Gross Unrealized Depreciation	(3,600,624)
Net Unrealized Depreciation	$(104,431)

See Accompanying Notes to Financial Statements

72

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.1%
709,227	Vanguard FTSE Developed Markets ETF	$33,915,235	7.6
155,993	Vanguard FTSE Emerging Markets ETF	6,869,932	1.5
80,959	Vanguard Long-Term Treasury ETF	4,481,080	1.0

	Total Exchange-Traded Funds
	(Cost $42,132,377)	45,266,247	10.1

MUTUAL FUNDS: 89.9%
	Affiliated Investment Companies: 89.9%
1,323,778	Voya High Yield Bond Fund - Class R6	9,160,542	2.0
1,587,642	Voya Intermediate Bond Fund - Class R6	13,685,476	3.1
2,738,879	Voya Large Cap Value Portfolio - Class R6	17,254,940	3.8
2,357,004	Voya Multi-Manager Emerging Markets Equity Fund - Class I	21,990,849	4.9
7,007,901	Voya Multi-Manager International Equity Fund - Class I	71,480,587	16.0
1,359,644	Voya Multi-Manager Mid Cap Value Fund - Class I	12,848,639	2.9
228,922	Voya Russell TM Large Cap Growth Index - Class I	18,796,815	4.2
240,178	Voya Short Duration Bond Fund - Class R6	2,240,864	0.5
146,178	Voya Small Cap Growth Fund - Class R6	6,260,812	1.4
651,388	Voya Small Company Fund - Class R6	9,647,052	2.1
7,171,606	Voya U.S. Stock Index Portfolio - Class I	145,368,445	32.5
627,472	VY® Invesco Comstock Portfolio - Class I	12,994,947	2.9
1,198,326	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	33,864,702	7.6
1,125,539	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	12,898,679	2.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
139,515	VY® T. Rowe Price Growth Equity Portfolio - Class I	$13,844,034	3.1

	Total Mutual Funds
	(Cost $364,289,385)	402,337,383	89.9

	Total Long-Term Investments
	(Cost $406,421,762)	447,603,630	100.0

	Total Investments in Securities
	(Cost $406,421,762)	$447,603,630	100.0

	Assets in Excess of Other Liabilities	13,706	0.0
	Net Assets	$447,617,336	100.0

See Accompanying Notes to Financial Statements

73

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$45,266,247	$—	$—	$45,266,247
Mutual Funds	402,337,383	—	—	402,337,383
Total Investments, at fair value	$447,603,630	$—	$—	$447,603,630

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$9,018,224	$1,811,816	$(1,617,972)	$(51,526)	$9,160,542	$628,114	$73,528	$—
Voya Intermediate Bond Fund - Class R6	13,088,001	4,654,587	(3,802,639)	(254,473)	13,685,476	657,081	1,430	—
Voya Large Cap Value Portfolio - Class R6	19,427,051	1,970,090	(8,461,323)	4,319,122	17,254,940	292,375	(2,502,791)	931,926
Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,317,180	4,013,349	(11,368,748)	2,029,068	21,990,849	988,649	(2,900,625)	—
Voya Multi-Manager International Equity Fund - Class I	40,332,405	47,543,444	(20,407,242)	4,011,980	71,480,587	1,292,398	(3,820,515)	—
Voya Multi-Manager International Factors Fund - Class I	40,610,833	2,258,317	(43,838,284)	969,134	—	—	1,553,785	—
Voya Multi-Manager Mid Cap Value Fund - Class I	11,206,010	7,247,071	(6,167,916)	563,474	12,848,639	118,282	(685,559)	1,243,437
Voya Russell TM Large Cap Growth Index - Class I	17,424,702	2,798,059	(4,063,793)	2,637,847	18,796,815	76,846	2,038,169	673,817
Voya Short Duration Bond Fund - Class R6	—	2,241,221	(2,758)	2,401	2,240,864	3,208	3	—
Voya Small Cap Growth Fund - Class R6	6,934,933	807,861	(1,641,190)	159,208	6,260,812	110,497	490,732	496,442
Voya Small Company Fund - Class R6	11,482,344	2,722,076	(4,058,428)	(498,940)	9,647,052	167,774	798,650	960,093
Voya U.S. Stock Index Portfolio - Class I	148,191,282	31,831,709	(51,201,243)	16,546,697	145,368,445	1,795,836	3,678,600	11,899,312
VY® Invesco Comstock Portfolio - Class I	13,650,236	2,132,779	(3,117,251)	329,183	12,994,947	232,451	167,514	1,271,928
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	33,769,650	3,693,659	(6,560,238)	2,961,631	33,864,702	988,030	(217,112)	424,612
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,198,906	7,290,267	(8,450,760)	2,860,266	12,898,679	—	(1,378,202)	1,432,486
VY® T. Rowe Price Growth Equity Portfolio - Class I	16,160,382	2,335,775	(6,938,503)	2,286,380	13,844,034	—	228,175	1,317,407
	$419,812,139	$125,352,080	$(181,698,288)	$38,871,452	$402,337,383	$7,351,541	$(2,474,218)	$20,651,460

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

74

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $429,177,975.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$43,339,236
Gross Unrealized Depreciation	(24,913,582)
Net Unrealized Appreciation	$18,425,654

See Accompanying Notes to Financial Statements

75

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.2%
66,557	Vanguard FTSE Developed Markets ETF	$3,182,756	7.7
14,639	Vanguard FTSE Emerging Markets ETF	644,701	1.5

	Total Exchange-Traded Funds
	(Cost $3,571,959)	3,827,457	9.2

MUTUAL FUNDS: 90.8%
	Affiliated Investment Companies: 90.8%
148,045	Voya Intermediate Bond Fund - Class R6	1,276,152	3.1
254,483	Voya Large Cap Value Portfolio - Class R6	1,603,244	3.9
218,411	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,037,771	4.9
648,425	Voya Multi-Manager International Equity Fund - Class I	6,613,932	15.9
147,370	Voya Multi-Manager Mid Cap Value Fund - Class I	1,392,645	3.3
21,292	Voya Russell TM Large Cap Growth Index - Class I	1,748,271	4.2
22,313	Voya Short Duration Bond Fund - Class R6	208,182	0.5
13,582	Voya Small Cap Growth Fund - Class R6	581,716	1.4
60,536	Voya Small Company Fund - Class R6	896,543	2.1
708,010	Voya U.S. Stock Index Portfolio - Class I	14,351,354	34.5
58,300	VY® Invesco Comstock Portfolio - Class I	1,207,384	2.9
111,375	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,147,451	7.6
122,040	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,398,574	3.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
12,974	VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,287,378	3.1

	Total Mutual Funds
	(Cost $34,677,053)	37,750,597	90.8

	Total Long-Term Investments
	(Cost $38,249,012)	41,578,054	100.0

	Total Investments in Securities
	(Cost $38,249,012)	$41,578,054	100.0

	Liabilities in Excess of Other Assets	(13,730)	0.0
	Net Assets	$41,564,324	100.0

See Accompanying Notes to Financial Statements

76

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,827,457	$—	$—	$3,827,457
Mutual Funds	37,750,597	—	—	37,750,597
Total Investments, at fair value	$41,578,054	$—	$—	$41,578,054

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$1,078,254	$910,633	$(677,309)	$(35,426)	$1,276,152	$50,849	$7,910	$—
Voya Large Cap Value Portfolio - Class R6	1,536,029	471,617	(438,404)	34,002	1,603,244	26,898	113,835	81,254
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,138,871	738,816	(701,185)	(138,731)	2,037,771	93,289	45,124	—
Voya Multi-Manager International Equity Fund - Class I	3,200,654	5,162,971	(1,559,141)	(190,552)	6,613,932	122,051	164,835	—
Voya Multi-Manager International Factors Fund - Class I	3,068,935	454,652	(3,345,387)	(178,200)	—	—	378,400	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,064,048	917,581	(565,968)	(23,016)	1,392,645	13,007	(3,375)	136,735
Voya Russell TM Large Cap Growth Index - Class I	1,381,550	527,051	(374,802)	214,472	1,748,271	6,566	192,423	57,570
Voya Short Duration Bond Fund - Class R6	—	208,077	(118)	223	208,182	297	—	—
Voya Small Cap Growth Fund - Class R6	548,318	184,799	(155,190)	3,789	581,716	10,415	46,098	46,790
Voya Small Company Fund - Class R6	927,156	403,716	(380,097)	(54,232)	896,543	15,812	76,507	90,486
Voya U.S. Stock Index Portfolio - Class I	12,970,721	5,344,870	(4,733,365)	769,128	14,351,354	176,188	1,061,431	1,100,615
VY® Invesco Comstock Portfolio - Class I	1,084,119	409,248	(322,096)	36,113	1,207,384	21,473	1,885	109,615
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,784,914	1,751,517	(583,732)	194,752	3,147,451	90,806	4,159	37,023
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,064,112	909,190	(665,061)	90,333	1,398,574	—	65,239	143,980
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,281,911	430,743	(462,331)	37,055	1,287,378	—	176,337	113,477
	$33,129,592	$18,825,481	$(14,964,186)	$759,710	$37,750,597	$627,651	$2,330,808	$1,917,545

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

77

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $41,070,236.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,450,059
Gross Unrealized Depreciation	(2,942,241)
Net Unrealized Appreciation	$507,818

See Accompanying Notes to Financial Statements

78

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.1%
262,811	Vanguard FTSE Developed Markets ETF	$12,567,622	7.6
57,805	Vanguard FTSE Emerging Markets ETF	2,545,732	1.5

	Total Exchange-Traded Funds
	(Cost $14,015,703)	15,113,354	9.1

MUTUAL FUNDS: 90.9%
	Affiliated Investment Companies: 90.9%
396,471	Voya Intermediate Bond Fund - Class R6	3,417,584	2.0
1,022,822	Voya Large Cap Value Portfolio - Class R6	6,443,781	3.9
882,193	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,230,862	4.9
2,626,035	Voya Multi-Manager International Equity Fund - Class I	26,785,558	16.0
592,393	Voya Multi-Manager Mid Cap Value Fund - Class I	5,598,116	3.3
85,461	Voya Russell TM Large Cap Growth Index - Class I	7,017,178	4.2
89,608	Voya Short Duration Bond Fund - Class R6	836,041	0.5
54,591	Voya Small Cap Growth Fund - Class R6	2,338,152	1.4
243,243	Voya Small Company Fund - Class R6	3,602,433	2.2
2,926,825	Voya U.S. Stock Index Portfolio - Class I	59,326,741	35.5
234,328	VY® Invesco Comstock Portfolio - Class I	4,852,938	2.9
447,429	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	12,644,348	7.6
490,374	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5,619,691	3.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
52,085	VY® T. Rowe Price Growth Equity Portfolio - Class I	$5,168,360	3.1

	Total Mutual Funds
	(Cost $136,506,337)	151,881,783	90.9

	Total Long-Term Investments
	(Cost $150,522,040)	166,995,137	100.0

	Total Investments in Securities
	(Cost $150,522,040)	$166,995,137	100.0

	Assets in Excess of Other Liabilities	2,989	0.0
	Net Assets	$166,998,126	100.0

See Accompanying Notes to Financial Statements

79

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,113,354	$—	$—	$15,113,354
Mutual Funds	151,881,783	—	—	151,881,783
Total Investments, at fair value	$166,995,137	$—	$—	$166,995,137

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$3,114,800	$2,796,464	$(2,397,688)	$(95,992)	$3,417,584	$133,053	$12,601	$—
Voya Large Cap Value Portfolio - Class R6	6,951,529	1,034,124	(2,173,368)	631,496	6,443,781	108,995	35,889	347,169
Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,429,183	1,955,118	(5,571,714)	418,275	8,230,862	369,793	(704,144)	—
Voya Multi-Manager International Equity Fund - Class I	14,485,231	19,229,962	(7,496,474)	566,839	26,785,558	483,941	(474,242)	—
Voya Multi-Manager International Factors Fund - Class I	14,453,795	1,117,162	(15,103,605)	(467,352)	—	—	1,408,908	—
Voya Multi-Manager Mid Cap Value Fund - Class I	4,811,481	3,125,820	(2,536,274)	197,089	5,598,116	51,509	(240,489)	541,482
Voya Russell TM Large Cap Growth Index - Class I	6,227,492	1,327,451	(1,500,007)	962,242	7,017,178	28,724	783,558	251,866
Voya Short Duration Bond Fund - Class R6	—	835,446	(300)	895	836,041	1,195	—	—
Voya Small Cap Growth Fund - Class R6	2,480,855	412,630	(603,893)	48,560	2,338,152	41,243	190,690	185,295
Voya Small Company Fund - Class R6	4,165,590	1,151,324	(1,520,096)	(194,385)	3,602,433	62,616	302,329	358,324
Voya U.S. Stock Index Portfolio - Class I	58,670,860	14,637,934	(19,543,336)	5,561,283	59,326,741	731,631	2,654,718	4,837,096
VY® Invesco Comstock Portfolio - Class I	4,900,836	1,031,637	(1,165,532)	85,997	4,852,938	86,671	92,687	474,672
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	8,068,046	6,071,123	(2,678,779)	1,183,958	12,644,348	368,296	(293,648)	158,193
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4,782,021	3,175,583	(3,401,763)	1,063,850	5,619,691	—	(420,273)	623,783
VY® T. Rowe Price Growth Equity Portfolio - Class I	5,772,868	1,096,667	(2,288,962)	587,787	5,168,360	—	339,608	491,816
	$150,314,587	$58,998,445	$(67,981,791)	$10,550,542	$151,881,783	$2,467,667	$3,688,192	$8,269,696

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

80

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $161,660,573.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,752,280
Gross Unrealized Depreciation	(11,417,716)
Net Unrealized Appreciation	$5,334,564

See Accompanying Notes to Financial Statements

81

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.1%
53,556	Vanguard FTSE Developed Markets ETF	$2,561,048	7.5
11,780	Vanguard FTSE Emerging Markets ETF	518,791	1.6

	Total Exchange-Traded Funds
	(Cost $2,936,657)	3,079,839	9.1

MUTUAL FUNDS: 91.0%
	Affiliated Investment Companies: 91.0%
80,858	Voya Intermediate Bond Fund - Class R6	696,997	2.0
208,585	Voya Large Cap Value Portfolio - Class R6	1,314,087	3.9
179,968	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,679,104	4.9
535,820	Voya Multi-Manager International Equity Fund - Class I	5,465,366	16.1
120,802	Voya Multi-Manager Mid Cap Value Fund - Class I	1,141,581	3.3
17,432	Voya Russell TM Large Cap Growth Index - Class I	1,431,326	4.2
18,281	Voya Short Duration Bond Fund - Class R6	170,564	0.5
11,133	Voya Small Cap Growth Fund - Class R6	476,841	1.4
49,609	Voya Small Company Fund - Class R6	734,707	2.2
596,922	Voya U.S. Stock Index Portfolio - Class I	12,099,614	35.5
47,785	VY® Invesco Comstock Portfolio - Class I	989,629	2.9
91,248	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,578,681	7.6
100,006	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,146,073	3.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
10,623	VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,054,133	3.1

	Total Mutual Funds (Cost $28,395,937)	30,978,703	91.0

	Total Long-Term Investments
	(Cost $31,332,594)	34,058,542	100.1

	Total Investments in Securities
	(Cost $31,332,594)	$34,058,542	100.1

	Liabilities in Excess of Other Assets	(17,123)	(0.1)
	Net Assets	$34,041,419	100.0

See Accompanying Notes to Financial Statements

82

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,079,839	$—	$—	$3,079,839
Mutual Funds	30,978,703	—	—	30,978,703
Total Investments, at fair value	$34,058,542	$—	$—	$34,058,542

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$279,470	$583,395	$(152,089)	$(13,779)	$696,997	$22,973	$2,073	$—
Voya Large Cap Value Portfolio - Class R6	1,219,187	391,260	(329,329)	32,969	1,314,087	21,945	81,364	63,970
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,980,664	621,203	(834,146)	(88,617)	1,679,104	75,629	12,002	—
Voya Multi-Manager International Equity Fund - Class I	2,550,751	4,187,143	(1,129,239)	(143,289)	5,465,366	99,022	109,366	—
Voya Multi-Manager International Factors Fund - Class I	2,588,176	384,938	(2,819,487)	(153,627)	—	—	320,590	—
Voya Multi-Manager Mid Cap Value Fund - Class I	844,474	745,002	(427,139)	(20,756)	1,141,581	10,525	(5,326)	110,646
Voya Russell TM Large Cap Growth Index - Class I	1,097,951	433,693	(282,249)	181,931	1,431,326	5,210	141,349	45,683
Voya Short Duration Bond Fund - Class R6	—	171,179	(798)	183	170,564	244	1	—
Voya Small Cap Growth Fund - Class R6	434,982	154,051	(115,859)	3,667	476,841	8,427	33,619	37,861
Voya Small Company Fund - Class R6	735,400	333,485	(290,889)	(43,289)	734,707	12,795	57,780	73,218
Voya U.S. Stock Index Portfolio - Class I	9,870,781	4,841,032	(3,333,296)	721,097	12,099,614	148,209	710,627	891,316
VY® Invesco Comstock Portfolio - Class I	860,190	337,376	(237,882)	29,945	989,629	17,564	(408)	85,452
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,141,901	754,743	(551,124)	233,161	2,578,681	73,997	(57,991)	29,148
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	844,805	733,866	(505,342)	72,744	1,146,073	—	50,461	112,236
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,018,388	351,297	(353,595)	38,043	1,054,133	—	131,868	88,465
	$26,467,120	$15,023,663	$(11,362,463)	$850,383	$30,978,703	$496,540	$1,587,375	$1,537,995

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

83

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $33,855,715.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,802,400
Gross Unrealized Depreciation	(2,599,573)
Net Unrealized Appreciation	$202,827

See Accompanying Notes to Financial Statements

84

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.4%
33,909	Vanguard FTSE Developed Markets ETF	$1,621,528	7.9
6,992	Vanguard FTSE Emerging Markets ETF	307,928	1.5

	Total Exchange-Traded Funds (Cost $1,839,563)	1,929,456	9.4
MUTUAL FUNDS: 90.6%
	Affiliated Investment Companies: 90.6%
24,201	Voya Intermediate Bond Fund - Class R6	208,609	1.0
124,888	Voya Large Cap Value Portfolio - Class R6	786,796	3.9
108,020	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,007,824	4.9
332,135	Voya Multi-Manager International Equity Fund - Class I	3,387,776	16.6
72,330	Voya Multi-Manager Mid Cap Value Fund - Class I	683,515	3.4
10,434	Voya Russell TM Large Cap Growth Index - Class I	856,735	4.2
10,942	Voya Short Duration Bond Fund - Class R6	102,087	0.5
6,667	Voya Small Cap Growth Fund - Class R6	285,535	1.4
29,703	Voya Small Company Fund - Class R6	439,903	2.2
357,348	Voya U.S. Stock Index Portfolio - Class I	7,243,440	35.5
28,611	VY® Invesco Comstock Portfolio - Class I	592,527	2.9
54,624	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,543,678	7.6
59,875	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	686,166	3.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
6,359	VY® T. Rowe Price Growth Equity Portfolio - Class I	$630,957	3.1

	Total Mutual Funds (Cost $17,332,238)	18,455,548	90.6

	Total Long-Term Investments (Cost $19,171,801)	20,385,004	100.0

	Total Investments in Securities (Cost $19,171,801)	$20,385,004	100.0

	Liabilities in Excess of Other Assets	(8,965)	0.0
	Net Assets	$20,376,039	100.0

See Accompanying Notes to Financial Statements

85

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,929,456	$—	$—	$1,929,456
Mutual Funds	18,455,548	—	—	18,455,548
Total Investments, at fair value	$20,385,004	$—	$—	$20,385,004

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$—	$240,044	$(28,185)	$(3,250)	$208,609	$4,554	$152	$—
Voya Large Cap Value Portfolio - Class R6	601,288	342,796	(190,075)	32,787	786,796	13,114	28,272	36,966
Voya Multi-Manager Emerging Markets Equity Fund - Class I	835,890	565,173	(313,611)	(79,628)	1,007,824	45,334	34,714	—
Voya Multi-Manager International Equity Fund - Class I	1,302,224	3,035,336	(792,314)	(157,470)	3,387,776	61,293	117,382	—
Voya Multi-Manager International Factors Fund - Class I	1,216,747	299,609	(1,446,222)	(70,134)	—	—	156,463	—
Voya Multi-Manager Mid Cap Value Fund - Class I	417,444	520,310	(226,652)	(27,587)	683,515	6,295	7,569	66,179
Voya Russell TM Large Cap Growth Index - Class I	540,225	362,978	(147,944)	101,476	856,735	2,883	78,375	25,279
Voya Short Duration Bond Fund - Class R6	—	102,287	(310)	110	102,087	146	—	—
Voya Small Cap Growth Fund - Class R6	214,555	133,147	(61,200)	(967)	285,535	5,040	19,698	22,645
Voya Small Company Fund - Class R6	362,157	264,954	(157,131)	(30,077)	439,903	7,652	38,438	43,790
Voya U.S. Stock Index Portfolio - Class I	5,009,395	3,746,202	(1,921,288)	409,131	7,243,440	88,731	364,208	514,983
VY® Invesco Comstock Portfolio - Class I	423,518	283,277	(124,402)	10,134	592,527	10,536	1,993	50,482
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,047,041	684,383	(286,764)	99,018	1,543,678	44,163	(3,051)	16,813
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	418,056	511,861	(277,387)	33,636	686,166	—	34,863	66,327
VY® T. Rowe Price Growth Equity Portfolio - Class I	500,841	292,780	(174,861)	12,197	630,957	—	78,038	52,265
	$12,889,381	$11,385,137	$(6,148,346)	$329,376	$18,455,548	$289,741	$957,114	$895,729

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

86

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $19,979,245.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,361,004
Gross Unrealized Depreciation	(955,246)
Net Unrealized Appreciation	$405,758

See Accompanying Notes to Financial Statements

87

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

Portfolio Name	Type	Per Share Amount
Voya Solution Aggressive Portfolio
Class ADV	NII	$-
Class I	NII	$0.0334
Class R6	NII	$0.0332
Class S	NII	$0.0139
Class S2	NII	$-
All Classes	LTCG	$0.0418
Voya Solution Balanced Portfolio
Class ADV	NII	$-
Class I	NII	$0.0493
Class R6	NII	$0.0495
Class S	NII	$0.0250
Class S2	NII	$0.0145
Voya Solution Conservative Portfolio
Class ADV	NII	$0.0217
Class I	NII	$0.0396
Class R6	NII	$0.0485
Class S	NII	$0.0382
Class S2	NII	$0.0312
Voya Solution Income Portfolio
Class ADV	NII	$0.2595
Class I	NII	$0.3147
Class S	NII	$0.2851
Class S2	NII	$0.2695
Voya Solution Moderately Aggressive Portfolio
Class ADV	NII	$0.1381
Class I	NII	$0.1900
Class R6	NII	$0.1905
Class S	NII	$0.1601
Class S2	NII	$0.1531
All Classes	STCG	$0.0286
All Classes	LTCG	$0.0866
Voya Solution 2025 Portfolio
Class ADV	NII	$0.1912
Class I	NII	$0.2398
Class S	NII	$0.2160
Class S2	NII	$0.2024
Voya Solution 2030 Portfolio
Class ADV	NII	$0.2242
Class I	NII	$0.2889
Class S	NII	$0.2590
Class S2	NII	$0.2496
Portfolio Name	Type	Per Share Amount
Voya Solution 2035 Portfolio
Class ADV	NII	$0.1468
Class I	NII	$0.1934
Class S	NII	$0.1696
Class S2	NII	$0.1509
Voya Solution 2040 Portfolio
Class ADV	NII	$0.1817
Class I	NII	$0.2511
Class S	NII	$0.2117
Class S2	NII	$0.1839
Voya Solution 2045 Portfolio
Class ADV	NII	$0.1195
Class I	NII	$0.1660
Class S	NII	$0.1418
Class S2	NII	$0.1232
Voya Solution 2050 Portfolio
Class ADV	NII	$0.1566
Class I	NII	$0.2274
Class S	NII	$0.1929
Class S2	NII	$0.1687
Voya Solution 2055 Portfolio
Class ADV	NII	$0.1170
Class I	NII	$0.1695
Class S	NII	$0.1434
Class S2	NII	$0.1270
All Classes	LTCG	$0.0283
Voya Solution 2060 Portfolio
Class ADV	NII	$0.1173
Class I	NII	$0.1679
Class S	NII	$0.1437
Class S2	NII	$0.1207
All Classes	LTCG	$0.0618
Voya Solution 2065 Portfolio
Class ADV	NII	$0.1774
Class I	NII	$0.2428
Class S	NII	$0.2181
Class S2	NII	$0.1981
All Classes	STCG	$0.0396
All Classes	LTCG	$0.8314

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TAX INFORMATION (Unaudited) (continued)

NII - Net investment income

LTCG - Long-term capital gain

STCG - Short-term capital gain

Of the ordinary distributions made during the year ended December 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Solution Aggressive Portfolio	60.80%
Voya Solution Balanced Portfolio	31.89%
Voya Solution Conservative Portfolio	7.16%
Voya Solution Income Portfolio	10.89%
Voya Solution Moderately Aggressive Portfolio	41.10%
Voya Solution 2025 Portfolio	21.13%
Voya Solution 2030 Portfolio	26.85%
Voya Solution 2035 Portfolio	32.78%
Voya Solution 2040 Portfolio	39.86%
Voya Solution 2045 Portfolio	46.11%
Voya Solution 2050 Portfolio	51.98%
Voya Solution 2055 Portfolio	53.79%
Voya Solution 2060 Portfolio	51.08%
Voya Solution 2065 Portfolio	49.96%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Solution Aggressive Portfolio	$537,925
Voya Solution Moderately Aggressive Portfolio	$3,394,992
Voya Solution 2055 Portfolio	$406,463
Voya Solution 2060 Portfolio	$163,608
Voya Solution 2065 Portfolio	$1,400,596

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2024:

89

TAX INFORMATION (Unaudited) (continued)

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Derived from Foreign Sourced Income*
Voya Solution Aggressive Portfolio	$72,019	$0.0057	8.87%
Voya Solution Balanced Portfolio	$46,895	$0.0024	5.85%
Voya Solution Conservative Portfolio	$5,342	$0.0006	1.72%
Voya Solution Income Portfolio	$51,741	$0.0036	6.24%
Voya Solution Moderately Aggressive Portfolio	$159,306	$0.0042	8.56%
Voya Solution 2025 Portfolio	$156,313	$0.0040	9.04%
Voya Solution 2030 Portfolio	$30,124	$0.0076	13.90%
Voya Solution 2035 Portfolio	$380,620	$0.0070	11.95%
Voya Solution 2040 Portfolio	$38,596	$0.0124	23.53%
Voya Solution 2045 Portfolio	$410,896	$0.0096	22.23%
Voya Solution 2050 Portfolio	$38,309	$0.0153	29.13%
Voya Solution 2055 Portfolio	$153,392	$0.0114	17.01%
Voya Solution 2060 Portfolio	$30,859	$0.0110	25.26%
Voya Solution 2065 Portfolio	$18,798	$0.0102	26.90%

*	None of the Portfolios listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

90

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Directors (“Board”) of Voya Partners, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Solution Aggressive Portfolio, Voya Solution Balanced Portfolio, Voya Solution Conservative Portfolio, Voya Solution Income Portfolio, Voya Solution Moderately Aggressive Portfolio, Voya Solution 2025 Portfolio, Voya Solution 2030 Portfolio, Voya Solution 2035 Portfolio, Voya Solution 2040 Portfolio, Voya Solution 2045 Portfolio, Voya Solution 2050 Portfolio, Voya Solution 2055 Portfolio, Voya Solution 2060 Portfolio, and Voya Solution 2065 Portfolio, each a series of the Company (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Directors also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors request, and management provides, certain information that the Independent Directors deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Company’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Company’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. The Board considered that, while the Portfolios do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and the Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12,

2024, and/or November 14, 2024 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Solution Aggressive Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution Aggressive Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date, one-year, three-year, five-year and ten-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution Balanced Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution Balanced Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

third quintile of its Morningstar category for the year-to-date, one-year, three-year, five-year and ten-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fifth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the fourth quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Voya Solution Conservative Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution Conservative Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the ten-year period, the second quintile for the five-year period and the third quintile for the year-to-date, one-year and five-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution Income Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the ten-year period, the second quintile for the five-year period, the third quintile for the year-to-date and one-year periods and the fourth quintile for the three-year period; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the one-year and three-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fifth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Solution Moderately Aggressive Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution Moderately Aggressive Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year and five-year periods and the third quintile for the year-to-date, three-year and ten-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate

94

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

is ranked in the fifth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Solution 2025 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2025 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date, one-year and ten-year periods, the third quintile for the five-year period and the fourth quintile for the three-year period; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fifth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile , and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Solution 2030 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2030 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date, one-year and ten-year periods and the third quintile for the three-year and five-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year and five-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fourth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Solution 2035 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2035 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year period and the third quintile for the year-to-date, three-year, five-year and ten-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the fourth quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

95

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Solution 2040 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2040 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, five-year and ten-year periods, the third quintile for the year-to-date period and the fourth quintile for the three-year period; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year and five-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution 2045 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2045 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year period, the third quintile for the year-to-date, five-year and ten-year periods and the fourth quintile for the three-year period; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the third quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution 2050 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2050 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the year-to-date, one-year, five-year and ten-year periods and the fourth quintile for the three-year period; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution 2055 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2055 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the

96

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

year-to-date, one-year, five-year and ten-year periods and the fourth quintile for the three-year period; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution 2060 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2060 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the year-to-date and one-year periods and the fourth quintile for the three-year and five-year periods; and (2) the Portfolio outperformed its primary benchmark for the year-to-date and one-year periods and underperformed for the three-year and five-year periods.

In analyzing this performance data, the Board took into account management’s representations regarding the (1) competitiveness of the Portfolio’s performance during certain periods; and (2) the changes to the Portfolio’s portfolio management team in May 2023.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution 2065 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2065 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the year-to-date and one-year periods and the fourth quintile for the three-year period; and (2) the Portfolio outperformed its primary benchmark for the year-to-date and one-year periods and underperformed for the three-year period.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is above the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2025.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VSOL (1224)

Annual Financial Statements and Other Information

December 31, 2024

Classes ADV, I, S, S2 and Z

Voya Partners, Inc.

■	Voya Index Solution Income Portfolio	■	Voya Index Solution 2045 Portfolio
■	Voya Index Solution 2025 Portfolio	■	Voya Index Solution 2050 Portfolio
■	Voya Index Solution 2030 Portfolio	■	Voya Index Solution 2055 Portfolio
■	Voya Index Solution 2035 Portfolio	■	Voya Index Solution 2060 Portfolio
■	Voya Index Solution 2040 Portfolio	■	Voya Index Solution 2065 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Index Solution Income Portfolio, Voya Index Solution 2025 Portfolio, Voya Index Solution 2030 Portfolio, Voya Index Solution 2035 Portfolio, Voya Index Solution 2040 Portfolio, Voya Index Solution 2045 Portfolio, Voya Index Solution 2050 Portfolio, Voya Index Solution 2055 Portfolio, Voya Index Solution 2060 Portfolio and Voya Index Solution 2065 Portfolio and the Board of Directors of Voya Partners, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Index Solution Income Portfolio, Voya Index Solution 2025 Portfolio, Voya Index Solution 2030 Portfolio, Voya Index Solution 2035 Portfolio, Voya Index Solution 2040 Portfolio, Voya Index Solution 2045 Portfolio, Voya Index Solution 2050 Portfolio, Voya Index Solution 2055 Portfolio, Voya Index Solution 2060 Portfolio and Voya Index Solution 2065 Portfolio (collectively referred to as the “Portfolios”) (ten of the portfolios constituting Voya Partners, Inc. (the “Company”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (ten of the portfolios constituting Voya Partners, Inc.) at December 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio constituting Voya Partners, Inc.	Statement of Operations	Statements of changes in net assets	Financial highlights
Voya Index Solution Income Portfolio	For the year ended December 31, 2024	For each of the two years in the period then ended December 31, 2024	For each of the five years in the period then ended December 31, 2024
Voya Index Solution 2025 Portfolio	For the year ended December 31, 2024	For each of the two years in the period then ended December 31, 2024	For each of the five years in the period then ended December 31, 2024
Voya Index Solution 2030 Portfolio	For the year ended December 31, 2024	For each of the two years in the period then ended December 31, 2024	For each of the five years in the period then ended December 31, 2024
Voya Index Solution 2035 Portfolio	For the year ended December 31, 2024	For each of the two years in the period then ended December 31, 2024	For each of the five years in the period then ended December 31, 2024
Voya Index Solution 2040 Portfolio	For the year ended December 31, 2024	For each of the two years in the period then ended December 31, 2024	For each of the five years in the period then ended December 31, 2024
Voya Index Solution 2045 Portfolio	For the year ended December 31, 2024	For each of the two years in the period then ended December 31, 2024	For each of the five years in the period then ended December 31, 2024
Voya Index Solution 2050 Portfolio	For the year ended December 31, 2024	For each of the two years in the period then ended December 31, 2024	For each of the five years in the period then ended December 31, 2024
Voya Index Solution 2055 Portfolio	For the year ended December 31, 2024	For each of the two years in the period then ended December 31, 2024	For each of the five years in the period then ended December 31, 2024

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Voya Index Solution 2060 Portfolio	For the year ended December 31, 2024	For each of the two years in the period then ended December 31, 2024	For each of the five years in the period then ended December 31, 2024
Voya Index Solution 2065 Portfolio	For the year ended December 31, 2024	For each of the two years in the period then ended December 31, 2024	For each of the four years in the period then ended December 31, 2024 and the period from July 29, 2020 (commencement of operations) through December 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 27, 2025

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution Income	Solution 2025	Solution 2030	Solution 2035
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$483,039,481	$833,556,293	$867,421,782	$1,506,282,098
Investments in unaffiliated underlying funds at fair value**	92,971,191	134,373,940	65,234,851	62,341,111
Short-term investments at fair value†	482,072	–	–	–
Cash	–	679,318	1,298,100	840,670
Receivables:
Investments in affiliated underlying funds sold	–	217,399	569,402	264,349
Fund shares sold	109,577	127,279	77,970	271,430
Interest	–	941	2,668	3,482
Prepaid expenses	4,015	6,583	5,805	9,643
Reimbursement due from Investment Adviser	126,363	206,742	190,664	309,550
Other assets	27,068	33,225	14,856	32,887
Total assets	576,759,767	969,201,720	934,816,098	1,570,355,220
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	11,681	146	717,171	–
Payable for fund shares redeemed	98,012	344,678	647,373	535,779
Payable for investment management fees	124,272	199,926	176,285	285,202
Payable for distribution and shareholder service fees	31,120	62,069	18,204	74,984
Payable to directors under the deferred compensation plan (Note 6)	27,068	33,225	14,856	32,887
Payable for directors fees	1,604	2,614	2,356	3,923
Other accrued expenses and liabilities	56,803	93,475	66,336	113,257
Total liabilities	350,560	736,133	1,642,581	1,046,032
NET ASSETS	$576,409,207	$968,465,587	$933,173,517	$1,569,309,188
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$594,132,198	$903,441,913	$845,867,639	$1,380,023,334
Total distributable earnings (loss)	(17,722,991)	65,023,674	87,305,878	189,285,854
NET ASSETS	$576,409,207	$968,465,587	$933,173,517	$1,569,309,188
* Cost of investments in affiliated underlying funds	$458,563,463	$768,286,211	$771,788,442	$1,302,951,179
** Cost of investments in unaffiliated underlying funds	$94,786,828	$135,572,652	$65,197,513	$61,368,121
† Cost of short-term investments	$482,072	$—	$—	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution Income	Solution 2025	Solution 2030	Solution 2035
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$30,361,742	$93,048,766	$30,507,965	$109,095,485
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,154,495	8,696,843	1,915,835	9,267,993
Net asset value and redemption price per share	$9.62	$10.70	$15.92	$11.77
Class I
Net assets	$10,827,870	$40,401,895	$12,908,852	$59,775,505
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,090,783	3,661,414	778,209	4,894,864
Net asset value and redemption price per share	$9.93	$11.03	$16.59	$12.21
Class S
Net assets	$81,090,548	$79,115,033	$16,312,641	$90,843,768
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,264,552	7,267,899	992,839	7,564,373
Net asset value and redemption price per share	$9.81	$10.89	$16.43	$12.01
Class S2
Net assets	$2,617,622	$14,059,944	$4,479,269	$25,214,853
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	275,519	1,327,695	279,729	2,155,986
Net asset value and redemption price per share	$9.50	$10.59	$16.01	$11.70
Class Z
Net assets	$451,511,425	$741,839,949	$868,964,790	$1,284,379,577
Shares authorized	300,000,000	300,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	44,691,324	65,975,706	51,480,324	102,946,696
Net asset value and redemption price per share	$10.10	$11.24	$16.88	$12.48

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2040	Solution 2045	Solution 2050	Solution 2055
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$971,980,258	$1,250,130,967	$866,975,226	$860,557,580
Investments in unaffiliated underlying funds at fair value**	40,656,432	38,696,694	–	–
Cash	2,096,467	2,088,217	1,162,415	1,069,695
Receivables:
Investments in affiliated underlying funds sold	1,113,349	1,435,254	2,368,065	372,049
Fund shares sold	121,946	68,547	122,392	232,706
Interest	1,737	1,839	1,141	1,060
Prepaid expenses	6,009	7,824	4,990	5,103
Reimbursement due from Investment Adviser	200,149	259,420	165,389	164,276
Other assets	12,086	23,133	8,723	10,615
Total assets	1,016,188,433	1,292,711,895	870,808,341	862,413,084
LIABILITIES:
Payable for fund shares redeemed	1,235,295	1,503,801	2,490,457	604,755
Payable for investment management fees	185,574	232,803	152,712	150,906
Payable for distribution and shareholder service fees	18,177	61,975	15,540	38,181
Payable to directors under the deferred compensation plan (Note 6)	12,086	23,133	8,723	10,615
Payable for directors fees	2,470	3,188	2,063	2,096
Other accrued expenses and liabilities	66,556	102,174	49,856	66,426
Total liabilities	1,520,158	1,927,074	2,719,351	872,979
NET ASSETS	$1,014,668,275	$1,290,784,821	$868,088,990	$861,540,105
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$866,423,859	$1,070,535,268	$720,294,687	$706,228,112
Total distributable earnings	148,244,416	220,249,553	147,794,303	155,311,993
NET ASSETS	$1,014,668,275	$1,290,784,821	$868,088,990	$861,540,105
* Cost of investments in affiliated underlying funds	$817,991,258	$1,032,912,861	$716,921,218	$711,338,045
** Cost of investments in unaffiliated underlying funds	$40,203,697	$38,121,497	$—	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2040	Solution 2045	Solution 2050	Solution 2055
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$27,534,543	$92,649,882	$23,714,378	$53,750,558
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,507,637	7,142,460	1,219,405	3,012,154
Net asset value and redemption price per share	$18.26	$12.97	$19.45	$17.84
Class I
Net assets	$14,694,632	$52,822,385	$20,967,933	$55,340,515
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	773,411	3,879,283	1,040,595	2,986,730
Net asset value and redemption price per share	$19.00	$13.62	$20.15	$18.53
Class S
Net assets	$16,932,305	$65,528,790	$12,996,611	$44,076,619
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	894,014	4,915,102	647,399	2,419,471
Net asset value and redemption price per share	$18.94	$13.33	$20.08	$18.22
Class S2
Net assets	$6,629,082	$21,928,930	$6,957,348	$15,986,812
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	358,403	1,696,232	355,228	893,599
Net asset value and redemption price per share	$18.50	$12.93	$19.59	$17.89
Class Z
Net assets	$948,877,713	$1,057,854,834	$803,452,720	$692,385,601
Shares authorized	100,000,000	300,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	49,069,182	76,082,598	39,245,788	36,645,709
Net asset value and redemption price per share	$19.34	$13.90	$20.47	$18.89

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024

	Voya Index	Voya Index
	Solution 2060	Solution 2065
	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$544,735,046	$145,072,082
Cash	669,951	161,754
Receivables:
Investments in affiliated underlying funds sold	515,468	239,219
Fund shares sold	119,902	29,429
Interest	588	176
Prepaid expenses	3,018	682
Reimbursement due from Investment Adviser	103,660	30,654
Other assets	3,856	460
Total assets	546,151,489	145,534,456
LIABILITIES:
Payable for fund shares redeemed	635,370	268,648
Payable for investment management fees	95,817	25,690
Payable for distribution and shareholder service fees	11,768	3,553
Payable to directors under the deferred compensation plan (Note 6)	3,856	460
Payable for directors fees	1,262	302
Other accrued expenses and liabilities	30,900	12,334
Total liabilities	778,973	310,987
NET ASSETS	$545,372,516	$145,223,469
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$457,230,623	$123,795,243
Total distributable earnings	88,141,893	21,428,226
NET ASSETS	$545,372,516	$145,223,469
* Cost of investments in affiliated underlying funds	$454,786,477	$126,232,662

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2024 (continued)

	Voya Index	Voya Index
	Solution 2060	Solution 2065
	Portfolio	Portfolio
Class ADV
Net assets	$19,037,587	$4,833,867
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,211,551	359,939
Net asset value and redemption price per share	$15.71	$13.43
Class I
Net assets	$40,482,363	$17,346,831
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,500,717	1,274,582
Net asset value and redemption price per share	$16.19	$13.61
Class S
Net assets	$9,757,954	$4,623,231
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	610,778	342,158
Net asset value and redemption price per share	$15.98	$13.51
Class S2
Net assets	$4,090,175	$1,506,248
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	258,451	111,991
Net asset value and redemption price per share	$15.83	$13.45
Class Z
Net assets	$472,004,437	$116,913,292
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	28,686,759	8,539,553
Net asset value and redemption price per share	$16.45	$13.69

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution Income	Solution 2025	Solution 2030	Solution 2035
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$18,128,201	$26,895,206	$22,827,549	$35,741,912
Dividends from unaffiliated underlying funds	4,585,826	5,542,746	3,216,070	3,249,859
Interest	2,233	29,616	79,487	97,027
Other	3,241	5,220	4,567	7,557
Total investment income	22,719,501	32,472,788	26,127,673	39,096,355
EXPENSES:
Investment management fees	1,521,685	2,379,719	2,039,430	3,264,944
Distribution and shareholder service fees:
Class ADV	270,579	565,863	186,709	623,490
Class S	215,326	217,398	38,394	232,790
Class S2	65,136	128,656	70,854	184,108
Transfer agent fees:
Class ADV	21,534	45,302	24,283	59,230
Class I	4,659	17,054	8,334	28,950
Class S	33,869	34,810	9,986	44,161
Class S2	6,517	12,875	11,520	21,961
Class Z	138	226	252	228
Shareholder reporting expense	2,415	6,420	5,864	4,882
Registration fees	—	—	2,016	7,323
Professional fees	47,113	78,672	73,698	121,060
Custody and accounting expense	26,943	56,660	45,834	71,550
Directors fees	16,038	26,142	23,562	39,227
Miscellaneous expense	44,060	61,270	56,507	86,904
Interest expense	2,178	—	—	—
Total expenses	2,278,190	3,631,067	2,597,243	4,790,808
Waived and reimbursed fees	(1,642,039)	(2,580,250)	(2,223,644)	(3,558,113)
Net expenses	636,151	1,050,817	373,599	1,232,695
Net investment income	22,083,350	31,421,971	25,754,074	37,863,660
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	25,371,052	68,078,330	41,658,305	70,617,104
Sale of unaffiliated underlying funds	(486,234)	387,625	495,409	(891)
Capital gain distributions from affiliated underlying funds	692,988	1,795,060	2,089,544	3,990,556
Futures	(295,531)	(510,378)	(474,190)	(794,758)
Net realized gain	25,282,275	69,750,637	43,769,068	73,812,011
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(2,962,506)	(5,949,079)	26,642,032	69,342,943
Unaffiliated underlying funds	(453,044)	(2,286,152)	(1,849,398)	(2,725,492)
Net change in unrealized appreciation (depreciation)	(3,415,550)	(8,235,231)	24,792,634	66,617,451
Net realized and unrealized gain	21,866,725	61,515,406	68,561,702	140,429,462
Increase in net assets resulting from operations	$43,950,075	$92,937,377	$94,315,776	$178,293,122

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2040	Solution 2045	Solution 2050	Solution 2055
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$19,512,183	$23,106,565	$14,920,070	$14,973,429
Dividends from unaffiliated underlying funds	2,042,813	2,404,909	330,751	338,325
Interest	65,238	74,191	44,667	42,762
Other	4,693	6,090	3,876	3,966
Total investment income	21,624,927	25,591,755	15,299,364	15,358,482
EXPENSES:
Investment management fees	2,055,842	2,642,114	1,669,487	1,695,578
Distribution and shareholder service fees:
Class ADV	149,900	523,110	117,225	277,459
Class S	39,596	164,004	32,144	105,322
Class S2	25,135	148,534	23,934	112,103
Transfer agent fees:
Class ADV	25,490	66,349	19,546	47,159
Class I	12,351	34,015	16,600	45,141
Class S	13,467	41,553	10,733	35,603
Class S2	5,343	23,655	4,953	24,059
Class Z	270	186	687	594
Shareholder reporting expense	5,448	6,800	3,039	4,551
Registration fees	6,328	7,178	6,946	6,631
Professional fees	73,708	97,980	60,589	59,965
Custody and accounting expense	44,100	60,934	39,024	38,326
Directors fees	24,704	31,878	20,631	20,958
Miscellaneous expense	54,402	68,321	48,340	48,436
Interest expense	—	—	—	2,894
Total expenses	2,536,084	3,916,611	2,073,878	2,524,779
Waived and reimbursed fees	(2,242,340)	(2,885,222)	(1,828,119)	(1,852,637)
Net expenses	293,744	1,031,389	245,759	672,142
Net investment income	21,331,183	24,560,366	15,053,605	14,686,340
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	41,413,407	60,769,079	31,868,586	39,108,054
Sale of unaffiliated underlying funds	—	1,452,472	813,181	829,762
Capital gain distributions from affiliated underlying funds	2,850,045	3,952,333	2,638,823	2,740,331
Futures	(526,799)	(658,407)	(442,337)	(434,975)
Net realized gain	43,736,653	65,515,477	34,878,253	42,243,172
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	61,154,102	86,727,534	66,401,445	62,940,820
Unaffiliated underlying funds	(1,785,130)	(2,699,750)	(1,371,213)	(1,403,080)
Net change in unrealized appreciation (depreciation)	59,368,972	84,027,784	65,030,232	61,537,740
Net realized and unrealized gain	103,105,625	149,543,261	99,908,485	103,780,912
Increase in net assets resulting from operations	$124,436,808	$174,103,627	$114,962,090	$118,467,252

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS for the year ended December 31, 2024

	Voya Index	Voya Index
	Solution 2060	Solution 2065
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$8,936,806	$2,080,290
Dividends from unaffiliated underlying funds	197,838	43,026
Interest	25,536	2,617
Other	2,339	530
Total investment income	9,162,519	2,126,463
EXPENSES:
Investment management fees	1,021,166	244,477
Distribution and shareholder service fees:
Class ADV	91,072	21,474
Class S	22,607	9,841
Class S2	15,417	7,391
Transfer agent fees:
Class ADV	12,014	3,525
Class I	24,415	10,783
Class S	5,964	3,230
Class S2	2,526	1,504
Class Z	399	381
Shareholder reporting expense	2,589	1,965
Registration fees	5,308	1,968
Professional fees	38,246	11,826
Custody and accounting expense	23,831	8,001
Directors fees	12,622	3,022
Miscellaneous expense	31,719	13,456
Interest expense	1,737	—
Total expenses	1,311,632	342,844
Waived and reimbursed fees	(1,123,063)	(282,590)
Net expenses	188,569	60,254
Net investment income	8,973,950	2,066,209
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	19,378,428	4,495,225
Sale of unaffiliated underlying funds	473,916	79,923
Capital gain distributions from affiliated underlying funds	1,638,227	391,509
Futures	(275,352)	(71,599)
Net realized gain	21,215,219	4,895,058
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	41,049,905	9,469,625
Unaffiliated underlying funds	(797,526)	(142,754)
Net change in unrealized appreciation (depreciation)	40,252,379	9,326,871
Net realized and unrealized gain	61,467,598	14,221,929
Increase in net assets resulting from operations	$70,441,548	$16,288,138

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution Income Portfolio		Solution 2025 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$22,083,350	$18,534,960	$31,421,971	$20,011,932
Net realized gain (loss)	25,282,275	(76,579,816)	69,750,637	(84,317,664)
Net change in unrealized appreciation (depreciation)	(3,415,550)	128,595,120	(8,235,231)	201,985,936
Increase in net assets resulting from operations	43,950,075	70,550,264	92,937,377	137,680,204
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,477,410)	(2,366,049)	(1,778,912)	(6,337,632)
Class I	(357,946)	(497,279)	(843,633)	(2,500,404)
Class S	(2,347,383)	(3,563,536)	(1,478,555)	(5,163,738)
Class S2	(590,384)	(692,207)	(648,729)	(1,805,786)
Class Z	(13,758,043)	(21,350,352)	(15,252,465)	(44,054,777)
Total distributions	(18,531,166)	(28,469,423)	(20,002,294)	(59,862,337)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	27,652,427	37,575,830	57,652,373	67,718,579
Reinvestment of distributions	18,531,166	28,469,423	20,002,294	59,862,337
	46,183,593	66,045,253	77,654,667	127,580,916
Cost of shares redeemed	(178,616,214)	(115,574,848)	(276,958,492)	(155,720,161)
Net decrease in net assets resulting from capital share transactions	(132,432,621)	(49,529,595)	(199,303,825)	(28,139,245)
Net increase (decrease) in net assets	(107,013,712)	(7,448,754)	(126,368,742)	49,678,622
NET ASSETS:
Beginning of year or period	683,422,919	690,871,673	1,094,834,329	1,045,155,707
End of year or period	$576,409,207	$683,422,919	$968,465,587	$1,094,834,329

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2030 Portfolio		Solution 2035 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$25,754,074	$13,659,159	$37,863,660	$15,959,991
Net realized gain (loss)	43,769,068	(65,485,028)	73,812,011	(111,814,045)
Net change in unrealized appreciation (depreciation)	24,792,634	174,823,700	66,617,451	314,326,203
Increase in net assets resulting from operations	94,315,776	122,997,831	178,293,122	218,472,149
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(400,420)	(2,635,400)	(773,280)	(9,884,830)
Class I	(173,276)	(805,503)	(612,456)	(4,797,108)
Class S	(183,318)	(1,096,605)	(764,825)	(7,205,831)
Class S2	(274,214)	(1,115,490)	(423,046)	(3,414,569)
Class Z	(12,626,860)	(55,188,688)	(13,388,484)	(86,935,022)
Total distributions	(13,658,088)	(60,841,686)	(15,962,091)	(112,237,360)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	75,354,103	83,387,519	118,541,463	146,295,693
Reinvestment of distributions	13,658,088	60,841,686	15,962,091	112,237,360
	89,012,191	144,229,205	134,503,554	258,533,053
Cost of shares redeemed	(150,989,030)	(89,271,983)	(229,055,781)	(111,983,776)
Net increase (decrease) in net assets resulting from capital share transactions	(61,976,839)	54,957,222	(94,552,227)	146,549,277
Net increase in net assets	18,680,849	117,113,367	67,778,804	252,784,066
NET ASSETS:
Beginning of year or period	914,492,668	797,379,301	1,501,530,384	1,248,746,318
End of year or period	$933,173,517	$914,492,668	$1,569,309,188	$1,501,530,384

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2040 Portfolio		Solution 2045 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$21,331,183	$6,493,855	$24,560,366	$5,017,017
Net realized gain (loss)	43,736,653	(64,203,840)	65,515,477	(77,036,691)
Net change in unrealized appreciation (depreciation)	59,368,972	200,442,574	84,027,784	266,104,835
Increase in net assets resulting from operations	124,436,808	142,732,589	174,103,627	194,085,161
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(55,147)	(2,220,501)	—	(9,009,512)
Class I	(86,724)	(1,022,833)	(221,823)	(5,058,193)
Class S	(66,659)	(1,066,425)	(126,638)	(5,559,066)
Class S2	(20,331)	(414,574)	(49,664)	(3,060,692)
Class Z	(6,261,149)	(63,477,601)	(4,621,941)	(77,619,082)
Total distributions	(6,490,010)	(68,201,934)	(5,020,066)	(100,306,545)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	85,508,929	106,594,540	107,239,813	122,175,304
Reinvestment of distributions	6,490,010	68,201,934	5,020,066	100,306,545
	91,998,939	174,796,474	112,259,879	222,481,849
Cost of shares redeemed	(117,000,219)	(58,275,521)	(183,684,499)	(80,431,957)
Net increase (decrease) in net assets resulting from capital share transactions	(25,001,280)	116,520,953	(71,424,620)	142,049,892
Net increase in net assets	92,945,518	191,051,608	97,658,941	235,828,508
NET ASSETS:
Beginning of year or period	921,722,757	730,671,149	1,193,125,880	957,297,372
End of year or period	$1,014,668,275	$921,722,757	$1,290,784,821	$1,193,125,880

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2050 Portfolio		Solution 2055 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$15,053,605	$2,363,068	$14,686,340	$1,812,018
Net realized gain (loss)	34,878,253	(46,413,737)	42,243,172	(44,973,696)
Net change in unrealized appreciation (depreciation)	65,030,232	164,724,258	61,537,740	166,733,372
Increase in net assets resulting from operations	114,962,090	120,673,589	118,467,252	123,571,694
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,670,097)	—	(4,016,524)
Class I	(42,367)	(1,337,654)	(96,105)	(3,799,514)
Class S	(1,522)	(950,666)	—	(2,842,817)
Class S2	—	(356,003)	—	(1,884,236)
Class Z	(2,318,693)	(51,224,722)	(1,711,525)	(43,205,136)
Total distributions	(2,362,582)	(55,539,142)	(1,807,630)	(55,748,227)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	82,690,445	111,055,102	92,567,917	112,888,968
Reinvestment of distributions	2,362,582	55,539,142	1,807,630	55,748,227
	85,053,027	166,594,244	94,375,547	168,637,195
Cost of shares redeemed	(76,281,225)	(41,573,977)	(116,869,243)	(39,078,400)
Net increase (decrease) in net assets resulting from capital share transactions	8,771,802	125,020,267	(22,493,696)	129,558,795
Net increase in net assets	121,371,310	190,154,714	94,165,926	197,382,262
NET ASSETS:
Beginning of year or period	746,717,680	556,562,966	767,374,179	569,991,917
End of year or period	$868,088,990	$746,717,680	$861,540,105	$767,374,179

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2060 Portfolio		Solution 2065 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$8,973,950	$1,109,750	$2,066,209	$180,200
Net realized gain (loss)	21,215,219	(27,542,061)	4,895,058	(2,727,640)
Net change in unrealized appreciation (depreciation)	40,252,379	95,387,562	9,326,871	14,897,419
Increase in net assets resulting from operations	70,441,548	68,955,251	16,288,138	12,349,979
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,061,699)	(6,233)	—
Class I	(58,312)	(1,973,710)	(19,848)	—
Class S	—	(514,887)	(5,386)	—
Class S2	—	(194,869)	(3,462)	—
Class Z	(1,050,563)	(23,950,349)	(145,545)	—
Total distributions	(1,108,875)	(27,695,514)	(180,474)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	81,224,827	90,136,541	51,601,169	40,670,874
Reinvestment of distributions	1,108,875	27,695,514	180,474	—
	82,333,702	117,832,055	51,781,643	40,670,874
Cost of shares redeemed	(47,815,269)	(20,339,907)	(12,887,709)	(6,536,429)
Net increase in net assets resulting from capital share transactions	34,518,433	97,492,148	38,893,934	34,134,445
Net increase in net assets	103,851,106	138,751,885	55,001,598	46,484,424
NET ASSETS:
Beginning of year or period	441,521,410	302,769,525	90,221,871	43,737,447
End of year or period	$545,372,516	$441,521,410	$145,223,469	$90,221,871

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution Income Portfolio
Class ADV
12-31-24	9.28	0.29	•	0.29	0.58	0.24	—	—	0.24	—	9.62	6.34	0.80	0.54		0.54		3.00	30,362	28
12-31-23	8.72	0.20	•	0.70	0.90	0.19	0.15	—	0.34	—	9.28	10.46	0.80	0.54		0.54		2.28	62,868	128
12-31-22	11.45	0.16	•	(1.77)	(1.61)	0.26	0.86	—	1.12	—	8.72	(14.57)	0.78	0.71		0.71		1.67	69,320	51
12-31-21	11.27	0.16	•	0.47	0.63	0.16	0.29	—	0.45	—	11.45	5.62	0.80	0.74		0.74		1.40	96,649	30
12-31-20	10.54	0.20	•	0.91	1.11	0.17	0.21	—	0.38	—	11.27	10.74	0.79	0.74		0.74		1.85	104,557	45
Class I
12-31-24	9.57	0.34	•	0.32	0.66	0.30	—	—	0.30	—	9.93	6.91	0.30	0.04		0.04		3.50	10,828	28
12-31-23	8.99	0.26	•	0.71	0.97	0.24	0.15	—	0.39	—	9.57	11.04	0.30	0.04		0.04		2.78	13,348	128
12-31-22	11.78	0.22	•	(1.82)	(1.60)	0.33	0.86	—	1.19	—	8.99	(14.13)	0.28	0.21		0.21		2.17	11,434	51
12-31-21	11.58	0.22	•	0.48	0.70	0.21	0.29	—	0.50	—	11.78	6.09	0.30	0.24		0.24		1.87	15,867	30
12-31-20	10.82	0.25	•	0.95	1.20	0.23	0.21	—	0.44	—	11.58	11.32	0.29	0.24		0.24		2.31	20,513	45
Class S
12-31-24	9.46	0.32	•	0.30	0.62	0.27	—	—	0.27	—	9.81	6.62	0.55	0.29		0.29		3.25	81,091	28
12-31-23	8.89	0.23	•	0.70	0.93	0.21	0.15	—	0.36	—	9.46	10.72	0.55	0.29		0.29		2.53	89,413	128
12-31-22	11.65	0.19	•	(1.80)	(1.61)	0.29	0.86	—	1.15	—	8.89	(14.32)	0.53	0.46		0.46		1.92	94,618	51
12-31-21	11.46	0.19	•	0.47	0.66	0.18	0.29	—	0.47	—	11.65	5.81	0.55	0.49		0.49		1.65	131,694	30
12-31-20	10.71	0.23		0.93	1.16	0.20	0.21	—	0.41	—	11.46	11.05	0.54	0.49		0.49		2.10	147,405	45
Class S2
12-31-24	9.17	0.29	•	0.30	0.59	0.26	—	—	0.26	—	9.50	6.49	0.70	0.44		0.44		3.10	2,618	28
12-31-23	8.63	0.21	•	0.69	0.90	0.21	0.15	—	0.36	—	9.17	10.59	0.70	0.44		0.44		2.38	18,715	128
12-31-22	11.36	0.18	•	(1.76)	(1.58)	0.29	0.86	—	1.15	—	8.63	(14.47)	0.68	0.61		0.61		1.81	16,493	51
12-31-21	11.20	0.17	•	0.47	0.64	0.19	0.29	—	0.48	—	11.36	5.69	0.70	0.64		0.64		1.50	18,519	30
12-31-20	10.48	0.21	•	0.90	1.11	0.18	0.21	—	0.39	—	11.20	10.79	0.69	0.64		0.64		1.99	16,526	45
Class Z
12-31-24	9.73	0.35	•	0.32	0.67	0.30	—	—	0.30	—	10.10	6.97	0.26	0.00	*	0.00	*	3.54	451,511	28
12-31-23	9.16	0.27	•	0.71	0.98	0.26	0.15	—	0.41	—	9.73	10.98	0.26	0.00	*	0.00	*	2.82	499,079	128
12-31-22	11.96	0.24	•	(1.85)	(1.61)	0.33	0.86	—	1.19	—	9.16	(13.94)	0.24	0.00	*	0.00	*	2.38	499,006	51
12-31-21	11.72	0.25	•	0.50	0.75	0.22	0.29	—	0.51	—	11.96	6.41	0.26	0.00	*	0.00	*	2.14	669,150	30
12-31-20	10.93	0.30	•	0.93	1.23	0.23	0.21	—	0.44	—	11.72	11.48	0.25	0.00	*	0.00	*	2.66	705,082	45
Voya Index Solution 2025 Portfolio
Class ADV
12-31-24	10.01	0.27	•	0.58	0.85	0.16	—	—	0.16	—	10.70	8.57	0.79	0.54		0.54		2.56	93,049	34
12-31-23	9.31	0.14	•	1.08	1.22	0.18	0.34	—	0.52	—	10.01	13.35	0.79	0.54		0.54		1.45	121,090	127
12-31-22	12.53	0.16	•	(2.13)	(1.97)	0.20	1.05	—	1.25	—	9.31	(16.26)	0.77	0.70		0.70		1.48	123,760	50
12-31-21	12.08	0.13	•	1.09	1.22	0.22	0.55	—	0.77	—	12.53	10.20	0.79	0.74		0.74		1.07	176,976	40
12-31-20	11.22	0.19	•	1.17	1.36	0.17	0.33	—	0.50	—	12.08	12.50	0.79	0.74		0.74		1.70	186,131	50
Class I
12-31-24	10.32	0.33	•	0.60	0.93	0.22	—	—	0.22	—	11.03	9.07	0.29	0.04		0.04		3.06	40,402	34
12-31-23	9.59	0.19	•	1.11	1.30	0.23	0.34	—	0.57	—	10.32	13.92	0.29	0.04		0.04		1.95	46,876	127
12-31-22	12.88	0.22	•	(2.18)	(1.96)	0.28	1.05	—	1.33	—	9.59	(15.81)	0.27	0.20		0.20		2.00	41,957	50
12-31-21	12.40	0.20	•	1.11	1.31	0.28	0.55	—	0.83	—	12.88	10.70	0.29	0.24		0.24		1.56	53,067	40
12-31-20	11.51	0.24	•	1.21	1.45	0.23	0.33	—	0.56	—	12.40	13.05	0.29	0.24		0.24		2.13	52,341	50
Class S
12-31-24	10.18	0.30	•	0.60	0.90	0.19	—	—	0.19	—	10.89	8.90	0.54	0.29		0.29		2.81	79,115	34
12-31-23	9.46	0.17	•	1.10	1.27	0.21	0.34	—	0.55	—	10.18	13.69	0.54	0.29		0.29		1.70	95,814	127
12-31-22	12.72	0.19	•	(2.17)	(1.98)	0.23	1.05	—	1.28	—	9.46	(16.09)	0.52	0.45		0.45		1.74	93,780	50

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2025 Portfolio (continued)
Class S (continued)
12-31-21	12.26	0.17	•	1.09	1.26	0.25	0.55	—	0.80	—	12.72	10.42	0.54	0.49		0.49		1.33	134,629	40
12-31-20	11.38	0.24	•	1.17	1.41	0.20	0.33	—	0.53	—	12.26	12.83	0.54	0.49		0.49		1.97	135,558	50
Class S2
12-31-24	9.91	0.28	•	0.58	0.86	0.18	—	—	0.18	—	10.59	8.71	0.69	0.44		0.44		2.66	14,060	34
12-31-23	9.23	0.15	•	1.07	1.22	0.20	0.34	—	0.54	—	9.91	13.47	0.69	0.44		0.44		1.55	36,241	127
12-31-22	12.45	0.17	•	(2.12)	(1.95)	0.22	1.05	—	1.27	—	9.23	(16.21)	0.67	0.60		0.60		1.63	31,566	50
12-31-21	12.02	0.14	•	1.07	1.21	0.23	0.55	—	0.78	—	12.45	10.24	0.69	0.64		0.64		1.17	36,074	40
12-31-20	11.17	0.20	•	1.18	1.38	0.20	0.33	—	0.53	—	12.02	12.71	0.69	0.64		0.64		1.85	36,080	50
Class Z
12-31-24	10.51	0.34	•	0.61	0.95	0.22	—	—	0.22	—	11.24	9.13	0.25	0.00	*	0.00	*	3.10	741,840	34
12-31-23	9.77	0.20	•	1.14	1.34	0.26	0.34	—	0.60	—	10.51	14.00	0.25	0.00	*	0.00	*	1.99	794,813	127
12-31-22	13.09	0.24	•	(2.23)	(1.99)	0.28	1.05	—	1.33	—	9.77	(15.74)	0.24	0.00	*	0.00	*	2.21	754,094	50
12-31-21	12.56	0.24	•	1.12	1.36	0.28	0.55	—	0.83	—	13.09	11.03	0.25	0.00	*	0.00	*	1.83	933,768	40
12-31-20	11.62	0.29	•	1.21	1.50	0.23	0.33	—	0.56	—	12.56	13.36	0.24	0.00	*	0.00	*	2.49	827,543	50
Voya Index Solution 2030 Portfolio
Class ADV
12-31-24	14.64	0.34	•	1.10	1.44	0.16	—	—	0.16	—	15.92	9.87	0.80	0.56		0.56		2.21	30,508	27
12-31-23	13.69	0.16	•	1.82	1.98	0.27	0.76	—	1.03	—	14.64	14.90	0.80	0.56		0.56		1.10	39,018	131
12-31-22	18.37	0.22	•	(3.23)	(3.01)	0.26	1.41	—	1.67	—	13.69	(16.89)	0.79	0.70		0.70		1.46	38,122	52
12-31-21	17.23	0.18	•	1.84	2.02	0.29	0.59	—	0.88	—	18.37	11.80	0.81	0.74		0.74		1.00	46,915	41
12-31-20	15.89	0.26	•	1.77	2.03	0.23	0.46	—	0.69	—	17.23	13.22	0.83	0.74		0.74		1.69	42,311	45
Class I
12-31-24	15.24	0.44	•	1.15	1.59	0.24	—	—	0.24	—	16.59	10.46	0.30	0.06		0.06		2.71	12,909	27
12-31-23	14.21	0.23	•	1.91	2.14	0.35	0.76	—	1.11	—	15.24	15.52	0.30	0.06		0.06		1.59	12,731	131
12-31-22	19.02	0.31	•	(3.36)	(3.05)	0.35	1.41	—	1.76	—	14.21	(16.51)	0.29	0.20		0.20		1.97	8,703	52
12-31-21	17.78	0.28	•	1.90	2.18	0.35	0.59	—	0.94	—	19.02	12.40	0.31	0.24		0.24		1.51	10,579	41
12-31-20	16.37	0.34	•	1.82	2.16	0.29	0.46	—	0.75	—	17.78	13.72	0.33	0.24		0.24		2.13	9,372	45
Class S
12-31-24	15.10	0.39	•	1.14	1.53	0.20	—	—	0.20	—	16.43	10.17	0.55	0.31		0.31		2.46	16,313	27
12-31-23	14.10	0.20	•	1.88	2.08	0.32	0.76	—	1.08	—	15.10	15.17	0.55	0.31		0.31		1.35	15,761	131
12-31-22	18.85	0.27	•	(3.33)	(3.06)	0.28	1.41	—	1.69	—	14.10	(16.70)	0.54	0.45		0.45		1.68	12,262	52
12-31-21	17.63	0.23	•	1.90	2.13	0.32	0.59	—	0.91	—	18.85	12.18	0.56	0.49		0.49		1.24	20,843	41
12-31-20	16.24	0.31	•	1.79	2.10	0.25	0.46	—	0.71	—	17.63	13.45	0.58	0.49		0.49		1.96	17,414	45
Class S2
12-31-24	14.73	0.36	•	1.11	1.47	0.19	—	—	0.19	—	16.01	10.00	0.70	0.46		0.46		2.31	4,479	27
12-31-23	13.78	0.17	•	1.84	2.01	0.30	0.76	—	1.06	—	14.73	15.03	0.70	0.46		0.46		1.19	19,520	131
12-31-22	18.51	0.24	•	(3.27)	(3.03)	0.29	1.41	—	1.70	—	13.78	(16.87)	0.69	0.60		0.60		1.57	13,090	52
12-31-21	17.35	0.20	•	1.87	2.07	0.32	0.59	—	0.91	—	18.51	12.01	0.71	0.64		0.64		1.12	14,118	41
12-31-20	16.02	0.31	•	1.73	2.04	0.25	0.46	—	0.71	—	17.35	13.26	0.73	0.64		0.64		1.96	10,670	45
Class Z
12-31-24	15.50	0.45	•	1.17	1.62	0.24	—	—	0.24	—	16.88	10.54	0.24	0.00	*	0.00	*	2.77	868,965	27
12-31-23	14.43	0.25	•	1.93	2.18	0.35	0.76	—	1.11	—	15.50	15.52	0.24	0.00	*	0.00	*	1.65	827,463	131
12-31-22	19.25	0.35	•	(3.40)	(3.05)	0.36	1.41	—	1.77	—	14.43	(16.31)	0.23	0.00	*	0.00	*	2.16	725,202	52
12-31-21	17.96	0.33	•	1.92	2.25	0.37	0.59	—	0.96	—	19.25	12.64	0.25	0.00	*	0.00	*	1.76	850,871	41
12-31-20	16.48	0.40	•	1.83	2.23	0.29	0.46	—	0.75	—	17.96	14.06	0.24	0.00	*	0.00	*	2.45	699,789	45
Voya Index Solution 2035 Portfolio
Class ADV
12-31-24	10.62	0.22	•	1.00	1.22	0.07	—	—	0.07	—	11.77	11.52	0.78	0.55		0.55		1.94	109,095	23

See Accompanying Notes to Financial Statements

18

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2035 Portfolio (continued)
Class ADV (continued)
12-31-23	9.86	0.07	•	1.53	1.60	0.16	0.68	—	0.84	—	10.62	16.70	0.78	0.55		0.55		0.70	128,914	128
12-31-22	13.59	0.15	•	(2.54)	(2.39)	0.16	1.18	—	1.34	—	9.86	(18.14)	0.77	0.70		0.70		1.37	125,263	41
12-31-21	12.69	0.12	•	1.58	1.70	0.19	0.61	—	0.80	—	13.59	13.56	0.80	0.74		0.74		0.89	169,629	38
12-31-20	11.72	0.18	•	1.37	1.55	0.16	0.42	—	0.58	—	12.69	13.85	0.80	0.74		0.74		1.58	172,517	45
Class I
12-31-24	11.01	0.29	•	1.04	1.33	0.13	—	—	0.13	—	12.21	12.12	0.28	0.05		0.05		2.44	59,776	23
12-31-23	10.20	0.13	•	1.58	1.71	0.22	0.68	—	0.90	—	11.01	17.26	0.28	0.05		0.05		1.20	64,960	128
12-31-22	14.03	0.22	•	(2.64)	(2.42)	0.23	1.18	—	1.41	—	10.20	(17.76)	0.27	0.20		0.20		1.89	50,433	41
12-31-21	13.07	0.19	•	1.64	1.83	0.26	0.61	—	0.87	—	14.03	14.17	0.30	0.24		0.24		1.40	60,969	38
12-31-20	12.06	0.23	•	1.43	1.66	0.23	0.42	—	0.65	—	13.07	14.41	0.30	0.24		0.24		2.01	54,401	45
Class S
12-31-24	10.83	0.25	•	1.03	1.28	0.10	—	—	0.10	—	12.01	11.85	0.53	0.30		0.30		2.19	90,844	23
12-31-23	10.05	0.10	•	1.55	1.65	0.19	0.68	—	0.87	—	10.83	16.92	0.53	0.30		0.30		0.95	94,815	128
12-31-22	13.83	0.18	•	(2.59)	(2.41)	0.19	1.18	—	1.37	—	10.05	(17.95)	0.52	0.45		0.45		1.59	82,072	41
12-31-21	12.90	0.16	•	1.61	1.77	0.23	0.61	—	0.84	—	13.83	13.87	0.55	0.49		0.49		1.16	114,671	38
12-31-20	11.91	0.23		1.37	1.60	0.19	0.42	—	0.61	—	12.90	14.12	0.55	0.49		0.49		1.86	112,188	45
Class S2
12-31-24	10.55	0.23	•	1.01	1.24	0.09	—	—	0.09	—	11.70	11.77	0.68	0.45		0.45		2.04	25,215	23
12-31-23	9.81	0.08	•	1.52	1.60	0.18	0.68	—	0.86	—	10.55	16.82	0.68	0.45		0.45		0.80	47,748	128
12-31-22	13.54	0.17	•	(2.55)	(2.38)	0.17	1.18	—	1.35	—	9.81	(18.10)	0.67	0.60		0.60		1.54	36,931	41
12-31-21	12.66	0.13	•	1.58	1.71	0.22	0.61	—	0.83	—	13.54	13.65	0.70	0.64		0.64		0.96	40,801	38
12-31-20	11.71	0.20	•	1.36	1.56	0.19	0.42	—	0.61	—	12.66	13.93	0.70	0.64		0.64		1.79	41,739	45
Class Z
12-31-24	11.25	0.30	•	1.06	1.36	0.13	—	—	0.13	—	12.48	12.15	0.23	0.00	*	0.00	*	2.49	1,284,380	23
12-31-23	10.41	0.14	•	1.62	1.76	0.24	0.68	—	0.92	—	11.25	17.41	0.23	0.00	*	0.00	*	1.26	1,165,093	128
12-31-22	14.27	0.25	•	(2.69)	(2.44)	0.24	1.18	—	1.42	—	10.41	(17.62)	0.23	0.00	*	0.00	*	2.11	954,048	41
12-31-21	13.26	0.23	•	1.66	1.89	0.27	0.61	—	0.88	—	14.27	14.41	0.24	0.00	*	0.00	*	1.67	1,084,762	38
12-31-20	12.20	0.28	•	1.43	1.71	0.23	0.42	—	0.65	—	13.26	14.66	0.24	0.00	*	0.00	*	2.40	876,349	45
Voya Index Solution 2040 Portfolio
Class ADV
12-31-24	16.19	0.28	•	1.82	2.10	0.03	—	—	0.03	—	18.26	13.01	0.81	0.58		0.58		1.60	27,535	22
12-31-23	14.86	0.04	•	2.60	2.64	0.24	1.07	—	1.31	—	16.19	18.24	0.81	0.58		0.58		0.25	28,769	126
12-31-22	20.52	0.23	•	(3.91)	(3.68)	0.21	1.77	—	1.98	—	14.86	(18.48)	0.81	0.70		0.70		1.36	25,195	40
12-31-21	18.49	0.16	•	2.76	2.92	0.25	0.64	—	0.89	—	20.52	15.95	0.84	0.74		0.74		0.83	28,989	35
12-31-20	16.81	0.27		2.16	2.43	0.22	0.53	—	0.75	—	18.49	15.08	0.86	0.74		0.74		1.62	26,276	32
Class I
12-31-24	16.84	0.38	•	1.90	2.28	0.12	—	—	0.12	—	19.00	13.56	0.31	0.08		0.08		2.10	14,695	22
12-31-23	15.40	0.12	•	2.70	2.82	0.31	1.07	—	1.38	—	16.84	18.87	0.31	0.08		0.08		0.75	14,792	126
12-31-22	21.19	0.32	•	(4.04)	(3.72)	0.30	1.77	—	2.07	—	15.40	(18.08)	0.31	0.20		0.20		1.87	9,800	40
12-31-21	19.04	0.28	•	2.85	3.13	0.34	0.64	—	0.98	—	21.19	16.58	0.34	0.24		0.24		1.35	9,660	35
12-31-20	17.28	0.37	•	2.21	2.58	0.29	0.53	—	0.82	—	19.04	15.62	0.36	0.24		0.24		2.20	7,830	32
Class S
12-31-24	16.79	0.34	•	1.89	2.23	0.08	—	—	0.08	—	18.94	13.29	0.56	0.33		0.33		1.85	16,932	22
12-31-23	15.36	0.08	•	2.69	2.77	0.27	1.07	—	1.34	—	16.79	18.56	0.56	0.33		0.33		0.50	14,682	126
12-31-22	21.12	0.26	•	(4.01)	(3.75)	0.24	1.77	—	2.01	—	15.36	(18.30)	0.56	0.45		0.45		1.51	11,600	40
12-31-21	18.99	0.23	•	2.84	3.07	0.30	0.64	—	0.94	—	21.12	16.30	0.59	0.49		0.49		1.12	16,775	35
12-31-20	17.24	0.32	•	2.21	2.53	0.25	0.53	—	0.78	—	18.99	15.34	0.61	0.49		0.49		1.94	13,728	32

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2040 Portfolio (continued)
Class S2
12-31-24	16.41	0.30	•	1.85	2.15	0.06	—	—	0.06	—	18.50	13.11	0.71	0.48		0.48		1.70	6,629	22
12-31-23	15.04	0.05	•	2.65	2.70	0.26	1.07	—	1.33	—	16.41	18.47	0.71	0.48		0.48		0.35	5,657	126
12-31-22	20.73	0.25	•	(3.96)	(3.71)	0.21	1.77	—	1.98	—	15.04	(18.43)	0.71	0.60		0.60		1.49	4,152	40
12-31-21	18.68	0.18	•	2.80	2.98	0.29	0.64	—	0.93	—	20.73	16.09	0.74	0.64		0.64		0.89	4,354	35
12-31-20	16.98	0.31	•	2.16	2.47	0.24	0.53	—	0.77	—	18.68	15.17	0.76	0.64		0.64		1.89	4,557	32
Class Z
12-31-24	17.13	0.41	•	1.93	2.34	0.13	—	—	0.13	—	19.34	13.68	0.23	0.00	*	0.00	*	2.19	948,878	22
12-31-23	15.66	0.14	•	2.75	2.89	0.35	1.07	—	1.42	—	17.13	18.96	0.23	0.00	*	0.00	*	0.82	857,824	126
12-31-22	21.49	0.36	•	(4.10)	(3.74)	0.32	1.77	—	2.09	—	15.66	(17.93)	0.23	0.00	*	0.00	*	2.06	679,923	40
12-31-21	19.27	0.33	•	2.89	3.22	0.36	0.64	—	1.00	—	21.49	16.86	0.24	0.00	*	0.00	*	1.60	760,148	35
12-31-20	17.43	0.41	•	2.25	2.66	0.29	0.53	—	0.82	—	19.27	15.96	0.23	0.00	*	0.00	*	2.41	577,969	32
Voya Index Solution 2045 Portfolio
Class ADV
12-31-24	11.36	0.18	•	1.43	1.61	—	—	—	—	—	12.97	14.17	0.79	0.56		0.56		1.44	92,650	22
12-31-23	10.46	(0.00	)*•	1.95	1.95	0.16	0.89	—	1.05	—	11.36	19.21	0.80	0.57		0.57		(0.01)	102,369	127
12-31-22	14.77	0.15	•	(2.81)	(2.66)	0.13	1.52	—	1.65	—	10.46	(18.60)	0.79	0.70		0.70		1.26	93,516	39
12-31-21	13.31	0.11	•	2.16	2.27	0.19	0.62	—	0.81	—	14.77	17.25	0.81	0.74		0.74		0.73	132,543	38
12-31-20	12.17	0.18	•	1.58	1.76	0.15	0.47	—	0.62	—	13.31	15.23	0.81	0.74		0.74		1.54	129,548	34
Class I
12-31-24	11.92	0.25	•	1.51	1.76	0.06	—	—	0.06	—	13.62	14.78	0.29	0.06		0.06		1.94	52,822	22
12-31-23	10.93	0.06	•	2.04	2.10	0.22	0.89	—	1.11	—	11.92	19.83	0.30	0.07		0.07		0.49	60,301	127
12-31-22	15.37	0.23	•	(2.94)	(2.71)	0.21	1.52	—	1.73	—	10.93	(18.19)	0.29	0.20		0.20		1.81	47,575	39
12-31-21	13.81	0.19	•	2.24	2.43	0.25	0.62	—	0.87	—	15.37	17.86	0.31	0.24		0.24		1.25	54,110	38
12-31-20	12.61	0.23	•	1.66	1.89	0.22	0.47	—	0.69	—	13.81	15.78	0.31	0.24		0.24		1.92	46,883	34
Class S
12-31-24	11.67	0.22	•	1.47	1.69	0.03	—	—	0.03	—	13.33	14.45	0.54	0.31		0.31		1.69	65,529	22
12-31-23	10.72	0.03	•	2.00	2.03	0.19	0.89	—	1.08	—	11.67	19.54	0.55	0.32		0.32		0.24	64,053	127
12-31-22	15.09	0.18	•	(2.87)	(2.69)	0.16	1.52	—	1.68	—	10.72	(18.40)	0.54	0.45		0.45		1.46	54,086	39
12-31-21	13.58	0.15	•	2.20	2.35	0.22	0.62	—	0.84	—	15.09	17.56	0.56	0.49		0.49		1.02	84,023	38
12-31-20	12.41	0.23		1.60	1.83	0.19	0.47	—	0.66	—	13.58	15.49	0.56	0.49		0.49		1.80	77,113	34
Class S2
12-31-24	11.32	0.19	•	1.43	1.62	0.01	—	—	0.01	—	12.93	14.35	0.69	0.46		0.46		1.54	21,929	22
12-31-23	10.44	0.01	•	1.94	1.95	0.18	0.89	—	1.07	—	11.32	19.29	0.70	0.47		0.47		0.09	37,431	127
12-31-22	14.76	0.17	•	(2.81)	(2.64)	0.16	1.52	—	1.68	—	10.44	(18.49)	0.69	0.60		0.60		1.45	28,510	39
12-31-21	13.32	0.12	•	2.15	2.27	0.21	0.62	—	0.83	—	14.76	17.28	0.71	0.64		0.64		0.85	29,628	38
12-31-20	12.19	0.20	•	1.58	1.78	0.18	0.47	—	0.65	—	13.32	15.35	0.71	0.64		0.64		1.72	25,318	34
Class Z
12-31-24	12.16	0.27	•	1.53	1.80	0.06	—	—	0.06	—	13.90	14.84	0.23	0.00	*	0.00	*	2.00	1,057,855	22
12-31-23	11.14	0.07	•	2.08	2.15	0.24	0.89	—	1.13	—	12.16	19.93	0.23	0.00	*	0.00	*	0.56	928,971	127
12-31-22	15.62	0.25	•	(2.99)	(2.74)	0.22	1.52	—	1.74	—	11.14	(18.10)	0.23	0.00	*	0.00	*	2.01	733,611	39
12-31-21	14.00	0.23	•	2.27	2.50	0.26	0.62	—	0.88	—	15.62	18.14	0.24	0.00	*	0.00	*	1.52	827,504	38
12-31-20	12.74	0.29	•	1.66	1.95	0.22	0.47	—	0.69	—	14.00	16.09	0.23	0.00	*	0.00	*	2.36	650,098	34
Voya Index Solution 2050 Portfolio
Class ADV
12-31-24	16.96	0.24	•	2.25	2.49	—	—	—	—	—	19.45	14.68	0.81	0.59		0.59		1.27	23,714	22
12-31-23	15.39	(0.04	)•	2.99	2.95	0.21	1.17	—	1.38	—	16.96	19.68	0.84	0.62		0.62		(0.22)	21,757	122
12-31-22	21.29	0.22	•	(4.10)	(3.88)	0.16	1.86	—	2.02	—	15.39	(18.70)	0.85	0.72		0.72		1.25	17,963	34
12-31-21	18.85	0.15	•	3.06	3.21	0.23	0.54	—	0.77	—	21.29	17.22	0.87	0.74		0.74		0.72	23,791	38

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2050 Portfolio (continued)
Class ADV (continued)
12-31-20	17.18	0.25	•	2.15	2.40	0.20		0.53	—	0.73		—	18.85	14.66	0.91	0.74		0.74		1.53	19,574	29
Class I
12-31-24	17.52	0.34	•	2.33	2.67	0.04		—	—	0.04		—	20.15	15.27	0.31	0.09		0.09		1.77	20,968	22
12-31-23	15.86	0.05	•	3.08	3.13	0.30		1.17	—	1.47		—	17.52	20.23	0.34	0.12		0.12		0.28	18,482	122
12-31-22	21.88	0.32	•	(4.22)	(3.90)	0.26		1.86	—	2.12		—	15.86	(18.29)	0.35	0.22		0.22		1.80	11,849	34
12-31-21	19.33	0.26	•	3.15	3.41	0.32		0.54	—	0.86		—	21.88	17.81	0.37	0.24		0.24		1.23	11,548	38
12-31-20	17.58	0.35	•	2.20	2.55	0.27		0.53	—	0.80		—	19.33	15.25	0.41	0.24		0.24		2.07	8,770	29
Class S
12-31-24	17.46	0.29	•	2.33	2.62	0.00	*	—	—	0.00	*	—	20.08	15.02	0.56	0.34		0.34		1.52	12,997	22
12-31-23	15.81	0.00	*•	3.07	3.07	0.25		1.17	—	1.42		—	17.46	19.94	0.59	0.37		0.37		0.03	12,363	122
12-31-22	21.78	0.25	•	(4.18)	(3.93)	0.18		1.86	—	2.04		—	15.81	(18.52)	0.60	0.47		0.47		1.40	9,814	34
12-31-21	19.26	0.20	•	3.14	3.34	0.28		0.54	—	0.82		—	21.78	17.50	0.62	0.49		0.49		0.96	15,698	38
12-31-20	17.53	0.30	•	2.20	2.50	0.24		0.53	—	0.77		—	19.26	14.94	0.66	0.49		0.49		1.80	12,575	29
Class S2
12-31-24	17.06	0.26	•	2.27	2.53	—		—	—	—		—	19.59	14.83	0.71	0.49		0.49		1.37	6,957	22
12-31-23	15.48	(0.02	)•	3.01	2.99	0.24		1.17	—	1.41		—	17.06	19.78	0.74	0.52		0.52		(0.12)	4,841	122
12-31-22	21.41	0.25	•	(4.13)	(3.88)	0.19		1.86	—	2.05		—	15.48	(18.62)	0.75	0.62		0.62		1.44	4,018	34
12-31-21	18.95	0.19	•	3.06	3.25	0.25		0.54	—	0.79		—	21.41	17.33	0.77	0.64		0.64		0.93	3,918	38
12-31-20	17.26	0.29	•	2.14	2.43	0.21		0.53	—	0.74		—	18.95	14.77	0.81	0.64		0.64		1.77	3,563	29
Class Z
12-31-24	17.80	0.36	•	2.37	2.73	0.06		—	—	0.06		—	20.47	15.36	0.22	0.00	*	0.00	*	1.85	803,453	22
12-31-23	16.10	0.07	•	3.13	3.20	0.33		1.17	—	1.50		—	17.80	20.38	0.22	0.00	*	0.00	*	0.40	689,274	122
12-31-22	22.16	0.36	•	(4.27)	(3.91)	0.29		1.86	—	2.15		—	16.10	(18.14)	0.23	0.00	*	0.00	*	2.01	512,919	34
12-31-21	19.54	0.32	•	3.18	3.50	0.34		0.54	—	0.88		—	22.16	18.12	0.24	0.00	*	0.00	*	1.48	539,936	38
12-31-20	17.73	0.40	•	2.21	2.61	0.27		0.53	—	0.80		—	19.54	15.46	0.23	0.00	*	0.00	*	2.32	398,859	29
Voya Index Solution 2055 Portfolio
Class ADV
12-31-24	15.54	0.21	•	2.09	2.30	—		—	—	—		—	17.84	14.80	0.81	0.59		0.59		1.24	53,751	25
12-31-23	14.08	(0.04	)•	2.74	2.70	0.22		1.02	—	1.24		—	15.54	19.66	0.85	0.62		0.62		(0.26)	53,819	120
12-31-22	19.61	0.20	•	(3.77)	(3.57)	0.14		1.82	—	1.96		—	14.08	(18.76)	0.84	0.72		0.72		1.22	45,187	34
12-31-21	17.47	0.13	•	2.87	3.00	0.21		0.65	—	0.86		—	19.61	17.32	0.85	0.74		0.74		0.69	63,321	38
12-31-20	15.91	0.24		2.03	2.27	0.18		0.53	—	0.71		—	17.47	14.90	0.89	0.74		0.74		1.49	58,091	29
Class I
12-31-24	16.09	0.31	•	2.16	2.47	0.03		—	—	0.03		—	18.53	15.38	0.31	0.09		0.09		1.74	55,341	25
12-31-23	14.53	0.04	•	2.84	2.88	0.30		1.02	—	1.32		—	16.09	20.33	0.35	0.12		0.12		0.24	52,451	120
12-31-22	20.20	0.29	•	(3.90)	(3.61)	0.24		1.82	—	2.06		—	14.53	(18.38)	0.34	0.22		0.22		1.78	37,659	34
12-31-21	17.95	0.24	•	2.95	3.19	0.29		0.65	—	0.94		—	20.20	17.95	0.35	0.24		0.24		1.22	42,496	38
12-31-20	16.33	0.31	•	2.09	2.40	0.25		0.53	—	0.78		—	17.95	15.43	0.39	0.24		0.24		1.95	35,009	29
Class S
12-31-24	15.83	0.26	•	2.13	2.39	—		—	—	—		—	18.22	15.10	0.56	0.34		0.34		1.49	44,077	25
12-31-23	14.32	(0.00	)*•	2.79	2.79	0.26		1.02	—	1.28		—	15.83	20.00	0.60	0.37		0.37		(0.01)	38,902	120
12-31-22	19.90	0.23	•	(3.82)	(3.59)	0.17		1.82	—	1.99		—	14.32	(18.56)	0.59	0.47		0.47		1.43	29,007	34
12-31-21	17.71	0.18	•	2.91	3.09	0.25		0.65	—	0.90		—	19.90	17.64	0.60	0.49		0.49		0.93	43,919	38
12-31-20	16.13	0.27	•	2.06	2.33	0.22		0.53	—	0.75		—	17.71	15.11	0.64	0.49		0.49		1.76	40,587	29
Class S2
12-31-24	15.57	0.23	•	2.09	2.32	—		—	—	—		—	17.89	14.90	0.71	0.49		0.49		1.34	15,987	25
12-31-23	14.11	(0.02	)•	2.75	2.73	0.25		1.02	—	1.27		—	15.57	19.84	0.75	0.52		0.52		(0.16)	27,217	120
12-31-22	19.67	0.23	•	(3.80)	(3.57)	0.17		1.82	—	1.99		—	14.11	(18.69)	0.74	0.62		0.62		1.41	19,070	34

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2055 Portfolio (continued)
Class S2 (continued)
12-31-21	17.54	0.15	•	2.88	3.03	0.25	0.65	—	0.90	—	19.67	17.43	0.75	0.64		0.64		0.78	20,878	38
12-31-20	15.99	0.27	•	2.01	2.28	0.20	0.53	—	0.73	—	17.54	14.97	0.79	0.64		0.64		1.73	17,208	29
Class Z
12-31-24	16.40	0.33	•	2.21	2.54	0.05	—	—	0.05	—	18.89	15.49	0.22	0.00	*	0.00	*	1.83	692,386	25
12-31-23	14.80	0.06	•	2.89	2.95	0.33	1.02	—	1.35	—	16.40	20.44	0.23	0.00	*	0.00	*	0.36	594,985	120
12-31-22	20.51	0.33	•	(3.96)	(3.63)	0.26	1.82	—	2.08	—	14.80	(18.20)	0.23	0.00	*	0.00	*	2.00	439,069	34
12-31-21	18.20	0.29	•	2.99	3.28	0.32	0.65	—	0.97	—	20.51	18.19	0.24	0.00	*	0.00	*	1.49	450,163	38
12-31-20	16.51	0.37	•	2.10	2.47	0.25	0.53	—	0.78	—	18.20	15.69	0.23	0.00	*	0.00	*	2.32	324,254	29
Voya Index Solution 2060 Portfolio
Class ADV
12-31-24	13.68	0.19	•	1.84	2.03	—	—	—	—	—	15.71	14.84	0.79	0.57		0.57		1.25	19,038	22
12-31-23	12.27	(0.04	)•	2.40	2.36	0.15	0.80	—	0.95	—	13.68	19.67	0.85	0.62		0.62		(0.27)	16,902	117
12-31-22	16.89	0.17	•	(3.27)	(3.10)	0.11	1.41	—	1.52	—	12.27	(18.84)	0.88	0.72		0.72		1.25	12,814	34
12-31-21	14.80	0.12	•	2.47	2.59	0.13	0.37	—	0.50	—	16.89	17.65	0.91	0.74		0.74		0.72	15,085	37
12-31-20	13.31	0.18	•	1.76	1.94	0.12	0.33	—	0.45	—	14.80	15.11	0.92	0.74		0.74		1.42	11,253	34
Class I
12-31-24	14.05	0.27	•	1.89	2.16	0.02	—	—	0.02	—	16.19	15.41	0.29	0.07		0.07		1.75	40,482	22
12-31-23	12.56	0.03	•	2.47	2.50	0.21	0.80	—	1.01	—	14.05	20.37	0.35	0.12		0.12		0.23	31,714	117
12-31-22	17.25	0.25	•	(3.35)	(3.10)	0.18	1.41	—	1.59	—	12.56	(18.44)	0.38	0.22		0.22		1.80	20,763	34
12-31-21	15.10	0.21	•	2.51	2.72	0.20	0.37	—	0.57	—	17.25	18.18	0.41	0.24		0.24		1.26	20,267	37
12-31-20	13.55	0.28	•	1.77	2.05	0.17	0.33	—	0.50	—	15.10	15.69	0.43	0.24		0.24		2.11	13,765	34
Class S
12-31-24	13.88	0.23	•	1.87	2.10	—	—	—	—	—	15.98	15.13	0.54	0.32		0.32		1.50	9,758	22
12-31-23	12.42	(0.00	)*•	2.44	2.44	0.18	0.80	—	0.98	—	13.88	20.08	0.60	0.37		0.37		(0.02)	8,533	117
12-31-22	17.04	0.20	•	(3.30)	(3.10)	0.11	1.41	—	1.52	—	12.42	(18.65)	0.63	0.47		0.47		1.39	6,050	34
12-31-21	14.92	0.15	•	2.51	2.66	0.17	0.37	—	0.54	—	17.04	17.96	0.66	0.49		0.49		0.95	9,659	37
12-31-20	13.41	0.24	•	1.75	1.99	0.15	0.33	—	0.48	—	14.92	15.37	0.68	0.49		0.49		1.83	8,248	34
Class S2
12-31-24	13.77	0.20	•	1.86	2.06	—	—	—	—	—	15.83	14.96	0.69	0.47		0.47		1.35	4,090	22
12-31-23	12.34	(0.02	)•	2.42	2.40	0.17	0.80	—	0.97	—	13.77	19.86	0.75	0.52		0.52		(0.17)	3,219	117
12-31-22	16.97	0.20	•	(3.31)	(3.11)	0.11	1.41	—	1.52	—	12.34	(18.77)	0.78	0.62		0.62		1.42	2,381	34
12-31-21	14.87	0.13	•	2.49	2.62	0.15	0.37	—	0.52	—	16.97	17.78	0.81	0.64		0.64		0.80	2,296	37
12-31-20	13.37	0.22	•	1.74	1.96	0.13	0.33	—	0.46	—	14.87	15.17	0.83	0.64		0.64		1.74	2,098	34
Class Z
12-31-24	14.28	0.28	•	1.93	2.21	0.04	—	—	0.04	—	16.45	15.48	0.23	0.00	*	0.00	*	1.81	472,004	22
12-31-23	12.76	0.05	•	2.50	2.55	0.23	0.80	—	1.03	—	14.28	20.46	0.23	0.00	*	0.00	*	0.34	381,153	117
12-31-22	17.48	0.29	•	(3.40)	(3.11)	0.20	1.41	—	1.61	—	12.76	(18.25)	0.24	0.00	*	0.00	*	2.02	260,763	34
12-31-21	15.27	0.25	•	2.55	2.80	0.22	0.37	—	0.59	—	17.48	18.50	0.24	0.00	*	0.00	*	1.49	243,777	37
12-31-20	13.67	0.31	•	1.79	2.10	0.17	0.33	—	0.50	—	15.27	15.92	0.25	0.00	*	0.00	*	2.35	159,536	34
Voya Index Solution 2065 Portfolio
Class ADV
12-31-24	11.70	0.15	•	1.60	1.75	0.02	—	—	0.02	—	13.43	14.96	0.82	0.58		0.58		1.17	4,834	21
12-31-23	9.76	(0.03	)•	1.97	1.94	—	—	—	—	—	11.70	19.88	0.92	0.66		0.66		(0.31)	3,585	108
12-31-22	12.79	0.12	•	(2.52)	(2.40)	0.12	0.51	—	0.63	—	9.76	(18.86)	1.00	0.73		0.73		1.16	3,367	51
12-31-21	11.58	0.12	•	1.93	2.05	0.08	0.76	—	0.84	—	12.79	17.74	1.12	0.74		0.74		0.92	1,684	42
07-29-20(6)- 12-31-20	10.00	0.08	•	1.58	1.66	0.07	0.01	—	0.08	—	11.58	16.62	2.09	0.74		0.74		1.87	382	17

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3))5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2065 Portfolio (continued)
Class I
12-31-24	11.80	0.22	•	1.61	1.83	0.02	—	—	0.02	—	13.61	15.51	0.32	0.08		0.08		1.68	17,347	21
12-31-23	9.80	0.02	•	1.98	2.00	—	—	—	—	—	11.80	20.41	0.42	0.16		0.16		0.19	9,140	108
12-31-22	12.82	0.21	•	(2.57)	(2.36)	0.15	0.51	—	0.66	—	9.80	(18.45)	0.50	0.23		0.23		1.97	3,337	51
12-31-21	11.58	0.20	•	1.93	2.13	0.13	0.76	—	0.89	—	12.82	18.45	0.62	0.24		0.24		1.51	1,419	42
07-29-20(6)- 12-31-20	10.00	0.13	•	1.55	1.68	0.09	0.01	—	0.10	—	11.58	16.79	1.59	0.24		0.24		2.76	341	17
Class S
12-31-24	11.75	0.18	•	1.60	1.78	0.02	—	—	0.02	—	13.51	15.15	0.57	0.33		0.33		1.43	4,623	21
12-31-23	9.77	(0.01	)•	1.99	1.98	—	—	—	—	—	11.75	20.27	0.67	0.41		0.41		(0.06)	3,649	108
12-31-22	12.80	0.17	•	(2.56)	(2.39)	0.13	0.51	—	0.64	—	9.77	(18.71)	0.75	0.48		0.48		1.55	2,156	51
12-31-21	11.58	0.16	•	1.93	2.09	0.11	0.76	—	0.87	—	12.80	18.08	0.87	0.49		0.49		1.21	1,626	42
07-29-20(6)- 12-31-20	10.00	0.11	•	1.56	1.67	0.08	0.01	—	0.09	—	11.58	16.72	1.84	0.49		0.49		2.50	382	17
Class S2
12-31-24	11.71	0.16	•	1.60	1.76	0.02	—	—	0.02	—	13.45	15.03	0.72	0.48		0.48		1.28	1,506	21
12-31-23	9.76	(0.02	)•	1.97	1.95	—	—	—	—	—	11.71	19.98	0.82	0.56		0.56		(0.21)	1,337	108
12-31-22	12.78	0.16	•	(2.55)	(2.39)	0.12	0.51	—	0.63	—	9.76	(18.74)	0.90	0.63		0.63		1.45	611	51
12-31-21	11.57	0.09	•	1.97	2.06	0.09	0.76	—	0.85	—	12.78	17.87	1.02	0.64		0.64		0.70	428	42
07-29-20(6)- 12-31-20	10.00	0.13	•	1.53	1.66	0.08	0.01	—	0.09	—	11.57	16.59	1.99	0.64		0.64		2.80	175	17
Class Z
12-31-24	11.86	0.23	•	1.62	1.85	0.02	—	—	0.02	—	13.69	15.60	0.24	0.00	*	0.00	*	1.76	116,913	21
12-31-23	9.83	0.04	•	1.99	2.03	—	—	—	—	—	11.86	20.65	0.26	0.00	*	0.00	*	0.35	72,511	108
12-31-22	12.85	0.23	•	(2.57)	(2.34)	0.17	0.51	—	0.68	—	9.83	(18.27)	0.30	0.00	*	0.00	*	2.13	34,267	51
12-31-21	11.59	0.22	•	1.94	2.16	0.14	0.76	—	0.90	—	12.85	18.69	0.48	0.00	*	0.00	*	1.72	16,030	42
07-29-20(6)- 12-31-20	10.00	0.12	•	1.57	1.69	0.09	0.01	—	0.10	—	11.59	16.89	1.57	0.00	*	0.00	*	2.74	3,190	17

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
(6)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-six active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”), Voya Index Solution 2060 Portfolio (“Index Solution 2060”) and Voya Index Solution 2065 Portfolio (“Index Solution 2065”), each a diversified series of the Company.

Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055, Index Solution 2060 and Index Solution 2065 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”) and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of each of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of

24

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks

25

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest

26

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2024, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2024, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below. There were no open futures contracts for any Portfolio at December 31, 2024.

	Purchased	Sold
Index Solution Income	$6,429,677	$6,739,532
Index Solution 2025	10,430,075	10,855,734
Index Solution 2030	9,623,347	9,975,028
Index Solution 2035	16,152,291	16,720,839
Index Solution 2040	10,237,341	10,568,469
Index Solution 2045	13,229,464	13,791,420
Index Solution 2050	8,635,969	8,807,058
Index Solution 2055	8,819,645	9,094,322
Index Solution 2060	5,318,842	5,577,803
Index Solution 2065	1,372,604	1,467,843

27

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the year ended December 31, 2024, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Index Solution Income	$178,231,770	$306,779,300
Index Solution 2025	357,920,953	542,498,651
Index Solution 2030	250,735,256	297,608,651
Index Solution 2035	353,959,962	421,733,462
Index Solution 2040	215,460,998	224,828,645
Index Solution 2045	278,259,201	327,601,588
Index Solution 2050	201,198,648	178,022,846
Index Solution 2055	212,389,587	220,132,021
Index Solution 2060	155,212,526	111,768,605
Index Solution 2065	66,530,080	25,416,968

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and/or Funding Agreements and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV and S2 of the Portfolios have a plan of distribution (the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.

The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and S2 shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Index Solution Income	32.33%
	Index Solution 2025	17.09
	Index Solution 2030	14.09
	Index Solution 2035	15.54
	Index Solution 2040	15.25
	Index Solution 2045	17.92
	Index Solution 2050	15.13
	Index Solution 2055	15.22
	Index Solution 2060	18.16
	Index Solution 2065	11.10
Voya Retirement Insurance and Annuity Company	Index Solution Income	67.64
	Index Solution 2025	82.91
	Index Solution 2030	85.87
	Index Solution 2035	84.44
	Index Solution 2040	84.70
	Index Solution 2045	82.08
	Index Solution 2050	84.85

28

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Index Solution 2055	84.78
Index Solution 2060	81.84
Index Solution 2065	88.90

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Index Solution Income	$66,528
Index Solution 2025	109,961
Index Solution 2030	54,100
Index Solution 2035	154,242
Index Solution 2040	56,634
Index Solution 2045	165,525
Index Solution 2050	51,777
Index Solution 2055	151,800
Index Solution 2060	44,857
Index Solution 2065	18,951

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below.

	Class	Class	Class	Class	Class
Portfolio	ADV	I	S	S2	Z
Index Solution Income	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2025	0.74%	0.24%	0.49%	0.64%	0.00%

	Class	Class	Class	Class	Class
Portfolio	ADV	I	S	S2	Z
Index Solution 2030	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2035	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2040	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2045	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2050	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2055	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2060	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2065	0.74%	0.24%	0.49%	0.64%	0.00%

Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

The Expense Limitation Agreement is contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the fiscal year ended December 31, 2024 as follows:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Index Solution Income	4	$3,096,250	6.33%
Index Solution 2055	2	8,230,000	6.33
Index Solution 2060	2	4,936,000	6.33

29

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Index Solution Income
Class ADV
12/31/2024	285,315	—	155,681	(4,062,604)	—	(3,621,608)	2,702,015	—	1,477,410	(39,383,516)	—	(35,204,091)
12/31/2023	310,752	—	267,653	(1,750,742)	—	(1,172,337)	2,773,988	—	2,366,049	(15,650,137)	—	(10,510,100)
Class I
12/31/2024	203,460	—	36,637	(544,511)	—	(304,414)	2,006,908	—	357,946	(5,345,298)	—	(2,980,444)
12/31/2023	258,483	—	54,646	(189,436)	—	123,693	2,380,019	—	497,279	(1,762,233)	—	1,115,065
Class S
12/31/2024	174,798	—	243,000	(1,605,335)	—	(1,187,537)	1,717,714	—	2,347,383	(15,623,283)	—	(11,558,186)
12/31/2023	295,365	—	395,509	(1,880,379)	—	(1,189,505)	2,690,180	—	3,563,536	(17,180,735)	—	(10,927,019)
Class S2
12/31/2024	514,338	—	63,075	(2,342,795)	—	(1,765,382)	4,820,614	—	590,384	(22,524,594)	—	(17,113,596)
12/31/2023	412,789	—	79,200	(361,361)	—	130,628	3,662,861	—	692,207	(3,195,929)	—	1,159,139
Class Z
12/31/2024	1,640,368	—	1,384,109	(9,604,217)	—	(6,579,740)	16,405,176	—	13,758,043	(95,739,523)	—	(65,576,304)
12/31/2023	2,795,818	—	2,305,654	(8,301,293)	—	(3,199,821)	26,068,782	—	21,350,352	(77,785,814)	—	(30,366,680)
Index Solution 2025
Class ADV
12/31/2024	711,053	—	170,231	(4,286,434)	—	(3,405,150)	7,459,153	—	1,778,912	(45,587,019)	—	(36,348,954)
12/31/2023	623,753	—	666,418	(2,486,261)	—	(1,196,090)	5,980,397	—	6,337,632	(23,945,967)	—	(11,627,938)
Class I
12/31/2024	517,280	—	78,405	(1,478,223)	—	(882,538)	5,600,708	—	843,633	(15,878,022)	—	(9,433,681)
12/31/2023	512,915	—	255,665	(600,709)	—	167,871	5,074,499	—	2,500,404	(5,963,580)	—	1,611,323
Class S
12/31/2024	489,749	—	139,224	(2,774,985)	—	(2,146,012)	5,235,353	—	1,478,555	(29,563,030)	—	(22,849,122)
12/31/2023	471,084	—	534,548	(1,501,140)	—	(495,508)	4,627,298	—	5,163,738	(14,641,147)	—	(4,850,111)
Class S2
12/31/2024	426,305	—	62,740	(2,818,672)	—	(2,329,627)	4,357,335	—	648,729	(30,025,487)	—	(25,019,423)
12/31/2023	610,048	—	191,901	(564,249)	—	237,700	5,715,358	—	1,805,786	(5,323,279)	—	2,197,865
Class Z
12/31/2024	3,166,607	—	1,391,648	(14,221,854)	—	(9,663,599)	34,999,824	—	15,252,465	(155,904,934)	—	(105,652,645)
12/31/2023	4,557,188	—	4,423,170	(10,510,345)	—	(1,529,987)	46,321,027	—	44,054,777	(105,846,188)	—	(15,470,384)
Index Solution 2030
Class ADV
12/31/2024	379,242	—	26,001	(1,155,223)	—	(749,980)	5,925,560	—	400,420	(18,246,741)	—	(11,920,761)
12/31/2023	448,471	—	189,734	(757,458)	—	(119,253)	6,302,198	—	2,635,400	(10,709,690)	—	(1,772,092)
Class I
12/31/2024	235,433	—	10,823	(303,620)	—	(57,364)	3,724,958	—	173,276	(4,837,062)	—	(938,828)
12/31/2023	272,405	—	55,821	(104,960)	—	223,266	4,045,190	—	805,503	(1,603,947)	—	3,246,746
Class S
12/31/2024	297,552	—	11,551	(360,321)	—	(51,218)	4,786,191	—	183,318	(5,704,738)	—	(735,229)
12/31/2023	296,023	—	76,632	(198,523)	—	174,132	4,337,491	—	1,096,605	(2,863,257)	—	2,570,839
Class S2
12/31/2024	337,608	—	17,714	(1,400,925)	—	(1,045,603)	5,179,446	—	274,214	(22,547,062)	—	(17,093,402)
12/31/2023	403,001	—	79,849	(107,348)	—	375,502	5,642,314	—	1,115,490	(1,507,448)	—	5,250,356
Class Z
12/31/2024	3,407,488	—	775,606	(6,091,549)	—	(1,908,455)	55,737,948	—	12,626,861	(99,653,428)	—	(31,288,619)
12/31/2023	4,220,115	—	3,759,447	(4,855,120)	—	3,124,442	63,060,326	—	55,188,688	(72,587,641)	—	45,661,373
Index Solution 2035
Class ADV
12/31/2024	880,445	—	68,432	(3,819,992)	—	(2,871,115)	10,081,306	—	773,280	(44,219,925)	—	(33,365,339)
12/31/2023	749,475	—	981,612	(2,297,709)	—	(566,622)	7,660,352	—	9,884,830	(23,605,287)	—	(6,060,105)
Class I
12/31/2024	558,807	—	52,391	(1,614,463)	—	(1,003,265)	6,586,626	—	612,456	(18,784,497)	—	(11,585,415)
12/31/2023	845,904	—	460,375	(352,545)	—	953,734	8,944,174	—	4,797,108	(3,643,406)	—	10,097,876
Class S
12/31/2024	471,652	—	66,449	(1,726,136)	—	(1,188,035)	5,452,247	—	764,825	(19,935,324)	—	(13,718,252)
12/31/2023	919,351	—	702,323	(1,039,136)	—	582,538	9,653,704	—	7,205,831	(10,838,963)	—	6,020,572
Class S2
12/31/2024	795,712	—	37,738	(3,201,395)	—	(2,367,945)	8,778,108	—	423,046	(37,468,320)	—	(28,267,166)
12/31/2023	739,577	—	341,457	(320,485)	—	760,549	7,506,756	—	3,414,569	(3,195,576)	—	7,725,749

30

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Index Solution 2035 (continued)
Class Z
12/31/2024	7,298,980	—	1,120,375	(9,063,238)	—	(643,883)	87,643,176	—	13,388,484	(108,647,715)	—	(7,616,055)
12/31/2023	10,349,512	—	8,170,585	(6,562,691)	—	11,957,406	112,530,707	—	86,935,022	(70,700,544)	—	128,765,185
Index Solution 2040
Class ADV
12/31/2024	308,861	—	3,173	(580,847)	—	(268,813)	5,379,020	—	55,147	(10,373,584)	—	(4,939,417)
12/31/2023	314,168	—	144,658	(378,302)	—	80,524	4,907,212	—	2,220,501	(5,894,123)	—	1,233,590
Class I
12/31/2024	193,905	—	4,805	(303,718)	—	(105,008)	3,505,808	—	86,724	(5,442,315)	—	(1,849,783)
12/31/2023	246,447	—	64,248	(68,786)	—	241,909	3,984,074	—	1,022,833	(1,136,631)	—	3,870,276
Class S
12/31/2024	181,961	—	3,701	(166,002)	—	19,660	3,320,691	—	66,659	(2,988,304)	—	399,046
12/31/2023	221,561	—	67,071	(169,586)	—	119,046	3,593,283	—	1,066,425	(2,683,009)	—	1,976,699
Class S2
12/31/2024	79,045	—	1,155	(66,589)	—	13,611	1,395,619	—	20,331	(1,182,502)	—	233,448
12/31/2023	87,624	—	26,678	(45,516)	—	68,786	1,392,498	—	414,574	(709,776)	—	1,097,296
Class Z
12/31/2024	3,899,031	—	341,021	(5,244,623)	—	(1,004,571)	71,907,791	—	6,261,149	(97,013,514)	—	(18,844,574)
12/31/2023	5,654,201	—	3,918,370	(2,920,635)	—	6,651,936	92,717,473	—	63,477,601	(47,851,982)	—	108,343,092
Index Solution 2045
Class ADV
12/31/2024	591,250	—	—	(2,460,795)	—	(1,869,545)	7,286,325	—	—	(31,445,231)	—	(24,158,906)
12/31/2023	764,500	—	837,315	(1,532,955)	—	68,860	8,321,424	—	9,009,512	(16,805,937)	—	524,999
Class I
12/31/2024	555,179	—	17,276	(1,753,440)	—	(1,180,985)	7,125,561	—	221,823	(22,011,444)	—	(14,664,060)
12/31/2023	611,143	—	449,218	(354,032)	—	706,329	7,013,443	—	5,058,193	(4,009,542)	—	8,062,094
Class S
12/31/2024	419,379	—	10,059	(1,003,821)	—	(574,383)	5,359,667	—	126,638	(12,768,267)	—	(7,281,962)
12/31/2023	495,275	—	503,539	(555,262)	—	443,552	5,575,851	—	5,559,066	(6,199,869)	—	4,935,048
Class S2
12/31/2024	541,683	—	4,064	(2,155,278)	—	(1,609,531)	6,540,923	—	49,664	(27,878,136)	—	(21,287,549)
12/31/2023	525,713	—	285,512	(237,040)	—	574,185	5,725,542	—	3,060,692	(2,594,880)	—	6,191,354
Class Z
12/31/2024	6,102,975	—	352,551	(6,752,754)	—	(297,228)	80,927,337	—	4,621,941	(89,581,421)	—	(4,032,143)
12/31/2023	8,172,772	—	6,755,360	(4,380,085)	—	10,548,047	95,539,044	—	77,619,082	(50,821,729)	—	122,336,397
Index Solution 2050
Class ADV
12/31/2024	209,523	—	—	(273,225)	—	(63,702)	3,854,392	—	—	(5,093,721)	—	(1,239,329)
12/31/2023	290,131	—	103,991	(278,115)	—	116,007	4,722,162	—	1,670,097	(4,544,573)	—	1,847,686
Class I
12/31/2024	252,551	—	2,236	(269,077)	—	(14,290)	4,758,237	—	42,367	(5,072,598)	—	(271,994)
12/31/2023	352,167	—	80,776	(125,185)	—	307,758	5,873,921	—	1,337,654	(2,081,222)	—	5,130,353
Class S
12/31/2024	173,156	—	81	(233,837)	—	(60,600)	3,226,902	—	1,522	(4,404,254)	—	(1,175,830)
12/31/2023	161,479	—	57,546	(131,675)	—	87,350	2,706,909	—	950,666	(2,173,989)	—	1,483,586
Class S2
12/31/2024	99,555	—	—	(28,120)	—	71,435	1,862,776	—	—	(523,671)	—	1,339,105
12/31/2023	89,578	—	22,044	(87,313)	—	24,309	1,480,729	—	356,003	(1,441,259)	—	395,473
Class Z
12/31/2024	3,556,023	—	120,452	(3,152,528)	—	523,947	68,988,138	—	2,318,693	(61,186,981)	—	10,119,850
12/31/2023	5,662,308	—	3,045,465	(1,842,439)	—	6,865,334	96,271,381	—	51,224,722	(31,332,934)	—	116,163,169
Index Solution 2055
Class ADV
12/31/2024	388,433	—	—	(839,251)	—	(450,818)	6,586,799	—	—	(14,394,583)	—	(7,807,784)
12/31/2023	514,167	—	272,676	(533,580)	—	253,263	7,587,933	—	4,016,524	(7,947,673)	—	3,656,784
Class I
12/31/2024	464,627	—	5,520	(743,858)	—	(273,711)	8,114,629	—	96,105	(12,730,004)	—	(4,519,270)
12/31/2023	563,586	—	249,804	(144,115)	—	669,275	8,659,263	—	3,799,514	(2,200,787)	—	10,257,990
Class S
12/31/2024	292,382	—	—	(331,024)	—	(38,642)	5,026,608	—	—	(5,707,088)	—	(680,480)
12/31/2023	416,836	—	189,774	(174,246)	—	432,364	6,294,600	—	2,842,817	(2,625,690)	—	6,511,727
Class S2
12/31/2024	399,474	—	—	(1,254,269)	—	(854,795)	6,688,515	—	—	(22,492,441)	—	(15,803,926)

31

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Index Solution 2055 (continued)
Class S2
12/31/2023	396,950	—	127,745	(127,744)	—	396,951	5,893,398	—	1,884,236	(1,899,699)	—	5,877,935
Class Z
12/31/2024	3,699,155	—	96,424	(3,424,895)	—	370,684	66,151,366	—	1,711,525	(61,545,127)	—	6,317,764
12/31/2023	5,395,538	—	2,787,428	(1,568,277)	—	6,614,689	84,453,774	—	43,205,136	(24,404,551)	—	103,254,359
Index Solution 2060
Class ADV
12/31/2024	238,072	—	—	(261,803)	—	(23,731)	3,575,375	—	—	(3,910,373)	—	(334,998)
12/31/2023	330,506	—	81,921	(221,654)	—	190,773	4,322,976	—	1,061,699	(2,898,112)	—	2,486,563
Class I
12/31/2024	605,555	—	3,834	(366,192)	—	243,197	9,193,221	—	58,312	(5,634,453)	—	3,617,080
12/31/2023	579,190	—	148,623	(122,751)	—	605,062	7,724,138	—	1,973,710	(1,630,021)	—	8,067,827
Class S
12/31/2024	152,691	—	—	(156,779)	—	(4,088)	2,314,097	—	—	(2,334,781)	—	(20,684)
12/31/2023	166,160	—	39,215	(77,411)	—	127,964	2,178,233	—	514,887	(1,001,372)	—	1,691,748
Class S2
12/31/2024	71,451	—	—	(46,849)	—	24,602	1,068,758	—	—	(723,942)	—	344,816
12/31/2023	63,071	—	14,944	(37,075)	—	40,940	820,991	—	194,869	(487,072)	—	528,788
Class Z
12/31/2024	4,178,746	—	67,998	(2,249,771)	—	1,996,973	65,073,376	—	1,050,563	(35,211,720)	—	30,912,219
12/31/2023	5,539,307	—	1,774,100	(1,056,208)	—	6,257,199	75,090,203	—	23,950,349	(14,323,330)	—	84,717,222
Index Solution 2065
Class ADV
12/31/2024	172,917	—	493	(119,848)	—	53,562	2,214,457	—	6,233	(1,537,332)	—	683,358
12/31/2023	149,355	—	—	(187,803)	—	(38,448)	1,586,964	—	—	(1,981,068)	—	(394,104)
Class I
12/31/2024	677,723	—	1,552	(179,210)	—	500,065	8,767,238	—	19,848	(2,332,415)	—	6,454,671
12/31/2023	477,865	—	—	(43,967)	—	433,898	5,143,912	—	—	(478,617)	—	4,665,295
Class S
12/31/2024	141,393	—	424	(110,347)	—	31,470	1,834,000	—	5,386	(1,391,558)	—	447,828
12/31/2023	127,097	—	—	(37,024)	—	90,073	1,359,796	—	—	(399,798)	—	959,998
Class S2
12/31/2024	123,623	—	273	(126,115)	—	(2,219)	1,571,784	—	3,462	(1,691,889)	—	(116,643)
12/31/2023	66,962	—	—	(15,310)	—	51,652	726,738	—	—	(161,471)	—	565,267
Class Z
12/31/2024	2,871,420	—	11,318	(456,633)	—	2,426,105	37,213,690	—	145,545	(5,934,515)	—	31,424,720
12/31/2023	2,954,455	—	—	(327,283)	—	2,627,172	31,853,464	—	—	(3,515,475)	—	28,337,989

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

32

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Year Ended
	December 31,	Year Ended
	2024	December 31, 2023
	Ordinary	Ordinary	Long-term
	Income	Income	Capital Gains
Index Solution Income	$18,531,166	$17,724,066	$10,745,357
Index Solution 2025	20,002,294	24,745,512	35,116,825
Index Solution 2030	13,658,088	18,950,866	41,890,820
Index Solution 2035	15,962,091	27,884,363	84,352,997
Index Solution 2040	6,490,010	16,385,623	51,816,311
Index Solution 2045	5,020,066	20,534,661	79,771,884
Index Solution 2050	2,362,582	11,946,994	43,592,148
Index Solution 2055	1,807,630	13,078,303	42,669,924
Index Solution 2060	1,108,875	6,103,505	21,592,009
Index Solution 2065	180,474	—	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Index Solution Income	$22,560,904	$—	$21,927,084	$(62,210,979)	Long-term	$(17,722,991)
Index Solution 2025	32,693,312	—	62,758,874	(30,428,512)	Long-term	65,023,674
Index Solution 2030	27,245,205	—	94,382,175	(34,321,502)	Long-term	87,305,878
Index Solution 2035	40,686,288	—	202,159,893	(53,560,327)	Long-term	189,285,854
Index Solution 2040	23,364,176	—	153,490,182	(477,648)	Short-term	148,244,416
				(28,132,294)	Long-term
				$(28,609,942)
Index Solution 2045	27,365,324	—	217,073,931	(24,189,702)	Long-term	220,249,553
Index Solution 2050	16,927,719	—	149,735,889	(18,869,305)	Long-term	147,794,303
Index Solution 2055	16,633,171	—	148,977,321	(10,298,499)	Long-term	155,311,993
Index Solution 2060	10,136,329	—	89,830,236	(1,822,597)	Short-term	88,141,893
				(10,002,075)	Long-term
				$(11,824,672)
Index Solution 2065	2,376,333	282,598	18,769,295	—	—	21,428,226

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of December 31, 2024, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and

33

NOTES TO FINANCIAL STATEMENTS as of December 31, 2024 (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — SUBSEQUENT EVENTS

Reorganization: On November 12, 2024, the Board approved the reorganization of Index Solution 2025 into Index Solution Income on or about August 8, 2025. Following the reorganization, shareholders of Index Solution 2025 will hold shares of Index Solution Income.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

34

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 53.5%
2,253,462	Schwab U.S. TIPS ETF	$58,206,924	10.1
207,032	Vanguard Long-Term Treasury ETF	11,459,221	2.0
4,488,799 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	215,552,128	37.4
645,927	Xtrackers USD High Yield Corporate Bond ETF	23,305,046	4.0
	Total Exchange-Traded Funds
	(Cost $318,679,039)	308,523,319	53.5
MUTUAL FUNDS: 46.4%
	Affiliated Investment Companies: 46.4%
5,655,724	Voya Short Duration Bond Fund - Class R6	52,767,903	9.2
2,982,327	Voya U.S. Bond Index Portfolio - Class I	26,662,001	4.6
1,512,467	Voya VACS Index Series EM Portfolio	17,090,876	3.0
3,909,778	Voya VACS Index Series I Portfolio	42,968,463	7.4
1,319,656	Voya VACS Index Series MC Portfolio	16,337,341	2.8
7,658,489	Voya VACS Index Series S Portfolio	111,660,769	19.4
	Total Mutual Funds
	(Cost $234,671,252)	267,487,353	46.4
	Total Long-Term Investments
	(Cost $553,350,291)	576,010,672	99.9

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
482,072 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.370%	482,072	0.1
	Total Short-Term Investments
	(Cost $482,072)	482,072	0.1
	Total Investments in Securities
	(Cost $553,832,363)	$576,492,744	100.0
	Liabilities in Excess of Other Assets	(83,537)	0.0
	Net Assets	$576,409,207	100.0

(1)	Investment in affiliate.
(2)	Rate shown is the 7-day yield as of December 31, 2024.

See Accompanying Notes to Financial Statements

35

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$308,523,319	$—	$—	$308,523,319
Mutual Funds	267,487,353	—	—	267,487,353
Short-Term Investments	482,072	—	—	482,072
Total Investments, at fair value	$576,492,744	$—	$—	$576,492,744

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya Short Duration Bond Fund - Class R6	$39,338,104	$28,728,692	$(14,827,277)	$(471,616)	$52,767,903	$2,038,959	$219,860	$—
Voya U.S. Bond Index Portfolio - Class I	33,338,526	97,098,266	(102,100,493)	(1,674,298)	26,662,001	1,210,597	723,731	—
Voya VACS Index Series EM Portfolio	13,462,255	8,243,939	(4,190,336)	(424,982)	17,090,876	488,819	520,744	—
Voya VACS Index Series I Portfolio	45,465,412	10,075,213	(11,609,482)	(962,680)	42,968,463	1,217,336	1,660,750	—
Voya VACS Index Series MC Portfolio	14,094,385	14,183,224	(11,981,571)	41,303	16,337,341	217,749	2,013,131	76,190
Voya VACS Index Series S Portfolio	144,475,192	17,753,121	(58,104,769)	7,537,225	111,660,769	1,603,676	19,934,224	616,798
Voya VACS Index Series SC Portfolio	7,139,133	27,902	(6,255,483)	(911,552)	—	—	1,000,466	—
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund	254,314,417	598,017	(33,264,400)	(6,095,906)	215,552,128	11,351,065	(701,854)	—
	$551,627,424	$176,708,374	$(242,333,811)	$(2,962,506)	$483,039,481	$18,128,201	$25,371,052	$692,988

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(295,531)
Total	$(295,531)

See Accompanying Notes to Financial Statements

36

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $554,565,660.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$33,592,250
Gross Unrealized Depreciation	(11,665,166)
Net Unrealized Appreciation	$21,927,084

See Accompanying Notes to Financial Statements

37

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 47.0%
3,222,610	Schwab U.S. TIPS ETF	$83,240,016	8.6
348,344	Vanguard Long-Term Treasury ETF	19,280,840	2.0
6,684,572 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	320,993,148	33.1
882,846	Xtrackers USD High Yield Corporate Bond ETF	31,853,084	3.3
	Total Exchange-Traded Funds
	(Cost $467,727,840)	455,367,088	47.0
MUTUAL FUNDS: 52.9%
	Affiliated Investment Companies: 52.9%
5,290,045	Voya Short Duration Bond Fund - Class R6	49,356,119	5.1
6,245,026	Voya U.S. Bond Index Portfolio - Class I	55,830,535	5.7
2,547,159	Voya VACS Index Series EM Portfolio	28,782,898	3.0
8,994,894	Voya VACS Index Series I Portfolio	98,853,882	10.2
2,594,891	Voya VACS Index Series MC Portfolio	32,124,746	3.3
16,529,552	Voya VACS Index Series S Portfolio	241,000,868	24.9
557,211	Voya VACS Index Series SC Portfolio	6,614,097	0.7
	Total Mutual Funds
	(Cost $436,131,023)	512,563,145	52.9
	Total Long-Term Investments
	(Cost $903,858,863)	967,930,233	99.9
	Total Investments in Securities
	(Cost $903,858,863)	$967,930,233	99.9
	Assets in Excess of Other Liabilities	535,354	0.1
	Net Assets	$968,465,587	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

38

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$455,367,088	$—	$—	$455,367,088
Mutual Funds	512,563,145	—	—	512,563,145
Total Investments, at fair value	$967,930,233	$—	$—	$967,930,233

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya Short Duration Bond Fund - Class R6	$—	$54,108,631	$(4,334,084)	$(418,428)	$49,356,119	$736,070	$53,384	$—
Voya U.S. Bond Index Portfolio - Class I	66,233,658	120,621,637	(128,537,361)	(2,487,399)	55,830,535	2,345,881	361,702	—
Voya VACS Index Series EM Portfolio	32,410,034	14,204,967	(16,513,255)	(1,318,848)	28,782,898	777,289	898,312	—
Voya VACS Index Series I Portfolio	138,961,641	10,617,129	(46,931,609)	(3,793,279)	98,853,882	3,107,828	6,548,991	—
Voya VACS Index Series MC Portfolio	33,641,966	23,793,258	(25,483,663)	173,185	32,124,746	433,932	4,490,491	151,831
Voya VACS Index Series S Portfolio	352,444,133	33,467,293	(156,543,151)	11,632,593	241,000,868	3,792,826	53,769,449	1,458,780
Voya VACS Index Series SC Portfolio	22,929,646	2,162,569	(17,174,565)	(1,303,553)	6,614,097	358,359	2,414,780	184,449
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	304,738,145	49,750,453	(25,062,100)	(8,433,350)	320,993,148	15,343,021	(458,779)	—
	$951,359,223	$308,725,937	$(420,579,788)	$(5,949,079)	$833,556,293	$26,895,206	$68,078,330	$1,795,060

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(510,378)
Total	$(510,378)

See Accompanying Notes to Financial Statements

39

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $905,171,359.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$79,678,735
Gross Unrealized Depreciation	(16,919,861)
Net Unrealized Appreciation	$62,758,874

See Accompanying Notes to Financial Statements

40

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 32.1%
1,086,939	Schwab U.S. TIPS ETF	$28,075,634	3.0
332,868	Vanguard Long-Term Treasury ETF	18,424,244	2.0
4,891,340 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	234,882,147	25.1
519,262	Xtrackers USD High Yield Corporate Bond ETF	18,734,973	2.0
	Total Exchange-Traded Funds (Cost $307,634,047)	300,116,998	32.1

MUTUAL FUNDS: 67.8%
	Affiliated Investment Companies: 67.8%
2,546,320	Voya Short Duration Bond Fund - Class R6	23,757,170	2.5
5,163,413	Voya U.S. Bond Index Portfolio - Class I	46,160,916	4.9
2,872,661	Voya VACS Index Series EM Portfolio	32,461,074	3.5
13,156,383	Voya VACS Index Series I Portfolio	144,588,652	15.5
3,689,908	Voya VACS Index Series MC Portfolio	45,681,063	4.9
21,745,119	Voya VACS Index Series S Portfolio	317,043,829	34.0
1,924,762	Voya VACS Index Series SC Portfolio	22,846,931	2.5
	Total Mutual Funds (Cost $529,351,908)	632,539,635	67.8
	Total Long-Term Investments (Cost $836,985,955)	932,656,633	99.9
	Total Investments in Securities (Cost $836,985,955)	$932,656,633	99.9
	Assets in Excess of Other Liabilities	516,884	0.1
	Net Assets	$933,173,517	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

41

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$300,116,998	$—	$—	$300,116,998
Mutual Funds	632,539,635	—	—	632,539,635
Total Investments, at fair value	$932,656,633	$—	$—	$932,656,633

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya Short Duration Bond Fund - Class R6	$—	$25,007,875	$(1,017,850)	$(232,855)	$23,757,170	$250,435	$(8,067)	$—
Voya U.S. Bond Index Portfolio - Class I	52,158,163	47,062,032	(51,378,087)	(1,681,192)	46,160,916	1,839,715	(12,886)	—
Voya VACS Index Series EM Portfolio	36,255,329	18,291,908	(20,523,521)	(1,562,642)	32,461,074	698,753	1,043,318	—
Voya VACS Index Series I Portfolio	143,121,433	21,525,494	(18,846,311)	(1,211,964)	144,588,652	3,590,729	2,659,116	—
Voya VACS Index Series MC Portfolio	37,468,258	23,720,214	(17,879,183)	2,371,774	45,681,063	468,808	3,122,818	164,034
Voya VACS Index Series S Portfolio	310,592,553	57,812,623	(88,312,498)	36,951,151	317,043,829	4,260,755	31,472,286	1,638,754
Voya VACS Index Series SC Portfolio	47,913,975	5,017,730	(28,668,246)	(1,416,528)	22,846,931	557,126	3,479,891	286,756
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	222,547,347	26,221,712	(7,311,200)	(6,575,712)	234,882,147	11,161,228	(98,171)	—
	$850,057,058	$224,659,588	$(233,936,896)	$26,642,032	$867,421,782	$22,827,549	$41,658,305	$2,089,544

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(474,190)
Total	$(474,190)

See Accompanying Notes to Financial Statements

42

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $838,274,458.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$105,439,483
Gross Unrealized Depreciation	(11,057,308)
Net Unrealized Appreciation	$94,382,175

See Accompanying Notes to Financial Statements

43

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 21.1%
558,444	Vanguard Long-Term Treasury ETF	$30,909,875	2.0
5,588,172 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	268,344,020	17.1
871,154	Xtrackers USD High Yield Corporate Bond ETF	31,431,236	2.0
	Total Exchange-Traded Funds (Cost $338,520,056)	330,685,131	21.1

MUTUAL FUNDS: 78.9%
	Affiliated Investment Companies: 78.9%
840,866	Voya Short Duration Bond Fund - Class R6	7,845,276	0.5
12,461,504	Voya U.S. Bond Index Portfolio - Class I	111,405,848	7.1
6,221,224	Voya VACS Index Series EM Portfolio	70,299,826	4.5
26,447,632	Voya VACS Index Series I Portfolio	290,659,471	18.5
6,142,423	Voya VACS Index Series MC Portfolio	76,043,202	4.8
43,897,197	Voya VACS Index Series S Portfolio	640,021,132	40.8
3,509,968	Voya VACS Index Series SC Portfolio	41,663,323	2.7
	Total Mutual Funds (Cost $1,025,799,244)	1,237,938,078	78.9
	Total Long-Term Investments (Cost $1,364,319,300)	1,568,623,209	100.0
	Total Investments in Securities (Cost $1,364,319,300)	$1,568,623,209	100.0
	Assets in Excess of Other Liabilities	685,979	0.0
	Net Assets	$1,569,309,188	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

44

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$330,685,131	$—	$—	$330,685,131
Mutual Funds	1,237,938,078	—	—	1,237,938,078
Total Investments, at fair value	$1,568,623,209	$—	$—	$1,568,623,209

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya Short Duration Bond Fund - Class R6	$—	$7,838,279	$(1,412)	$8,410	$7,845,276	$11,216	$—	$—
Voya U.S. Bond Index Portfolio - Class I	81,446,803	84,140,133	(51,871,296)	(2,309,793)	111,405,848	4,089,100	(636,065)	—
Voya VACS Index Series EM Portfolio	74,204,147	32,812,157	(34,355,158)	(2,361,320)	70,299,826	1,739,412	1,970,266	—
Voya VACS Index Series I Portfolio	279,469,741	43,360,593	(30,399,098)	(1,771,765)	290,659,471	7,117,110	4,387,870	—
Voya VACS Index Series MC Portfolio	61,327,936	38,618,954	(28,108,740)	4,205,052	76,043,202	779,293	4,887,013	272,672
Voya VACS Index Series S Portfolio	613,015,712	99,120,897	(152,843,250)	80,727,773	640,021,132	8,434,858	55,458,281	3,244,176
Voya VACS Index Series SC Portfolio	78,508,962	7,932,810	(43,201,791)	(1,576,658)	41,663,323	920,348	4,656,807	473,708
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	252,224,782	31,671,794	(7,973,800)	(7,578,756)	268,344,020	12,650,575	(107,068)	—
	$1,440,198,083	$345,495,617	$(348,754,545)	$69,342,943	$1,506,282,098	$35,741,912	$70,617,104	$3,990,556

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(794,758)
Total	$(794,758)

See Accompanying Notes to Financial Statements

45

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,366,463,316.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$215,270,819
Gross Unrealized Depreciation	(13,110,926)
Net Unrealized Appreciation	$202,159,893

See Accompanying Notes to Financial Statements

46

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 13.6%
364,195	Vanguard Long-Term Treasury ETF	$20,158,193	2.0
2,027,443 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	97,357,813	9.6
568,133	Xtrackers USD High Yield Corporate Bond ETF	20,498,239	2.0
	Total Exchange-Traded Funds (Cost $140,172,402)	138,014,245	13.6

MUTUAL FUNDS: 86.2%
	Affiliated Investment Companies: 86.2%
543,653	Voya Short Duration Bond Fund - Class R6	5,072,280	0.5
3,937,955	Voya U.S. Bond Index Portfolio - Class I	35,205,315	3.5
4,926,911	Voya VACS Index Series EM Portfolio	55,674,090	5.5
19,916,768	Voya VACS Index Series I Portfolio	218,885,280	21.6
4,690,811	Voya VACS Index Series MC Portfolio	58,072,235	5.7
32,107,626	Voya VACS Index Series S Portfolio	468,129,189	46.1
2,829,322	Voya VACS Index Series SC Portfolio	33,584,056	3.3
	Total Mutual Funds (Cost $718,022,553)	874,622,445	86.2
	Total Long-Term Investments (Cost $858,194,955)	1,012,636,690	99.8
	Total Investments in Securities (Cost $858,194,955)	$1,012,636,690	99.8
	Assets in Excess of Other Liabilities	2,031,585	0.2
	Net Assets	$1,014,668,275	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

47

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$138,014,245	$—	$—	$138,014,245
Mutual Funds	874,622,445	—	—	874,622,445
Total Investments, at fair value	$1,012,636,690	$—	$—	$1,012,636,690

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya Short Duration Bond Fund - Class R6	$—	$5,077,402	$(10,556)	$5,434	$5,072,280	$7,271	$9	$—
Voya U.S. Bond Index Portfolio - Class I	31,987,480	20,784,471	(16,880,465)	(686,171)	35,205,315	1,334,132	(403,206)	—
Voya VACS Index Series EM Portfolio	45,365,230	23,389,941	(12,327,500)	(753,581)	55,674,090	1,431,550	683,913	—
Voya VACS Index Series I Portfolio	198,333,659	39,849,982	(18,162,380)	(1,135,981)	218,885,280	5,111,525	2,381,514	—
Voya VACS Index Series MC Portfolio	46,578,635	25,194,601	(17,618,537)	3,917,536	58,072,235	562,494	3,143,912	196,815
Voya VACS Index Series S Portfolio	420,784,014	72,734,933	(88,652,177)	63,262,419	468,129,189	5,883,616	31,852,632	2,262,929
Voya VACS Index Series SC Portfolio	57,257,645	6,796,203	(29,763,623)	(706,169)	33,584,056	758,299	3,754,633	390,301
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	85,085,988	15,021,210	—	(2,749,385)	97,357,813	4,423,296	—	—
	$885,392,651	$208,848,743	$(183,415,238)	$61,154,102	$971,980,258	$19,512,183	$41,413,407	$2,850,045

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(526,799)
Total	$(526,799)

See Accompanying Notes to Financial Statements

48

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $859,146,508.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$157,972,900
Gross Unrealized Depreciation	(4,482,718)
Net Unrealized Appreciation	$153,490,182

See Accompanying Notes to Financial Statements

49

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 8.0%
230,451	Vanguard Long-Term Treasury ETF	$12,755,463	1.0
1,350,422 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	64,847,265	5.0
718,992	Xtrackers USD High Yield Corporate Bond ETF	25,941,231	2.0
	Total Exchange-Traded Funds
	(Cost $104,768,308)	103,543,959	8.0

MUTUAL FUNDS: 91.8%
	Affiliated Investment Companies: 91.8%
691,625	Voya Short Duration Bond Fund - Class R6	6,452,860	0.5
1,468,167	Voya U.S. Bond Index Portfolio - Class I	13,125,409	1.0
7,414,164	Voya VACS Index Series EM Portfolio	83,780,053	6.5
27,716,732	Voya VACS Index Series I Portfolio	304,606,880	23.6
5,973,368	Voya VACS Index Series MC Portfolio	73,950,302	5.7
45,102,992	Voya VACS Index Series S Portfolio	657,601,622	51.0
3,855,651	Voya VACS Index Series SC Portfolio	45,766,576	3.5
	Total Mutual Funds
	(Cost $966,266,050)	1,185,283,702	91.8
	Total Long-Term Investments
	(Cost $1,071,034,358)	1,288,827,661	99.8
	Total Investments in Securities
	(Cost $1,071,034,358)	$1,288,827,661	99.8
	Assets in Excess of Other Liabilities	1,957,160	0.2
	Net Assets	$1,290,784,821	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

50

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$103,543,959	$—	$—	$103,543,959
Mutual Funds	1,185,283,702	—	—	1,185,283,702
Total Investments, at fair value	$1,288,827,661	$—	$—	$1,288,827,661

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya Short Duration Bond Fund - Class R6	$—	$6,453,587	$(7,637)	$6,910	$6,452,860	$9,236	$7	$—
Voya U.S. Bond Index Portfolio - Class I	11,605,155	16,071,359	(14,036,560)	(514,545)	13,125,409	476,761	109,920	—
Voya VACS Index Series EM Portfolio	70,445,059	32,351,865	(18,133,880)	(882,991)	83,780,053	2,333,141	1,367,394	—
Voya VACS Index Series I Portfolio	279,632,839	57,677,735	(30,554,170)	(2,149,524)	304,606,880	7,285,271	4,403,470	—
Voya VACS Index Series MC Portfolio	60,124,095	32,522,977	(23,511,198)	4,814,428	73,950,302	733,873	4,212,481	256,780
Voya VACS Index Series S Portfolio	591,793,263	105,084,273	(127,110,632)	87,834,718	657,601,622	8,285,100	46,546,013	3,186,576
Voya VACS Index Series SC Portfolio	74,243,921	8,764,550	(36,648,367)	(593,528)	45,766,576	988,869	4,154,850	508,977
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	57,033,117	11,468,132	(1,866,050)	(1,787,934)	64,847,265	2,994,314	(25,056)	—
	$1,144,877,449	$270,394,478	$(251,868,494)	$86,727,534	$1,250,130,967	$23,106,565	$60,769,079	$3,952,333

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(658,407)
Total	$(658,407)

See Accompanying Notes to Financial Statements

51

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (CONTINUED)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,071,753,730.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$220,676,631
Gross Unrealized Depreciation	(3,602,700)
Net Unrealized Appreciation	$217,073,931

See Accompanying Notes to Financial Statements

52

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 5.0%
906,157 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$43,513,659	5.0
	Total Exchange-Traded Funds
	(Cost $44,591,997)	43,513,659	5.0
MUTUAL FUNDS: 94.9%
	Affiliated Investment Companies: 94.9%
465,115	Voya Short Duration Bond Fund - Class R6	4,339,527	0.5
1,001,681	Voya U.S. Bond Index Portfolio - Class I	8,955,026	1.0
4,989,449	Voya VACS Index Series EM Portfolio	56,380,771	6.5
18,651,094	Voya VACS Index Series I Portfolio	204,975,525	23.6
4,689,376	Voya VACS Index Series MC Portfolio	58,054,479	6.7
31,547,417	Voya VACS Index Series S Portfolio	459,961,335	53.0
2,594,347	Voya VACS Index Series SC Portfolio	30,794,904	3.6
	Total Mutual Funds
	(Cost $672,329,221)	823,461,567	94.9
	Total Long-Term Investments
	(Cost $716,921,218)	866,975,226	99.9
	Total Investments in Securities
	(Cost $716,921,218)	$866,975,226	99.9
	Assets in Excess of Other Liabilities	1,113,764	0.1
	Net Assets	$868,088,990	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

53

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$43,513,659	$—	$—	$43,513,659
Mutual Funds	823,461,567	—	—	823,461,567
Total Investments, at fair value	$866,975,226	$—	$—	$866,975,226

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Duration Bond Fund - Class R6	$—	$4,349,242	$(14,367)	$4,652	$4,339,527	$6,224	$10	$—
Voya U.S. Bond Index Portfolio - Class I	7,355,278	5,621,161	(3,747,981)	(273,432)	8,955,026	325,013	15,639	—
Voya VACS Index Series EM Portfolio	43,772,573	22,558,189	(9,517,081)	(432,910)	56,380,771	1,486,070	564,570	—
Voya VACS Index Series I Portfolio	175,048,103	42,549,892	(11,825,225)	(797,245)	204,975,525	4,640,184	1,560,464	—
Voya VACS Index Series MC Portfolio	45,033,302	22,692,216	(14,010,563)	4,339,524	58,054,479	534,344	2,551,781	186,965
Voya VACS Index Series S Portfolio	384,643,874	77,598,371	(67,196,338)	64,915,428	459,961,335	5,531,921	24,662,078	2,127,662
Voya VACS Index Series SC Portfolio	47,196,139	6,420,516	(22,593,155)	(228,596)	30,794,904	629,867	2,514,044	324,196
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	27,931,397	16,708,238	—	(1,125,976)	43,513,659	1,766,447	—	—
	$730,980,666	$198,497,825	$(128,904,710)	$66,401,445	$866,975,226	$14,920,070	$31,868,586	$2,638,823

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(442,337)
Total	$(442,337)

See Accompanying Notes to Financial Statements

54

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $717,239,337.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$151,252,033
Gross Unrealized Depreciation	(1,516,144)
Net Unrealized Appreciation	$149,735,889

See Accompanying Notes to Financial Statements

55

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 4.0%
720,571 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$34,601,819	4.0
	Total Exchange-Traded Funds (Cost $35,513,056)	34,601,819	4.0

MUTUAL FUNDS: 95.9%
	Affiliated Investment Companies: 95.9%
461,630	Voya Short Duration Bond Fund - Class R6	4,307,011	0.5
985,811	Voya U.S. Bond Index Portfolio - Class I	8,813,153	1.0
4,952,528	Voya VACS Index Series EM Portfolio	55,963,564	6.5
18,513,343	Voya VACS Index Series I Portfolio	203,461,645	23.6
4,654,895	Voya VACS Index Series MC Portfolio	57,627,596	6.7
31,907,619	Voya VACS Index Series S Portfolio	465,213,079	54.0
2,575,376	Voya VACS Index Series SC Portfolio	30,569,713	3.6
	Total Mutual Funds (Cost $675,824,989)	825,955,761	95.9
	Total Long-Term Investments (Cost $711,338,045)	860,557,580	99.9
	Total Investments in Securities (Cost $711,338,045)	$860,557,580	99.9
	Assets in Excess of Other Liabilities	982,525	0.1
	Net Assets	$861,540,105	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

56

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$34,601,819	$—	$—	$34,601,819
Mutual Funds	825,955,761	—	—	825,955,761
Total Investments, at fair value	$860,557,580	$—	$—	$860,557,580

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Duration Bond Fund - Class R6	$—	$4,305,391	$(2,996)	$4,616	$4,307,011	$6,159	$—	$—
Voya U.S. Bond Index Portfolio - Class I	7,642,412	6,623,600	(5,157,454)	(295,405)	8,813,153	329,836	43,393	—
Voya VACS Index Series EM Portfolio	52,800,702	22,751,059	(18,595,683)	(992,514)	55,963,564	1,524,936	1,246,975	—
Voya VACS Index Series I Portfolio	179,837,491	45,582,280	(20,254,934)	(1,703,192)	203,461,645	4,758,363	2,881,911	—
Voya VACS Index Series MC Portfolio	46,355,022	24,678,519	(17,279,408)	3,873,463	57,627,596	547,978	3,177,678	191,736
Voya VACS Index Series S Portfolio	395,181,288	84,426,567	(77,650,434)	63,255,658	465,213,079	5,761,910	29,093,413	2,216,118
Voya VACS Index Series SC Portfolio	47,890,692	6,548,457	(23,535,394)	(334,042)	30,569,713	645,955	2,677,746	332,477
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund	21,649,285	14,793,098	(972,800)	(867,764)	34,601,819	1,398,292	(13,062)	—
	$751,356,892	$209,708,971	$(163,449,103)	$62,940,820	$860,557,580	$14,973,429	$39,108,054	$2,740,331

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(434,975)
Total	$(434,975)

See Accompanying Notes to Financial Statements

57

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $711,580,259.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$150,266,088
Gross Unrealized Depreciation	(1,288,767)
Net Unrealized Appreciation	$148,977,321

See Accompanying Notes to Financial Statements

58

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2024

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 4.0%
452,888 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$21,747,682	4.0
	Total Exchange-Traded Funds (Cost $22,243,685)	21,747,682	4.0

MUTUAL FUNDS: 95.9%
	Affiliated Investment Companies: 95.9%
292,214	Voya Short Duration Bond Fund - Class R6	2,726,356	0.5
641,630	Voya U.S. Bond Index Portfolio - Class I	5,736,169	1.1
3,134,844	Voya VACS Index Series EM Portfolio	35,423,731	6.5
11,718,649	Voya VACS Index Series I Portfolio	128,787,950	23.6
2,947,091	Voya VACS Index Series MC Portfolio	36,484,991	6.7
20,197,058	Voya VACS Index Series S Portfolio	294,473,099	54.0
1,630,587	Voya VACS Index Series SC Portfolio	19,355,068	3.5
	Total Mutual Funds (Cost $432,542,792)	522,987,364	95.9
	Total Long-Term Investments (Cost $454,786,477)	544,735,046	99.9
	Total Investments in Securities (Cost $454,786,477)	$544,735,046	99.9
	Assets in Excess of Other Liabilities	637,470	0.1
	Net Assets	$545,372,516	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

59

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,747,682	$—	$—	$21,747,682
Mutual Funds	522,987,364	—	—	522,987,364
Total Investments, at fair value	$544,735,046	$—	$—	$544,735,046

_________

^              See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya Short Duration Bond Fund - Class R6	$—	$2,726,029	$(2,596)	$2,923	$2,726,356	$3,898	$3	$—
Voya U.S. Bond Index Portfolio - Class I	4,568,859	4,068,438	(2,729,253)	(171,875)	5,736,169	207,760	20,690	—
Voya VACS Index Series EM Portfolio	30,294,898	15,608,504	(9,943,142)	(536,529)	35,423,731	904,263	586,358	—
Voya VACS Index Series I Portfolio	103,459,162	34,006,228	(7,885,939)	(791,501)	128,787,950	2,821,849	1,039,192	—
Voya VACS Index Series MC Portfolio	26,665,442	16,599,443	(9,302,979)	2,523,085	36,484,991	324,984	1,709,060	113,711
Voya VACS Index Series S Portfolio	227,275,242	65,075,511	(38,545,044)	40,667,390	294,473,099	3,450,975	14,489,243	1,327,298
Voya VACS Index Series SC Portfolio	27,954,483	5,040,019	(13,542,960)	(96,474)	19,355,068	383,167	1,533,882	197,218
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	12,163,599	10,131,197	—	(547,114)	21,747,682	839,910	—	—
	$432,381,685	$153,255,369	$(81,951,913)	$41,049,905	$544,735,046	$8,936,806	$19,378,428	$1,638,227

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(275,352)
Total	$(275,352)

See Accompanying Notes to Financial Statements

60

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $454,904,810.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$90,523,193
Gross Unrealized Depreciation	(692,957)
Net Unrealized Appreciation	$89,830,236

See Accompanying Notes to Financial Statements

61

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
88,707 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$4,259,710	2.9
	Total Exchange-Traded Funds (Cost $4,358,122)	4,259,710	2.9

MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
77,819	Voya Short Duration Bond Fund - Class R6	726,051	0.5
179,072	Voya U.S. Bond Index Portfolio - Class I	1,600,905	1.1
834,916	Voya VACS Index Series EM Portfolio	9,434,548	6.5
3,253,483	Voya VACS Index Series I Portfolio	35,755,773	24.6
785,253	Voya VACS Index Series MC Portfolio	9,721,436	6.7
5,378,348	Voya VACS Index Series S Portfolio	78,416,319	54.0
434,485	Voya VACS Index Series SC Portfolio	5,157,340	3.6
	Total Mutual Funds (Cost $121,874,540)	140,812,372	97.0
	Total Long-Term Investments (Cost $126,232,662)	145,072,082	99.9
	Total Investments in Securities (Cost $126,232,662)	$145,072,082	99.9
	Assets in Excess of Other Liabilities	151,387	0.1
	Net Assets	$145,223,469	100.0

(1)       Investment in affiliate.

See Accompanying Notes to Financial Statements

62

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,259,710	$—	$—	$4,259,710
Mutual Funds	140,812,372	—	—	140,812,372
Total Investments, at fair value	$145,072,082	$—	$—	$145,072,082

_________

^        See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	12/31/2024	Income	(Losses)	Distributions
Voya Short Duration Bond Fund - Class R6	$—	$726,464	$(1,196)	$783	$726,051	$1,036	$—	$—
Voya U.S. Bond Index Portfolio - Class I	998,598	2,186,358	(1,542,039)	(42,012)	1,600,905	55,641	11,777	—
Voya VACS Index Series EM Portfolio	5,215,406	5,594,266	(1,283,076)	(92,048)	9,434,548	208,146	115,177	—
Voya VACS Index Series I Portfolio	22,077,330	15,584,308	(1,510,589)	(395,276)	35,755,773	677,480	208,951	—
Voya VACS Index Series MC Portfolio	5,596,323	5,663,504	(2,150,037)	611,646	9,721,436	74,854	389,624	26,191
Voya VACS Index Series S Portfolio	47,608,520	30,169,431	(8,856,256)	9,494,624	78,416,319	831,660	3,394,883	319,870
Voya VACS Index Series SC Portfolio	5,751,614	2,440,628	(3,026,726)	(8,176)	5,157,340	88,300	375,046	45,448
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund	1,346,895	3,048,727	(35,996)	(99,916)	4,259,710	143,173	(233)	—
	$88,594,686	$65,413,686	$(18,405,915)	$9,469,625	$145,072,082	$2,080,290	$4,495,225	$391,509

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(71,599)
Total	$(71,599)

See Accompanying Notes to Financial Statements

63

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (continued)

At December 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $126,302,787.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$18,960,550
Gross Unrealized Depreciation	(191,255)
Net Unrealized Appreciation	$18,769,295

See Accompanying Notes to Financial Statements

64

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2024 were as follows:

		Per Share
Portfolio Name	Type	Amount
Voya Index Solution Income Portfolio
Class ADV	NII	$0.2445
Class I	NII	$0.2967
Class S	NII	$0.2716
Class S2	NII	$0.2608
Class Z	NII	$0.3029
Voya Index Solution 2025 Portfolio
Class ADV	NII	$0.1637
Class I	NII	$0.2202
Class S	NII	$0.1912
Class S2	NII	$0.1787
Class Z	NII	$0.2241
Voya Index Solution 2030 Portfolio
Class ADV	NII	$0.1601
Class I	NII	$0.2355
Class S	NII	$0.1980
Class S2	NII	$0.1861
Class Z	NII	$0.2445
Voya Index Solution 2035 Portfolio
Class ADV	NII	$0.0701
Class I	NII	$0.1285
Class S	NII	$0.0988
Class S2	NII	$0.0880
Class Z	NII	$0.1309
Voya Index Solution 2040 Portfolio
Class ADV	NII	$0.0338
Class I	NII	$0.1169
Class S	NII	$0.0774
Class S2	NII	$0.0577
Class Z	NII	$0.1269

Per Share
Portfolio Name	Type	Amount
Voya Index Solution 2045 Portfolio
Class ADV	NII	$ -
Class I	NII	$ 0.0583
Class S	NII	$ 0.0253
Class S2	NII	$ 0.0141
Class Z	NII	$ 0.0608
Voya Index Solution 2050 Portfolio
Class ADV	NII	$ -
Class I	NII	$ 0.0422
Class S	NII	$ 0.0023
Class S2	NII	$ -
Class Z	NII	$ 0.0592
Voya Index Solution 2055 Portfolio
Class ADV	NII	$ -
Class I	NII	$ 0.3029
Class S	NII	$ -
Class S2	NII	$ -
Class Z	NII	$ 0.0466
Voya Index Solution 2060 Portfolio
Class ADV	NII	$ -
Class I	NII	$ 0.0242
Class S	NII	$ -
Class S2	NII	$ -
Class Z	NII	$ 0.0375
Voya Index Solution 2065 Portfolio
Class ADV	NII	$ 0.0189
Class I	NII	$ 0.0189
Class S	NII	$ 0.0189
Class S2	NII	$ 0.0189
Class Z	NII	$ 0.0189

___________

NII - Net investment income

Of the ordinary distributions made during the year ended December 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Index Solution Income Portfolio	0.01%
Voya Index Solution 2025 Portfolio	0.02%
Voya Index Solution 2030 Portfolio	0.02%
Voya Index Solution 2035 Portfolio	0.04%
Voya Index Solution 2040 Portfolio	0.06%
Voya Index Solution 2045 Portfolio	0.10%
Voya Index Solution 2050 Portfolio	0.13%
Voya Index Solution 2055 Portfolio	0.16%
Voya Index Solution 2060 Portfolio	0.15%
Voya Index Solution 2065 Portfolio	0.15%

65

TAX INFORMATION (Unaudited) (continued)

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2024:

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Derived from Foreign
	Taxes Paid	Amount	Sourced Income*
Voya Index Solution Income Portfolio	$153,318	$0.0027	7.42%
Voya Index Solution 2025 Portfolio	$313,091	$0.0036	11.41%
Voya Index Solution 2030 Portfolio	$421,687	$0.0076	15.50%
Voya Index Solution 2035 Portfolio	$866,674	$0.0068	21.02%
Voya Index Solution 2040 Portfolio	$662,945	$0.0126	27.45%
Voya Index Solution 2045 Portfolio	$946,281	$0.0101	33.41%
Voya Index Solution 2050 Portfolio	$636,783	$0.0150	35.24%
Voya Index Solution 2055 Portfolio	$632,077	$0.0138	35.78%
Voya Index Solution 2060 Portfolio	$400,094	$0.0120	35.70%
Voya Index Solution 2065 Portfolio	$109,574	$0.0103	36.26%

_____________

*             None of the Portfolios listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

66

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Directors (“Board”) of Voya Partners, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Index Solution Income Portfolio, Voya Index Solution 2025 Portfolio, Voya Index Solution 2030 Portfolio, Voya Index Solution 2035 Portfolio, Voya Index Solution 2040 Portfolio, Voya Index Solution 2045 Portfolio, Voya Index Solution 2050 Portfolio, Voya Index Solution 2055 Portfolio, Voya Index Solution 2060 Portfolio, and Voya Index Solution 2065 Portfolio, each a series of the Company (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Directors also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors request, and management provides, certain information that the Independent Directors deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to

67

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Company’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the

Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Company’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. The Board considered that, while the Portfolios do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

68

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Index Solution Income Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the five-year and ten-year periods and the third quintile for the year-to-date, one-year and three-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is below the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2025 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2025 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked

69

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

in the first quintile of its Morningstar category for the one-year and three-year periods and the second quintile for the year-to-date, five-year and ten-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is below the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2030 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2030 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, three-year, five-year and ten-year periods and the third quintile for the year-to-date period; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the third quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is below the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2035 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2035 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date and one-year periods and the third quintile for the three-year, five-year and ten-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the third quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is below the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2040 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2040 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, three-year and five-year periods and the third quintile for the year-to-date and ten-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and

70

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

(c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is below the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2045 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2045 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the three-year and five-year periods and the third quintile for the year-to-date, one-year and ten-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is below the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2050 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2050 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the three-year and five-year periods and the third quintile for the year-to-date, one-year and ten-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is below the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2055 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2055 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the three-year period and the third quintile for the year-to-date, one-year, five-year and ten-year periods; and (2) the Portfolio underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the first quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is below the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2060 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2060 Portfolio, the Board considered that, based on performance data for the

71

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the three-year period and the third quintile for the year-to-date, one-year and five-year periods; and (2) the Portfolio outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the second quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is below the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2065 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2065 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the three-year period and the third quintile for the year-to-date and one-year periods; and (2) the Portfolio outperformed its primary benchmark for the year-to-date and one-year periods and underperformed for the three-year period.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio's net management fee rate is ranked in the second quintile; (b) the Portfolio's contractual management fee rate is ranked in the second quintile; and (c) the Portfolio's all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio's net expense ratio, not inclusive of AFFE, is below the median of net expense ratios.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2025.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VINDSOL (1224)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $464,177 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 10, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: March 10, 2025